UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2022

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2022

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
SA Multi-Managed Growth Portfolio	6
SA Multi-Managed Moderate Growth Portfolio	35
SA Multi-Managed Income/Equity Portfolio	69
SA Multi-Managed Income Portfolio	95
SA Putnam Asset Allocation Diversified Growth Portfolio	121
SA T. Rowe Price Growth Stock Portfolio	167
Seasons Select
SA Multi-Managed Large Cap Growth Portfolio	173
SA Multi-Managed Large Cap Value Portfolio	181
SA Multi-Managed Mid Cap Growth Portfolio	192
SA Multi-Managed Mid Cap Value Portfolio	204
SA Multi-Managed Small Cap Portfolio	219
SA Multi-Managed International Equity Portfolio	235
SA Multi-Managed Diversified Fixed Income Portfolio	248
SA American Century Inflation Protection Portfolio	305
Seasons Focused
SA Columbia Focused Value Portfolio	315
Seasons Managed Allocation
SA Allocation Growth Portfolio	318
SA Allocation Moderate Growth Portfolio	321
SA Allocation Moderate Portfolio	324
SA Allocation Balanced Portfolio	327
Statements of Assets and Liabilities	330
Statements of Operations	338
Statements of Changes in Net Assets	342
Notes to Financial Statements	349
Financial Highlights	395
Report of Independent Registered Public Accounting Firm	409
Approval of Advisory and Subadvisory Agreements	411
Trustees and Officers Information	424
Shareholders Tax Information	427
Comparisons: Portfolios vs Indexes	429
Supplements to the Prospectus	463
Results of Special Shareholders Meeting	464

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2022.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2022

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2021 and held until March 31, 2022. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2022" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2022" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2022" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2022" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2022" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2022

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2021	Ending Account Value Using Actual Return at March 31, 2022	Expenses Paid During the Six Months Ended March 31, 2022*	Beginning Account Value at October 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2022	Expenses Paid During the Six Months Ended March 31, 2022*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$817.02	$5.89	$1,000.00	$1,018.45	$6.54	1.30%
Class 2	$1,000.00	$816.84	$6.57	$1,000.00	$1,017.70	$7.29	1.45%
Class 3	$1,000.00	$815.92	$7.02	$1,000.00	$1,017.20	$7.80	1.55%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$845.60	$5.02	$1,000.00	$1,019.50	$5.49	1.09%
Class 2	$1,000.00	$845.22	$5.70	$1,000.00	$1,018.75	$6.24	1.24%
Class 3	$1,000.00	$845.12	$6.16	$1,000.00	$1,018.25	$6.74	1.34%
SA Multi-Managed Income/ Equity#
Class 1	$1,000.00	$853.26	$5.41	$1,000.00	$1,019.10	$5.89	1.17%
Class 2	$1,000.00	$853.12	$6.10	$1,000.00	$1,018.35	$6.64	1.32%
Class 3	$1,000.00	$851.65	$6.56	$1,000.00	$1,017.85	$7.14	1.42%
SA Multi-Managed Income#
Class 1	$1,000.00	$888.48	$5.84	$1,000.00	$1,018.75	$6.24	1.24%
Class 2	$1,000.00	$887.77	$6.54	$1,000.00	$1,018.00	$6.99	1.39%
Class 3	$1,000.00	$887.60	$7.01	$1,000.00	$1,017.50	$7.49	1.49%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,001.38	$4.24	$1,000.00	$1,020.69	$4.28	0.85%
Class 2	$1,000.00	$1,000.64	$4.99	$1,000.00	$1,019.95	$5.04	1.00%
Class 3	$1,000.00	$1,000.03	$5.49	$1,000.00	$1,019.45	$5.54	1.10%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$882.62	$4.13	$1,000.00	$1,020.54	$4.43	0.88%
Class 2	$1,000.00	$882.17	$4.83	$1,000.00	$1,019.80	$5.19	1.03%
Class 3	$1,000.00	$881.56	$5.30	$1,000.00	$1,019.30	$5.69	1.13%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$903.97	$3.51	$1,000.00	$1,021.24	$3.73	0.74%
Class 2	$1,000.00	$903.37	$4.22	$1,000.00	$1,020.49	$4.48	0.89%
Class 3	$1,000.00	$902.57	$4.70	$1,000.00	$1,020.00	$4.99	0.99%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,084.34	$4.11	$1,000.00	$1,020.99	$3.98	0.79%
Class 2	$1,000.00	$1,083.63	$4.88	$1,000.00	$1,020.24	$4.73	0.94%
Class 3	$1,000.00	$1,082.48	$5.40	$1,000.00	$1,019.75	$5.24	1.04%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$879.66	$4.45	$1,000.00	$1,020.19	$4.78	0.95%
Class 2	$1,000.00	$879.08	$5.15	$1,000.00	$1,019.45	$5.54	1.10%
Class 3	$1,000.00	$878.43	$5.62	$1,000.00	$1,018.95	$6.04	1.20%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,084.46	$4.99	$1,000.00	$1,020.14	$4.84	0.96%
Class 2	$1,000.00	$1,083.38	$5.77	$1,000.00	$1,019.40	$5.59	1.11%
Class 3	$1,000.00	$1,082.56	$6.28	$1,000.00	$1,018.90	$6.09	1.21%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2022

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2021	Ending Account Value Using Actual Return at March 31, 2022	Expenses Paid During the Six Months Ended March 31, 2022*	Beginning Account Value at October 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2022	Expenses Paid During the Six Months Ended March 31, 2022*	Annualized Expense Ratio*
SA Multi-Managed Small Cap
Class 1	$1,000.00	$993.50	$4.72	$1,000.00	$1,020.19	$4.78	0.95%
Class 2	$1,000.00	$991.93	$5.46	$1,000.00	$1,019.45	$5.54	1.10%
Class 3	$1,000.00	$991.66	$5.96	$1,000.00	$1,018.95	$6.04	1.20%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$953.25	$5.16	$1,000.00	$1,019.65	$5.34	1.06%
Class 2	$1,000.00	$952.00	$5.89	$1,000.00	$1,018.90	$6.09	1.21%
Class 3	$1,000.00	$951.81	$6.37	$1,000.00	$1,018.40	$6.59	1.31%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$935.74	$3.28	$1,000.00	$1,021.54	$3.43	0.68%
Class 2	$1,000.00	$934.85	$4.00	$1,000.00	$1,020.79	$4.18	0.83%
Class 3	$1,000.00	$935.02	$4.49	$1,000.00	$1,020.29	$4.68	0.93%
SA American Century Inflation Protection#@
Class 1	$1,000.00	$1,007.67	$2.95	$1,000.00	$1,021.99	$2.97	0.59%
Class 3	$1,000.00	$1,005.78	$4.20	$1,000.00	$1,020.74	$4.23	0.84%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,113.37	$3.74	$1,000.00	$1,021.39	$3.58	0.71%
Class 2	$1,000.00	$1,112.60	$4.53	$1,000.00	$1,020.64	$4.33	0.86%
Class 3	$1,000.00	$1,111.51	$5.05	$1,000.00	$1,020.14	$4.84	0.96%
SA Allocation Growth#
Class 1	$1,000.00	$987.47	$0.59	$1,000.00	$1,024.33	$0.61	0.12%
Class 3	$1,000.00	$985.77	$1.83	$1,000.00	$1,023.09	$1.87	0.37%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$979.24	$0.54	$1,000.00	$1,024.38	$0.56	0.11%
Class 3	$1,000.00	$977.79	$1.78	$1,000.00	$1,023.14	$1.82	0.36%
SA Allocation Moderate#
Class 1	$1,000.00	$974.06	$0.59	$1,000.00	$1,024.33	$0.61	0.12%
Class 3	$1,000.00	$973.37	$1.82	$1,000.00	$1,023.09	$1.87	0.37%
SA Allocation Balanced#
Class 1	$1,000.00	$966.34	$0.64	$1,000.00	$1,024.28	$0.66	0.13%
Class 3	$1,000.00	$965.08	$1.86	$1,000.00	$1,023.04	$1.92	0.38%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2022" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2022" and the "Annualized Expense Ratio" would have been lower.

@  See Note 1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Computer Software	11.3%
E-Commerce/Services	8.0
Uniform Mtg. Backed Securities	7.1
Diversified Financial Services	5.2
Enterprise Software/Service	4.8
United States Treasury Notes	4.6
Entertainment Software	4.2
Medical-Biomedical/Gene	3.8
United States Treasury Bonds	3.2
Commercial Services-Finance	3.2
Internet Application Software	3.1
Semiconductor Equipment	3.1
Internet Content-Entertainment	3.0
E-Commerce/Products	2.9
Advertising Services	2.9
Real Estate Investment Trusts	1.8
Government National Mtg. Assoc.	1.7
Banks-Commercial	1.5
Repurchase Agreements	1.5
Internet Content-Information/News	1.5
Registered Investment Companies	1.4
Communications Software	1.4
Diversified Banking Institutions	1.3
Medical Instruments	1.1
Oil Companies-Exploration & Production	1.0
Finance-Other Services	1.0
Federal National Mtg. Assoc.	0.9
Electric-Integrated	0.9
Medical-Drugs	0.8
Electronic Components-Semiconductors	0.7
Sovereign	0.6
Medical Products	0.6
Municipal Bonds & Notes	0.6
Electronic Components-Misc.	0.5
Building & Construction-Misc.	0.5
Federal Home Loan Mtg. Corp.	0.4
Pharmacy Services	0.4
Cable/Satellite TV	0.4
Savings & Loans/Thrifts	0.3
Building-Residential/Commercial	0.3
Distribution/Wholesale	0.3
Oil-Field Services	0.3
Pipelines	0.3
Medical Labs & Testing Services	0.3
Rental Auto/Equipment	0.3
Networking Products	0.3
Banks-Super Regional	0.2
Applications Software	0.2
Commercial Services	0.2
Chemicals-Specialty	0.2
Computer Data Security	0.2
Human Resources	0.2
Retail-Apparel/Shoe	0.2
Linen Supply & Related Items	0.2
Oil Companies-Integrated	0.2
Environmental Consulting & Engineering	0.2
Computer Services	0.2
Insurance-Property/Casualty	0.2
Vitamins & Nutrition Products	0.2
Retail-Automobile	0.2
Building-Heavy Construction	0.2%
Retail-Restaurants	0.2
Motion Pictures & Services	0.2
Pastoral & Agricultural	0.2
Investment Management/Advisor Services	0.2
Apparel Manufacturers	0.2
Medical-HMO	0.2
Insurance-Life/Health	0.2
E-Services/Consulting	0.2
Gambling (Non-Hotel)	0.2
Water	0.2
Consulting Services	0.2
Telephone-Integrated	0.2
Tobacco	0.2
Gas-Distribution	0.1
Building & Construction Products-Misc.	0.1
Office Automation & Equipment	0.1
Computers-Integrated Systems	0.1
Cellular Telecom	0.1
Schools	0.1
Containers-Metal/Glass	0.1
Finance-Credit Card	0.1
Steel-Producers	0.1
Hazardous Waste Disposal	0.1
Data Processing/Management	0.1
Aerospace/Defense	0.1
Retail-Petroleum Products	0.1
Television	0.1
Aerospace/Defense-Equipment	0.1
Energy-Alternate Sources	0.1
Insurance Brokers	0.1
Medical Information Systems	0.1
Retail-Regional Department Stores	0.1
Financial Guarantee Insurance	0.1
Machinery-General Industrial	0.1
Funeral Services & Related Items	0.1
Medical-Hospitals	0.1
Computers	0.1
Telecom Services	0.1
Metal-Aluminum	0.1
Broadcast Services/Program	0.1
Building-Maintenance & Services	0.1
Retail-Pawn Shops	0.1
Chemicals-Diversified	0.1
Electric-Distribution	0.1
Food-Misc./Diversified	0.1
Transactional Software	0.1
Semiconductor Components-Integrated Circuits	0.1
Building Products-Wood	0.1
Coal	0.1
Transport-Truck	0.1
Office Furnishings-Original	0.1
Brewery	0.1
Casino Hotels	0.1
Therapeutics	0.1
Airlines	0.1
Auto-Cars/Light Trucks	0.1
Resorts/Theme Parks	0.1
Finance-Mortgage Loan/Banker	0.1
Diversified Manufacturing Operations	0.1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Industry Allocation* (continued)
Machinery-Electrical	0.1%
Theaters	0.1
Real Estate Operations & Development	0.1
X-Ray Equipment	0.1
Oil Refining & Marketing	0.1
Auto-Truck Trailers	0.1
Satellite Telecom	0.1
Insurance-Reinsurance	0.1
Real Estate Management/Services	0.1
Miscellaneous Manufacturing	0.1
Travel Services	0.1
Retail-Office Supplies	0.1
Finance-Investment Banker/Broker	0.1
Investment Companies	0.1
Auto/Truck Parts & Equipment-Original	0.1
Retail-Sporting Goods	0.1
Medical-Generic Drugs	0.1
Diagnostic Kits	0.1
Optical Supplies	0.1
Trucking/Leasing	0.1
Publishing-Books	0.1
Banks-Fiduciary	0.1
Consumer Products-Misc.	0.1
Music	0.1
Multilevel Direct Selling	0.1
Food-Retail	0.1
Food-Wholesale/Distribution	0.1
Metal Processors & Fabrication	0.1
Internet Security	0.1
108.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 72.0%
Advanced Materials — 0.0%
Materion Corp.	105	$9,003
Advertising Services — 2.9%
National CineMedia, Inc.	1,225	3,111
Trade Desk, Inc., Class A†	18,235	1,262,774
		1,265,885
Aerospace/Defense-Equipment — 0.1%
AAR Corp.†	300	14,529
Astronics Corp.†	950	12,283
Barnes Group, Inc.	125	5,024
Moog, Inc., Class A	75	6,585
		38,421
Agricultural Operations — 0.0%
Andersons, Inc.	375	18,848
Airlines — 0.1%
Allegiant Travel Co.†	75	12,179
SkyWest, Inc.†	850	24,523
		36,702
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	90	24,639
Appliances — 0.0%
Traeger, Inc.†	179	1,332
Applications Software — 0.1%
Alkami Technology, Inc.†	96	1,374
DigitalOcean Holdings, Inc.†	451	26,091
JFrog, Ltd.†	75	2,021
Sprout Social, Inc., Class A†	260	20,831
		50,317
Audio/Video Products — 0.0%
Sonos, Inc.†	675	19,049
Auto-Truck Trailers — 0.1%
Wabash National Corp.	2,100	31,164
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp.	75	10,694
Meritor, Inc.†	450	16,007
		26,701
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	357	12,349
Banks-Commercial — 1.5%
1st Source Corp.	125	5,781
Atlantic Union Bankshares Corp.	116	4,256
Banner Corp.	425	24,875
Business First Bancshares, Inc.	275	6,691
Byline Bancorp, Inc.	550	14,674
Cadence Bank	1,535	44,914
Cathay General Bancorp	465	20,809
Central Pacific Financial Corp.	675	18,832
Columbia Banking System, Inc.	700	22,589
ConnectOne Bancorp, Inc.	375	12,004
CVB Financial Corp.	975	22,630
Eastern Bankshares, Inc.	3,075	66,235
Enterprise Financial Services Corp.	200	9,462
Equity Bancshares, Inc., Class A	150	4,847
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Financial Institutions, Inc.	50	$1,507
First Bancshares, Inc.	50	1,683
First Citizens BancShares, Inc., Class A	12	7,987
First Commonwealth Financial Corp.	900	13,644
First Community Bankshares, Inc.	49	1,382
First Hawaiian, Inc.	150	4,184
First Interstate BancSystem, Inc., Class A	126	4,633
First Merchants Corp.	575	23,920
Glacier Bancorp, Inc.	235	11,816
Hancock Whitney Corp.	450	23,467
HarborOne Bancorp, Inc.	250	3,505
Heritage Commerce Corp.	350	3,938
Home BancShares, Inc.	1,025	23,165
HomeStreet, Inc.	300	14,214
Hope Bancorp, Inc.	2,055	33,044
Independent Bank Corp.	275	22,465
Independent Bank Corp.	250	5,500
Luther Burbank Corp.	173	2,299
Merchants Bancorp	37	1,013
Meta Financial Group, Inc.	225	12,357
Nicolet Bankshares, Inc.†	25	2,339
Old National Bancorp	1,700	27,846
Old Second Bancorp, Inc.	144	2,089
Origin Bancorp, Inc.	50	2,115
Peapack-Gladstone Financial Corp.	75	2,606
Peoples Bancorp, Inc.	75	2,348
Pinnacle Financial Partners, Inc.	225	20,718
Premier Financial Corp.	100	3,033
QCR Holdings, Inc.	85	4,810
RBB Bancorp	73	1,715
Republic Bancorp, Inc., Class A	25	1,124
Sandy Spring Bancorp, Inc.	225	10,107
Simmons First National Corp., Class A	175	4,589
South Plains Financial, Inc.	21	558
Trustmark Corp.	575	17,474
UMB Financial Corp.	200	19,432
United Community Banks, Inc.	250	8,700
Valley National Bancorp	500	6,510
Veritex Holdings, Inc.	250	9,542
Webster Financial Corp.	400	22,448
Westamerica BanCorp	250	15,125
		679,550
Banks-Super Regional — 0.0%
Independent Bank Group, Inc.	120	8,539
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	700	3,199
Building & Construction Products-Misc. — 0.0%
Louisiana-Pacific Corp.	245	15,219
Building & Construction-Misc. — 0.5%
Comfort Systems USA, Inc.	650	57,857
EMCOR Group, Inc.	475	53,499
MYR Group, Inc.†	650	61,126

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction-Misc. (continued)
TopBuild Corp.†	195	$35,371
		207,853
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	475	11,552
Building Products-Wood — 0.1%
Boise Cascade Co.	300	20,841
UFP Industries, Inc.	260	20,062
		40,903
Building-Heavy Construction — 0.2%
Granite Construction, Inc.	500	16,400
MasTec, Inc.†	485	42,243
Primoris Services Corp.	1,175	27,989
		86,632
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	950	43,738
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	25	1,351
Building-Residential/Commercial — 0.2%
Meritage Homes Corp.†	75	5,942
Tri Pointe Homes, Inc.†	4,650	93,372
		99,314
Casino Hotels — 0.1%
Boyd Gaming Corp.	500	32,890
Chemicals-Diversified — 0.1%
AdvanSix, Inc.	300	15,327
Koppers Holdings, Inc.	75	2,064
Trinseo PLC	130	6,230
		23,621
Chemicals-Specialty — 0.2%
Cabot Corp.	425	29,074
Ecovyst, Inc.	250	2,890
H.B. Fuller Co.	275	18,169
Ingevity Corp.†	340	21,784
Minerals Technologies, Inc.	100	6,615
Tronox Holdings PLC, Class A	800	15,832
Zymergen, Inc.†	1,175	3,396
		97,760
Circuit Boards — 0.0%
TTM Technologies, Inc.†	825	12,227
Coal — 0.1%
Arch Resources, Inc.	170	23,355
Peabody Energy Corp.†	250	6,132
SunCoke Energy, Inc.	1,100	9,801
Warrior Met Coal, Inc.	25	928
		40,216
Commercial Services — 0.2%
John Wiley & Sons, Inc., Class A	1,475	78,219
LiveRamp Holdings, Inc.†	300	11,217
Medifast, Inc.	50	8,539
		97,975
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 3.1%
Adyen NV†*	277	$547,233
Block, Inc., Class A†	5,965	808,854
EVERTEC, Inc.	305	12,484
HealthEquity, Inc.†	175	11,802
Marathon Digital Holdings, Inc.†	250	6,987
Riot Blockchain, Inc.†	225	4,763
		1,392,123
Communications Software — 1.4%
Zoom Video Communications, Inc., Class A†	5,195	609,010
Computer Data Security — 0.2%
Ping Identity Holding Corp.†	1,000	27,430
Qualys, Inc.†	30	4,272
Rapid7, Inc.†	375	41,715
Varonis Systems, Inc.†	650	30,901
		104,318
Computer Services — 0.1%
CACI International, Inc., Class A†	75	22,594
Insight Enterprises, Inc.†	50	5,366
KBR, Inc.	200	10,946
		38,906
Computer Software — 11.3%
Cloudflare, Inc., Class A†	7,076	846,997
Datadog, Inc., Class A†	7,824	1,185,101
Simulations Plus, Inc.	350	17,843
Snowflake, Inc., Class A†	6,347	1,454,288
Twilio, Inc., Class A†	1,891	311,656
Xperi Holding Corp.	1,175	20,351
ZoomInfo Technologies, Inc.†	19,043	1,137,629
Zuora, Inc., Class A†	1,550	23,219
		4,997,084
Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	1,900	60,952
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	475	21,760
Kelly Services, Inc., Class A	1,175	25,485
		47,245
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co., Class A†	175	7,136
Helen of Troy, Ltd.†	40	7,834
Quanex Building Products Corp.	425	8,921
		23,891
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	255	16,590
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	220	4,409
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	425	28,199
CSG Systems International, Inc.	90	5,721
		33,920
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	150	2,082

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale — 0.3%
Avient Corp.	625	$30,000
G-III Apparel Group, Ltd.†	325	8,791
ScanSource, Inc.†	1,175	40,878
Titan Machinery, Inc.†	325	9,185
Veritiv Corp.†	150	20,038
WESCO International, Inc.†	150	19,521
		128,413
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	75	7,330
Fabrinet†	250	26,282
		33,612
Drug Delivery Systems — 0.0%
Heron Therapeutics, Inc.†	1,325	7,579
Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	936	6,355
E-Commerce/Products — 2.9%
Chewy, Inc., Class A†	15,255	622,099
Farfetch, Ltd., Class A†	15,980	241,617
Wayfair, Inc., Class A†	3,951	437,692
		1,301,408
E-Commerce/Services — 7.9%
Airbnb, Inc., Class A†	6,682	1,147,700
EverQuote, Inc., Class A†	150	2,427
Match Group, Inc.†	2,309	251,081
MercadoLibre, Inc.†	433	515,045
Uber Technologies, Inc.†	44,117	1,574,094
Upwork, Inc.†	450	10,458
		3,500,805
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	1,425	16,530
E-Services/Consulting — 0.2%
Perficient, Inc.†	700	77,063
Electric-Distribution — 0.0%
Unitil Corp.	50	2,494
Via Renewables, Inc.	1,125	9,270
		11,764
Electric-Integrated — 0.2%
ALLETE, Inc.	65	4,354
IDACORP, Inc.	200	23,072
PNM Resources, Inc.	200	9,534
Portland General Electric Co.	750	41,362
		78,322
Electronic Components-Misc. — 0.5%
Atkore, Inc.†	400	39,376
Benchmark Electronics, Inc.	1,925	48,202
Kimball Electronics, Inc.†	175	3,498
Knowles Corp.†	1,050	22,607
OSI Systems, Inc.†	760	64,691
Sanmina Corp.†	300	12,126
Vishay Intertechnology, Inc.	1,100	21,560
		212,060
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 0.4%
Ambarella, Inc.†	50	$5,246
Amkor Technology, Inc.	575	12,489
Diodes, Inc.†	85	7,394
Lattice Semiconductor Corp.†	155	9,447
MACOM Technology Solutions Holdings, Inc.†	125	7,484
Rambus, Inc.†	1,475	47,038
Semtech Corp.†	115	7,974
Silicon Laboratories, Inc.†	225	33,795
SiTime Corp.†	50	12,391
Synaptics, Inc.†	50	9,975
		153,233
Energy-Alternate Sources — 0.1%
FutureFuel Corp.	675	6,568
Green Plains, Inc.†	350	10,853
REX American Resources Corp.†	75	7,470
SunPower Corp.†	325	6,981
Sunrun, Inc.†	625	18,981
		50,853
Engineering/R&D Services — 0.0%
Fluor Corp.†	175	5,021
Enterprise Software/Service — 4.6%
American Software, Inc., Class A	322	6,711
Blackline, Inc.†	410	30,020
Cardlytics, Inc.†	400	21,992
Coupa Software, Inc.†	5,526	561,607
Donnelley Financial Solutions, Inc.†	300	9,978
eGain Corp.†	2,296	26,588
HireRight Holdings Corp.†	1,200	20,520
ManTech International Corp., Class A	85	7,326
Momentive Global, Inc.†	1,750	28,455
PagerDuty, Inc.†	800	27,352
Paycor HCM, Inc.†	425	12,372
SPS Commerce, Inc.†	30	3,936
Veeva Systems, Inc., Class A†	5,865	1,246,078
Workiva, Inc.†	465	54,870
		2,057,805
Entertainment Software — 4.2%
ROBLOX Corp., Class A†	19,651	908,662
Unity Software, Inc.†	9,441	936,642
		1,845,304
Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	555	91,542
Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	300	14,229
Finance-Consumer Loans — 0.0%
Navient Corp.	250	4,260
Nelnet, Inc., Class A	25	2,125
		6,385
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	400	10,840

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker (continued)
Houlihan Lokey, Inc.	75	$6,585
Piper Sandler Cos.	75	9,844
		27,269
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	440	20,095
PennyMac Financial Services, Inc.	275	14,630
		34,725
Finance-Other Services — 0.9%
Coinbase Global, Inc., Class A†	2,037	386,745
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	825	11,179
NMI Holdings, Inc., Class A†	225	4,639
Radian Group, Inc.	1,475	32,760
		48,578
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	225	11,597
Food-Catering — 0.0%
Healthcare Services Group, Inc.	450	8,357
Food-Misc./Diversified — 0.0%
John B. Sanfilippo & Son, Inc.	150	12,516
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	725	23,186
Food-Wholesale/Distribution — 0.1%
Performance Food Group Co.†	381	19,397
SpartanNash Co.	50	1,649
		21,046
Footwear & Related Apparel — 0.0%
Steven Madden, Ltd.	500	19,320
Gambling (Non-Hotel) — 0.2%
Red Rock Resorts, Inc., Class A	1,568	76,142
Gas-Distribution — 0.1%
New Jersey Resources Corp.	925	42,420
Northwest Natural Holding Co.	300	15,516
		57,936
Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	150	4,442
Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	275	7,169
Hooker Furniture Corp.	119	2,254
Sleep Number Corp.†	200	10,142
		19,565
Human Resources — 0.2%
AMN Healthcare Services, Inc.†	125	13,041
Barrett Business Services, Inc.	100	7,747
Heidrick & Struggles International, Inc.	50	1,979
Kforce, Inc.	350	25,889
Korn Ferry	250	16,235
TriNet Group, Inc.†	85	8,361
TrueBlue, Inc.†	900	26,001
		99,253
Security Description	Shares	Value (Note 2)
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	250	$8,330
Clearway Energy, Inc., Class C	50	1,826
		10,156
Insurance-Life/Health — 0.0%
American Equity Investment Life Holding Co.	159	6,346
CNO Financial Group, Inc.	200	5,018
		11,364
Insurance-Property/Casualty — 0.2%
Employers Holdings, Inc.	149	6,112
First American Financial Corp.	75	4,862
Kinsale Capital Group, Inc.	120	27,362
RLI Corp.	265	29,317
Selective Insurance Group, Inc.	165	14,744
Stewart Information Services Corp.	125	7,576
		89,973
Insurance-Reinsurance — 0.1%
Essent Group, Ltd.	750	30,907
Internet Application Software — 3.1%
Okta, Inc.†	1,904	287,428
Shopify, Inc., Class A†	1,614	1,090,999
		1,378,427
Internet Content-Entertainment — 3.0%
Snap, Inc., Class A†	10,512	378,327
Spotify Technology SA†	2,621	395,823
Twitter, Inc.†	14,574	563,868
		1,338,018
Internet Content-Information/News — 1.5%
IAC/InterActiveCorp†	5,591	560,665
Vimeo, Inc.†	6,095	72,409
Yelp, Inc.†	750	25,583
		658,657
Investment Management/Advisor Services — 0.2%
AssetMark Financial Holdings, Inc.†	225	5,006
Blucora, Inc.†	1,100	21,505
Federated Hermes, Inc.	50	1,703
Focus Financial Partners, Inc., Class A†	525	24,014
Stifel Financial Corp.	257	17,450
Virtus Investment Partners, Inc.	50	12,000
		81,678
Linen Supply & Related Items — 0.2%
UniFirst Corp.	500	92,140
Machinery-Construction & Mining — 0.0%
Manitowoc Co, Inc.†	775	11,687
Terex Corp.	125	4,458
		16,145
Machinery-Electrical — 0.1%
Argan, Inc.	825	33,487
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	500	19,465
Kadant, Inc.	100	19,419
		38,884

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Pumps — 0.0%
SPX FLOW, Inc.	75	$6,466
Watts Water Technologies, Inc., Class A	45	6,282
		12,748
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	825	18,579
NextGen Healthcare, Inc.†	1,500	31,365
		49,944
Medical Instruments — 1.1%
AngioDynamics, Inc.†	1,550	33,387
Intuitive Surgical, Inc.†	1,133	341,803
Natus Medical, Inc.†	650	17,082
NuVasive, Inc.†	1,650	93,555
		485,827
Medical Labs & Testing Services — 0.3%
Fulgent Genetics, Inc.†	425	26,524
LifeStance Health Group, Inc.†	1,725	17,440
Medpace Holdings, Inc.†	275	44,987
OPKO Health, Inc.†	3,500	12,040
Personalis, Inc.†	1,025	8,395
		109,386
Medical Products — 0.5%
Accuray, Inc.†	13,575	44,933
Bioventus, Inc., Class A†	750	10,575
Cardiovascular Systems, Inc.†	1,950	44,070
Inspire Medical Systems, Inc.†	110	28,236
Integer Holdings Corp.†	470	37,868
LivaNova PLC†	625	51,144
SeaSpine Holdings Corp.†	150	1,824
Zynex, Inc.	1,262	7,862
		226,512
Medical-Biomedical/Gene — 3.7%
2seventy Bio, Inc.†	54	921
ACADIA Pharmaceuticals, Inc.†	425	10,294
Amicus Therapeutics, Inc.†	4,000	37,880
Arrowhead Pharmaceuticals, Inc.†	400	18,396
Atara Biotherapeutics, Inc.†	2,275	21,135
Beam Therapeutics, Inc.†	225	12,893
Biohaven Pharmaceutical Holding Co., Ltd.†	125	14,821
Black Diamond Therapeutics, Inc.†	1,350	3,740
Bluebird Bio, Inc.†	137	664
Bridgebio Pharma, Inc.†	225	2,284
CytomX Therapeutics, Inc.†	2,025	5,407
Decibel Therapeutics, Inc.†	26	79
Eiger BioPharmaceuticals, Inc.†	700	5,810
Emergent BioSolutions, Inc.†	50	2,053
Esperion Therapeutics, Inc.†	100	464
Fate Therapeutics, Inc.†	725	28,108
Global Blood Therapeutics, Inc.†	850	29,444
Homology Medicines, Inc.†	175	532
Illumina, Inc.†	733	256,110
Insmed, Inc.†	115	2,703
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Intercept Pharmaceuticals, Inc.†	1,250	$20,337
iTeos Therapeutics, Inc.†	600	19,308
Ligand Pharmaceuticals, Inc.†	175	19,686
Puma Biotechnology, Inc.†	925	2,664
Royalty Pharma PLC, Class A	26,742	1,041,868
Sana Biotechnology, Inc.†	13	107
Sensei Biotherapeutics, Inc.†	1,075	2,483
Sigilon Therapeutics, Inc.†	650	956
Sutro Biopharma, Inc.†	100	822
TG Therapeutics, Inc.†	1,275	12,125
Travere Therapeutics, Inc.†	525	13,529
Turning Point Therapeutics, Inc.†	90	2,417
Tyra Biosciences, Inc.†	1,700	18,190
UroGen Pharma, Ltd.†	375	3,266
Wave Life Sciences, Ltd.†	1,175	2,350
Xencor, Inc.†	1,225	32,683
		1,646,529
Medical-Drugs — 0.6%
Amphastar Pharmaceuticals, Inc.†	425	15,257
Athenex, Inc.†	600	498
Catalyst Pharmaceuticals, Inc.†	5,275	43,730
Coherus Biosciences, Inc.†	3,325	42,926
Corcept Therapeutics, Inc.†	600	13,512
Eagle Pharmaceuticals, Inc.†	275	13,610
Fulcrum Therapeutics, Inc.†	1,398	33,062
Gritstone Bio, Inc.†	75	309
Harpoon Therapeutics, Inc.†	1,407	6,993
Intellia Therapeutics, Inc.†	400	29,068
Landos Biopharma, Inc.†	795	1,172
Lannett Co., Inc.†	2,500	1,970
Madrigal Pharmaceuticals, Inc.†	200	19,624
Marinus Pharmaceuticals, Inc.†	2,069	19,345
Vanda Pharmaceuticals, Inc.†	2,225	25,165
Y-mAbs Therapeutics, Inc.†	25	297
		266,538
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	2,175	9,070
Arvinas, Inc.†	250	16,825
		25,895
Medical-HMO — 0.0%
Tivity Health, Inc.†	100	3,217
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	225	19,341
Medical-Outpatient/Home Medical — 0.0%
ModivCare, Inc.†	25	2,885
Metal Processors & Fabrication — 0.1%
AZZ, Inc.	125	6,030
Mueller Industries, Inc.	260	14,084
		20,114
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	40	2,056
Metal-Aluminum — 0.1%
Alcoa Corp.	250	22,507
Arconic Corp.†	500	12,810

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal-Aluminum (continued)
Constellium SE†	575	$10,350
		45,667
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	650	28,711
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	2,025	32,906
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	490	23,461
Networking Products — 0.2%
A10 Networks, Inc.	2,475	34,526
Extreme Networks, Inc.†	2,750	33,578
		68,104
Office Furnishings-Original — 0.1%
HNI Corp.	525	19,451
Steelcase, Inc., Class A	1,600	19,120
		38,571
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,000	15,480
Oil Companies-Exploration & Production — 0.8%
Antero Resources Corp.†	1,230	37,552
CNX Resources Corp.†	1,875	38,850
Falcon Minerals Corp.	150	1,011
Magnolia Oil & Gas Corp., Class A	1,825	43,161
Matador Resources Co.	300	15,894
Oasis Petroleum, Inc.	300	43,890
Ovintiv, Inc.	1,900	102,733
PDC Energy, Inc.	850	61,778
Range Resources Corp.†	525	15,949
Whiting Petroleum Corp.	50	4,076
		364,894
Oil Companies-Integrated — 0.0%
Murphy Oil Corp.	100	4,039
Oil Refining & Marketing — 0.1%
Delek US Holdings, Inc.†	1,000	21,220
Oil-Field Services — 0.3%
Archrock, Inc.	325	3,000
ChampionX Corp.†	200	4,896
Helix Energy Solutions Group, Inc.†	500	2,390
MRC Global, Inc.†	1,950	23,224
National Energy Services Reunited Corp.†	325	2,730
NexTier Oilfield Solutions, Inc.†	1,475	13,629
NOW, Inc.†	4,600	50,738
Oceaneering International, Inc.†	775	11,749
Oil States International, Inc.†	625	4,344
ProPetro Holding Corp.†	525	7,313
Select Energy Services, Inc., Class A†	350	3,000
		127,013
Optical Supplies — 0.1%
STAAR Surgical Co.†	315	25,172
Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.0%
Clearwater Paper Corp.†	50	$1,402
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	1,025	82,389
Pharmacy Services — 0.3%
Option Care Health, Inc.†	4,550	129,948
Pipelines — 0.0%
Golar LNG, Ltd.†	275	6,815
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	350	6,797
Precious Metals — 0.0%
Coeur Mining, Inc.†	850	3,782
Hecla Mining Co.	450	2,957
		6,739
Printing-Commercial — 0.0%
Ennis, Inc.	125	2,309
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	1,150	24,162
Real Estate Investment Trusts — 1.5%
Agree Realty Corp.	290	19,244
Alexander & Baldwin, Inc.	559	12,963
American Assets Trust, Inc.	125	4,736
Apple Hospitality REIT, Inc.	1,875	33,694
Ares Commercial Real Estate Corp.	1,000	15,520
Blackstone Mtg. Trust, Inc., Class A	875	27,816
Broadstone Net Lease, Inc.	275	5,990
CareTrust REIT, Inc.	275	5,308
Centerspace	85	8,340
Chatham Lodging Trust†	100	1,379
City Office REIT, Inc.	375	6,622
Community Healthcare Trust, Inc.	150	6,332
Corporate Office Properties Trust	475	13,556
DiamondRock Hospitality Co.†	550	5,555
DigitalBridge Group, Inc.†	1,100	7,920
Easterly Government Properties, Inc.	225	4,757
EastGroup Properties, Inc.	150	30,492
Ellington Financial, Inc.	625	11,094
Essential Properties Realty Trust, Inc.	250	6,325
First Industrial Realty Trust, Inc.	275	17,025
Four Corners Property Trust, Inc.	600	16,224
Getty Realty Corp.	450	12,879
Gladstone Commercial Corp.	275	6,056
Global Medical REIT, Inc.	200	3,264
Healthcare Realty Trust, Inc.	940	25,831
Highwoods Properties, Inc.	100	4,574
Independence Realty Trust, Inc.	500	13,220
Innovative Industrial Properties, Inc.	5	1,027
Kite Realty Group Trust	864	19,673
KKR Real Estate Finance Trust, Inc.	1,275	26,278
Ladder Capital Corp.	1,100	13,057
LXP Industrial Trust	550	8,635
MFA Financial, Inc.	624	2,515
National Storage Affiliates Trust	600	37,656
Necessity Retail REIT, Inc.	375	2,966
Paramount Group, Inc.	550	6,001
Phillips Edison & Co., Inc.	300	10,317

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Physicians Realty Trust	450	$7,893
Piedmont Office Realty Trust, Inc., Class A	550	9,471
Plymouth Industrial REIT, Inc.	525	14,227
PotlatchDeltic Corp.	260	13,710
Ready Capital Corp.	450	6,777
Redwood Trust, Inc.	750	7,897
Retail Opportunity Investments Corp.	1,000	19,390
RLJ Lodging Trust	775	10,912
Ryman Hospitality Properties, Inc.†	140	12,988
SITE Centers Corp.	350	5,849
STAG Industrial, Inc.	590	24,396
Summit Hotel Properties, Inc.†	175	1,743
Sunstone Hotel Investors, Inc.†	300	3,534
Terreno Realty Corp.	400	29,620
TPG RE Finance Trust, Inc.	500	5,905
UMH Properties, Inc.	275	6,762
Xenia Hotels & Resorts, Inc.†	1,225	23,630
		659,545
Real Estate Management/Services — 0.1%
Cushman & Wakefield PLC†	650	13,331
Realogy Holdings Corp.†	1,075	16,856
		30,187
Real Estate Operations & Development — 0.1%
Kennedy-Wilson Holdings, Inc.	1,325	32,317
Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	60	15,798
Herc Holdings, Inc.	215	35,924
PROG Holdings, Inc.†	700	20,139
		71,861
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	225	35,482
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A†	975	31,190
Guess?, Inc.	525	11,471
Winmark Corp.	25	5,500
		48,161
Retail-Automobile — 0.2%
Asbury Automotive Group, Inc.†	175	28,035
Group 1 Automotive, Inc.	150	25,174
Lithia Motors, Inc.	25	7,503
Rush Enterprises, Inc., Class A	125	6,364
Sonic Automotive, Inc., Class A	325	13,816
		80,892
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	425	9,575
Retail-Discount — 0.0%
BJ's Wholesale Club Holdings, Inc.†	225	15,212
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	160	11,632
Security Description	Shares	Value (Note 2)
Retail-Office Supplies — 0.1%
ODP Corp.†	600	$27,498
Retail-Pawn Shops — 0.0%
FirstCash Holdings, Inc.	150	10,551
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	265	52,989
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	45	12,078
Macy's, Inc.	1,525	37,149
		49,227
Retail-Restaurants — 0.1%
Bloomin' Brands, Inc.	1,350	29,619
Portillo's, Inc., Class A†	442	10,856
		40,475
Retail-Sporting Goods — 0.1%
Hibbett, Inc.	175	7,759
Zumiez, Inc.†	475	18,150
		25,909
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	108	1,543
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	1,275	31,033
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	250	11,598
Brookline Bancorp, Inc.	2,450	38,759
Flushing Financial Corp.	168	3,755
HomeTrust Bancshares, Inc.	175	5,168
Investors Bancorp, Inc.	600	8,958
Northfield Bancorp, Inc.	950	13,642
OceanFirst Financial Corp.	1,875	37,687
People's United Financial, Inc.	298	5,957
Washington Federal, Inc.	750	24,615
		150,139
Schools — 0.1%
Adtalem Global Education, Inc.†	700	20,797
Coursera, Inc.†	120	2,765
Perdoceo Education Corp.†	1,400	16,072
		39,634
Security Services — 0.0%
Brink's Co.	100	6,800
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	125	10,599
MaxLinear, Inc.†	150	8,752
		19,351
Semiconductor Equipment — 3.1%
ASML Holding NV	2,004	1,338,532
Cohu, Inc.†	725	21,460
Veeco Instruments, Inc.†	675	18,353
		1,378,345
Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	400	12,884
Commercial Metals Co.	800	33,296

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Steel-Producers (continued)
Schnitzer Steel Industries, Inc., Class A	160	$8,310
		54,490
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	225	6,039
Telecom Services — 0.1%
Vonage Holdings Corp.†	2,275	46,160
Television — 0.1%
AMC Networks, Inc., Class A†	600	24,378
Sinclair Broadcast Group, Inc., Class A	1,000	28,020
		52,398
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	1,125	27,720
Cinemark Holdings, Inc.†	300	5,184
		32,904
Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	4,925	3,536
Sarepta Therapeutics, Inc.†	425	33,201
		36,737
Transport-Marine — 0.0%
Dorian LPG, Ltd.	369	5,347
Safe Bulkers, Inc.	1,150	5,474
		10,821
Transport-Services — 0.0%
Hub Group, Inc., Class A†	175	13,512
Transport-Truck — 0.1%
ArcBest Corp.	370	29,785
Heartland Express, Inc.	150	2,111
Schneider National, Inc., Class B	125	3,187
Werner Enterprises, Inc.	100	4,100
		39,183
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	13,775	28,239
Vitamins & Nutrition Products — 0.2%
BellRing Brands, Inc.†	2,375	54,815
Herbalife Nutrition, Ltd.†	175	5,313
USANA Health Sciences, Inc.†	375	29,794
		89,922
Water — 0.2%
American States Water Co.	750	66,765
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	325	20,036
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	250	5,320
ViewRay, Inc.†	6,850	26,852
		32,172
Total Common Stocks (cost $33,767,498)		31,880,802
Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	$15,000	$14,937
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(4)	16,140	15,933
Angel Oak Mtg. Trust VRS Series 2021-5, Class A1 0.95% due 07/25/2066*(2)(4)	37,496	35,400
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	28,203	26,904
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	19,595	19,266
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(4)	33,834	31,945
Angel Oak Mtg. Trust Series 2022-1, Class A1 2.88% due 12/25/2066*(2)(7)	47,994	46,768
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% (1 ML+1.58%) due 10/25/2034	1,388	1,441
BANK VRS Series 2018-BN14, Class XA 0.49% due 09/15/2060(4)(5)(6)	888,905	21,827
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(5)	35,000	35,766
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	29,214	29,027
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	26,661	26,265
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	28,910	28,276
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	29,798	29,480
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.83% due 02/25/2036(2)(4)	10,488	9,628
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.49% due 01/15/2051(4)(5)(6)	96,020	2,150
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(4)(5)(6)	119,392	2,543

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(4)(5)(6)	$111,026	$6,935
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(4)(5)(6)	99,750	10,353
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(7)	14,420	14,319
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	11,458	11,496
Citigroup Commercial Mtg. Trust Series 2015-GC29, Class A4 3.19% due 04/10/2048(5)	50,000	49,715
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	50,000	50,503
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	20,224
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.77% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	5,108	5,031
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(2)(7)	77,587	77,560
COLT Mtg. Loan Trust VRS Series 2021-2, Class A3 1.34% due 08/25/2066*(2)(4)	13,317	12,328
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	34,911
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047	43,000	43,273
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	41,358	41,139
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	101,056
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	4,141	2,789
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.74% due 06/15/2057(4)(5)(6)	291,171	5,150
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(5)	23,847	23,826
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(5)	40,000	39,362
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(5)	$20,219	$20,142
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,375	48,604
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	9,992
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	24,911
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	10,000	9,961
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.22% due 05/25/2035(2)(4)	8,745	8,730
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(5)	31,000	30,500
GS Mtg. Securities Corp. Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(5)	23,663	23,785
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.32% due 07/10/2051(4)(5)(6)	986,449	18,745
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	40,419
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.74% due 03/25/2047(2)(4)	2,503	1,868
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.87% due 01/25/2036(2)(4)	4,035	4,111
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	5,344	5,349
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.00% (1 ML+0.54%) due 05/25/2035(2)	5,240	5,071
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	39,161
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	60,582
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(5)	30,000	29,819

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(5)	$10,000	$9,712
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.46% due 12/25/2034(2)(4)	1,743	1,798
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(2)(4)	20,472	20,524
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 0.96% due 12/15/2047(4)(5)(6)	60,180	1,180
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	5,491	2,987
MortgageIT Trust FRS Series 2005-4, Class A1 1.02% (1 ML+0.28%) due 10/25/2035(2)	7,846	7,621
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(2)(4)	54,368	53,001
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.21% (1 ML + 0.75%) due 01/25/2048*(2)	30,746	30,547
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.96% (1 ML+1.50%) due 06/25/2057*(2)	20,825	20,996
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	27,178	27,253
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	30,278	30,388
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	24,689	24,745
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	35,699	35,926
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.66% due 06/25/2036(2)(4)	15,853	13,651
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(4)	$2,366	$2,294
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.56% (1 ML+0.10%) due 02/25/2037	7,203	4,289
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)	60,263	22,592
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.59% (1 ML+0.13%) due 05/25/2037	16,912	13,607
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.51% due 02/20/2047(2)(4)	9,849	8,604
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(5)	30,000	29,137
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(2)(4)	38,962	36,795
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.96% (1 ML+0.25%) due 11/25/2036	45,452	43,874
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(2)(4)	28,157	27,954
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(2)(4)	30,514	30,222
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.42% (3 ML+1.17%) due 07/20/2032*(3)	250,000	248,415
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(5)	22,545	22,619
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(5)	35,000	35,496
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	30,239
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.60% due 10/25/2036(2)(4)	2,769	2,692
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	49,625	44,243
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	10,000	9,689

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	$20,000	$20,033
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	35,302
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	36,587
Total Asset Backed Securities (cost $2,372,794)		2,294,288
U.S. CORPORATE BONDS & NOTES — 8.5%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	20,000	19,850
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 5.04% due 05/01/2027	5,000	5,273
Boeing Co. Senior Notes 5.15% due 05/01/2030	15,000	15,999
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	10,000	11,647
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	5,000	4,601
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	10,322
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	5,427
		53,269
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	13,000	13,188
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	15,113
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	40,000	40,590
		55,703
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	30,000	30,150
Security Description	Principal Amount(15)	Value (Note 2)
Applications Software (continued)
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	$10,000	$9,329
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	20,000	20,236
		59,715
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	10,000	8,916
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	30,000	27,456
		36,372
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.05% due 01/26/2027	25,000	24,123
Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	40,000	37,065
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	55,000	54,310
Wells Fargo & Co. Senior Notes 3.35% due 03/02/2033	15,000	14,584
		105,959
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	20,000	19,058
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	5,000	5,419
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	3,000	3,506
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	5,000	4,822
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,166
		37,971
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,016

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	$5,000	$5,003
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	21,000	18,108
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	5,000	5,199
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	10,453
		40,779
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	20,000	19,784
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	10,000	8,763
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	20,000	18,400
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	15,000	14,381
		61,328
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	14,000	14,910
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	15,000	15,450
		30,360
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	28,149
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	20,000	17,098
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.40% due 04/01/2033	10,000	9,972
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	5,000	4,747
Security Description	Principal Amount(15)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	$15,000	$14,891
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	7,976
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	11,000	8,995
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	9,488
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	3,000	3,101
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,401
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	10,000	9,036
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	30,000	28,364
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	10,000	9,258
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,756
		167,232
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	4,717
Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	35,000	32,023
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	10,000	10,077
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	3,000	3,041
		45,141
Chemicals-Diversified — 0.0%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	15,358
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	5,000	4,634
		19,992

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	$10,000	$8,939
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	10,000	9,975
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	5,000	4,700
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	9,503
S&P Global, Inc. Senior Notes 2.45% due 03/01/2027*	5,000	4,870
S&P Global, Inc. Company Guar. Notes 2.70% due 03/01/2029*	5,000	4,856
S&P Global, Inc. Company Guar. Notes 2.90% due 03/01/2032*	5,000	4,850
		28,779
Computer Services — 0.1%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	35,000	33,832
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	5,000	4,882
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	10,000	8,429
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	5,000	4,999
		52,142
Computers — 0.1%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	15,000	13,728
Apple, Inc. Senior Notes 2.20% due 09/11/2029	25,000	23,829
Apple, Inc. Senior Notes 2.65% due 02/08/2051	5,000	4,310
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	4,964
		46,831
Security Description	Principal Amount(15)	Value (Note 2)
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	$5,000	$4,688
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	10,000	9,362
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	10,000	9,998
		24,048
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	40,000	40,450
Data Processing/Management — 0.0%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	20,000	19,362
Diagnostic Equipment — 0.0%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	20,000	19,750
Diagnostic Kits — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	25,000	25,313
Disposable Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	10,000	10,159
Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	10,000	9,835
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	10,000	9,193
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	5,000	4,544
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	15,000	13,900
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	45,000	45,069
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	30,000	30,923
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	15,000	16,201
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	10,000	9,520

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	$15,000	$13,459
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	45,000	45,143
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	20,000	20,253
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	5,000	5,105
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	10,000	10,383
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	5,000	4,332
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	20,000	17,717
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	30,000	27,270
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	15,018
Goldman Sachs Group, Inc. Senior Notes 3.10% due 02/24/2033	5,000	4,713
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	30,271
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	15,000	13,708
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,000	4,581
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	10,000	9,358
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	5,000	4,523
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	4,426
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	10,000	9,106
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	15,056
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	30,000	29,912
Security Description	Principal Amount(15)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	$35,000	$35,171
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,178
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000	10,219
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	7,000	7,116
Morgan Stanley Senior Notes 1.59% due 05/04/2027	10,000	9,303
Morgan Stanley Senior Notes 1.79% due 02/13/2032	30,000	25,802
Morgan Stanley Senior Notes 1.93% due 04/28/2032	10,000	8,645
Morgan Stanley Senior Notes 2.24% due 07/21/2032	15,000	13,334
Morgan Stanley Senior Notes 2.48% due 01/21/2028	15,000	14,334
Morgan Stanley Senior Notes 2.51% due 10/20/2032	5,000	4,507
Morgan Stanley Senior Notes 2.70% due 01/22/2031	10,000	9,385
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	4,963
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	15,283
		596,759
E-Commerce/Services — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	41,000	41,205
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	9,887
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	11,991
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	9,816
		31,694

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.7%
AES Corp. Senior Notes 3.30% due 07/15/2025*	$10,000	$9,811
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	10,000	9,323
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	5,000	5,081
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	10,000	9,558
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	5,000	4,418
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	5,000	4,695
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	15,000	13,717
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	10,000	8,457
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	4,844
Duke Energy Progress LLC 1st Mtg. Notes 4.00% due 04/01/2052	5,000	5,297
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	5,000	5,300
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	5,000	4,470
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	4,919
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	10,000	9,565
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	15,309
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	8,875
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	10,121
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,034
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	5,000	4,657
Security Description	Principal Amount(15)	Value (Note 2)
Electric-Integrated (continued)
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	$10,000	$9,179
Pacific Gas & Electric Co. 1st Mtg. 4.40% due 03/01/2032	5,000	4,916
Pacific Gas & Electric Co. 1st Mtg. 5.25% due 03/01/2052	5,000	5,015
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	20,000	17,242
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	20,000	18,829
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	10,000	10,033
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	5,000	4,991
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,521
Southern California Edison Co. 1st Mtg. 2.75% due 02/01/2032	5,000	4,641
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	9,517
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	2,881
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,028
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	10,002
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	40,000	37,078
		292,324
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	10,000	9,475
Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	11,000	10,284
Broadcom, Inc. Senior Notes 4.00% due 04/15/2029*	40,000	39,980
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	5,000	5,081

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 2.45% due 11/15/2029	$5,000	$4,773
Intel Corp. Senior Bonds 3.05% due 08/12/2051	7,000	6,233
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	15,000	13,817
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	5,000	4,622
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	15,000	14,958
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	10,000	10,039
		109,787
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	15,000	13,725
Oracle Corp. Senior Notes 3.60% due 04/01/2050	5,000	4,147
Oracle Corp. Senior Notes 3.85% due 04/01/2060	20,000	16,404
Oracle Corp. Senior Notes 3.95% due 03/25/2051	10,000	8,737
Oracle Corp. Senior Notes 4.00% due 07/15/2046	5,000	4,435
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	13,259
Oracle Corp. Senior Notes 4.10% due 03/25/2061	5,000	4,260
		64,967
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	11,000	11,410
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	5,000	5,125
		16,535
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	40,000	36,960
Security Description	Principal Amount(15)	Value (Note 2)
Finance-Credit Card (continued)
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	$15,000	$15,244
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	5,000	4,572
		56,776
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	45,000	45,180
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 2.63% due 03/17/2027	5,000	4,886
Mondelez International, Inc. Senior Notes 3.00% due 03/17/2032	5,000	4,823
		9,709
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,141
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	10,000	10,595
Kellogg Co. Senior Notes 3.40% due 11/15/2027	15,000	14,994
		30,730
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	25,000	22,522
Service Corp. International Senior Notes 5.13% due 06/01/2029	25,000	25,440
		47,962
Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	10,000	9,983
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	10,000	9,918
		19,901
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	30,000	29,925
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	20,000	20,075
		50,000

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	$10,000	$9,232
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	10,019
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 3.90% due 02/28/2052	5,000	4,931
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	20,163
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	10,216
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,032
		50,361
Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	15,000	13,239
Athene Global Funding Secured Notes 2.72% due 01/07/2029*	20,000	18,397
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	15,000	16,445
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	20,000	18,021
		66,102
Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	5,000	4,854
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	5,000	4,844
		9,698
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	20,000	20,000
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc. Senior Notes 2.55% due 10/13/2026	30,000	27,089
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	10,000	9,347
Security Description	Principal Amount(15)	Value (Note 2)
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	$5,000	$4,805
Medical Products — 0.1%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	40,000	36,531
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 3.35% due 02/22/2032	5,000	4,954
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	10,000	9,874
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	2,000	2,076
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	15,000	13,847
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	20,000	18,547
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	10,000	8,296
Bristol-Myers Squibb Co. Senior Notes 2.95% due 03/15/2032	5,000	4,892
Bristol-Myers Squibb Co. Senior Notes 3.55% due 03/15/2042	15,000	14,832
		72,364
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	5,000	5,765
Centene Corp. Senior Notes 3.38% due 02/15/2030	10,000	9,400
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	30,360
Humana, Inc. Senior Notes 2.15% due 02/03/2032	15,000	13,145
Humana, Inc. Senior Notes 3.70% due 03/23/2029	5,000	5,020
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	10,000	8,988
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	2,000	1,986
		74,664

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 3.63% due 03/15/2032*	$5,000	$4,899
HCA, Inc. Senior Sec. Bonds 4.63% due 03/15/2052*	5,000	5,040
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	5,000	4,371
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	10,000	8,804
Sutter Health Notes 3.36% due 08/15/2050	5,000	4,456
		27,570
Motion Pictures & Services — 0.1%
Magallanes, Inc. Company Guar. Notes 4.28% due 03/15/2032*	10,000	10,043
Magallanes, Inc. Company Guar. Bonds 5.14% due 03/15/2052*	40,000	40,934
		50,977
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	25,000	23,875
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	30,000	27,564
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	5,000	4,710
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	5,000	4,632
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	5,000	5,026
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	20,000	19,505
		61,437
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.88% due 11/15/2027	10,000	10,250
ConocoPhillips Co. Company Guar. Notes 4.03% due 03/15/2062*	5,000	5,069
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	5,000	5,469
Security Description	Principal Amount(15)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 7.13% due 03/15/2033	$3,000	$3,702
Hess Corp. Senior Notes 7.30% due 08/15/2031	8,000	9,807
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	10,000	12,259
		46,556
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	10,000	8,522
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	4,485
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	5,000	4,463
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	10,000	10,176
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	5,000	5,406
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	3,000	3,343
		36,395
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	10,000	10,403
Oil-U.S. Royalty Trusts — 0.0%
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	15,000	15,279
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	20,000	18,694
CVS Health Corp. Pass-Through Certs. 5.93% due 01/10/2034*	6,221	6,880
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	15,000	15,275
		40,849
Pipelines — 0.3%
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	30,000	33,097
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	5,000	5,018

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	$5,000	$5,433
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	10,000	9,600
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	4,691
MPLX LP Senior Notes 4.95% due 03/14/2052	10,000	10,439
MPLX LP Senior Notes 5.20% due 03/01/2047	3,000	3,218
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	5,000	4,669
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	10,000	9,374
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	5,000	5,380
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	10,000	10,459
Transcontinental Gas Pipe Line Co., LLC Senior Notes 3.25% due 05/15/2030	5,000	4,884
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	10,000	10,321
		116,583
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	5,000	4,568
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,426
American Tower Corp. Senior Notes 2.40% due 03/15/2025	5,000	4,869
American Tower Corp. Senior Notes 3.65% due 03/15/2027	5,000	4,999
EPR Properties Senior Notes 3.60% due 11/15/2031	5,000	4,534
EPR Properties Senior Notes 3.75% due 08/15/2029	5,000	4,681
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	15,000	15,039
Security Description	Principal Amount(15)	Value (Note 2)
Real Estate Investment Trusts (continued)
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	$5,000	$4,513
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	5,000	4,537
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	10,000	9,699
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	10,506
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	25,000	24,610
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,005
		121,986
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	15,000	14,345
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,343
		24,688
Retail-Apparel/Shoe — 0.1%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	27,000	23,948
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	23,000	20,035
		43,983
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028	7,000	6,724
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	10,000	9,641
Lowe's Cos., Inc. Senior Notes 3.75% due 04/01/2032	5,000	5,058
		14,699
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	20,000	18,625

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Pawn Shops (continued)
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	$15,000	$14,449
		33,074
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	5,000	5,062
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	5,000	4,785
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	5,000	5,217
		15,064
Schools — 0.0%
Howard University Notes 2.39% due 10/01/2027	5,000	4,649
Howard University Notes 2.80% due 10/01/2030	10,000	9,390
Howard University Notes 2.90% due 10/01/2031	5,000	4,629
		18,668
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	10,000	8,404
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	29,000	25,562
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	10,000	9,085
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	7,000	6,382
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	5,000	4,406
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	10,000	9,383
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	7,000	7,376
		70,598
Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	20,000	17,977
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	5,000	4,939
Security Description	Principal Amount(15)	Value (Note 2)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 4.74% due 03/16/2032	$15,000	$15,091
		38,007
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	45,000	42,525
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	15,000	14,037
Union Pacific Corp. Senior Notes 2.80% due 02/14/2032	5,000	4,801
		18,838
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	15,000	14,786
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	10,000	10,109
		24,895
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	5,000	5,181
Total U.S. Corporate Bonds & Notes (cost $3,989,555)		3,778,452
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 3.80% due 03/15/2032*	5,000	4,953
Rogers Communications, Inc. Company Guar. Notes 4.55% due 03/15/2052*	10,000	9,990
		14,943
Cruise Lines — 0.0%
Carnival Corp. Senior Sec. Notes 4.00% due 08/01/2028*	10,000	9,300
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	10,137
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	4,000	4,130

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	$20,000	$19,000
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	30,000	25,807
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040	5,000	4,254
		30,061
Medical-Drugs — 0.0%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	20,000	19,707
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	5,000	4,815
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	5,000	5,507
		10,322
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	15,000	15,216
Nokia Oyj Senior Notes 6.63% due 05/15/2039	5,000	5,956
		21,172
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	5,000	4,939
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	5,000	4,825
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	10,000	9,523
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	20,000	20,463
		39,750
Oil Companies-Integrated — 0.1%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	25,000	22,709
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	5,000	4,793
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	5,000	5,033
Security Description	Principal Amount(15)	Value (Note 2)
Oil Companies-Integrated (continued)
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	$5,000	$5,055
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041	5,000	4,494
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051	5,000	4,473
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	5,000	4,689
		51,246
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	30,000	28,426
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	15,000	15,439
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	6,000	6,372
		21,811
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	10,000	9,188
BAT International Finance PLC Company Guar. Notes 4.45% due 03/16/2028	20,000	20,076
		29,264
Total Foreign Corporate Bonds & Notes (cost $322,792)		309,269
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000	5,467
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	20,000	21,805
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	5,000	4,990
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	25,000	24,858
County of Riverside, CA Revenue Bonds 3.12% due 02/15/2029	25,000	24,914
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	25,000	23,748

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	$10,000	$10,776
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	30,000	34,325
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000	12,011
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	30,000	31,024
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000	41,343
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,038
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	10,182	10,363
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000	5,000
Total Municipal Bonds & Notes (cost $252,295)		257,662
U.S. GOVERNMENT AGENCIES — 10.1%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	246	253
2.50% due 01/01/2028	1,166	1,156
2.50% due 04/01/2028	3,300	3,273
3.50% due 03/01/2042	1,326	1,354
3.50% due 09/01/2043	11,441	11,687
3.50% due 08/01/2048	17,127	17,293
4.00% due 09/01/2040	1,004	1,051
4.50% due 01/01/2039	239	254
5.50% due 07/01/2034	1,713	1,854
6.50% due 05/01/2029	232	250
7.50% due 08/01/2023	5	5
7.50% due 04/01/2028	194	208
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(4)(5)(6)	99,783	4,379
Series K064, Class X1 0.60% due 03/25/2027(4)(5)(6)	117,092	2,990
Series K114, Class X1 1.12% due 06/25/2030(4)(5)(6)	99,731	7,486
Security Description	Principal Amount(15)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K104, Class X1 1.12% due 01/25/2030(4)(5)(6)	$98,731	$7,036
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	40,944
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(2)	4,512	4,593
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 2.11% (1 ML+1.65%) due 04/25/2043*(2)	2,467	2,461
Series 2019-HQA3, Class M2 2.31% (1 ML + 1.85%) due 09/25/2049*(2)	7,092	7,081
Series 2019-DNA3, Class M2 2.51% (1 ML + 2.05%) due 07/25/2049*(2)	10,775	10,775
Series 2019-HQA1, Class M2 2.81% (1 ML + 2.35%) due 02/25/2049*(2)	18,098	18,098
Series 2019-DNA2, Class M2 2.91% (1 ML+2.45%) due 03/25/2049*(2)	13,204	13,220
Federal Home Loan Mtg. Corp., REMIC Series 4122, Class AB 1.50% due 10/15/2042(2)	6,044	5,656
Series 4216, Class KQ 1.70% due 10/15/2039(2)	5,160	5,115
Series 3964, Class MD 2.00% due 01/15/2041(2)	136	135
Series 4961, Class JB 2.50% due 12/15/2042(2)	10,795	10,489
Series 3883, Class PB 3.00% due 05/15/2041(2)	3,602	3,580
Series 1577, Class PK 6.50% due 09/15/2023(2)	105	107
		182,783
Federal National Mtg. Assoc. — 0.9%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.56% (1 ML +2.10%) due 06/25/2039*(2)	269	269
Series 2017-C01, Class 1M2 4.01% (1 ML+3.55%) due 07/25/2029(2)	6,010	6,118
Series 2016-C07, Class 2M2 4.81% (1 ML+4.35%) due 05/25/2029(2)	10,658	11,105

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. FRS 1.85% (12 ML+1.57%) due 05/01/2037	$400	$415
2.07% (12 ML+1.82%) due 10/01/2040	353	367
Federal National Mtg. Assoc. 2.50% due 02/01/2043	30,396	29,383
2.97% due 06/01/2030	40,000	40,016
3.00% due 01/01/2028	2,982	3,014
3.50% due 08/01/2026	2,278	2,329
3.50% due 09/01/2026	2,723	2,785
3.50% due 10/01/2028	3,708	3,816
4.00% due 11/01/2025	234	241
4.50% due 11/01/2022	9	9
4.50% due 01/01/2039	655	697
4.50% due 06/01/2039	3,523	3,656
4.50% due 09/01/2039	1,141	1,215
4.50% due 09/01/2040	2,705	2,881
4.50% due 05/01/2041	985	1,025
5.00% due 05/01/2035	258	279
5.00% due 06/01/2040	8,664	9,376
5.00% due 07/01/2040	2,234	2,403
5.50% due 12/01/2029	373	398
5.50% due 06/01/2035	31,286	34,153
5.50% due 08/01/2037	6,006	6,581
5.50% due 06/01/2038	1,979	2,168
6.00% due 12/01/2033	2,231	2,466
6.00% due 05/01/2034	162	180
6.00% due 06/01/2040	55	61
6.50% due 10/01/2037	49	53
7.00% due 06/01/2037	2,083	2,366
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.61% (1 ML+2.15%) due 09/25/2031*(2)	1,171	1,171
Series 2019-HRP1, Class M2 2.61% (1 ML+2.15%) due 11/25/2039*(2)	5,925	5,830
Federal National Mtg. Assoc., REMIC VRS Series 2020-M2, Class X 0.33% due 01/25/2030(4)(5)(6)	317,650	5,675
Series 2019-M21, Class X3 1.20% due 06/25/2034(4)(5)(6)	136,864	14,069
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	7,612	7,414
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	10,394	10,041
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	5,088	5,029
Series 2013-16, Series A 1.75% due 01/25/2040(2)	5,123	5,025
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,209	1,200
Security Description	Principal Amount(15)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	$2,399	$2,316
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	4,184	4,027
Series 2015-5, Class EP 2.00% due 06/25/2043(2)	8,275	8,006
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	3,720	3,655
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	5,340	5,228
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	18,941	18,409
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	5,913	5,928
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	2,085	2,093
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	2,709	2,684
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	7,839	7,704
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	12,939	12,863
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	3,633	3,662
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	4,907	4,936
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	421	422
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	4,051	4,029
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	7,261	7,227
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	8,518	8,518
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	7,735	7,867
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	5,337	5,337
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	4,391	4,370
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	3,603	3,589
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	6,777	6,774
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	6,780	6,844
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	7,710	7,849
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	4,334	4,371
		373,987
Government National Mtg. Assoc. — 1.7%
2.00% due April 30 TBA	45,000	42,806
2.50% due April 30 TBA	80,000	77,675
2.50% due May 30 TBA	50,000	48,440
3.00% due April 30 TBA	195,000	192,902
3.00% due May 30 TBA	150,000	148,000

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
3.50% due April 30 TBA	$100,000	$100,627
4.00% due 09/15/2041	97,168	100,372
4.50% due 06/15/2041	15,747	16,911
6.00% due 11/15/2031	13,852	14,794
7.00% due 05/15/2033	2,434	2,661
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	5,444	5,420
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	2,465	2,467
Series 2013-37, Class LG 2.00% due 01/20/2042(2)	4,795	4,762
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	36	38
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	723	786
		758,661
Uniform Mtg. Backed Securities — 7.1%
1.50% due April 15 TBA	160,000	151,713
2.00% due April 30 TBA	715,000	664,021
2.00% due June 30 TBA	345,000	319,097
2.50% due April 30 TBA	740,000	706,931
2.50% due May 30 TBA	675,000	643,313
3.00% due April 30 TBA	475,000	465,140
3.50% due April 30 TBA	200,000	200,504
		3,150,719
Total U.S. Government Agencies (cost $4,525,673)		4,466,150
U.S. GOVERNMENT TREASURIES — 7.8%
United States Treasury Bonds — 3.2%
0.13% due 02/15/2051TIPS(8)	10,796	11,237
0.88% due 02/15/2047TIPS(8)	58,219	70,609
1.00% due 02/15/2048TIPS(8)	11,398	14,327
1.25% due 05/15/2050	209,000	156,195
1.38% due 08/15/2050	75,000	57,850
1.88% due 11/15/2051	35,000	30,680
2.25% due 08/15/2046	50,000	46,861
2.88% due 08/15/2045	750,000	783,603
3.13% due 08/15/2044(9)(10)	210,000	227,399
3.13% due 05/15/2048	25,000	27,936
		1,426,697
United States Treasury Notes — 4.6%
0.63% due 05/15/2030	695,000	606,252
0.63% due 08/15/2030	150,000	130,400
0.75% due 07/15/2028TIPS(8)	32,472	35,592
1.25% due 08/15/2031	210,000	191,001
1.38% due 11/15/2031	150,000	137,695
1.88% due 02/28/2029	135,000	130,423
2.75% due 08/31/2025	475,000	478,934
2.88% due 11/30/2025	240,000	243,075
2.88% due 05/15/2028	70,000	71,712
		2,025,084
Total U.S. Government Treasuries (cost $3,894,881)		3,451,781
Security Description	Shares/ Principal Amount(15)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	297,000	$58,658
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	50,000	52,431
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	25,000	21,008
Government of Romania Notes 2.75% due 04/14/2041	EUR	10,000	8,447
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	10,000	9,554
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	15,000	16,269
Russian Federation Bonds 5.90% due 03/12/2031†(1)(11)	RUB	3,985,000	1,471
United Mexican States Senior Bonds 4.75% due 03/08/2044		28,000	27,575
United Mexican States Bonds 7.75% due 05/29/2031	MXN	1,927,200	93,351
Total Foreign Government Obligations (cost $384,101)			288,764
OPTIONS — PURCHASED†(12) — 0.0%
Over the Counter Call Options on Currency Contracts
(cost 90,964)		17,713,433	8,345
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)		2	7
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		$7,000	36
Total Escrows And Litigation Trusts (cost $0)			43
Total Long-Term Investment Securities (cost $49,600,553)			46,735,556
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class 0.17%(13) (cost $635,366)		635,366	635,366
REPURCHASE AGREEMENTS — 1.5%
Bank of America Securities LLC Joint Repurchase Agreement(14)		140,000	140,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		115,000	115,000
BNP Paribas SA Joint Repurchase Agreement(14)		100,000	100,000

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(15)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(14)	$160,000	$160,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	150,000	150,000
Total Repurchase Agreements (cost $665,000)		665,000
TOTAL INVESTMENTS (cost $50,900,919)(16)	108.4%	48,035,922
Liabilities in excess of other assets	(8.4)	(3,734,846)
NET ASSETS	100.0%	$44,301,076

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $3,188,174 representing 7.2% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Collateralized Mortgage Obligation

(3)  Collateralized Loan Obligation

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2022.

(8)  Principal amount of security is adjusted for inflation.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount		Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation Bonds, 5.90% due 03/12/2031	05/27/2021	RUB	3,985,000	$50,173	$1,471	$0.00	0.00%

(12)  Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	November 2022	CNY	7.27	$6,239	$29,952	$5,959	$(23,993)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	6,601	30,752	1,597	(29,155)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	1,910	10,134	413	(9,721)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	2,963	20,127	376	(19,751)
						$90,965	$8,345	$(82,620)

CNY — Chinese Yuan

USD — United States Dollar

(13)  The rate shown is the 7-day yield as of March 31, 2022.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  Denominated in United States dollars unless otherwise indicated.

(16)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro-Bund	June 2022	$366,683	$351,035	$15,648
5	Short	U.S. Treasury Long Bonds	June 2022	776,188	750,313	25,875
10	Short	U.S. Treasury 5 Year Notes	June 2022	1,168,987	1,146,875	22,112
3	Long	U.S. Treasury 10 Year Notes	June 2022	367,761	368,625	864
3	Short	U.S. Treasury 10 Year Ultra Notes	June 2022	418,579	406,406	12,173
2	Short	U.S. Treasury Ultra Bonds	June 2022	360,407	354,250	6,157
						$82,829
						Unrealized (Depreciation)
2	Long	E-Mini Russell 2000 Index	June 2022	$206,884	$206,640	$(244)
Net Unrealized Appreciation (Depreciation)						$82,585

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	MXN	1,390,000	USD	65,474	06/15/2022	$—	$(3,524)
Deutsche Bank AG	EUR	104,000	USD	116,544	06/15/2022	1,184	—
Goldman Sachs International	BRL	280,000	USD	53,985	06/15/2022	—	(3,637)
Natwest Markets PLC	USD	8,771	EUR	8,000	06/15/2022	103	—
Unrealized Appreciation (Depreciation)						$1,287	$(7,161)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	105	12/15/2051	USD-12 Month-SOFR/Annually	1.56%/Annually	$(647)	$10,090

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$31,333,569	$547,233	**	$—	$31,880,802
Asset Backed Securities	—	2,294,288		—	2,294,288
U.S. Corporate Bonds & Notes	—	3,778,452		—	3,778,452
Foreign Corporate Bonds & Notes	—	309,269		—	309,269
Municipal Bond & Notes	—	257,662		—	257,662
U.S. Government Agencies	—	4,466,150		—	4,466,150
U.S. Government Treasuries	—	3,451,781		—	3,451,781
Foreign Government Obligations	—	287,293		1,471	288,764
Options — Purchased	—	8,345		—	8,345
Escrows and Litigation Trusts	—	36		7	43
Short-Term Investment Securities	635,366	—		—	635,366
Repurchase Agreements	—	665,000		—	665,000
Total Investments at Value	$31,968,935	$16,065,509		$1,478	$48,035,922
Other Financial Instruments:†
Futures Contracts	$82,829	$—		$—	$82,829
Forward Foreign Currency Contracts	—	1,287		—	1,287
Centrally Cleared Interest Rate Swap Contracts	—	10,090		—	10,090
Total Other Financial Instruments	$82,829	$11,377		$—	$94,206
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$244	$—		$—	$244
Forward Foreign Currency Contracts	—	7,161		—	7,161
Total Other Financial Instruments	$244	$7,161		$—	$7,405

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	11.9%
Diversified Financial Services	10.9
Computer Software	8.4
E-Commerce/Services	6.1
United States Treasury Bonds	5.5
Enterprise Software/Service	3.9
United States Treasury Notes	3.6
Government National Mtg. Assoc.	3.5
Entertainment Software	3.1
Medical-Biomedical/Gene	3.0
Sovereign	2.8
Commercial Services-Finance	2.5
Semiconductor Equipment	2.4
Internet Application Software	2.3
Internet Content-Entertainment	2.3
E-Commerce/Products	2.2
Diversified Banking Institutions	2.2
Advertising Services	2.2
Repurchase Agreements	2.0
Real Estate Investment Trusts	1.7
Banks-Commercial	1.4
Federal National Mtg. Assoc.	1.3
Electric-Integrated	1.2
Internet Content-Information/News	1.1
Registered Investment Companies	1.1
Oil Companies-Exploration & Production	1.0
Communications Software	1.0
Medical Instruments	0.9
Municipal Bonds & Notes	0.9
Medical-Drugs	0.9
Finance-Other Services	0.9
Electronic Components-Semiconductors	0.7
Cable/Satellite TV	0.6
Medical Products	0.6
Federal Home Loan Mtg. Corp.	0.5
Electronic Components-Misc.	0.4
Pipelines	0.4
Building & Construction-Misc.	0.4
Banks-Super Regional	0.4
Pharmacy Services	0.4
Building-Residential/Commercial	0.3
Applications Software	0.3
Savings & Loans/Thrifts	0.3
Telephone-Integrated	0.3
Distribution/Wholesale	0.3
Computer Services	0.3
Oil-Field Services	0.3
Medical-HMO	0.3
Motion Pictures & Services	0.3
Retail-Restaurants	0.3
Retail-Apparel/Shoe	0.3
Apparel Manufacturers	0.3
Oil Companies-Integrated	0.2
Building & Construction Products-Misc.	0.2
Insurance-Life/Health	0.2
Tobacco	0.2
Commercial Services	0.2
Networking Products	0.2
Chemicals-Specialty	0.2
Medical Labs & Testing Services	0.2
Rental Auto/Equipment	0.2%
Computer Data Security	0.2
Gas-Distribution	0.2
Finance-Credit Card	0.2
Cellular Telecom	0.2
Human Resources	0.2
Office Automation & Equipment	0.2
Insurance-Property/Casualty	0.2
Environmental Consulting & Engineering	0.2
Linen Supply & Related Items	0.2
Broadcast Services/Program	0.2
Retail-Automobile	0.2
Vitamins & Nutrition Products	0.2
Hazardous Waste Disposal	0.2
Building-Heavy Construction	0.2
Consulting Services	0.2
Aerospace/Defense	0.2
Funeral Services & Related Items	0.2
Pastoral & Agricultural	0.2
Investment Management/Advisor Services	0.2
Insurance Brokers	0.2
E-Services/Consulting	0.2
Gambling (Non-Hotel)	0.2
Data Processing/Management	0.2
Schools	0.2
Containers-Metal/Glass	0.1
Finance-Leasing Companies	0.1
Water	0.1
Transactional Software	0.1
Retail-Pawn Shops	0.1
Brewery	0.1
Computers	0.1
Semiconductor Components-Integrated Circuits	0.1
Medical-Hospitals	0.1
Auto-Cars/Light Trucks	0.1
Computers-Integrated Systems	0.1
Aerospace/Defense-Equipment	0.1
Retail-Petroleum Products	0.1
Food-Misc./Diversified	0.1
Steel-Producers	0.1
Machinery-General Industrial	0.1
Electric-Distribution	0.1
Television	0.1
Retail-Regional Department Stores	0.1
Energy-Alternate Sources	0.1
Medical Information Systems	0.1
Advertising Sales	0.1
Financial Guarantee Insurance	0.1
Chemicals-Diversified	0.1
Metal-Aluminum	0.1
Telecom Services	0.1
Diagnostic Kits	0.1
Building-Maintenance & Services	0.1
Investment Companies	0.1
Casino Hotels	0.1
Building Products-Wood	0.1
Banks-Fiduciary	0.1
Music	0.1
Coal	0.1
Resorts/Theme Parks	0.1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Industry Allocation* (continued)
Transport-Truck	0.1%
Office Furnishings-Original	0.1
Airlines	0.1
Therapeutics	0.1
Diversified Manufacturing Operations	0.1
Trucking/Leasing	0.1
Finance-Mortgage Loan/Banker	0.1
Diagnostic Equipment	0.1
Containers-Paper/Plastic	0.1
Machinery-Electrical	0.1
Theaters	0.1
Finance-Consumer Loans	0.1
Transport-Rail	0.1
X-Ray Equipment	0.1
Internet Security	0.1
Real Estate Operations & Development	0.1
Auto-Truck Trailers	0.1
Insurance-Reinsurance	0.1
Satellite Telecom	0.1
Real Estate Management/Services	0.1
Miscellaneous Manufacturing	0.1
Travel Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Retail-Office Supplies	0.1
Finance-Investment Banker/Broker	0.1
Medical-Generic Drugs	0.1
Metal-Iron	0.1
Retail-Sporting Goods	0.1
Consumer Products-Misc.	0.1
Optical Supplies	0.1
Retail-Building Products	0.1
115.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 56.9%
Advanced Materials — 0.0%
Materion Corp.	175	$15,005
Advertising Services — 2.2%
National CineMedia, Inc.	1,950	4,953
Trade Desk, Inc., Class A†	24,039	1,664,701
		1,669,654
Aerospace/Defense-Equipment — 0.1%
AAR Corp.†	450	21,793
Astronics Corp.†	1,475	19,072
Barnes Group, Inc.	200	8,038
Moog, Inc., Class A	125	10,975
		59,878
Agricultural Operations — 0.0%
Andersons, Inc.	600	30,156
Airlines — 0.1%
Allegiant Travel Co.†	125	20,299
SkyWest, Inc.†	1,325	38,226
		58,525
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	145	39,697
Appliances — 0.0%
Traeger, Inc.†	310	2,306
Applications Software — 0.1%
Alkami Technology, Inc.†	144	2,060
DigitalOcean Holdings, Inc.†	689	39,859
JFrog, Ltd.†	125	3,369
Sprout Social, Inc., Class A†	425	34,051
		79,339
Audio/Video Products — 0.0%
Sonos, Inc.†	1,050	29,631
Auto-Truck Trailers — 0.1%
Wabash National Corp.	3,275	48,601
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp.	125	17,824
Meritor, Inc.†	700	24,899
		42,723
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	557	19,267
Banks-Commercial — 1.4%
1st Source Corp.	210	9,712
Atlantic Union Bankshares Corp.	184	6,751
Banner Corp.	675	39,508
Business First Bancshares, Inc.	425	10,340
Byline Bancorp, Inc.	875	23,345
Cadence Bank	2,390	69,931
Cathay General Bancorp	750	33,562
Central Pacific Financial Corp.	1,050	29,295
Columbia Banking System, Inc.	1,100	35,497
ConnectOne Bancorp, Inc.	600	19,206
CVB Financial Corp.	1,525	35,395
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Eastern Bankshares, Inc.	4,825	$103,930
Enterprise Financial Services Corp.	325	15,376
Equity Bancshares, Inc., Class A	250	8,078
Financial Institutions, Inc.	75	2,260
First Bancshares, Inc.	100	3,366
First Citizens BancShares, Inc., Class A	19	12,646
First Commonwealth Financial Corp.	1,425	21,603
First Community Bankshares, Inc.	97	2,736
First Hawaiian, Inc.	225	6,275
First Interstate BancSystem, Inc., Class A	185	6,802
First Merchants Corp.	900	37,440
Glacier Bancorp, Inc.	375	18,855
Hancock Whitney Corp.	675	35,201
HarborOne Bancorp, Inc.	375	5,258
Heritage Commerce Corp.	550	6,188
Home BancShares, Inc.	1,600	36,160
HomeStreet, Inc.	500	23,690
Hope Bancorp, Inc.	3,233	51,987
Independent Bank Corp.	400	8,800
Independent Bank Corp.	440	35,944
Luther Burbank Corp.	272	3,615
Merchants Bancorp	50	1,369
Meta Financial Group, Inc.	350	19,222
Nicolet Bankshares, Inc.†	25	2,339
Old National Bancorp	2,675	43,816
Old Second Bancorp, Inc.	236	3,424
Origin Bancorp, Inc.	100	4,229
Peapack-Gladstone Financial Corp.	100	3,475
Peoples Bancorp, Inc.	125	3,914
Pinnacle Financial Partners, Inc.	350	32,228
Premier Financial Corp.	150	4,550
QCR Holdings, Inc.	150	8,489
RBB Bancorp	97	2,279
Republic Bancorp, Inc., Class A	50	2,247
Sandy Spring Bancorp, Inc.	350	15,722
Simmons First National Corp., Class A	275	7,211
South Plains Financial, Inc.	43	1,143
Trustmark Corp.	900	27,351
UMB Financial Corp.	325	31,577
United Community Banks, Inc.	400	13,920
Valley National Bancorp	800	10,416
Veritex Holdings, Inc.	375	14,314
Webster Financial Corp.	625	35,075
Westamerica BanCorp	400	24,200
		1,071,262

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Super Regional — 0.0%
Independent Bank Group, Inc.	175	$12,453
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,100	5,027
Building & Construction Products-Misc. — 0.0%
Louisiana-Pacific Corp.	400	24,848
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	1,025	91,235
EMCOR Group, Inc.	750	84,472
MYR Group, Inc.†	1,000	94,040
TopBuild Corp.†	325	58,952
		328,699
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	750	18,240
Building Products-Wood — 0.1%
Boise Cascade Co.	450	31,261
UFP Industries, Inc.	425	32,793
		64,054
Building-Heavy Construction — 0.2%
Granite Construction, Inc.	775	25,420
MasTec, Inc.†	775	67,502
Primoris Services Corp.	1,850	44,067
		136,989
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,475	67,909
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	25	1,351
Building-Residential/Commercial — 0.2%
Meritage Homes Corp.†	100	7,923
Tri Pointe Homes, Inc.†	7,275	146,082
		154,005
Casino Hotels — 0.1%
Boyd Gaming Corp.	800	52,624
Chemicals-Diversified — 0.0%
AdvanSix, Inc.	475	24,268
Koppers Holdings, Inc.	125	3,440
Trinseo PLC	225	10,782
		38,490
Chemicals-Specialty — 0.2%
Cabot Corp.	650	44,466
Ecovyst, Inc.	400	4,624
H.B. Fuller Co.	415	27,419
Ingevity Corp.†	550	35,238
Minerals Technologies, Inc.	165	10,915
Tronox Holdings PLC, Class A	1,252	24,777
Zymergen, Inc.†	1,850	5,347
		152,786
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,300	19,266
Security Description	Shares	Value (Note 2)
Coal — 0.1%
Arch Resources, Inc.	250	$34,345
Peabody Energy Corp.†	400	9,812
SunCoke Energy, Inc.	1,725	15,370
Warrior Met Coal, Inc.	50	1,855
		61,382
Commercial Services — 0.2%
John Wiley & Sons, Inc., Class A	2,300	121,969
LiveRamp Holdings, Inc.†	475	17,760
Medifast, Inc.	75	12,809
		152,538
Commercial Services-Finance — 2.4%
Adyen NV†*	359	709,230
Block, Inc., Class A†	7,755	1,051,578
EVERTEC, Inc.	500	20,465
HealthEquity, Inc.†	275	18,546
Marathon Digital Holdings, Inc.†	400	11,180
Riot Blockchain, Inc.†	350	7,409
		1,818,408
Communications Software — 1.0%
Zoom Video Communications, Inc., Class A†	6,848	802,791
Computer Data Security — 0.2%
Ping Identity Holding Corp.†	1,575	43,202
Qualys, Inc.†	75	10,681
Rapid7, Inc.†	575	63,963
Varonis Systems, Inc.†	1,000	47,540
		165,386
Computer Services — 0.1%
CACI International, Inc., Class A†	100	30,126
Insight Enterprises, Inc.†	100	10,732
KBR, Inc.	325	17,787
		58,645
Computer Software — 8.4%
Cloudflare, Inc., Class A†	9,136	1,093,579
Datadog, Inc., Class A†	10,257	1,553,628
Simulations Plus, Inc.	525	26,765
Snowflake, Inc., Class A†	8,193	1,877,262
Twilio, Inc., Class A†	2,443	402,631
Xperi Holding Corp.	1,850	32,042
ZoomInfo Technologies, Inc.†	25,103	1,499,653
Zuora, Inc., Class A†	2,450	36,701
		6,522,261
Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	2,975	95,438
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	750	34,358
Kelly Services, Inc., Class A	1,850	40,126
		74,484

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co., Class A†	275	$11,215
Helen of Troy, Ltd.†	75	14,688
Quanex Building Products Corp.	650	13,643
		39,546
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	400	26,024
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	325	6,513
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	650	43,128
CSG Systems International, Inc.	125	7,946
		51,074
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	225	3,123
Distribution/Wholesale — 0.3%
Avient Corp.	1,000	48,000
G-III Apparel Group, Ltd.†	525	14,201
ScanSource, Inc.†	1,825	63,492
Titan Machinery, Inc.†	525	14,836
Veritiv Corp.†	225	30,058
WESCO International, Inc.†	250	32,535
		203,122
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	90	8,796
Fabrinet†	400	42,052
		50,848
Drug Delivery Systems — 0.0%
Heron Therapeutics, Inc.†	2,100	12,012
Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	1,480	10,049
E-Commerce/Products — 2.2%
Chewy, Inc., Class A†	20,110	820,086
Farfetch, Ltd., Class A†	21,066	318,518
Wayfair, Inc., Class A†	5,208	576,942
		1,715,546
E-Commerce/Services — 6.0%
Airbnb, Inc., Class A†	8,809	1,513,034
EverQuote, Inc., Class A†	225	3,640
Match Group, Inc.†	3,044	331,005
MercadoLibre, Inc.†	571	679,193
Uber Technologies, Inc.†	58,158	2,075,077
Upwork, Inc.†	700	16,268
		4,618,217
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	2,250	26,100
E-Services/Consulting — 0.2%
Perficient, Inc.†	1,100	121,099
Security Description	Shares	Value (Note 2)
Electric-Distribution — 0.0%
Unitil Corp.	50	$2,494
Via Renewables, Inc.	1,775	14,626
		17,120
Electric-Integrated — 0.2%
ALLETE, Inc.	110	7,368
IDACORP, Inc.	300	34,608
PNM Resources, Inc.	300	14,301
Portland General Electric Co.	1,200	66,180
		122,457
Electronic Components-Misc. — 0.4%
Atkore, Inc.†	625	61,525
Benchmark Electronics, Inc.	3,025	75,746
Kimball Electronics, Inc.†	275	5,497
Knowles Corp.†	1,650	35,525
OSI Systems, Inc.†	1,185	100,867
Sanmina Corp.†	500	20,210
Vishay Intertechnology, Inc.	1,725	33,810
		333,180
Electronic Components-Semiconductors — 0.3%
Ambarella, Inc.†	85	8,918
Amkor Technology, Inc.	900	19,548
Diodes, Inc.†	150	13,049
Lattice Semiconductor Corp.†	250	15,238
MACOM Technology Solutions Holdings, Inc.†	175	10,477
Rambus, Inc.†	2,300	73,347
Semtech Corp.†	170	11,788
Silicon Laboratories, Inc.†	350	52,570
SiTime Corp.†	75	18,586
Synaptics, Inc.†	80	15,960
		239,481
Energy-Alternate Sources — 0.1%
FutureFuel Corp.	1,050	10,217
Green Plains, Inc.†	550	17,055
REX American Resources Corp.†	115	11,454
SunPower Corp.†	525	11,277
Sunrun, Inc.†	975	29,611
		79,614
Engineering/R&D Services — 0.0%
Fluor Corp.†	275	7,890
Enterprise Software/Service — 3.6%
American Software, Inc., Class A	491	10,232
Blackline, Inc.†	665	48,691
Cardlytics, Inc.†	625	34,362
Coupa Software, Inc.†	7,285	740,375
Donnelley Financial Solutions, Inc.†	475	15,799
eGain Corp.†	3,607	41,769
HireRight Holdings Corp.†	1,860	31,806
ManTech International Corp., Class A	145	12,498
Momentive Global, Inc.†	2,750	44,715

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
PagerDuty, Inc.†	1,225	$41,883
Paycor HCM, Inc.†	673	19,591
SPS Commerce, Inc.†	25	3,280
Veeva Systems, Inc., Class A†	7,690	1,633,817
Workiva, Inc.†	725	85,550
		2,764,368
Entertainment Software — 3.1%
ROBLOX Corp., Class A†	25,905	1,197,847
Unity Software, Inc.†	12,446	1,234,768
		2,432,615
Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	875	144,322
Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	450	21,344
Finance-Consumer Loans — 0.0%
Navient Corp.	400	6,816
Nelnet, Inc., Class A	50	4,250
		11,066
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	650	17,615
Houlihan Lokey, Inc.	125	10,975
Piper Sandler Cos.	100	13,125
		41,715
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	700	31,969
PennyMac Financial Services, Inc.	425	22,610
		54,579
Finance-Other Services — 0.7%
Coinbase Global, Inc., Class A†	2,685	509,774
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	1,300	17,615
NMI Holdings, Inc., Class A†	350	7,217
Radian Group, Inc.	2,325	51,638
		76,470
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	375	19,328
Food-Catering — 0.0%
Healthcare Services Group, Inc.	700	12,999
Food-Misc./Diversified — 0.0%
John B. Sanfilippo & Son, Inc.	225	18,774
Food-Retail — 0.0%
Sprouts Farmers Market, Inc.†	1,125	35,977
Food-Wholesale/Distribution — 0.0%
Performance Food Group Co.†	617	31,412
SpartanNash Co.	75	2,474
		33,886
Footwear & Related Apparel — 0.0%
Steven Madden, Ltd.	800	30,912
Security Description	Shares	Value (Note 2)
Gambling (Non-Hotel) — 0.2%
Red Rock Resorts, Inc., Class A	2,463	$119,603
Gas-Distribution — 0.1%
New Jersey Resources Corp.	1,450	66,497
Northwest Natural Holding Co.	450	23,274
		89,771
Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	250	7,403
Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	425	11,080
Hooker Furniture Corp.	198	3,750
Sleep Number Corp.†	325	16,481
		31,311
Human Resources — 0.2%
AMN Healthcare Services, Inc.†	200	20,866
Barrett Business Services, Inc.	150	11,621
Heidrick & Struggles International, Inc.	100	3,958
Kforce, Inc.	550	40,683
Korn Ferry	375	24,352
TriNet Group, Inc.†	125	12,295
TrueBlue, Inc.†	1,400	40,446
		154,221
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	375	12,495
Clearway Energy, Inc., Class C	100	3,651
		16,146
Insurance-Life/Health — 0.0%
American Equity Investment Life Holding Co.	241	9,619
CNO Financial Group, Inc.	325	8,154
		17,773
Insurance-Property/Casualty — 0.2%
Employers Holdings, Inc.	232	9,517
First American Financial Corp.	125	8,102
Kinsale Capital Group, Inc.	200	45,604
RLI Corp.	440	48,677
Selective Insurance Group, Inc.	250	22,340
Stewart Information Services Corp.	200	12,122
		146,362
Insurance-Reinsurance — 0.1%
Essent Group, Ltd.	1,175	48,422
Internet Application Software — 2.3%
Okta, Inc.†	2,461	371,512
Shopify, Inc., Class A†	2,082	1,407,349
		1,778,861
Internet Content-Entertainment — 2.3%
Snap, Inc., Class A†	13,858	498,749
Spotify Technology SA†	3,455	521,774
Twitter, Inc.†	18,834	728,688
		1,749,211

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Information/News — 1.1%
IAC/InterActiveCorp†	7,370	$739,064
Vimeo, Inc.†	7,882	93,638
Yelp, Inc.†	1,175	40,079
		872,781
Investment Management/Advisor Services — 0.2%
AssetMark Financial Holdings, Inc.†	375	8,344
Blucora, Inc.†	1,725	33,724
Federated Hermes, Inc.	75	2,555
Focus Financial Partners, Inc., Class A†	825	37,735
Stifel Financial Corp.	377	25,598
Virtus Investment Partners, Inc.	75	17,999
		125,955
Linen Supply & Related Items — 0.2%
UniFirst Corp.	775	142,817
Machinery-Construction & Mining — 0.0%
Manitowoc Co, Inc.†	1,225	18,473
Terex Corp.	175	6,240
		24,713
Machinery-Electrical — 0.1%
Argan, Inc.	1,275	51,752
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	775	30,171
Kadant, Inc.	150	29,128
		59,299
Machinery-Pumps — 0.0%
SPX FLOW, Inc.	100	8,622
Watts Water Technologies, Inc., Class A	85	11,865
		20,487
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	1,275	28,713
NextGen Healthcare, Inc.†	2,350	49,138
		77,851
Medical Instruments — 0.9%
AngioDynamics, Inc.†	2,425	52,235
Intuitive Surgical, Inc.†	1,494	450,710
Natus Medical, Inc.†	1,025	26,937
NuVasive, Inc.†	2,575	146,002
		675,884
Medical Labs & Testing Services — 0.2%
Fulgent Genetics, Inc.†	650	40,566
LifeStance Health Group, Inc.†	2,725	27,550
Medpace Holdings, Inc.†	430	70,344
OPKO Health, Inc.†	5,500	18,920
Personalis, Inc.†	1,600	13,104
		170,484
Medical Products — 0.5%
Accuray, Inc.†	21,275	70,420
Bioventus, Inc., Class A†	1,175	16,568
Cardiovascular Systems, Inc.†	3,050	68,930
Security Description	Shares	Value (Note 2)
Medical Products (continued)
Inspire Medical Systems, Inc.†	185	$47,488
Integer Holdings Corp.†	750	60,427
LivaNova PLC†	975	79,784
SeaSpine Holdings Corp.†	225	2,736
Zynex, Inc.	1,987	12,379
		358,732
Medical-Biomedical/Gene — 2.9%
2seventy Bio, Inc.†	55	938
ACADIA Pharmaceuticals, Inc.†	650	15,743
Amicus Therapeutics, Inc.†	6,250	59,187
Arrowhead Pharmaceuticals, Inc.†	625	28,744
Atara Biotherapeutics, Inc.†	3,575	33,212
Beam Therapeutics, Inc.†	375	21,487
Biohaven Pharmaceutical Holding Co., Ltd.†	175	20,750
Black Diamond Therapeutics, Inc.†	2,125	5,886
Bluebird Bio, Inc.†	190	922
Bridgebio Pharma, Inc.†	350	3,553
CytomX Therapeutics, Inc.†	3,175	8,477
Decibel Therapeutics, Inc.†	14	43
Eiger BioPharmaceuticals, Inc.†	1,100	9,130
Emergent BioSolutions, Inc.†	75	3,080
Esperion Therapeutics, Inc.†	125	580
Fate Therapeutics, Inc.†	1,125	43,616
Global Blood Therapeutics, Inc.†	1,325	45,898
Homology Medicines, Inc.†	275	836
Illumina, Inc.†	966	337,520
Insmed, Inc.†	175	4,112
Intercept Pharmaceuticals, Inc.†	1,950	31,726
iTeos Therapeutics, Inc.†	950	30,571
Ligand Pharmaceuticals, Inc.†	275	30,935
Puma Biotechnology, Inc.†	1,450	4,176
Royalty Pharma PLC, Class A	35,253	1,373,457
Sana Biotechnology, Inc.†	20	165
Sensei Biotherapeutics, Inc.†	1,700	3,927
Sigilon Therapeutics, Inc.†	1,100	1,617
Sutro Biopharma, Inc.†	175	1,439
TG Therapeutics, Inc.†	2,000	19,020
Travere Therapeutics, Inc.†	825	21,260
Turning Point Therapeutics, Inc.†	150	4,028
Tyra Biosciences, Inc.†	2,650	28,355
UroGen Pharma, Ltd.†	600	5,226
Wave Life Sciences, Ltd.†	1,850	3,700
Xencor, Inc.†	1,900	50,692
		2,254,008
Medical-Drugs — 0.5%
Amphastar Pharmaceuticals, Inc.†	675	24,232
Athenex, Inc.†	1,000	829

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Catalyst Pharmaceuticals, Inc.†	8,275	$68,600
Coherus Biosciences, Inc.†	5,200	67,132
Corcept Therapeutics, Inc.†	925	20,831
Eagle Pharmaceuticals, Inc.†	425	21,033
Fulcrum Therapeutics, Inc.†	2,183	51,628
Gritstone Bio, Inc.†	175	721
Harpoon Therapeutics, Inc.†	2,232	11,093
Intellia Therapeutics, Inc.†	625	45,419
Landos Biopharma, Inc.†	1,276	1,882
Lannett Co., Inc.†	3,953	3,115
Madrigal Pharmaceuticals, Inc.†	300	29,436
Marinus Pharmaceuticals, Inc.†	3,231	30,210
Vanda Pharmaceuticals, Inc.†	3,500	39,585
Y-mAbs Therapeutics, Inc.†	50	594
		416,340
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	3,425	14,282
Arvinas, Inc.†	400	26,920
		41,202
Medical-HMO — 0.0%
Tivity Health, Inc.†	175	5,630
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	350	30,086
Medical-Outpatient/Home Medical — 0.0%
ModivCare, Inc.†	25	2,885
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	175	8,442
Mueller Industries, Inc.	400	21,668
		30,110
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	85	4,370
Metal-Aluminum — 0.1%
Alcoa Corp.	400	36,012
Arconic Corp.†	800	20,496
Constellium SE†	900	16,200
		72,708
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,025	45,274
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	3,175	51,594
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	775	37,107
Networking Products — 0.1%
A10 Networks, Inc.	3,875	54,056
Extreme Networks, Inc.†	4,300	52,503
		106,559
Security Description	Shares	Value (Note 2)
Office Furnishings-Original — 0.1%
HNI Corp.	800	$29,640
Steelcase, Inc., Class A	2,500	29,875
		59,515
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,575	24,381
Oil Companies-Exploration & Production — 0.7%
Antero Resources Corp.†	1,925	58,770
CNX Resources Corp.†	2,925	60,606
Falcon Minerals Corp.	225	1,517
Magnolia Oil & Gas Corp., Class A	2,850	67,402
Matador Resources Co.	475	25,165
Oasis Petroleum, Inc.	460	67,298
Ovintiv, Inc.	2,975	160,858
PDC Energy, Inc.	1,325	96,301
Range Resources Corp.†	825	25,064
Whiting Petroleum Corp.	50	4,076
		567,057
Oil Companies-Integrated — 0.0%
Murphy Oil Corp.	175	7,068
Oil Refining & Marketing — 0.0%
Delek US Holdings, Inc.†	1,550	32,891
Oil-Field Services — 0.3%
Archrock, Inc.	500	4,615
ChampionX Corp.†	325	7,956
Helix Energy Solutions Group, Inc.†	775	3,705
MRC Global, Inc.†	3,050	36,325
National Energy Services Reunited Corp.†	525	4,410
NexTier Oilfield Solutions, Inc.†	2,300	21,252
NOW, Inc.†	7,225	79,692
Oceaneering International, Inc.†	1,225	18,571
Oil States International, Inc.†	1,000	6,950
ProPetro Holding Corp.†	825	11,492
Select Energy Services, Inc., Class A†	550	4,713
		199,681
Optical Supplies — 0.1%
STAAR Surgical Co.†	490	39,156
Paper & Related Products — 0.0%
Clearwater Paper Corp.†	75	2,102
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	1,600	128,608
Pharmacy Services — 0.3%
Option Care Health, Inc.†	7,125	203,490
Pipelines — 0.0%
Golar LNG, Ltd.†	450	11,151
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	575	11,167

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Precious Metals — 0.0%
Coeur Mining, Inc.†	1,350	$6,008
Hecla Mining Co.	725	4,763
		10,771
Printing-Commercial — 0.0%
Ennis, Inc.	225	4,156
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,800	37,818
Real Estate Investment Trusts — 1.3%
Agree Realty Corp.	440	29,198
Alexander & Baldwin, Inc.	876	20,314
American Assets Trust, Inc.	200	7,578
Apple Hospitality REIT, Inc.	2,925	52,562
Ares Commercial Real Estate Corp.	1,425	22,116
Blackstone Mtg. Trust, Inc., Class A	1,400	44,506
Broadstone Net Lease, Inc.	450	9,801
CareTrust REIT, Inc.	425	8,203
Centerspace	125	12,265
Chatham Lodging Trust†	150	2,069
City Office REIT, Inc.	575	10,155
Community Healthcare Trust, Inc.	225	9,497
Corporate Office Properties Trust	725	20,691
DiamondRock Hospitality Co.†	850	8,585
DigitalBridge Group, Inc.†	1,725	12,420
Easterly Government Properties, Inc.	350	7,399
EastGroup Properties, Inc.	245	49,804
Ellington Financial, Inc.	1,000	17,750
Essential Properties Realty Trust, Inc.	400	10,120
First Industrial Realty Trust, Inc.	450	27,859
Four Corners Property Trust, Inc.	925	25,012
Getty Realty Corp.	725	20,749
Gladstone Commercial Corp.	425	9,359
Global Medical REIT, Inc.	325	5,304
Healthcare Realty Trust, Inc.	1,475	40,533
Highwoods Properties, Inc.	150	6,861
Independence Realty Trust, Inc.	775	20,491
Innovative Industrial Properties, Inc.	10	2,054
Kite Realty Group Trust	1,357	30,899
KKR Real Estate Finance Trust, Inc.	1,975	40,705
Ladder Capital Corp.	1,700	20,179
LXP Industrial Trust	850	13,345
MFA Financial, Inc.	1,005	4,050
National Storage Affiliates Trust	950	59,622
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Necessity Retail REIT, Inc.	600	$4,746
Paramount Group, Inc.	850	9,274
Phillips Edison & Co., Inc.	475	16,335
Physicians Realty Trust	725	12,716
Piedmont Office Realty Trust, Inc., Class A	875	15,067
Plymouth Industrial REIT, Inc.	850	23,035
PotlatchDeltic Corp.	400	21,092
Ready Capital Corp.	700	10,542
Redwood Trust, Inc.	1,200	12,636
Retail Opportunity Investments Corp.	1,450	28,115
RLJ Lodging Trust	1,250	17,600
Ryman Hospitality Properties, Inc.†	225	20,873
SITE Centers Corp.	550	9,191
STAG Industrial, Inc.	950	39,282
Summit Hotel Properties, Inc.†	300	2,988
Sunstone Hotel Investors, Inc.†	475	5,596
Terreno Realty Corp.	640	47,392
TPG RE Finance Trust, Inc.	775	9,153
UMH Properties, Inc.	450	11,066
Xenia Hotels & Resorts, Inc.†	1,900	36,651
		1,035,405
Real Estate Management/Services — 0.1%
Cushman & Wakefield PLC†	1,025	21,023
Realogy Holdings Corp.†	1,675	26,264
		47,287
Real Estate Operations & Development — 0.1%
Kennedy-Wilson Holdings, Inc.	2,050	49,999
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	95	25,014
Herc Holdings, Inc.	325	54,304
PROG Holdings, Inc.†	1,100	31,647
		110,965
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	380	59,926
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A†	1,550	49,585
Guess?, Inc.	825	18,026
Winmark Corp.	50	11,000
		78,611
Retail-Automobile — 0.2%
Asbury Automotive Group, Inc.†	275	44,055
Group 1 Automotive, Inc.	225	37,761
Lithia Motors, Inc.	25	7,503
Rush Enterprises, Inc., Class A	200	10,182
Sonic Automotive, Inc., Class A	525	22,318
		121,819

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	675	$15,208
Retail-Discount — 0.0%
BJ's Wholesale Club Holdings, Inc.†	350	23,664
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	260	18,902
Retail-Office Supplies — 0.1%
ODP Corp.†	925	42,393
Retail-Pawn Shops — 0.0%
FirstCash Holdings, Inc.	225	15,827
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	430	85,983
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	85	22,813
Macy's, Inc.	2,400	58,464
		81,277
Retail-Restaurants — 0.1%
Bloomin' Brands, Inc.	2,125	46,622
Portillo's, Inc., Class A†	682	16,750
		63,372
Retail-Sporting Goods — 0.1%
Hibbett, Inc.	275	12,194
Zumiez, Inc.†	725	27,702
		39,896
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	174	2,486
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	1,975	48,071
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	375	17,396
Brookline Bancorp, Inc.	3,825	60,511
Flushing Financial Corp.	288	6,437
HomeTrust Bancshares, Inc.	275	8,121
Investors Bancorp, Inc.	950	14,184
Northfield Bancorp, Inc.	1,475	21,181
OceanFirst Financial Corp.	2,925	58,793
People's United Financial, Inc.	472	9,435
Washington Federal, Inc.	1,150	37,743
		233,801
Schools — 0.1%
Adtalem Global Education, Inc.†	1,125	33,424
Coursera, Inc.†	178	4,101
Perdoceo Education Corp.†	2,175	24,969
		62,494
Security Services — 0.0%
Brink's Co.	175	11,900
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	175	14,838
MaxLinear, Inc.†	225	13,129
		27,967
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 2.4%
ASML Holding NV	2,641	$1,764,003
Cohu, Inc.†	1,125	33,300
Veeco Instruments, Inc.†	1,050	28,550
		1,825,853
Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	625	20,131
Commercial Metals Co.	1,275	53,065
Schnitzer Steel Industries, Inc., Class A	225	11,687
		84,883
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	325	8,723
Telecom Services — 0.1%
Vonage Holdings Corp.†	3,550	72,029
Television — 0.1%
AMC Networks, Inc., Class A†	925	37,583
Sinclair Broadcast Group, Inc., Class A	1,575	44,131
		81,714
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	1,775	43,736
Cinemark Holdings, Inc.†	450	7,776
		51,512
Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	7,750	5,564
Sarepta Therapeutics, Inc.†	650	50,778
		56,342
Transport-Marine — 0.0%
Dorian LPG, Ltd.	591	8,564
Safe Bulkers, Inc.	1,800	8,568
		17,132
Transport-Services — 0.0%
Hub Group, Inc., Class A†	275	21,233
Transport-Truck — 0.1%
ArcBest Corp.	565	45,482
Heartland Express, Inc.	225	3,166
Schneider National, Inc., Class B	200	5,100
Werner Enterprises, Inc.	150	6,150
		59,898
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	21,575	44,229
Vitamins & Nutrition Products — 0.2%
BellRing Brands, Inc.†	3,705	85,511
Herbalife Nutrition, Ltd.†	275	8,349
USANA Health Sciences, Inc.†	590	46,876
		140,736
Water — 0.1%
American States Water Co.	1,175	104,598

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares/ Principal Amount(8)	Value (Note 2)
COMMON STOCKS (continued)
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	500	$30,825
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	400	8,516
ViewRay, Inc.†	10,725	42,042
		50,558
Total Common Stocks (cost $45,733,108)		43,989,504
ASSET BACKED SECURITIES — 10.9%
Diversified Financial Services — 10.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$110,000	110,492
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(3)	84,331	80,659
510 Asset Backed Trust Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(3)	81,298	77,805
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	34,821	34,472
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	34,852
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(5)	32,281	31,866
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(2)(5)	30,983	29,984
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(5)	27,433	26,972
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(5)	28,203	26,904
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(5)	54,135	51,111
Angel Oak Mtg. Trust VRS Series 2021-4, Class A2 1.24% due 01/20/2065*(2)(5)	34,195	32,388
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% (1 ML+1.58%) due 10/25/2034	5,552	5,765
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.38% (3 ML+1.13%) due 04/19/2034*(7)	100,000	98,994
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
BANK VRS Series 2017-BNK8, Class XA 0.72% due 11/15/2050(1)(5)(6)	$979,998	$32,300
BANK VRS Series 2020-BN26, Class XA 1.23% due 03/15/2063(1)(5)(6)	988,907	72,403
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(1)	91,000	92,990
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	37,686	37,445
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	26,661	26,265
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	36,138	35,345
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	26,035	25,867
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	26,502	26,374
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	31,288	30,954
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.25% (1 ML+0.85%) due 08/15/2036*(1)	131,000	129,680
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.83% due 02/25/2036(2)(5)	35,659	32,736
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.49% due 01/15/2051(1)(5)(6)	179,558	4,020
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(1)(5)(6)	313,284	6,661
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.64% due 01/15/2052(1)(5)(6)	962,045	31,378
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(1)(5)(6)	299,374	18,698

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(1)(5)(6)	$149,625	$15,530
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(1)(5)(6)	99,761	9,503
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.40% (3 ML+1.15%) due 04/19/2034*(7)	250,000	248,581
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(5)	14,551	14,600
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(1)	65,000	65,707
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.77% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	14,047	13,836
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(2)(5)	42,827	39,418
COLT Mtg. Loan Trust VRS Series 2021-2, Class A3 1.34% due 08/25/2066*(2)(5)	44,389	41,093
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	90,000	89,772
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	60,000	60,826
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(1)	105,000	105,950
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(1)	114,449	113,845
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(1)	123,000	124,424
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	17,033	11,472
Credit Suisse Mtg. Capital Certs. VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(2)(5)	67,952	64,524
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.18% due 02/25/2066*(2)(5)	59,975	57,847
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.74% due 06/15/2057(1)(5)(6)	$899,280	$15,900
CSMC Trust VRS Series 2021-NQM5, Class A1 0.94% due 05/25/2066*(2)(5)	82,547	77,944
CSMC Trust VRS Series 2021-NQM8, Class A1 1.84% due 10/25/2066*(2)(5)	93,784	89,564
CSMC Trust VRS Series 2022-NQM1, Class A1 2.27% due 11/25/2066*(2)(5)	97,927	94,230
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(5)	26,653	25,912
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(1)(5)(6)	99,755	8,450
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	115,000	113,167
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(1)	52,569	52,369
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	49,625	46,123
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,375	48,604
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	29,976
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.89% (1 ML+1.70%) due 11/25/2028*(2)	51,619	51,521
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	69,752
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	20,000	19,922
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.22% due 05/25/2035(2)(5)	24,485	24,445
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(2)(5)	73,619	69,685

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GCAT Trust VRS Series 2021-NQM1, Class A1 0.87% due 01/25/2066*(2)(5)	$50,859	$48,816
GCAT Trust VRS Series 2021-NQM4, Class A1 1.09% due 08/25/2066*(2)(5)	82,176	74,001
GCAT Trust VRS Series 2021-NQM7, Class A1 1.92% due 08/25/2066*(2)(5)	87,872	85,358
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	110,000	109,831
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	30,000	31,376
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.32% due 07/10/2051(1)(5)(6)	1,055,500	20,056
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	86,000	84,612
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(1)	115,000	116,203
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.52% due 04/25/2036(2)(5)	3,449	2,597
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.74% due 03/25/2047(2)(5)	9,655	7,204
Home Re, Ltd. FRS Series 2018-1, Class M1 2.06% (1 ML + 1.60%) due 10/25/2028*(2)	17,756	17,726
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.00% (1 ML+0.27%) due 05/25/2035(2)	18,629	18,031
Imperial Fund Mtg. Trust Series 2022-NQM2, Class A1 3.64% due 03/25/2067*(2)(3)	100,000	98,893
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	80,000	79,517
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	20,000	19,424
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(1)	$64,000	$64,822
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(3)	78,529	78,174
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 2.26% (1 ML+1.80%) due 02/01/2026*(2)	51,044	50,625
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 2.96% (1 ML+2.50%) due 04/01/2024*(2)	49,586	49,280
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.96% (1 ML + 2.50%) due 05/01/2024*(2)	45,862	45,182
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.36% (3 ML + 1.12%) due 07/17/2034*(7)	250,000	247,882
Mercury Financial Credit Card Master Trust Series 2022-1A, Class A 2.50% due 09/21/2026*	100,000	96,523
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.46% due 12/25/2034(2)(5)	5,663	5,843
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.81% due 02/25/2035(2)(5)	13,200	13,195
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(2)(5)	20,472	20,524
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(2)(5)	32,875	32,796
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 0.96% due 12/15/2047(1)(5)(6)	177,531	3,478
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(1)	20,000	20,279

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.34% due 06/15/2050(1)(5)(6)	$98,084	$4,588
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	18,161	9,880
MortgageIT Trust FRS Series 2005-4, Class A1 1.02% (1 ML+0.56%) due 10/25/2035(2)	24,759	24,049
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.21% (1 ML + 0.75%) due 01/25/2048*(2)	38,433	38,183
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.96% (1 ML+1.50%) due 06/25/2057*(2)	27,281	27,504
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(5)	44,189	44,026
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(5)	29,367	29,376
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(2)(5)	12,629	12,601
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(5)	28,532	28,793
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(5)	50,280	50,417
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(5)	51,546	51,711
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(5)	40,270	40,416
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(5)	$27,158	$27,220
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(5)	46,766	47,064
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(2)(5)	86,879	81,622
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(5)	4,302	4,172
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.86% (1 ML + 1.40%) due 07/25/2029*(2)	7,561	7,561
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 2.01% (1 ML+1.55%) due 07/25/2028*(2)	30,983	30,943
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(2)(5)	57,092	55,282
OBX Trust VRS Series 2022-NQM1, Class A1 2.31% due 11/25/2061*(2)(5)	95,327	92,206
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.56% (1 ML+0.10%) due 02/25/2037	27,613	16,440
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.35% (3 ML+1.05%) due 04/30/2027*(7)	32,275	32,260
Preston Ridge Partners Mtg. Series 2020-4, Class A1 2.95% due 10/25/2025*(2)(3)	78,561	76,553
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(3)	87,099	82,973
Pretium Mtg. Credit Partners LLC Series 2022-NPL1, Class A1 2.98% due 01/25/2052*(3)	96,155	93,049
PRPM LLC Series 2021-7, Class A1 1.87% due 08/25/2026*(2)(3)	83,266	78,808

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.59% (1 ML+0.13%) due 05/25/2037	$55,762	$44,866
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	85,000	82,554
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(2)(5)	59,222	55,928
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.33% (3 ML+1.07%) due 04/25/2034*(7)	250,000	248,196
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.96% (1 ML+0.25%) due 11/25/2036	145,446	140,398
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(2)(5)	50,260	49,233
Starwood Mtg. Residential Trust VRS Series 2021-3, Class A1 1.13% due 06/25/2056*(2)(5)	69,968	66,328
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	23,585
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 1.06% (1 ML+0.60%) due 02/25/2057*	18,299	18,231
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	29,077	29,077
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	13,020	13,028
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	18,942	18,958
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	43,572	43,155
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(5)	96,394	93,784
VCAT LLC Series 2021-NPL4, Class A1 1.87% due 08/25/2051*(3)	83,054	80,090
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.37% (3 ML+1.13%) due 04/15/2034*(7)	$100,000	$98,503
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.48% (3 ML+1.24%) due 04/15/2034*(7)	100,000	99,386
Vericrest Opportunity Loan Trust Series 2021-NP11, Class A1 1.87% due 08/25/2051*(3)	89,232	85,298
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(5)	61,268	58,981
Verus Securitization Trust Series 2020-NPL1, Class A1 3.60% due 08/25/2050*(2)(3)	11,391	11,377
VOLT CIII LLC Series 2021-CF1, Class A1 1.99% due 08/25/2051*(3)	85,295	82,700
VOLT LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(2)(3)	73,823	71,393
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)	72,554	69,707
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 1.14% (3 ML+0.90%) due 01/18/2029*(7)	193,538	192,378
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.42% (3 ML+1.17%) due 07/20/2032*(7)	250,000	248,415
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(1)(5)(6)	549,566	14,805
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	65,000	65,517
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.60% due 10/25/2036(2)(5)	8,570	8,332
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	84,363	75,214
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	47,875	47,370

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	$30,000	$29,068
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	50,084
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	120,000	121,037
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(1)	110,000	111,287
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(1)	50,111	50,928
Total Asset Backed Securities (cost $8,609,305)		8,389,008
U.S. CORPORATE BONDS & NOTES — 13.3%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031	20,000	18,362
Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028	20,000	18,991
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	39,700
		77,053
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	15,818
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	42,663
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	20,000	23,295
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	10,000	9,202
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,027
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	25,805
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	16,282
		135,092
Security Description	Principal Amount(8)	Value (Note 2)
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	$35,000	$35,505
Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	40,300
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	100,000	101,476
		141,776
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	85,000	85,425
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	26,000	24,254
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	45,000	45,531
		155,210
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	20,000	17,833
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	85,000	77,792
		95,625
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.05% due 01/26/2027	65,000	62,719
Banks-Super Regional — 0.4%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	115,000	106,563
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	118,494
Wells Fargo & Co. Senior Notes 3.35% due 03/02/2033	35,000	34,029
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	17,939
		277,025
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	38,116

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	$10,000	$10,838
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	25,000	29,218
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	12,000	11,573
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	15,497
		105,242
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	30,000	30,331
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	2,022
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	20,000	20,011
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	50,000	43,115
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	15,000	15,596
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	25,000	26,134
		137,209
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	55,000	54,407
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	30,000	26,287
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	70,000	64,400
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	38,350
		183,444
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	40,000	42,601
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	42,000	43,260
		85,861
Security Description	Principal Amount(8)	Value (Note 2)
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	$80,000	$75,063
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	85,000	72,666
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.40% due 04/01/2033	35,000	34,902
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	10,000	9,495
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	25,000	24,818
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	15,000	17,091
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	24,000	19,626
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	9,614
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	25,000	23,719
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	10,000	10,059
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	16,203
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	22,591
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	80,000	75,638
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	18,516

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	$40,000	$43,024
		473,025
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	14,150
Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	65,000	59,471
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	35,000	35,270
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	15,203
		109,944
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	35,000	35,835
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	20,000	17,877
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	5,293
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	35,000	34,912
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	10,000	9,400
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	35,000	33,259
S&P Global, Inc. Senior Notes 2.45% due 03/01/2027*	10,000	9,740
S&P Global, Inc. Company Guar. Notes 2.70% due 03/01/2029*	15,000	14,568
S&P Global, Inc. Company Guar. Notes 2.90% due 03/01/2032*	15,000	14,551
		81,518
Security Description	Principal Amount(8)	Value (Note 2)
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	$95,000	$91,831
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	10,000	9,765
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	30,000	25,287
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	15,000	14,996
		141,879
Computers — 0.1%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	45,000	41,182
Apple, Inc. Senior Notes 2.20% due 09/11/2029	20,000	19,064
Apple, Inc. Senior Notes 2.65% due 02/08/2051	25,000	21,551
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	9,929
Apple, Inc. Senior Notes 3.85% due 05/04/2043	5,000	5,265
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	5,648
		102,639
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	14,062
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	25,000	23,406
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	24,995
		62,463
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	110,000	111,237
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	45,450
Data Processing/Management — 0.1%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	60,000	58,087

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment — 0.1%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	$50,000	$49,375
Diagnostic Kits — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	70,000	70,875
Disposable Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	30,000	30,476
Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	54,090
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	20,000	18,176
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	45,000	41,701
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	125,000	125,193
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	30,237
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	80,000	82,462
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	35,000	37,802
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	35,000	33,320
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	55,000	49,351
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	14,902
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	145,000	145,459
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	25,745
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	25,000	25,957
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	12,996
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	50,000	44,292
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	$75,000	$68,174
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	5,000	4,546
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	55,000	55,067
Goldman Sachs Group, Inc. Senior Notes 3.10% due 02/24/2033	10,000	9,427
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	65,000	65,586
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	10,000	10,107
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	45,000	41,125
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	15,000	13,744
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	45,000	42,112
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	10,000	9,046
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	40,000	36,425
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	85,320
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	70,000	69,796
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	90,000	90,439
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	51,095
Morgan Stanley Senior Notes 1.59% due 05/04/2027	70,000	65,119
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	60,204
Morgan Stanley Senior Notes 1.93% due 04/28/2032	20,000	17,289
Morgan Stanley Senior Notes 2.24% due 07/21/2032	30,000	26,668
Morgan Stanley Senior Notes 2.48% due 01/21/2028	35,000	33,445

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.51% due 10/20/2032	$5,000	$4,507
Morgan Stanley Senior Notes 2.70% due 01/22/2031	25,000	23,462
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	19,853
Morgan Stanley Senior Notes 3.59% due 07/22/2028	15,000	15,081
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,391
		1,674,711
E-Commerce/Services — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	112,000	112,560
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	19,775
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,309
Sempra Energy Senior Notes 3.40% due 02/01/2028	25,000	24,981
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	9,816
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	4,957
		64,838
Electric-Integrated — 1.0%
AES Corp. Senior Notes 3.30% due 07/15/2025*	20,000	19,622
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	30,000	27,969
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	10,000	10,162
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	19,116
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	20,000	17,673
Security Description	Principal Amount(8)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	$10,000	$9,389
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	30,000	27,433
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	25,000	21,144
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	9,688
Duke Energy Progress LLC 1st Mtg. Notes 4.00% due 04/01/2052	10,000	10,594
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	30,000	31,802
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	17,878
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,585
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	9,839
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	28,694
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	45,928
Exelon Corp. Senior Bonds 4.10% due 03/15/2052*	5,000	5,076
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,675
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	20,000	17,750
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	25,301
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	25,085
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	20,000	18,627
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	20,000	18,358
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	35,000	30,174

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	$5,000	$5,168
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,251
Pacific Gas & Electric Co. 1st Mtg. 4.40% due 03/01/2032	20,000	19,665
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	60,000	56,487
Pacific Gas & Electric Co. 1st Mtg. 5.25% due 03/01/2052	10,000	10,031
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	25,081
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	19,964
Southern California Edison Co. 1st Mtg. 2.75% due 02/01/2032	25,000	23,206
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	14,276
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	9,603
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	4,921
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,056
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	25,004
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	115,000	106,599
		791,874
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	30,000	28,424
Electronic Components-Semiconductors — 0.4%
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	25,000	23,373
Broadcom, Inc. Senior Notes 4.00% due 04/15/2029*	110,000	109,946
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	15,000	15,242
Security Description	Principal Amount(8)	Value (Note 2)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 2.45% due 11/15/2029	$15,000	$14,318
Intel Corp. Senior Bonds 3.05% due 08/12/2051	15,000	13,356
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	4,294
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	30,000	27,634
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	30,000	27,734
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	45,000	44,873
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	25,000	25,097
		305,867
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	30,000	27,451
Oracle Corp. Senior Notes 3.60% due 04/01/2040	11,000	9,551
Oracle Corp. Senior Notes 3.60% due 04/01/2050	20,000	16,589
Oracle Corp. Senior Notes 3.85% due 04/01/2060	55,000	45,110
Oracle Corp. Senior Notes 3.95% due 03/25/2051	20,000	17,475
Oracle Corp. Senior Notes 4.00% due 07/15/2046	20,000	17,738
Oracle Corp. Senior Notes 4.00% due 11/15/2047	30,000	26,518
Oracle Corp. Senior Notes 4.10% due 03/25/2061	20,000	17,040
		177,472
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	29,000	30,081
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	10,000	10,250
		40,331

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.2%
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	$115,000	$106,260
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	35,570
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	13,716
		155,546
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	135,000	135,539
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 2.63% due 03/17/2027	20,000	19,544
Mondelez International, Inc. Senior Notes 3.00% due 03/17/2032	15,000	14,468
		34,012
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,282
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	15,000	15,893
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	5,738
Kellogg Co. Senior Notes 3.40% due 11/15/2027	35,000	34,986
		66,899
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	65,000	58,557
Service Corp. International Senior Notes 5.13% due 06/01/2029	71,000	72,249
		130,806
Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	24,958
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	50,000	49,591
		74,549
Security Description	Principal Amount(8)	Value (Note 2)
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	$80,000	$79,800
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	50,187
		129,987
Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	23,080
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	25,000	25,047
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 2.85% due 05/28/2027	15,000	14,697
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 3.90% due 02/28/2052	10,000	9,861
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	20,163
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	20,433
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	10,989
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,130
		121,320
Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	45,000	39,717
Athene Global Funding Secured Notes 2.72% due 01/07/2029*	50,000	45,993
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	40,000	43,854
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	49,558
Unum Group Senior Notes 4.13% due 06/15/2051	5,000	4,363
		183,485

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	$15,000	$14,563
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	14,532
		29,095
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	50,000	50,000
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc. Senior Notes 2.55% due 10/13/2026	75,000	67,724
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	25,000	23,368
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	15,000	14,415
Medical Products — 0.1%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	105,000	95,894
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 3.35% due 02/22/2032	10,000	9,908
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,002
		11,910
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	20,000	19,748
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	10,000	10,646
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	45,000	41,542
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	50,000	46,368
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	25,000	20,739
Bristol-Myers Squibb Co. Senior Notes 2.95% due 03/15/2032	10,000	9,784
Security Description	Principal Amount(8)	Value (Note 2)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 3.55% due 03/15/2042	$45,000	$44,497
		193,324
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,295
Centene Corp. Senior Notes 3.38% due 02/15/2030	25,000	23,500
Centene Corp. Senior Notes 4.63% due 12/15/2029	75,000	75,900
Humana, Inc. Senior Notes 2.15% due 02/03/2032	15,000	13,145
Humana, Inc. Senior Notes 3.70% due 03/23/2029	35,000	35,142
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	20,000	17,977
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	10,000	9,929
		192,888
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	4,855
HCA, Inc. Senior Sec. Notes 3.63% due 03/15/2032*	10,000	9,798
HCA, Inc. Senior Sec. Bonds 4.63% due 03/15/2052*	10,000	10,081
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	13,112
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	20,000	17,608
Sutter Health Notes 3.36% due 08/15/2050	15,000	13,368
		68,822
Motion Pictures & Services — 0.2%
Magallanes, Inc. Company Guar. Notes 4.28% due 03/15/2032*	30,000	30,129
Magallanes, Inc. Company Guar. Bonds 5.14% due 03/15/2052*	110,000	112,568
		142,697

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	$65,000	$62,075
Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	89,000	81,774
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	10,000	9,419
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	10,000	9,265
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	10,000	10,052
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	40,000	39,010
		149,520
Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	30,750
ConocoPhillips Co. Company Guar. Notes 3.80% due 03/15/2052	5,000	5,085
ConocoPhillips Co. Company Guar. Notes 4.03% due 03/15/2062*	5,000	5,068
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	10,000	10,938
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	5,000	4,952
Hess Corp. Senior Notes 7.13% due 03/15/2033	9,000	11,107
Hess Corp. Senior Notes 7.30% due 08/15/2031	25,000	30,647
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	30,000	36,778
		135,325
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	20,000	17,044
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	10,000	8,632
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	4,485
Security Description	Principal Amount(8)	Value (Note 2)
Oil Companies-Integrated (continued)
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	$15,000	$13,388
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	30,528
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	27,033
		101,110
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	25,000	26,008
Oil-U.S. Royalty Trusts — 0.0%
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	33,000	33,614
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	55,000	51,409
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	10,000	10,183
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	22,599
		84,191
Pipelines — 0.4%
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	80,000	88,258
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	5,000	4,264
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	10,037
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	10,866
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	28,801
MPLX LP Senior Notes 1.75% due 03/01/2026	10,000	9,382
MPLX LP Senior Notes 4.95% due 03/14/2052	30,000	31,317
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,364

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	$15,000	$14,007
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	25,000	23,434
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	10,000	10,759
ONEOK, Inc. Company Guar. Notes 6.35% due 01/15/2031	5,000	5,783
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	26,147
Targa Resources Corp. Company Guar. Notes 4.20% due 02/01/2033	15,000	15,151
Transcontinental Gas Pipe Line Co., LLC Senior Notes 3.25% due 05/15/2030	10,000	9,767
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	30,964
		324,301
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	15,000	13,704
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,426
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	19,477
American Tower Corp. Senior Notes 3.65% due 03/15/2027	15,000	14,998
EPR Properties Senior Notes 3.60% due 11/15/2031	15,000	13,601
EPR Properties Senior Notes 3.75% due 08/15/2029	15,000	14,043
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	40,000	40,105
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	13,539
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	15,000	13,610
Security Description	Principal Amount(8)	Value (Note 2)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	$25,000	$24,247
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	21,011
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	10,763
Realty Income Corp. Senior Notes 2.85% due 12/15/2032	5,000	4,713
Realty Income Corp. Senior Notes 3.40% due 01/15/2028	5,000	4,994
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	39,376
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	50,010
		302,617
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	20,000	18,850
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	40,632
		59,482
Retail-Apparel/Shoe — 0.2%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	69,000	61,200
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	61,000	53,137
		114,337
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028	20,000	19,212
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	30,000	28,922
Lowe's Cos., Inc. Senior Notes 3.35% due 04/01/2027	5,000	5,034
Lowe's Cos., Inc. Senior Notes 3.75% due 04/01/2032	5,000	5,058
		39,014

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	$50,000	$46,562
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	45,000	43,349
		89,911
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	25,311
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	25,000	23,924
		49,235
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	4,667
Howard University Notes 2.80% due 10/01/2030	5,000	4,695
Howard University Notes 2.90% due 10/01/2031	40,000	37,030
		46,392
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	33,615
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	39,000	34,376
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	40,000	36,340
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	2,000	1,745
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	25,000	22,795
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,290
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	25,000	22,029
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	70,000	68,873
		225,063
Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	40,000	35,955
Security Description	Principal Amount(8)	Value (Note 2)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	$25,000	$24,693
BAT Capital Corp. Company Guar. Notes 4.74% due 03/16/2032	50,000	50,303
		110,951
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	119,000	112,455
Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	35,000	32,753
Union Pacific Corp. Senior Notes 2.80% due 02/14/2032	15,000	14,404
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	5,000	4,228
		51,385
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	30,000	29,572
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	25,000	25,272
		54,844
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	10,000	10,362
Total U.S. Corporate Bonds & Notes (cost $10,842,602)		10,279,637
FOREIGN CORPORATE BONDS & NOTES — 1.2%
Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 3.80% due 03/15/2032*	15,000	14,860
Rogers Communications, Inc. Company Guar. Notes 4.55% due 03/15/2052*	30,000	29,970
		44,830
Cruise Lines — 0.0%
Carnival Corp. Senior Sec. Notes 4.00% due 08/01/2028*	30,000	27,900
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	5,323

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	$25,000	$25,344
Enterprise Software/Service — 0.1%
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	50,000	47,500
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	150,000	135,239
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027	15,000	13,636
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	60,000	51,614
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030	5,000	4,372
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	10,000	8,294
		77,916
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	49,267
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	30,000	28,891
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	10,000	11,015
		39,906
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	45,000	45,647
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	23,825
		69,472
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	15,000	14,816
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	9,650
Security Description	Principal Amount(8)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	$30,000	$28,568
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	51,158
		104,192
Oil Companies-Integrated — 0.1%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	60,000	54,501
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	10,000	9,587
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	20,000	20,133
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	10,000	10,110
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041	10,000	8,987
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051	10,000	8,945
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	14,068
		126,331
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	85,000	80,540
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	50,000	51,462
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	8,000	8,496
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	11,005
		70,963
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	30,000	27,563
BAT International Finance PLC Company Guar. Notes 4.45% due 03/16/2028	50,000	50,190
		77,753
Total Foreign Corporate Bonds & Notes (cost $1,032,239)		982,476

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.9%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	$5,000	$5,275
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	16,401
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	45,000	49,061
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	9,979
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	70,000	69,603
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	70,000	69,878
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	65,000	61,745
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	30,000	32,328
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	80,000	91,535
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	19,000	25,357
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	80,000	82,730
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	85,000	100,405
State of California General Obligation Bonds 7.30% due 10/01/2039	15,000	21,112
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	33,091	33,681
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,198
Total Municipal Bonds & Notes (cost $663,146)		679,288
Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 17.2%
Federal Home Loan Mtg. Corp. — 0.5%
2.50% due 01/01/2028	$1,749	$1,734
2.50% due 04/01/2028	5,775	5,727
3.00% due 08/01/2027	1,804	1,821
3.50% due 03/01/2042	3,031	3,096
3.50% due 08/01/2042	11,199	11,441
3.50% due 09/01/2043	10,401	10,625
4.00% due 10/01/2043	10,200	10,605
4.50% due 01/01/2039	409	435
5.00% due 05/01/2034	6,839	7,359
5.50% due 07/01/2034	2,569	2,781
5.50% due 05/01/2037	953	1,048
6.00% due 08/01/2026	4,174	4,457
6.50% due 05/01/2029	464	500
7.50% due 08/01/2023	5	5
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	450	464
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(1)(5)(6)	174,620	7,662
Series K064, Class X1 0.60% due 03/25/2027(1)(5)(6)	299,755	7,653
Series K122, Class X1 0.88% due 11/25/2030(1)(5)(6)	99,814	6,075
Series K121, Class X1 1.03% due 10/25/2030(1)(5)(6)	111,116	7,722
Series K114, Class X1 1.12% due 06/25/2030(1)(5)(6)	204,448	15,344
Series K104, Class X1 1.12% due 01/25/2030(1)(5)(6)	167,844	11,959
Series K111, Class X1 1.57% due 05/25/2030(1)(5)(6)	99,660	10,321
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(1)	68,000	69,605
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(2)	13,535	13,779
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 2.11% (1 ML+1.65%) due 04/25/2043*(2)	7,401	7,382

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2019-HQA3, Class M2 2.31% (1 ML + 1.85%) due 09/25/2049*(2)	$24,823	$24,784
Series 2019-DNA3, Class M2 2.51% (1 ML + 2.05%) due 07/25/2049*(2)	26,937	26,937
Series 2019-HQA1, Class M2 2.81% (1 ML + 2.35%) due 02/25/2049*(2)	54,294	54,294
Series 2019-DNA2, Class M2 2.91% (1 ML+2.45%) due 03/25/2049*(2)	36,970	37,016
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(2)	13,622	13,503
Series 3964, Class MD 2.00% due 01/15/2041(2)	682	676
Series 4961, Class JB 2.50% due 12/15/2042(2)	28,787	27,971
Series 3883, Class PB 3.00% due 05/15/2041(2)	9,555	9,497
Series 1577, Class PK 6.50% due 09/15/2023(2)	210	215
		414,493
Federal National Mtg. Assoc. — 1.3%
2.50% due 02/01/2043	30,396	29,383
2.50% due 03/01/2043	66,657	64,427
2.64% due 03/01/2027	25,747	25,630
2.78% due 03/01/2027	58,423	58,528
2.97% due 06/01/2027	100,169	100,982
3.00% due 12/01/2027	5,483	5,541
3.00% due 01/01/2028	4,473	4,521
4.50% due 01/01/2039	1,091	1,162
4.50% due 06/01/2039	5,813	6,032
4.50% due 09/01/2039	2,434	2,592
4.50% due 05/01/2041	2,085	2,170
5.00% due 05/01/2035	908	983
5.00% due 07/01/2040	16,803	18,029
5.50% due 12/01/2029	747	795
5.50% due 06/01/2035	60,274	65,797
5.50% due 06/01/2036	28,275	30,938
5.50% due 08/01/2037	6,435	7,052
5.50% due 06/01/2038	3,393	3,716
6.00% due 12/01/2033	3,505	3,876
6.00% due 05/01/2034	2,794	3,103
6.00% due 08/01/2034	537	597
6.00% due 11/01/2038	683	763
7.00% due 06/01/2037	6,004	6,819
Federal National Mtg. Assoc. Series 415, Class A3 STRIPS 3.00% due 11/25/2042(2)	16,741	16,717
Federal National Mtg. Assoc. FRS 1.85% (12 ML+1.57%) due 05/01/2037	729	756
2.07% (12 ML+1.82%) due 10/01/2040	647	673
Security Description	Principal Amount(8)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.56% (1 ML +2.10%) due 06/25/2039*(2)	$673	$673
Series 2019-R03, Class 1M2 2.61% (1 ML+2.15%) due 09/25/2031*(2)	4,100	4,100
Series 2019-HRP1, Class M2 2.61% (1 ML+2.15%) due 11/25/2039*(2)	14,813	14,575
Series 2017-C01, Class 1M2 4.01% (1 ML+3.55%) due 07/25/2029(2)	18,031	18,355
Series 2016-C07, Class 2M2 4.81% (1 ML+4.35%) due 05/25/2029(2)	31,748	33,079
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	19,574	19,065
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	27,581	26,645
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	12,720	12,571
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,209	1,200
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	6,598	6,369
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	11,158	10,739
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	10,044	9,870
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	14,686	14,377
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	53,666	52,159
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	15,920	15,959
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	8,341	8,371
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	7,042	6,979
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	22,212	21,831
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	31,424	31,239
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	8,719	8,788
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	11,450	11,518
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	1,138	1,140
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	10,417	10,360
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	19,241	19,149

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	$19,165	$19,166
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	23,205	23,599
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	13,341	13,343
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	12,293	12,235
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	9,208	9,171
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	16,944	16,935
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	20,824	21,022
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	17,044	17,349
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	11,919	12,019
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.20% due 06/25/2034(1)(5)(6)	361,711	37,178
		1,002,710
Government National Mtg. Assoc. — 3.5%
2.00% due April 30 TBA	50,000	47,562
2.50% due April 30 TBA	175,000	169,914
2.50% due May 30 TBA	175,000	169,538
3.00% due April 30 TBA	475,000	469,891
3.00% due May 30 TBA	450,000	443,999
3.50% due April 30 TBA	1,200,000	1,207,523
4.00% due 07/15/2041	10,158	10,620
4.00% due 08/15/2041	3,211	3,401
4.00% due 10/15/2041	3,812	3,965
4.00% due April 30 TBA	75,000	76,529
4.50% due 06/15/2041	36,362	39,050
6.00% due 11/15/2028	6,715	7,225
7.00% due 07/15/2033	2,848	3,097
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	14,555	14,490
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	6,573	6,578
Series 2013-37, Class LG 2.00% due 01/20/2042(2)	12,642	12,556
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	221	236
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	2,215	2,407
		2,688,581
Uniform Mtg. Backed Securities — 11.9%
1.50% due April 15 TBA	425,000	402,986
2.00% due April 15 TBA	450,000	437,098
2.00% due April 30 TBA	1,845,000	1,713,453
2.00% due June 30 TBA	905,000	837,052
Security Description	Principal Amount(8)		Value (Note 2)
Uniform Mtg. Backed Securities (continued)
2.50% due April 30 TBA		$1,850,000	$1,767,328
2.50% due May 30 TBA		1,825,000	1,739,327
3.00% due April 30 TBA		1,050,000	1,028,205
3.50% due April 30 TBA		600,000	601,512
4.00% due April 30 TBA		625,000	638,477
			9,165,438
Total U.S. Government Agencies (cost $13,441,137)			13,271,222
U.S. GOVERNMENT TREASURIES — 9.1%
United States Treasury Bonds — 5.5%
0.13% due 02/15/2051 TIPS(9)		26,990	28,093
0.88% due 02/15/2047 TIPS(9)		151,369	183,583
1.00% due 02/15/2048 TIPS(9)		28,495	35,818
1.25% due 05/15/2050		591,000	441,680
1.38% due 08/15/2050		190,000	146,552
2.25% due 08/15/2046		50,000	46,861
2.38% due 11/15/2049		185,000	181,033
2.50% due 02/15/2045		5,000	4,883
2.88% due 08/15/2045		370,000	386,578
3.13% due 08/15/2044		600,000	649,711
3.38% due 05/15/2044(11)		1,370,000	1,540,715
3.63% due 08/15/2043		75,000	87,146
3.63% due 02/15/2044		291,000	338,947
3.75% due 11/15/2043		140,000	165,801
			4,237,401
United States Treasury Notes — 3.6%
0.63% due 05/15/2030		1,105,000	963,897
0.63% due 08/15/2030		1,225,000	1,064,937
0.75% due 07/15/2028 TIPS(9)		89,579	98,185
1.38% due 11/15/2031		405,000	371,777
2.75% due 02/15/2028		320,000	325,325
			2,824,121
Total U.S. Government Treasuries (cost $7,543,515)			7,061,522
FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Sovereign — 2.8%
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	100,000	94,500
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	140,252
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	786,000	155,236
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	125,000	131,077
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	65,000	54,622

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares/ Principal Amount(8)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Romania Notes 2.75% due 04/14/2041	EUR	25,000	$21,118
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	25,000	23,884
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	45,552
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	96,573
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	100,000	101,942
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	100,000	90,049
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	82,013
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	192,008
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	103,711
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	96,239
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	100,000	107,607
Republic of Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	98,312
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	100,000	93,893
Russian Federation Bonds 5.90% due 03/12/2031†(4)(10)	RUB	10,545,000	3,894
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	121,090
United Mexican States Senior Bonds 4.75% due 03/08/2044		78,000	76,816
United Mexican States Bonds 7.75% due 05/29/2031	MXN	5,109,700	247,512
Total Foreign Government Obligations (cost $2,736,118)			2,177,900
OPTIONS — PURCHASED†(12) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $116,488)		22,675,463	10,725
Security Description	Shares/ Principal Amount(8)	Value (Note 2)
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(4)	$4	$14
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	52
Total Escrows And Litigation Trusts (cost $0)		66
Total Long-Term Investment Securities (cost $90,717,658)		86,841,348
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class 0.17%(13) (cost $824,042)	824,042	824,042
REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(14)	325,000	325,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	260,000	260,000
BNP Paribas SA Joint Repurchase Agreement(14)	225,000	225,000
Deutsche Bank AG Joint Repurchase Agreement(14)	350,000	350,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	340,000	340,000
Total Repurchase Agreements (cost $1,500,000)		1,500,000
TOTAL INVESTMENTS (cost $93,041,700)(15)	115.4%	89,165,390
Liabilities in excess of other assets	(15.4)	(11,893,006)
NET ASSETS	100.0%	$77,272,384

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $10,794,194 representing 14.0% of net assets.

(1)  Commercial Mortgage Backed Security

(2)  Collateralized Mortgage Obligation

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2022.

(4)  Securities classified as Level 3 (see Note 2).

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Interest Only

(7)  Collateralized Loan Obligation

(8)  Denominated in United States dollars unless otherwise indicated.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

(9)  Principal amount of security is adjusted for inflation.

(10)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount		Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation Bonds 5.90% due 03/12/2031	05/27/2021	RUB	10,545,000	$132,082	$3,894	$0	0.00%

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount(000's)	Premiums Paid	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	November 2022	CNY 7.27	$8,050	$38,643	$7,687	$(30,956)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY 7.28	8,387	39,076	2,030	(37,046)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY 7.38	2,422	12,851	523	(12,328)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY 7.31	3,816	25,918	485	(25,433)
					$116,488	$10,725	$(105,763)

CNY — Chinese Yuan

USD — United States Dollar

(13)  The rate shown is the 7-day yield as of March 31, 2022.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Short	Euro-Bund	June 2022	$1,275,318	$1,228,623	$46,695
2	Short	Euro-BUXL 30 Year Bonds	June 2022	442,123	411,967	30,156
5	Short	U.S. Treasury 10 Year Ultra Notes	June 2022	697,631	677,343	20,288
14	Short	U.S. Treasury Long Bonds	June 2022	2,156,877	2,100,875	56,002
7	Short	U.S. Treasury Ultra Bonds	June 2022	1,277,908	1,239,875	38,033
						$191,174
						Unrealized (Depreciation)
3	Long	E-Mini Russell 2000 Index	June 2022	$310,151	$309,960	$(191)
12	Short	U.S. Treasury 10 Year Notes	June 2022	1,472,688	1,474,500	(1,812)
2	Long	U.S. Treasury 2 Year Notes	June 2022	428,312	423,843	(4,469)
6	Long	U.S. Treasury 5 Year Notes	June 2022	691,594	688,125	(3,469)
						$(9,941)
Net Unrealized Appreciation (Depreciation)						$181,233

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	MXN	3,680,000	USD	173,341	06/15/2022	$—	$(9,329)
Deutsche Bank AG	EUR	1,286,000	USD	1,441,117	06/15/2022	14,638	—
Goldman Sachs International	BRL	740,000	USD	142,675	06/15/2022	—	(9,611)
Morgan Stanley & Co., Inc.	EUR	56,000	USD	61,592	06/15/2022	—	(526)
Natwest Markets PLC	USD	44,950	EUR	41,000	06/15/2022	528	—
Standard Chartered Bank	USD	27,750	EUR	25,000	06/15/2022	—	(19)
Unrealized Appreciation (Depreciation)						$15,166	$(19,485)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$43,280,274	$709,230	**	$—	$43,989,504
Asset Backed Securities	—	8,389,008		—	8,389,008
U.S. Corporate Bonds & Notes	—	10,279,637		—	10,279,637
Foreign Corporate Bonds & Notes	—	982,476		—	982,476
Municipal Bonds & Notes	—	679,288		—	679,288
U.S. Government Agencies	—	13,271,222		—	13,271,222
U.S. Government Treasuries	—	7,061,522		—	7,061,522
Foreign Government Obligations	—	2,174,006		3,894	2,177,900
Options - Purchased	—	10,725		—	10,725
Escrows and Litigation Trusts	—	52		14	66
Short-Term Investment Securities		824,042			824,042
Repurchase Agreement	—	1,500,000		—	1,500,000
Total Investments at Value	$44,104,316	$45,057,166		$3,908	$89,165,390
Other Financial Instruments:†
Futures Contracts	$191,174	$—		$—	$191,174
Forward Foreign Currency Contracts	—	15,166		—	15,166
Total Other Financial Instruments	$191,174	$15,166		$—	$206,340
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$9,941	$—		$—	$9,941
Forward Foreign Currency Contracts	—	19,485		—	19,485
	$9,941	$19,485		$—	$29,426

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	20.3%
Diversified Financial Services	18.5
United States Treasury Bonds	9.8
Government National Mtg. Assoc.	6.7
Computer Software	6.5
E-Commerce/Services	5.0
Sovereign	4.6
United States Treasury Notes	3.4
Diversified Banking Institutions	3.4
Repurchase Agreements	3.0
Enterprise Software/Service	2.9
Federal National Mtg. Assoc.	2.7
Entertainment Software	2.5
Commercial Services-Finance	2.0
Medical-Biomedical/Gene	1.8
Semiconductor Equipment	1.8
Internet Application Software	1.8
Internet Content-Entertainment	1.8
E-Commerce/Products	1.8
Electric-Integrated	1.7
Advertising Services	1.7
Municipal Bonds & Notes	1.7
Federal Home Loan Mtg. Corp.	1.2
Cable/Satellite TV	1.0
Internet Content-Information/News	0.9
Finance-Other Services	0.8
Communications Software	0.8
Registered Investment Companies	0.8
Pipelines	0.7
Real Estate Investment Trusts	0.7
Electronic Components-Semiconductors	0.7
Banks-Super Regional	0.6
Medical-Drugs	0.5
Oil Companies-Exploration & Production	0.5
Oil Companies-Integrated	0.5
Medical Instruments	0.5
Telephone-Integrated	0.4
Medical-HMO	0.4
Building & Construction Products-Misc.	0.4
Tobacco	0.4
Insurance-Life/Health	0.4
Finance-Credit Card	0.3
Cellular Telecom	0.3
Broadcast Services/Program	0.3
Computer Services	0.3
Office Automation & Equipment	0.3
Applications Software	0.3
Motion Pictures & Services	0.3
Apparel Manufacturers	0.3
Hazardous Waste Disposal	0.3
Aerospace/Defense	0.3
Insurance Brokers	0.3
Containers-Metal/Glass	0.3
Retail-Restaurants	0.3
Retail-Apparel/Shoe	0.3
Funeral Services & Related Items	0.2
Transactional Software	0.2
Computers	0.2
Medical Products	0.2
Auto-Cars/Light Trucks	0.2
Brewery	0.2%
Retail-Pawn Shops	0.2
Building-Residential/Commercial	0.2
Pharmacy Services	0.2
Semiconductor Components-Integrated Circuits	0.2
Diagnostic Kits	0.2
Medical-Hospitals	0.2
Food-Misc./Diversified	0.2
Internet Security	0.2
Electric-Distribution	0.2
Rental Auto/Equipment	0.2
Networking Products	0.1
Advertising Sales	0.1
Investment Companies	0.1
Consulting Services	0.1
Music	0.1
Trucking/Leasing	0.1
Gas-Distribution	0.1
Banks-Fiduciary	0.1
Chemicals-Diversified	0.1
Data Processing/Management	0.1
Transport-Rail	0.1
Diagnostic Equipment	0.1
Containers-Paper/Plastic	0.1
Schools	0.1
Finance-Consumer Loans	0.1
Aerospace/Defense-Equipment	0.1
Metal-Iron	0.1
Retail-Building Products	0.1
Commercial Services	0.1
Insurance-Mutual	0.1
Disposable Medical Products	0.1
Electronic Components-Misc.	0.1
Food-Confectionery	0.1
Oil-U.S. Royalty Trusts	0.1
Electric-Transmission	0.1
Machinery-General Industrial	0.1
Cruise Lines	0.1
Independent Power Producers	0.1
Oil Refining & Marketing	0.1
127.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Credit Quality†#
Aaa	54.4%
Aa	0.8
A	7.6
Baa	13.0
Ba	7.6
B	1.3
Caa	0.5
Ca	0.2
Not Rated##	14.6
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.2%
Advertising Services — 1.7%
Trade Desk, Inc., Class A†	11,561	$800,599
Commercial Services-Finance — 1.8%
Adyen NV†*	174	343,749
Block, Inc., Class A†	3,758	509,585
		853,334
Communications Software — 0.8%
Zoom Video Communications, Inc., Class A†	3,294	386,156
Computer Software — 6.5%
Cloudflare, Inc., Class A†	4,323	517,463
Datadog, Inc., Class A†	4,933	747,201
Snowflake, Inc., Class A†	3,877	888,337
Twilio, Inc., Class A†	1,160	191,180
ZoomInfo Technologies, Inc.†	12,073	721,241
		3,065,422
E-Commerce/Products — 1.8%
Chewy, Inc., Class A†	9,672	394,424
Farfetch, Ltd., Class A†	10,132	153,196
Wayfair, Inc., Class A†	2,505	277,504
		825,124
E-Commerce/Services — 4.7%
Airbnb, Inc., Class A†	4,237	727,747
Match Group, Inc.†	1,464	159,195
MercadoLibre, Inc.†	274	325,918
Uber Technologies, Inc.†	27,971	998,005
		2,210,865
Enterprise Software/Service — 2.4%
Coupa Software, Inc.†	3,504	356,112
Veeva Systems, Inc., Class A†	3,675	780,790
		1,136,902
Entertainment Software — 2.5%
ROBLOX Corp., Class A†	12,459	576,104
Unity Software, Inc.†	5,986	593,871
		1,169,975
Finance-Other Services — 0.5%
Coinbase Global, Inc., Class A†	1,291	245,109
Internet Application Software — 1.8%
Okta, Inc.†	1,167	176,170
Shopify, Inc., Class A†	986	666,497
		842,667
Internet Content-Entertainment — 1.8%
Snap, Inc., Class A†	6,665	239,873
Spotify Technology SA†	1,662	250,995
Twitter, Inc.†	8,962	346,740
		837,608
Internet Content-Information/News — 0.9%
IAC/InterActiveCorp†	3,545	355,493
Vimeo, Inc.†	3,834	45,548
		401,041
Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	719	216,908
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Medical-Biomedical/Gene — 1.7%
Illumina, Inc.†	465	$162,471
Royalty Pharma PLC, Class A	16,955	660,567
		823,038
Semiconductor Equipment — 1.8%
ASML Holding NV	1,270	848,270
Total Common Stocks (cost $16,808,810)		14,663,018
ASSET BACKED SECURITIES — 18.5%
Diversified Financial Services — 18.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(2)	$120,000	120,537
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(7)	84,331	80,659
510 Asset Backed Trust Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(7)	81,298	77,805
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	26,579	26,673
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	39,831
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	37,123	36,646
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	28,203	26,904
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(3)(4)	27,433	26,972
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(3)(4)	54,135	51,111
Angel Oak Mtg. Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(4)	46,129	43,204
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(3)(4)	3,626	3,623
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% (1 ML+1.58%) due 10/25/2034	11,104	11,530
Atrium XII FRS Series 12A, Class AR 1.09% (3 ML+0.83%) due 04/22/2027*(5)	223,497	222,413
BANK VRS Series 2017-BNK8, Class XA 0.72% due 11/15/2050(2)(4)(6)	979,998	32,300
BANK VRS Series 2019-BN20, Class XA 0.85% due 09/15/2062(2)(4)(6)	988,524	48,854

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	$43,529	$43,250
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	27,994	27,579
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	26,035	25,867
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	26,502	26,374
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(4)	27,303	27,100
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	35,758	35,376
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.25% (1 ML+0.85%) due 08/15/2036*(2)	152,000	150,469
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.83% due 02/25/2036(3)(4)	41,352	37,963
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.49% due 01/15/2051(2)(4)(6)	202,603	4,535
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(2)(4)(6)	354,354	7,333
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.64% due 01/15/2052(2)(4)(6)	962,045	31,379
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(2)(4)(6)	337,043	19,558
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(2)(4)(6)	163,590	16,979
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(2)(4)(6)	99,761	9,504
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.35% (3 ML + 1.10%) due 04/20/2034*(5)	250,000	248,198
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	16,728	16,784
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.77% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	$17,513	$17,251
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(3)(4)	42,827	39,418
COLT Mtg. Loan Trust VRS Series 2021-HX1, Class A1 1.11% due 10/25/2066*(3)(4)	89,067	82,865
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(2)	125,105	124,789
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	65,000	65,895
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)	140,000	141,267
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(2)	141,614	140,867
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(2)	150,000	151,736
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(2)	195,000	197,059
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	21,709	14,621
Credit Suisse Mtg. Capital Certs. VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(3)(4)	67,952	64,524
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.74% due 06/15/2057(2)(4)(6)	1,091,676	19,306
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(2)	75,514	75,448
CSMC Trust VRS Series 2022-NQM1, Class A1 2.27% due 11/25/2066*(3)(4)	97,927	94,230
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(4)	29,318	28,504
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(2)(4)(6)	100,752	8,534
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(2)	125,000	123,007
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(2)	68,745	68,483

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	$49,625	$46,123
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	49,000	47,072
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,050	58,325
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	34,972
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	84,699
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	24,903
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.22% due 05/25/2035(3)(4)	30,606	30,556
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(3)(4)	71,576	67,704
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	125,000	124,808
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	30,445	31,841
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.67% due 02/13/2053(2)(4)(6)	996,835	40,192
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	97,000	95,435
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.32% due 07/10/2051(2)(4)(6)	1,185,711	22,531
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(2)	140,000	141,465
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(2)	100,000	99,956
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.52% due 04/25/2036(3)(4)	3,832	2,885
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.74% due 03/25/2047(3)(4)	11,443	8,538
Home Re, Ltd. FRS Series 2018-1, Class M1 2.06% (1 ML + 1.60%) due 10/25/2028*(3)	17,756	17,726
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.00% (1 ML+0.54%) due 05/25/2035(3)	$24,451	$23,666
Imperial Fund Mtg. Trust Series 2022-NQM2, Class A1 3.64% due 03/25/2067*(3)(7)	100,000	98,894
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(2)	25,000	24,281
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(2)	68,000	68,873
KKR CLO, Ltd. FRS Series 22A, Class A 1.40% (3 ML+0.00%) due 07/20/2031*(5)	250,000	248,772
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(3)(7)	67,806	67,668
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(3)(7)	78,529	78,174
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 2.73% (1 ML+1.50%) due 04/01/2024*(3)	49,586	49,280
LSTAR Securities Investment Trust Series 2021-1, Class A FRS 2.03% (1 ML+1.80%) due 02/01/2026*(3)	51,044	50,625
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.73% (1 ML + 1.50%) due 05/01/2024*(3)	45,862	45,182
Madison Park Funding XXXVIII, Ltd. Series 2021-38A, Class A FRS 1.36% (3 ML + 1.12%) due 07/17/2034*(5)	250,000	247,882
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.46% due 12/25/2034(3)(4)	7,188	7,416
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.81% due 02/25/2035(3)(4)	6,679	6,677
MFRA Trust VRS Series 2021-NQM2, Class A1 1.03% due 11/25/2064*(3)(4)	69,271	65,528
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(3)(4)	46,500	45,692
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 0.96% due 12/15/2047(2)(4)(6)	216,648	4,244

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.34% due 06/15/2050(2)(4)(6)	$104,933	$4,905
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	21,117	11,489
MortgageIT Trust FRS Series 2005-4, Class A1 1.02% (1 ML+0.28%) due 10/25/2035(3)	32,605	31,670
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(3)(4)	40,417	40,774
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.21% (1 ML + 0.75%) due 01/25/2048*(3)	44,582	44,293
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.96% (1 ML+1.50%) due 06/25/2057*(3)	31,862	32,123
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(3)(4)	21,361	21,231
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(3)(4)	44,189	44,026
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(4)	35,240	35,251
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(4)	32,812	33,112
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	58,161	58,321
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(4)	60,137	60,329
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	47,537	47,709
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(4)	32,096	32,169
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(4)	$53,905	$54,249
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(3)(4)	86,879	81,622
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	8,390	8,135
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.86% (1 ML + 1.40%) due 07/25/2029*(3)	7,561	7,561
OBX Trust VRS Series 2022-NQM1, Class A1 2.31% due 11/25/2061*(3)(4)	95,327	92,206
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.56% (1 ML+0.10%) due 02/25/2037	28,814	17,155
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.35% (3 ML+1.05%) due 04/30/2027*(5)	32,275	32,260
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(7)	87,099	82,973
Pretium Mtg. Credit Partners LLC Series 2022-NPL1, Class A1 2.98% due 01/25/2052*(7)	96,155	93,049
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(3)(7)	91,205	86,461
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(3)(7)	83,401	79,684
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(3)(7)	84,298	80,234
PRPM LLC Series 2021-9, Class A1 2.36% due 10/25/2026*(3)(7)	87,839	83,964
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.59% (1 ML+0.13%) due 05/25/2037	62,618	50,382
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(2)	95,000	92,266
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(3)(4)	62,339	58,872
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.33% (3 ML+1.07%) due 04/25/2034*(5)	250,000	248,196

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.96% (1 ML+0.25%) due 11/25/2036	$181,808	$175,497
Starwood Mtg. Residential Trust VRS Series 2021-3, Class A1 1.13% due 06/25/2056*(3)(4)	69,968	66,328
Starwood Mtg. Residential Trust VRS Series 2021-6, Class A1 1.92% due 11/25/2066*(3)(4)	97,067	91,518
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	23,585
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(3)(7)	100,000	94,644
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)(4)	32,238	32,238
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)(4)	13,020	13,028
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(3)(4)	47,788	47,331
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(3)(4)	96,394	93,784
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(2)	80,000	80,209
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.37% (3 ML+1.13%) due 04/15/2034*(5)	100,000	98,503
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.48% (3 ML+1.24%) due 04/15/2034*(5)	100,000	99,386
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(3)(4)	48,041	47,046
Verus Securitization Trust VRS Series 2021-7, Class A1 1.83% due 10/25/2066*(3)(4)	92,286	87,216
VOLT LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(7)	73,823	71,393
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(7)	72,554	69,707
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(7)	73,456	70,196
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(2)(4)(6)	$549,566	$14,814
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(2)	105,000	105,835
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(2)(4)	10,000	9,507
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.60% due 10/25/2036(3)(4)	10,548	10,254
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	84,363	75,214
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	47,875	47,370
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	29,068
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	60,100
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	145,280	146,535
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(2)	55,111	56,009
Total Asset Backed Securities (cost $8,917,340)		8,710,685
U.S. CORPORATE BONDS & NOTES — 22.1%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031	10,000	9,181
Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028	20,000	18,991
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	39,700
		67,872
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	15,818
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	42,663

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	$20,000	$23,295
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	10,000	9,202
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,027
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	25,805
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	16,282
		135,092
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	40,577
Apparel Manufacturers — 0.3%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	40,300
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	100,000	101,476
		141,776
Applications Software — 0.3%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	70,000	70,350
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	27,000	25,187
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	50,000	50,590
		146,127
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	20,000	17,833
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	85,000	77,792
		95,625
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.05% due 01/26/2027	65,000	62,719
Banks-Super Regional — 0.6%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	115,000	106,563
Security Description	Principal Amount(13)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	$135,000	$133,306
Wells Fargo & Co. Senior Notes 3.35% due 03/02/2033	35,000	34,029
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	11,959
		285,857
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	38,116
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	16,256
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	20,000	23,375
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	13,000	12,538
		90,285
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	21,164
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	35,000	35,386
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	20,000	20,011
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	35,000	30,181
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	15,000	15,596
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	35,000	36,587
		158,925
Building & Construction Products-Misc. — 0.4%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	55,000	54,406
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	30,669
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	75,000	69,000

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	$40,000	$38,350
		192,425
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	44,000	46,861
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	40,000	41,200
		88,061
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	85,000	79,755
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	65,000	55,568
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.40% due 04/01/2033	35,000	34,902
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	5,000	4,747
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	30,000	29,782
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	15,000	17,091
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	11,000	8,995
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	4,807
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	28,462
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	4,691
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	30,000	30,178
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	$5,000	$5,401
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	22,591
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	80,000	75,638
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	23,145
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	48,402
		474,155
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	18,866
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	60,000	54,896
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	45,000	45,347
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	15,203
		115,446
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	60,000	61,432
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	20,000	17,877
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	5,293
Commercial Services — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	35,000	34,913
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	10,000	9,400
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	35,000	33,259

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
S&P Global, Inc. Senior Notes 2.45% due 03/01/2027*	$10,000	$9,740
S&P Global, Inc. Company Guar. Notes 2.70% due 03/01/2029*	15,000	14,568
S&P Global, Inc. Company Guar. Notes 2.90% due 03/01/2032*	15,000	14,551
		81,518
Computer Services — 0.3%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	105,000	101,498
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	10,000	9,764
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	30,000	25,287
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	19,995
		156,544
Computers — 0.2%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	40,000	36,607
Apple, Inc. Senior Notes 2.20% due 09/11/2029	30,000	28,595
Apple, Inc. Senior Notes 2.65% due 02/08/2051	25,000	21,551
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	14,893
		101,646
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	14,063
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	30,000	28,087
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	24,995
		67,145
Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	125,000	126,406
Security Description	Principal Amount(13)	Value (Note 2)
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	$50,000	$50,500
Data Processing/Management — 0.1%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	60,000	58,087
Diagnostic Equipment — 0.1%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	55,000	54,313
Diagnostic Kits — 0.2%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	75,000	75,938
Disposable Medical Products — 0.1%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	30,000	30,476
Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	25,000	24,586
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	20,000	18,176
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	45,000	41,701
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	30,000	30,046
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	90,000	92,769
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	5,435
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	59,402
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	35,000	33,320
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	70,000	62,810
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	34,772
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	135,428
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	25,000	25,316

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	$10,000	$10,331
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	12,996
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	50,000	44,292
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	100,000	90,899
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	5,000	4,546
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	85,104
Goldman Sachs Group, Inc. Senior Notes 3.10% due 02/24/2033	10,000	9,427
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	20,000	20,180
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	14,000	17,645
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	45,000	41,125
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	20,000	18,326
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	35,000	32,754
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	13,569
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	4,425
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	35,000	31,872
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	60,000	60,226
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	30,000	29,912
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	95,000	95,464
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	40,475
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	$60,000	$61,314
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,166
Morgan Stanley Senior Notes 1.59% due 05/04/2027	70,000	65,119
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	60,204
Morgan Stanley Senior Notes 1.93% due 04/28/2032	15,000	12,967
Morgan Stanley Senior Notes 2.24% due 07/21/2032	30,000	26,668
Morgan Stanley Senior Notes 2.48% due 01/21/2028	35,000	33,445
Morgan Stanley Senior Notes 2.51% due 10/20/2032	5,000	4,507
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	29,780
Morgan Stanley Senior Notes 3.59% due 07/22/2028	50,000	50,270
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,521
		1,602,290
E-Commerce/Services — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	117,000	117,585
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	19,775
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,309
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	29,977
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	9,816
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	4,957
		69,834

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 1.7%
AES Corp. Senior Notes 3.30% due 07/15/2025*	$25,000	$24,527
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	23,307
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	10,000	10,162
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	19,116
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	20,000	17,673
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	15,000	14,083
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	20,000	18,289
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	20,000	16,915
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	14,533
Duke Energy Progress LLC 1st Mtg. Notes 4.00% due 04/01/2052	10,000	10,594
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	35,000	37,102
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	17,878
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,586
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	14,758
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	20,000	19,129
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	40,825
Exelon Corp. Senior Bonds 4.10% due 03/15/2052*	5,000	5,076
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,675
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	22,187
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated (continued)
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	$30,000	$30,362
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	30,102
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	20,000	18,627
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	15,000	13,768
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	4,000	3,961
Pacific Gas & Electric Co. 1st Mtg. 4.40% due 03/01/2032	10,000	9,832
Pacific Gas & Electric Co. 1st Mtg. 5.25% due 03/01/2052	10,000	10,031
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	45,000	38,795
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	60,000	56,487
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,168
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,251
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	25,081
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	19,964
Southern California Edison Co. 1st Mtg. 2.75% due 02/01/2032	25,000	23,206
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	14,276
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	9,604
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	4,921
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,056
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	30,005

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	$115,000	$106,599
		801,511
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	30,000	28,424
Electronic Components-Semiconductors — 0.7%
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	25,000	23,373
Broadcom, Inc. Senior Notes 4.00% due 04/15/2029*	110,000	109,946
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	15,000	15,242
Intel Corp. Senior Bonds 3.05% due 08/12/2051	15,000	13,356
Intel Corp. Senior Notes 3.10% due 02/15/2060	10,000	8,587
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	30,000	27,634
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	30,000	27,734
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	55,000	54,845
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	25,000	25,097
		305,814
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	20,000	18,300
Oracle Corp. Senior Notes 3.60% due 04/01/2040	11,000	9,551
Oracle Corp. Senior Notes 3.60% due 04/01/2050	20,000	16,589
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	57,413
Oracle Corp. Senior Notes 3.95% due 03/25/2051	20,000	17,475
Oracle Corp. Senior Notes 4.00% due 07/15/2046	20,000	17,739
Security Description	Principal Amount(13)	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 4.00% due 11/15/2047	$20,000	$17,679
Oracle Corp. Senior Notes 4.10% due 03/25/2061	20,000	17,040
		171,786
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	31,000	32,156
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	10,000	10,250
		42,406
Finance-Credit Card — 0.3%
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	115,000	106,260
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	40,651
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	13,716
		160,627
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	160,000	160,638
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 2.63% due 03/17/2027	15,000	14,658
Mondelez International, Inc. Senior Notes 3.00% due 03/17/2032	15,000	14,468
		29,126
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,282
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	15,000	15,893
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	5,738
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	39,984
		71,897

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	$55,000	$49,548
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	63,091
		112,639
Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	24,958
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	40,000	39,673
		64,631
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	90,000	89,775
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	50,187
		139,962
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	30,000	27,695
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,056
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 2.85% due 05/28/2027	15,000	14,697
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 3.90% due 02/28/2052	10,000	9,861
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,204
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	20,433
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	10,989
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,130
		131,370
Security Description	Principal Amount(13)	Value (Note 2)
Insurance-Life/Health — 0.4%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	$45,000	$39,717
Athene Global Funding Secured Notes 2.72% due 01/07/2029*	50,000	45,993
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	40,000	43,854
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	60,000	54,063
Unum Group Senior Notes 4.13% due 06/15/2051	5,000	4,363
		187,990
Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	20,000	19,417
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	14,532
		33,949
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	70,000
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc. Senior Notes 2.55% due 10/13/2026	75,000	67,724
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	30,000	28,041
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	19,220
Medical Products — 0.2%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	105,000	95,894
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 3.35% due 02/22/2032	10,000	9,908
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,002
		11,910

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	$20,000	$19,748
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	10,000	10,646
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	45,000	41,542
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	51,005
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	25,000	20,739
Bristol-Myers Squibb Co. Senior Notes 2.95% due 03/15/2032	10,000	9,784
Bristol-Myers Squibb Co. Senior Notes 3.55% due 03/15/2042	45,000	44,497
		197,961
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,295
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	28,200
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	80,960
Humana, Inc. Senior Notes 2.15% due 02/03/2032	20,000	17,526
Humana, Inc. Senior Notes 3.70% due 03/23/2029	30,000	30,122
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	25,000	22,472
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	5,000	4,964
		201,539
Medical-Hospitals — 0.2%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	4,855
HCA, Inc. Senior Sec. Notes 3.63% due 03/15/2032*	10,000	9,798
HCA, Inc. Senior Sec. Bonds 4.63% due 03/15/2052*	10,000	10,081
Security Description	Principal Amount(13)	Value (Note 2)
Medical-Hospitals (continued)
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	$15,000	$13,111
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	20,000	17,608
Sutter Health Notes 3.36% due 08/15/2050	20,000	17,825
		73,278
Motion Pictures & Services — 0.3%
Magallanes, Inc. Company Guar. Notes 4.28% due 03/15/2032*	30,000	30,129
Magallanes, Inc. Company Guar. Bonds 5.14% due 03/15/2052*	110,000	112,568
		142,697
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	70,000	66,850
Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	96,000	88,206
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	10,000	9,419
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	10,000	9,264
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	15,000	15,079
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	30,000	29,258
		151,226
Oil Companies-Exploration & Production — 0.3%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	30,750
ConocoPhillips Co. Company Guar. Notes 3.80% due 03/15/2052	5,000	5,085
ConocoPhillips Co. Company Guar. Notes 4.03% due 03/15/2062*	5,000	5,068
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	10,000	10,938
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	5,000	4,952

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 7.13% due 03/15/2033	$3,000	$3,702
Hess Corp. Senior Notes 7.30% due 08/15/2031	30,000	36,777
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	30,000	36,778
		134,050
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	20,000	17,044
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	10,000	8,632
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	10,000	8,970
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	13,388
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	30,528
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	30,000	32,439
		111,001
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	25,000	26,008
Oil-U.S. Royalty Trusts — 0.1%
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	28,000	28,521
Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	55,000	51,409
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	10,000	10,183
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	22,599
		84,191
Pipelines — 0.7%
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	10,000	10,101
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	$70,000	$77,226
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	5,000	4,264
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	10,037
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	10,867
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	35,000	33,601
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	4,691
MPLX LP Senior Notes 4.95% due 03/14/2052	35,000	36,536
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,364
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	14,007
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	25,000	23,434
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	10,000	10,759
ONEOK, Inc. Company Guar. Notes 6.35% due 01/15/2031	5,000	5,783
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	26,147
Targa Resources Corp. Company Guar. Notes 4.20% due 02/01/2033	15,000	15,151
Transcontinental Gas Pipe Line Co., LLC Senior Notes 3.25% due 05/15/2030	10,000	9,767
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	30,964
		328,699
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	15,000	13,704
American Tower Corp. Senior Notes 1.50% due 01/31/2028	10,000	8,852

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 2.40% due 03/15/2025	$10,000	$9,738
American Tower Corp. Senior Notes 3.65% due 03/15/2027	15,000	14,998
EPR Properties Senior Notes 3.60% due 11/15/2031	15,000	13,601
EPR Properties Senior Notes 3.75% due 08/15/2029	15,000	14,043
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	40,000	40,105
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	13,539
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	15,000	13,610
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	20,000	19,398
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	21,011
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	15,000	16,144
Realty Income Corp. Senior Notes 2.85% due 12/15/2032	5,000	4,712
Realty Income Corp. Senior Notes 3.40% due 01/15/2028	10,000	9,989
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	39,376
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	60,012
		312,832
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	28,275
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	40,632
		68,907
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Apparel/Shoe — 0.3%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	$70,000	$62,087
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	65,000	56,622
		118,709
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028	20,000	19,212
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	30,000	28,922
Lowe's Cos., Inc. Senior Notes 3.35% due 04/01/2027	5,000	5,034
Lowe's Cos., Inc. Senior Notes 3.75% due 04/01/2032	5,000	5,058
		39,014
Retail-Pawn Shops — 0.2%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	55,000	51,219
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	40,000	38,532
		89,751
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	15,000	15,187
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	25,000	23,923
		39,110
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	10,000	9,334
Howard University Notes 2.80% due 10/01/2030	5,000	4,695
Howard University Notes 2.90% due 10/01/2031	25,000	23,144
Howard University Notes 3.48% due 10/01/2041	10,000	8,969
		46,142

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	$40,000	$33,615
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	46,000	40,546
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	30,000	27,255
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	2,000	1,745
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	25,000	22,795
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	10,581
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	35,000	30,841
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	34,436
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	6,000	6,322
		208,136
Tobacco — 0.2%
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	45,000	40,450
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	20,000	19,755
BAT Capital Corp. Company Guar. Notes 4.74% due 03/16/2032	50,000	50,302
		110,507
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	119,000	112,455
Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	45,000	42,111
Union Pacific Corp. Senior Notes 2.80% due 02/14/2032	15,000	14,404
		56,515
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	34,501
Security Description	Principal Amount(13)	Value (Note 2)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	$30,000	$30,326
		64,827
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	10,000	10,362
Total U.S. Corporate Bonds & Notes (cost $10,971,763)		10,431,359
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 3.80% due 03/15/2032*	15,000	14,860
Rogers Communications, Inc. Company Guar. Notes 4.55% due 03/15/2052*	30,000	29,970
		44,830
Cruise Lines — 0.1%
Carnival Corp. Senior Sec. Notes 4.00% due 08/01/2028*	30,000	27,900
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	5,323
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	30,412
Enterprise Software/Service — 0.1%
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	50,000	47,500
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027	5,000	4,545
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	60,000	51,614
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030	10,000	8,744
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	15,000	12,441
		77,344
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	49,267

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	$30,000	$28,891
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	10,000	11,015
		39,906
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	50,000	50,719
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	23,825
		74,544
Oil Companies-Exploration & Production — 0.2%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	15,000	14,816
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	9,650
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	28,568
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	51,158
		104,192
Oil Companies-Integrated — 0.3%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	60,000	54,501
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	10,000	9,587
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	15,000	15,100
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	15,000	15,165
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041	10,000	8,987
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051	10,000	8,945
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	14,068
		126,353
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	$85,000	$80,540
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	55,000	56,608
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	15,000	15,931
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	11,005
		83,544
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	30,000	27,563
BAT International Finance PLC Company Guar. Notes 4.45% due 03/16/2028	50,000	50,190
		77,753
Total Foreign Corporate Bonds & Notes (cost $905,183)		869,408
MUNICIPAL BONDS & NOTES — 1.7%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,275
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	16,401
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	45,000	49,061
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	9,979
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	79,656
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	79,861
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	75,000	71,244
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	37,716
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	108,697

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	$24,000	$32,030
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	90,000	93,071
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	100,000	118,124
State of California General Obligation Bonds 7.30% due 10/01/2039	10,000	14,075
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	35,636	36,272
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,198
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	20,000
Total Municipal Bonds & Notes (cost $761,215)		781,660
U.S. GOVERNMENT AGENCIES — 30.9%
Federal Home Loan Mtg. Corp. — 1.2%
2.50% due 01/01/2028	4,080	4,046
2.50% due 04/01/2028	9,901	9,818
3.00% due 08/01/2027	14,022	14,172
3.50% due 03/01/2042	4,736	4,837
3.50% due 08/01/2042	19,599	20,022
3.50% due 09/01/2043	18,722	19,124
4.00% due 09/01/2040	1,004	1,051
4.00% due 10/01/2043	20,399	21,210
4.50% due 01/01/2039	798	848
5.00% due 05/01/2034	11,312	12,137
5.50% due 05/01/2037	2,988	3,288
5.50% due 06/01/2037	1,333	1,468
6.50% due 05/01/2029	696	750
6.50% due 07/01/2035	982	1,058
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	819	844
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(2)	79,000	80,865
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(2)(4)(6)	199,566	8,758
Security Description	Principal Amount(13)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K064, Class X1 0.60% due 03/25/2027(2)(4)(6)	$351,275	$8,969
Series K124, Class X1 0.72% due 12/25/2030(2)(4)(6)	289,595	15,061
Series K122, Class X1 0.88% due 11/25/2030(2)(4)(6)	99,814	6,075
Series K121, Class X1 1.03% due 10/25/2030(2)(4)(6)	123,021	8,550
Series K114, Class X1 1.12% due 06/25/2030(2)(4)(6)	229,381	17,215
Series K104, Class X1 1.12% due 01/25/2030(2)(4)(6)	187,590	13,367
Series K111, Class X1 1.57% due 05/25/2030(2)(4)(6)	99,660	10,321
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	18,046	18,372
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 2.11% (1 ML+1.65%) due 04/25/2043*(3)	7,401	7,382
Series 2019-HQA3, Class M2 2.31% (1 ML + 1.85%) due 09/25/2049*(3)	39,007	38,946
Series 2019-DNA3, Class M2 2.51% (1 ML + 2.05%) due 07/25/2049*(3)	29,631	29,631
Series 2019-HQA1, Class M2 2.81% (1 ML + 2.35%) due 02/25/2049*(3)	65,153	65,153
Series 2019-DNA2, Class M2 2.91% (1 ML+2.45%) due 03/25/2049*(3)	39,611	39,660
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(3)	15,686	15,549
Series 3964, Class MD 2.00% due 01/15/2041(3)	1,319	1,306
Series 4961, Class JB 2.50% due 12/15/2042(3)	32,384	31,466
Series 3883, Class PB 3.00% due 05/15/2041(3)	10,902	10,836
Series 1577, Class PK 6.50% due 09/15/2023(3)	315	322
		542,477
Federal National Mtg. Assoc. — 2.7%
2.50% due 04/01/2028	16,080	15,935
2.50% due 02/01/2043	30,396	29,383
2.50% due 03/01/2043	66,437	64,212
2.66% due 03/01/2027	395,208	393,862
3.00% due 10/01/2027	7,455	7,535
3.00% due 12/01/2027	6,579	6,650
3.00% due 01/01/2028	11,927	12,055

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 11/01/2025	$879	$905
4.50% due 01/01/2039	2,183	2,324
4.50% due 09/01/2039	4,564	4,860
4.50% due 09/01/2040	10,681	11,375
4.50% due 05/01/2041	3,881	4,039
5.00% due 05/01/2035	123	133
5.00% due 07/01/2040	7,741	8,325
5.50% due 06/01/2022	26	26
5.50% due 12/01/2029	1,544	1,643
5.50% due 05/01/2034	8,405	8,976
5.50% due 08/01/2037	12,870	14,103
5.50% due 06/01/2038	2,121	2,322
6.00% due 06/01/2026	3,788	4,041
6.00% due 04/01/2027	24,647	26,286
6.00% due 12/01/2033	9,560	10,570
6.00% due 05/01/2034	5,896	6,547
6.50% due 06/01/2035	12,293	13,200
6.50% due 10/01/2037	871	943
7.00% due 06/01/2037	6,241	7,088
Federal National Mtg. Assoc. FRS 1.85% (12 ML+1.57%) due 05/01/2037	1,293	1,341
2.07% (12 ML+1.82%) due 10/01/2040	1,234	1,284
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.61% (1 ML+2.15%) due 09/25/2031*(3)	4,100	4,100
Series 2019-HRP1, Class M2 2.61% (1 ML+2.15%) due 11/25/2039*(3)	17,776	17,491
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(3)	22,836	22,242
Series 2012-128, Class PD 1.50% due 06/25/2042(3)	31,646	30,571
Series 2013-77, Class BP 1.70% due 06/25/2043(3)	14,755	14,583
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	1,753	1,741
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	7,198	6,948
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	12,553	12,082
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	11,532	11,332
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	17,356	16,990
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	59,980	58,295
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(3)	19,023	18,997
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	17,967	18,011
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	$8,341	$8,371
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	8,125	8,052
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	24,825	24,399
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	36,969	36,752
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	10,172	10,252
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	13,086	13,163
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	1,285	1,288
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	11,767	11,703
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	22,144	22,038
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	23,423	23,425
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	25,784	26,221
Series 2017-35, Class AH 3.50% due 04/25/2053(3)	15,120	15,122
Series 2017-84, Class KA 3.50% due 04/25/2053(3)	14,050	13,983
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	11,209	11,165
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	18,073	18,064
Series 2019-12, Class HA 3.50% due 11/25/2057(3)	23,245	23,466
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	20,696	21,067
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	13,002	13,112
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.56% (1 ML +2.10%) due 06/25/2039*(3)	740	740
Series 2017-C01, Class 1M2 4.01% (1 ML+3.55%) due 07/25/2029(3)	21,036	21,414
Series 2016-C07, Class 2M2 4.81% (1 ML+4.35%) due 05/25/2029(3)	37,115	38,671
		1,255,814
Government National Mtg. Assoc. — 6.7%
2.00% due April 30 TBA	75,000	71,343
2.50% due April 30 TBA	225,000	218,461
2.50% due May 30 TBA	200,000	193,758
3.00% due April 30 TBA	175,000	173,118
3.00% due May 30 TBA	175,000	172,666
3.50% due April 30 TBA	1,510,000	1,519,467
4.00% due 09/15/2040	5,268	5,476
4.00% due 11/15/2040	23,686	24,931

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due April 30 TBA	$650,000	$663,254
4.50% due 02/15/2039	1,965	2,110
4.50% due 08/15/2041	38,595	41,610
5.50% due 05/15/2036	4,406	4,710
6.00% due 09/15/2032	4,410	4,888
6.00% due 12/15/2033	15,227	17,084
7.00% due 07/15/2033	2,954	3,212
7.00% due 11/15/2033	3,837	4,204
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(3)	16,666	16,591
Series 2015-151, Class BA 1.70% due 10/20/2045(3)	7,395	7,401
Series 2013-37, Class LG 2.00% due 01/20/2042(3)	13,950	13,854
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	12	13
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	2,207	2,359
		3,160,510
Uniform Mtg. Backed Securities — 20.3%
1.50% due April 15 TBA	450,000	426,691
2.00% due April 15 TBA	450,000	437,098
2.00% due April 30 TBA	1,880,000	1,745,957
2.00% due June 30 TBA	920,000	850,926
2.50% due April 30 TBA	1,850,000	1,767,328
2.50% due May 30 TBA	1,825,000	1,739,327
3.00% due April 30 TBA	1,200,000	1,175,092
3.50% due April 30 TBA	300,000	300,756
4.00% due April 30 TBA	665,000	679,339
4.50% due April 30 TBA	425,000	440,871
		9,563,385
Total U.S. Government Agencies (cost $14,712,668)		14,522,186
U.S. GOVERNMENT TREASURIES — 13.2%
United States Treasury Bonds — 9.8%
0.13% due 02/15/2051TIPS(8)	26,990	28,093
0.88% due 02/15/2047TIPS(8)	157,191	190,644
1.00% due 02/15/2048TIPS(8)	34,194	42,981
1.25% due 05/15/2050	647,000	483,531
1.38% due 08/15/2050	415,000	320,101
2.25% due 08/15/2046	175,000	164,015
2.50% due 02/15/2045(9)	213,000	208,008
2.88% due 08/15/2045	400,000	417,922
3.00% due 11/15/2045	170,000	181,734
3.13% due 08/15/2044	505,000	546,840
3.13% due 05/15/2048	110,000	122,916
3.38% due 05/15/2044(10)	1,675,000	1,883,721
		4,590,506
United States Treasury Notes — 3.4%
0.63% due 08/15/2030	495,000	430,321
0.75% due 07/15/2028TIPS(8)	100,777	110,459
1.25% due 08/15/2031	295,000	268,312
Security Description	Principal Amount(13)		Value (Note 2)
United States Treasury Notes (continued)
1.38% due 11/15/2031		$120,000	$110,156
1.63% due 05/15/2031		730,000	687,683
			1,606,931
Total U.S. Government Treasuries (cost $6,595,649)			6,197,437
FOREIGN GOVERNMENT OBLIGATIONS — 4.6%
Sovereign — 4.6%
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	100,000	94,500
Dominican Republic Senior Notes 6.40% due 06/05/2049		150,000	140,252
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	800,000	158,001
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	130,000	136,320
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	100,000	110,357
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	70,000	58,824
Government of Romania Notes 2.75% due 04/14/2041	EUR	25,000	21,118
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	25,000	23,884
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	45,552
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	96,573
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	100,000	101,942
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	100,000	90,049
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	82,013
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	192,008
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	103,711
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	96,239
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	100,000	93,893

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares/ Principal Amount(13)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	$98,312
Russian Federation Bonds 5.90% due 03/12/2031†(1)(11)	RUB	10,755,000	3,971
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	100,000	93,146
United Mexican States Senior Bonds 4.75% due 03/08/2044		80,000	78,786
United Mexican States Bonds 7.75% due 05/29/2031	MXN	5,195,100	251,645
Total Foreign Government Obligations (cost $2,723,469)			2,171,096
OPTIONS — PURCHASED†(12) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $57,029)		11,108,253	5,241
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)		10	35
Lehman Brothers Holdings, Inc. Escrow Notes		19,000	99
Total Escrows And Litigation Trusts (cost $0)			134
Total Long-Term Investment Securities (cost $62,453,126)			58,352,224
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.17%(14) (cost $354,446)		354,446	354,446
REPURCHASE AGREEMENTS — 3.0%
Bank of America Securities LLC Joint Repurchase Agreement(15)		$310,000	310,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		250,000	250,000
BNP Paribas SA Joint Repurchase Agreement(15)		215,000	215,000
Deutsche Bank AG Joint Repurchase Agreement(15)		330,000	330,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		320,000	320,000
Total Repurchase Agreements (cost $1,425,000)			1,425,000
TOTAL INVESTMENTS (cost $64,232,572)(16)		127.9%	60,131,670
Liabilities in excess of other assets		(27.9)	(13,101,260)
NET ASSETS		100.0%	$47,030,410
†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $10,746,734 representing 22.9% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Commercial Mortgage Backed Security

(3)  Collateralized Mortgage Obligation

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Collateralized Loan Obligation

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2022.

(8)  Principal amount of security is adjusted for inflation.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount		Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations:
Russian Federation Bonds, 5.90% due 03/12/2031	05/27/2021	RUB	10,755,000	$134,713	$3,971	$0.00	0.00%

(12)  Options — Purchased

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	November 2022	CNY	7.27	$3,922	$18,829	$3,746	$(15,083)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	4,138	19,279	1,001	(18,278)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	1,197	6,351	259	(6,092)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	1,851	12,570	235	(12,335)
						$57,029	$5,241	$(51,788)

CNY — Chinese Yuan

USD — United States Dollar

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  The rate shown is the 7-day yield as of March 31, 2022.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Short	Euro-Bund	June 2022	$1,275,318	$1,228,623	$46,695
2	Short	Euro-BUXL 30 Year Bonds	June 2022	442,123	411,967	30,156
4	Short	U.S. Treasury 10 Year Notes	June 2022	493,750	491,500	2,250
14	Short	U.S. Treasury Long Bonds	June 2022	2,146,940	2,100,875	46,065
10	Short	U.S. Treasury Ultra Bonds	June 2022	1,818,908	1,771,250	47,658
						$172,824
						Unrealized (Depreciation)
1	Long	U.S. Treasury 5 Year Notes	June 2022	$118,258	$114,688	$(3,570)
Net Unrealized Appreciation (Depreciation)						$169,254

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	MXN	3,750,000	USD	176,639	06/15/2022	$—	$(9,507)
Deutsche Bank AG	EUR	1,275,000	USD	1,428,791	06/15/2022	14,513	—
Goldman Sachs International	BRL	750,000	USD	144,603	06/15/2022	—	(9,741)
Morgan Stanley & Co., Inc.	EUR	55,000	USD	60,492	06/15/2022	—	(516)
Natwest Markets PLC	USD	44,950	EUR	41,000	06/15/2022	528	—
Standard Chartered Bank	USD	27,750	EUR	25,000	06/15/2022	—	(19)
Unrealized Appreciation (Depreciation)						$15,041	$(19,783)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	110	12/15/2051	USD-12 Month-SOFR/Annually	1.56%/Annually	$(678)	$10,571

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$14,319,269	$343,749	**	$—	$14,663,018
Asset Backed Securities	—	8,710,685		—	8,710,685
U.S. Corporate Bonds & Notes	—	10,431,359		—	10,431,359
Foreign Corporate Bonds & Notes	—	869,408		—	869,408
Municipal Bond & Notes	—	781,660		—	781,660
U.S. Government Agencies	—	14,522,186		—	14,522,186
U.S. Government Treasuries	—	6,197,437		—	6,197,437
Foreign Government Obligations	—	2,167,125		3,971	2,171,096
Options — Purchased	—	5,241		—	5,241
Escrows and Litigation Trusts	—	99		35	134
Short-Term Investment Securities	354,446	—		—	354,446
Repurchase Agreements	—	1,425,000		—	1,425,000
Total Investments at Value	$14,673,715	$45,453,949		$4,006	$60,131,670
Other Financial Instruments:†
Futures Contracts	$172,824	$—		$—	$172,824
Forward Foreign Currency Contracts	—	15,041		—	15,041
Centrally Cleared Interest Rate Swap Contracts	—	10,571		—	10,571
Total Other Financial Instruments	$172,824	$25,612		$—	$198,436

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,570	$—	$—	$3,570
Forward Foreign Currency Contracts	—	19,783	—	19,783
Total Other Financial Instruments	$3,570	$19,783	$—	$23,353

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Uniform Mtg. Backed Securities	24.8%
Diversified Financial Services	23.0
United States Treasury Bonds	12.1
Government National Mtg. Assoc.	10.3
Sovereign	5.8
United States Treasury Notes	5.5
Diversified Banking Institutions	4.3
Computer Software	3.3
Federal National Mtg. Assoc.	2.8
E-Commerce/Services	2.7
Repurchase Agreements	2.2
Electric-Integrated	2.1
Municipal Bonds & Notes	2.0
Enterprise Software/Service	1.8
Federal Home Loan Mtg. Corp.	1.4
Entertainment Software	1.3
Cable/Satellite TV	1.2
Medical-Biomedical/Gene	1.1
Commercial Services-Finance	1.1
Semiconductor Equipment	0.9
Internet Content-Entertainment	0.9
Internet Application Software	0.9
E-Commerce/Products	0.9
Advertising Services	0.9
Real Estate Investment Trusts	0.9
Pipelines	0.8
Electronic Components-Semiconductors	0.8
Banks-Super Regional	0.7
Finance-Other Services	0.7
Oil Companies-Exploration & Production	0.7
Oil Companies-Integrated	0.7
Medical-Drugs	0.6
Telephone-Integrated	0.5
Tobacco	0.5
Medical-HMO	0.5
Insurance-Life/Health	0.5
Building & Construction Products-Misc.	0.5
Internet Content-Information/News	0.5
Communications Software	0.4
Finance-Credit Card	0.4
Computer Services	0.4
Registered Investment Companies	0.4
Cellular Telecom	0.4
Applications Software	0.4
Office Automation & Equipment	0.4
Funeral Services & Related Items	0.4
Apparel Manufacturers	0.4
Motion Pictures & Services	0.4
Medical Instruments	0.4
Broadcast Services/Program	0.3
Hazardous Waste Disposal	0.3
Insurance Brokers	0.3
Aerospace/Defense	0.3
Retail-Restaurants	0.3
Containers-Metal/Glass	0.3
Transactional Software	0.3
Retail-Apparel/Shoe	0.3
Computers	0.3
Brewery	0.3
Medical Products	0.2
Auto-Cars/Light Trucks	0.2
Retail-Pawn Shops	0.2%
Gas-Distribution	0.2
Semiconductor Components-Integrated Circuits	0.2
Building-Residential/Commercial	0.2
Pharmacy Services	0.2
Electric-Distribution	0.2
Networking Products	0.2
Food-Misc./Diversified	0.2
Diagnostic Kits	0.2
Internet Security	0.2
Rental Auto/Equipment	0.2
Medical-Hospitals	0.2
Investment Companies	0.2
Trucking/Leasing	0.2
Advertising Sales	0.2
Consulting Services	0.2
Music	0.2
Data Processing/Management	0.2
Banks-Fiduciary	0.1
Transport-Rail	0.1
Diagnostic Equipment	0.1
Containers-Paper/Plastic	0.1
Chemicals-Diversified	0.1
Schools	0.1
Aerospace/Defense-Equipment	0.1
Retail-Building Products	0.1
Finance-Consumer Loans	0.1
Metal-Iron	0.1
Commercial Services	0.1
Disposable Medical Products	0.1
Electronic Components-Misc.	0.1
Insurance-Mutual	0.1
Cruise Lines	0.1
Oil-U.S. Royalty Trusts	0.1
Oil Refining & Marketing	0.1
Food-Confectionery	0.1
Electric-Transmission	0.1
Machinery-General Industrial	0.1
Independent Power Producers	0.1
Retail-Automobile	0.1
Casino Hotels	0.1
135.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Credit Quality†#
Aaa	55.9%
Aa	0.8
A	7.7
Baa	12.5
Ba	7.3
B	1.3
Caa	0.4
Ca	0.2
Not Rated##	13.9
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.1%
Advertising Services — 0.9%
Trade Desk, Inc., Class A†	4,720	$326,860
Commercial Services-Finance — 0.9%
Adyen NV†*	69	136,314
Block, Inc., Class A†	1,490	202,044
		338,358
Communications Software — 0.4%
Zoom Video Communications, Inc., Class A†	1,345	157,674
Computer Software — 3.3%
Cloudflare, Inc., Class A†	1,724	206,363
Datadog, Inc., Class A†	2,009	304,303
Snowflake, Inc., Class A†	1,546	354,235
Twilio, Inc., Class A†	468	77,131
ZoomInfo Technologies, Inc.†	4,929	294,459
		1,236,491
E-Commerce/Products — 0.9%
Chewy, Inc., Class A†	3,949	161,040
Farfetch, Ltd., Class A†	4,136	62,537
Wayfair, Inc., Class A†	1,023	113,328
		336,905
E-Commerce/Services — 2.4%
Airbnb, Inc., Class A†	1,730	297,145
Match Group, Inc.†	598	65,026
MercadoLibre, Inc.†	112	133,222
Uber Technologies, Inc.†	11,420	407,466
		902,859
Enterprise Software/Service — 1.3%
Coupa Software, Inc.†	1,431	145,433
Veeva Systems, Inc., Class A†	1,492	316,990
		462,423
Entertainment Software — 1.3%
ROBLOX Corp., Class A†	5,087	235,223
Unity Software, Inc.†	2,444	242,469
		477,692
Finance-Other Services — 0.3%
Coinbase Global, Inc., Class A†	527	100,056
Internet Application Software — 0.9%
Okta, Inc.†	471	71,102
Shopify, Inc., Class A†	395	267,004
		338,106
Internet Content-Entertainment — 0.9%
Snap, Inc., Class A†	2,721	97,929
Spotify Technology SA†	678	102,391
Twitter, Inc.†	3,569	138,085
		338,405
Internet Content-Information/News — 0.5%
IAC/InterActiveCorp†	1,447	145,105
Vimeo, Inc.†	1,543	18,331
		163,436
Security Description	Shares/ Principal Amount(16)	Value (Note 2)
Medical Instruments — 0.3%
Intuitive Surgical, Inc.†	293	$88,392
Medical-Biomedical/Gene — 0.9%
Illumina, Inc.†	190	66,386
Royalty Pharma PLC, Class A	6,922	269,681
		336,067
Semiconductor Equipment — 0.9%
ASML Holding NV	519	346,656
Total Common Stocks (cost $6,794,952)		5,950,380
ASSET BACKED SECURITIES — 23.0%
Diversified Financial Services — 23.0%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$120,000	120,537
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(3)	84,331	80,659
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	39,831
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(4)	33,895	33,459
Angel Oak Mtg. Trust VRS Series 2021-5, Class A1 0.95% due 07/25/2066*(2)(4)	59,994	56,641
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	28,203	26,904
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	27,433	26,972
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(4)	50,751	47,917
Angel Oak Mtg. Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(2)(4)	46,129	43,204
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(2)(4)	3,626	3,623
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% (1 ML+1.58%) due 10/25/2034	2,221	2,306
Atrium XII FRS Series 12A, Class AR 1.09% (3 ML+0.83%) due 04/22/2027*(5)	223,497	222,413
BANK VRS Series 2017-BNK8, Class XA 0.72% due 11/15/2050(1)(4)(6)	979,998	32,302

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BANK VRS Series 2019-BN20, Class XA 0.85% due 09/15/2062(1)(4)(6)	$988,524	$48,859
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	43,529	43,250
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	27,994	27,579
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	26,034	25,867
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	26,502	26,374
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(4)	27,303	27,100
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	37,248	36,850
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.25% (1 ML+0.85%) due 08/15/2036*(1)	153,000	151,459
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.83% due 02/25/2036(2)(4)	49,143	45,115
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.49% due 01/15/2051(1)(4)(6)	204,523	4,579
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(1)(4)(6)	354,354	7,558
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.64% due 01/15/2052(1)(4)(6)	962,045	31,379
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(1)(4)(6)	314,243	19,629
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(1)(4)(6)	158,603	16,462
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(1)(4)(6)	99,761	9,504
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.35% (3 ML + 1.10%) due 04/20/2034*(5)	$250,000	$248,198
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.95% (1 ML + 2.55%) due 12/15/2037*(1)	100,000	98,288
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	16,728	16,784
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(1)	75,000	75,816
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.77% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	19,337	19,047
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(2)(4)	42,827	39,418
COLT Mtg. Loan Trust VRS Series 2021-3, Class A1 0.96% due 09/27/2066*(2)(4)	88,297	81,818
Columbia Cent CLO, Ltd. FRS Series 2018-27A, Class AR 1.44% (3 ML+1.19%) due 01/25/2035*(5)	250,000	247,433
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	75,000	76,032
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(1)	155,000	156,403
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(1)	141,668	140,921
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(1)	149,000	150,725
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	23,713	15,971
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.74% due 06/15/2057(1)(4)(6)	1,083,087	19,159
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(1)	71,540	71,477
CSMC Trust VRS Series 2021-NQM5, Class A1 0.94% due 05/25/2066*(2)(4)	82,547	77,944

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(4)	$29,318	$28,504
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(1)(4)(6)	99,755	8,451
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	125,000	123,007
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(1)	68,745	68,483
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	49,625	46,123
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,050	58,325
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	34,972
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	79,716
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	24,903
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.22% due 05/25/2035(2)(4)	34,104	34,048
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(2)(4)	73,619	69,685
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	160,000	159,754
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	40,000	41,834
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.32% due 07/10/2051(1)(4)(6)	1,111,728	21,126
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(1)	140,000	141,465
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	100,000	99,956
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.52% due 04/25/2036(2)(4)	4,599	3,462
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.74% due 03/25/2047(2)(4)	$11,443	$8,538
Home Re, Ltd. FRS Series 2018-1, Class M1 2.06% (1 ML + 1.60%) due 10/25/2028*(2)	17,756	17,726
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.00% (1 ML+0.54%) due 05/25/2035(2)	25,616	24,793
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	85,000	84,486
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	25,000	24,281
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(2)(3)	89,579	85,281
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(3)	67,806	67,668
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(3)	78,529	78,174
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 2.03% (1 ML+1.80%) due 02/01/2026*(2)	51,044	50,625
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.73% (1 ML + 1.50%) due 05/01/2024*(2)	45,862	45,182
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.36% (3 ML + 1.12%) due 07/17/2034*(5)	250,000	247,882
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	100,000	97,043
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.46% due 12/25/2034(2)(4)	7,624	7,866
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.81% due 02/25/2035(2)(4)	6,361	6,359
MF1, Ltd. FRS Series 2022-FL8, Class AS 1.80% (SOFR30A +1.75%) due 02/19/2037*	100,000	98,767

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(4)	$46,500	$45,692
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 0.96% due 12/15/2047(1)(4)(6)	216,648	4,245
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(1)	25,000	25,349
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.34% due 06/15/2050(1)(4)(6)	109,132	5,102
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	19,428	10,569
MortgageIT Trust FRS Series 2005-4, Class A1 1.02% (1 ML+0.28%) due 10/25/2035(2)	34,000	33,025
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(2)(4)	40,417	40,774
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.21% (1 ML + 0.75%) due 01/25/2048*(2)	43,045	42,765
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.96% (1 ML+1.50%) due 06/25/2057*(2)	32,070	32,333
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(4)	44,189	44,026
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(4)	34,065	34,076
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(4)	32,842	33,143
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	58,705	58,866
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(4)	61,569	61,766
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	$47,537	$47,709
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	32,096	32,169
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	53,905	54,249
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(2)(4)	86,879	81,622
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(4)	4,087	3,963
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.86% (1 M + 1.40%) due 07/25/2029*(2)	7,561	7,561
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.56% (1 ML+0.10%) due 02/25/2037	34,816	20,728
PRET LLC Series 2021-RN2, Class A1 1.74% due 07/25/2051*(3)	90,908	86,168
Pretium Mtg. Credit Partners LLC VRS Series 2021-RN1, Class A1 1.99% due 02/25/2061*(2)(3)	87,099	82,973
Pretium Mtg. Credit Partners LLC Series 2022-NPL1, Class A1 2.98% due 01/25/2052*(3)	96,155	93,049
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(3)	91,205	86,461
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(3)	84,298	80,234
PRPM LLC Series 2021-9, Class A1 2.36% due 10/25/2026*(2)(3)	87,839	83,964
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.59% (1 ML+0.13%) due 05/25/2037	72,674	58,472
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	90,000	87,410
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.33% (3 ML+1.07%) due 04/25/2034*(5)	250,000	248,196

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.96% (1 ML+0.25%) due 11/25/2036	$177,263	$171,110
Starwood Mtg. Residential Trust VRS Series 2021-6, Class A1 1.92% due 11/25/2066*(2)(4)	97,067	91,518
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	23,585
TICP CLO III-2, Ltd. FRS Series 2018-3R, Class A 1.09% (3 ML+0.84%) due 04/20/2028*(5)	119,168	118,824
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(2)(4)	2,206	2,204
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(2)(4)	30,342	30,342
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(2)(4)	13,020	13,028
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(2)(4)	44,978	44,548
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(4)	96,394	93,784
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(2)(3)	78,859	75,074
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.37% (3 ML+1.13%) due 04/15/2034*(5)	100,000	98,503
Venture 43 CLO, Ltd. FRS Series 2021-43A, Class A1 1.48% (3 ML+1.24%) due 04/15/2034*(5)	100,000	99,386
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(4)	61,268	58,981
Verus Securitization Trust Series 2022-1, Class A1 2.72% due 01/25/2067*(2)(3)	97,820	95,110
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)	72,554	69,707
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(3)	73,456	70,196
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.42% (3 ML+1.17%) due 07/20/2032*(5)	250,000	248,415
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(1)(4)(6)	$549,566	$14,824
Wells Fargo Commercial Mtg. Trust Series 2015-NXS3, Class A4 3.62% due 09/15/2057(1)	60,000	60,449
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	80,000	80,636
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(1)(4)	10,000	9,507
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.60% due 10/25/2036(2)(4)	11,207	10,895
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	79,400	70,789
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	47,875	47,370
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	29,068
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	55,092
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	145,000	146,253
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(1)	130,000	131,521
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(1)	60,000	60,978
Total Asset Backed Securities (cost $8,732,521)		8,530,607
U.S. CORPORATE BONDS & NOTES — 27.2%
Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031	10,000	9,181
Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028	15,000	14,243
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	39,700
		63,124

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 5.04% due 05/01/2027	$15,000	$15,818
Boeing Co. Senior Notes 5.15% due 05/01/2030	35,000	37,330
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	20,000	23,295
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	10,000	9,202
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,027
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	20,000	20,644
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	16,282
		124,598
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	40,577
Apparel Manufacturers — 0.4%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	40,300
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	95,000	96,402
		136,702
Applications Software — 0.4%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	65,000	65,325
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	27,000	25,187
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	50,000	50,590
		141,102
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	15,000	13,375
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	80,000	73,216
		86,591
Security Description	Principal Amount(16)	Value (Note 2)
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.05% due 01/26/2027	$60,000	$57,895
Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	110,000	101,930
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	118,494
Wells Fargo & Co. Senior Notes 3.35% due 03/02/2033	55,000	53,474
		273,898
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	28,587
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	5,000	5,419
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	40,000	46,749
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	15,000	14,466
		95,221
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	11,086
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	15,000	15,165
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	20,000	20,012
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	31,000	26,731
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	15,000	15,596
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	40,000	41,814
		130,404

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.5%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	$55,000	$54,406
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	30,669
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	60,000	55,200
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	38,350
		178,625
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	42,000	44,731
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	37,000	38,110
		82,841
Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	80,000	75,063
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	20,000	17,098
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.40% due 04/01/2033	35,000	34,902
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	20,000	18,989
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	25,000	24,818
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	22,788
Security Description	Principal Amount(16)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	$6,000	$4,907
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	9,614
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	25,000	23,719
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	4,691
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	30,000	30,178
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	10,802
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	22,591
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	75,000	70,910
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	23,145
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	48,402
		442,617
Casino Hotels — 0.1%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	18,866
Cellular Telecom — 0.3%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	45,000	41,172
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	45,000	45,347
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	15,203
		101,722
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	35,000	35,835
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	10,000	9,268
		45,103

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	$20,000	$17,877
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	5,293
Commercial Services — 0.1%
Nielsen Finance LLC/ Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	35,000	34,913
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	10,000	9,400
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	35,000	33,259
S&P Global, Inc. Senior Notes 2.45% due 03/01/2027*	10,000	9,740
S&P Global, Inc. Company Guar. Notes 2.70% due 03/01/2029*	15,000	14,568
S&P Global, Inc. Company Guar. Notes 2.90% due 03/01/2032*	15,000	14,551
		81,518
Computer Services — 0.4%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	105,000	101,498
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	5,000	4,882
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	30,000	25,287
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	19,995
		151,662
Computers — 0.3%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	35,000	32,031
Apple, Inc. Senior Notes 2.20% due 09/11/2029	40,000	38,127
Apple, Inc. Senior Notes 2.65% due 02/08/2051	20,000	17,241
Security Description	Principal Amount(16)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.45% due 02/09/2045	$15,000	$14,893
		102,292
Consulting Services — 0.2%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	14,063
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	25,000	23,406
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	24,995
		62,464
Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	115,000	116,294
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	45,450
Data Processing/Management — 0.2%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	60,000	58,087
Diagnostic Equipment — 0.1%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	50,000	49,375
Diagnostic Kits — 0.2%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	70,000	70,875
Disposable Medical Products — 0.1%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	30,000	30,476
Diversified Banking Institutions — 4.1%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	34,421
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	20,000	18,176
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	45,000	41,701
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	115,178
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	90,000	92,769

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	$30,000	$32,401
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,493
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	30,000	28,560
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	70,000	62,810
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	34,772
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	135,428
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	25,000	25,316
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	12,996
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	45,000	39,863
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	80,000	72,719
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	5,000	4,546
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	35,043
Goldman Sachs Group, Inc. Senior Notes 3.10% due 02/24/2033	10,000	9,427
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	60,561
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	30,271
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	10,000	10,107
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	40,000	36,555
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	15,000	13,744
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,000	4,679
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	$15,000	$13,569
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	4,425
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	40,000	36,425
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	10,000	10,038
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	30,000	29,912
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	95,000	95,464
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	40,475
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000	56,204
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	51,209
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,166
Morgan Stanley Senior Notes 1.59% due 05/04/2027	65,000	60,467
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	60,204
Morgan Stanley Senior Notes 1.93% due 04/28/2032	25,000	21,612
Morgan Stanley Senior Notes 2.24% due 07/21/2032	25,000	22,224
Morgan Stanley Senior Notes 2.48% due 01/21/2028	35,000	33,445
Morgan Stanley Senior Notes 2.51% due 10/20/2032	5,000	4,507
Morgan Stanley Senior Notes 2.70% due 01/22/2031	5,000	4,692
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	15,883
Morgan Stanley Senior Notes 3.59% due 07/22/2028	20,000	20,108
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	51,301
		1,598,866

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services — 0.3%
Go Daddy Operating Co. LLC/ GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	$112,000	$112,560
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	24,719
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,309
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	29,977
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	9,816
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	4,957
		74,778
Electric-Integrated — 2.1%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	24,527
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	15,000	13,985
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	15,000	15,243
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	19,116
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	20,000	17,673
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	15,000	14,083
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	15,000	13,716
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	30,000	25,372
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	14,533
Duke Energy Progress LLC 1st Mtg. Notes 4.00% due 04/01/2052	10,000	10,594
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	25,000	26,502
Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	$20,000	$17,878
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,586
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	14,758
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	25,000	23,912
Exelon Corp. Senior Notes 3.95% due 06/15/2025	35,000	35,722
Exelon Corp. Senior Bonds 4.10% due 03/15/2052*	5,000	5,076
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,675
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	22,187
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	30,362
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	30,102
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	15,000	13,970
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	15,000	13,768
Pacific Gas & Electric Co. 1st Mtg. 5.25% due 03/01/2052	10,000	10,031
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	55,000	47,416
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	60,000	56,487
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,168
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,251
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	25,081
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	19,964

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. 2.75% due 02/01/2032	$30,000	$27,847
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	14,276
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	6,722
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	4,921
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,057
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	25,004
Southern Co. Senior Notes 3.70% due 04/30/2030	5,000	5,022
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	110,000	101,964
		777,551
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	25,000	23,686
Electronic Components-Semiconductors — 0.8%
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	25,000	23,373
Broadcom, Inc. Senior Notes 4.00% due 04/15/2029*	105,000	104,948
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	15,000	15,242
Intel Corp. Senior Bonds 3.05% due 08/12/2051	20,000	17,808
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	4,294
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	30,000	27,634
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	30,000	27,734
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	50,000	49,859
Security Description	Principal Amount(16)	Value (Note 2)
Electronic Components-Semiconductors (continued)
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	$25,000	$25,097
		295,989
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	25,000	22,876
Oracle Corp. Senior Notes 3.60% due 04/01/2040	11,000	9,551
Oracle Corp. Senior Notes 3.60% due 04/01/2050	20,000	16,589
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	57,413
Oracle Corp. Senior Notes 3.95% due 03/25/2051	20,000	17,475
Oracle Corp. Senior Notes 4.00% due 07/15/2046	20,000	17,738
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	13,259
Oracle Corp. Senior Notes 4.10% due 03/25/2061	15,000	12,780
		167,681
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	27,000	28,007
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	10,000	10,250
		38,257
Finance-Credit Card — 0.4%
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	110,000	101,640
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	40,651
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	13,716
		156,007
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	160,000	160,638

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 2.63% due 03/17/2027	$15,000	$14,658
Mondelez International, Inc. Senior Notes 3.00% due 03/17/2032	10,000	9,645
		24,303
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,282
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	15,000	15,893
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	5,738
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	39,984
		71,897
Funeral Services & Related Items — 0.4%
Service Corp. International Senior Notes 3.38% due 08/15/2030	50,000	45,044
Service Corp. International Senior Notes 5.13% due 06/01/2029	92,000	93,618
		138,662
Gas-Distribution — 0.2%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	30,000	29,950
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	55,000	54,550
		84,500
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	85,000	84,787
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	45,000	45,169
		129,956
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	23,080
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,056
Security Description	Principal Amount(16)	Value (Note 2)
Insurance Brokers (continued)
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 2.85% due 05/28/2027	$15,000	$14,697
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 3.90% due 02/28/2052	10,000	9,861
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,122
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	25,541
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	10,989
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,130
		126,396
Insurance-Life/Health — 0.5%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	45,000	39,717
Athene Global Funding Secured Notes 2.72% due 01/07/2029*	50,000	45,993
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	40,000	43,854
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	49,558
		179,122
Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	14,563
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	14,532
		29,095
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	70,000
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc. Senior Notes 2.55% due 10/13/2026	75,000	67,724
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	25,000	23,368

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	$20,000	$19,220
Medical Products — 0.2%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	100,000	91,328
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 3.35% due 02/22/2032	10,000	9,908
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,002
		11,910
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	15,000	14,811
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	10,000	10,646
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	45,000	41,542
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	30,000	27,821
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	30,000	24,887
Bristol-Myers Squibb Co. Senior Notes 2.95% due 03/15/2032	10,000	9,784
Bristol-Myers Squibb Co. Senior Notes 3.55% due 03/15/2042	45,000	44,497
		173,988
Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,295
Centene Corp. Senior Notes 3.38% due 02/15/2030	20,000	18,800
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	80,960
Humana, Inc. Senior Notes 2.15% due 02/03/2032	15,000	13,145
Humana, Inc. Senior Notes 3.70% due 03/23/2029	30,000	30,121
Security Description	Principal Amount(16)	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	$20,000	$17,977
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	10,000	9,929
		188,227
Medical-Hospitals — 0.2%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	4,855
HCA, Inc. Senior Sec. Notes 3.63% due 03/15/2032*	10,000	9,798
HCA, Inc. Senior Sec. Bonds 4.63% due 03/15/2052*	10,000	10,081
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	13,112
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	20,000	17,608
Sutter Health Notes 3.36% due 08/15/2050	15,000	13,368
		68,822
Motion Pictures & Services — 0.4%
Magallanes, Inc. Company Guar. Notes 4.28% due 03/15/2032*	25,000	25,108
Magallanes, Inc. Company Guar. Bonds 5.14% due 03/15/2052*	105,000	107,451
		132,559
Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	65,000	62,075
Office Automation & Equipment — 0.4%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	5,000	4,705
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	94,000	86,368
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	10,000	9,419
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	10,000	9,265
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	10,000	10,052

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment (continued)
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	$20,000	$19,505
		139,314
Oil Companies-Exploration & Production — 0.4%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	30,750
ConocoPhillips Co. Company Guar. Notes 3.80% due 03/15/2052	5,000	5,085
ConocoPhillips Co. Company Guar. Notes 4.03% due 03/15/2062*	5,000	5,068
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	10,000	10,938
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	5,000	4,952
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,702
Hess Corp. Senior Notes 7.30% due 08/15/2031	30,000	36,777
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	30,000	36,778
		134,050
Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	25,000	21,305
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	5,000	4,316
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	4,485
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	13,388
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	30,528
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	27,032
		101,054
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	25,000	26,008
Security Description	Principal Amount(16)	Value (Note 2)
Oil-U.S. Royalty Trusts — 0.1%
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	$27,000	$27,502
Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	55,000	51,409
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	5,000	5,092
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	22,599
		79,100
Pipelines — 0.8%
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	10,000	10,101
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	65,000	71,710
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	5,000	4,264
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	10,037
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	10,867
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	28,801
MPLX LP Senior Notes 4.95% due 03/14/2052	30,000	31,317
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,364
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	14,007
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	25,000	23,434
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	10,000	10,759
ONEOK, Inc. Company Guar. Notes 6.35% due 01/15/2031	5,000	5,783
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	26,147

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Targa Resources Corp. Company Guar. Notes 4.20% due 02/01/2033	$15,000	$15,151
Transcontinental Gas Pipe Line Co., LLC Senior Notes 3.25% due 05/15/2030	10,000	9,767
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	30,964
		308,473
Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	15,000	13,704
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,426
American Tower Corp. Senior Notes 2.40% due 03/15/2025	15,000	14,608
American Tower Corp. Senior Notes 3.65% due 03/15/2027	15,000	14,998
EPR Properties Senior Notes 3.60% due 11/15/2031	10,000	9,067
EPR Properties Senior Notes 3.75% due 08/15/2029	25,000	23,404
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	35,000	35,092
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	13,539
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	15,000	13,610
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	15,000	14,548
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	26,264
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	10,763
Realty Income Corp. Senior Notes 2.85% due 12/15/2032	5,000	4,713
Security Description	Principal Amount(16)	Value (Note 2)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 3.40% due 01/15/2028	$10,000	$9,989
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	39,376
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	70,014
		318,115
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	28,275
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	40,632
		68,907
Retail-Apparel/Shoe — 0.3%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	62,000	54,991
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	58,000	50,524
		105,515
Retail-Automobile — 0.1%
Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028	20,000	19,212
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	30,000	28,922
Lowe's Cos., Inc. Senior Notes 3.35% due 04/01/2027	5,000	5,034
Lowe's Cos., Inc. Senior Notes 3.75% due 04/01/2032	5,000	5,058
		39,014
Retail-Pawn Shops — 0.2%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	50,000	46,562
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	40,000	38,532
		85,094
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	20,000	20,249

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	$25,000	$23,924
		44,173
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	4,667
Howard University Notes 2.80% due 10/01/2030	15,000	14,084
Howard University Notes 2.90% due 10/01/2031	10,000	9,258
Howard University Notes 3.48% due 10/01/2041	15,000	13,454
		41,463
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	5,000	4,202
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	112,000	98,721
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	15,000	13,627
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	5,000	4,559
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,290
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	40,000	35,247
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	34,437
		196,083
Tobacco — 0.3%
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	35,000	31,461
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	34,571
BAT Capital Corp. Company Guar. Notes 4.74% due 03/16/2032	45,000	45,272
		111,304
Security Description	Principal Amount(16)	Value (Note 2)
Transactional Software — 0.3%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	$114,000	$107,730
Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	45,000	42,111
Union Pacific Corp. Senior Notes 2.80% due 02/14/2032	15,000	14,404
		56,515
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	34,501
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	30,326
		64,827
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	10,000	10,362
Total U.S. Corporate Bonds & Notes (cost $10,540,384)		10,052,522
FOREIGN CORPORATE BONDS & NOTES — 2.3%
Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 3.80% due 03/15/2032*	15,000	14,860
Rogers Communications, Inc. Company Guar. Notes 4.55% due 03/15/2052*	25,000	24,975
		39,835
Cruise Lines — 0.1%
Carnival Corp. Senior Sec. Notes 4.00% due 08/01/2028*	30,000	27,900
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	5,323
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	30,413
Enterprise Software/Service — 0.1%
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	50,000	47,500

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.2%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027	$5,000	$4,546
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	55,000	47,313
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030	10,000	8,744
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	20,000	16,587
		77,190
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	49,267
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	25,000	24,076
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	10,000	11,015
		35,091
Networking Products — 0.2%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	50,000	50,719
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	23,825
		74,544
Oil Companies-Exploration & Production — 0.3%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	10,000	9,878
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	9,650
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	28,567
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	51,158
		99,253
Oil Companies-Integrated — 0.4%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	55,000	49,959
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	20,000	19,173
Security Description	Principal Amount(16)	Value (Note 2)
Oil Companies-Integrated (continued)
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	$10,000	$10,067
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	15,000	15,165
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041	10,000	8,987
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051	10,000	8,945
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	14,068
		126,364
Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	80,000	75,803
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	55,000	56,608
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	15,000	15,931
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	11,005
		83,544
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	35,000	32,156
BAT International Finance PLC Company Guar. Notes 4.45% due 03/16/2028	50,000	50,190
		82,346
Total Foreign Corporate Bonds & Notes (cost $889,689)		854,373
MUNICIPAL BONDS & NOTES — 2.0%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	16,401
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	40,000	43,610
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,275
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	9,979

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	$80,000	$79,656
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	79,860
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	70,000	66,495
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	37,716
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	108,697
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	19,000	25,357
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	90,000	93,071
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	95,000	112,218
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	35,636	36,272
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,198
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	20,000
Total Municipal Bonds & Notes (cost $723,839)		744,805
U.S. GOVERNMENT AGENCIES — 39.3%
Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 01/01/2028	2,332	2,312
2.50% due 04/01/2028	4,950	4,909
3.00% due 08/01/2027	2,255	2,277
3.00% due 10/01/2042	9,536	9,544
3.00% due 11/01/2042	2,785	2,787
3.00% due 02/01/2043	11,854	11,836
3.00% due 08/01/2043	29,272	29,226
3.50% due 02/01/2042	1,643	1,679
3.50% due 03/01/2042	1,894	1,935
3.50% due 09/01/2043	10,401	10,625
4.00% due 10/01/2043	3,923	4,079
4.50% due 01/01/2039	361	384
Security Description	Principal Amount(16)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 05/01/2034	$2,650	$2,813
5.50% due 07/01/2034	2,997	3,245
5.50% due 07/01/2035	2,800	3,070
5.50% due 04/01/2037	992	1,094
5.50% due 05/01/2037	1,051	1,156
5.50% due 08/01/2037	5,454	6,016
6.50% due 05/01/2029	930	1,002
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	389	401
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.48% due 01/25/2034(1)(4)(6)	204,555	8,977
Series K064, Class X1 0.60% due 03/25/2027(1)(4)(6)	355,958	9,089
Series K124, Class X1 0.72% due 12/25/2030(1)(4)(6)	270,621	13,947
Series K122, Class X1 0.88% due 11/25/2030(1)(4)(6)	99,814	6,075
Series K121, Class X1 1.03% due 10/25/2030(1)(4)(6)	118,061	8,205
Series K114, Class X1 1.12% due 06/25/2030(1)(4)(6)	214,422	16,093
Series K104, Class X1 1.12% due 01/25/2030(1)(4)(6)	182,653	13,015
Series K111, Class X1 1.57% due 05/25/2030(1)(4)(6)	99,660	10,321
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(1)	82,000	83,936
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(2)	18,046	18,371
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 2.11% (1 ML+1.65%) due 04/25/2043*(2)	7,401	7,382
Series 2019-HQA3, Class M2 2.31% (1 ML + 1.85%) due 09/25/2049*(2)	24,823	24,784
Series 2019-DNA3, Class M2 2.51% (1 ML + 2.05%) due 07/25/2049*(2)	29,631	29,631

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2019-HQA1, Class M2 2.81% (1 ML + 2.35%) due 02/25/2049*(2)	$65,153	$65,153
Series 2019-DNA2, Class M2 2.91% (1 ML+2.45%) due 03/25/2049*(2)	39,611	39,660
Federal Home Loan Mtg. Corp., REMIC Series 4216, Class KQ 1.70% due 10/15/2039(2)	15,066	14,935
Series 3964, Class MD 2.00% due 01/15/2041(2)	182	180
Series 4961, Class JB 2.50% due 12/15/2042(2)	32,384	31,466
Series 3883, Class PB 3.00% due 05/15/2041(2)	11,027	10,960
Series 1577, Class PK 6.50% due 09/15/2023(2)	504	515
		513,085
Federal National Mtg. Assoc. — 2.8%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.56% (1 ML +2.10%) due 06/25/2039*(2)	740	740
Series 2017-C01, Class 1M2 4.01% (1 ML+3.55%) due 07/25/2029(2)	21,036	21,414
Series 2016-C07, Class 2M2 4.81% (1 ML+4.35%) due 05/25/2029(2)	37,114	38,670
Federal National Mtg. Assoc. 2.50% due 02/01/2043	60,792	58,767
2.50% due 03/01/2043	66,657	64,427
2.66% due 03/01/2027	202,424	201,735
2.78% due 03/01/2027	70,479	70,605
3.00% due 01/01/2028	4,473	4,520
4.50% due 01/01/2039	873	929
4.50% due 06/01/2039	5,813	6,032
4.50% due 05/01/2041	2,027	2,110
5.00% due 07/01/2040	7,620	8,198
5.50% due 06/01/2022	2,614	2,618
5.50% due 12/01/2029	498	530
5.50% due 05/01/2034	1,668	1,782
5.50% due 08/01/2037	4,290	4,701
5.50% due 06/01/2038	254	279
6.00% due 06/01/2026	3,788	4,042
6.00% due 03/01/2027	6,067	6,475
6.00% due 12/01/2033	849	939
6.00% due 05/01/2034	3,353	3,723
6.00% due 08/01/2034	250	278
6.00% due 06/01/2040	1,640	1,831
6.50% due 11/01/2035	1,575	1,719
6.50% due 10/01/2037	495	536
7.00% due 06/01/2037	6,241	7,088
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. FRS 1.85% (12 ML+1.57%) due 05/01/2037	$635	$659
2.07% (12 ML+1.82%) due 10/01/2040	588	611
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.61% (1 ML+2.15%) due 09/25/2031*(2)	4,100	4,100
Series 2019-HRP1, Class M2 2.61% (1 ML+2.15%) due 11/25/2039*(2)	17,776	17,491
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	21,749	21,183
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	30,746	29,702
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	14,246	14,080
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,209	1,200
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	7,198	6,948
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	12,553	12,082
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	11,532	11,332
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	17,356	16,990
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	56,822	55,227
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	18,195	18,239
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	8,341	8,371
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	8,125	8,052
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(2)	19,023	18,997
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	24,825	24,399
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	25,878	25,726
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	10,172	10,252
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	13,086	13,164
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	1,285	1,288
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	11,767	11,703
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	22,144	22,038
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	23,423	23,425

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	$28,362	$28,844
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	14,231	14,233
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	13,172	13,109
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	11,209	11,165
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	18,073	18,064
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	25,182	25,422
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	20,696	21,067
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	13,002	13,112
		1,036,963
Government National Mtg. Assoc. — 10.3%
2.00% due April 30 TBA	625,000	594,525
2.50% due April 30 TBA	175,000	169,914
2.50% due May 30 TBA	150,000	145,318
3.00% due April 30 TBA	500,000	494,622
3.00% due May 30 TBA	500,000	493,332
3.50% due April 30 TBA	1,035,000	1,041,489
4.00% due 10/15/2040	12,694	13,488
4.00% due 02/15/2041	5,859	6,156
4.00% due 09/15/2041	5,543	5,824
4.00% due 10/15/2041	2,714	2,800
4.00% due April 30 TBA	650,000	663,254
4.50% due 06/15/2041	42,987	46,165
5.00% due 01/15/2033	527	568
5.00% due 01/15/2040	25,167	27,489
5.50% due 04/15/2036	35,789	38,271
6.50% due 07/15/2028	32,645	34,886
6.50% due 08/15/2028	1,759	1,879
6.50% due 09/15/2028	3,622	3,871
6.50% due 11/15/2028	5,217	5,575
7.00% due 01/15/2033	2,352	2,578
7.00% due 05/15/2033	3,537	3,867
7.00% due 11/15/2033	1,500	1,644
8.00% due 02/15/2030	952	986
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	15,999	15,927
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	7,395	7,401
Series 2013-37, Class LG 2.00% due 01/20/2042(2)	13,950	13,854
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	27	28
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	809	865
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	785	853
		3,837,429
Security Description	Principal Amount(16)		Value (Note 2)
Uniform Mtg. Backed Securities — 24.8%
1.50% due April 15 TBA		$200,000	$189,641
2.50% due May 30 TBA		1,775,000	1,691,674
2.50% due April 30 TBA		1,800,000	1,719,562
2.00% due April 15 TBA		225,000	218,549
2.00% due April 30 TBA		1,760,000	1,634,513
2.00% due June 30 TBA		865,000	800,056
3.00% due April 30 TBA		1,125,000	1,101,648
3.50% due April 30 TBA		725,000	726,827
4.00% due April 30 TBA		640,000	653,800
4.50% due April 30 TBA		425,000	440,871
			9,177,141
Total U.S. Government Agencies (cost $14,740,974)			14,564,618
U.S. GOVERNMENT TREASURIES — 17.6%
United States Treasury Bonds — 12.1%
0.13% due 02/15/2051 TIPS(7)		26,990	28,093
0.88% due 02/15/2047 TIPS(7)		145,548	176,522
1.00% due 02/15/2048 TIPS(7)		34,194	42,982
1.25% due 05/15/2050		553,000	413,281
1.38% due 08/15/2050		20,000	15,427
1.63% due 11/15/2050		260,000	213,484
2.00% due 08/15/2051		145,000	130,749
2.25% due 08/15/2046		115,000	107,781
2.50% due 02/15/2045(13)		150,000	146,484
2.88% due 08/15/2045		190,000	198,513
3.00% due 05/15/2045(13)(14)		370,000	393,992
3.00% due 11/15/2045		202,000	215,943
3.13% due 08/15/2044		440,000	476,455
3.38% due 05/15/2044		1,185,000	1,332,662
3.63% due 02/15/2044		105,000	122,300
3.75% due 11/15/2043		105,000	124,351
5.00% due 05/15/2037		256,000	342,460
			4,481,479
United States Treasury Notes — 5.5%
0.63% due 05/15/2030		650,000	566,998
0.75% due 07/15/2028 TIPS(7)		101,896	111,686
1.25% due 08/15/2031		640,000	582,100
1.63% due 05/15/2031		830,000	781,886
			2,042,670
Total U.S. Government Treasuries (cost $6,765,149)			6,524,149
FOREIGN GOVERNMENT OBLIGATIONS — 5.8%
Sovereign — 5.8%
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	100,000	94,500
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	140,252
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	755,000	149,113
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	120,000	125,834

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(16)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	60,000	$50,420
Government of Romania Notes 2.75% due 04/14/2041	EUR	20,000	16,894
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	20,000	19,107
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	52,000	56,398
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	96,573
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	100,000	101,942
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	100,000	90,049
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	82,013
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	192,008
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	103,711
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	96,239
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	100,000	107,607
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	100,000	93,893
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	98,312
Russian Federation Bonds 5.90% due 03/12/2031†(8)(9)	RUB	10,140,000	3,744
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	121,090
United Mexican States Senior Bonds 4.75% due 03/08/2044		80,000	78,786
United Mexican States Bonds 7.75% due 05/29/2031	MXN	4,905,100	237,598
Total Foreign Government Obligations (cost $2,705,655)			2,156,083
Security Description	Shares/ Principal Amount(16)	Value (Note 2)
OPTIONS — PURCHASED†(10) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $22,346)	4,350,980	$2,071
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(8)	4	14
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	$10,000	52
Total Escrows And Litigation Trusts (cost $0)		66
Total Long-Term Investment Securities (cost $51,915,509)		49,379,674
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 0.17%(11) (cost $150,214)	150,214	150,214
REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(12)	180,000	180,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)	145,000	145,000
BNP Paribas SA Joint Repurchase Agreement(12)	125,000	125,000
Deutsche Bank AG Joint Repurchase Agreement(12)	200,000	200,000
RBS Securities, Inc. Joint Repurchase Agreement(12)	185,000	185,000
Total Repurchase Agreements (cost $835,000)		835,000
TOTAL INVESTMENTS (cost $52,900,723)(15)	135.9%	50,364,888
Liabilities in excess of other assets	(35.9)	(13,317,927)
NET ASSETS	100.0%	$37,046,961

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $10,234,569 representing 27.6% of net assets.

(1)  Commercial Mortgage Backed Security

(2)  Collateralized Mortgage Obligation

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2022.

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Collateralized Loan Obligation

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

(6)  Interest Only

(7)  Principal amount of security is adjusted for inflation.

(8)  Securities classified as Level 3 (see Note 2).

(9)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount		Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation Bonds 5.90% due 03/12/2031	05/27/2021	RUB	10,140,000	$127,661	$3,744	$0.04	0.01%

(10)  Options Purchased

Over the Counter Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	November 2022	CNY	7.27	$1,562	$7,500	$1,492	$(6,008)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.275 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	1,597	7,442	386	(7,056)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.375 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	463	2,454	100	(2,354)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	729	4,950	93	(4,857)
						$22,346	$2,071	$(20,275)

CNY — Chinese Yuan

USD — United States Dollar

(11)  The rate shown is the 7-day yield as of March 31, 2022.

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  Denominated in United States dollars unless otherwise indicated.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RUB — New Russian Ruble

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

SOFR — Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Short	Euro-Bund	June 2022	$1,275,318	$1,228,623	$46,695
2	Short	Euro-BUXL 30 Year Bonds	June 2022	442,124	411,967	30,157
7	Short	U.S. Treasury 10 Year Ultra Notes	June 2022	976,683	948,281	28,402
11	Short	U.S. Treasury Long Bonds	June 2022	1,684,049	1,650,688	33,361
10	Short	U.S. Treasury Ultra Bonds	June 2022	1,821,971	1,771,250	50,721
						$189,336
						Unrealized (Depreciation)
7	Short	U.S. Treasury 10 Year Notes	June 2022	$859,500	$860,125	$(625)
4	Long	U.S. Treasury 5 Year Notes	June 2022	472,945	458,750	(14,195)
						$(14,820)
Net Unrealized Appreciation (Depreciation)						$174,516

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	MXN	3,540,000	USD	166,747	06/15/2022	$—	$(8,974)
Deutsche Bank AG	EUR	1,279,000	USD	1,433,273	06/15/2022	14,558	—
Goldman Sachs International	BRL	715,000	USD	137,855	06/15/2022	—	(9,287)
Morgan Stanley & Co., Inc.	EUR	57,000	USD	62,692	06/15/2022	—	(535)
NatWest Markets PLC	USD	46,047	EUR	42,000	06/15/2022	541	—
Standard Chartered Bank	USD	26,640	EUR	24,000	06/15/2022	—	(18)
Unrealized Appreciation (Depreciation)						$15,099	$(18,814)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	335	12/15/2026	12 Month SOFR/Annually	1.00%/Annually	$(548)	$18,835

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,814,066	$136,314	**	$—	$5,950,380
Asset Backed Securities	—	8,530,607		—	8,530,607
U.S. Corporate Bonds & Notes	—	10,052,522		—	10,052,522
Foreign Corporate Bonds & Notes	—	854,373		—	854,373
Municipal Bond & Notes	—	744,805		—	744,805
U.S. Government Agencies	—	14,564,618		—	14,564,618
U.S. Government Treasuries	—	6,524,149		—	6,524,149
Foreign Government Obligations	—	2,152,339		3,744	2,156,083
Options — Purchased	—	2,071		—	2,071
Escrows and Litigation Trusts	—	52		14	66
Short-Term Investment Securities	150,214	—		—	150,214
Repurchase Agreements	—	835,000		—	835,000
Total Investments at Value	$5,964,280	$44,396,850		$3,758	$50,364,888
Other Financial Instruments:†
Futures Contracts	$189,336	$—		$—	$189,336
Forward Foreign Currency Contracts	—	15,099		—	15,099
Centrally Cleared Interest Rate Swap Contracts	—	18,835		—	18,835
Total Other Financial Instruments	$189,336	$33,934		$—	$223,270
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$14,820	$—		$—	$14,820
Forward Foreign Currency Contracts	—	18,814		—	18,814
Total Other Financial Instruments	$14,820	$18,814		$—	$33,634

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.

See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Medical-Drugs	4.2%
Computers	4.0
Repurchase Agreements	3.8
Applications Software	3.8
Diversified Banking Institutions	3.7
Commercial Paper	3.0
Real Estate Investment Trusts	2.8
Web Portals/ISP	2.7
Electronic Components-Semiconductors	2.5
E-Commerce/Products	2.3
Uniform Mtg. Backed Securities	2.2
Diversified Financial Services	2.2
Banks-Commercial	2.0
Electric-Integrated	1.9
Auto-Cars/Light Trucks	1.9
Telephone-Integrated	1.7
Medical-Biomedical/Gene	1.6
Retail-Discount	1.6
Oil Companies-Integrated	1.5
Computer Services	1.5
Semiconductor Components-Integrated Circuits	1.4
United States Treasury Bonds	1.3
Cosmetics & Toiletries	1.3
Retail-Auto Parts	1.2
Medical Products	1.1
Insurance-Multi-line	1.0
Computer Aided Design	1.0
Oil Companies-Exploration & Production	1.0
Enterprise Software/Service	1.0
Medical Instruments	0.9
Chemicals-Diversified	0.9
Internet Content-Entertainment	0.9
Pipelines	0.9
Tobacco	0.8
Networking Products	0.8
Aerospace/Defense	0.8
Cable/Satellite TV	0.8
Beverages-Non-alcoholic	0.7
Insurance-Life/Health	0.7
Semiconductor Equipment	0.7
Exchange-Traded Funds	0.7
Retail-Restaurants	0.7
Federal National Mtg. Assoc.	0.7
United States Treasury Notes	0.7
Computer Software	0.7
Electronic Measurement Instruments	0.6
Transport-Rail	0.6
Electronic Forms	0.6
Chemicals-Specialty	0.6
Investment Management/Advisor Services	0.5
Oil Refining & Marketing	0.5
Metal-Diversified	0.5
Insurance-Property/Casualty	0.5
Medical-HMO	0.5
Electric Products-Misc.	0.5
Government National Mtg. Assoc.	0.5
Medical Labs & Testing Services	0.5
Hotels/Motels	0.5
Food-Retail	0.5
Transport-Services	0.4
Real Estate Management/Services	0.4
Medical-Wholesale Drug Distribution	0.4%
Building Products-Air & Heating	0.4
E-Commerce/Services	0.4
Diversified Manufacturing Operations	0.4
Non-Hazardous Waste Disposal	0.4
Retail-Apparel/Shoe	0.4
Consulting Services	0.4
Building-Residential/Commercial	0.4
Medical-Hospitals	0.4
Building & Construction Products-Misc.	0.4
Finance-Auto Loans	0.4
Federal Home Loan Mtg. Corp.	0.3
Oil-Field Services	0.3
Food-Misc./Diversified	0.3
Retail-Building Products	0.3
Machinery-Farming	0.3
Audio/Video Products	0.3
Electronic Components-Misc.	0.3
Cellular Telecom	0.3
Machinery-General Industrial	0.3
Investment Companies	0.3
Diagnostic Kits	0.3
Insurance-Reinsurance	0.3
Human Resources	0.3
Distribution/Wholesale	0.2
Private Equity	0.2
Machinery-Construction & Mining	0.2
Internet Content-Information/News	0.2
Data Processing/Management	0.2
Finance-Consumer Loans	0.2
Apparel Manufacturers	0.2
Independent Power Producers	0.2
Banks-Super Regional	0.2
Commercial Services-Finance	0.2
Beverages-Wine/Spirits	0.2
Gas-Distribution	0.2
Transport-Marine	0.2
Finance-Credit Card	0.2
Aerospace/Defense-Equipment	0.2
Agricultural Chemicals	0.2
Instruments-Controls	0.2
Toys	0.2
Retail-Hypermarkets	0.2
Advertising Services	0.2
MRI/Medical Diagnostic Imaging	0.2
Finance-Other Services	0.2
Containers-Paper/Plastic	0.2
Radio	0.2
Insurance Brokers	0.2
Electric-Generation	0.2
Casino Hotels	0.2
Containers-Metal/Glass	0.2
Gambling (Non-Hotel)	0.2
Funeral Services & Related Items	0.2
Finance-Investment Banker/Broker	0.2
Auto/Truck Parts & Equipment-Original	0.1
Machinery-Pumps	0.1
Auto-Heavy Duty Trucks	0.1
Entertainment Software	0.1
Office Automation & Equipment	0.1
Real Estate Operations & Development	0.1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Industry Allocation* (continued)
Pharmacy Services	0.1%
Food-Dairy Products	0.1
Steel-Producers	0.1
Multimedia	0.1
Building & Construction-Misc.	0.1
Electronic Security Devices	0.1
Publishing-Newspapers	0.1
Office Supplies & Forms	0.1
Metal-Aluminum	0.1
Retail-Jewelry	0.1
Commercial Services	0.1
Casino Services	0.1
Internet Gambling	0.1
Finance-Mortgage Loan/Banker	0.1
Computer Data Security	0.1
Machinery-Electrical	0.1
Coatings/Paint	0.1
Metal-Copper	0.1
Lighting Products & Systems	0.1
Airlines	0.1
Advertising Agencies	0.1
Firearms & Ammunition	0.1
Internet Security	0.1
Rental Auto/Equipment	0.1
Disposable Medical Products	0.1
Import/Export	0.1
Agricultural Biotech	0.1
Resorts/Theme Parks	0.1
Building-Heavy Construction	0.1
Rubber-Tires	0.1
Textile-Apparel	0.1
Hazardous Waste Disposal	0.1
Machine Tools & Related Products	0.1
Food-Meat Products	0.1
Retail-Regional Department Stores	0.1
Agricultural Operations	0.1
Building Products-Cement	0.1
Television	0.1
Food-Confectionery	0.1
Industrial Automated/Robotic	0.1
Financial Guarantee Insurance	0.1
Telecom Equipment-Fiber Optics	0.1
Diversified Operations	0.1
Computers-Memory Devices	0.1
Retail-Perfume & Cosmetics	0.1
Building-Maintenance & Services	0.1
Web Hosting/Design	0.1
Motion Pictures & Services	0.1
Theaters	0.1
Filtration/Separation Products	0.1
Broadcast Services/Program	0.1
Finance-Leasing Companies	0.1
Municipal Bonds & Notes	0.1
Publishing-Books	0.1
Batteries/Battery Systems	0.1
Retail-Convenience Store	0.1
Medical-Outpatient/Home Medical	0.1
102.6%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 78.2%
Advanced Materials — 0.0%
Materion Corp.	111	$9,517
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	3,194	113,227
Advertising Services — 0.2%
Entravision Communications Corp., Class A	1,923	12,326
Publicis Groupe SA	5,175	314,363
		326,689
Aerospace/Defense — 0.7%
General Dynamics Corp.	3,648	879,825
Lockheed Martin Corp.	1,313	579,558
National Presto Industries, Inc.	116	8,926
		1,468,309
Aerospace/Defense-Equipment — 0.1%
Aerojet Rocketdyne Holdings, Inc.†	1,448	56,979
Barnes Group, Inc.	206	8,279
HEICO Corp.	863	132,505
Kaman Corp.	322	14,001
Moog, Inc., Class A	373	32,749
		244,513
Agricultural Biotech — 0.1%
Corteva, Inc.	2,748	157,955
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,141	117,591
Fertiglobe PLC	66,176	90,132
Intrepid Potash, Inc.†	238	19,549
		227,272
Agricultural Operations — 0.1%
Andersons, Inc.	276	13,872
Archer-Daniels-Midland Co.	1,326	119,685
		133,557
Airlines — 0.1%
Copa Holdings SA, Class A†	1,037	86,734
SkyWest, Inc.†	715	20,628
		107,362
Apparel Manufacturers — 0.2%
Hermes International	227	321,973
Kontoor Brands, Inc.	196	8,105
Oxford Industries, Inc.	105	9,502
Tapestry, Inc.	2,856	106,100
		445,680
Appliances — 0.0%
Dixon Technologies India, Ltd.	816	46,038
Applications Software — 3.7%
Agilysys, Inc.†	263	10,489
Brightcove, Inc.†	689	5,374
Digi International, Inc.†	294	6,327
Intuit, Inc.	3,607	1,734,390
Microsoft Corp.	18,281	5,636,215
Outbrain, Inc.†	751	8,058
Roper Technologies, Inc.	271	127,974
Security Description	Shares	Value (Note 2)
Applications Software (continued)
Sage Group PLC	22,416	$205,562
ServiceNow, Inc.†	196	109,151
Sprout Social, Inc., Class A†	816	65,378
		7,908,918
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	1,108	39,545
Audio/Video Products — 0.3%
Dolby Laboratories, Inc., Class A	1,580	123,588
Sonos, Inc.†	2,005	56,581
Sony Group Corp.	4,600	474,770
Universal Electronics, Inc.†	146	4,561
		659,500
Auto-Cars/Light Trucks — 1.7%
Ford Motor Co.	62,617	1,058,853
Porsche Automobil Holding SE (Preference Shares)	2,662	257,894
Rivian Automotive, Inc., Class A†	2,576	129,418
Stellantis NV	20,312	328,697
Tesla, Inc.†	1,667	1,796,359
Toyota Motor Corp.	2,800	50,158
		3,621,379
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	586	120,194
TuSimple Holdings, Inc., Class A†	4,728	57,682
Volvo AB, Class B	5,973	111,405
		289,281
Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	2,995	117,584
American Axle & Manufacturing Holdings, Inc.†	2,556	19,835
Gentherm, Inc.†	125	9,130
Koito Manufacturing Co., Ltd.	2,000	80,968
Shyft Group, Inc.	221	7,980
Titan International, Inc.†	926	13,640
Visteon Corp.†	497	54,238
		303,375
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	208	8,973
Banks-Commercial — 1.8%
Ameris Bancorp	192	8,425
Associated Banc-Corp	425	9,673
Atlantic Union Bankshares Corp.	520	19,079
Banco Bilbao Vizcaya Argentaria SA	58,270	333,174
Bank Central Asia Tbk PT	484,800	268,598
Bank Leumi Le-Israel BM	30,997	332,755
Banner Corp.	343	20,076
BOC Hong Kong Holdings, Ltd.	44,000	165,564
Byline Bancorp, Inc.	178	4,749
Cathay General Bancorp	1,119	50,075
Central Pacific Financial Corp.	349	9,737
China Merchants Bank Co., Ltd.	40,500	316,603
ConnectOne Bancorp, Inc.	316	10,115
Customers Bancorp, Inc.†	798	41,608
DBS Group Holdings, Ltd.	14,900	391,726

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Eagle Bancorp, Inc.	236	$13,454
East West Bancorp, Inc.	2,953	233,346
Enterprise Financial Services Corp.	375	17,741
First BanCorp/Puerto Rico	3,725	48,872
First Busey Corp.	432	10,947
First Commonwealth Financial Corp.	620	9,399
First Financial Corp.	236	10,214
First Foundation, Inc.	373	9,060
Fulton Financial Corp.	1,752	29,118
Great Southern Bancorp, Inc.	127	7,494
Hancock Whitney Corp.	1,113	58,043
Hanmi Financial Corp.	375	9,229
Heartland Financial USA, Inc.	328	15,688
Hilltop Holdings, Inc.	820	24,108
HomeStreet, Inc.	386	18,289
Hope Bancorp, Inc.	2,290	36,823
Horizon Bancorp, Inc.	421	7,860
ICICI Bank, Ltd.	36,635	351,345
Independent Bank Corp.	247	5,434
International Bancshares Corp.	223	9,413
Israel Discount Bank, Ltd., Class A	22,065	137,100
Meta Financial Group, Inc.	708	38,883
Midland States Bancorp, Inc.	260	7,504
Mizrahi Tefahot Bank, Ltd.	784	30,497
NBT Bancorp, Inc.	427	15,428
Nicolet Bankshares, Inc.†	62	5,801
OFG Bancorp	621	16,544
Peoples Bancorp, Inc.	182	5,698
Popular, Inc.	1,451	118,605
Preferred Bank	156	11,558
QCR Holdings, Inc.	154	8,715
S&T Bancorp, Inc.	184	5,443
SVB Financial Group†	198	110,771
UMB Financial Corp.	397	38,573
United Overseas Bank, Ltd.	14,700	344,804
WesBanco, Inc.	586	20,135
		3,823,893
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	346	13,937
PNC Financial Services Group, Inc.	647	119,339
Wells Fargo & Co.	2,306	111,749
		245,025
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	19,225	1,191,950
Coca-Cola Consolidated, Inc.	67	33,289
Coca-Cola HBC AG	4,296	89,589
PepsiCo, Inc.	1,447	242,199
Primo Water Corp.	2,082	29,668
		1,586,695
Beverages-Wine/Spirits — 0.2%
Diageo PLC	8,663	437,856
Brewery — 0.0%
Carlsberg A/S, Class B	663	80,949
Security Description	Shares	Value (Note 2)
Building & Construction Products-Misc. — 0.3%
Cie de Saint-Gobain	5,954	$354,323
James Hardie Industries PLC CDI	6,805	204,788
Simpson Manufacturing Co., Inc.	83	9,051
		568,162
Building & Construction-Misc. — 0.1%
Comfort Systems USA, Inc.	260	23,143
Eiffage SA	2,056	210,735
MYR Group, Inc.†	97	9,122
NV5 Global, Inc.†	77	10,264
		253,264
Building Products-Air & Heating — 0.4%
Carrier Global Corp.	2,681	122,977
Daikin Industries, Ltd.	1,500	273,112
Johnson Controls International PLC	5,777	378,798
Modine Manufacturing Co.†	663	5,974
SPX Corp.†	465	22,976
		803,837
Building Products-Cement — 0.1%
CRH PLC	3,296	131,970
Building Products-Doors & Windows — 0.0%
Griffon Corp.	653	13,080
JELD-WEN Holding, Inc.†	373	7,564
Masonite International Corp.†	145	12,896
		33,540
Building Products-Wood — 0.0%
Boise Cascade Co.	676	46,962
UFP Industries, Inc.	738	56,944
		103,906
Building-Heavy Construction — 0.0%
Sterling Construction Co., Inc.†	430	11,524
Vinci SA	776	79,336
		90,860
Building-Maintenance & Services — 0.1%
Terminix Global Holdings, Inc.†	2,642	120,554
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Champion Corp.†	752	41,270
Building-Residential/Commercial — 0.2%
Beazer Homes USA, Inc.†	955	14,535
Berkeley Group Holdings PLC	1,477	71,892
Daiwa House Industry Co., Ltd.	8,600	224,682
Iida Group Holdings Co., Ltd.	3,500	60,584
Toll Brothers, Inc.	2,458	115,575
Tri Pointe Homes, Inc.†	2,089	41,947
		529,215
Cable/Satellite TV — 0.3%
Comcast Corp., Class A	11,526	539,647
Liberty Latin America, Ltd., Class C†	3,505	33,613
		573,260
Casino Hotels — 0.1%
Boyd Gaming Corp.	1,737	114,260
Casino Services — 0.1%
Aristocrat Leisure, Ltd.	7,066	191,569

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cellular Telecom — 0.2%
MTN Group, Ltd.	9,987	$129,405
Telstra Corp., Ltd.	103,711	305,854
		435,259
Chemicals-Diversified — 0.8%
AdvanSix, Inc.	565	28,866
Arkema SA	1,000	119,303
Celanese Corp.	862	123,154
Codexis, Inc.†	1,715	35,363
Covestro AG*	3,974	200,799
Dow, Inc.	1,882	119,921
DuPont de Nemours, Inc.	8,167	600,928
Eastman Chemical Co.	1,080	121,025
Innospec, Inc.	287	26,562
LyondellBasell Industries NV, Class A	1,134	116,598
Nitto Denko Corp.	800	57,334
Olin Corp.	2,384	124,635
Orion Engineered Carbons SA	580	9,263
Stepan Co.	134	13,240
		1,696,991
Chemicals-Other — 0.0%
American Vanguard Corp.	330	6,706
Chemicals-Specialty — 0.4%
Balchem Corp.	65	8,885
Brenntag SE	3,866	312,601
Minerals Technologies, Inc.	322	21,300
Sensient Technologies Corp.	108	9,067
Shin-Etsu Chemical Co., Ltd.	2,200	335,248
Tronox Holdings PLC, Class A	2,795	55,313
Zymergen, Inc.†	4,033	11,655
		754,069
Coal — 0.0%
SunCoke Energy, Inc.	1,831	16,314
Warrior Met Coal, Inc.	430	15,958
		32,272
Coatings/Paint — 0.1%
Asian Paints, Ltd.	1,989	80,354
Axalta Coating Systems, Ltd.†	4,421	108,668
		189,022
Commercial Services — 0.1%
Cintas Corp.	324	137,826
John Wiley & Sons, Inc., Class A	173	9,174
LiveRamp Holdings, Inc.†	891	33,315
Medifast, Inc.	47	8,027
SP Plus Corp.†	245	7,683
		196,025
Commercial Services-Finance — 0.1%
FleetCor Technologies, Inc.†	491	122,289
PayPal Holdings, Inc.†	1,333	154,161
		276,450
Computer Aided Design — 1.0%
Altair Engineering, Inc., Class A†	148	9,531
Autodesk, Inc.†	570	122,179
Security Description	Shares	Value (Note 2)
Computer Aided Design (continued)
Cadence Design Systems, Inc.†	5,495	$903,708
Synopsys, Inc.†	3,377	1,125,453
		2,160,871
Computer Data Security — 0.1%
Fortinet, Inc.†	416	142,164
OneSpan, Inc.†	471	6,801
Qualys, Inc.†	267	38,024
		186,989
Computer Services — 1.5%
Accenture PLC, Class A	6,384	2,152,876
Capgemini SE	1,135	252,473
Globant SA†	224	58,704
Nomura Research Institute, Ltd.	7,500	245,289
NTT Data Corp.	7,900	154,948
SCSK Corp.	2,700	46,269
Tata Consultancy Services, Ltd.	6,216	305,938
		3,216,497
Computer Software — 0.6%
Avid Technology, Inc.†	895	31,209
Dropbox, Inc., Class A†	5,043	117,250
Nutanix, Inc., Class A†	4,466	119,778
Snowflake, Inc., Class A†	4,057	929,580
Xperi Holding Corp.	1,987	34,415
Ziff Davis, Inc.†	88	8,516
		1,240,748
Computers — 3.9%
Apple, Inc.	46,926	8,193,749
Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	317	10,169
Super Micro Computer, Inc.†	225	8,566
		18,735
Computers-Memory Devices — 0.1%
Pure Storage, Inc., Class A†	3,423	120,866
Computers-Other — 0.0%
PlayAGS, Inc.†	604	4,029
Consulting Services — 0.4%
CRA International, Inc.	103	8,679
Gartner, Inc.†	2,419	719,556
ICF International, Inc.	94	8,849
Vectrus, Inc.†	136	4,877
		741,961
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.	915	114,458
O-I Glass, Inc.†	2,479	32,673
		147,131
Containers-Paper/Plastic — 0.1%
WestRock Co.	2,643	124,300
Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	13,184	999,743
L'Oreal SA	1,213	485,522
Procter & Gamble Co.	7,897	1,206,662
		2,691,927

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	812	$53,876
CSG Systems International, Inc.	373	23,712
DocuSign, Inc.†	2,899	310,541
Fidelity National Information Services, Inc.	1,213	121,809
		509,938
Diagnostic Kits — 0.3%
Hologic, Inc.†	3,750	288,075
IDEXX Laboratories, Inc.†	237	129,653
Meridian Bioscience, Inc.†	1,079	28,011
Ortho Clinical Diagnostics Holdings PLC†	1,463	27,300
Quidel Corp.†	1,053	118,420
		591,459
Direct Marketing — 0.0%
Quotient Technology, Inc.†	1,341	8,556
Disposable Medical Products — 0.1%
Merit Medical Systems, Inc.†	134	8,913
Teleflex, Inc.	378	134,126
		143,039
Distribution/Wholesale — 0.2%
Copart, Inc.†	917	115,056
Ferguson PLC	2,294	311,387
G-III Apparel Group, Ltd.†	336	9,089
Resideo Technologies, Inc.†	353	8,412
Titan Machinery, Inc.†	407	11,502
Veritiv Corp.†	289	38,608
		494,054
Diversified Banking Institutions — 2.9%
Banco Santander SA	124,888	423,741
Citigroup, Inc.	22,838	1,219,549
Goldman Sachs Group, Inc.	4,381	1,446,168
JPMorgan Chase & Co.	17,135	2,335,843
Sumitomo Mitsui Financial Group, Inc.	5,200	165,954
UBS Group AG	23,727	463,554
		6,054,809
Diversified Financial Services — 0.1%
KB Financial Group, Inc.	4,368	219,590
Diversified Manufacturing Operations — 0.4%
3M Co.	772	114,935
A.O. Smith Corp.	1,808	115,513
Eaton Corp. PLC	789	119,739
Federal Signal Corp.	240	8,100
Parker-Hannifin Corp.	344	97,614
Textron, Inc.	4,332	322,214
Toshiba Corp.	600	22,767
		800,882
Diversified Minerals — 0.0%
BHP Group, Ltd.	1,897	72,731
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	17,000	124,638
Security Description	Shares	Value (Note 2)
Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	14,339	$105,737
E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd.†	22,400	306,595
Alibaba Group Holding, Ltd. ADR†	1,180	128,384
Amazon.com, Inc.†	1,274	4,153,176
eBay, Inc.	2,064	118,185
JD.com, Inc. ADR†	899	52,025
JD.com, Inc., Class A†	1,312	38,426
JD.com, Inc., Class A Lock-Up Shares†(1)	566	16,485
		4,813,276
E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	49	115,074
Cargurus, Inc.†	1,397	59,316
Cars.com, Inc.†	1,025	14,791
ChannelAdvisor Corp.†	503	8,335
DoorDash, Inc., Class A†	1,033	121,057
EverQuote, Inc., Class A†	909	14,708
Expedia Group, Inc.†	672	131,490
MercadoLibre, Inc.†	91	108,243
TrueCar, Inc.†	2,477	9,784
Uber Technologies, Inc.†	3,471	123,845
		706,643
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	995	11,542
Electric Products-Misc. — 0.5%
AMETEK, Inc.	4,984	663,769
Emerson Electric Co.	2,152	211,003
Legrand SA	1,354	128,721
		1,003,493
Electric-Distribution — 0.0%
E.ON SE	6,138	71,383
Electric-Generation — 0.1%
Constellation Energy Corp.	2,318	130,387
Electric-Integrated — 1.7%
AES Corp.	19,341	497,644
ALLETE, Inc.	464	31,079
Ameren Corp.	1,410	132,202
American Electric Power Co., Inc.	8,016	799,756
DTE Energy Co.	1,034	136,705
Duke Energy Corp.	1,201	134,104
Edison International	1,999	140,130
Enel SpA	8,971	59,909
Eversource Energy	1,396	123,113
Exelon Corp.	1,810	86,210
FirstEnergy Corp.	3,071	140,836
Fortum Oyj	17,439	316,576
Otter Tail Corp.	242	15,125
PNM Resources, Inc.	1,267	60,398
Portland General Electric Co.	846	46,657
PPL Corp.	2,198	62,775
Southern Co.	6,769	490,820
WEC Energy Group, Inc.	1,238	123,565
Xcel Energy, Inc.	1,808	130,483
		3,528,087

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 0.3%
Atkore, Inc.†	595	$58,572
CTS Corp.	268	9,471
Garmin, Ltd.	1,444	171,273
Hoya Corp.	3,000	342,335
Knowles Corp.†	1,602	34,491
Vishay Intertechnology, Inc.	462	9,055
		625,197
Electronic Components-Semiconductors — 2.4%
Advanced Micro Devices, Inc.†	1,940	212,120
Alpha & Omega Semiconductor, Ltd.†	990	54,104
Ambarella, Inc.†	104	10,912
ASPEED Technology, Inc.	1,000	112,788
CEVA, Inc.†	364	14,797
Intel Corp.	2,441	120,976
Lattice Semiconductor Corp.†	797	48,577
MACOM Technology Solutions Holdings, Inc.†	943	56,457
MediaTek, Inc.	5,000	155,894
Monolithic Power Systems, Inc.	252	122,391
NVIDIA Corp.	12,745	3,477,601
Samsung Electronics Co., Ltd.	9,542	545,112
Semtech Corp.†	807	55,957
Synaptics, Inc.†	232	46,284
		5,033,970
Electronic Forms — 0.6%
Adobe, Inc.†	2,606	1,187,346
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	3,435	454,553
Fortive Corp.	10,519	640,923
Itron, Inc.†	1,093	57,579
Shimadzu Corp.	5,200	179,061
		1,332,116
Electronic Parts Distribution — 0.0%
Sinbon Electronics Co., Ltd.	6,000	54,176
Electronic Security Devices — 0.1%
Allegion PLC	2,510	275,548
Electronics-Military — 0.0%
Thales SA	358	45,206
Enterprise Software/Service — 0.7%
American Software, Inc., Class A	419	8,732
Appian Corp.†	548	33,329
Atlassian Corp. PLC, Class A†	2,092	614,692
Benefitfocus, Inc.†	454	5,730
Blackbaud, Inc.†	143	8,561
Domo, Inc., Class B†	1,063	53,756
Donnelley Financial Solutions, Inc.†	689	22,916
Intapp, Inc.†	655	15,727
Manhattan Associates, Inc.†	1,293	179,352
SS&C Technologies Holdings, Inc.	1,598	119,882
TOTVS SA	28,914	220,937
Workday, Inc., Class A†	506	121,167
		1,404,781
Security Description	Shares	Value (Note 2)
Entertainment Software — 0.1%
Electronic Arts, Inc.	942	$119,172
PearlAbyss Corp.†	319	25,979
Square Enix Holdings Co., Ltd.	3,800	168,215
		313,366
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	1,912	99,290
ESCO Technologies, Inc.	124	8,670
		107,960
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	12,347	536,848
Finance-Consumer Loans — 0.2%
LendingClub Corp.†	1,947	30,724
Navient Corp.	2,805	47,797
OneMain Holdings, Inc.	2,392	113,405
Oportun Financial Corp.†	340	4,882
SLM Corp.	8,590	157,713
Synchrony Financial	2,651	92,281
		446,802
Finance-Credit Card — 0.2%
Capital One Financial Corp.	1,087	142,712
Discover Financial Services	789	86,940
Mastercard, Inc., Class A	161	57,538
Pagseguro Digital, Ltd., Class A†	3,955	79,298
		366,488
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	340	9,214
Evercore, Inc., Class A	1,076	119,781
Moelis & Co., Class A	197	9,249
Piper Sandler Cos.	165	21,656
Virtu Financial, Inc., Class A	3,373	125,543
		285,443
Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†	1,160	52,977
PennyMac Financial Services, Inc.	797	42,401
		95,378
Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	6,270	27,588
Hong Kong Exchanges & Clearing, Ltd.	1,700	80,116
SEI Investments Co.	1,995	120,119
		227,823
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	8,606	116,611
Radian Group, Inc.	447	9,928
		126,539
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	833	114,729
Smith & Wesson Brands, Inc.	2,817	42,621
Sturm Ruger & Co., Inc.	399	27,779
		185,129
Fisheries — 0.0%
Toyo Suisan Kaisha, Ltd.	2,100	75,097

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Baking — 0.0%
Hostess Brands, Inc.†	1,371	$30,080
Food-Confectionery — 0.1%
Hershey Co.	590	127,812
Food-Dairy Products — 0.1%
China Mengniu Dairy Co., Ltd.	30,000	161,094
Yakult Honsha Co., Ltd.	2,500	133,437
		294,531
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	1,525	136,686
Food-Misc./Diversified — 0.2%
John B. Sanfilippo & Son, Inc.	113	9,429
Nestle SA	2,961	384,399
Nissin Foods Holdings Co., Ltd.	1,300	91,289
Simply Good Foods Co.†	828	31,423
		516,540
Food-Retail — 0.4%
Coles Group, Ltd.	20,378	271,613
Dino Polska SA†*	1,184	94,597
Ingles Markets, Inc., Class A	219	19,502
Koninklijke Ahold Delhaize NV	10,961	352,355
Shoprite Holdings, Ltd.	5,932	95,726
		833,793
Food-Wholesale/Distribution — 0.0%
United Natural Foods, Inc.†	1,066	44,079
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	124	9,474
Steven Madden, Ltd.	224	8,655
		18,129
Funeral Services & Related Items — 0.1%
Service Corp. International	1,840	121,109
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	396	22,996
International Game Technology PLC	1,914	47,237
Red Rock Resorts, Inc., Class A	1,234	59,923
		130,156
Gas-Distribution — 0.2%
New Jersey Resources Corp.	298	13,666
NiSource, Inc.	3,908	124,275
Northwest Natural Holding Co.	296	15,309
Osaka Gas Co., Ltd.	5,100	87,557
Tokyo Gas Co., Ltd.	10,200	186,847
		427,654
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	1,231	137,429
Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	360	9,385
Hotels/Motels — 0.5%
Bluegreen Vacations Holding Corp.†	278	8,220
Marriott International, Inc., Class A†	4,105	721,454
Travel & Leisure Co.	2,049	118,719
Wyndham Hotels & Resorts, Inc.	1,687	142,872
		991,265
Security Description	Shares	Value (Note 2)
Human Resources — 0.3%
AMN Healthcare Services, Inc.†	563	$58,738
Heidrick & Struggles International, Inc.	303	11,993
Kforce, Inc.	288	21,303
Korn Ferry	821	53,316
ManpowerGroup, Inc.	1,508	141,631
Recruit Holdings Co., Ltd.	4,600	201,376
Resources Connection, Inc.	337	5,776
TriNet Group, Inc.†	584	57,442
		551,575
Import/Export — 0.1%
ITOCHU Corp.	4,800	162,826
Independent Power Producers — 0.1%
NRG Energy, Inc.	4,806	184,358
Vistra Corp.	5,422	126,062
		310,420
Industrial Automated/Robotic — 0.1%
Omron Corp.	1,900	126,678
Instruments-Controls — 0.2%
Honeywell International, Inc.	1,668	324,559
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	814	138,722
Insurance-Life/Health — 0.7%
AIA Group, Ltd.	20,400	213,576
American Equity Investment Life Holding Co.	385	15,365
Aviva PLC	43,638	257,592
CNO Financial Group, Inc.	2,189	54,922
Dai-ichi Life Holdings, Inc.	9,200	187,165
Equitable Holdings, Inc.	17,810	550,507
NN Group NV	581	29,283
Unum Group	5,225	164,640
		1,473,050
Insurance-Multi-line — 1.0%
Allianz SE	2,116	505,289
Allstate Corp.	862	119,396
American Financial Group, Inc.	884	128,728
Chubb, Ltd.	594	127,056
Genworth Financial, Inc., Class A†	13,515	51,087
MetLife, Inc.	15,937	1,120,052
Zurich Insurance Group AG	270	133,118
		2,184,726
Insurance-Property/Casualty — 0.5%
AMERISAFE, Inc.	197	9,785
Arch Capital Group, Ltd.†	1,268	61,397
Berkshire Hathaway, Inc., Class B†	980	345,852
Employers Holdings, Inc.	239	9,804
Fidelity National Financial, Inc.	5,521	269,646
Gjensidige Forsikring ASA	1,987	49,294
Horace Mann Educators Corp.	882	36,894
Old Republic International Corp.	4,567	118,148
ProAssurance Corp.	450	12,096
Safety Insurance Group, Inc.	102	9,267
Selective Insurance Group, Inc.	121	10,813

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Stewart Information Services Corp.	414	$25,092
United Fire Group, Inc.	279	8,668
Universal Insurance Holdings, Inc.	731	9,861
WR Berkley Corp.	1,887	125,655
		1,102,272
Insurance-Reinsurance — 0.2%
Argo Group International Holdings, Ltd.	331	13,664
Axis Capital Holdings, Ltd.	2,077	125,596
Essent Group, Ltd.	1,359	56,004
Everest Re Group, Ltd.	405	122,059
Reinsurance Group of America, Inc.	1,152	126,098
		443,421
Internet Content-Entertainment — 0.8%
Meta Platforms, Inc., Class A†	3,934	874,764
Netflix, Inc.†	330	123,615
Pinterest, Inc., Class A†	22,718	559,090
Roku, Inc.†	908	113,745
		1,671,214
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	376	7,490
Tencent Holdings, Ltd.	9,406	443,732
		451,222
Internet Gambling — 0.1%
Entain PLC†	9,821	210,646
GAN, Ltd.†	2,097	10,107
NeoGames SA†	335	5,169
		225,922
Internet Security — 0.1%
Mimecast, Ltd.†	761	60,545
Palo Alto Networks, Inc.†	195	121,390
		181,935
Investment Companies — 0.2%
EXOR NV	1,705	130,044
Investor AB, Class B	14,212	308,628
Sofina SA	100	36,265
		474,937
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	2,456	737,684
Apollo Global Management, Inc.	1,832	113,566
BlackRock, Inc.	158	120,739
Blucora, Inc.†	577	11,280
LPL Financial Holdings, Inc.	588	107,416
Sculptor Capital Management, Inc.	730	10,169
Virtus Investment Partners, Inc.	125	29,999
		1,130,853
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,113	210,691
Lottery Services — 0.0%
La Francaise des Jeux SAEM*	2,019	80,027
Security Description	Shares	Value (Note 2)
Machine Tools & Related Products — 0.1%
Techtronic Industries Co., Ltd.	8,500	$136,933
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	245	10,535
Caterpillar, Inc.	569	126,785
Manitowoc Co, Inc.†	607	9,153
Sandvik AB	13,436	285,252
Terex Corp.	1,315	46,893
		478,618
Machinery-Electrical — 0.1%
Argan, Inc.	318	12,908
Franklin Electric Co., Inc.	105	8,719
Mitsubishi Electric Corp.	8,100	93,229
		114,856
Machinery-Farming — 0.3%
AGCO Corp.	2,584	377,341
Deere & Co.	346	143,749
Toro Co.	1,440	123,106
		644,196
Machinery-General Industrial — 0.3%
Albany International Corp., Class A	114	9,612
Altra Industrial Motion Corp.	1,210	47,105
GEA Group AG	3,628	149,896
Nordson Corp.	860	195,289
Otis Worldwide Corp.	1,546	118,965
Zurn Water Solutions Corp.	1,385	49,029
		569,896
Machinery-Pumps — 0.1%
Dover Corp.	735	115,321
Graco, Inc.	1,694	118,106
Watts Water Technologies, Inc., Class A	61	8,515
		241,942
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	907	8,725
Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.†	320	11,024
NextGen Healthcare, Inc.†	1,025	21,433
Schrodinger, Inc.†	394	13,443
		45,900
Medical Instruments — 0.9%
AngioDynamics, Inc.†	455	9,801
Boston Scientific Corp.†	2,810	124,455
Edwards Lifesciences Corp.†	6,491	764,120
Getinge AB, Class B	3,717	147,955
Intuitive Surgical, Inc.†	427	128,817
Medtronic PLC	6,348	704,311
Natus Medical, Inc.†	418	10,985
		1,890,444
Medical Labs & Testing Services — 0.5%
Eurofins Scientific SE	1,819	180,323
Fulgent Genetics, Inc.†	763	47,619
IQVIA Holdings, Inc.†	2,350	543,343

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services (continued)
Laboratory Corp. of America Holdings†	824	$217,256
Medpace Holdings, Inc.†	58	9,488
		998,029
Medical Products — 1.1%
Abbott Laboratories	12,942	1,531,815
ABIOMED, Inc.†	413	136,802
Accuray, Inc.†	2,768	9,162
Align Technology, Inc.†	230	100,280
AtriCure, Inc.†	256	16,812
Avanos Medical, Inc.†	313	10,485
Baxter International, Inc.	1,558	120,807
Glaukos Corp.†	232	13,414
Inari Medical, Inc.†	120	10,877
Inspire Medical Systems, Inc.†	295	75,724
Integer Holdings Corp.†	115	9,266
LivaNova PLC†	120	9,820
Masimo Corp.†	769	111,920
Orthofix Medical, Inc.†	343	11,216
Sartorius Stedim Biotech	323	132,381
Surmodics, Inc.†	150	6,799
		2,307,580
Medical-Biomedical/Gene — 1.6%
Agenus, Inc.†	11,440	28,142
Allakos, Inc.†	2,752	15,686
Amgen, Inc.	536	129,616
AnaptysBio, Inc.†	346	8,560
Arbutus Biopharma Corp.†	2,875	8,568
Arrowhead Pharmaceuticals, Inc.†	1,162	53,440
Bio-Rad Laboratories, Inc., Class A†	213	119,968
BioCryst Pharmaceuticals, Inc.†	861	14,000
Bluebird Bio, Inc.†	5,544	26,888
Cara Therapeutics, Inc.†	1,824	22,162
Chinook Therapeutics, Inc.†	682	11,158
Crinetics Pharmaceuticals, Inc.†	547	12,007
Exelixis, Inc.†	5,550	125,818
FibroGen, Inc.†	2,585	31,072
IGM Biosciences, Inc.†	247	6,602
Illumina, Inc.†	364	127,182
ImmunityBio, Inc.†	3,576	20,061
ImmunoGen, Inc.†	4,606	21,925
Incyte Corp.†	1,610	127,866
Intercept Pharmaceuticals, Inc.†	595	9,681
iTeos Therapeutics, Inc.†	838	26,967
MacroGenics, Inc.†	1,069	9,418
Moderna, Inc.†	2,619	451,149
NGM Biopharmaceuticals, Inc.†	820	12,505
Novavax, Inc.†	1,474	108,560
Precision BioSciences, Inc.†	1,676	5,162
Prothena Corp. PLC†	246	8,996
Radius Health, Inc.†	1,863	16,450
RAPT Therapeutics, Inc.†	245	5,388
Regeneron Pharmaceuticals, Inc.†	437	305,210
Relay Therapeutics, Inc.†	1,343	40,196
Theravance Biopharma, Inc.†	2,111	20,181
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Travere Therapeutics, Inc.†	1,075	$27,703
Ventyx Biosciences, Inc.†	390	5,292
Vertex Pharmaceuticals, Inc.†	5,128	1,338,254
Veru, Inc.†	1,739	8,399
Vir Biotechnology, Inc.†	1,881	48,379
Xencor, Inc.†	530	14,140
		3,372,751
Medical-Drugs — 4.0%
AbbVie, Inc.	7,060	1,144,497
Alector, Inc.†	2,287	32,590
Alkermes PLC†	1,735	45,648
AstraZeneca PLC	458	60,736
Bristol-Myers Squibb Co.	5,889	430,074
Chimerix, Inc.†	1,591	7,287
Eagle Pharmaceuticals, Inc.†	186	9,205
Eli Lilly & Co.	2,413	691,011
Enanta Pharmaceuticals, Inc.†	577	41,071
GlaxoSmithKline PLC	14,350	309,442
Ipsen SA	662	82,696
Johnson & Johnson	725	128,492
Jounce Therapeutics, Inc.†	1,067	7,245
Merck & Co., Inc.	26,212	2,150,694
Merck KGaA	1,496	313,305
Novartis AG	7,327	642,589
Novo Nordisk A/S, Class B	5,782	640,337
Ono Pharmaceutical Co., Ltd.	3,100	77,855
Pfizer, Inc.	13,500	698,895
Roche Holding AG	2,115	836,430
Seres Therapeutics, Inc.†	4,132	29,420
Vanda Pharmaceuticals, Inc.†	842	9,523
		8,389,042
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	78	5,249
Medical-HMO — 0.4%
Anthem, Inc.	281	138,033
Molina Healthcare, Inc.†	1,078	359,610
Tivity Health, Inc.†	493	15,860
UnitedHealth Group, Inc.	799	407,466
		920,969
Medical-Hospitals — 0.2%
Apollo Hospitals Enterprise, Ltd.	3,204	190,002
Max Healthcare Institute, Ltd.†	19,214	87,842
Select Medical Holdings Corp.	1,503	36,057
Tenet Healthcare Corp.†	877	75,387
		389,288
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	856	132,432
Cardinal Health, Inc.	2,296	130,183
McKesson Corp.	1,953	597,872
		860,487
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc.	704	38,136
Standex International Corp.	137	13,689
VAT Group AG*	128	48,806
		100,631

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	1,000	$29,754
Ryerson Holding Corp.	462	16,179
		45,933
Metal-Aluminum — 0.1%
Alcoa Corp.	1,254	112,898
Constellium SE†	2,858	51,444
Hindalco Industries, Ltd.	8,340	62,360
		226,702
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	2,829	140,714
Metal-Diversified — 0.5%
Anglo American PLC (Johannesburg)	2,967	156,037
Anglo American PLC (London)	7,819	403,276
Rio Tinto PLC	5,556	440,735
South32, Ltd.	24,619	91,677
		1,091,725
Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.	995	43,949
Sight Sciences, Inc.†	566	6,543
		50,492
MRI/Medical Diagnostic Imaging — 0.2%
Sonic Healthcare, Ltd.	12,118	319,093
Multimedia — 0.1%
FactSet Research Systems, Inc.	292	126,772
Walt Disney Co.†	881	120,838
		247,610
Networking Products — 0.8%
A10 Networks, Inc.	2,277	31,764
Cisco Systems, Inc.	22,219	1,238,932
Extreme Networks, Inc.†	4,168	50,891
Telefonaktiebolaget LM Ericsson, Class B	39,328	359,850
		1,681,437
Non-Ferrous Metals — 0.0%
Vale Indonesia Tbk PT	111,900	52,159
Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc., Class A†	113	9,904
Republic Services, Inc.	3,911	518,207
Waste Management, Inc.	769	121,887
		649,998
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	5,115	26,598
Zebra Technologies Corp., Class A†	623	257,735
		284,333
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	1,600	12,800
Avery Dennison Corp.	1,398	243,210
		256,010
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 0.5%
Antero Resources Corp.†	2,675	$81,668
APA Corp.	3,735	154,367
California Resources Corp.	1,282	57,344
ConocoPhillips	1,311	131,100
Denbury, Inc.†	775	60,892
Marathon Oil Corp.	5,661	142,148
Oasis Petroleum, Inc.	572	83,684
Occidental Petroleum Corp.	1,975	112,061
Ovintiv, Inc.	1,828	98,840
PTT Exploration & Production PCL	13,200	57,167
SM Energy Co.	1,496	58,269
Talos Energy, Inc.†	909	14,353
		1,051,893
Oil Companies-Integrated — 1.5%
BP PLC	72,457	354,100
Chevron Corp.	4,997	813,661
Equinor ASA	10,068	377,783
Exxon Mobil Corp.	10,651	879,666
Petroleo Brasileiro SA (Preference Shares)	8,600	60,422
Shell PLC	25,573	701,819
		3,187,451
Oil Refining & Marketing — 0.5%
DCC PLC	2,679	207,636
Marathon Petroleum Corp.	3,571	305,320
Phillips 66	2,099	181,333
Reliance Industries, Ltd.	9,283	321,456
Valero Energy Corp.	1,237	125,605
		1,141,350
Oil-Field Services — 0.3%
Halliburton Co.	12,651	479,093
MRC Global, Inc.†	1,324	15,769
NOW, Inc.†	4,299	47,418
Oceaneering International, Inc.†	2,588	39,234
Schlumberger NV	2,787	115,131
		696,645
Optical Supplies — 0.0%
STAAR Surgical Co.†	674	53,859
Pharmacy Services — 0.1%
Cigna Corp.	533	127,712
CVS Health Corp.	1,166	118,011
Option Care Health, Inc.†	1,638	46,781
		292,504
Pipelines — 0.5%
Cheniere Energy, Inc.	844	117,020
Golar LNG, Ltd.†	832	20,617
Kinder Morgan, Inc.	20,231	382,568
Targa Resources Corp.	6,161	464,971
		985,176
Platinum — 0.0%
Sibanye Stillwater, Ltd.	9,502	38,596
Private Corrections — 0.0%
CoreCivic, Inc.†	2,031	22,686

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Private Equity — 0.2%
3i Group PLC	10,873	$196,681
Partners Group Holding AG	256	318,046
		514,727
Publishing-Books — 0.0%
Scholastic Corp.	224	9,023
Publishing-Newspapers — 0.1%
New York Times Co., Class A	2,641	121,064
News Corp., Class A	5,389	119,366
		240,430
Radio — 0.1%
iHeartMedia, Inc., Class A†	2,522	47,741
Liberty Media Corp. - Liberty SiriusXM, Series A†	2,629	120,172
		167,913
Real Estate Investment Trusts — 2.5%
Alexander & Baldwin, Inc.	611	14,169
American Campus Communities, Inc.	2,188	122,462
American Tower Corp.	597	149,978
Apartment Income REIT Corp.	2,293	122,584
Apple Hospitality REIT, Inc.	1,283	23,055
Armada Hoffler Properties, Inc.	590	8,614
AvalonBay Communities, Inc.	472	117,231
BrightSpire Capital, Inc.	989	9,148
Brixmor Property Group, Inc.	4,663	120,352
City Office REIT, Inc.	667	11,779
Corporate Office Properties Trust	348	9,932
Crown Castle International Corp.	3,718	686,343
CubeSmart	7,392	384,606
Dexus†	12,905	105,024
EastGroup Properties, Inc.	356	72,368
Equity LifeStyle Properties, Inc.	1,632	124,815
Essential Properties Realty Trust, Inc.	1,687	42,681
Extra Space Storage, Inc.	610	125,416
First Industrial Realty Trust, Inc.	2,044	126,544
Four Corners Property Trust, Inc.	340	9,194
Gaming and Leisure Properties, Inc.	4,299	201,752
Goodman Group	20,660	350,905
Granite Point Mtg. Trust, Inc.	865	9,619
Industrial Logistics Properties Trust	1,347	30,536
Invitation Homes, Inc.	2,832	113,790
Lamar Advertising Co., Class A	1,143	132,794
Life Storage, Inc.	2,653	372,561
Link REIT	2,600	22,161
MFA Financial, Inc.	7,849	31,631
National Health Investors, Inc.	172	10,150
National Storage Affiliates Trust	957	60,061
New Residential Investment Corp.	11,423	125,425
New York Mtg. Trust, Inc.	2,501	9,129
Orion Office REIT, Inc.	3,702	51,828
Outfront Media, Inc.	2,136	60,726
Piedmont Office Realty Trust, Inc., Class A	1,805	31,082
PotlatchDeltic Corp.	1,043	54,997
Prologis, Inc.	826	133,382
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
PS Business Parks, Inc.	189	$31,767
Public Storage	384	149,868
Redwood Trust, Inc.	2,757	29,031
Retail Opportunity Investments Corp.	2,167	42,018
RPT Realty	1,287	17,722
Sabra Health Care REIT, Inc.	712	10,602
Simon Property Group, Inc.	1,217	160,109
SITE Centers Corp.	606	10,126
Starwood Property Trust, Inc.	4,965	120,004
Sunstone Hotel Investors, Inc.†	4,684	55,178
Terreno Realty Corp.	123	9,108
TPG RE Finance Trust, Inc.	1,038	12,259
Urban Edge Properties	531	10,142
Weyerhaeuser Co.	12,051	456,733
		5,303,491
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	5,293	484,415
Country Garden Services Holdings Co., Ltd.	7,000	29,745
Cushman & Wakefield PLC†	2,415	49,532
Jones Lang LaSalle, Inc.†	1,123	268,914
RE/MAX Holdings, Inc., Class A	297	8,236
Realogy Holdings Corp.†	2,542	39,858
RMR Group, Inc., Class A	198	6,158
		886,858
Real Estate Operations & Development — 0.1%
CK Asset Holdings, Ltd.	35,907	245,414
Kennedy-Wilson Holdings, Inc.	552	13,463
Sumitomo Realty & Development Co., Ltd.	1,500	41,462
		300,339
Recreational Vehicles — 0.0%
MasterCraft Boat Holdings, Inc.†	275	6,768
Rental Auto/Equipment — 0.0%
Herc Holdings, Inc.	62	10,360
PROG Holdings, Inc.†	322	9,264
		19,624
Resort/Theme Parks — 0.1%
Vail Resorts, Inc.	489	127,272
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,462	41,370
Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A†	1,348	43,123
Caleres, Inc.	1,299	25,110
Industria de Diseno Textil SA	7,757	168,783
JD Sports Fashion PLC	119,330	231,082
Li Ning Co., Ltd.	9,500	81,424
Moncler SpA	1,902	105,922
Ross Stores, Inc.	1,368	123,749
Tilly's, Inc., Class A	935	8,752
		787,945

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Auto Parts — 1.2%
AutoZone, Inc.†	540	$1,104,073
Genuine Parts Co.	2,068	260,610
O'Reilly Automotive, Inc.†	1,599	1,095,251
		2,459,934
Retail-Automobile — 0.0%
Group 1 Automotive, Inc.	52	8,727
Retail-Building Products — 0.3%
BlueLinx Holdings, Inc.†	239	17,179
GMS, Inc.†	534	26,577
Home Depot, Inc.	372	111,351
Lowe's Cos., Inc.	532	107,565
Wesfarmers, Ltd.	9,549	358,800
		621,472
Retail-Discount — 1.6%
BJ's Wholesale Club Holdings, Inc.†	1,156	78,157
Costco Wholesale Corp.	237	136,476
Target Corp.	5,366	1,138,773
Walmart, Inc.	13,776	2,051,522
		3,404,928
Retail-Hypermarkets — 0.2%
Wal-Mart de Mexico SAB de CV	80,833	331,257
Retail-Jewelry — 0.1%
Movado Group, Inc.	233	9,099
Pandora A/S	2,030	192,058
Signet Jewelers, Ltd.	696	50,599
		251,756
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	198	7,971
Retail-Misc./Diversified — 0.0%
Ryohin Keikaku Co., Ltd.	1,500	17,494
Sally Beauty Holdings, Inc.†	2,713	42,404
		59,898
Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	303	120,661
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,339	36,207
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	183	49,115
Macy's, Inc.	2,880	70,157
		119,272
Retail-Restaurants — 0.7%
Bloomin' Brands, Inc.	497	10,904
McDonald's Corp.	2,942	727,498
McDonald's Holdings Co. Japan, Ltd.	3,800	158,274
Starbucks Corp.	4,046	368,065
Wendy's Co.	5,799	127,404
		1,392,145
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,812	12,775
Security Description	Shares	Value (Note 2)
Rubber-Tires — 0.1%
Cie Generale des Etablissements Michelin SCA	726	$98,077
Goodyear Tire & Rubber Co.†	3,136	44,814
		142,891
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,137	27,675
Telesat Corp.†	462	7,623
		35,298
Savings & Loans/Thrifts — 0.0%
Brookline Bancorp, Inc.	608	9,618
Flushing Financial Corp.	237	5,297
OceanFirst Financial Corp.	669	13,447
Washington Federal, Inc.	628	20,611
		48,973
Schools — 0.0%
Laureate Education, Inc., Class A	2,781	32,955
Perdoceo Education Corp.†	2,118	24,315
Udemy, Inc.†	738	9,195
		66,465
Semiconductor Components-Integrated Circuits — 1.4%
Cirrus Logic, Inc.†	1,357	115,060
MaxLinear, Inc.†	948	55,316
Parade Technologies, Ltd.	2,000	125,013
QUALCOMM, Inc.	11,615	1,775,004
Taiwan Semiconductor Manufacturing Co., Ltd.	38,039	786,435
		2,856,828
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	3,941	519,424
ASML Holding NV	919	612,972
Axcelis Technologies, Inc.†	807	60,953
KLA Corp.	329	120,434
Lam Research Corp.	222	119,349
Tokyo Electron, Ltd.	300	154,042
		1,587,174
Steel-Producers — 0.1%
BlueScope Steel, Ltd.	14,527	224,480
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	349	5,437
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	2,086	126,474
Telecom Services — 0.0%
Aviat Networks, Inc.†	325	10,000
Telecommunication Equipment — 0.0%
Cambium Networks Corp.†	666	15,744
Viavi Solutions, Inc.†	600	9,648
		25,392
Telephone-Integrated — 1.3%
AT&T, Inc.	46,135	1,090,170
KDDI Corp.	11,300	371,163
Koninklijke KPN NV	55,716	193,502

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated (continued)
Nippon Telegraph & Telephone Corp.	9,900	$287,663
Shenandoah Telecommunications Co.	477	11,248
Verizon Communications, Inc.	16,148	822,579
		2,776,325
Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	196	139,566
Tobacco — 0.8%
Imperial Brands PLC	12,751	268,485
Philip Morris International, Inc.	13,685	1,285,569
Swedish Match AB	18,682	140,527
		1,694,581
Toys — 0.2%
Nintendo Co., Ltd.	700	353,194
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	1,171	10,375
Transport-Marine — 0.2%
AP Moller - Maersk A/S, Series B	32	96,453
Dorian LPG, Ltd.	865	12,534
Nippon Yusen KK	3,100	270,917
Safe Bulkers, Inc.	2,839	13,513
SFL Corp., Ltd.	2,416	24,595
Teekay Corp.†	1,794	5,687
		423,699
Transport-Rail — 0.6%
CSX Corp.	29,611	1,108,932
Union Pacific Corp.	324	88,520
		1,197,452
Transport-Services — 0.4%
Deutsche Post AG	6,999	336,082
Hub Group, Inc., Class A†	384	29,649
Matson, Inc.	564	68,030
Nippon Express Holdings, Inc.	1,100	75,611
Poste Italiane SpA*	4,357	49,427
Ryder System, Inc.	1,519	120,502
SG Holdings Co., Ltd.	1,800	33,923
United Parcel Service, Inc., Class B	551	118,167
Yamato Holdings Co., Ltd.	5,100	95,473
		926,864
Transport-Truck — 0.0%
ArcBest Corp.	445	35,822
Covenant Logistics Group, Inc.	356	7,665
Saia, Inc.†	236	57,542
		101,029
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	107	8,501
Warehousing & Harbor Transportation Services — 0.0%
International Container Terminal Services, Inc.	21,550	93,281
Water — 0.0%
California Water Service Group	461	27,328
SJW Group	263	18,300
		45,628
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,439	$120,444
Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	1,946	5,412,507
NAVER Corp.	717	200,490
		5,612,997
Wire & Cable Products — 0.0%
Encore Wire Corp.	169	19,278
Total Common Stocks (cost $140,202,524)		165,332,218
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/01/2024(2)	$35,000	34,388
Banks-Super Regional — 0.1%
Fifth Third Bancorp Series H 5.10% due 06/30/2023(2)	13,000	12,854
Wells Fargo & Co. Series BB Jr. Sub. Notes 3.90% due 3/15/2026(2)	28,000	26,783
Wells Fargo & Co. Series U 5.88% due 06/15/2025(2)	120,000	125,376
		165,013
Diversified Banking Institutions — 0.2%
Bank of America Corp. Series JJ 5.13% due 06/20/2024(2)	45,000	45,337
Bank of America Corp. Series AA 6.10% due 03/17/2025(2)	87,000	90,746
Citigroup, Inc. 3.88% due 02/18/2026(2)	78,000	73,661
Goldman Sachs Group, Inc. Series U 3.65% due 08/10/2026(2)	36,000	32,940
JPMorgan Chase & Co. FRS 1.51% (3 ML+1.00%) due 05/15/2077	38,000	32,680
JPMorgan Chase & Co. Series KK 3.65% due 06/01/2026(2)	16,000	14,960
JPMorgan Chase & Co. Series HH 4.60% due 02/01/2025(2)	89,000	85,774
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(2)	16,000	16,384
		392,482
Diversified Manufacturing Operations — 0.0%
General Electric Co. Series D 4.16% due 06/15/2022(2)	25,000	24,000
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS 2.62% (3 ML+2.11%) due 05/15/2067	71,000	60,208

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Independent Power Producers — 0.0%
Vistra Corp. Sub. Notes 7.00% due 12/15/2026*(2)	$5,000	$4,869
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	52,000	51,623
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	48,456
Pipelines — 0.1%
Energy Transfer LP 6.63% due 02/15/2028(2)	85,000	76,075
TransCanada Trust 5.30% due 03/15/2077	57,000	56,145
		132,220
Total Preferred Securities/Capital Securities (cost $937,381)		913,259
ASSET BACKED SECURITIES — 2.1%
Diversified Financial Services — 2.1%
AREIT Trust FRS Series 2021-CRE5, Class A 1.48% (1 ML + 1.08%) due 07/17/2026*(4)	96,000	93,803
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(3)(4)(5)	232,932	2
Barclays Commercial Mtg. Trust Series 2019-C3, Class C 4.18% due 05/15/2052(4)	171,000	165,994
Benchmark Mtg. Trust VRS Series 2018-B8, Class AS 4.53% due 01/15/2052(3)(4)	41,000	43,201
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.38% due 08/10/2049(3)(4)(5)	241,316	11,004
CD Mtg. Trust VRS Series 2017-CD6, Class AM 3.71% due 11/13/2050(3)(4)	38,000	37,627
CD Mtg. Trust VRS Series 2017-CD5, Class C 4.16% due 08/15/2050(3)(4)	56,000	53,947
CD Mtg. Trust VRS Series 2017-CD6, Class C 4.26% due 11/13/2050(3)(4)	57,000	55,511
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.72% due 09/10/2045*(3)(4)(5)	158,296	180
Citigroup Commercial Mtg. Trust VRS Series 2013-GC11, Class C 4.13% due 04/10/2046(3)(4)	82,000	82,057
Citigroup Commercial Mtg. Trust VRS Series 2015-P1, Class C 4.37% due 09/15/2048(3)(4)	37,000	35,962
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2018-C6, Class AS 4.64% due 11/10/2051(3)(4)	$25,000	$26,258
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(3)(4)	68,000	66,806
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.09% due 03/10/2047*(3)(4)	30,000	29,935
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 2.78% due 05/25/2035(3)(6)	7,222	7,277
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 0.86% due 12/10/2047(3)(4)(5)	338,637	6,332
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 0.91% due 08/10/2050(3)(4)(5)	434,717	4,508
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 0.95% due 08/10/2047(3)(4)(5)	461,326	8,240
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 0.96% due 05/10/2047(3)(4)(5)	172,110	2,753
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 0.98% due 11/10/2047(3)(4)(5)	515,360	10,303
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 0.99% due 08/10/2046(3)(4)(5)	182,851	1,994
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.09% due 08/10/2047(3)(4)(5)	267,644	5,142
Commercial Mtg. Trust Series 2014-CR21, Class AM 3.99% due 12/10/2047(4)	131,000	130,753
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.09% due 03/10/2046*(3)(4)	36,000	35,020
Commercial Mtg. Trust VRS Series 2015-CR23, Class C 4.29% due 05/10/2048(3)(4)	59,000	58,135
Commercial Mtg. Trust VRS Series 2015-LC21, Class B 4.33% due 07/10/2048(3)(4)	127,000	128,154
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.44% due 12/10/2047(3)(4)	18,000	17,528
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(3)(4)	12,000	12,224
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.78% due 05/10/2047(3)(4)	198,000	197,030
Commercial Mtg. Trust VRS Series 2010-C1, Class D 5.75% due 07/10/2046*(3)(4)	77,373	77,335

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.15% due 02/15/2040*(3)(4)(5)	$26,808	$91
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 8.28% due 09/15/2039*(3)(4)(5)	139	1
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.82% due 04/15/2050(3)(4)(5)	926,501	16,655
CSAIL Commercial Mtg. Trust Series 2019-C17, Class AS 3.28% due 09/15/2052(4)	82,000	79,249
CSAIL Commercial Mtg. Trust VRS Series 2016-C7, Class AS 3.96% due 11/15/2049(3)(4)	64,000	63,862
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.26% due 04/15/2050(3)(4)	81,000	73,051
CSMC Trust VRS Series 2016-NXSR, Class C 4.45% due 12/15/2049(3)(4)	37,000	30,448
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.39% due 08/10/2044*(3)(4)	125,593	122,250
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.47% due 02/10/2046(3)(4)(5)	670,012	5,400
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(4)	135,000	135,252
GS Mtg. Securities Corp. Trust VRS Series 2012-GCJ9, Class C 4.45% due 11/10/2045*(3)(4)	130,000	130,353
GS Mtg. Securities Trust Series 2013-GC10, Class B 3.68% due 02/10/2046*(4)	32,000	32,077
GS Mtg. Securities Trust VRS Series 2015-GC30, Class C 4.07% due 05/10/2050(3)(4)	45,000	43,809
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.69% due 06/10/2047(3)(4)	54,000	53,413
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.72% due 01/15/2047(3)(4)(5)	607,386	6,136
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.55% due 09/15/2047(3)(4)	19,000	17,707
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.65% due 04/15/2047(3)(4)	12,000	11,795
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(3)(4)	38,000	38,523
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.19% due 11/15/2045(3)(4)	$105,000	$105,902
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(4)	22,000	21,985
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.09% due 07/15/2045(3)(4)	50,000	49,973
JPMorgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(4)	19,000	18,983
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2014-C20, Class B 4.40% due 07/15/2047(3)(4)	135,000	135,267
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C16, Class C 5.01% due 12/15/2046(3)(4)	33,000	33,234
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.27% due 05/15/2045(3)(4)	57,000	54,503
Legacy Mtg. Asset Trust Series 2020-GS5, Class A1 3.25% due 06/25/2060*(6)(16)	122,474	121,409
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.05% due 08/15/2047(3)(4)(5)	91,835	1,434
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.52% due 12/15/2048(3)(4)	33,000	32,976
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(4)	69,000	69,169
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.47% due 08/15/2047(3)(4)	85,000	83,800
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.62% due 08/15/2045*(3)(4)	67,000	66,865
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C13, Class B 4.75% due 11/15/2046(3)(4)	53,000	53,466
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.76% due 10/15/2046(3)(4)	55,000	52,757

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 5.05% due 02/15/2047(3)(4)	$72,000	$73,786
Morgan Stanley Capital I Trust Series 2016-BNK2, Class AS 3.28% due 11/15/2049(4)	42,000	41,201
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.89% due 11/15/2049(3)(4)	42,000	39,004
Morgan Stanley Capital I Trust VRS Series 2018-L1, Class A4 4.41% due 10/15/2051(3)(4)	85,000	89,115
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.09% due 07/15/2049*(3)(4)	43,000	42,404
Shelter Growth CRE Issuer, Ltd. FRS Series 2021-FL3, Class A 1.48% (1 ML + 1.08%) due 09/15/2036*(4)	135,749	133,422
Towd Point Mtg. Trust FRS Series 2018-SL1, Class A 1.06% (1 ML+0.60%) due 01/25/2046*	25,329	25,264
UBS Commercial Mtg. Trust VRS Series 2012-C1, Class C 5.84% due 05/10/2045*(3)(4)	55,000	54,959
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.05% due 08/10/2049*(3)(4)	25,000	25,084
Verus Securitization Trust VRS Series 2020-INV1, Class A1 1.98% due 03/25/2060*(3)(6)	32,885	32,403
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.38% (1 ML+0.92%) due 10/25/2044(6)	15,706	14,963
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(4)	83,000	79,626
Wells Fargo Commercial Mtg. Trust VRS Series 2020-C57, Class C 4.02% due 08/15/2053(3)(4)	82,000	81,748
Wells Fargo Commercial Mtg. Trust Series 2019-C50, Class B 4.19% due 05/15/2052(4)	50,000	50,034
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.75% due 10/15/2045*(3)(4)	34,000	33,982
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.12% due 03/15/2045*(3)(4)(5)	181,390	986
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.48% due 12/15/2045*(3)(4)(5)	$151,099	$866
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.85% due 11/15/2045*(3)(4)(5)	88,126	271
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(4)	93,000	92,723
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(4)	63,000	63,200
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class C 4.32% due 03/15/2048(3)(4)	65,000	64,978
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.35% due 12/15/2045(3)(4)	18,000	16,504
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(3)(4)	67,000	67,578
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class B 4.72% due 03/15/2047(3)(4)	86,000	85,731
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.78% due 06/15/2045*(3)(4)	55,000	26,400
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.82% due 11/15/2045*(3)(4)	51,000	50,259
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.29% due 03/15/2044*(3)(4)	26,242	11,415
Total Asset Backed Securities (cost $4,963,696)		4,464,716
U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	10,000	8,995
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024	20,000	18,800
Total U.S. CONVERTIBLE BONDS & NOTES (cost $25,170)		27,795
U.S. CORPORATE BONDS & NOTES — 7.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	72,000	75,412
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	15,000	14,838

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Advertising Sales (continued)
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.50% due 06/01/2029*	$25,000	$25,017
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	15,000	15,075
		54,930
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 4.88% due 05/01/2025	45,000	46,499
Boeing Co. Senior Notes 5.93% due 05/01/2060	21,000	24,234
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	41,000	41,072
		111,805
Aerospace/Defense-Equipment — 0.1%
Howmet Aerospace, Inc. Senior Notes 3.00% due 01/15/2029	40,000	36,525
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	31,000	27,050
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028	18,000	18,751
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029	10,000	9,350
TransDigm, Inc. Company Guar. Notes 4.88% due 05/01/2029	15,000	14,059
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	20,000	19,850
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	25,000	25,703
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	10,000	10,090
		161,378
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	99,000	106,357
Airlines — 0.0%
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	5,000	4,922
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	5,000	4,755
		9,677
Security Description	Principal Amount	Value (Note 2)
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	$10,000	$10,150
Kontoor Brands, Inc. Company Guar. Notes 4.13% due 11/15/2029*	20,000	18,300
Levi Strauss & Co. Senior Notes 3.50% due 03/01/2031*	25,000	22,894
		51,344
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	10,000	9,906
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	31,000	29,072
ServiceNow, Inc. Senior Notes 1.40% due 09/01/2030	49,000	41,650
		80,628
Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	25,000	25,778
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	25,000	22,291
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	200,000	188,440
General Motors Co. Senior Notes 5.20% due 04/01/2045	14,000	14,165
General Motors Co. Senior Notes 5.95% due 04/01/2049	35,000	38,925
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	11,000	11,048
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	13,208
PM General Purchaser LLC Senior Sec. Notes 9.50% due 10/01/2028*	10,000	9,826
		323,681
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	19,675
Banks-Commercial — 0.0%
CIT Group, Inc. Sub. Notes 6.13% due 03/09/2028	56,000	62,051

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 6.63% due 01/15/2027*	$10,000	$9,272
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	9,962
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	22,000	21,934
		41,168
Banks-Super Regional — 0.0%
US Bancorp Sub. Notes 2.49% due 11/03/2036	80,000	71,707
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 2.25% due 03/15/2031	27,000	24,297
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	18,000	17,449
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	21,000	22,181
		63,927
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	18,000	19,346
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	13,000	14,096
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	20,000	24,374
		57,816
Broadcast Services/Program — 0.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. Sec. Notes 5.38% due 08/15/2026*	20,000	7,750
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	32,299	33,429
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	10,000	9,519
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	30,000	31,425
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	10,000	10,500
		92,623
Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 4.25% due 02/01/2032*	$10,000	$9,313
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	11,000	11,413
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	10,000	8,526
Louisiana-Pacific Corp. Senior Notes 3.63% due 03/15/2029*	15,000	13,878
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	5,000	4,381
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	30,000	27,600
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	15,000	14,883
		89,994
Building & Construction-Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	25,000	23,467
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,788
Jeld-Wen, Inc. Senior Sec. Notes 6.25% due 05/15/2025*	10,000	10,304
MIWD Holdco II LLC/MIWD Finance Corp. Company Guar. Notes 5.50% due 02/01/2030*	10,000	9,301
		24,393
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	15,000	14,566
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	15,000	13,951
Great Lakes Dredge & Dock Corp. Company Guar. Notes 5.25% due 06/01/2029*	15,000	14,325
		28,276
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	18,000	18,636

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
Lennar Corp. Company Guar. Notes 4.75% due 11/29/2027	$85,000	$88,679
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	25,840
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	5,000	5,195
		138,350
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	13,612
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	5,000	4,691
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	10,000	9,162
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	40,000	38,386
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	85,000	85,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	10,000	10,153
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	42,000	34,594
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	17,000	16,801
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	31,000	31,814
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	40,000	45,577
Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	$34,000	$33,072
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	8,000	6,740
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	7,000	7,063
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	158,000	147,761
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	57,000	57,481
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	3,000	3,878
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	44,000	34,630
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	27,000	26,874
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	18,000	17,935
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	75,978
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Senior Sec. Notes 5.88% due 08/15/2027*	10,000	9,843
DISH DBS Corp. Company Guar. Notes 5.13% due 06/01/2029	20,000	17,032
DISH DBS Corp. Senior Sec. Notes 5.25% due 12/01/2026*	10,000	9,519
DISH DBS Corp. Senior Sec. Notes 5.75% due 12/01/2028*	15,000	14,194
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	9,975
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	30,000	29,756
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 09/01/2031*	130,000	119,253
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	15,000	14,250
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	71,000	71,000
		996,024

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	$5,000	$4,961
Boyd Gaming Corp. Company Guar. Notes 4.75% due 06/15/2031*	30,000	28,912
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	2,000	2,101
Full House Resorts, Inc. Senior Sec. Notes 8.25% due 02/15/2028*	25,000	25,562
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	15,000	14,283
Station Casinos LLC Company Guar. Notes 4.63% due 12/01/2031*	15,000	13,721
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	20,000	19,350
		118,740
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Notes 4.63% due 10/15/2029*	5,000	4,692
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	45,000	46,508
		51,200
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	15,000	16,932
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	45,000	40,812
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 02/15/2029	10,000	9,127
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	10,000	9,009
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	79,000	79,539
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	7,000	7,028
Security Description	Principal Amount	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	$30,000	$30,570
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	5,000	5,144
		198,161
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 1.40% due 08/05/2026	25,000	22,545
LSF11 A5 HoldCo LLC Senior Notes 6.63% due 10/15/2029*	25,000	23,259
SCIH Salt Holdings, Inc. Senior Sec. Notes 4.88% due 05/01/2028*	30,000	28,372
SCIH Salt Holdings, Inc. Senior Notes 6.63% due 05/01/2029*	10,000	8,997
Westlake Chemical Corp. Senior Notes 2.88% due 08/15/2041	30,000	25,117
Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051	60,000	49,291
		157,581
Chemicals-Specialty — 0.2%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	35,437
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	85,000	87,757
Ingevity Corp. Company Guar. Notes 3.88% due 11/01/2028*	20,000	18,077
International Flavors & Fragrances Co. Company Guar. Notes 3.47% due 12/01/2050*	13,000	11,378
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	23,000	20,559
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	42,000	43,706
PMHC II, Inc. Senior Notes 9.00% due 02/15/2030*	25,000	21,998
Tronox, Inc. Company Guar. Notes 4.63% due 03/15/2029*	40,000	37,400
WR Grace Holdings LLC Senior Sec. Notes 4.88% due 06/15/2027*	10,000	9,776

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
WR Grace Holdings LLC Senior Sec. Notes 5.63% due 10/01/2024*	$25,000	$25,125
WR Grace Holdings LLC Senior Notes 5.63% due 08/15/2029*	15,000	14,026
		325,239
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	15,000	13,875
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	27,000	27,100
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	25,000	24,937
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,072
		35,009
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	16,000	14,769
Moody's Corp. Senior Bonds 2.55% due 08/18/2060	35,000	26,325
S&P Global, Inc. Company Guar. Notes 1.25% due 08/15/2030	13,000	11,202
S&P Global, Inc. Company Guar. Notes 4.75% due 08/01/2028*	16,000	17,219
Sabre GLBL, Inc. Senior Sec. Notes 9.25% due 04/15/2025*	20,000	22,174
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	15,000	14,444
Square, Inc. Senior Notes 3.50% due 06/01/2031*	77,000	70,782
		176,915
Computer Data Security — 0.0%
Condor Merger Sub, Inc. Senior Notes 7.38% due 02/15/2030*	20,000	19,150
Security Description	Principal Amount	Value (Note 2)
Computer Data Security (continued)
Crowdstrike Holdings, Inc. Company Guar. Notes 3.00% due 02/15/2029	$15,000	$13,778
		32,928
Computer Services — 0.0%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	40,000	35,500
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	5,000	5,044
		40,544
Computer Software — 0.1%
Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	64,000	62,299
Twilio, Inc. Company Guar. Notes 3.63% due 03/15/2029	25,000	23,563
Twilio, Inc. Company Guar. Notes 3.88% due 03/15/2031	10,000	9,295
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp. Company Guar. Notes COMPANY GUARNT 3.88% due 02/01/2029*	45,000	41,175
		136,332
Computers — 0.1%
Apple, Inc. Senior Notes 2.80% due 02/08/2061	197,000	169,262
Apple, Inc. Senior Notes 4.38% due 05/13/2045	40,000	45,186
Dell International LLC/EMC Corp. Senior Notes 8.35% due 07/15/2046	3,000	4,382
		218,830
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	10,000	10,159
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	5,000	4,687
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	20,000	18,725
		23,412

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 3.88% due 03/15/2031*	$15,000	$13,233
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	15,000	14,137
		27,370
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	30,000	29,881
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	15,000	14,867
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	28,211
Mauser Packaging Solutions Holding Co. Senior Sec. Notes 8.50% due 04/15/2024*	5,000	5,087
		78,046
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Senior Sec. Notes 1.57% due 01/15/2026	42,000	39,047
Berry Global, Inc. Senior Sec. Notes 1.65% due 01/15/2027	56,000	51,071
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	10,000	9,200
Graphic Packaging International LLC Company Guar. Notes 3.75% due 02/01/2030*	10,000	9,150
Pactiv Evergreen Group Issuer LLC/ Pactiv Evergreen Group Issuer, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	5,000	4,611
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,282
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	28,000	35,948
		150,309
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	3,000	3,090
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	70,000	71,775
Security Description	Principal Amount	Value (Note 2)
Disposable Medical Products — 0.0%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	$10,000	$9,237
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*	15,000	14,020
		23,257
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	20,000	19,300
American Builders & Contractors Supply Co., Inc. Senior Notes 3.88% due 11/15/2029*	20,000	18,650
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	20,000	20,000
		57,950
Diversified Banking Institutions — 0.4%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	62,000	56,996
Bank of America Corp. Sub. Notes 3.85% due 03/08/2037	115,000	110,145
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	56,000	56,100
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	149,000	153,928
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	30,000	27,834
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	45,000	45,456
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	68,000	69,746
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	13,000	16,385
JPMorgan Chase & Co. Senior Notes 2.08% due 04/22/2026	11,000	10,627
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	33,000	30,882
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	27,000	27,321
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	134,000	137,042
		742,462

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	$10,000	$9,477
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,025
		19,502
Drug Delivery Systems — 0.0%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	42,000	39,966
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.10% due 05/12/2031	39,000	36,333
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	31,000	33,704
		70,037
E-Commerce/Services — 0.1%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	60,000	65,083
Match Group Holdings II LLC Senior Notes 3.63% due 10/01/2031*	10,000	8,988
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	5,000	4,685
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	25,000	24,250
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	6,000	5,981
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	10,000	9,494
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	20,000	20,500
		138,981
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	15,000	15,932
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	29,474
Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	34,697
Security Description	Principal Amount	Value (Note 2)
Electric-Generation (continued)
Vistra Operations Co., LLC Senior Sec. Notes 4.30% due 07/15/2029*	$33,000	$31,856
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	9,838
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	25,125
		101,516
Electric-Integrated — 0.2%
AES Corp. Senior Notes 2.45% due 01/15/2031	56,000	50,202
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	42,000	43,501
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	22,644
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,329
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	14,000	14,093
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	41,000	41,719
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	9,000	9,031
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030	57,000	57,095
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	14,000	12,600
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	15,000	14,283
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 03/15/2027	35,000	33,630
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	20,000	18,829
PacifiCorp 1st Mtg. Notes 2.70% due 09/15/2030	17,000	16,191
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	18,583
		358,730

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.0%
American Transmission Systems Inc Senior Notes 2.65% due 01/15/2032*	$20,000	$18,494
Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	51,000	44,730
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	129,000	130,757
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025	20,000	20,257
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	24,000	24,387
		220,131
Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	40,000	38,518
Energy-Alternate Sources — 0.0%
Renewable Energy Group, Inc. Senior Sec. Notes 5.88% due 06/01/2028*	5,000	5,371
Enterprise Software/Service — 0.2%
Boxer Parent Co., Inc. Senior Sec. Notes 7.13% due 10/02/2025*	5,000	5,183
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	30,000	30,975
Clarivate Science Holdings Corp. Company Guar. Notes 4.88% due 07/01/2029*	35,000	32,928
Oracle Corp. Senior Notes 3.65% due 03/25/2041	85,000	74,827
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	13,106
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	50,000	45,375
salesforce.com, Inc. Senior Notes 2.90% due 07/15/2051	51,000	45,256
salesforce.com, Inc. Senior Notes 3.05% due 07/15/2061	71,000	62,238
Workday, Inc. Senior Notes 3.70% due 04/01/2029	25,000	25,030
		334,918
Security Description	Principal Amount	Value (Note 2)
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	$86,000	$108,024
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	20,000	17,150
		125,174
Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	50,000	48,578
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 2.36% due 07/29/2032	42,000	35,983
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	16,000	16,386
		52,369
Finance-Investment Banker/Broker — 0.0%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	20,000	19,217
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	29,000	29,252
		48,469
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	45,000	42,532
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	61,000	62,175
		104,707
Finance-Mortgage Loan/Banker — 0.1%
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	10,000	8,193
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 5.75% due 11/15/2031*	35,000	33,380
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	5,000	4,619
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 5.50% due 08/15/2028*	15,000	14,445
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	20,000	19,800
PennyMac Financial Services, Inc. Company Guar. Notes 5.75% due 09/15/2031*	10,000	8,912

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Mortgage Loan/Banker (continued)
PHH Mortgage Corp. Senior Sec. Notes 7.88% due 03/15/2026*	$25,000	$23,375
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	14,749
		127,473
Finance-Other Services — 0.1%
Coinbase Global, Inc. Company Guar. Notes 3.38% due 10/01/2028*	15,000	13,365
Coinbase Global, Inc. Company Guar. Notes 3.63% due 10/01/2031*	10,000	8,525
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	20,000	17,279
Intercontinental Exchange, Inc. Senior Bonds 2.65% due 09/15/2040	57,000	48,695
		87,864
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	9,000	8,868
Kraft Heinz Foods Co. Company Guar. Notes 3.88% due 05/15/2027	14,000	14,245
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	49,000	48,247
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	42,000	44,271
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	35,000	37,529
Lamb Weston Holdings, Inc. Company Guar. Notes 4.13% due 01/31/2030*	40,000	37,353
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	10,000	10,000
		200,513
Food-Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	14,550
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	30,000	29,175
Security Description	Principal Amount	Value (Note 2)
Food-Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*	$15,000	$15,844
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	25,000	24,520
		84,089
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 4.25% due 05/15/2029*	15,000	14,010
Service Corp. International Senior Notes 3.38% due 08/15/2030	10,000	9,009
Service Corp. International Senior Notes 4.00% due 05/15/2031	30,000	27,910
Service Corp. International Senior Notes 4.63% due 12/15/2027	14,000	14,245
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	20,352
		85,526
Gambling (Non-Hotel) — 0.1%
CDI Escrow Issuer, Inc. Senior Notes 5.75% due 04/01/2030*	15,000	15,150
Raptor Acquisition Corp./Raptor Co-Issuer LLC Senior Sec. Notes 4.88% due 11/01/2026*	5,000	4,788
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	5,182
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	20,975
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	40,000	37,600
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Senior Notes 7.75% due 04/15/2025*	5,000	5,190
		88,885
Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.38% due 02/01/2032	10,000	8,868
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	45,000	42,187
		51,055

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	$20,000	$18,750
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	35,000	30,975
		49,725
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	25,000	25,117
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025	10,000	10,323
		35,440
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	20,000	20,296
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	25,000	24,387
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	5,000	4,550
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	10,000	10,050
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	62,000	61,819
NRG Energy, Inc. Company Guar. Notes 3.88% due 02/15/2032*	60,000	52,800
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	10,000	10,011
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	5,000	4,886
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	2,000	2,063
		170,566
Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	63,000	58,591
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	30,000	29,700
Security Description	Principal Amount	Value (Note 2)
Insurance Brokers (continued)
AmWINS Group, Inc. Senior Notes 4.88% due 06/30/2029*	$5,000	$4,775
HUB International, Ltd. Senior Notes 5.63% due 12/01/2029*	5,000	4,775
HUB International, Ltd. Company Guar. Notes 7.00% due 05/01/2026*	35,000	35,393
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	27,000	28,535
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,033
		113,211
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	21,000	21,808
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	15,782
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	21,000	27,507
		65,097
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	72,000	64,393
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	14,000	12,113
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	35,000	37,386
		49,499
Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	85,000	88,394
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	30,000	31,463
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	32,000	34,000
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	5,000	5,413
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	47,000	51,808
		211,078

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	$35,000	$32,650
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028*	15,000	13,865
		46,515
Investment Companies — 0.1%
Ares Capital Corp. Senior Notes 3.88% due 01/15/2026	92,000	90,353
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.38% due 02/01/2029	10,000	9,175
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	20,000	19,628
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	25,000	25,500
		144,656
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	15,000	14,962
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	21,000	22,300
		37,262
Lottery Services — 0.0%
Scientific Games Holdings LP/ Scientific Games US FinCo, Inc. Senior Notes 6.63% due 03/01/2030*	15,000	14,787
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 3.10% due 03/01/2030	10,000	9,300
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	40,000	40,858
Terex Corp. Company Guar. Notes 5.00% due 05/15/2029*	10,000	9,593
		59,751
Machinery-Electrical — 0.0%
Vertiv Group Corp. Senior Sec. Notes 4.13% due 11/15/2028*	10,000	9,126
Security Description	Principal Amount	Value (Note 2)
Machinery-Farming — 0.0%
OT Merger Corp. Senior Notes 7.88% due 10/15/2029*	$35,000	$30,275
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	31,000	28,976
Stevens Holding Co., Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	20,550
		49,526
Machinery-Pumps — 0.0%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	20,000	21,100
Medical Information Systems — 0.0%
Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	30,000	29,172
Medical Labs & Testing Services — 0.0%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	10,000	9,437
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	10,000	9,388
		18,825
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	8,000	7,898
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	32,000	35,196
		43,094
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	113,000	111,577
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	20,000	16,591
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	35,000	35,665
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	5,000	4,484
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	58,000	59,640
		227,957

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027	$35,000	$31,905
Medical-HMO — 0.1%
Centene Corp. Senior Notes 3.00% due 10/15/2030	10,000	9,222
Centene Corp. Senior Notes 4.63% due 12/15/2029	50,000	50,600
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	2,000	1,844
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	62,000	64,632
		126,298
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.25% due 05/15/2030*	40,000	38,442
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	5,000	5,103
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 04/01/2028*	10,000	9,075
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	25,000	24,563
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	15,621
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	5,000	4,811
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	5,000	4,312
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	49,000	49,951
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	16,000	16,905
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	15,000	15,750
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	14,000	15,790
Tenet Healthcare Corp. Senior Sec. Notes 4.25% due 06/01/2029*	45,000	43,276
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	4,000	4,017
Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	$30,000	$30,362
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	30,141
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	10,000	10,266
		318,385
Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	15,000	12,975
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	10,000	9,925
		22,900
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc. Company Guar. Notes 4.50% due 03/31/2029*	25,000	23,875
Owens & Minor, Inc. Company Guar. Notes 6.63% due 04/01/2030*	10,000	10,290
		34,165
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	16,750
Roller Bearing Co. of America, Inc. Senior Notes 4.38% due 10/15/2029*	10,000	9,325
		26,075
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026*	10,000	9,553
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	5,000	4,573
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	15,000	14,563
		28,689
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	20,000	20,068
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	15,000	15,337
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	20,000	22,402
		57,807

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	$82,000	$73,387
Metal-Iron — 0.0%
TMS International Corp. Senior Notes 6.25% due 04/15/2029*	20,000	19,000
Motion Pictures & Services — 0.1%
Magallanes, Inc. Company Guar. Notes 4.28% due 03/15/2032*	113,000	113,486
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	28,000	31,667
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	3,000	4,729
		36,396
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 4.88% due 12/01/2029*	20,000	19,000
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	35,000	32,725
		51,725
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	25,000	22,970
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	20,000	19,512
Nabors Industries, Inc. Company Guar. Notes 9.00% due 02/01/2025*	4,000	4,160
		23,672
Oil Companies-Exploration & Production — 0.5%
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	5,000	6,261
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	8,000	8,648
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	6,000	6,610
Apache Corp. Senior Notes 4.38% due 10/15/2028	25,000	25,578
Apache Corp. Senior Notes 5.10% due 09/01/2040	30,000	30,225
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	$25,000	$24,875
Callon Petroleum Co. Company Guar. Notes 8.00% due 08/01/2028*	20,000	21,083
Callon Petroleum Co. Sec. Notes 9.00% due 04/01/2025*	10,000	10,600
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	35,000	33,950
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	25,000	25,128
Comstock Resources, Inc. Company Guar. Notes 5.88% due 01/15/2030*	20,000	19,706
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	15,000	15,474
Continental Resources, Inc. Company Guar. Notes 2.88% due 04/01/2032*	120,000	107,010
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	15,000	15,207
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	15,000	14,843
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	20,000	21,876
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	4,000	4,060
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.00% due 05/01/2029*	20,000	20,000
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	10,000	11,550
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	20,000	25,962
Devon Financing Co. LLC Senior Notes 7.88% due 09/30/2031	10,000	12,975
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	49,000	48,996
Encino Acquisition Partners Holdings LLC Company Guar. Notes 8.50% due 05/01/2028*	30,000	30,879

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	$40,000	$41,360
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	10,000	10,375
EQT Corp. Senior Notes 7.50% due 02/01/2030	15,000	17,369
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	10,000	10,275
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	5,000	5,631
Occidental Petroleum Corp. Senior Notes 6.20% due 03/15/2040	101,000	112,110
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	55,000	64,811
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	10,000	11,475
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	10,000	12,259
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	20,000	20,042
SM Energy Co. Senior Notes 6.50% due 07/15/2028	20,000	20,700
SM Energy Co. Senior Notes 6.63% due 01/15/2027	10,000	10,252
SM Energy Co. Senior Notes 6.75% due 09/15/2026	15,000	15,375
SM Energy Co. Sec. Notes 10.00% due 01/15/2025*	5,000	5,458
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	45,000	45,731
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	20,000	20,324
		965,043
Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	16,000	15,982
Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing — 0.0%
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	$25,000	$25,755
Oil-Field Services — 0.0%
ChampionX Corp. Company Guar. Notes 6.38% due 05/01/2026	7,000	7,140
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	20,000	20,235
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	10,000	10,038
		37,413
Oil-U.S. Royalty Trusts — 0.0%
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	20,000	20,372
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	7,000	10,223
Mercer International, Inc. Senior Notes 5.13% due 02/01/2029	15,000	14,475
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	15,000	15,113
Sylvamo Corp. Company Guar. Notes 7.00% due 09/01/2029*	30,000	29,442
		69,253
Pharmacy Services — 0.0%
Option Care Health, Inc. Company Guar. Notes 4.38% due 10/31/2029*	5,000	4,687
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	10,000	10,821
Boardwalk Pipelines LP Company Guar. Notes 3.60% due 09/01/2032	12,000	11,442
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	5,000	4,886
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	20,000	19,100
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	5,000	4,262

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	$62,000	$66,179
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	39,000	35,490
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031	15,000	14,541
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	15,000	15,726
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	23,450
DT Midstream, Inc. Senior Sec. Notes 4.30% due 04/15/2032*	25,000	25,086
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	38,965
Energy Transfer LP/Regency Energy Finance Corp. Senior Notes 4.50% due 11/01/2023	9,000	9,141
Energy Transfer Operating LP Senior Notes 2.90% due 05/15/2025	23,000	22,523
Energy Transfer Operating LP Senior Notes 5.88% due 01/15/2024	37,000	38,569
Energy Transfer Operating LP Senior Notes 6.50% due 02/01/2042	2,000	2,301
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	30,000	30,624
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	76,000	73,061
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	21,000	21,077
Hess Midstream Operations LP Company Guar. Notes 4.25% due 02/15/2030*	10,000	9,436
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	25,000	25,649
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	10,000	10,025
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	30,000	28,462
Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	$6,000	$6,462
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	30,943
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	10,000	10,150
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	50,000	51,426
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	24,000	25,426
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	20,000	19,350
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	15,000	14,555
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 11/01/2033*	10,000	9,554
		708,682
Pollution Control — 0.0%
Madison IAQ LLC Senior Sec. Notes 4.13% due 06/30/2028*	10,000	9,225
Madison IAQ LLC Senior Notes 5.88% due 06/30/2029*	30,000	26,625
		35,850
Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	10,000	8,682
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	31,000	31,749
Protection/Safety — 0.0%
ADT Security Corp. Senior Sec. Notes 4.13% due 08/01/2029*	30,000	27,831
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	10,000	9,162
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	30,000	29,382
		66,375

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Books — 0.1%
Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	$25,000	$24,938
Mav Acquisition Corp. Senior Sec. Notes 5.75% due 08/01/2028*	25,000	23,844
Mav Acquisition Corp. Senior Notes 8.00% due 08/01/2029*	30,000	28,353
		77,135
Publishing-Newspapers — 0.0%
News Corp. Senior Notes 3.88% due 05/15/2029*	20,000	18,900
News Corp. Company Guar. Notes 5.13% due 02/15/2032*	12,000	12,058
		30,958
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	4,944
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	30,000	30,378
		35,322
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	20,000	19,817
Radio — 0.1%
Beasley Mezzanine Holdings LLC Senior Sec. Notes 8.63% due 02/01/2026*	25,000	23,750
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	15,000	14,116
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	25,000	23,347
Spanish Broadcasting System, Inc. Senior Sec. Notes 9.75% due 03/01/2026*	20,000	20,100
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	20,000	20,597
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	25,000	25,125
		127,035
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.70% due 04/15/2031	117,000	105,824
Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 2.75% due 01/15/2027	$14,000	$13,425
American Tower Corp. Senior Notes 2.90% due 01/15/2030	40,000	37,140
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	20,000	19,886
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	41,000	41,008
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	7,000	7,338
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	76,000	79,210
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	68,000	65,192
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	25,000	22,683
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	10,293
iStar, Inc. Senior Notes 4.25% due 08/01/2025	90,000	88,962
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	15,123
iStar, Inc. Senior Notes 5.50% due 02/15/2026	15,000	15,225
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	25,000	23,959
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.75% due 06/15/2029*	25,000	23,687
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	5,000	4,981
Prologis LP Senior Notes 2.25% due 04/15/2030	14,000	13,008
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	5,000	5,249
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	8,000	10,200
		602,393

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services — 0.0%
Realogy Group LLC / Realogy Co-Issuer Corp. Company Guar. Notes 5.25% due 04/15/2030*	$20,000	$18,500
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 5.75% due 01/15/2029*	15,000	14,174
		32,674
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	55,000	64,562
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	10,000	10,140
NESCO Holdings II, Inc. Sec. Notes 5.50% due 04/15/2029*	25,000	24,563
PECF USS Intermediate Holding III Corp. Senior Notes 8.00% due 11/15/2029*	30,000	28,950
		128,215
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	15,000	15,010
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	15,000	15,656
		30,666
Retail-Apparel/Shoe — 0.0%
Victoria's Secret & Co. Company Guar. Notes 4.63% due 07/15/2029*	10,000	9,000
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 4.63% due 11/15/2029*	10,000	9,354
AutoNation, Inc. Senior Notes 2.40% due 08/01/2031	30,000	26,123
		35,477
Retail-Building Products — 0.0%
BCPE Ulysses Intermediate, Inc. Senior Notes 8.50% due 04/01/2027*(15)	15,000	13,612
Beacon Roofing Supply, Inc. Company Guar. Notes 4.13% due 05/15/2029*	10,000	9,238
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	14,899
Security Description	Principal Amount	Value (Note 2)
Retail-Building Products (continued)
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	$15,000	$14,050
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	20,000	18,952
		70,751
Retail-Drug Store — 0.0%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	42,000	39,585
Rite Aid Corp. Senior Sec. Notes 8.00% due 11/15/2026*	10,000	9,244
		48,829
Retail-Misc./Diversified — 0.0%
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	30,000	31,546
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	10,000	10,226
L Brands, Inc. Company Guar. Notes 7.50% due 06/15/2029	15,000	16,248
L Brands, Inc. Company Guar. Notes 9.38% due 07/01/2025*	3,000	3,420
		61,440
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	65,000	63,122
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings LLC Company Guar. Notes 5.88% due 03/15/2030*	5,000	4,947
Macy's Retail Holdings LLC Company Guar. Notes 6.13% due 03/15/2032*	10,000	9,875
		14,822
Retail-Restaurants — 0.0%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. Company Guar. Notes 6.75% due 01/15/2030*	10,000	9,200
IRB Holding Corp. Senior Sec. Notes 7.00% due 06/15/2025*	10,000	10,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,150
Yum! Brands, Inc. Senior Notes 3.63% due 03/15/2031	10,000	9,118

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	$10,000	$9,838
Yum! Brands, Inc. Senior Notes 5.38% due 04/01/2032	5,000	5,006
		53,712
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 6.63% due 01/31/2029*	22,000	23,100
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	20,000	19,226
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	15,000	14,925
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	30,000	28,792
		62,943
Telecommunication Equipment — 0.0%
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	10,000	9,740
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	8,000	7,640
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	10,000	10,116
		27,496
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	68,000	60,316
AT&T, Inc. Senior Notes 2.55% due 12/01/2033	81,000	71,897
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	64,000	56,412
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	48,000	50,710
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	7,000	7,599
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	5,000	4,590
Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	$270,000	$270,257
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	40,601
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	18,000	16,703
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	47,000	43,507
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	91,000	96,171
		718,763
Television — 0.1%
Gray Escrow II, Inc. Company Guar. Notes 5.38% due 11/15/2031*	50,000	47,811
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	10,000	9,300
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	20,000	19,150
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	10,000	10,055
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	10,000	8,917
		95,233
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Senior Sec. Notes 7.50% due 02/15/2029*	10,000	9,648
AMC Entertainment Holdings, Inc. Sec. Notes 12.00% due 06/15/2026*	25,000	22,517
Cinemark USA, Inc. Company Guar. Notes 5.25% due 07/15/2028*	25,000	23,125
Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*	5,000	4,888
Cinemark USA, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	5,000	5,231
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	20,000	20,375
Live Nation Entertainment, Inc. Senior Sec. Notes 6.50% due 05/15/2027*	10,000	10,650
		96,434

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	$20,000	$20,600
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*	5,000	4,896
Mattel, Inc. Company Guar. Notes 3.75% due 04/01/2029*	15,000	14,433
		19,329
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	20,000	18,900
Transport-Rail — 0.0%
Watco Cos. LLC/Watco Finance Co. Senior Notes 6.50% due 06/15/2027*	65,000	64,025
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	13,000	12,958
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 6.40% due 08/28/2028	15,000	16,068
Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	19,000	18,561
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	39,000	30,291
		48,852
Total U.S. Corporate Bonds & Notes (cost $15,789,104)		15,128,519
FOREIGN CONVERTIBLE BONDS & NOTES — 0.0%
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 0.50% due 01/30/2023 (cost $8,297)	9,000	8,439
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 6.00% due 02/15/2028*	5,000	4,686
Bombardier, Inc. Senior Notes 7.13% due 06/15/2026*	35,000	34,300
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	20,000	19,650
		58,636
Security Description	Principal Amount	Value (Note 2)
Agricultural Chemicals — 0.0%
Nufarm Australia, Ltd./Nufarm Americas, Inc. Senior Notes 5.00% due 01/27/2030*	$5,000	$4,926
Nutrien, Ltd. Senior Notes 2.95% due 05/13/2030	11,000	10,611
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	33,000	34,487
		50,024
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	15,000	14,944
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	15,000	15,114
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	25,000	25,229
		55,287
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	10,000	9,106
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	9,000	9,320
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	15,000	15,562
		24,882
Banks-Commercial — 0.2%
ABN AMRO Bank NV Sub. Notes 3.32% due 03/13/2037*	200,000	181,788
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	14,000	13,858
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	38,000	39,825
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	16,000	16,081
Westpac Banking Corp. Sub. Notes 2.96% due 11/16/2040	31,000	26,076
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	42,000	42,965
		320,593

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	$49,000	$51,495
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 3.50% due 02/15/2030*	20,000	17,975
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,026
		23,001
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC Company Guar. Notes 6.25% due 09/15/2027*	15,000	14,686
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC Senior Notes 5.00% due 06/15/2029*	20,000	18,160
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*	5,000	4,940
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	20,000	18,786
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	19,825
		76,397
Chemicals-Diversified — 0.0%
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	20,000	18,455
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	15,000	15,075
Containers-Paper/Plastic — 0.0%
Intelligent Packaging Holdco Issuer LP Senior Notes 9.00% due 01/15/2026*(15)	10,000	10,000
Intelligent Packaging, Ltd. Finco, Inc./ Intelligent Packaging, Ltd. Co-Issuer LLC Senior Sec. Notes 6.00% due 09/15/2028*	20,000	19,700
		29,700
Cruise Lines — 0.0%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	20,000	19,053
Security Description	Principal Amount	Value (Note 2)
Cruise Lines (continued)
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	$20,000	$20,153
NCL Corp., Ltd. Senior Sec. Notes 5.88% due 02/15/2027*	10,000	9,850
NCL Corp., Ltd. Senior Notes 7.75% due 02/15/2029*	5,000	5,062
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 08/31/2026*	5,000	4,819
		58,937
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	31,000	29,461
Diversified Banking Institutions — 0.2%
Banco Santander SA Sub. Notes 3.23% due 11/22/2032	200,000	179,532
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	150,000	137,656
		317,188
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	7,000	8,170
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	15,000	14,283
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	10,000	9,425
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	5,000	4,963
		14,388
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	19,927
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	71,000	73,613
Machinery-Pumps — 0.0%
Husky III Holding, Ltd. Senior Notes 13.00% due 02/15/2025*(15)	30,000	31,200

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Machinery-Pumps (continued)
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	$30,000	$29,850
		61,050
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	20,000	19,150
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	10,000	7,859
Bausch Health Cos., Inc. Senior Sec. Notes 6.13% due 02/01/2027*	15,000	15,110
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	10,000	8,200
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	12,837
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	5,000	4,563
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*(11)(12)	19,000	17,955
		85,674
Metal-Copper — 0.0%
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	15,000	15,446
Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Sec. Notes 3.50% due 09/01/2028*	10,000	9,403
GFL Environmental, Inc. Company Guar. Notes 4.00% due 08/01/2028*	5,000	4,600
GFL Environmental, Inc. Company Guar. Notes 4.75% due 06/15/2029*	5,000	4,775
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	15,127
Waste Connections, Inc. Senior Notes 3.20% due 06/01/2032	22,000	21,470
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	40,000	40,131
		95,506
Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	$15,000	$15,000
Precision Drilling Corp. Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,075
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	40,000	40,800
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	9,225	9,202
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	18,750	18,562
Transocean, Inc. Company Guar. Notes 11.50% due 01/30/2027*	20,000	20,650
		109,289
Oil Companies-Exploration & Production — 0.0%
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	25,000	25,300
EnCana Corp. Company Guar. Notes 6.63% due 08/15/2037	5,000	5,917
Ovintiv, Inc. Company Guar. Notes 6.50% due 08/15/2034	15,000	17,807
		49,024
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	12,357
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	42,000	49,678
		62,035
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	13,000	13,484
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	42,000	40,072
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	40,000	39,899
		79,971
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	30,000	28,426

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	$15,000	$13,612
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	20,000	19,200
		61,238
Security Services — 0.0%
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	20,000	18,020
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	22,000	22,550
		40,570
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/2039	37,000	43,429
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	35,000	35,419
Total Foreign Corporate Bonds & Notes (cost $2,107,434)		2,020,753
LOANS(7)(8)(9) — 0.3%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.80% (3 ML +3.50%) due 08/21/2026	24,375	23,939
Airlines — 0.0%
AAdvantage Loyalty LP, Ltd. FRS BTL 5.50% (3 ML +4.75%) due 04/20/2028	5,000	5,057
United Airlines, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 04/21/2028	14,850	14,651
		19,708
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP FRS BTL-B 3.71% (1 ML +3.25%) due 04/30/2026	30,000	29,597
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.71% (1 ML +3.25%) due 04/10/2028	9,925	9,760
Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 3.75% (1 ML +3.25%) due 05/01/2026	$13,374	$13,274
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 3.25% (3 ML +2.50%) due 05/05/2024	5,570	5,516
CP Atlas Buyer, Inc. FRS BTL-B 4.25% (1 ML +3.75%) due 11/23/2027	25,743	24,995
		30,511
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024	39,695	37,820
Cable/Satellite TV — 0.0%
DirecTV Financing LLC FRS BTL 5.75% (3 ML +5.00%) due 08/02/2027	19,100	19,056
Chemicals-Diversified — 0.0%
SCIH Salt Holdings, Inc. FRS BTL-B 4.75% (6 ML +4.00%) due 03/16/2027	16,338	16,036
Chemicals-Specialty — 0.0%
Starfruit US HoldCo. LLC FRS BTL-B 4.01% (3 ML +3.00%) due 10/01/2025	11,702	11,487
Containers-Paper/Plastic — 0.0%
Klockner Pentaplast of America, Inc. FRS BTL 5.55% (6 ML +4.75%) due 02/12/2026	9,900	8,910
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 3.23% (1 ML +3.00%) due 06/30/2025(9)	11,360	11,309
Educational Software — 0.0%
Ascend Learning LLC FRS 2nd Lien BTL 6.25% (1 ML +5.75%) due 12/10/2029	10,000	9,900
Energy-Alternate Sources — 0.0%
Blackstone CQP Holdco LP FRS BTL-B 4.76% (3 ML +3.75%) due 06/05/2028	19,850	19,714

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(7)(8)(9) (continued)
Enterprise Software/Service — 0.1%
Epicor Software Corp. FRS BTL 4.00% (1 ML +3.25%) due 07/30/2027	$14,775	$14,642
Epicor Software Corp. FRS BTL 2nd Lien 8.75% (1 ML +7.75%) due 07/31/2028	10,000	10,193
Greeneden US Holdings II LLC FRS BTL-B 4.75% (1 ML +4.00%) due 12/01/2027	14,850	14,816
Rocket Software, Inc. FRS BTL 4.75% (1 ML +4.25%) due 11/28/2025	9,925	9,769
Solera LLC FRS BTL-B 4.50% (1 ML +4.00%) due 06/02/2028	19,900	19,736
The Ultimate Software Group, Inc. FRS 2nd Lien 5.75% (3 ML +5.25%) due 05/03/2027	10,000	9,910
		79,066
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 4.50% (3 ML +3.50%) due 02/28/2025	4,702	4,232
Robertshaw US Holding Corp. FRS 2nd Lien 9.00% (3 ML +8.00%) due 02/28/2026	10,000	7,500
		11,732
Golf — 0.0%
MajorDrive Holdings IV LLC FRS BTL-B 4.56% (3 ML +4.00%) due 06/01/2028	19,825	19,491
Health Care Providers & Services — 0.0%
One Call Corp. FRS BTL 6.25% (3 ML +5.50%) due 04/22/2027	19,850	18,361
Insurance Brokers — 0.0%
Hub International, Ltd. FRS BTL-B 4.00% (3 ML +3.25%) due 04/25/2025	4,975	4,938
Insurance-Property/Casualty — 0.0%
Asurion LLC FRS BTL-B9 3.71% (1 ML +3.25%) due 07/31/2027	4,962	4,854
Security Description	Principal Amount	Value (Note 2)
Insurance-Property/Casualty (continued)
Asurion LLC FRS BTL-B4 5.71% (1 ML +5.25%) due 01/20/2029	$10,000	$9,770
		14,624
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 12/06/2027	19,750	19,395
Machinery-Electrical — 0.0%
Vertiv Group Corp. FRS BTL-B 2.99% (1 ML +2.75%) due 03/02/2027	29,180	28,347
Machinery-General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 07/30/2027	2,193	2,170
Vertical US Newco, Inc. FRS BTL-B 4.02% (6 ML +3.50%) due 07/30/2027	7,763	7,681
		9,851
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 4.01% (3 ML +3.00%) due 03/28/2025	29,126	28,470
Medical-Drugs — 0.0%
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028	14,888	14,823
Medical-Hospitals — 0.0%
Quorum Health Corp. FRS BTL 8.75% (3 ML +7.75%) due 04/29/2025	25,866	23,452
Medical-Outpatient/Home Medical — 0.1%
Global Medical Response, Inc. FRS BTL-B 5.25% (3 ML +4.25%) due 10/02/2025	34,563	34,292
Metal-Iron — 0.0%
TMS International Corp. FRS BTL-B3 3.75% (1 ML +2.75%) due 08/14/2024	4,987	4,937
Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL 3.50% (3 ML +3.00%) due 05/30/2025	12,530	12,465

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(7)(8)(9) (continued)
Rental Auto/Equipment — 0.0%
PECF USS Intermediate Holding III Corp FRS BTL-B 4.76% (3 ML +4.25%) due 12/15/2028	$24,938	$24,657
Retail-Building Products — 0.0%
White Cap Buyer LLC FRS BTL-B 4.% (1 ML +3.75%) due 10/19/2027	14,813	14,623
Retail-Restaurants — 0.0%
IRB Holding Corp. FRS BTL 4.00% (3 ML +3.00%) due 12/15/2027	4,950	4,885
Theaters — 0.0%
AMC Entertainment Holdings, Inc. FRS BTL-B 3.35% (1 ML +3.00%) due 04/22/2026	14,822	13,161
Total Loans (cost $654,735)		642,591
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	37,024
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,494
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	41,346
Total Municipal Bonds & Notes (cost $70,154)		95,864
U.S. GOVERNMENT AGENCIES — 3.7%
Federal Home Loan Mtg. Corp. — 0.3%
5.50% due 06/01/2035	1,529	1,675
7.50% due 10/01/2029	1,450	1,545
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2022-DNA2, Class M1A 1.40% (SOFR30A +1.30%) due 02/25/2042*(6)	98,161	97,569
Series 2018-HRP2, Class M3AS 1.46% (1 ML+1.00%) due 02/25/2047*(6)	270,880	268,108
Series 2019-HRP1, Class M2 1.86% (1 ML + 1.40%) due 02/25/2049*(6)	28,620	28,226
Series 2022-DNA1, Class M1B 1.95% (SOFR30A +1.85%) due 01/25/2042*(6)	21,000	19,794
Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2021-DNA2, Class M2 2.40% (SOFR30A+2.30%) due 08/25/2033*(6)	$73,000	$71,960
Series 2018-DNA3, Class M2 2.56% (1 ML+2.10%) due 09/25/2048*(6)	86,584	86,963
Series 2018-HQA2, Class M2 2.76% (1 ML+2.3%) due 10/25/2048*(6)	10,000	9,976
Series 2018-HRP2, Class M3 2.86% (1 ML+2.40%) due 02/25/2047*(6)	113,000	112,718
Series 2019-DNA2, Class M2 2.91% (1 ML+2.45%) due 03/25/2049*(6)	11,091	11,105
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 15.93% (-2.56*1 ML+16.95) due 06/15/2034(6)(10)	2,644	2,793
Series 3065, Class DC 18.67% (-3.00*1 ML+19.86) due 03/15/2035(6)(10)	12,204	15,131
Series 3072, Class SM 22.34% (-3.67*1 ML+23.8) due 11/15/2035(6)(10)	6,897	9,281
		736,844
Federal National Mtg. Assoc. — 0.7%
3.00% due 09/01/2046	204,609	203,518
3.00% due 10/01/2046	74,064	73,596
3.50% due 01/01/2047	20,236	20,531
4.00% due 04/01/2049	182,039	186,503
6.00% due 06/01/2036	535	582
6.50% due 06/01/2036	5,776	6,270
6.50% due 07/01/2036	1,550	1,699
6.50% due 09/01/2036	4,574	4,980
6.50% due 11/01/2036	17,944	19,345
7.00% due 06/01/2033	2,106	2,278
7.00% due 04/01/2035	2,690	2,946
7.50% due 04/01/2024	926	953
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2021-R01, Class 1M1 0.85% (SOFR + 0.75%) due 10/25/2041*(6)	6,532	6,485
Series 2021-R02, Class 2M1 1.00% (SOFR30A + 0.90%) due 11/25/2041*(6)	10,278	10,168
Series 2018-C05, Class 1ED1 1.11% (1 ML + 0.65%) due 01/25/2031(6)	8,260	8,157
Series 2017-C07, Class 1EB2 1.46% (1 ML + 1.00%) due 05/25/2030(6)	21,465	21,316
Series 2017-C02, Class 2ED3 1.81% (1 ML+1.35%) due 09/25/2029(6)	7,903	7,839

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2020-R01, Class 1M2 2.51% (1 ML + 2.05%) due 01/25/2040*(6)	$8,876	$8,865
Series 2018-C01, Class 1ED5 2.71% (1 ML + 2.25%) due 07/25/2030(6)	10,034	10,036
Series 2018-R07, Class 1M2 2.86% (1 ML+2.40%) due 04/25/2031*(6)	16,649	16,649
Series 2019-R01, Class 2M2 2.91% (1 ML+2.45%) due 07/25/2031*(6)	23,185	23,243
Series 2014-C02, Class 2M2 3.06% (1 ML + 2.60%) due 05/25/2024(6)	16,111	16,092
Series 2017-C01, Class 1M2C 4.01% (1 ML + 3.55%) due 07/25/2029(6)	11,000	11,331
Series 2017-C01, Class 1M2 4.01% (1 ML+3.55%) due 07/25/2029(6)	137,637	140,109
Series 2017-C02, Class 2M2C 4.11% (1 ML + 3.65%) due 09/25/2029(6)	16,000	16,397
Series 2016-C04, Class 1M2 4.71% (1 ML+4.25%) due 01/25/2029(6)	137,107	140,554
Series 2015-C01, Class 1M2 4.76% (1 ML+4.30%) due 02/25/2025(6)	2,814	2,835
Series 2016-C07, Class 2M2 4.81% (1 ML+4.35%) due 05/25/2029(6)	98,419	102,545
Series 2016-C05, Class 2M2 4.91% (1 ML + 4.45%) due 01/25/2029(6)	139,731	145,086
Series 2014-C04, Class 1M2 5.36% (1 ML+4.90%) due 11/25/2024(6)	84,333	86,823
Series 2015-C03, Class 2M2 5.46% (1 ML+5.00%) due 07/25/2025(6)	58	58
Series 2013-C01, Class M2 5.71% (1 ML+5.25%) due 10/25/2023(6)	2,879	2,968
Series 2016-C03, Class 1M2 5.76% (1 ML+5.30%) due 10/25/2028(6)	4,785	4,981
Series 2015-C04, Class 2M2 6.01% (1 ML+5.55%) due 04/25/2028(6)	5,091	5,287
Series 2015-C04, Class 1M2 6.16% (1 ML+5.70%) due 04/25/2028(6)	18,536	19,827
Series 2016-C02, Class 1M2 6.46% (1 ML+6.00%) due 09/25/2028(6)	64,898	68,411
Security Description	Shares/ Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2016-C01, Class 1M2 7.21% (1 ML + 6.75%) due 08/25/2028(6)	$13,838	$14,803
Series 2016-C01, Class 2M2 7.41% (1 ML + 6.95%) due 08/25/2028(6)	21,388	22,709
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(3)(5)(6)	37,487	372
Federal National Mtg. Assoc., REMIC FRS Series 2006-8, Class HP 22.89% (-3.67*1 ML+24.57) due 03/25/2036(6)(10)	6,662	9,129
		1,446,276
Government National Mtg. Assoc. — 0.5%
3.50% due April 30 TBA	1,000,000	1,006,269
5.50% due 11/20/2049	3,203	3,399
6.50% due 08/20/2037	6,688	7,498
6.50% due 09/20/2037	1,610	1,801
		1,018,967
Uniform Mtg. Backed Securities — 2.2%
2.00% due May 30 TBA	2,000,000	1,853,764
2.50% due May 30 TBA	3,000,000	2,859,168
		4,712,932
Total U.S. Government Agencies (cost $8,170,608)		7,915,019
U.S. GOVERNMENT TREASURIES — 2.0%
United States Treasury Bonds — 1.3%
1.88% due 02/15/2051	850,000	743,086
2.75% due 08/15/2042(14)	2,090,000	2,128,126
		2,871,212
United States Treasury Notes — 0.7%
1.13% due 02/28/2025	90,000	86,597
1.50% due 02/15/2030	260,000	243,933
1.63% due 02/15/2026	120,000	116,133
1.63% due 09/30/2026	260,000	250,656
1.63% due 05/15/2031	570,000	536,958
2.38% due 08/15/2024	180,000	179,740
		1,414,017
Total U.S. Government Treasuries (cost $4,358,316)		4,285,229
EXCHANGE-TRADED FUNDS — 0.7%
iShares Core MSCI Emerging Markets ETF	3,038	168,761
iShares MSCI EAFE ETF	2,303	109,300
SPDR S&P 500 Trust ETF	2,450	1,106,514
SPDR S&P MidCap 400 ETF	317	155,473
Total Exchange-Traded Funds (cost $1,517,793)		1,540,048

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EQUITY CERTIFICATES — 0.1%
Batteries/Battery Systems — 0.1%
UBS AG — Contemporary Amperex Technology Co., Ltd.	1,000	$80,765
Diversified Banking Institutions — 0.0%
UBS AG — Centre Testing International Group Co., Ltd	22,635	70,191
Finance-Investment Banker/Broker — 0.0%
UBS AG — Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,332	64,520
Machinery-Electrical — 0.0%
UBS AG — Shenzhen Inovance Technology Co., Ltd,	7,444	66,893
Total Equity Certificates (cost $323,189)		282,369
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. Escrow Notes 6.63% due 11/15/2019(13)	20,000	2
Vistra Energy Corp. CVR†(1)	1,362	1,757
Total Escrows And Litigation Trusts (cost $4)		1,759
Total Long-Term Investment Securities (cost $179,128,405)		202,658,578
SHORT-TERM INVESTMENT SECURITIES — 3.0%
Commercial Paper — 3.0%
Atlantic Asset Securitization LLC 0.62% due 04/21/2022	$1,000,000	999,727
Australia & New Zealand Banking Group, Ltd. 0.53% due 05/02/2022	1,050,000	1,049,564
Fairway Finance Corp. 0.31% due 04/20/2022	1,050,000	1,049,736
Matchpoint Finance PLC 0.67% due 05/03/2022	1,050,000	1,049,403
MetLife Short Term Funding LLC 0.40% due 04/19/2022	1,100,000	1,099,762
Total Capital Canada, Ltd 0.41% due 04/06/2022	1,050,000	1,049,928
Total Short-Term Investment Securities (cost $6,298,099)		6,298,120
REPURCHASE AGREEMENTS — 3.8%
Agreement with Bank of America Securities LLC, bearing interest at 0.27% dated 03/31/2022, to be repurchased 04/01/2022 in the amount of $8,045,060 and collateralized by $8,175,000 of United States Treasury Notes, bearing interest at 2.50% due 03/31/2027 and having an approximate value of $8,204,430 (cost $8,045,000)	8,045,000	8,045,000
TOTAL INVESTMENTS (cost $193,471,504)(17)	102.6%	217,001,698
Liabilities in excess of other assets	(2.6)	(5,462,404)
NET ASSETS	100.0%	$211,539,294

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $9,784,519 representing 4.6% of net assets.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	566	$20,644	$16,485	$29	0.00%
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,757	1	0.00
				$18,242		0.00%

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  Collateralized Mortgage Obligation

(7)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

(10)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2022.

(11)  Security in default of interest.

(12)  Company has filed for bankruptcy protection.

(13)  Securities classified as Level 3 (see Note 2).

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(16)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2022.

(17)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

SOFR30A — Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	E-Mini Russell 2000 Index	June 2022	$200,706	$206,640	$5,934
10	Long	S&P 500 E-Mini Index	June 2022	2,124,049	2,265,375	141,326
						$147,260
						Unrealized (Depreciation)
4	Long	U.S. Treasury 10 Year Notes	June 2022	$504,875	$491,500	$(13,375)
30	Long	U.S. Treasury 2 Year Notes	June 2022	6,437,109	6,357,656	(79,453)
15	Long	U.S. Treasury 5 Year Notes	June 2022	1,761,211	1,720,313	(40,898)
1	Long	U.S. Treasury Long Bonds	June 2022	155,586	150,062	(5,524)
						$(139,250)
Net Unrealized Appreciation (Depreciation)						$8,010

*   Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or (Paid) by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$143	06/20/2023	USD-12 Month-SOFR + 1.00%/Monthly	Alinma Bank/Monthly	$—	$2,440
Bank of America N.A.	5	06/23/2023	USD-12 Month-SOFR + 1.00%/Monthly	Alinma Bank/Monthly	—	91
Bank of America N.A.	118	06/20/2023	USD-12 Month-SOFR + 1.00%/Monthly	Alinma Bank/Monthly	—	2,005
Net Unrealized Appreciation (Depreciation)					$—	$4,536

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

(1)  The following list represents the components in the Citibank U.S. Equity Custom Basket:

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	HKD	58,600	USD	7,522	05/18/2022	$38	$—
Citibank N.A.	DKK	632,700	USD	94,699	06/15/2022	356	—
	USD	521,314	EUR	468,300	06/15/2022	—	(1,858)
						356	(1,858)
Goldman Sachs International	USD	1,471,582	CNH	9,422,100	05/18/2022	7,149	—
HSBC Bank PLC	USD	235,556	JPY	26,904,200	05/18/2022	—	(14,352)
	USD	546,402	EUR	490,900	06/15/2022	—	(1,877)
						—	(16,229)
JPMorgan Chase Bank	NOK	450,600	USD	50,540	06/15/2022	—	(617)
	SGD	310,500	USD	230,926	05/18/2022	1,858	—
	USD	560,329	HKD	4,383,900	05/18/2022	—	(409)
	USD	8,630	KRW	10,360,400	05/18/2022	—	(108)
	USD	314,134	GBP	234,800	06/15/2022	—	(5,779)
						1,858	(6,913)
Morgan Stanley & Co., Inc.	EUR	656,900	USD	721,710	06/15/2022	—	(6,949)
	USD	79	CAD	100	04/20/2022	1	—
						1	(6,949)
NatWest Markets PLC	CHF	56,600	USD	61,753	06/15/2022	318	—
	EUR	657,000	USD	721,788	06/15/2022	—	(6,981)
	SEK	2,050,900	USD	211,667	06/15/2022	—	(6,843)
	USD	636,646	JPY	72,709,300	05/18/2022	—	(38,835)
						318	(52,659)
State Street Bank and Trust Co.	USD	14,107	ILS	43,900	04/20/2022	—	(346)
	USD	1,030,466	EUR	925,700	06/15/2022	—	(3,645)
						—	(3,991)
Toronto Dominion Bank	HKD	4,924,200	USD	632,083	05/18/2022	3,155	—
UBS AG	USD	26,378	CAD	33,600	04/20/2022	497	—
Westpac Banking Corp.	AUD	638,500	USD	457,601	04/20/2022	—	(20,277)
	USD	19,704	CAD	25,100	04/20/2022	373	—
						373	(20,277)
Unrealized Appreciation (Depreciation)						$13,745	$(108,876)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CNH — Yuan Renminbi
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Products	$4,451,770	$361,506	**	$—	$4,813,276
Other Industries	124,913,213	35,605,729	#		160,518,942
Preferred Securities/Capital Securities	—	913,259		—	913,259
Asset Backed Securities	—	4,464,716		—	4,464,716
U.S. Convertible Bonds & Notes	—	27,795		—	27,795
U.S. Corporate Bonds & Notes	—	15,128,519		—	15,128,519
Foreign Convertible Bonds & Notes	—	8,439		—	8,439
Foreign Corporate Bonds & Notes	—	2,020,753		—	2,020,753
Loans	—	642,591		—	642,591
Municipal Bonds & Notes	—	95,864		—	95,864
U.S. Government Agencies	—	7,915,019		—	7,915,019
U.S. Government Treasuries	—	4,285,229		—	4,285,229
Exchange-Traded Funds	1,540,048	—		—	1,540,048
Equity Certificates	—	282,369		—	282,369
Escrows and Litigations	—	1,757		2	1,759
Short-Term Investment Securities	—	6,298,120		—	6,298,120
Repurchase Agreements	—	8,045,000		—	8,045,000
Total Investments at Value	$130,905,031	$86,096,665		$2	$217,001,698
Other Financial Instruments:†
Futures Contracts	$147,260	$—		$—	$147,260
Over the Counter Total Return Swap Contracts	—	4,536		—	4,536
Forward Foreign Currency Contracts	—	13,745		—	13,745
Total Other Financial Instruments	$147,260	$18,281		$—	$165,541
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$139,250	$—		$—	$139,250
Forward Foreign Currency Contracts	—	108,876		—	108,876
Total Other Financial Instruments	$139,250	$108,876		$—	$248,126

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Amount includes $345,021 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

#  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.

See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Applications Software	15.7%
E-Commerce/Products	12.8
Web Portals/ISP	9.0
Computers	7.4
Auto-Cars/Light Trucks	7.1
Internet Content-Entertainment	5.7
Electronic Components-Semiconductors	3.8
E-Commerce/Services	3.6
Finance-Credit Card	3.4
Enterprise Software/Service	3.3
Computer Software	2.4
Retail-Apparel/Shoe	2.3
Commercial Services-Finance	2.1
Registered Investment Companies	2.0
Semiconductor Equipment	1.6
Medical Products	1.6
Medical-HMO	1.5
Medical Instruments	1.5
Medical-Drugs	1.2
Aerospace/Defense	1.0
Casino Hotels	1.0
Retail-Restaurants	1.0
Data Processing/Management	0.9
Entertainment Software	0.8
Transport-Services	0.7
Medical-Hospitals	0.7
Power Converter/Supply Equipment	0.7
Aerospace/Defense-Equipment	0.7
Advertising Services	0.5
Pharmacy Services	0.5
Diagnostic Equipment	0.5
Athletic Equipment	0.4
Medical-Biomedical/Gene	0.3
Industrial Automated/Robotic	0.3
Consulting Services	0.3
Diversified Financial Services	0.3
Commercial Services	0.2
Patient Monitoring Equipment	0.2
Finance-Consumer Loans	0.2
Semiconductor Components-Integrated Circuits	0.2
Communications Software	0.2
Retail-Automobile	0.2
Recycling	0.1
Retail-Auto Parts	0.1
Finance-Investment Banker/Broker	0.1
Computer Graphics	0.1
Auto Components	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.9%
Advertising Services — 0.5%
Trade Desk, Inc., Class A†	31,725	$2,196,956
Aerospace/Defense — 1.0%
Teledyne Technologies, Inc.†	9,206	4,351,032
Aerospace/Defense-Equipment — 0.7%
Airbus SE†	22,504	2,720,138
Applications Software — 15.7%
Intuit, Inc.	17,663	8,493,077
Magic Leap, Inc., Class A†(1)(2)	2,188	26,258
Microsoft Corp.	152,256	46,942,047
Roper Technologies, Inc.	6,729	3,177,636
ServiceNow, Inc.†	11,171	6,221,018
Stripe, Inc., Class B†(1)(2)	10,760	441,913
		65,301,949
Athletic Equipment — 0.4%
Peloton Interactive, Inc., Class A†	57,862	1,528,714
Auto-Cars/Light Trucks — 6.6%
Ferrari NV	13,564	2,958,173
Rivian Automotive, Inc. Lock-Up Shares(1)†	311,210	14,853,431
Rivian Automotive, Inc., Class A†	19,925	1,001,032
Tesla, Inc.†	7,992	8,612,179
		27,424,815
Casino Hotels — 1.0%
Las Vegas Sands Corp.†	50,290	1,954,772
Wynn Resorts, Ltd.†	28,562	2,277,534
		4,232,306
Commercial Services — 0.2%
Cintas Corp.	2,386	1,014,981
Commercial Services-Finance — 2.1%
Block, Inc. CDI†	15,679	2,068,263
Block, Inc., Class A†	6,245	846,822
Global Payments, Inc.	14,133	1,933,960
MarketAxess Holdings, Inc.	2,058	700,132
PayPal Holdings, Inc.†	4,407	509,670
Toast, Inc., Class A†	1,953	42,439
TransUnion	24,828	2,565,725
		8,667,011
Communications Software — 0.2%
Zoom Video Communications, Inc., Class A†	6,315	740,307
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	293,475
Computer Software — 2.3%
Datadog, Inc., Class A†	13,876	2,101,798
HashiCorp, Inc., Class A†	3,817	206,118
MongoDB, Inc.†	6,704	2,973,827
SentinelOne, Inc., Class A†	46,712	1,809,623
Snowflake, Inc., Class A†	7,037	1,612,388
Twilio, Inc., Class A†	5,330	878,437
		9,582,191
Computers — 7.4%
Apple, Inc.	177,124	30,927,622
Security Description	Shares	Value (Note 2)
Consulting Services — 0.3%
Verisk Analytics, Inc.	5,074	$1,089,033
Data Processing/Management — 0.9%
Fiserv, Inc.†	38,592	3,913,229
Diagnostic Equipment — 0.5%
Avantor, Inc.†	56,789	1,920,604
Diversified Financial Services — 0.3%
ANT International Co., Ltd., Class C†(1)(2)	366,711	1,045,126
E-Commerce/Products — 12.8%
Amazon.com, Inc.†	14,781	48,185,321
Coupang, Inc.†	62,009	1,096,319
Sea, Ltd. ADR†	33,108	3,966,007
		53,247,647
E-Commerce/Services — 3.3%
Airbnb, Inc., Class A†	11,067	1,900,868
Booking Holdings, Inc.†	1,264	2,968,441
DoorDash, Inc., Class A†	23,692	2,776,465
Expedia Group, Inc.†	14,231	2,784,580
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	167	16,032
Maplebear, Inc. (dba Instacart)† Voting†(1)(2)	3,211	308,256
Match Group, Inc.†	26,068	2,834,634
		13,589,276
Electronic Components-Semiconductors — 3.8%
Advanced Micro Devices, Inc.†	44,361	4,850,432
NVIDIA Corp.	40,064	10,931,863
		15,782,295
Enterprise Software/Service — 3.3%
Atlassian Corp. PLC, Class A†	9,863	2,898,045
Bill.com Holdings, Inc.†	5,328	1,208,337
Black Knight, Inc.†	40,162	2,328,994
Ceridian HCM Holding, Inc.†	12,688	867,352
Salesforce, Inc.†	25,527	5,419,893
UiPath, Inc., Class A†	31,563	681,445
Workday, Inc., Class A†	1,614	386,489
		13,790,555
Entertainment Software — 0.8%
Epic Games, Inc.†(1)(2)	1,876	1,616,549
ROBLOX Corp., Class A†	33,135	1,532,163
		3,148,712
Finance-Consumer Loans — 0.2%
SoFi Technologies, Inc.†	89,075	841,759
Finance-Credit Card — 3.4%
Mastercard, Inc., Class A	18,529	6,621,894
Visa, Inc., Class A	34,518	7,655,057
		14,276,951
Finance-Investment Banker/Broker — 0.1%
Tradeweb Markets, Inc., Class A	4,105	360,706
Internet Content-Entertainment — 5.7%
Meta Platforms, Inc., Class A†	47,377	10,534,749
Netflix, Inc.†	13,937	5,220,661

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description			Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment (continued)
Snap, Inc., Class A†			142,325	$5,122,277
Spotify Technology SA†			19,499	2,944,739
				23,822,426
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†			20,033	6,043,555
Medical Products — 1.6%
Align Technology, Inc.†			5,436	2,370,096
Stryker Corp.			15,201	4,063,987
				6,434,083
Medical-Biomedical/Gene — 0.3%
Argenx SE ADR†			4,004	1,262,501
Medical-Drugs — 1.2%
AstraZeneca PLC ADR			13,653	905,740
Eli Lilly & Co.			14,110	4,040,681
				4,946,421
Medical-HMO — 1.5%
Humana, Inc.			5,475	2,382,556
UnitedHealth Group, Inc.			7,773	3,963,997
				6,346,553
Medical-Hospitals — 0.7%
HCA Healthcare, Inc.			11,628	2,914,209
Patient Monitoring Equipment — 0.2%
Insulet Corp.†			3,600	959,004
Pharmacy Services — 0.5%
Cigna Corp.			8,692	2,082,690
Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†			9,280	2,758,573
Retail-Apparel/Shoe — 2.3%
Lululemon Athletica, Inc.†			10,682	3,901,387
Ross Stores, Inc.			61,466	5,560,214
				9,461,601
Retail-Auto Parts — 0.1%
Aurora Innovation, Inc. Lock-Up Shares†(1)			76,239	404,867
Retail-Automobile — 0.2%
Carvana Co.†			6,186	737,928
Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†			2,633	4,165,485
Semiconductor Components-Integrated Circuits — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR			7,525	784,557
Semiconductor Equipment — 1.6%
AS	ML	Holding NV	10,095	6,742,753
Transport-Services — 0.7%
FedEx Corp.			13,256	3,067,306
Web Portals/ISP — 9.0%
Alphabet, Inc., Class A†			6,734	18,729,611
Alphabet, Inc., Class C†			6,735	18,810,788
				37,540,399
Total Common Stocks (cost $271,942,332)				402,462,301
Security Description	Shares	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 1.4%
Auto Components — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	$275,325
Auto-Cars/Light Trucks — 0.5%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	890,630
GM Cruise Holdings LLC Series G†(1)(2)	17,766	468,134
Waymo LLC Series A-2†(1)(2)	4,915	450,814
		1,809,578
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	34,125
Canva, Inc. Series A-3†(1)(2)	5	6,825
		40,950
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	506,043
E-Commerce/Services — 0.3%
Maplebear, Inc. (dba Instacart), Series A†(1)(2)	443	42,528
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	6,559	629,664
Maplebear, Inc. (dba Instacart) Series I†(1)(2)	897	86,112
Rappi, Inc., Series E†(1)(2)	9,191	521,405
		1,279,709
Industrial Automated/Robotic — 0.3%
Nuro, Inc. Series C†(1)(2)	47,284	985,669
Nuro, Inc. Series D†(1)(2)	10,245	213,564
		1,199,233
Recycling — 0.1%
Redwood Materials, Inc. Series C†(1)(2)	9,878	515,138
Total Convertible Preferred Securities (cost $4,731,555)		5,625,976
Total Long-Term Investment Securities (cost $276,673,887)		408,088,277
SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(3)	591,996	591,996
T. Rowe Price Government Reserve Fund 0.29%(3)	7,848,460	7,848,460
Total Short-Term Investment Securities (cost $8,440,456)		8,440,456

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
TOTAL INVESTMENTS (cost $285,114,343)(4)	100.3%	$416,528,733
Liabilities in excess of other assets	(0.3)	(1,302,071)
NET ASSETS	100.0%	$415,226,662

†  Non-income producing security

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	366,711	$1,397,675	$1,045,126	$2.85	0.25%
Aurora Innovation, Inc., Lock-Up Shares	11/05/2021	76,239	324,519	404,867	5.31	0.10
Canva, Inc.	12/17/2021	215	366,395	293,475	1,365.00	0.07
Epic Games, Inc.	06/18/2020	1,420	816,500
	03/29/2021	456	403,560
		1,876	1,220,060	1,616,549	861.70	0.39
Magic Leap, Inc., Class A	09/21/2021	2,188	1,064,503	26,258	12.00	0.01
Maplebear, Inc. (dba Instacart), Non-Voting Shares	08/07/2020	167	7,738	16,032	96.00	0.00
Maplebear, Inc. (dba Instacart), Voting Shares	08/07/2020	3,211	148,778	308,256	96.00	0.07
Rivian Automotive, Inc., Lock-Up Shares	11/09/2021	311,210	4,907,897	14,853,431	47.73	3.58
Stripe, Inc., Class B	12/17/2019	10,760	168,824	441,913	41.07	0.11
Convertible Preferred Securities
Canva, Inc., Series A	12/17/2021	25	42,604	34,125	1,365.00	0.01
Canva, Inc., Series A-3	12/17/2021	5	8,521	6,825	1,365.00	0.00
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Formagrid, Inc., Series F	12/08/2021	2,702	$506,043	$506,043	$187.28	0.12%
GM Cruise Holdings LLC, Class F	05/04/2019	33,800	616,850	890,630	26.35	0.21
GM Cruise Holdings LLC, Class G	01/21/2021	17,766	468,134	468,134	26.35	0.11
Maplebear, Inc. (dba Instacart), Series A	11/18/20	443	27,028	42,528	96.00	0.01
Maplebear, Inc. (dba Instacart), Series G	07/02/2020	6,559	315,435	629,664	96.00	0.15
Maplebear, Inc. (dba Instacart), Series I	02/26/2021	897	112,125	86,112	96.00	0.02
Nuro, Inc., Series C	10/30/20	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	985,669	20.85	0.24
Nuro, Inc., Series D	10/29/21	10,245	213,564	213,564	20.85	0.05
Rappi, Inc., Series E	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	521,405	56.73	0.13
Redwood Materials, Inc., Series C	05/28/2021	9,878	468,251	515,138	52.15	0.12
Sila Nanotech- nologies, Inc., Series F	01/07/2021	8,833	364,563	275,325	31.17	0.07
Waymo LLC, Series A-2	05/08/2020	4,915	422,037	450,814	91.72	0.11
				$24,631,883		5.93%

(2)  Securities classified as Level 3 (see Note 2).

(3)  The rate shown is the 7-day yield as of March 31, 2022.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$64,833,778	$—		$468,171	$65,301,949
Auto-Cars/Light Trucks	12,571,384	14,853,431		—	27,424,815
Computer Graphics	—	—		293,475	293,475
Diversified Financial Services	—	—		1,045,126	1,045,126
E-Commerce/Services	13,264,988	—		324,288	13,589,276
Entertainment Software	1,532,163	—		1,616,549	3,148,712
Retail-Auto Parts	—	404,867		—	404,867
Other Industries	286,465,680	4,788,401	**	—	291,254,081
Convertible Preferred Securities	—	—		5,625,976	5,625,976
Short-Term Investment Securities	8,440,456	—		—	8,440,456
Total Investments at Value	$387,108,449	$20,046,699		$9,373,585	$416,528,733

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2021	$5,034,497	$20,805,041
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain		351,988
Realized Loss	(144,671)	(646,354)
Change in unrealized appreciation(1)	31,726	4,900,565
Change in unrealized depreciation(1)	(2,383,415)	(3,209,339)
Net purchases	1,430,899	1,238,983
Net Sales	(133,793)	(2,065,027)
Transfers into Level 3	—	—
Transfers out of Level 3(2)	(87,634)	(15,749,881)
Balance as of March 31, 2022	$3,747,609	$5,625,976

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2022 includes:

Common Stocks	Convertible Preferred Securities
$(2,207,512)	$87,854

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2022.

(2)  Private Common and Convertible Preferred Securities were converted to Common Stocks following the Companies' IPO listings. Securities are now valued using Level 1 or 2 inputs.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,616,549	Market Approach	Transaction Price*	$885.0000
			Sales Multiple*	6.95	x
			EBITDA Multiple*	23.7	x
			Discount for Lack of Marketability	10.0%
	$324,288	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			EBITDA Multiple*	43.325	x
			Discount for Lack of Marketability	10.0%
	$293,475	Market Approach	Primary Transaction Price*	$1,704.1600
			Sales Multiple*	19.8	x
			Gross Profit Multiple*	25.6	x
			Discount for Lack of Marketability	10.0%
	$441,913	Market Approach	Transaction Price*	$40.1300
			Gross Profit Multiple*	29.5	x
			Discount for Lack of Marketability	10.0%
	$1,045,126	Market Approach	Exchange Rate Utilized HKD to USD	$6.3192
			Price to Earnings Multiple*	13.8	x
			Discount for Lack of Marketability	10.0%
	$26,258	Market Approach &	Transaction Price*	$19.20188
		Cost Approach	Tangible Book Value*	$0.0000
Convertible Preferred Securities	$3,514,854	Market Approach	Transaction Price*	$20.8457 - $187.2845	($50.0267)#
	$758,304	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			EBITDA Multiple*	43.325	x
			Discount for Lack of Marketability	10.0%
	$40,950	Market Approach	Primary Transaction Price*	$1,704.1600
			Sales Multiple*	19.8	x
			Gross Profit Multiple*	25.6	x
			Discount for Lack of Marketability	10.0%
	$521,405	Market Approach	Primary Transaction Price*	$64.4231
			Sales Multiple*	3.3	x
			Gross Merchandise Volume Multiple*	0.7	x
			Discount for Lack of Marketability	10.0%
	$515,138	Market Approach	Primary Transaction Price*	$47.4000
			Sales Multiple*	4.7	x
			Discount for Cost of Capital/Risk	25.0%
			Discount for Lack of Marketability	10.0%
	$275,325	Market Approach	Primary Transaction Price*	$41.2700
			Sales Multiple*	6.2	x
			Projected EBITDA Multiple*	4.3	x
			Discount for Cost of Capital/Risk	30.0%
			Discount for Lack of Marketability	10.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#  The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Computers	9.6%
Applications Software	8.1
E-Commerce/Products	7.0
Computer Software	6.2
Web Portals/ISP	5.7
Enterprise Software/Service	4.3
Electronic Components-Semiconductors	4.0
Internet Content-Entertainment	3.8
E-Commerce/Services	3.3
Auto-Cars/Light Trucks	2.9
Exchange-Traded Funds	2.8
Medical-Biomedical/Gene	2.8
Commercial Services-Finance	2.7
Registered Investment Companies	2.1
Entertainment Software	1.9
Internet Application Software	1.8
Finance-Credit Card	1.8
Semiconductor Equipment	1.7
Medical-Drugs	1.7
Medical Instruments	1.4
Real Estate Investment Trusts	1.3
Advertising Services	1.3
Diagnostic Equipment	1.3
Electronic Forms	1.1
Retail-Restaurants	1.0
Diversified Banking Institutions	0.9
Transport-Rail	0.8
Beverages-Non-alcoholic	0.8
Athletic Footwear	0.8
Computer Services	0.8
Medical Products	0.8
Retail-Apparel/Shoe	0.7
Retail-Building Products	0.7
Transport-Services	0.6
Internet Content-Information/News	0.6
Communications Software	0.6
Finance-Other Services	0.6
Finance-Investment Banker/Broker	0.6
Consulting Services	0.6
Machinery-Farming	0.5
Food-Misc./Diversified	0.4
Medical-HMO	0.4
Industrial Gases	0.4
Semiconductor Components-Integrated Circuits	0.4
Retail-Discount	0.3
Electronic Connectors	0.3
Oil Companies-Exploration & Production	0.3
Cosmetics & Toiletries	0.3
Aerospace/Defense	0.3
Coatings/Paint	0.3
Theaters	0.3
Networking Products	0.3
Computer Data Security	0.2
Computer Aided Design	0.2
Auto/Truck Parts & Equipment-Original	0.2
Insurance Brokers	0.2
Building Products-Cement	0.2
Patient Monitoring Equipment	0.2
Food-Confectionery	0.2
Investment Management/Advisor Services	0.2
Retail-Home Furnishings	0.2%
Chemicals-Specialty	0.2
Retail-Auto Parts	0.2
Banks-Commercial	0.2
Medical Labs & Testing Services	0.1
Therapeutics	0.1
Distribution/Wholesale	0.1
Electronic Measurement Instruments	0.1
Drug Delivery Systems	0.1
Apparel Manufacturers	0.1
Diagnostic Kits	0.1
Non-Hazardous Waste Disposal	0.1
Schools	0.1
Repurchase Agreements	0.1
Decision Support Software	0.1
Energy-Alternate Sources	0.1
Transport-Truck	0.1
Medical-Hospitals	0.1
Metal-Copper	0.1
Data Processing/Management	0.1
Diversified Manufacturing Operations	0.1
Building Products-Air & Heating	0.1
Commercial Services	0.1
Retail-Gardening Products	0.1
Machinery-General Industrial	0.1
Computers-Memory Devices	0.1
100.6%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.6%
Advertising Services — 1.3%
Trade Desk, Inc., Class A†	92,800	$6,426,400
Aerospace/Defense — 0.3%
Boeing Co.†	6,606	1,265,049
TransDigm Group, Inc.†	213	138,778
		1,403,827
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc.	758	188,340
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,184	122,023
Apparel Manufacturers — 0.1%
PVH Corp.	5,334	408,638
Under Armour, Inc., Class A†	746	12,697
Under Armour, Inc., Class C†	851	13,241
		434,576
Applications Software — 8.1%
Intuit, Inc.	2,604	1,252,107
Microsoft Corp.	118,821	36,633,703
PTC, Inc.†	484	52,137
ServiceNow, Inc.†	5,281	2,940,936
		40,878,883
Athletic Footwear — 0.8%
NIKE, Inc., Class B	28,464	3,830,116
Auto-Cars/Light Trucks — 2.9%
Tesla, Inc.†	13,614	14,670,446
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC†	9,432	1,129,105
Banks-Commercial — 0.2%
First Republic Bank	1,649	267,303
Regions Financial Corp.	3,899	86,792
Signature Bank	577	169,344
SVB Financial Group†	540	302,103
Zions Bancorp NA	669	43,859
		869,401
Banks-Super Regional — 0.0%
Comerica, Inc.	541	48,923
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	32,902	2,039,924
Monster Beverage Corp.†	14,657	1,171,094
PepsiCo, Inc.	5,344	894,479
		4,105,497
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	562	41,745
Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	3,942	258,477
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	2,568	988,398
Vulcan Materials Co.	586	107,648
		1,096,046
Building Products-Wood — 0.0%
Masco Corp.	1,059	54,009
Security Description	Shares	Value (Note 2)
Building-Maintenance & Services — 0.0%
Rollins, Inc.	916	$32,106
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	1,572	117,130
NVR, Inc.†	14	62,542
		179,672
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,258	97,319
Chemicals-Diversified — 0.0%
Celanese Corp.	427	61,006
Chemicals-Specialty — 0.2%
Albemarle Corp.	732	161,882
Ecolab, Inc.	4,497	793,990
		955,872
Coatings/Paint — 0.3%
Sherwin-Williams Co.	5,458	1,362,426
Commercial Services — 0.1%
Cintas Corp.	373	158,670
Quanta Services, Inc.	708	93,180
		251,850
Commercial Services-Finance — 2.7%
Adyen NV†*	1,587	3,135,230
Affirm Holdings, Inc.†	10,155	469,973
Automatic Data Processing, Inc.	2,048	466,002
Block, Inc., Class A†	36,343	4,928,111
Equifax, Inc.	1,122	266,026
MarketAxess Holdings, Inc.	168	57,154
Moody's Corp.	982	331,337
PayPal Holdings, Inc.†	28,747	3,324,590
S&P Global, Inc.	1,987	815,028
		13,793,451
Communications Software — 0.6%
Zoom Video Communications, Inc., Class A†	25,932	3,040,008
Computer Aided Design — 0.2%
ANSYS, Inc.†	498	158,190
Autodesk, Inc.†	1,295	277,583
Cadence Design Systems, Inc.†	2,549	419,209
Synopsys, Inc.†	946	315,273
		1,170,255
Computer Data Security — 0.2%
Fortinet, Inc.†	1,248	426,492
Zscaler, Inc.†	3,330	803,462
		1,229,954
Computer Services — 0.8%
Accenture PLC, Class A	10,716	3,613,757
EPAM Systems, Inc.†	522	154,830
		3,768,587
Computer Software — 6.2%
Akamai Technologies, Inc.†	628	74,977
Cloudflare, Inc., Class A†	43,731	5,234,601
Datadog, Inc., Class A†	40,464	6,129,082
Snowflake, Inc., Class A†	47,426	10,866,719

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software (continued)
Splunk, Inc.†	11,201	$1,664,580
Twilio, Inc., Class A†	11,169	1,840,763
ZoomInfo Technologies, Inc.†	89,689	5,358,021
		31,168,743
Computers — 9.6%
Apple, Inc.	274,531	47,935,858
HP, Inc.	4,979	180,738
		48,116,596
Computers-Memory Devices — 0.1%
NetApp, Inc.	1,451	120,433
Seagate Technology Holdings PLC	1,352	121,545
		241,978
Consulting Services — 0.6%
Gartner, Inc.†	756	224,880
Verisk Analytics, Inc.	12,014	2,578,565
		2,803,445
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	749	50,153
Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	5,685	1,548,139
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	473	73,651
Paychex, Inc.	1,565	213,575
		287,226
Decision Support Software — 0.1%
MSCI, Inc.	747	375,651
Diagnostic Equipment — 1.3%
10X Genomics, Inc., Class A†	3,505	266,625
Adaptive Biotechnologies Corp.†	20,501	284,554
Danaher Corp.	11,124	3,263,003
PerkinElmer, Inc.	1,161	202,548
Thermo Fisher Scientific, Inc.	3,624	2,140,516
Waters Corp.†	415	128,812
		6,286,058
Diagnostic Kits — 0.1%
Hologic, Inc.†	1,701	130,671
IDEXX Laboratories, Inc.†	538	294,318
		424,989
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,335	167,503
Fastenal Co.	2,541	150,935
LKQ Corp.	1,061	48,180
Pool Corp.	369	156,032
		522,650
Diversified Banking Institutions — 0.9%
Bank of America Corp.	28,766	1,185,734
Goldman Sachs Group, Inc.	3,122	1,030,572
JPMorgan Chase & Co.	12,503	1,704,409
Morgan Stanley	6,389	558,399
		4,479,114
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 0.1%
A.O. Smith Corp.	604	$38,589
Illinois Tool Works, Inc.	1,077	225,524
		264,113
Drug Delivery Systems — 0.1%
DexCom, Inc.†	891	455,836
E-Commerce/Products — 7.0%
Amazon.com, Inc.†	8,199	26,728,330
Chewy, Inc., Class A†	78,685	3,208,774
eBay, Inc.	4,433	253,834
Etsy, Inc.†	8,487	1,054,764
Farfetch, Ltd., Class A†	98,503	1,489,365
Wayfair, Inc., Class A†	19,679	2,180,040
		34,915,107
E-Commerce/Services — 3.3%
Airbnb, Inc., Class A†	31,986	5,493,915
Match Group, Inc.†	10,812	1,175,697
MercadoLibre, Inc.†	2,035	2,420,592
Uber Technologies, Inc.†	209,071	7,459,653
		16,549,857
E-Services/Consulting — 0.0%
CDW Corp.	736	131,663
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	713	84,569
Electronic Components-Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	15,036	1,644,036
Broadcom, Inc.	2,164	1,362,627
Marvell Technology, Inc.	42,696	3,061,730
Microchip Technology, Inc.	2,455	184,469
Monolithic Power Systems, Inc.	398	193,301
NVIDIA Corp.	45,796	12,495,897
Qorvo, Inc.†	489	60,685
Skyworks Solutions, Inc.	709	94,495
Texas Instruments, Inc.	4,162	763,644
		19,860,884
Electronic Connectors — 0.3%
Amphenol Corp., Class A	21,883	1,648,884
Electronic Forms — 1.1%
Adobe, Inc.†	11,740	5,348,979
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,658	219,403
Keysight Technologies, Inc.†	1,263	199,516
Trimble, Inc.†	1,293	93,277
		512,196
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,232	248,593
SolarEdge Technologies, Inc.†	362	116,698
		365,291
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	523	72,075
Enterprise Software/Service — 4.3%
Atlassian Corp. PLC, Class A†	4,348	1,277,573
Bill.com Holdings, Inc.†	6,288	1,426,056

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Ceridian HCM Holding, Inc.†	516	$35,274
Coupa Software, Inc.†	25,802	2,622,257
HubSpot, Inc.†	3,397	1,613,371
Oracle Corp.	14,491	1,198,840
Paycom Software, Inc.†	332	114,998
Qualtrics International, Inc., Class A†	22,865	652,796
Salesforce, Inc.†	5,526	1,173,280
Tyler Technologies, Inc.†	234	104,104
UiPath, Inc., Class A†	7,372	159,162
Veeva Systems, Inc., Class A†	35,342	7,508,761
Workday, Inc., Class A†	14,393	3,446,548
		21,333,020
Entertainment Software — 1.9%
ROBLOX Corp., Class A†	98,146	4,538,271
Take-Two Interactive Software, Inc.†	658	101,161
Unity Software, Inc.†	47,023	4,665,152
		9,304,584
Finance-Consumer Loans — 0.0%
Synchrony Financial	2,733	95,136
Finance-Credit Card — 1.8%
American Express Co.	2,489	465,443
Capital One Financial Corp.	1,827	239,867
Discover Financial Services	2,649	291,893
Mastercard, Inc., Class A	15,891	5,679,126
Visa, Inc., Class A	10,724	2,378,261
		9,054,590
Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	34,437	2,903,384
Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	569	65,105
Coinbase Global, Inc., Class A†	9,418	1,788,102
Intercontinental Exchange, Inc.	7,559	998,695
Nasdaq, Inc.	840	149,688
		3,001,590
Food-Confectionery — 0.2%
Hershey Co.	602	130,411
Mondelez International, Inc., Class A	15,300	960,534
		1,090,945
Food-Misc./Diversified — 0.4%
McCormick & Co., Inc.	19,595	1,955,581
Home Decoration Products — 0.0%
Newell Brands, Inc.	1,846	39,523
Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.†	1,051	159,479
Human Resources — 0.0%
Robert Half International, Inc.	685	78,213
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,252	86,387
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	556	155,697
Security Description	Shares	Value (Note 2)
Industrial Gases — 0.4%
Linde PLC	5,992	$1,914,025
Instruments-Controls — 0.0%
Mettler-Toledo International, Inc.†	133	182,634
Insurance Brokers — 0.2%
Aon PLC, Class A	1,185	385,872
Arthur J. Gallagher & Co.	844	147,362
Brown & Brown, Inc.	1,488	107,538
Marsh & McLennan Cos., Inc.	2,833	482,800
		1,123,572
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	648	88,102
Internet Application Software — 1.8%
Okta, Inc.†	15,918	2,402,981
Shopify, Inc., Class A†	9,949	6,725,126
		9,128,107
Internet Content-Entertainment — 3.8%
Meta Platforms, Inc., Class A†	29,887	6,645,674
Netflix, Inc.†	11,283	4,226,499
Snap, Inc., Class A†	86,473	3,112,163
Spotify Technology SA†	12,813	1,935,019
Twitter, Inc.†	86,977	3,365,140
		19,284,495
Internet Content-Information/News — 0.6%
IAC/InterActiveCorp†	26,648	2,672,261
Vimeo, Inc.†	35,069	416,620
		3,088,881
Internet Infrastructure Software — 0.0%
F5, Inc.†	296	61,849
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	622	186,824
BlackRock, Inc.	682	521,164
Franklin Resources, Inc.	1,164	32,499
Raymond James Financial, Inc.	1,014	111,449
T. Rowe Price Group, Inc.	1,476	223,156
		1,075,092
Machinery-Farming — 0.5%
Deere & Co.	5,555	2,307,880
Machinery-General Industrial — 0.1%
IDEX Corp.	287	55,026
Nordson Corp.	299	67,897
Otis Worldwide Corp.	1,563	120,273
		243,196
Machinery-Pumps — 0.0%
Dover Corp.	609	95,552
Xylem, Inc.	680	57,977
		153,529
Medical Instruments — 1.4%
Bio-Techne Corp.	361	156,328
Boston Scientific Corp.†	36,911	1,634,788
Edwards Lifesciences Corp.†	3,618	425,911
Intuitive Surgical, Inc.†	15,197	4,584,631
		6,801,658

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.1%
Catalent, Inc.†	988	$109,569
Charles River Laboratories International, Inc.†	464	131,762
IQVIA Holdings, Inc.†	1,283	296,642
Laboratory Corp. of America Holdings†	454	119,702
Quest Diagnostics, Inc.	503	68,841
		726,516
Medical Products — 0.8%
Abbott Laboratories	8,620	1,020,263
ABIOMED, Inc.†	230	76,185
Align Technology, Inc.†	674	293,864
STERIS PLC	387	93,565
Stryker Corp.	1,266	338,465
West Pharmaceutical Services, Inc.	4,699	1,929,927
		3,752,269
Medical-Biomedical/Gene — 2.8%
Alnylam Pharmaceuticals, Inc.†	3,836	626,380
Amgen, Inc.	2,124	513,626
Argenx SE ADR†	3,409	1,074,892
Bio-Rad Laboratories, Inc., Class A†	109	61,392
BioMarin Pharmaceutical, Inc.†	8,589	662,212
Guardant Health, Inc.†	6,593	436,720
Illumina, Inc.†	7,842	2,739,995
Incyte Corp.†	744	59,089
Moderna, Inc.†	3,244	558,811
Regeneron Pharmaceuticals, Inc.†	981	685,150
Royalty Pharma PLC, Class A	125,760	4,899,610
Seagen, Inc.†	9,186	1,323,243
Vertex Pharmaceuticals, Inc.†	1,405	366,663
		14,007,783
Medical-Drugs — 1.7%
AbbVie, Inc.	8,780	1,423,326
Eli Lilly & Co.	18,327	5,248,303
Pfizer, Inc.	27,876	1,443,141
Zoetis, Inc.	2,872	541,630
		8,656,400
Medical-HMO — 0.4%
Molina Healthcare, Inc.†	263	87,734
UnitedHealth Group, Inc.	3,638	1,855,271
		1,943,005
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	1,278	320,292
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	5,941	295,505
Multimedia — 0.0%
FactSet Research Systems, Inc.	202	87,698
Networking Products — 0.3%
Arista Networks, Inc.†	2,063	286,716
Cisco Systems, Inc.	17,456	973,346
		1,260,062
Security Description	Shares	Value (Note 2)
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	845	$111,963
Waste Management, Inc.	1,805	286,092
		398,055
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	356	147,277
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	388	67,500
Oil Companies-Exploration & Production — 0.3%
APA Corp.	1,838	75,965
Devon Energy Corp.	5,791	342,422
Diamondback Energy, Inc.	1,566	214,667
EOG Resources, Inc.	2,475	295,094
Hess Corp.	1,800	192,672
Occidental Petroleum Corp.	3,346	189,852
Pioneer Natural Resources Co.	1,169	292,285
		1,602,957
Patient Monitoring Equipment — 0.2%
Insulet Corp.†	4,110	1,094,863
Pipelines — 0.0%
ONEOK, Inc.	1,764	124,591
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	580	172,411
Real Estate Investment Trusts — 1.3%
American Tower Corp.	8,359	2,099,948
AvalonBay Communities, Inc.	540	134,120
Crown Castle International Corp.	1,789	330,249
Duke Realty Corp.	2,277	132,203
Equinix, Inc.	2,123	1,574,459
Essex Property Trust, Inc.	264	91,207
Extra Space Storage, Inc.	1,231	253,094
Federal Realty Investment Trust	273	33,325
Iron Mountain, Inc.	1,624	89,986
Mid-America Apartment Communities, Inc.	658	137,818
Prologis, Inc.	4,152	670,465
Public Storage	828	323,152
SBA Communications Corp.	560	192,696
Simon Property Group, Inc.	1,813	238,518
UDR, Inc.	1,513	86,801
Weyerhaeuser Co.	2,887	109,417
		6,497,458
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	1,539	140,849
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	400	142,084
Respiratory Products — 0.0%
ResMed, Inc.	780	189,158
Retail-Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	4,879	1,781,957
Ross Stores, Inc.	18,537	1,676,857
		3,458,814

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description			Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.			275	$56,914
AutoZone, Inc.†			190	388,470
O'Reilly Automotive, Inc.†			620	424,675
				870,059
Retail-Automobile — 0.0%
CarMax, Inc.†			788	76,026
Retail-Building Products — 0.7%
Home Depot, Inc.			7,299	2,184,810
Lowe's Cos., Inc.			6,197	1,252,971
				3,437,781
Retail-Discount — 0.3%
Costco Wholesale Corp.			2,080	1,197,768
Target Corp.			2,424	514,421
				1,712,189
Retail-Gardening Products — 0.1%
Tractor Supply Co.			1,047	244,338
Retail-Home Furnishings — 0.2%
RH†			3,144	1,025,227
Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.			1,541	73,660
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†			279	111,103
Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†			1,052	1,664,296
Domino's Pizza, Inc.			224	91,170
McDonald's Corp.			10,538	2,605,837
Starbucks Corp.			5,396	490,874
Yum! Brands, Inc.			1,249	148,044
				5,000,221
Schools — 0.1%
Chegg, Inc.†			10,874	394,509
Semiconductor Components-Integrated Circuits — 0.4%
NXP Semiconductors NV			1,541	285,208
QUALCOMM, Inc.			10,365	1,583,980
				1,869,188
Semiconductor Equipment — 1.7%
Applied Materials, Inc.			8,167	1,076,410
AS	ML	Holding NV	9,302	6,213,085
KLA Corp.			1,386	507,359
Lam Research Corp.			1,283	689,754
Teradyne, Inc.			1,499	177,227
				8,663,835
Steel-Producers — 0.0%
Nucor Corp.			1,351	200,826
Theaters — 0.3%
Live Nation Entertainment, Inc.†			10,786	1,268,865
Therapeutics — 0.1%
Sarepta Therapeutics, Inc.†			8,445	659,723
Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 0.8%
Union Pacific Corp.	15,089	$4,122,466
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	1,558	160,723
United Parcel Service, Inc., Class B	13,984	2,999,009
		3,159,732
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	456	91,560
Old Dominion Freight Line, Inc.	857	255,969
		347,529
Water Treatment Systems — 0.0%
Pentair PLC	883	47,867
Web Hosting/Design — 0.0%
VeriSign, Inc.†	418	92,988
Web Portals/ISP — 5.7%
Alphabet, Inc., Class A†	5,635	15,672,907
Alphabet, Inc., Class C†	4,696	13,115,881
		28,788,788
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	916	221,856
Total Common Stocks (cost $349,288,601)		480,199,988
EXCHANGE-TRADED FUNDS — 2.8%
SPDR Portfolio S&P 500 Growth ETF	131,370	8,698,008
iShares S&P 500 Growth ETF	70,500	5,384,790
Total Exchange-Traded Funds (cost $13,576,351)		14,082,798
OPTIONS — PURCHASED†(1) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $576,219)	112,047,610	52,515
Total Long-Term Investment Securities (cost $363,441,171)		494,335,301
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class 0.17%(2)	6,891,547	6,891,547
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	3,640,333	3,640,333
		10,531,880
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.05% due 04/21/2022(3)	$100,000	99,993
Total Short-Term Investment Securities (cost $10,631,878)		10,631,873

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2022, to be repurchased 04/01/2022 in the amount of $382,000 and collateralized by $391,100 of United States Treasury Notes, bearing interest at 2.38% due 03/31/2029 and having an approximate value of $389,694 (cost $382,000)	$382,000	$382,000
TOTAL INVESTMENTS (cost $374,455,049)(4)	100.6%	505,349,174
Liabilities in excess of other assets	(0.6)	(3,164,230)
NET ASSETS	100.0%	$502,184,944

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $3,135,230 representing 0.6% of net assets.

(1)  Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	November 2022	CNY	7.27	$39,154	$187,961	$37,391	$(150,570)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	41,677	194,169	10,086	(184,083)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	12,060	63,979	2,605	(61,374)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	19,156	130,110	2,433	(127,677)
						$576,219	$52,515	$(523,704)

CNY — Chinese Yuan

USD — United States Dollar

(2)  The rate shown is the 7-day yield as of March 31, 2022.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	June 2022	$425,368	$453,075	$27,707

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$477,064,758	$3,135,230	**	$—	$480,199,988
Exchange-Traded Funds	14,082,798	—		—	14,082,798
Options - Purchased	—	52,515		—	52,515
Short-Term Investment Securities:
Registered Investment Companies	10,531,880	—		—	10,531,880
U.S. Government Treasuries	—	99,993		—	99,993
Repurchase Agreements	—	382,000		—	382,000
Total Investments at Value	$501,679,436	$3,669,738		$—	$505,349,174
Other Financial Instruments:†
Futures Contracts	$27,707	$—		$—	$27,707

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Medical-Drugs	7.6%
Electric-Integrated	5.0
Aerospace/Defense	3.8
Insurance-Multi-line	3.4
Medical-HMO	3.4
Diversified Banking Institutions	3.3
Insurance-Property/Casualty	3.1
Medical Instruments	2.9
Real Estate Investment Trusts	2.8
Oil Companies-Integrated	2.6
Oil Companies-Exploration & Production	2.2
Electronic Components-Semiconductors	2.1
Cosmetics & Toiletries	2.0
Banks-Commercial	2.0
Networking Products	2.0
Banks-Super Regional	1.8
Medical Products	1.8
Telephone-Integrated	1.7
Retail-Discount	1.7
Cable/Satellite TV	1.6
Beverages-Non-alcoholic	1.4
Investment Management/Advisor Services	1.4
Exchange-Traded Funds	1.4
Banks-Fiduciary	1.3
Commercial Services-Finance	1.2
Pharmacy Services	1.2
Food-Confectionery	1.1
Drug Delivery Systems	1.1
Diversified Manufacturing Operations	1.0
Internet Infrastructure Software	0.9
Containers-Paper/Plastic	0.9
Food-Misc./Diversified	0.9
Computer Services	0.8
Electric Products-Misc.	0.8
Finance-Credit Card	0.8
Multimedia	0.8
Semiconductor Components-Integrated Circuits	0.8
Electric-Distribution	0.7
Electronic Components-Misc.	0.7
Transport-Rail	0.7
Oil Refining & Marketing	0.7
Entertainment Software	0.7
Airlines	0.6
Retail-Major Department Stores	0.6
Aerospace/Defense-Equipment	0.6
Consumer Products-Misc.	0.6
Insurance-Life/Health	0.6
Food-Wholesale/Distribution	0.6
Building Products-Air & Heating	0.6
Telecom Equipment-Fiber Optics	0.6
Oil-Field Services	0.5
Advertising Agencies	0.5
Machinery-Construction & Mining	0.5
Medical-Hospitals	0.5
Machinery-General Industrial	0.5
Auto/Truck Parts & Equipment-Original	0.5
Medical-Biomedical/Gene	0.4
Private Equity	0.4
Food-Retail	0.4
Medical Labs & Testing Services	0.4%
Tobacco	0.4
Medical-Wholesale Drug Distribution	0.4
Auto-Cars/Light Trucks	0.4
Web Portals/ISP	0.4
Retail-Auto Parts	0.4
Real Estate Management/Services	0.4
Building-Residential/Commercial	0.4
Retail-Restaurants	0.4
Coatings/Paint	0.4
Retail-Apparel/Shoe	0.3
Software Tools	0.3
Soap & Cleaning Preparation	0.3
Chemicals-Diversified	0.3
Transport-Truck	0.3
Data Processing/Management	0.3
Food-Catering	0.3
Transport-Services	0.3
E-Commerce/Services	0.3
Building & Construction Products-Misc.	0.3
Instruments-Controls	0.3
Repurchase Agreements	0.2
Industrial Gases	0.2
Paper & Related Products	0.2
Finance-Other Services	0.2
Insurance Brokers	0.2
Enterprise Software/Service	0.2
Pipelines	0.2
Chemicals-Specialty	0.1
Athletic Footwear	0.1
Cellular Telecom	0.1
Retail-Building Products	0.1
Hotels/Motels	0.1
Diagnostic Equipment	0.1
Electronic Connectors	0.1
Gold Mining	0.1
Machinery-Farming	0.1
Auto-Heavy Duty Trucks	0.1
Distribution/Wholesale	0.1
Applications Software	0.1
Electronic Measurement Instruments	0.1
Agricultural Operations	0.1
Brewery	0.1
Non-Hazardous Waste Disposal	0.1
Computer Aided Design	0.1
Cruise Lines	0.1
Apparel Manufacturers	0.1
Machinery-Pumps	0.1
Agricultural Biotech	0.1
Computers	0.1
Metal-Copper	0.1
Food-Meat Products	0.1
Finance-Investment Banker/Broker	0.1
Commercial Services	0.1
Casino Hotels	0.1
Tools-Hand Held	0.1
Agricultural Chemicals	0.1
Retail-Drug Store	0.1
Water	0.1

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Industry Allocation* (continued)
Broadcast Services/Program	0.1%
Containers-Metal/Glass	0.1
Gas-Distribution	0.1
99.2%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	5,249	$186,077
Omnicom Group, Inc.	42,931	3,643,983
		3,830,060
Aerospace/Defense — 3.8%
Boeing Co.†	7,308	1,399,482
General Dynamics Corp.	35,418	8,542,113
Lockheed Martin Corp.	3,232	1,426,605
Northrop Grumman Corp.	10,203	4,562,986
Raytheon Technologies Corp.	130,029	12,881,973
Teledyne Technologies, Inc.†	623	294,448
TransDigm Group, Inc.†	393	256,055
		29,363,662
Aerospace/Defense-Equipment — 0.6%
Howmet Aerospace, Inc.	5,061	181,892
L3Harris Technologies, Inc.	18,405	4,573,091
		4,754,983
Agricultural Biotech — 0.1%
Corteva, Inc.	9,695	557,269
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,144	117,901
Mosaic Co.	4,940	328,510
		446,411
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	7,462	673,520
Airlines — 0.6%
Alaska Air Group, Inc.†	1,679	97,399
American Airlines Group, Inc.†	8,638	157,644
Delta Air Lines, Inc.†	8,535	337,730
Southwest Airlines Co.†	88,854	4,069,513
United Airlines Holdings, Inc.†	4,318	200,182
		4,862,468
Apparel Manufacturers — 0.1%
PVH Corp.	933	71,477
Ralph Lauren Corp.	617	69,992
Tapestry, Inc.	3,521	130,805
Under Armour, Inc., Class A†	1,434	24,407
Under Armour, Inc., Class C†	1,635	25,441
VF Corp.	4,304	244,725
		566,847
Appliances — 0.0%
Whirlpool Corp.	786	135,805
Applications Software — 0.1%
PTC, Inc.†	702	75,620
Roper Technologies, Inc.	1,406	663,955
		739,575
Athletic Footwear — 0.1%
NIKE, Inc., Class B	7,829	1,053,470
Security Description	Shares	Value (Note 2)
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	52,453	$886,980
General Motors Co.†	19,377	847,550
Volkswagen AG (Preference Shares)	8,262	1,428,635
		3,163,165
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,900	389,709
PACCAR, Inc.	4,631	407,852
		797,561
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC†	2,128	254,743
BorgWarner, Inc.	3,197	124,363
Gentex Corp.	107,320	3,130,525
		3,509,631
Banks-Commercial — 2.0%
Citizens Financial Group, Inc.	5,684	257,656
M&T Bank Corp.	31,266	5,299,587
Regions Financial Corp.	6,909	153,794
Truist Financial Corp.	169,526	9,612,124
Zions Bancorp NA	1,052	68,969
		15,392,130
Banks-Fiduciary — 1.3%
Bank of New York Mellon Corp.	135,096	6,704,815
Northern Trust Corp.	26,543	3,090,932
State Street Corp.	4,881	425,233
		10,220,980
Banks-Super Regional — 1.8%
Comerica, Inc.	958	86,632
Fifth Third Bancorp	9,118	392,439
Huntington Bancshares, Inc.	19,172	280,295
KeyCorp	12,386	277,199
PNC Financial Services Group, Inc.	25,203	4,648,693
US Bancorp	104,830	5,571,714
Wells Fargo & Co.	51,818	2,511,100
		13,768,072
Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	51,841	3,214,142
Keurig Dr Pepper, Inc.	79,727	3,021,653
Monster Beverage Corp.†	2,405	192,160
PepsiCo, Inc.	26,332	4,407,450
		10,835,405
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,437	163,328
Brewery — 0.1%
Constellation Brands, Inc., Class A	2,192	504,861
Molson Coors Beverage Co., Class B	2,513	134,144
		639,005
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	2,261	56,344
Discovery, Inc., Class C†	4,050	101,129
Fox Corp., Class A	4,211	166,124
Fox Corp., Class B	1,944	70,528
		394,125

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	27,383	$2,034,009
Building Products-Air & Heating — 0.6%
Carrier Global Corp.	11,409	523,331
Johnson Controls International PLC	58,874	3,860,368
		4,383,699
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	350	134,712
Vulcan Materials Co.	920	169,004
		303,716
Building Products-Wood — 0.0%
Masco Corp.	1,664	84,864
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,691	59,270
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	2,021	150,585
Lennar Corp., Class A	31,156	2,528,933
NVR, Inc.†	24	107,214
PulteGroup, Inc.	3,316	138,940
		2,925,672
Cable/Satellite TV — 1.6%
Charter Communications, Inc., Class A†	1,589	866,831
Comcast Corp., Class A	241,084	11,287,553
DISH Network Corp., Class A†	3,330	105,395
		12,259,779
Casino Hotels — 0.1%
Las Vegas Sands Corp.†	4,585	178,219
MGM Resorts International	5,022	210,623
Wynn Resorts, Ltd.†	1,403	111,875
		500,717
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,026	79,371
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	7,829	1,004,852
Chemicals-Diversified — 0.3%
Celanese Corp.	821	117,296
Dow, Inc.	9,812	625,221
DuPont de Nemours, Inc.	6,840	503,287
Eastman Chemical Co.	1,720	192,743
FMC Corp.	1,691	222,485
LyondellBasell Industries NV, Class A	3,505	360,384
PPG Industries, Inc.	3,166	414,968
		2,436,384
Chemicals-Specialty — 0.1%
Albemarle Corp.	499	110,354
Ecolab, Inc.	3,324	586,886
International Flavors & Fragrances, Inc.	3,395	445,865
		1,143,105
Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	95,324	$2,343,064
Sherwin-Williams Co.	1,512	377,425
		2,720,489
Commercial Services — 0.1%
Cintas Corp.	635	270,123
Nielsen Holdings PLC	4,784	130,316
Quanta Services, Inc.	874	115,027
		515,466
Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	12,780	2,907,961
FleetCor Technologies, Inc.†	1,082	269,483
Global Payments, Inc.	31,316	4,285,281
MarketAxess Holdings, Inc.	264	89,813
Moody's Corp.	733	247,321
PayPal Holdings, Inc.†	7,147	826,551
S&P Global, Inc.	1,842	755,552
		9,381,962
Computer Aided Design — 0.1%
ANSYS, Inc.†	442	140,401
Autodesk, Inc.†	1,056	226,354
Synopsys, Inc.†	676	225,290
		592,045
Computer Services — 0.8%
Accenture PLC, Class A	3,540	1,193,794
Amdocs, Ltd.	33,708	2,771,135
Cognizant Technology Solutions Corp., Class A	7,004	628,049
DXC Technology Co.†	3,261	106,406
International Business Machines Corp.	11,959	1,554,909
Leidos Holdings, Inc.	1,872	202,214
		6,456,507
Computer Software — 0.0%
Akamai Technologies, Inc.†	1,257	150,073
Citrix Systems, Inc.	1,664	167,898
		317,971
Computers — 0.1%
Hewlett Packard Enterprise Co.	17,249	288,231
HP, Inc.	7,219	262,049
		550,280
Computers-Memory Devices — 0.0%
NetApp, Inc.	860	71,380
Seagate Technology Holdings PLC	725	65,177
Western Digital Corp.†	4,172	207,140
		343,697
Consulting Services — 0.0%
Verisk Analytics, Inc.	1,053	226,005
Consumer Products-Misc. — 0.6%
Clorox Co.	1,641	228,148
Kimberly-Clark Corp.	35,839	4,413,931
		4,642,079

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Metal/Glass — 0.1%
Ball Corp.	4,319	$388,710
Containers-Paper/Plastic — 0.9%
Amcor PLC	20,186	228,708
Packaging Corp. of America	1,266	197,635
Sealed Air Corp.	39,357	2,635,345
Sonoco Products Co.	56,807	3,553,846
WestRock Co.	3,510	165,075
		6,780,609
Cosmetics & Toiletries — 2.0%
Colgate-Palmolive Co.	41,229	3,126,395
Estee Lauder Cos., Inc., Class A	1,270	345,846
Procter & Gamble Co.	46,552	7,113,146
Unilever PLC ADR	113,906	5,190,697
		15,776,084
Cruise Lines — 0.1%
Carnival Corp.†	10,786	218,093
Norwegian Cruise Line Holdings, Ltd.†	5,559	121,631
Royal Caribbean Cruises, Ltd.†	2,991	250,586
		590,310
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	872	135,779
Fidelity National Information Services, Inc.	8,120	815,410
Fiserv, Inc.†	7,924	803,493
Jack Henry & Associates, Inc.	972	191,533
Paychex, Inc.	2,012	274,578
		2,220,793
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,916	143,526
Diagnostic Equipment — 0.1%
Danaher Corp.	2,715	796,391
Waters Corp.†	212	65,803
		862,194
Diagnostic Kits — 0.0%
Hologic, Inc.†	866	66,526
IDEXX Laboratories, Inc.†	351	192,018
		258,544
Dialysis Centers — 0.0%
DaVita, Inc.†	822	92,976
Disposable Medical Products — 0.0%
Teleflex, Inc.	625	221,769
Distribution/Wholesale — 0.1%
Copart, Inc.†	911	114,303
Fastenal Co.	3,991	237,065
LKQ Corp.	2,038	92,546
WW Grainger, Inc.	577	297,611
		741,525
Security Description	Shares	Value (Note 2)
Diversified Banking Institutions — 3.3%
Bank of America Corp.	53,084	$2,188,123
Citigroup, Inc.	26,463	1,413,124
JPMorgan Chase & Co.	117,390	16,002,605
Morgan Stanley	65,701	5,742,267
		25,346,119
Diversified Manufacturing Operations — 1.0%
3M Co.	7,616	1,133,870
A.O. Smith Corp.	876	55,968
Eaton Corp. PLC	5,315	806,604
General Electric Co.	14,660	1,341,390
Illinois Tool Works, Inc.	2,248	470,731
Parker-Hannifin Corp.	1,714	486,365
Siemens AG	20,919	2,898,583
Textron, Inc.	2,940	218,677
Trane Technologies PLC	3,114	475,508
		7,887,696
Drug Delivery Systems — 1.1%
Becton Dickinson & Co.	31,379	8,346,814
E-Commerce/Products — 0.0%
eBay, Inc.	1,920	109,939
E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	547	1,284,602
Expedia Group, Inc.†	2,004	392,123
Match Group, Inc.†	3,775	410,493
		2,087,218
E-Services/Consulting — 0.0%
CDW Corp.	742	132,736
Electric Products-Misc. — 0.8%
AMETEK, Inc.	3,085	410,860
Emerson Electric Co.	60,212	5,903,787
		6,314,647
Electric-Distribution — 0.7%
Consolidated Edison, Inc.	4,717	446,605
Sempra Energy	31,616	5,315,282
		5,761,887
Electric-Generation — 0.0%
Constellation Energy Corp.	4,354	244,913
Electric-Integrated — 5.0%
AES Corp.	8,891	228,765
Alliant Energy Corp.	3,339	208,621
Ameren Corp.	3,435	322,066
American Electric Power Co., Inc.	6,716	670,055
CenterPoint Energy, Inc.	8,386	256,947
CMS Energy Corp.	3,864	270,248
Dominion Energy, Inc.	54,794	4,655,846
DTE Energy Co.	2,584	341,631
Duke Energy Corp.	72,614	8,108,079
Edison International	30,917	2,167,282
Entergy Corp.	2,680	312,890
Evergy, Inc.	3,058	208,984
Eversource Energy	30,413	2,682,122
Exelon Corp.	98,512	4,692,127
FirstEnergy Corp.	7,604	348,719

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
NextEra Energy, Inc.	26,166	$2,216,522
Pinnacle West Capital Corp.	50,624	3,953,734
PPL Corp.	10,011	285,914
Public Service Enterprise Group, Inc.	6,743	472,010
Southern Co.	14,133	1,024,784
WEC Energy Group, Inc.	4,206	419,801
Xcel Energy, Inc.	66,827	4,822,905
		38,670,052
Electronic Components-Misc. — 0.7%
Garmin, Ltd.	993	117,780
Hubbell, Inc.	15,956	2,932,234
nVent Electric PLC	76,567	2,663,000
		5,713,014
Electronic Components-Semiconductors — 2.1%
Broadcom, Inc.	2,367	1,490,453
Intel Corp.	54,302	2,691,207
IPG Photonics Corp.†	476	52,246
Microchip Technology, Inc.	3,855	289,665
Micron Technology, Inc.	59,307	4,619,422
Qorvo, Inc.†	26,639	3,305,900
Skyworks Solutions, Inc.	1,159	154,471
Texas Instruments, Inc.	19,723	3,618,776
		16,222,140
Electronic Connectors — 0.1%
Amphenol Corp., Class A	3,754	282,864
TE Connectivity, Ltd.	4,342	568,715
		851,579
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,602	211,993
Fortive Corp.	4,782	291,367
Keysight Technologies, Inc.†	610	96,362
Trimble, Inc.†	1,473	106,262
		705,984
Electronic Security Devices — 0.0%
Allegion PLC	1,196	131,297
Energy-Alternate Sources — 0.0%
SolarEdge Technologies, Inc.†	175	56,415
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	965	132,987
Enterprise Software/Service — 0.2%
Ceridian HCM Holding, Inc.†	1,077	73,624
Paycom Software, Inc.†	161	55,767
salesforce.com, Inc.†	5,123	1,087,715
Tyler Technologies, Inc.†	207	92,092
		1,309,198
Entertainment Software — 0.7%
Activision Blizzard, Inc.	10,389	832,263
Electronic Arts, Inc.	34,043	4,306,780
Take-Two Interactive Software, Inc.†	585	89,938
		5,228,981
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans — 0.0%
Synchrony Financial	2,989	$104,047
Finance-Credit Card — 0.8%
American Express Co.	4,594	859,078
Capital One Financial Corp.	2,870	376,802
Mastercard, Inc., Class A	6,100	2,180,018
Visa, Inc., Class A	12,606	2,795,633
		6,211,531
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	6,415	540,849
Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	598	68,423
CME Group, Inc.	4,793	1,140,063
Intercontinental Exchange, Inc.	3,222	425,691
Nasdaq, Inc.	343	61,122
		1,695,299
Food-Catering — 0.3%
Sodexo SA	26,650	2,163,526
Food-Confectionery — 1.1%
Hershey Co.	1,066	230,928
J.M. Smucker Co.	1,445	195,667
Mondelez International, Inc., Class A	134,293	8,430,915
		8,857,510
Food-Meat Products — 0.1%
Hormel Foods Corp.	3,763	193,945
Tyson Foods, Inc., Class A	3,900	349,557
		543,502
Food-Misc./Diversified — 0.9%
Campbell Soup Co.	2,696	120,161
Conagra Brands, Inc.	148,518	4,985,749
General Mills, Inc.	8,044	544,740
Kellogg Co.	3,412	220,040
Kraft Heinz Co.	9,468	372,944
Lamb Weston Holdings, Inc.	1,936	115,986
McCormick & Co., Inc.	3,330	332,334
		6,691,954
Food-Retail — 0.4%
Koninklijke Ahold Delhaize NV	86,286	2,773,770
Kroger Co.	8,922	511,855
		3,285,625
Food-Wholesale/Distribution — 0.6%
Sysco Corp.	54,435	4,444,618
Gas-Distribution — 0.1%
Atmos Energy Corp.	1,806	215,799
NiSource, Inc.	5,236	166,505
		382,304
Gold Mining — 0.1%
Newmont Corp.	10,634	844,871
Home Decoration Products — 0.0%
Newell Brands, Inc.	2,373	50,806

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	2,193	$332,766
Marriott International, Inc., Class A†	3,648	641,136
		973,902
Human Resources — 0.0%
Robert Half International, Inc.	467	53,322
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	744	208,342
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	2,957	738,984
Linde PLC	3,349	1,069,771
		1,808,755
Instruments-Controls — 0.3%
Honeywell International, Inc.	9,146	1,779,629
Mettler-Toledo International, Inc.†	114	156,543
		1,936,172
Insurance Brokers — 0.2%
Aon PLC, Class A	1,146	373,172
Arthur J. Gallagher & Co.	1,557	271,852
Brown & Brown, Inc.	970	70,102
Marsh & McLennan Cos., Inc.	2,625	447,353
Willis Towers Watson PLC	1,628	384,566
		1,547,045
Insurance-Life/Health — 0.6%
Aflac, Inc.	53,308	3,432,502
Globe Life, Inc.	1,239	124,643
Lincoln National Corp.	2,222	145,230
Principal Financial Group, Inc.	3,239	237,775
Prudential Financial, Inc.	5,041	595,695
		4,535,845
Insurance-Multi-line — 3.4%
Allstate Corp.	49,762	6,892,535
American International Group, Inc.(1)	11,072	694,989
Chubb, Ltd.	44,989	9,623,147
Cincinnati Financial Corp.	1,059	143,982
Hartford Financial Services Group, Inc.	4,466	320,703
Loews Corp.	2,615	169,504
MetLife, Inc.	124,934	8,780,362
		26,625,222
Insurance-Property/Casualty — 3.1%
Assurant, Inc.	19,507	3,546,958
Berkshire Hathaway, Inc., Class B†	42,391	14,960,208
Progressive Corp.	40,210	4,583,538
Travelers Cos., Inc.	3,216	587,659
WR Berkley Corp.	2,793	185,986
		23,864,349
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	525	158,225
Internet Content-Entertainment — 0.0%
Twitter, Inc.†	5,545	214,536
Security Description	Shares	Value (Note 2)
Internet Infrastructure Software — 0.9%
F5, Inc.†	35,083	$7,330,593
Internet Security — 0.0%
NortonLifeLock, Inc.	7,760	205,795
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	10,197	3,062,771
BlackRock, Inc.	4,254	3,250,779
Franklin Resources, Inc.	2,063	57,599
Invesco, Ltd.	4,551	104,946
LPL Financial Holdings, Inc.	21,914	4,003,250
Raymond James Financial, Inc.	1,022	112,328
T. Rowe Price Group, Inc.	917	138,641
		10,730,314
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	7,213	1,607,201
Oshkosh Corp.	21,569	2,170,920
		3,778,121
Machinery-Farming — 0.1%
Deere & Co.	2,019	838,814
Machinery-General Industrial — 0.5%
IDEX Corp.	599	114,846
Middleby Corp.†	17,673	2,897,312
Nordson Corp.	288	65,399
Otis Worldwide Corp.	3,400	261,630
Westinghouse Air Brake Technologies Corp.	2,491	239,559
		3,578,746
Machinery-Pumps — 0.1%
Dover Corp.	1,037	162,705
Ingersoll Rand, Inc.	5,435	273,652
Xylem, Inc.	1,419	120,984
		557,341
Medical Information Systems — 0.0%
Cerner Corp.	3,924	367,129
Medical Instruments — 2.9%
Boston Scientific Corp.†	98,668	4,370,006
Edwards Lifesciences Corp.†	3,080	362,577
Intuitive Surgical, Inc.†	1,479	446,185
Medtronic PLC	154,279	17,117,255
		22,296,023
Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	955	105,910
IQVIA Holdings, Inc.†	688	159,072
Laboratory Corp. of America Holdings†	583	153,714
Quest Diagnostics, Inc.	20,786	2,844,772
		3,263,468
Medical Products — 1.8%
Abbott Laboratories	11,083	1,311,784
ABIOMED, Inc.†	273	90,428
Baxter International, Inc.	6,677	517,735
Cooper Cos., Inc.	657	274,357
Henry Schein, Inc.†	36,253	3,160,899
STERIS PLC	774	187,130

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
Stryker Corp.	2,642	$706,339
Zimmer Biomet Holdings, Inc.	57,208	7,316,903
		13,565,575
Medical-Biomedical/Gene — 0.4%
Amgen, Inc.	4,432	1,071,746
Bio-Rad Laboratories, Inc., Class A†	130	73,220
Biogen, Inc.†	1,958	412,355
Gilead Sciences, Inc.	16,727	994,420
Illumina, Inc.†	1,063	371,412
Incyte Corp.†	1,430	113,571
Vertex Pharmaceuticals, Inc.†	1,358	354,397
		3,391,121
Medical-Drugs — 7.6%
AbbVie, Inc.	10,845	1,758,083
AstraZeneca PLC ADR	57,688	3,827,022
Bristol-Myers Squibb Co.	29,067	2,122,763
Eli Lilly & Co.	17,501	5,011,761
Johnson & Johnson	96,471	17,097,555
Merck & Co., Inc.	153,693	12,610,511
Organon & Co.	3,381	118,098
Pfizer, Inc.	194,776	10,083,553
Roche Holding AG	5,402	2,136,358
Roche Holding AG ADR	69,222	3,420,259
Zoetis, Inc.	2,145	404,526
		58,590,489
Medical-Generic Drugs — 0.0%
Viatris, Inc.	16,128	175,473
Medical-HMO — 3.4%
Anthem, Inc.	16,124	7,920,431
Centene Corp.†	60,410	5,085,918
Humana, Inc.	1,714	745,881
Molina Healthcare, Inc.†	397	132,435
UnitedHealth Group, Inc.	23,685	12,078,640
		25,963,305
Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	1,342	336,332
Universal Health Services, Inc., Class B	23,545	3,412,848
		3,749,180
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	2,008	310,657
Cardinal Health, Inc.	3,694	209,450
McKesson Corp.	8,753	2,679,556
		3,199,663
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	10,963	545,300
Multimedia — 0.8%
FactSet Research Systems, Inc.	212	92,040
Paramount Global, Class B	8,090	305,883
Walt Disney Co.†	42,372	5,811,743
		6,209,666
Security Description	Shares	Value (Note 2)
Networking Products — 2.0%
Cisco Systems, Inc.	272,303	$15,183,615
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,559	206,568
Waste Management, Inc.	2,515	398,627
		605,195
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	191	79,017
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	541	94,118
Oil Companies-Exploration & Production — 2.2%
APA Corp.	2,180	90,099
ConocoPhillips	97,880	9,788,000
Coterra Energy, Inc.	10,850	292,625
EOG Resources, Inc.	4,213	502,316
Hess Corp.	1,066	114,105
Marathon Oil Corp.	10,382	260,692
Occidental Petroleum Corp.	6,981	396,102
Pioneer Natural Resources Co.	21,539	5,385,396
		16,829,335
Oil Companies-Integrated — 2.6%
Chevron Corp.	39,205	6,383,750
Exxon Mobil Corp.	119,665	9,883,133
TotalEnergies SE ADR	73,039	3,691,391
		19,958,274
Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	7,721	660,145
Phillips 66	49,176	4,248,315
Valero Energy Corp.	5,452	553,596
		5,462,056
Oil-Field Services — 0.5%
Baker Hughes Co.	77,374	2,817,187
Halliburton Co.	11,983	453,796
Schlumberger NV	18,715	773,117
		4,044,100
Paper & Related Products — 0.2%
International Paper Co.	5,164	238,318
Mondi PLC	78,816	1,527,943
		1,766,261
Pharmacy Services — 1.2%
Cigna Corp.	16,567	3,969,619
CVS Health Corp.	50,515	5,112,623
		9,082,242
Pipelines — 0.2%
Kinder Morgan, Inc.	26,004	491,736
ONEOK, Inc.	3,390	239,436
Williams Cos., Inc.	16,203	541,342
		1,272,514
Private Equity — 0.4%
Ares Management Corp., Class A	40,972	3,328,156

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Publishing-Newspapers — 0.0%
News Corp., Class A	5,212	$115,446
News Corp., Class B	1,614	36,347
		151,793
Racetracks — 0.0%
Penn National Gaming, Inc.†	2,215	93,960
Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	1,941	390,626
American Tower Corp.	2,976	747,631
AvalonBay Communities, Inc.	1,081	268,488
Boston Properties, Inc.	1,896	244,205
Crown Castle International Corp.	3,170	585,182
Digital Realty Trust, Inc.	3,784	536,571
Duke Realty Corp.	1,777	103,173
Equinix, Inc.	649	481,311
Equity Residential	4,557	409,765
Essex Property Trust, Inc.	488	168,594
Federal Realty Investment Trust	547	66,772
Gaming and Leisure Properties, Inc.	77,616	3,642,519
Healthpeak Properties, Inc.	83,560	2,868,615
Host Hotels & Resorts, Inc.	208,158	4,044,510
Iron Mountain, Inc.	1,505	83,392
Kimco Realty Corp.	8,223	203,108
Mid-America Apartment Communities, Inc.	584	122,319
Prologis, Inc.	3,849	621,537
Public Storage	834	325,494
Realty Income Corp.	7,545	522,869
Regency Centers Corp.	2,055	146,604
SBA Communications Corp.	638	219,536
Simon Property Group, Inc.	1,753	230,625
UDR, Inc.	1,795	102,979
Ventas, Inc.	5,323	328,748
Vornado Realty Trust	2,120	96,078
Welltower, Inc.	39,052	3,754,459
Weyerhaeuser Co.	5,780	219,062
		21,534,772
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	32,327	2,958,567
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	386	137,111
Respiratory Products — 0.0%
ResMed, Inc.	819	198,616
Retail-Apparel/Shoe — 0.3%
Ross Stores, Inc.	4,712	426,248
Victoria's Secret & Co.†	43,162	2,216,800
		2,643,048
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	13,140	2,719,454
Genuine Parts Co.	1,900	239,438
		2,958,892
Retail-Automobile — 0.0%
CarMax, Inc.†	1,013	97,734
Security Description	Shares	Value (Note 2)
Retail-Building Products — 0.1%
Home Depot, Inc.	3,343	$1,000,660
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,888	262,519
Retail-Discount — 1.7%
Costco Wholesale Corp.	2,897	1,668,237
Dollar General Corp.	3,090	687,927
Dollar Tree, Inc.†	26,202	4,196,250
Target Corp.	2,875	610,133
Walmart, Inc.	39,867	5,936,994
		13,099,541
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	9,555	427,777
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	78,968	4,783,881
Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,203	57,503
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	317	126,236
Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	123	194,590
Darden Restaurants, Inc.	1,703	226,414
Domino's Pizza, Inc.	160	65,122
McDonald's Corp.	5,480	1,355,094
Starbucks Corp.	7,517	683,821
Yum! Brands, Inc.	2,042	242,038
		2,767,079
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	5,707	114,083
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	34,223	5,652,955
NXP Semiconductors NV	1,312	242,825
		5,895,780
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	534	106,501
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	3,227	320,699
Henkel AG & Co. KGaA (Preference Shares)	32,246	2,159,581
		2,480,280
Software Tools — 0.3%
VMware, Inc., Class A	22,207	2,528,711
Steel-Producers — 0.0%
Nucor Corp.	1,668	247,948
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	115,829	4,275,248
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	4,336	161,126
Telephone-Integrated — 1.7%
AT&T, Inc.	95,228	2,250,237
Lumen Technologies, Inc.	12,289	138,497
Verizon Communications, Inc.	211,788	10,788,481
		13,177,215

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	732	$90,914
Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,026	120,699
Tobacco — 0.4%
Altria Group, Inc.	24,312	1,270,302
Philip Morris International, Inc.	20,667	1,941,458
		3,211,760
Tools-Hand Held — 0.1%
Snap-on, Inc.	712	146,302
Stanley Black & Decker, Inc.	2,174	303,903
		450,205
Toys — 0.0%
Hasbro, Inc.	1,729	141,640
Transport-Rail — 0.7%
CSX Corp.	29,578	1,107,696
Norfolk Southern Corp.	11,100	3,165,942
Union Pacific Corp.	5,011	1,369,055
		5,642,693
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	1,733	186,662
FedEx Corp.	3,251	752,249
United Parcel Service, Inc., Class B	5,542	1,188,537
		2,127,448
Transport-Truck — 0.3%
JB Hunt Transport Services, Inc.	460	92,363
Knight-Swift Transportation Holdings, Inc.	42,452	2,142,128
		2,234,491
Water — 0.1%
American Water Works Co., Inc.	2,421	400,748
Water Treatment Systems — 0.0%
Pentair PLC	927	50,253
Web Hosting/Design — 0.0%
VeriSign, Inc.†	683	151,940
Web Portals/ISP — 0.4%
Alphabet, Inc., Class C†	1,073	2,996,878
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	923	223,551
Total Common Stocks (cost $632,378,129)		756,073,024
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell 1000 Value ETF	15,489	$2,570,864
iShares S&P 500 Value ETF	50,700	7,895,004
Total Exchange-Traded Funds (cost $10,513,446)		10,465,868
Total Long-Term Investment Securities (cost $642,891,575)		766,538,892
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.25% due 02/23/2023(2) (cost $98,861)	$100,000	98,715
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	400,000	400,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	320,000	320,000
BNP Paribas SA Joint Repurchase Agreement(3)	280,000	280,000
Deutsche Bank AG Joint Repurchase Agreement(3)	430,000	430,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	415,000	415,000
Total Repurchase Agreements (cost $1,845,000)		1,845,000
TOTAL INVESTMENTS (cost $644,835,436)(4)	99.2%	768,482,607
Other assets less liabilities	0.8	6,217,387
NET ASSETS	100.0%	$774,699,994

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8)

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	June 2022	$638,052	$679,612	$41,560

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	GBP	4,473,603	USD	5,922,746	06/30/2022	$47,633	$—
JPMorgan Chase Bank	EUR	11,644,712	USD	12,873,171	06/30/2022	—	(53,319)
Morgan Stanley & Co., Inc.	CHF	1,829,710	USD	1,969,601	06/30/2022	—	(18,057)
	USD	117,348	CHF	109,200	06/30/2022	1,279	—
						1,279	(18,057)
Net Unrealized Appreciation/(Depreciation)						$48,912	$(71,376)

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$740,984,628	$15,088,396	**	$—	$756,073,024
Exchange-Traded Funds	10,465,868	—		—	10,465,868
Short-Term Investment Securities	—	98,715		—	98,715
Repurchase Agreements	—	1,845,000		—	1,845,000
Total Investments at Value	$751,450,496	$17,032,111		$—	$768,482,607
Other Financial Instruments:†
Futures Contracts	$41,560	$—		$—	$41,560
Forward Foreign Currency Contracts	—	48,912		—	48,912
Total Other Financial Instruments	$41,560	$48,912		$—	$90,472
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$71,376		$—	$71,376

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Enterprise Software/Service	6.6%
Computer Software	3.8
Internet Content-Entertainment	3.1
Medical Products	2.9
Computer Data Security	2.8
Distribution/Wholesale	2.7
Internet Security	2.6
Retail-Apparel/Shoe	2.5
E-Commerce/Services	2.5
Medical-Biomedical/Gene	2.4
Data Processing/Management	2.2
Computer Aided Design	2.1
Electronic Components-Semiconductors	2.0
Diagnostic Kits	1.9
Real Estate Investment Trusts	1.9
Drug Delivery Systems	1.9
Applications Software	1.8
Commercial Services-Finance	1.8
Commercial Services	1.7
Retail-Restaurants	1.6
Networking Products	1.6
Retail-Perfume & Cosmetics	1.6
Semiconductor Equipment	1.5
Oil Companies-Exploration & Production	1.4
Electronic Measurement Instruments	1.2
Internet Application Software	1.1
E-Commerce/Products	1.1
Building-Residential/Commercial	1.1
Energy-Alternate Sources	1.0
Consulting Services	1.0
Transport-Truck	1.0
Diagnostic Equipment	0.9
Entertainment Software	0.8
Decision Support Software	0.8
Schools	0.8
Hotels/Motels	0.8
Machinery-General Industrial	0.8
Building Products-Air & Heating	0.8
Investment Management/Advisor Services	0.7
Communications Software	0.7
Advertising Services	0.7
Retail-Auto Parts	0.7
Computer Services	0.7
Electronic Connectors	0.7
Medical Labs & Testing Services	0.6
Medical-Wholesale Drug Distribution	0.6
Instruments-Controls	0.6
Retail-Floor Coverings	0.6
Respiratory Products	0.6
Chemicals-Specialty	0.6
Internet Gambling	0.6
Retail-Gardening Products	0.6
Industrial Automated/Robotic	0.6
Theaters	0.5
Building-Mobile Home/Manufactured Housing	0.5
Athletic Equipment	0.5
Casino Hotels	0.5
E-Services/Consulting	0.5
Private Equity	0.5
Lighting Products & Systems	0.5
Diversified Manufacturing Operations	0.5%
Repurchase Agreements	0.5
Office Automation & Equipment	0.5
Medical Instruments	0.4
Patient Monitoring Equipment	0.4
Finance-Credit Card	0.4
Chemicals-Diversified	0.4
Food-Confectionery	0.4
Power Converter/Supply Equipment	0.4
Airlines	0.4
Non-Hazardous Waste Disposal	0.4
Retail-Misc./Diversified	0.4
Machinery-Print Trade	0.3
Cable/Satellite TV	0.3
Pipelines	0.3
Human Resources	0.3
Exchange-Traded Funds	0.3
Insurance Brokers	0.3
Retail-Automobile	0.3
Medical-Drugs	0.3
Insurance-Multi-line	0.3
Retail-Home Furnishings	0.3
Retail-Discount	0.3
Rental Auto/Equipment	0.3
Aerospace/Defense	0.2
Building & Construction Products-Misc.	0.2
Casino Services	0.2
Machinery-Pumps	0.2
Computers-Memory Devices	0.2
Beverages-Wine/Spirits	0.2
Transport-Services	0.2
Banks-Commercial	0.2
Therapeutics	0.2
Multimedia	0.2
Wireless Equipment	0.2
Containers-Paper/Plastic	0.2
Containers-Metal/Glass	0.2
Consumer Products-Misc.	0.2
Food-Misc./Diversified	0.2
Pastoral & Agricultural	0.2
Steel Pipe & Tube	0.2
Insurance-Property/Casualty	0.2
Coatings/Paint	0.2
Apparel Manufacturers	0.2
Office Supplies & Forms	0.2
Auto/Truck Parts & Equipment-Original	0.2
Medical-Outpatient/Home Medical	0.2
Medical-HMO	0.1
Steel-Producers	0.1
Toys	0.1
Finance-Investment Banker/Broker	0.1
Machinery-Electrical	0.1
Electronic Components-Misc.	0.1
Oil-Field Services	0.1
Computers	0.1
Machinery-Farming	0.1
Brewery	0.1
Aerospace/Defense-Equipment	0.1
Resorts/Theme Parks	0.1
Building-Maintenance & Services	0.1

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Industry Allocation* (continued)
Building Products-Cement	0.1%
Electronic Security Devices	0.1
Disposable Medical Products	0.1
Web Hosting/Design	0.1
Dialysis Centers	0.1
Telecom Equipment-Fiber Optics	0.1
Electric Products-Misc.	0.1
Finance-Other Services	0.1
Firearms & Ammunition	0.1
Agricultural Biotech	0.1
Finance-Consumer Loans	0.1
Racetracks	0.1
Oil-U.S. Royalty Trusts	0.1
Machine Tools & Related Products	0.1
Agricultural Chemicals	0.1
Healthcare Safety Devices	0.1
Building & Construction-Misc.	0.1
Soap & Cleaning Preparation	0.1
Auto-Heavy Duty Trucks	0.1
Lasers-System/Components	0.1
Insurance-Reinsurance	0.1
U.S. Government Treasuries	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Advertising Services — 0.7%
Trade Desk, Inc., Class A†	20,472	$1,417,686
Aerospace/Defense — 0.2%
Spirit AeroSystems Holdings, Inc., Class A	580	28,356
TransDigm Group, Inc.†	722	470,412
		498,768
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	274	42,070
HEICO Corp., Class A	481	61,005
Hexcel Corp.	1,700	101,099
Howmet Aerospace, Inc.	535	19,228
		223,402
Agricultural Biotech — 0.1%
Corteva, Inc.	2,900	166,692
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,400	144,284
Airlines — 0.4%
Alaska Air Group, Inc.†	2,900	168,229
Delta Air Lines, Inc.†	12,138	480,301
Southwest Airlines Co.†	3,300	151,140
		799,670
Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	46	4,164
Deckers Outdoor Corp.†	70	19,164
Hanesbrands, Inc.	3,940	58,667
Tapestry, Inc.	502	18,649
VF Corp.	3,955	224,881
		325,525
Applications Software — 1.7%
C3.ai, Inc., Class A†
Class A	304	6,901
CCC Intelligent Solutions Holdings, Inc.†	2,683	29,620
CDK Global, Inc.	344	16,746
Confluent, Inc., Class A†	1,101	45,141
Duck Creek Technologies, Inc.†	323	7,145
Elastic NV†	1,422	126,487
Five9, Inc.†	14,358	1,585,123
Informatica, Inc. Class A†	4,858	95,897
IronSource, Ltd., Class A†	128,158	615,158
Jamf Holding Corp.†	860	29,937
Magic Leap, Inc., Class A†(1)(2)	9	108
nCino, Inc†	4,455	182,566
Procore Technologies, Inc.†	1,829	106,009
PTC, Inc.†	4,091	440,683
Smartsheet, Inc., Class A†	3,507	192,113
Tanium, Class B†(1)(2)	1,910	17,610
		3,497,244
Athletic Equipment — 0.5%
Peloton Interactive, Inc., Class A†	34,956	923,537
YETI Holdings, Inc.†	1,624	97,408
		1,020,945
Security Description	Shares	Value (Note 2)
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	1,400	$82,642
Auto Repair Centers — 0.0%
Mister Car Wash, Inc.†	1,166	17,245
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,300	114,491
TuSimple Holdings, Inc., Class A†	292	3,562
		118,053
Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	1,494	58,654
Aptiv PLC†	1,658	198,479
QuantumScape Corp.†	3,312	66,207
		323,340
Banks-Commercial — 0.2%
Citizens Financial Group, Inc.	1,428	64,731
First Republic Bank	675	109,418
SVB Financial Group†	211	118,044
Synovus Financial Corp.	204	9,996
Western Alliance Bancorp	1,037	85,884
		388,073
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	429	26,916
Brown-Forman Corp., Class B	5,515	369,615
		396,531
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	390	151,503
Constellation Brands, Inc., Class A	425	97,886
		249,389
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	436	39,244
AZEK Co., Inc.†	1,166	28,963
Fortune Brands Home & Security, Inc.	3,349	248,764
Louisiana-Pacific Corp.	122	7,579
Trex Co., Inc.†	2,197	143,530
		468,080
Building & Construction-Misc. — 0.1%
Frontdoor, Inc.†	1,099	32,805
TopBuild Corp.†	519	94,142
		126,947
Building Products-Air & Heating — 0.8%
Carrier Global Corp.	7,610	349,071
Johnson Controls International PLC	18,172	1,191,538
		1,540,609
Building Products-Cement — 0.1%
Vulcan Materials Co.	1,200	220,440
Building-Maintenance & Services — 0.1%
Rollins, Inc.	6,309	221,130
Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	13,118	1,032,387
Building-Residential/Commercial — 1.1%
D.R. Horton, Inc.	2,577	192,012
Lennar Corp., Class A	16,397	1,330,945

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
NVR, Inc.†	138	$616,483
PulteGroup, Inc.	1,369	57,361
Toll Brothers, Inc.	839	39,450
		2,236,251
Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	2,788	34,794
Cable One, Inc.	449	657,444
		692,238
Casino Hotels — 0.5%
Boyd Gaming Corp.	332	21,839
MGM Resorts International	15,700	658,458
Wynn Resorts, Ltd.†	4,207	335,466
		1,015,763
Casino Services — 0.2%
Caesars Entertainment, Inc.†	5,705	441,339
Chemicals-Diversified — 0.4%
Celanese Corp.	753	107,581
FMC Corp.	609	80,126
LyondellBasell Industries NV, Class A	607	62,412
Olin Corp.	204	10,665
PPG Industries, Inc.	4,197	550,101
Westlake Chemical Corp.	126	15,548
		826,433
Chemicals-Specialty — 0.6%
Albemarle Corp.	5,077	1,122,778
Chemours Co.	1,556	48,983
Diversey Holdings, Ltd.†	1,126	8,524
		1,180,285
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	685	16,837
RPM International, Inc.	3,816	310,775
		327,612
Commercial Services — 1.7%
Cintas Corp.	3,024	1,286,379
CoStar Group, Inc.†	31,405	2,091,887
GXO Logistics, Inc.†	1,575	112,361
Legalzoom.com, Inc.†	1,080	15,271
		3,505,898
Commercial Services-Finance — 1.8%
Affirm Holdings, Inc.†	1,329	61,506
Block, Inc., Class A†	6,611	896,452
Equifax, Inc.	1,927	456,892
Euronet Worldwide, Inc.†	1,556	202,513
FleetCor Technologies, Inc.†	1,280	318,797
H&R Block, Inc.	2,517	65,543
MarketAxess Holdings, Inc.	1,697	577,319
Morningstar, Inc.	402	109,814
Sabre Corp.†	6,100	69,723
Shift4 Payments, Inc., Class A†	815	50,473
StoneCo, Ltd., Class A†	3,909	45,735
TransUnion	5,358	553,696
WEX, Inc.†	1,264	225,561
		3,634,024
Security Description	Shares	Value (Note 2)
Communications Software — 0.7%
RingCentral, Inc., Class A†	12,970	$1,520,214
Computer Aided Design — 2.1%
ANSYS, Inc.†	1,478	469,487
Aspen Technology, Inc.†	2,826	467,336
Bentley Systems, Inc., Class B	4,136	182,728
Cadence Design Systems, Inc.†	11,306	1,859,385
Synopsys, Inc.†	3,937	1,312,084
		4,291,020
Computer Data Security — 2.7%
Crowdstrike Holdings, Inc., Class A†	7,735	1,756,464
Fortinet, Inc.†	5,689	1,944,159
Snyk, Ltd.†(1)(2)	4,274	61,308
Varonis Systems, Inc.†	15,852	753,604
Zscaler, Inc.†	3,943	951,367
		5,466,902
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	55,965
Computer Services — 0.7%
Endava PLC ADR†	600	79,818
EPAM Systems, Inc.†	2,384	707,118
Genpact, Ltd.	2,274	98,942
Globant SA†	1,417	371,353
Leidos Holdings, Inc.	750	81,015
Thoughtworks Holding, Inc.†	270	5,619
		1,343,865
Computer Software — 3.8%
Citrix Systems, Inc.	837	84,453
Cloudflare, Inc., Class A†	4,692	561,632
Datadog, Inc., Class A†	10,595	1,604,825
Dropbox, Inc., Class A†	5,640	131,130
Dynatrace, Inc.†	5,647	265,974
HashiCorp, Inc., Class A†	139	7,506
MongoDB, Inc.†	6,671	2,959,189
Nutanix, Inc., Class A†	4,062	108,943
SentinelOne, Inc., Class A†	2,719	105,334
Splunk, Inc.†	3,014	447,910
Teradata Corp.†	1,747	86,110
Twilio, Inc., Class A†	260	42,851
ZoomInfo Technologies, Inc.†	21,384	1,277,480
		7,683,337
Computers — 0.1%
HP, Inc.	7,141	259,218
Computers-Integrated Systems — 0.0%
NCR Corp.†	823	33,076
Computers-Memory Devices — 0.2%
NetApp, Inc.	2,802	232,566
Pure Storage, Inc., Class A†	4,849	171,218
		403,784
Consulting Services — 1.0%
Booz Allen Hamilton Holding Corp.	3,893	341,961
Gartner, Inc.†	3,019	898,032
Verisk Analytics, Inc.	3,815	818,813
		2,058,806

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.2%
Clorox Co.	2,390	$332,282
Containers-Metal/Glass — 0.2%
Ball Corp.	3,389	305,010
Crown Holdings, Inc.	287	35,901
		340,911
Containers-Paper/Plastic — 0.2%
Ardagh Metal Packaging SA†	9,860	80,162
Graphic Packaging Holding Co.	1,511	30,280
Sealed Air Corp.	3,623	242,596
		353,038
Data Processing/Management — 2.2%
Broadridge Financial Solutions, Inc.	4,350	677,339
DocuSign, Inc.†	12,866	1,378,206
Fair Isaac Corp.†	2,222	1,036,474
Jack Henry & Associates, Inc.	359	70,741
Paychex, Inc.	9,235	1,260,300
		4,423,060
Decision Support Software — 0.6%
Databricks, Inc.†(1)(2)	689	114,291
MSCI, Inc.	2,369	1,191,323
		1,305,614
Diagnostic Equipment — 0.9%
10X Genomics, Inc., Class A†	1,605	122,092
Adaptive Biotechnologies Corp.†	4,267	59,226
Avantor, Inc.†	22,770	770,081
Pacific Biosciences of California, Inc.†	2,700	24,570
Repligen Corp.†	3,085	580,258
Waters Corp.†	1,068	331,497
		1,887,724
Diagnostic Kits — 1.9%
Exact Sciences Corp.†	32,720	2,287,782
Hologic, Inc.†	1,219	93,644
IDEXX Laboratories, Inc.†	2,401	1,313,491
Natera, Inc.†	1,477	60,084
Quidel Corp.†	736	82,771
		3,837,772
Dialysis Centers — 0.1%
DaVita, Inc.†	1,647	186,292
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	370	82,377
Teleflex, Inc.	358	127,029
		209,406
Distribution/Wholesale — 2.7%
Copart, Inc.†	19,255	2,415,925
Core & Main, Inc., Class A†	550	13,304
Fastenal Co.	11,567	687,080
Ferguson PLC	500	67,060
IAA, Inc.†	6,361	243,308
Leslie's, Inc.†	2,661	51,517
Pool Corp.	1,469	621,167
SiteOne Landscape Supply, Inc.†	1,236	199,849
Security Description	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Watsco, Inc.	425	$129,472
WESCO International, Inc.†	4,908	638,727
WW Grainger, Inc.	724	373,432
		5,440,841
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	1,250	79,862
Carlisle Cos., Inc.	374	91,974
Parker-Hannifin Corp.	406	115,207
Trane Technologies PLC	4,406	672,796
		959,839
Drug Delivery Systems — 1.9%
DexCom, Inc.†	7,473	3,823,187
E-Commerce/Products — 1.1%
Chewy, Inc., Class A†	2,238	91,266
Etsy, Inc.†	16,327	2,029,120
Figs, Inc., Class A†	360	7,747
Wayfair, Inc., Class A†	1,513	167,610
		2,295,743
E-Commerce/Services — 2.4%
DoorDash, Inc., Class A†	2,449	286,998
Expedia Group, Inc.†	2,754	538,875
Lyft, Inc., Class A†	5,587	214,541
Match Group, Inc.†	32,001	3,479,789
Opendoor Technologies, Inc.†	1,739	15,042
TripAdvisor, Inc.†	1,157	31,378
Upwork, Inc.†	2,500	58,100
Zillow Group, Inc., Class A†	1,128	54,404
Zillow Group, Inc., Class C†	3,162	155,855
		4,834,982
E-Services/Consulting — 0.5%
CDW Corp.	5,673	1,014,843
Electric Products-Misc. — 0.1%
AMETEK, Inc.	700	93,226
Littelfuse, Inc.	349	87,044
		180,270
Electric-Generation — 0.0%
Brookfield Renewable Corp., Class A	609	26,674
Electronic Components-Misc. — 0.1%
Hubbell, Inc.	750	137,828
Jabil, Inc.	2,102	129,756
		267,584
Electronic Components-Semiconductors — 2.0%
Ambarella, Inc.†	400	41,968
GlobalFoundries, Inc.†	523	32,646
IPG Photonics Corp.†	49	5,378
Lattice Semiconductor Corp.†	1,772	108,003
Marvell Technology, Inc.	2,333	167,299
Microchip Technology, Inc.	19,214	1,443,740
Monolithic Power Systems, Inc.	2,181	1,059,268
ON Semiconductor Corp.†	9,850	616,709
Silicon Laboratories, Inc.†	600	90,120
Skyworks Solutions, Inc.	3,329	443,689
Synaptics, Inc.†	300	59,850
		4,068,670

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Connectors — 0.7%
Amphenol Corp., Class A	17,737	$1,336,483
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	14,585	1,930,033
Keysight Technologies, Inc.†	2,919	461,115
Vontier Corp.	1,737	44,102
		2,435,250
Electronic Security Devices — 0.1%
Allegion PLC	1,997	219,231
Energy-Alternate Sources — 1.0%
Enphase Energy, Inc.†	4,812	970,965
Fluence Energy, Inc.†	278	3,645
Plug Power, Inc.†	9,716	277,975
SolarEdge Technologies, Inc.†	2,695	868,787
		2,121,372
Enterprise Software/Service — 6.6%
Alteryx, Inc., Class A†	1,116	79,827
Avalara, Inc.†	3,635	361,719
Bill.com Holdings, Inc.†	3,823	867,018
Black Knight, Inc.†	2,389	138,538
Ceridian HCM Holding, Inc.†	2,270	155,177
Coupa Software, Inc.†	2,869	291,576
DoubleVerify Holdings, Inc.†	4,647	116,965
Everbridge, Inc.†	747	32,599
Gitlab, Inc., Class A†	2,730	148,649
HubSpot, Inc.†	2,171	1,031,095
Manhattan Associates, Inc.†	2,390	331,517
New Relic, Inc.†	999	66,813
Palantir Technologies, Inc.†	31,526	432,852
Paycom Software, Inc.†	7,702	2,667,819
Paycor HCM, Inc.†	3,545	103,195
Pegasystems, Inc.	731	58,955
Qualtrics International, Inc., Class A†	4,001	114,229
Socure, Inc.†(1)(2)	920	14,783
SS&C Technologies Holdings, Inc.	2,458	184,399
Tyler Technologies, Inc.†	1,481	658,882
UiPath, Inc., Class A†	37,763	815,303
Veeva Systems, Inc., Class A†	14,974	3,181,376
Workday, Inc., Class A†	6,676	1,598,635
Workiva, Inc.†	850	100,300
		13,552,221
Entertainment Software — 0.8%
AppLovin Corp., Class A†	2,800	154,196
Electronic Arts, Inc.	7,981	1,009,676
Playtika Holding Corp.†	1,972	38,119
Skillz, Inc.†	5,814	17,442
Take-Two Interactive Software, Inc.†	982	150,973
Unity Software, Inc.†	2,861	283,840
Zynga, Inc., Class A†	9,288	85,821
		1,740,067
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	288	14,956
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	11	6,054
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,847	$64,294
Upstart Holdings, Inc.†	912	99,490
		163,784
Finance-Credit Card — 0.4%
Discover Financial Services	7,357	810,668
Western Union Co.	1,850	34,669
		845,337
Finance-Investment Banker/Broker — 0.1%
Tradeweb Markets, Inc., Class A	3,132	275,209
Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	2,560	28,467
UWM Holdings Corp.	828	3,751
		32,218
Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	750	85,815
Nasdaq, Inc.	506	90,169
		175,984
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,232	169,683
Food-Confectionery — 0.4%
Hershey Co.	3,770	816,695
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	900	80,667
Food-Misc./Diversified — 0.2%
Beyond Meat, Inc.†	954	46,088
Kellogg Co.	2,123	136,912
Lamb Weston Holdings, Inc.	820	49,126
McCormick & Co., Inc.	1,000	99,800
		331,926
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	280	11,413
Funeral Services & Related Items — 0.0%
Service Corp. International	1,500	98,730
Garden Products — 0.0%
Scotts Miracle-Gro Co.	779	95,786
Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	1,105	128,500
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	3,377	94,286
Hotels/Motels — 0.8%
Choice Hotels International, Inc.	661	93,703
Hilton Worldwide Holdings, Inc.†	8,587	1,302,991
Travel & Leisure Co.	1,070	61,996
Wyndham Hotels & Resorts, Inc.	1,098	92,990
		1,551,680
Human Resources — 0.3%
Paylocity Holding Corp.†	2,085	429,030
Robert Half International, Inc.	1,806	206,209
		635,239
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,097	80,441

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.6%
Cognex Corp.	4,746	$366,154
Rockwell Automation, Inc.	2,768	775,123
		1,141,277
Instruments-Controls — 0.6%
Mettler-Toledo International, Inc.†	827	1,135,628
Woodward, Inc.	800	99,928
		1,235,556
Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	3,350	584,910
Brown & Brown, Inc.	258	18,646
		603,556
Insurance-Life/Health — 0.0%
GoHealth, Inc., Class A†	780	920
Lincoln National Corp.	519	33,922
		34,842
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	7,600	545,756
Insurance-Property/Casualty — 0.2%
Alleghany Corp.†	28	23,716
Arch Capital Group, Ltd.†	1,687	81,685
Assurant, Inc.	550	100,006
Erie Indemnity Co., Class A	330	58,123
Lemonade, Inc.†	75	1,978
Markel Corp.†	43	63,435
		328,943
Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	168	50,632
RenaissanceRe Holdings, Ltd.	365	57,856
		108,488
Internet Application Software — 1.1%
Anaplan, Inc.†	2,723	177,131
Okta, Inc.†	11,636	1,756,571
Wix.com, Ltd.†	1,012	105,713
Zendesk, Inc.†	2,289	275,344
		2,314,759
Internet Content-Entertainment — 3.1%
Pinterest, Inc., Class A†	18,604	457,844
Roku, Inc.†	17,751	2,223,668
Snap, Inc., Class A†	27,830	1,001,602
Spotify Technology SA†	16,612	2,508,744
Twitter, Inc.†	1,556	60,202
		6,252,060
Internet Content-Information/News — 0.0%
IAC/InterActiveCorp†	589	59,065
Vimeo, Inc.†	2,511	29,831
		88,896
Internet Gambling — 0.6%
DraftKings, Inc., Class A†	60,098	1,170,108
Internet Security — 2.6%
Mandiant, Inc.†	1,304	29,092
NortonLifeLock, Inc.	2,766	73,355
Palo Alto Networks, Inc.†	8,328	5,184,263
		5,286,710
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	1,188	$356,828
Apollo Global Management, Inc.	10,783	668,438
LPL Financial Holdings, Inc.	1,512	276,212
Raymond James Financial, Inc.	179	19,674
T. Rowe Price Group, Inc.	1,431	216,353
		1,537,505
Lasers-System/Components — 0.1%
Coherent, Inc.†	416	113,718
Lighting Products & Systems — 0.5%
Universal Display Corp.	5,942	992,017
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,090	150,213
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	2,716	146,284
Regal Rexnord Corp.	269	40,022
Vertiv Holdings Co.	6,101	85,414
		271,720
Machinery-Farming — 0.1%
AGCO Corp.	116	16,939
Toro Co.	2,781	237,748
		254,687
Machinery-General Industrial — 0.8%
IDEX Corp.	400	76,692
Middleby Corp.†	7,922	1,298,733
Nordson Corp.	188	42,691
Otis Worldwide Corp.	1,700	130,815
		1,548,931
Machinery-Print Trade — 0.3%
Kornit Digital, Ltd.†	8,390	693,769
Machinery-Pumps — 0.2%
Graco, Inc.	3,080	214,738
Xylem, Inc.	2,240	190,982
		405,720
Medical Information Systems — 0.0%
Definitive Healthcare Corp.†	155	3,821
Medical Instruments — 0.4%
Bio-Techne Corp.	1,603	694,163
Bruker Corp.	3,193	205,310
		899,473
Medical Labs & Testing Services — 0.6%
Catalent, Inc.†	3,059	339,243
Charles River Laboratories International, Inc.†	887	251,881
IQVIA Holdings, Inc.†	2,715	627,735
Sotera Health Co.†	1,887	40,873
Syneos Health, Inc.†	249	20,157
		1,279,889
Medical Products — 2.9%
ABIOMED, Inc.†	6,879	2,278,600
Align Technology, Inc.†	164	71,504
Cooper Cos., Inc.	216	90,199
Globus Medical, Inc., Class A†	76	5,607

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
Inspire Medical Systems, Inc.†	5,253	$1,348,393
Masimo Corp.†	689	100,277
Novocure, Ltd.†	3,212	266,114
Penumbra, Inc.†	1,698	377,177
Shockwave Medical, Inc.†	450	93,312
STERIS PLC	847	204,779
West Pharmaceutical Services, Inc.	2,605	1,069,900
		5,905,862
Medical-Biomedical/Gene — 2.4%
ACADIA Pharmaceuticals, Inc.†	3,900	94,458
Alnylam Pharmaceuticals, Inc.†	3,553	580,169
Apellis Pharmaceuticals, Inc.†	7,979	405,413
Argenx SE ADR†	517	163,015
Bio-Rad Laboratories, Inc., Class A†	465	261,902
BioMarin Pharmaceutical, Inc.†	1,050	80,955
BioNTech SE ADR†	685	116,834
Blueprint Medicines Corp.†	1,200	76,656
Certara, Inc.†	1,230	26,420
CureVac NV†	1,009	19,786
Exelixis, Inc.†	5,031	114,053
Genmab A/S ADR†	2,916	105,501
Guardant Health, Inc.†	3,276	217,002
Horizon Therapeutics PLC†	1,675	176,227
Illumina, Inc.†	2,470	863,018
Incyte Corp.†	4,129	327,925
Ionis Pharmaceuticals, Inc.†	2,452	90,822
Iovance Biotherapeutics, Inc.†	860	14,319
Kodiak Sciences, Inc.†	6,098	47,077
Maravai LifeSciences Holdings, Inc., Class A†	2,084	73,503
Mirati Therapeutics, Inc.†	663	54,512
Novavax, Inc.†	1,431	105,393
Royalty Pharma PLC, Class A	5,637	219,618
Seagen, Inc.†	3,340	481,127
Ultragenyx Pharmaceutical, Inc.†	1,953	141,827
United Therapeutics Corp.†	500	89,705
		4,947,237
Medical-Drugs — 0.3%
Ascendis Pharma A/S ADR†	4,255	499,367
Reata Pharmaceuticals, Inc., Class A†	1,522	49,860
		549,227
Medical-HMO — 0.1%
Centene Corp.†	1,052	88,568
Molina Healthcare, Inc.†	641	213,831
		302,399
Medical-Hospitals — 0.0%
Acadia Healthcare Co., Inc.†	1,446	94,756
Medical-Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	1,039	179,009
Chemed Corp.	75	37,991
Oak Street Health, Inc.†	1,683	45,239
Teladoc Health, Inc.†	768	55,396
		317,635
Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	3,113	$176,507
McKesson Corp.	3,546	1,085,537
		1,262,044
Multimedia — 0.2%
FactSet Research Systems, Inc.	843	365,988
Networking Products — 1.6%
Arista Networks, Inc.†	23,273	3,234,482
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	2,700	357,750
Waste Connections, Inc.	2,998	418,821
		776,571
Office Automation & Equipment — 0.5%
Zebra Technologies Corp., Class A†	2,276	941,581
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,860	323,584
Oil Companies-Exploration & Production — 1.4%
Continental Resources, Inc.	127	7,789
Coterra Energy, Inc.	2,419	65,240
Devon Energy Corp.	14,300	845,559
Diamondback Energy, Inc.	1,626	222,892
Hess Corp.	358	38,320
Occidental Petroleum Corp.	2,039	115,693
Pioneer Natural Resources Co.	4,929	1,232,398
Venture Global LNG, Inc., Series B†(1)(2)	3	17,851
Venture Global LNG, Inc., Series C†(1)(2)	42	249,907
		2,795,649
Oil-Field Services — 0.1%
Halliburton Co.	6,992	264,787
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Corp.	112	151,436
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	4,113	330,603
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	3,356	894,005
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,062	75,519
Physicians Practice Management — 0.0%
agilon health, Inc.†	2,972	75,340
Pipelines — 0.3%
Cheniere Energy, Inc.	4,449	616,854
New Fortress Energy LLC	503	21,433
		638,287
Poultry — 0.0%
Pilgrim's Pride Corp.†	369	9,262
Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	2,710	805,575
Private Equity — 0.5%
Ares Management Corp., Class A	12,363	1,004,246
Professional Sports — 0.0%
Madison Square Garden Sports Corp.†	138	24,752

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Racetracks — 0.1%
Churchill Downs, Inc.	700	$155,246
Penn National Gaming, Inc.†	197	8,357
		163,603
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc.	1,100	221,375
AvalonBay Communities, Inc.	2,592	643,775
CubeSmart	10,700	556,721
Equity LifeStyle Properties, Inc.	6,174	472,188
Extra Space Storage, Inc.	222	45,643
Iron Mountain, Inc.	3,830	212,220
Lamar Advertising Co., Class A	1,430	166,137
Rexford Industrial Realty, Inc.	1,100	82,049
SBA Communications Corp.	2,089	718,825
Simon Property Group, Inc.	5,384	708,319
		3,827,252
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	336	30,751
eXp World Holdings, Inc.	1,800	38,106
		68,857
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	1,088	91,914
Recreational Vehicles — 0.0%
Brunswick Corp.	187	15,126
Polaris, Inc.	752	79,201
		94,327
Rental Auto/Equipment — 0.3%
United Rentals, Inc.†	1,527	542,406
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.†	561	24,403
Vail Resorts, Inc.	758	197,285
		221,688
Respiratory Products — 0.6%
ResMed, Inc.	4,935	1,196,787
Retail-Apparel/Shoe — 2.5%
Burlington Stores, Inc.†	2,627	478,561
Lululemon Athletica, Inc.†	12,024	4,391,525
Ross Stores, Inc.	1,650	149,259
Victoria's Secret & Co.†	819	42,064
		5,061,409
Retail-Auto Parts — 0.7%
AutoZone, Inc.†	309	631,775
O'Reilly Automotive, Inc.†	1,110	760,306
		1,392,081
Retail-Automobile — 0.3%
CarMax, Inc.†	1,816	175,208
Carvana Co.†	3,193	380,893
Lithia Motors, Inc.	51	15,306
Vroom, Inc.†	546	1,452
		572,859
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,049	95,354
Security Description	Shares	Value (Note 2)
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	400	$79,268
Retail-Discount — 0.3%
BJ's Wholesale Club Holdings, Inc.†	5,600	378,616
Dollar Tree, Inc.†	500	80,075
Ollie's Bargain Outlet Holdings, Inc.†	1,950	83,772
		542,463
Retail-Floor Coverings — 0.6%
Floor & Decor Holdings, Inc., Class A†	15,081	1,221,561
Retail-Gardening Products — 0.6%
Tractor Supply Co.	5,006	1,168,250
Retail-Home Furnishings — 0.3%
RH†	672	219,132
Williams-Sonoma, Inc.	2,247	325,815
		544,947
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	1,769	47,958
Retail-Misc./Diversified — 0.4%
Bath & Body Works, Inc.	2,602	124,376
Five Below, Inc.†	2,546	403,210
GameStop Corp., Class A†	1,219	203,061
		730,647
Retail-Perfume & Cosmetics — 1.6%
Olaplex Holdings, Inc.†	296	4,627
Ulta Beauty, Inc.†	7,964	3,171,424
		3,176,051
Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	775	79,546
Petco Health & Wellness Co., Inc.†	66	1,292
		80,838
Retail-Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†	1,188	1,879,452
Darden Restaurants, Inc.	1,637	217,639
Domino's Pizza, Inc.	1,270	516,903
Papa John's International, Inc.	1,392	146,550
Restaurant Brands International, Inc.	3,492	203,898
Wendy's Co.	3,383	74,324
Yum China Holdings, Inc.	635	26,378
Yum! Brands, Inc.	2,367	280,560
		3,345,704
Schools — 0.8%
2U, Inc.†	15,545	206,437
Bright Horizons Family Solutions, Inc.†	2,061	273,474
Chegg, Inc.†	32,531	1,180,225
		1,660,136
Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc.	1	165
Semiconductor Equipment — 1.5%
Allegro MicroSystems, Inc.†	762	21,641
Azenta, Inc.	1,145	94,897
Entegris, Inc.	7,337	963,055
KLA Corp.	420	153,745

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
MKS Instruments, Inc.	7,354	$1,103,100
Teradyne, Inc.	6,194	732,317
		3,068,755
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	350	69,804
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,244	123,629
Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	1,165	138,414
Valmont Industries, Inc.	800	190,880
		329,294
Steel-Producers — 0.1%
Steel Dynamics, Inc.	3,469	289,419
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	4,885	180,305
Telecom Services — 0.0%
Switch, Inc., Class A	2,176	67,064
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	3,810	30,023
Television — 0.0%
Nexstar Media Group, Inc., Class A	51	9,612
World Wrestling Entertainment, Inc., Class A	706	44,083
		53,695
Theaters — 0.5%
Live Nation Entertainment, Inc.†	9,579	1,126,874
Therapeutics — 0.2%
Neurocrine Biosciences, Inc.†	2,659	249,281
Sarepta Therapeutics, Inc.†	1,581	123,508
		372,789
Tools-Hand Held — 0.0%
MSA Safety, Inc.	200	26,540
Toys — 0.1%
Mattel, Inc.†	12,420	275,848
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	483	52,024
Expeditors International of Washington, Inc.	3,279	338,262
		390,286
Transport-Truck — 1.0%
JB Hunt Transport Services, Inc.	2,968	595,945
Landstar System, Inc.	1,169	176,320
Old Dominion Freight Line, Inc.	3,913	1,168,735
XPO Logistics, Inc.†	1,575	114,660
		2,055,660
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	3,123	30,855
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	3,146	82,079
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	318	9,654
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,439	$120,444
VeriSign, Inc.†	372	82,755
		203,199
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	1,350	326,970
Ubiquiti, Inc.	108	31,445
		358,415
Total Common Stocks (cost $179,875,716)		201,481,009
CONVERTIBLE PREFERRED SECURITIES — 0.5%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	0
Applications Software — 0.1%
Tanium, Inc., Series G†(1)(2)	32,619	300,747
Computer Data Security — 0.1%
Snyk, Ltd., Series F†(1)(2)	7,125	102,204
Computer Graphics — 0.0%
Canva, Inc., Series A†(1)(2)	2	2,730
Decision Support Software — 0.2%
Databricks, Inc., Series F†(1)(2)	1,680	278,678
Databricks, Inc., Series G†(1)(2)	162	26,873
Databricks, Inc., Series H†(1)(2)	364	60,380
		365,931
E-Commerce/Services — 0.1%
Rappi, Inc., Series E†(1)(2)	1,959	111,134
Enterprise Software/Service — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	17,965
Socure, Inc. Series A1†(1)(2)	918	14,751
Socure, Inc. Series B†(1)(2)	17	273
Socure, Inc. Series E†(1)(2)	2,127	34,178
		67,167
Internet Application Software — 0.0%
DataRobot, Inc., Series G†(1)(2)	2,952	61,756
Total Convertible Preferred Securities (cost $782,440)		1,011,669
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell Midcap Growth Index Fund (cost $617,706)	6,200	623,100

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS — 0.0%
Advertising Services — 0.0%
Nanigans, Inc.†(1)(2) (cost $0)	14,858	$0
Total Long-Term Investment Securities (cost $181,275,862)		203,115,778
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(3)	89,881	89,881
T. Rowe Price Government Reserve Fund 0.29%(3)	100	100
		89,981
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.36% due 12/29/2022(4)	$100,000	99,072
Total Short-Term Investment Securities (cost $189,712)		189,053
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(5)	205,000	205,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	165,000	165,000
BNP Paribas SA Joint Repurchase Agreement(5)	145,000	145,000
Deutsche Bank AG Joint Repurchase Agreement(5)	225,000	225,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	215,000	215,000
Total Repurchase Agreements (cost $955,000)		955,000
TOTAL INVESTMENTS (cost $182,420,574)(6)	100.0%	204,259,831
Other assets less liabilities	0.0	22,669
NET ASSETS	100.0%	$204,282,500

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.	08/16/2021	15	$25,562
	11/04/2021	26	44,324
		41	69,886	$55,965	$1,365	0.03%
Databricks, Inc.	07/24/2020	468	22,481
	08/28/2020	221	10,608
		689	33,089	114,291	166	0.06
Magic Leap, Inc., Class A	12/28/2015	9	114,566	108	12.00	0.00
Snyk, Ltd.	06/25/2021	4,274	61,308	61,308	14.34	0.03
Socure, Inc.	12/22/2021	920	14,783	14,783	16.07	0.01
Tanium, Inc., Class B	09/24/2020	1,910	21,765	17,610	9.22	0.01
Venture Global LNG, Inc., Series B	03/08/2018	3	9,060	17,851	5,950.33	0.01
Venture Global LNG, Inc., Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	249,907	5,950.07	0.12
Convertible Preferred Securities
Canva, Inc., Series A	11/04/2021	2	3,410	2,730	1,365.00	0.00
Databricks, Inc., Series F	10/22/2019	1,680	72,153	278,678	165.88	0.13
Databricks, Inc., Series G	02/01/2021	162	28,734	26,873	165.88	0.01
Databricks, Inc., Series H	08/31/2021	364	80,245	60,380	165.88	0.03
DataRobot, Inc., Series G	06/11/2021	2,952	80,768	61,756	20.92	0.03
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	0	0.00	0.00
Rappi, Inc., Series E	09/08/2020	1,959	117,042	111,134	56.73	0.05
Snyk, Ltd., Series F	08/26/2015	7,125	102,205	102,204	14.34	0.05
Socure, Inc., Series A	12/22/2021	1,118	17,965	17,965	16.07	0.01
Socure, Inc., Series A1	12/22/2021	918	14,751	14,751	16.07	0.01
Socure, Inc., Series B	12/22/2021	17	273	273	16.06	0.00
Socure, Inc., Series E	10/27/2021	2,127	34,178	34,178	16.07	0.02
Tanium, Inc., Series G	08/26/2015	32,619	161,931	300,747	9.22	0.15
Warrants
Nanigans, Inc.	12/14/2021	14,858	0	0	0.00	0.00
				$1,543,492		0.76%

(3)  The rate shown is the 7-day yield as of March 31, 2022.

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P MidCap 400 E-Mini Index	June 2022	$257,794	$268,920	$11,126

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$3,479,526	$—	$17,718	$3,497,244
Computer Data Security	5,405,594	—	61,308	5,466,902
Computer Graphics	—	—	55,965	55,965
Decision Support Software	1,191,323	—	114,291	1,305,614
Enterprise Software/Service	13,537,438	—	14,783	13,552,221
Oil Companies-Exploration & Production	2,527,891	—	267,758	2,795,649
Other Industries	174,807,414	—	—	174,807,414
Convertible Preferred Securities	—	—	1,011,669	1,011,669
Exchange-Traded Funds	623,100	—	—	623,100
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	89,981	—	—	89,981
U.S. Government Treasuries	—	99,072	—	99,072
Repurchase Agreements	—	955,000	—	955,000
Total Investments at Value	$201,662,267	$1,054,072	$1,543,492	$204,259,831
Other Financial Instruments:†
Futures Contracts	$11,126	$—	$—	$11,126

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.4%
Electric-Integrated	6.2
Oil Companies-Exploration & Production	3.4
Banks-Commercial	3.3
Insurance-Multi-line	2.5
Banks-Fiduciary	1.9
Registered Investment Companies	1.8
Medical Products	1.8
Chemicals-Diversified	1.7
Insurance Brokers	1.7
Diversified Manufacturing Operations	1.7
Banks-Super Regional	1.5
Medical-Wholesale Drug Distribution	1.5
Insurance-Life/Health	1.5
Oil-Field Services	1.4
Gold Mining	1.4
Investment Management/Advisor Services	1.4
Food-Misc./Diversified	1.2
Computer Services	1.2
Medical Labs & Testing Services	1.2
Dental Supplies & Equipment	1.2
Agricultural Operations	1.1
Pipelines	1.1
Agricultural Biotech	1.1
Auto-Heavy Duty Trucks	1.0
Containers-Paper/Plastic	1.0
Insurance-Reinsurance	1.0
Insurance-Property/Casualty	0.9
Building & Construction Products-Misc.	0.9
Medical-Hospitals	0.9
Publishing-Newspapers	0.9
Electronic Components-Semiconductors	0.8
Oil Refining & Marketing	0.8
Non-Ferrous Metals	0.8
Exchange-Traded Funds	0.8
Apparel Manufacturers	0.8
Food-Baking	0.8
Oil Companies-Integrated	0.8
Gas-Distribution	0.7
Repurchase Agreements	0.7
Chemicals-Specialty	0.7
Aerospace/Defense-Equipment	0.7
Cable/Satellite TV	0.7
Building Products-Cement	0.7
Food-Wholesale/Distribution	0.7
Airlines	0.6
Distribution/Wholesale	0.6
Machinery-General Industrial	0.6
Auto/Truck Parts & Equipment-Original	0.6
Transport-Truck	0.6
Medical-Drugs	0.6
Commercial Services	0.6
Electronic Measurement Instruments	0.6
Aerospace/Defense	0.5
Multimedia	0.5
Broadcast Services/Program	0.5
Retail-Discount	0.5
Medical-Biomedical/Gene	0.5
Building-Residential/Commercial	0.5
Enterprise Software/Service	0.5
Building Products-Air & Heating	0.5%
Retail-Restaurants	0.5
Wireless Equipment	0.5
Metal-Copper	0.5
Diagnostic Kits	0.5
Non-Hazardous Waste Disposal	0.5
Machinery-Pumps	0.5
Food-Retail	0.5
Commercial Services-Finance	0.4
Tools-Hand Held	0.4
Food-Catering	0.4
Containers-Metal/Glass	0.4
Electric-Distribution	0.4
Retail-Auto Parts	0.4
Electronic Components-Misc.	0.4
Schools	0.4
Steel-Producers	0.4
Finance-Consumer Loans	0.4
Diagnostic Equipment	0.4
Oil Field Machinery & Equipment	0.4
Finance-Other Services	0.4
Telecom Equipment-Fiber Optics	0.3
Medical-HMO	0.3
Recreational Vehicles	0.3
Finance-Credit Card	0.3
Investment Companies	0.3
Machinery-Electrical	0.3
Silver Mining	0.3
Semiconductor Components-Integrated Circuits	0.3
Brewery	0.3
Office Automation & Equipment	0.3
Finance-Investment Banker/Broker	0.3
Electronic Connectors	0.3
Food-Confectionery	0.3
Consumer Products-Misc.	0.3
Transport-Services	0.3
Building & Construction-Misc.	0.3
Building Products-Wood	0.3
Precious Metals	0.3
Entertainment Software	0.3
Hotels/Motels	0.2
Coatings/Paint	0.2
Home Decoration Products	0.2
Footwear & Related Apparel	0.2
Rental Auto/Equipment	0.2
Soap & Cleaning Preparation	0.2
Dialysis Centers	0.2
Publishing-Books	0.2
Toys	0.2
Computers	0.2
Agricultural Chemicals	0.2
Cruise Lines	0.2
Professional Sports	0.2
Private Equity	0.2
Water	0.2
Garden Products	0.2
Real Estate Management/Services	0.2
Food-Meat Products	0.2
Beverages-Non-alcoholic	0.2
Electric Products-Misc.	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Industry Allocation* (continued)
Computer Aided Design	0.2%
Independent Power Producers	0.2
Medical Information Systems	0.2
Web Hosting/Design	0.2
Computer Software	0.1
Machinery-Farming	0.1
Advertising Agencies	0.1
Savings & Loans/Thrifts	0.1
Retail-Automobile	0.1
Engineering/R&D Services	0.1
Internet Content-Entertainment	0.1
Computers-Integrated Systems	0.1
Gambling (Non-Hotel)	0.1
Semiconductor Equipment	0.1
Real Estate Operations & Development	0.1
Internet Financial Services	0.1
Batteries/Battery Systems	0.1
Computers-Memory Devices	0.1
Casino Hotels	0.1
Paper & Related Products	0.1
Finance-Auto Loans	0.1
Industrial Automated/Robotic	0.1
Medical-Generic Drugs	0.1
Disposable Medical Products	0.1
Data Processing/Management	0.1
Consulting Services	0.1
Medical-Outpatient/Home Medical	0.1
Energy-Alternate Sources	0.1
Telephone-Integrated	0.1
Applications Software	0.1
Retail-Consumer Electronics	0.1
Metal-Aluminum	0.1
Electronic Parts Distribution	0.1
Internet Security	0.1
Internet Infrastructure Software	0.1
Pastoral & Agricultural	0.1
Marine Services	0.1
Telecommunication Equipment	0.1
Veterinary Diagnostics	0.1
Decision Support Software	0.1
Radio	0.1
Hazardous Waste Disposal	0.1
U.S. Government Treasuries	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,101	$145,381
Omnicom Group, Inc.	2,166	183,850
		329,231
Aerospace/Defense — 0.5%
Curtiss-Wright Corp.	408	61,265
Rolls-Royce Holdings PLC†	560,711	737,222
Spirit AeroSystems Holdings, Inc., Class A	775	37,890
Teledyne Technologies, Inc.†	481	227,335
TransDigm Group, Inc.†	391	254,752
		1,318,464
Aerospace/Defense-Equipment — 0.7%
HEICO Corp.	318	48,826
HEICO Corp., Class A	558	70,771
Hexcel Corp.	874	51,977
Howmet Aerospace, Inc.	20,004	718,944
L3Harris Technologies, Inc.	2,943	731,247
		1,621,765
Agricultural Biotech — 1.1%
Corteva, Inc.	44,909	2,581,369
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	2,237	230,545
Mosaic Co.	3,883	258,220
		488,765
Agricultural Operations — 1.1%
Archer-Daniels-Midland Co.	5,827	525,945
Bunge, Ltd.	18,716	2,073,920
		2,599,865
Airlines — 0.6%
Alaska Air Group, Inc.†	7,367	427,360
American Airlines Group, Inc.†	6,679	121,892
Copa Holdings SA, Class A†	330	27,601
Delta Air Lines, Inc.†	10,599	419,402
JetBlue Airways Corp.†	3,311	49,499
Southwest Airlines Co.†	6,677	305,807
United Airlines Holdings, Inc.†	3,383	156,836
		1,508,397
Apparel Manufacturers — 0.8%
Capri Holdings, Ltd.†	1,510	77,599
Carter's, Inc.	433	39,832
Columbia Sportswear Co.	384	34,764
Deckers Outdoor Corp.†	244	66,800
Hanesbrands, Inc.	1,459	21,724
PVH Corp.	4,135	316,782
Ralph Lauren Corp.	7,198	816,541
Tapestry, Inc.	2,488	92,429
Under Armour, Inc., Class A†	1,971	33,546
Under Armour, Inc., Class C†	2,138	33,267
Urban Outfitters, Inc.†	10,164	255,218
VF Corp.	1,210	68,801
		1,857,303
Security Description	Shares	Value (Note 2)
Appliances — 0.0%
Whirlpool Corp.	600	$103,668
Applications Software — 0.1%
C3.ai, Inc., Class A† Class A	463	10,510
CDK Global, Inc.	1,033	50,287
Concentrix Corp.	441	73,453
Datto Holding Corp.†	252	6,733
Duck Creek Technologies, Inc.†	620	13,714
Informatica, Inc.† Class A	98	1,935
Jamf Holding Corp.†	86	2,994
Loyalty Ventures, Inc.†	208	3,438
N-Able, Inc.†	413	3,758
Procore Technologies, Inc.†	174	10,085
		176,907
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	672	52,564
Auto Repair Centers — 0.0%
Driven Brands Holdings, Inc.†	562	14,770
Mister Car Wash, Inc.†	161	2,381
		17,151
Auto-Heavy Duty Trucks — 1.0%
Cummins, Inc.	1,502	308,076
PACCAR, Inc.	24,131	2,125,217
TuSimple Holdings, Inc., Class A†	1,226	14,957
		2,448,250
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	261	10,247
Aptiv PLC†	5,801	694,438
BorgWarner, Inc.	2,506	97,483
Gentex Corp.	2,475	72,196
Lear Corp.	3,661	522,022
QuantumScape Corp.†	731	14,612
		1,410,998
Banks-Commercial — 3.3%
Bank of Hawaii Corp.	416	34,911
Bank OZK	1,243	53,076
BOK Financial Corp.	315	29,594
Citizens Financial Group, Inc.	3,659	165,862
Commerce Bancshares, Inc.	1,155	82,686
Cullen/Frost Bankers, Inc.	597	82,631
East West Bancorp, Inc.	6,826	539,391
First Citizens BancShares, Inc., Class A	127	84,531
First Hawaiian, Inc.	1,331	37,122
First Horizon Corp.	5,535	130,017
First Republic Bank	1,864	302,154
FNB Corp.	3,577	44,534
M&T Bank Corp.	1,342	227,469
PacWest Bancorp	1,213	52,317
Pinnacle Financial Partners, Inc.	777	71,546
Popular, Inc.	8,234	673,047
Prosperity Bancshares, Inc.	6,658	461,932
Regions Financial Corp.	10,060	223,936

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Signature Bank	2,432	$713,768
SVB Financial Group†	1,446	808,965
Synovus Financial Corp.	1,406	68,894
Umpqua Holdings Corp.	25,723	485,136
Webster Financial Corp.	9,830	551,660
Westamerica BanCorp	12,341	746,630
Western Alliance Bancorp	515	42,652
Wintrust Financial Corp.	4,783	444,484
Zions Bancorp NA	12,738	835,103
		7,994,048
Banks-Fiduciary — 1.9%
Northern Trust Corp.	17,184	2,001,077
State Street Corp.	29,948	2,609,070
		4,610,147
Banks-Super Regional — 1.5%
Comerica, Inc.	7,532	681,119
Fifth Third Bancorp	44,740	1,925,609
Huntington Bancshares, Inc.	15,026	219,680
KeyCorp	37,384	836,654
		3,663,062
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	7,696	236,729
Beverages-Non-alcoholic — 0.2%
Coca-Cola Europacific Partners PLC	8,382	407,449
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	240	15,058
Brown-Forman Corp., Class B	967	64,808
		79,866
Brewery — 0.3%
Carlsberg A/S, Class B	4,951	604,489
Molson Coors Beverage Co., Class B	1,868	99,714
		704,203
Broadcast Services/Program — 0.5%
Discovery, Inc., Class A†	1,728	43,062
Discovery, Inc., Class C†	16,844	420,595
Fox Corp., Class A	15,768	622,047
Fox Corp., Class B	1,552	56,306
Liberty Media Corp. - Liberty Formula One, Series A†	251	15,846
Liberty Media Corp. - Liberty Formula One, Series C†	2,074	144,848
		1,302,704
Building & Construction Products-Misc. — 0.9%
Armstrong World Industries, Inc.	3,313	298,203
AZEK Co., Inc.†	532	13,215
Builders FirstSource, Inc.†	5,700	367,878
Fortune Brands Home & Security, Inc.	6,411	476,209
Hayward Holdings, Inc.†	519	8,626
Louisiana-Pacific Corp.	850	52,802
Owens Corning	1,049	95,983
Summit Materials, Inc., Class A†	29,932	929,688
		2,242,604
Security Description	Shares	Value (Note 2)
Building & Construction-Misc. — 0.3%
Frontdoor, Inc.†	281	$8,388
Mohawk Industries, Inc.†	4,996	620,503
TopBuild Corp.†	59	10,702
		639,593
Building Products-Air & Heating — 0.5%
Carrier Global Corp.	4,766	218,616
Johnson Controls International PLC	13,634	893,981
Lennox International, Inc.	345	88,962
		1,201,559
Building Products-Cement — 0.7%
Eagle Materials, Inc.	405	51,986
Martin Marietta Materials, Inc.	651	250,563
MDU Resources Group, Inc.	2,109	56,205
Vulcan Materials Co.	6,850	1,258,345
		1,617,099
Building Products-Wood — 0.3%
Masco Corp.	12,336	629,136
Building-Heavy Construction — 0.0%
MasTec, Inc.†	604	52,608
Building-Maintenance & Services — 0.0%
Rollins, Inc.	168	5,888
Terminix Global Holdings, Inc.†	1,268	57,859
		63,747
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	330	25,971
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	2,018	150,361
Lennar Corp., Class A	2,692	218,510
Lennar Corp., Class B	164	11,210
NVR, Inc.†	11	49,140
PulteGroup, Inc.	1,837	76,970
Toll Brothers, Inc.	15,361	722,274
		1,228,465
Cable/Satellite TV — 0.7%
Altice USA, Inc., Class A†	12,380	154,502
Cable One, Inc.	27	39,535
DISH Network Corp., Class A†	18,943	599,546
Liberty Broadband Corp., Class A†	246	32,241
Liberty Broadband Corp., Class C†	5,430	734,788
Sirius XM Holdings, Inc.	9,099	60,235
		1,620,847
Casino Hotels — 0.1%
Boyd Gaming Corp.	676	44,467
MGM Resorts International	3,950	165,663
		210,130
Casino Services — 0.0%
Caesars Entertainment, Inc.†	809	62,584
Chemicals-Diversified — 1.7%
Celanese Corp.	4,623	660,488
DuPont de Nemours, Inc.	9,752	717,552
Eastman Chemical Co.	8,531	955,984
FMC Corp.	4,002	526,543

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Huntsman Corp.	2,169	$81,359
LyondellBasell Industries NV, Class A	2,384	245,123
Olin Corp.	1,369	71,571
PPG Industries, Inc.	3,327	436,070
Westlake Chemical Corp.	4,111	507,298
		4,201,988
Chemicals-Specialty — 0.7%
Albemarle Corp.	1,216	268,918
Ashland Global Holdings, Inc.	5,889	579,537
Chemours Co.	807	25,404
Diversey Holdings, Ltd.†	183	1,385
Element Solutions, Inc.	2,420	52,998
International Flavors & Fragrances, Inc.	4,894	642,729
NewMarket Corp.	66	21,409
Valvoline, Inc.	1,894	59,775
		1,652,155
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	22,075	542,603
RPM International, Inc.	556	45,281
		587,884
Commercial Services — 0.6%
Cintas Corp.	482	205,038
Clarivate PLC†	4,868	81,588
CoStar Group, Inc.†	918	61,148
Dun & Bradstreet Holdings, Inc.†	17,105	299,680
GXO Logistics, Inc.†	145	10,344
Legalzoom.com, Inc.†	403	5,698
Nielsen Holdings PLC	3,739	101,850
Quanta Services, Inc.	4,527	595,799
		1,361,145
Commercial Services-Finance — 0.4%
Equifax, Inc.	784	185,886
Euronet Worldwide, Inc.†	155	20,173
FleetCor Technologies, Inc.†	641	159,648
Global Payments, Inc.	4,309	589,644
H&R Block, Inc.	336	8,749
Morningstar, Inc.	23	6,283
Paysafe, Ltd.†	3,752	12,719
StoneCo, Ltd., Class A†	160	1,872
TransUnion	635	65,621
WEX, Inc.†	154	27,481
		1,078,076
Computer Aided Design — 0.2%
ANSYS, Inc.†	532	168,990
Synopsys, Inc.†	581	193,630
		362,620
Computer Services — 1.2%
Amdocs, Ltd.	9,635	792,094
CACI International, Inc., Class A†	243	73,206
DXC Technology Co.†	2,549	83,174
Genpact, Ltd.	1,820	79,188
KBR, Inc.	18,184	995,210
Leidos Holdings, Inc.	6,903	745,662
Security Description	Shares	Value (Note 2)
Computer Services (continued)
Science Applications International Corp.	595	$54,841
Thoughtworks Holding, Inc.†	288	5,993
		2,829,368
Computer Software — 0.1%
Akamai Technologies, Inc.†	1,682	200,814
Citrix Systems, Inc.	834	84,151
Cloudflare, Inc., Class A†	156	18,673
Dynatrace, Inc.†	123	5,793
Fastly, Inc., Class A†	1,106	19,222
SolarWinds Corp.	365	4,858
Teradata Corp.†	165	8,133
		341,644
Computers — 0.2%
Hewlett Packard Enterprise Co.	13,604	227,323
HP, Inc.	7,404	268,765
		496,088
Computers-Integrated Systems — 0.1%
NCR Corp.†	7,010	281,732
Computers-Memory Devices — 0.1%
NetApp, Inc.	785	65,155
Pure Storage, Inc., Class A†	183	6,462
Western Digital Corp.†	3,266	162,157
		233,774
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	758	73,981
Consulting Services — 0.1%
FTI Consulting, Inc.†	351	55,184
Verisk Analytics, Inc.	603	129,422
		184,606
Consumer Products-Misc. — 0.3%
Clorox Co.	244	33,923
Kimberly-Clark Corp.	4,563	561,979
Reynolds Consumer Products, Inc.	568	16,665
Spectrum Brands Holdings, Inc.	419	37,174
		649,741
Containers-Metal/Glass — 0.4%
Ardagh Group SA	205	4,167
Ball Corp.	2,337	210,330
Crown Holdings, Inc.	6,070	759,296
Silgan Holdings, Inc.	876	40,497
		1,014,290
Containers-Paper/Plastic — 1.0%
Amcor PLC	15,829	179,343
AptarGroup, Inc.	687	80,722
Ardagh Metal Packaging SA†	1,149	9,341
Berry Global Group, Inc.†	10,653	617,448
Graphic Packaging Holding Co.	30,996	621,160
Packaging Corp. of America	981	153,144
Sealed Air Corp.	709	47,475
Sonoco Products Co.	1,026	64,186
WestRock Co.	13,473	633,635
		2,406,454

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A†	3,656	$32,867
Cruise Lines — 0.2%
Carnival Corp.†	9,030	182,587
Norwegian Cruise Line Holdings, Ltd.†	3,863	84,522
Royal Caribbean Cruises, Ltd.†	2,293	192,108
		459,217
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	111	17,284
Jack Henry & Associates, Inc.	560	110,348
Paychex, Inc.	431	58,818
		186,450
Decision Support Software — 0.1%
MSCI, Inc.	241	121,194
Dental Supplies & Equipment — 1.2%
DENTSPLY SIRONA, Inc.	31,412	1,546,099
Patterson Cos., Inc.	38,651	1,251,133
		2,797,232
Diagnostic Equipment — 0.4%
Adaptive Biotechnologies Corp.†	124	1,721
PerkinElmer, Inc.	5,152	898,818
Repligen Corp.†	33	6,207
Waters Corp.†	44	13,657
		920,403
Diagnostic Kits — 0.5%
Exact Sciences Corp.†	136	9,509
Hologic, Inc.†	13,124	1,008,186
Natera, Inc.†	59	2,400
QIAGEN NV†	2,375	116,375
Quidel Corp.†	385	43,297
		1,179,767
Dialysis Centers — 0.2%
DaVita, Inc.†	198	22,396
Fresenius SE & Co. KGaA	13,676	503,224
		525,620
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	208	46,309
Teleflex, Inc.	403	142,997
		189,306
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	285	6,894
Fastenal Co.	679	40,333
Leslie's, Inc.†	189	3,659
LKQ Corp.	20,131	914,149
SiteOne Landscape Supply, Inc.†	221	35,733
Univar Solutions, Inc.†	8,802	282,896
Watsco, Inc.	342	104,187
WW Grainger, Inc.	82	42,295
		1,430,146
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 1.7%
A.O. Smith Corp.	1,353	$86,443
Carlisle Cos., Inc.	332	81,645
Eaton Corp. PLC	5,552	842,572
ITT, Inc.	5,591	420,499
Parker-Hannifin Corp.	1,123	318,663
Textron, Inc.	28,035	2,085,243
Trane Technologies PLC	1,251	191,028
		4,026,093
E-Commerce/Products — 0.0%
Figs, Inc., Class A†	592	12,740
Wayfair, Inc., Class A†	355	39,327
		52,067
E-Commerce/Services — 0.0%
DoorDash, Inc., Class A†	184	21,563
Opendoor Technologies, Inc.†	3,810	32,957
TripAdvisor, Inc.†	402	10,902
		65,422
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,413	321,363
Littelfuse, Inc.	250	62,353
		383,716
Electric-Distribution — 0.4%
Consolidated Edison, Inc.	3,705	350,789
Sempra Energy	3,882	652,642
		1,003,431
Electric-Generation — 0.0%
Brookfield Renewable Corp., Class A	1,001	43,844
Electric-Integrated — 6.2%
AES Corp.	35,281	907,780
Alliant Energy Corp.	2,618	163,573
Ameren Corp.	8,290	777,270
Avangrid, Inc.	597	27,904
CenterPoint Energy, Inc.	50,245	1,539,507
CMS Energy Corp.	12,663	885,650
DTE Energy Co.	2,019	266,932
Edison International	10,115	709,061
Entergy Corp.	2,097	244,825
Evergy, Inc.	2,393	163,538
Eversource Energy	9,878	871,141
FirstEnergy Corp.	56,997	2,613,882
Hawaiian Electric Industries, Inc.	1,103	46,668
IDACORP, Inc.	526	60,679
OGE Energy Corp.	2,088	85,149
PG&E Corp.†	234,618	2,801,339
Pinnacle West Capital Corp.	8,508	664,475
PPL Corp.	7,869	224,739
Public Service Enterprise Group, Inc.	16,208	1,134,560
WEC Energy Group, Inc.	3,303	329,672
Xcel Energy, Inc.	5,635	406,678
		14,925,022
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	1,584	187,878
Hubbell, Inc.	566	104,014

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. (continued)
Jabil, Inc.	304	$18,766
nVent Electric PLC	1,742	60,587
Sensata Technologies Holding PLC†	12,002	610,301
		981,546
Electronic Components-Semiconductors — 0.8%
GlobalFoundries, Inc.†	260	16,229
IPG Photonics Corp.†	351	38,526
Marvell Technology, Inc.	8,826	632,913
Microchip Technology, Inc.	901	67,701
ON Semiconductor Corp.†	13,025	815,495
Qorvo, Inc.†	1,132	140,481
Skyworks Solutions, Inc.	911	121,418
Wolfspeed, Inc.†	1,206	137,315
		1,970,078
Electronic Connectors — 0.3%
Amphenol Corp., Class A	1,766	133,068
TE Connectivity, Ltd.	3,984	521,824
		654,892
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	326	43,139
Fortive Corp.	3,419	208,320
Keysight Technologies, Inc.†	1,069	168,870
National Instruments Corp.	17,294	701,963
Trimble, Inc.†	2,620	189,007
Vontier Corp.	812	20,617
		1,331,916
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	705	83,634
Avnet, Inc.	1,037	42,092
SYNNEX Corp.	435	44,896
		170,622
Electronic Security Devices — 0.0%
Allegion PLC	224	24,591
Electronics-Military — 0.0%
Mercury Systems, Inc.†	586	37,768
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,109	92,868
Fluence Energy, Inc.†	221	2,897
Shoals Technologies Group, Inc., Class A†	1,092	18,608
Sunrun, Inc.†	2,117	64,293
		178,666
Engineering/R&D Services — 0.1%
AECOM	1,399	107,457
Jacobs Engineering Group, Inc.	1,352	186,319
		293,776
Enterprise Software/Service — 0.5%
Black Knight, Inc.†	8,595	498,424
Ceridian HCM Holding, Inc.†	1,370	93,653
Guidewire Software, Inc.†	878	83,076
Manhattan Associates, Inc.†	309	42,861
Paycor HCM, Inc.†	137	3,988
Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Pegasystems, Inc.	24	$1,936
SS&C Technologies Holdings, Inc.	2,345	175,922
Tyler Technologies, Inc.†	56	24,914
Verint Systems, Inc.†	5,382	278,250
		1,203,024
Entertainment Software — 0.3%
Electronic Arts, Inc.	3,201	404,958
Take-Two Interactive Software, Inc.†	958	147,283
Zynga, Inc., Class A†	5,633	52,049
		604,290
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	1,133	58,837
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	3,534	153,658
Credit Acceptance Corp.†	76	41,828
		195,486
Finance-Consumer Loans — 0.4%
OneMain Holdings, Inc.	1,144	54,237
SLM Corp.	38,999	716,022
Synchrony Financial	4,425	154,034
		924,293
Finance-Credit Card — 0.3%
Bread Financial Holdings, Inc.	520	29,198
Discover Financial Services	6,589	726,042
Western Union Co.	3,090	57,907
		813,147
Finance-Investment Banker/Broker — 0.3%
Evercore, Inc., Class A	398	44,305
Interactive Brokers Group, Inc., Class A	840	55,365
Jefferies Financial Group, Inc.	2,241	73,617
Lazard, Ltd., Class A	11,160	385,020
Tradeweb Markets, Inc., Class A	1,098	96,481
Virtu Financial, Inc., Class A	917	34,131
		688,919
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,120	50,008
Finance-Mortgage Loan/Banker — 0.0%
UWM Holdings Corp.	492	2,229
Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	4,942	565,464
Nasdaq, Inc.	1,217	216,869
SEI Investments Co.	1,118	67,315
		849,648
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	705	44,880
MGIC Investment Corp.	3,337	45,217
		90,097
Food-Baking — 0.8%
Flowers Foods, Inc.	71,350	1,834,408

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Catering — 0.4%
Aramark	17,080	$642,208
Compass Group PLC	18,227	392,811
		1,035,019
Food-Confectionery — 0.3%
Hershey Co.	217	47,009
J.M. Smucker Co.	4,459	603,793
		650,802
Food-Flour & Grain — 0.0%
Seaboard Corp.	3	12,616
Food-Meat Products — 0.2%
Hormel Foods Corp.	2,959	152,507
Tyson Foods, Inc., Class A	3,006	269,428
		421,935
Food-Misc./Diversified — 1.2%
Beyond Meat, Inc.†	74	3,575
Campbell Soup Co.	23,335	1,040,041
Conagra Brands, Inc.	4,902	164,560
Hain Celestial Group, Inc.†	922	31,717
Ingredion, Inc.	6,261	545,646
Kellogg Co.	9,268	597,693
Kraft Heinz Co.	2,071	81,577
Lamb Weston Holdings, Inc.	1,075	64,403
McCormick & Co., Inc.	2,611	260,578
Post Holdings, Inc.†	600	41,556
		2,831,346
Food-Retail — 0.5%
Albertsons Cos., Inc., Class A	19,880	661,010
Grocery Outlet Holding Corp.†	914	29,961
Kroger Co.	7,651	438,938
		1,129,909
Food-Wholesale/Distribution — 0.7%
Performance Food Group Co.†	6,481	329,948
Sysco Corp.	14,074	1,149,142
US Foods Holding Corp.†	2,311	86,963
		1,566,053
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	13,884	565,912
Funeral Services & Related Items — 0.0%
Service Corp. International	1,679	110,512
Gambling (Non-Hotel) — 0.1%
International Game Technology PLC	11,347	280,044
Garden Products — 0.2%
Scotts Miracle-Gro Co.	3,500	430,360
Gas-Distribution — 0.7%
Atmos Energy Corp.	4,478	535,076
National Fuel Gas Co.	13,905	955,274
NiSource, Inc.	4,098	130,316
UGI Corp.	2,176	78,815
		1,699,481
Security Description	Shares	Value (Note 2)
Gold Mining — 1.4%
AngloGold Ashanti, Ltd. ADR	33,855	$802,025
Centerra Gold, Inc.	8,745	85,970
Franco-Nevada Corp.	11,825	1,881,747
Gold Fields, Ltd. ADR	35,380	546,975
Royal Gold, Inc.	685	96,777
		3,413,494
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	530	59,169
Stericycle, Inc.†	957	56,387
		115,556
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	39	4,535
Home Decoration Products — 0.2%
Newell Brands, Inc.	27,365	585,885
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,391	48,407
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	946	143,546
Hyatt Hotels Corp., Class A†	4,208	401,654
Travel & Leisure Co.	297	17,208
Wyndham Hotels & Resorts, Inc.	354	29,980
		592,388
Human Resources — 0.0%
ManpowerGroup, Inc.	568	53,347
Robert Half International, Inc.	140	15,985
		69,332
Independent Power Producers — 0.2%
NRG Energy, Inc.	1,390	53,320
Vistra Corp.	13,279	308,737
		362,057
Industrial Automated/Robotic — 0.1%
Enovis Corp.†	1,455	57,895
Rockwell Automation, Inc.	477	133,574
		191,469
Instruments-Controls — 0.0%
Woodward, Inc.	645	80,567
Insurance Brokers — 1.7%
Arthur J. Gallagher & Co.	7,251	1,266,025
Brown & Brown, Inc.	19,774	1,429,067
Marsh & McLennan Cos., Inc.	2,632	448,545
Willis Towers Watson PLC	4,240	1,001,573
		4,145,210
Insurance-Life/Health — 1.5%
Aflac, Inc.	6,744	434,246
Brighthouse Financial, Inc.†	10,333	533,803
Equitable Holdings, Inc.	25,811	797,818
Globe Life, Inc.	1,048	105,429
GoHealth, Inc., Class A†	72	85
Jackson Financial, Inc., Class A	9,200	406,916
Lincoln National Corp.	1,596	104,315
Primerica, Inc.	410	56,096
Principal Financial Group, Inc.	2,700	198,207

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Prudential Financial, Inc.	3,960	$467,953
Unum Group	2,132	67,179
Voya Financial, Inc.	6,529	433,199
		3,605,246
Insurance-Multi-line — 2.5%
American Financial Group, Inc.	709	103,245
Cincinnati Financial Corp.	3,973	540,169
CNA Financial Corp.	20,217	982,950
Hartford Financial Services Group, Inc.	22,408	1,609,118
Kemper Corp.	14,027	793,087
Loews Corp.	31,661	2,052,266
		6,080,835
Insurance-Property/Casualty — 0.9%
Alleghany Corp.†	124	105,028
Arch Capital Group, Ltd.†	2,960	143,323
Assurant, Inc.	4,762	865,875
Erie Indemnity Co., Class A	81	14,267
Fidelity National Financial, Inc.	2,854	139,389
First American Financial Corp.	1,114	72,210
Hanover Insurance Group, Inc.	3,037	454,092
Lemonade, Inc.†	358	9,441
Markel Corp.†	118	174,078
Mercury General Corp.	278	15,290
Old Republic International Corp.	2,928	75,747
White Mountains Insurance Group, Ltd.	31	35,223
WR Berkley Corp.	2,166	144,234
		2,248,197
Insurance-Reinsurance — 1.0%
Axis Capital Holdings, Ltd.	810	48,981
Everest Re Group, Ltd.	2,645	797,150
Reinsurance Group of America, Inc.	4,334	474,399
RenaissanceRe Holdings, Ltd.	6,115	969,289
		2,289,819
Internet Content-Entertainment — 0.1%
Twitter, Inc.†	7,306	282,669
Internet Content-Information/News — 0.0%
IAC/InterActiveCorp†	800	80,224
Vimeo, Inc.†	120	1,426
		81,650
Internet Financial Services — 0.1%
Open Lending Corp., Class A†	13,400	253,394
Internet Infrastructure Software — 0.1%
F5, Inc.†	630	131,638
Internet Security — 0.1%
Mandiant, Inc.†	1,733	38,663
NortonLifeLock, Inc.	4,227	112,100
		150,763
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	7,548	782,764
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.	424	$59,763
Ameriprise Financial, Inc.	516	154,986
Apollo Global Management, Inc.	14,671	909,455
Franklin Resources, Inc.	3,025	84,458
Invesco, Ltd.	19,460	448,748
Janus Henderson Group PLC	1,769	61,950
Raymond James Financial, Inc.	9,322	1,024,581
Stifel Financial Corp.	1,067	72,449
T. Rowe Price Group, Inc.	1,594	240,997
TPG, Inc.†	10,115	304,866
		3,362,253
Lasers-System/Components — 0.0%
Coherent, Inc.†	26	7,107
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	362	68,527
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	694	69,851
Machinery-Electrical — 0.3%
BWX Technologies, Inc.	238	12,819
Regal Rexnord Corp.	5,129	763,092
		775,911
Machinery-Farming — 0.1%
AGCO Corp.	2,262	330,320
Toro Co.	59	5,044
		335,364
Machinery-General Industrial — 0.6%
Gates Industrial Corp. PLC†	995	14,985
IDEX Corp.	795	152,425
Middleby Corp.†	403	66,068
Nordson Corp.	503	114,221
Otis Worldwide Corp.	4,452	342,581
Westinghouse Air Brake Technologies Corp.	7,652	735,893
		1,426,173
Machinery-Pumps — 0.5%
Dover Corp.	1,502	235,664
Flowserve Corp.	1,360	48,824
Graco, Inc.	666	46,433
Ingersoll Rand, Inc.	15,000	755,250
Xylem, Inc.	639	54,481
		1,140,652
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	15,857	127,966
Medical Information Systems — 0.2%
Cerner Corp.	3,059	286,200
Change Healthcare, Inc.†	2,617	57,051
Definitive Healthcare Corp.†	126	3,106
Signify Health, Inc., Class A†	670	12,160
		358,517
Medical Instruments — 0.0%
Integra LifeSciences Holdings Corp.†	756	48,581

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 1.2%
Catalent, Inc.†	1,362	$151,046
Charles River Laboratories International, Inc.†	33	9,371
ICON PLC†	2,208	537,030
IQVIA Holdings, Inc.†	1,010	233,522
Laboratory Corp. of America Holdings†	3,123	823,410
Quest Diagnostics, Inc.	4,964	679,373
Syneos Health, Inc.†	4,689	379,574
		2,813,326
Medical Products — 1.8%
Baxter International, Inc.	8,945	693,595
Cooper Cos., Inc.	506	211,300
Envista Holdings Corp.†	1,683	81,979
Globus Medical, Inc., Class A†	778	57,401
Henry Schein, Inc.†	1,452	126,600
Koninklijke Philips NV	33,151	1,014,188
Masimo Corp.†	144	20,958
STERIS PLC	771	186,405
Zimmer Biomet Holdings, Inc.	14,304	1,829,482
Zimvie, Inc.†	1,979	45,200
		4,267,108
Medical-Biomedical/Gene — 0.5%
ACADIA Pharmaceuticals, Inc.†	3,195	77,383
Bio-Rad Laboratories, Inc., Class A†	222	125,037
BioMarin Pharmaceutical, Inc.†	5,195	400,534
Certara, Inc.†	514	11,041
Exelixis, Inc.†	466	10,564
Horizon Therapeutics PLC†	1,857	195,375
Incyte Corp.†	2,327	184,810
Ionis Pharmaceuticals, Inc.†	116	4,297
Iovance Biotherapeutics, Inc.†	1,085	18,065
Mirati Therapeutics, Inc.†	73	6,002
Nektar Therapeutics†	1,879	10,128
Royalty Pharma PLC, Class A	1,388	54,076
Sage Therapeutics, Inc.†	537	17,775
Seagen, Inc.†	151	21,752
Ultragenyx Pharmaceutical, Inc.†	174	12,636
United Therapeutics Corp.†	462	82,887
		1,232,362
Medical-Drugs — 0.6%
Alkermes PLC†	19,257	506,652
Galapagos NV†	4,689	290,953
Jazz Pharmaceuticals PLC†	627	97,605
Organon & Co.	14,159	494,574
		1,389,784
Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	1,397	53,687
Viatris, Inc.	12,646	137,588
		191,275
Medical-HMO — 0.3%
Centene Corp.†	7,702	648,431
Molina Healthcare, Inc.†	512	170,798
		819,229
Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	925	$60,615
Select Medical Holdings Corp.	54,667	1,311,461
Universal Health Services, Inc., Class B	5,044	731,128
		2,103,204
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	39	6,719
Chemed Corp.	116	58,760
Oak Street Health, Inc.†	98	2,634
Teladoc Health, Inc.†	1,581	114,038
		182,151
Medical-Wholesale Drug Distribution — 1.5%
AmerisourceBergen Corp.	6,075	939,863
Cardinal Health, Inc.	38,232	2,167,754
Covetrus, Inc.†	5,098	85,596
McKesson Corp.	1,344	411,439
Premier, Inc., Class A	1,239	44,096
		3,648,748
Metal Processors & Fabrication — 0.0%
Crane Co.	516	55,873
Timken Co.	672	40,790
		96,663
Metal-Aluminum — 0.1%
Alcoa Corp.	1,926	173,398
Metal-Copper — 0.5%
Freeport-McMoRan, Inc.	23,782	1,182,917
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,602	63,119
Multimedia — 0.5%
FactSet Research Systems, Inc.	55	23,878
Paramount Global, Class A	86	3,475
Paramount Global, Class B	33,993	1,285,276
		1,312,629
Networking Products — 0.0%
Arista Networks, Inc.†	267	37,108
Non-Ferrous Metals — 0.8%
Cameco Corp.	60,066	1,747,920
NAC Kazatomprom JSC GDR	4,674	139,753
		1,887,673
Non-Hazardous Waste Disposal — 0.5%
GFL Environmental, Inc.	8,086	263,118
Republic Services, Inc.	6,776	897,820
		1,160,938
Office Automation & Equipment — 0.3%
Xerox Holdings Corp.	1,326	26,746
Zebra Technologies Corp., Class A†	1,609	665,643
		692,389
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	406	70,632

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 3.4%
APA Corp.	21,093	$871,774
Canadian Natural Resources, Ltd.	15,838	981,639
Continental Resources, Inc.	610	37,411
Coterra Energy, Inc.	22,642	610,655
Devon Energy Corp.	22,087	1,306,004
Diamondback Energy, Inc.	6,244	855,928
EQT Corp.	22,700	781,107
Hess Corp.	9,111	975,241
Marathon Oil Corp.	8,103	203,466
Occidental Petroleum Corp.	7,721	438,090
Pioneer Natural Resources Co.	4,897	1,224,397
		8,285,712
Oil Companies-Integrated — 0.8%
Imperial Oil, Ltd.	37,450	1,809,584
Oil Field Machinery & Equipment — 0.4%
NOV, Inc.	44,143	865,644
Oil Refining & Marketing — 0.8%
HF Sinclair Corp.†	1,565	62,365
Marathon Petroleum Corp.	6,436	550,278
Phillips 66	4,890	422,447
Valero Energy Corp.	8,986	912,439
		1,947,529
Oil-Field Services — 1.4%
Baker Hughes Co.	7,713	280,830
Expro Group Holdings NV†	38,562	685,633
Halliburton Co.	20,636	781,485
TechnipFMC PLC†	148,088	1,147,682
Tidewater, Inc.†	25,432	552,892
		3,448,522
Paper & Related Products — 0.1%
International Paper Co.	4,048	186,815
Sylvamo Corp.†	372	12,380
		199,195
Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	1,601	128,688
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	436	31,004
Physicians Practice Management — 0.0%
agilon health, Inc.†	108	2,738
Pipelines — 1.1%
Antero Midstream Corp.	3,497	38,012
DT Midstream, Inc.	1,010	54,803
Equitrans Midstream Corp.	72,965	615,825
ONEOK, Inc.	4,643	327,935
Plains GP Holdings LP, Class A	33,033	381,531
Targa Resources Corp.	9,867	744,663
Williams Cos., Inc.	12,723	425,075
		2,587,844
Poultry — 0.0%
Pilgrim's Pride Corp.†	294	7,379
Power Converter/Supply Equipment — 0.0%
ChargePoint Holdings, Inc.†	2,385	47,414
Security Description	Shares	Value (Note 2)
Precious Metals — 0.3%
Cia de Minas Buenaventura SAA ADR†	61,399	$618,288
Private Equity — 0.2%
Ares Management Corp., Class A	180	14,622
Carlyle Group, Inc.	1,698	83,049
KKR & Co., Inc., Class A	5,822	340,412
		438,083
Professional Sports — 0.2%
Madison Square Garden Entertainment Corp.†	2,600	216,606
Madison Square Garden Sports Corp.†	1,262	226,352
		442,958
Protection/Safety — 0.0%
ADT, Inc.	1,653	12,546
Publishing-Books — 0.2%
Scholastic Corp.	12,907	519,894
Publishing-Newspapers — 0.9%
New York Times Co., Class A	1,726	79,120
News Corp., Class A	88,066	1,950,662
News Corp., Class B	1,267	28,533
		2,058,315
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,614	68,466
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	972	44,430
Liberty Media Corp. - Liberty SiriusXM, Series C†	1,672	76,461
		120,891
Real Estate Investment Trusts — 8.4%
AGNC Investment Corp.	5,484	71,840
Alexandria Real Estate Equities, Inc.	1,742	350,577
American Campus Communities, Inc.	1,432	80,149
American Homes 4 Rent, Class A	3,080	123,292
Americold Realty Trust	2,790	77,785
Annaly Capital Management, Inc.	14,777	104,030
Apartment Income REIT Corp.	2,740	146,480
Apartment Investment & Management Co., Class A†	51,997	380,618
AvalonBay Communities, Inc.	1,459	362,372
Boston Properties, Inc.	3,819	491,887
Brixmor Property Group, Inc.	25,471	657,407
Camden Property Trust	1,034	171,851
Cousins Properties, Inc.	1,550	62,450
CubeSmart	2,280	118,628
Douglas Emmett, Inc.	1,740	58,151
Duke Realty Corp.	3,978	230,963
EPR Properties	774	42,346
Equity Commonwealth†	37,833	1,067,269
Equity LifeStyle Properties, Inc.	874	66,844
Equity Residential	11,152	1,002,788
Essex Property Trust, Inc.	678	234,235
Extra Space Storage, Inc.	1,250	257,000
Federal Realty Investment Trust	816	99,609

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc.	1,346	$83,331
Gaming and Leisure Properties, Inc.	2,438	114,415
Healthcare Trust of America, Inc., Class A	2,276	71,330
Healthpeak Properties, Inc.	5,641	193,656
Highwoods Properties, Inc.	1,075	49,171
Host Hotels & Resorts, Inc.	32,724	635,827
Hudson Pacific Properties, Inc.	1,550	43,013
Invitation Homes, Inc.	6,245	250,924
Iron Mountain, Inc.	887	49,149
JBG SMITH Properties	1,278	37,343
Kilroy Realty Corp.	1,214	92,774
Kimco Realty Corp.	6,078	150,127
Lamar Advertising Co., Class A	114	13,245
Life Storage, Inc.	7,508	1,054,348
Medical Properties Trust, Inc.	6,182	130,687
Mid-America Apartment Communities, Inc.	5,409	1,132,915
National Retail Properties, Inc.	1,827	82,105
New Residential Investment Corp.	4,526	49,695
Omega Healthcare Investors, Inc.	4,996	155,675
Orion Office REIT, Inc.	591	8,274
Park Hotels & Resorts, Inc.	2,456	47,966
Rayonier, Inc.	33,304	1,369,460
Realty Income Corp.	5,919	410,187
Regency Centers Corp.	13,661	974,576
Rexford Industrial Realty, Inc.	1,681	125,386
SBA Communications Corp.	944	324,830
Simon Property Group, Inc.	447	58,807
SL Green Realty Corp.	708	57,475
Spirit Realty Capital, Inc.	7,630	351,133
STAG Industrial, Inc.	6,268	259,182
Starwood Property Trust, Inc.	3,029	73,211
STORE Capital Corp.	2,555	74,683
Sun Communities, Inc.	4,964	870,140
UDR, Inc.	3,312	190,009
Ventas, Inc.	4,170	257,539
VICI Properties, Inc.	30,217	859,976
Vornado Realty Trust	9,135	413,998
Welltower, Inc.	4,557	438,110
Weyerhaeuser Co.	46,006	1,743,627
WP Carey, Inc.	8,387	678,005
		20,234,875
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,309	302,840
Jones Lang LaSalle, Inc.†	528	126,435
		429,275
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	434	44,967
St. Joe Co.	3,610	213,856
		258,823
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	272	22,979
Security Description	Shares	Value (Note 2)
Recreational Vehicles — 0.3%
Brunswick Corp.	6,151	$497,554
Polaris, Inc.	3,005	316,487
		814,041
Rental Auto/Equipment — 0.2%
AMERCO	94	56,112
Element Fleet Management Corp.	31,021	300,247
United Rentals, Inc.†	494	175,474
		531,833
Resorts/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	436	68,757
Six Flags Entertainment Corp.†	498	21,663
		90,420
Respiratory Products — 0.0%
ResMed, Inc.	151	36,619
Retail-Apparel/Shoe — 0.0%
Burlington Stores, Inc.†	40	7,287
Foot Locker, Inc.	912	27,050
Gap, Inc.	2,106	29,652
Victoria's Secret & Co.†	331	17,000
		80,989
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	652	134,938
AutoZone, Inc.†	170	347,578
Genuine Parts Co.	1,457	183,611
O'Reilly Automotive, Inc.†	485	332,206
		998,333
Retail-Automobile — 0.1%
AutoNation, Inc.†	432	43,018
CarMax, Inc.†	1,560	150,509
Lithia Motors, Inc.	280	84,034
Penske Automotive Group, Inc.	322	30,178
Vroom, Inc.†	903	2,402
		310,141
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	469	39,964
Qurate Retail, Inc., Series A	3,786	18,021
		57,985
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,935	175,891
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	386	76,494
Retail-Discount — 0.5%
Dollar Tree, Inc.†	7,680	1,229,952
Ollie's Bargain Outlet Holdings, Inc.†	657	28,225
		1,258,177
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	182	26,390
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	181	4,907

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,051	$50,238
Retail-Perfume & Cosmetics — 0.0%
Olaplex Holdings, Inc.†	681	10,644
Retail-Pet Food & Supplies — 0.0%
Petco Health & Wellness Co., Inc.†	542	10,607
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	1,445	87,365
Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	426	56,637
Domino's Pizza, Inc.	121	49,248
Wendy's Co.	26,699	586,577
Yum China Holdings, Inc.	4,133	171,685
Yum! Brands, Inc.	2,771	328,446
		1,192,593
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	631	63,113
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	15,742	171,273
New York Community Bancorp, Inc.	4,722	50,620
People's United Financial, Inc.	4,448	88,915
TFS Financial Corp.	515	8,549
		319,357
Schools — 0.4%
Bright Horizons Family Solutions, Inc.†	127	16,852
Chegg, Inc.†	337	12,226
Grand Canyon Education, Inc.†	4,933	479,044
Strategic Education, Inc.	7,063	468,842
		976,964
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	595	50,450
NXP Semiconductors NV	3,658	677,023
		727,473
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	1,853	244,225
Azenta, Inc.	135	11,189
MKS Instruments, Inc.	90	13,500
		268,914
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	412	82,169
Silver Mining — 0.3%
Fresnillo PLC	77,850	753,209
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	2,399	238,412
Henkel AG & Co. KGaA (Preference Shares)	4,372	292,802
		531,214
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	218	52,015
Security Description	Shares	Value (Note 2)
Steel-Producers — 0.4%
Cleveland-Cliffs, Inc.†	4,670	$150,421
Nucor Corp.	2,850	423,653
Reliance Steel & Aluminum Co.	652	119,544
Steel Dynamics, Inc.	1,603	133,738
United States Steel Corp.	2,706	102,124
		929,480
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	1,613	97,796
Corning, Inc.	19,646	725,134
		822,930
Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	3,342	124,189
Telephone-Integrated — 0.1%
Lumen Technologies, Inc.	10,670	120,251
Telephone & Data Systems, Inc.	3,022	57,055
		177,306
Television — 0.0%
Nexstar Media Group, Inc., Class A	384	72,376
World Wrestling Entertainment, Inc., Class A	61	3,809
		76,185
Theaters — 0.0%
Live Nation Entertainment, Inc.†	890	104,700
Tools-Hand Held — 0.4%
MSA Safety, Inc.	273	36,227
Snap-on, Inc.	552	113,425
Stanley Black & Decker, Inc.	6,528	912,549
		1,062,201
Toys — 0.2%
Hasbro, Inc.	1,338	109,609
Mattel, Inc.†	18,294	406,310
		515,919
Transport-Marine — 0.0%
Kirby Corp.†	623	44,974
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	5,089	548,136
Expeditors International of Washington, Inc.	477	49,208
Ryder System, Inc.	546	43,314
		640,658
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	2,477	497,357
Knight-Swift Transportation Holdings, Inc.	9,295	469,026
Landstar System, Inc.	45	6,787
Old Dominion Freight Line, Inc.	85	25,388
Schneider National, Inc., Class B	542	13,821
XPO Logistics, Inc.†	5,213	379,506
		1,391,885
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	150	1,482

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	4,657	$121,501
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	887	26,929
Water — 0.2%
American Water Works Co., Inc.	1,900	314,507
Essential Utilities, Inc.	2,412	123,326
		437,833
Water Treatment Systems — 0.0%
Pentair PLC	1,730	93,783
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	1,577	131,995
VeriSign, Inc.†	1,018	226,464
		358,459
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	4,750	1,150,450
Ubiquiti, Inc.	7	2,038
ViaSat, Inc.†	738	36,015
		1,188,503
Total Common Stocks (cost $172,693,025)		233,751,909
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Mid-Cap Value ETF (cost $1,823,773)	15,590	1,865,188
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 11.00% due 12/01/2024* (cost $19,435)	$24,000	24,840
Total Long-Term Investment Securities (cost $174,536,233)		235,641,937
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(1)	2,003,027	2,003,027
T. Rowe Price Government Reserve Fund 0.29%(1)	2,354,259	2,354,259
		4,357,286
Security Description	Principal Amount	Value (Note 2)
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 08/11/2022(2)	$100,000	$99,695
Total Short-Term Investment Securities (cost $4,457,259)		4,456,981
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2022, to be repurchased 04/01/2022 in the amount of $1,666,000 and collateralized by $1,705,500 of United States Treasury Notes, bearing interest at 2.38% due 03/31/2029 and having an approximate value of $1,699,370 (cost $1,666,000)	1,666,000	1,666,000
TOTAL INVESTMENTS (cost $180,659,492)(3)	100.2%	241,764,918
Liabilities in excess of other assets	(0.2)	(372,009)
NET ASSETS	100.0%	$241,392,909

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $24,840 representing 0.0% of net assets.

(1)  The rate shown is the 7-day yield as of March 31, 2022.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

GDR — Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 400 E-Mini Index	June 2022	$257,794	$268,920	$11,126

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Containers-Metal/Glass	$1,010,123	$4,167		$—	$1,014,290
Other Industries	227,365,957	5,371,662	**	—	232,737,619
Exchange-Traded Funds	1,865,188	—		—	1,865,188
Foreign Corporate Bonds & Notes	—	24,840		—	24,840
Short-Term Investment Securities:
Registered Investment Companies	4,357,286	—		—	4,357,286
U.S. Government Treasuries	—	99,695		—	99,695
Repurchase Agreements	—	1,666,000		—	1,666,000
Total Investments at Value	$234,598,554	$7,166,364		$—	$241,764,918
Other Financial Instruments:†
Futures Contracts	$11,126	$—		$—	$11,126

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Banks-Commercial	8.5%
Real Estate Investment Trusts	6.5
Medical-Biomedical/Gene	2.7
Oil Companies-Exploration & Production	2.7
Chemicals-Specialty	2.5
Medical Products	2.5
Medical-Drugs	2.1
Electronic Components-Semiconductors	1.8
Savings & Loans/Thrifts	1.6
Computer Services	1.5
Enterprise Software/Service	1.3
Human Resources	1.3
Electronic Components-Misc.	1.3
Distribution/Wholesale	1.3
Registered Investment Companies	1.3
Commercial Services	1.2
Gas-Distribution	1.2
Semiconductor Equipment	1.2
Telecommunication Equipment	1.1
Real Estate Operations & Development	1.0
Medical Labs & Testing Services	1.0
Oil-Field Services	1.0
Building & Construction-Misc.	1.0
Insurance-Property/Casualty	1.0
Retail-Automobile	1.0
Aerospace/Defense-Equipment	0.9
Pastoral & Agricultural	0.9
Metal Processors & Fabrication	0.9
Disposable Medical Products	0.9
Computer Software	0.9
Building-Maintenance & Services	0.9
E-Services/Consulting	0.9
Machinery-General Industrial	0.9
Insurance-Reinsurance	0.8
Water	0.8
Building-Residential/Commercial	0.8
Auto/Truck Parts & Equipment-Original	0.8
Diversified Manufacturing Operations	0.8
Building-Heavy Construction	0.8
Building-Mobile Home/Manufactured Housing	0.8
Finance-Investment Banker/Broker	0.7
Building & Construction Products-Misc.	0.7
Retail-Restaurants	0.7
Electronic Measurement Instruments	0.6
Data Processing/Management	0.6
Medical Instruments	0.6
Retail-Apparel/Shoe	0.6
Electric-Integrated	0.6
Rental Auto/Equipment	0.6
Footwear & Related Apparel	0.5
Beverages-Non-alcoholic	0.5
Commercial Services-Finance	0.5
Computers-Other	0.5
Office Furnishings-Original	0.5
Pharmacy Services	0.5
Wireless Equipment	0.5
Food-Wholesale/Distribution	0.5
Apparel Manufacturers	0.5
Chemicals-Diversified	0.4
Food-Misc./Diversified	0.4
Investment Management/Advisor Services	0.4%
Linen Supply & Related Items	0.4
Insurance-Multi-line	0.4
Computer Data Security	0.4
Machinery-Pumps	0.4
Investment Companies	0.4
Building Products-Wood	0.4
Oil Refining & Marketing	0.4
Medical Information Systems	0.4
Applications Software	0.4
Transport-Services	0.4
Financial Guarantee Insurance	0.4
Filtration/Separation Products	0.4
Telecom Services	0.4
Energy-Alternate Sources	0.4
Vitamins & Nutrition Products	0.4
Audio/Video Products	0.4
Gambling (Non-Hotel)	0.4
Steel Pipe & Tube	0.4
Metal-Aluminum	0.4
Oil & Gas Drilling	0.4
Environmental Consulting & Engineering	0.4
Exchange-Traded Funds	0.3
Miscellaneous Manufacturing	0.3
Insurance Brokers	0.3
Building Products-Cement	0.3
Networking Products	0.3
Food-Catering	0.3
Paper & Related Products	0.3
Computers-Integrated Systems	0.3
Airlines	0.3
Medical-Wholesale Drug Distribution	0.3
Professional Sports	0.3
Schools	0.3
Telecom Equipment-Fiber Optics	0.3
Coal	0.3
Steel-Producers	0.3
Advertising Services	0.3
Finance-Consumer Loans	0.3
Consumer Products-Misc.	0.3
Retail-Petroleum Products	0.3
Transport-Truck	0.3
Insurance-Life/Health	0.3
Retail-Sporting Goods	0.3
Real Estate Management/Services	0.3
Finance-Mortgage Loan/Banker	0.2
Diagnostic Kits	0.2
Television	0.2
Machinery-Electrical	0.2
Medical-Hospitals	0.2
Consulting Services	0.2
Engineering/R&D Services	0.2
Resorts/Theme Parks	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Jewelry	0.2
Retail-Regional Department Stores	0.2
Theaters	0.2
Internet Content-Information/News	0.2
Retail-Office Supplies	0.2
Medical-Nursing Homes	0.2

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Industry Allocation* (continued)
Cosmetics & Toiletries	0.2%
Banks-Super Regional	0.2
Agricultural Operations	0.2
E-Commerce/Services	0.2
Building Products-Air & Heating	0.2
Building Products-Doors & Windows	0.2
X-Ray Equipment	0.2
Therapeutics	0.2
Auto-Truck Trailers	0.1
Diversified Minerals	0.1
Steel-Specialty	0.1
Home Furnishings	0.1
Containers-Metal/Glass	0.1
Publishing-Books	0.1
Banks-Mortgage	0.1
Casino Hotels	0.1
Motion Pictures & Services	0.1
Medical Imaging Systems	0.1
Retail-Misc./Diversified	0.1
Medical-Outpatient/Home Medical	0.1
Satellite Telecom	0.1
Medical-Generic Drugs	0.1
Retail-Building Products	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Advanced Materials	0.1
Recycling	0.1
Retail-Bedding	0.1
Travel Services	0.1
Machinery-Farming	0.1
Protection/Safety	0.1
Telephone-Integrated	0.1
Food-Baking	0.1
Wire & Cable Products	0.1
Tobacco	0.1
Circuit Boards	0.1
Optical Supplies	0.1
Internet Connectivity Services	0.1
Machinery-Construction & Mining	0.1
Retail-Discount	0.1
Oil Field Machinery & Equipment	0.1
Multilevel Direct Selling	0.1
Food-Retail	0.1
Aerospace/Defense	0.1
E-Marketing/Info	0.1
Communications Software	0.1
Repurchase Agreements	0.1
Web Hosting/Design	0.1
Transport-Air Freight	0.1
Identification Systems	0.1
Quarrying	0.1
Electric-Distribution	0.1
Hazardous Waste Disposal	0.1
Athletic Equipment	0.1
Appliances	0.1
Medical-HMO	0.1
Food-Canned	0.1
Transport-Equipment & Leasing	0.1
Transport-Marine	0.1
Finance-Commercial	0.1
Health Care Cost Containment	0.1
Printing-Commercial	0.1%
Retail-Home Furnishings	0.1
Containers-Paper/Plastic	0.1
B2B/E-Commerce	0.1
Auto Repair Centers	0.1
Veterinary Diagnostics	0.1
99.5%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Advanced Materials — 0.1%
Haynes International, Inc.	951	$40,513
Materion Corp.	2,511	215,293
		255,806
Advertising Services — 0.3%
National CineMedia, Inc.	10,800	27,432
Stagwell, Inc.†	82,857	599,885
		627,317
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	1,763	165,969
National Presto Industries, Inc.	387	29,779
		195,748
Aerospace/Defense-Equipment — 0.9%
AAR Corp.†	5,047	244,426
Aerojet Rocketdyne Holdings, Inc.†	5,719	225,043
Astronics Corp.†	8,200	106,026
Barnes Group, Inc.	4,658	187,205
Hexcel Corp.	15,377	914,470
Kaman Corp.	2,127	92,482
Moog, Inc., Class A	2,919	256,288
Park Aerospace Corp.	1,485	19,380
Triumph Group, Inc.†	4,936	124,782
		2,170,102
Agricultural Operations — 0.2%
Andersons, Inc.	5,724	287,688
Fresh Del Monte Produce, Inc.	2,542	65,863
		353,551
Airlines — 0.3%
Allegiant Travel Co.†	1,911	310,327
Hawaiian Holdings, Inc.†	3,912	77,067
SkyWest, Inc.†	11,248	324,505
		711,899
Apparel Manufacturers — 0.5%
Deckers Outdoor Corp.†	850	232,704
Fossil Group, Inc.†	3,625	34,945
Kontoor Brands, Inc.	3,634	150,266
Oxford Industries, Inc.	7,326	663,003
		1,080,918
Appliances — 0.1%
iRobot Corp.†	2,059	130,541
Traeger, Inc.†	1,744	12,975
		143,516
Applications Software — 0.4%
Agilysys, Inc.†	1,491	59,461
Alkami Technology, Inc.†	865	12,378
Cerence, Inc.†	2,992	108,011
Digi International, Inc.†	2,673	57,523
DigitalOcean Holdings, Inc.†	3,924	227,004
Ebix, Inc.	1,820	60,333
JFrog, Ltd.†	700	18,865
Loyalty Ventures, Inc.†	1,521	25,142
ON24, Inc.†	6,708	88,210
PDF Solutions, Inc.†	2,282	63,599
Sprout Social, Inc., Class A†	2,300	184,276
		904,802
Security Description	Shares	Value (Note 2)
Athletic Equipment — 0.1%
Vista Outdoor, Inc.†	4,298	$153,396
Audio/Video Products — 0.4%
Snap One Holdings Corp.†	25,980	383,205
Sonos, Inc.†	15,548	438,765
Universal Electronics, Inc.†	1,001	31,271
		853,241
Auto Repair Centers — 0.1%
Monro, Inc.	2,563	113,643
Auto-Truck Trailers — 0.1%
Wabash National Corp.	22,040	327,074
Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	8,713	67,613
Dorman Products, Inc.†	2,174	206,595
Gentherm, Inc.†	12,265	895,836
Lear Corp.	600	85,554
Meritor, Inc.†	9,306	331,014
Methode Electronics, Inc.	2,847	123,133
Titan International, Inc.†	3,907	57,550
		1,767,295
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,100	107,229
Motorcar Parts of America, Inc.†	1,467	26,157
Standard Motor Products, Inc.	1,462	63,071
XPEL, Inc.†	1,266	66,604
		263,061
B2B/E-Commerce — 0.1%
ePlus, Inc.†	2,054	115,147
Banks-Commercial — 8.5%
1st Source Corp.	1,140	52,725
Allegiance Bancshares, Inc.	1,445	64,563
Ameris Bancorp	5,053	221,726
Atlantic Union Bankshares Corp.	963	35,332
BancFirst Corp.	1,444	120,155
Bancorp, Inc.†	4,382	124,142
BankUnited, Inc.	6,542	287,586
Banner Corp.	6,416	375,528
Business First Bancshares, Inc.	2,300	55,959
Byline Bancorp, Inc.	4,900	130,732
Cadence Bank	13,420	392,669
Cambridge Bancorp	5,303	450,755
Cathay General Bancorp	4,100	183,475
Central Pacific Financial Corp.	8,017	223,674
City Holding Co.	1,155	90,899
Columbia Banking System, Inc.	12,138	391,693
Community Bank System, Inc.	4,116	288,737
ConnectOne Bancorp, Inc.	3,300	105,633
Customers Bancorp, Inc.†	2,313	120,600
CVB Financial Corp.	18,949	439,806
Dime Community Bancshares, Inc.	2,498	86,356
Eagle Bancorp, Inc.	2,440	139,104
Eastern Bankshares, Inc.	27,050	582,657
Enterprise Financial Services Corp.	1,800	85,158
Equity Bancshares, Inc., Class A	1,400	45,234
FB Financial Corp.	2,724	121,000

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Financial Institutions, Inc.	500	$15,065
First Bancorp	2,640	110,273
First BanCorp/Puerto Rico	80,316	1,053,746
First Bancshares, Inc.	500	16,830
First Citizens BancShares, Inc., Class A	110	73,216
First Commonwealth Financial Corp.	15,098	228,886
First Community Bankshares, Inc.	486	13,710
First Financial Bancorp	7,192	165,776
First Hawaiian, Inc.	10,940	305,117
First Interstate BancSystem, Inc., Class A	24,723	909,065
First Merchants Corp.	29,956	1,246,170
Flagstar Bancorp, Inc.	4,064	172,314
Glacier Bancorp, Inc.	2,150	108,102
Hancock Whitney Corp.	3,800	198,170
Hanmi Financial Corp.	2,323	57,169
HarborOne Bancorp, Inc.	2,100	29,442
Heritage Commerce Corp.	3,000	33,750
Heritage Financial Corp.	27,509	689,376
Hilltop Holdings, Inc.	4,645	136,563
Home BancShares, Inc.	8,900	201,140
HomeStreet, Inc.	4,234	200,607
Hope Bancorp, Inc.	27,226	437,794
Independent Bank Corp.	2,300	50,600
Independent Bank Corp.	6,150	502,393
Lakeland Financial Corp.	1,933	141,109
Luther Burbank Corp.	1,585	21,065
Merchants Bancorp	300	8,214
Meta Financial Group, Inc.	4,280	235,058
NBT Bancorp, Inc.	3,311	119,626
Nicolet Bankshares, Inc.†	200	18,714
OFG Bancorp	3,792	101,019
Old National Bancorp	14,900	244,062
Old Second Bancorp, Inc.	1,305	18,936
Origin Bancorp, Inc.	500	21,145
Park National Corp.	1,103	144,912
Peapack-Gladstone Financial Corp.	600	20,850
Peoples Bancorp, Inc.	700	21,917
Pinnacle Financial Partners, Inc.	1,900	174,952
Preferred Bank	1,032	76,461
Premier Financial Corp.	900	27,297
QCR Holdings, Inc.	800	45,272
RBB Bancorp	583	13,695
Renasant Corp.	4,259	142,464
Republic Bancorp, Inc., Class A	300	13,482
S&T Bancorp, Inc.	3,006	88,917
Sandy Spring Bancorp, Inc.	2,000	89,840
Seacoast Banking Corp. of Florida	31,124	1,089,962
ServisFirst Bancshares, Inc.	3,728	355,241
Simmons First National Corp., Class A	10,210	267,706
South Plains Financial, Inc.	256	6,804
South State Corp.	11,496	937,959
Southside Bancshares, Inc.	2,471	100,891
Tompkins Financial Corp.	907	70,991
Triumph Bancorp, Inc.†	1,807	169,894
TrustCo Bank Corp.	1,468	46,873
Trustmark Corp.	9,709	295,057
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
UMB Financial Corp.	1,900	$184,604
United Community Banks, Inc.	39,938	1,389,842
Valley National Bancorp	4,400	57,288
Veritex Holdings, Inc.	5,871	224,096
Webster Financial Corp.	3,500	196,420
Westamerica BanCorp	4,327	261,783
		19,615,590
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,252	291,454
Banks-Super Regional — 0.2%
Independent Bank Group, Inc.	3,809	271,048
National Bank Holdings Corp., Class A	2,289	92,201
		363,249
Beverages-Non-alcoholic — 0.5%
Celsius Holdings, Inc.†	2,918	161,015
Coca-Cola Consolidated, Inc.	355	176,382
National Beverage Corp.	1,782	77,517
Primo Water Corp.	58,146	828,581
		1,243,495
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	956	81,824
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	6,100	27,877
Building & Construction Products-Misc. — 0.7%
American Woodmark Corp.†	1,266	61,971
Gibraltar Industries, Inc.†	13,131	563,976
Louisiana-Pacific Corp.	2,200	136,664
Simpson Manufacturing Co., Inc.	7,482	815,837
		1,578,448
Building & Construction-Misc. — 1.0%
Comfort Systems USA, Inc.	8,553	761,302
EMCOR Group, Inc.	4,125	464,599
MYR Group, Inc.†	6,889	647,842
NV5 Global, Inc.†	906	120,770
TopBuild Corp.†	1,800	326,502
		2,321,015
Building Products-Air & Heating — 0.2%
AAON, Inc.	3,164	176,330
SPX Corp.†	3,469	171,403
		347,733
Building Products-Cement — 0.3%
Eagle Materials, Inc.	6,091	781,841
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	1,899	90,127
Cornerstone Building Brands, Inc.†	4,200	102,144
Griffon Corp.	3,613	72,368
PGT Innovations, Inc.†	4,555	81,899
		346,538
Building Products-Wood — 0.4%
Boise Cascade Co.	5,579	387,573
UFP Industries, Inc.	7,078	546,139
		933,712

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.8%
Arcosa, Inc.	3,692	$211,367
Granite Construction, Inc.	7,901	259,153
MasTec, Inc.†	4,300	374,530
Primoris Services Corp.	38,347	913,425
		1,758,475
Building-Maintenance & Services — 0.9%
ABM Industries, Inc.	13,442	618,870
Terminix Global Holdings, Inc.†	31,192	1,423,291
		2,042,161
Building-Mobile Home/Manufactured Housing — 0.8%
Cavco Industries, Inc.†	3,482	838,640
LCI Industries	1,931	200,457
Skyline Champion Corp.†	9,881	542,269
Winnebago Industries, Inc.	2,747	148,421
		1,729,787
Building-Residential/Commercial — 0.8%
Century Communities, Inc.	2,270	121,604
Installed Building Products, Inc.	1,793	151,491
LGI Homes, Inc.†	1,632	159,414
M/I Homes, Inc.†	2,223	98,590
MDC Holdings, Inc.	4,319	163,431
Meritage Homes Corp.†	3,450	273,343
Tri Pointe Homes, Inc.†	41,500	833,320
		1,801,193
Casino Hotels — 0.1%
Boyd Gaming Corp.	4,400	289,432
Chemicals-Diversified — 0.4%
AdvanSix, Inc.	4,749	242,626
Innospec, Inc.	1,883	174,272
Koppers Holdings, Inc.	2,328	64,066
Quaker Chemical Corp.	1,025	177,130
Stepan Co.	1,627	160,764
Trinseo PLC	4,217	202,079
		1,020,937
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	4,869	31,989
Unifi, Inc.†	1,060	19,186
		51,175
Chemicals-Other — 0.0%
American Vanguard Corp.	2,056	41,778
Chemicals-Specialty — 2.5%
Ashland Global Holdings, Inc.	9,891	973,373
Balchem Corp.	9,513	1,300,427
Cabot Corp.	3,575	244,566
Ecovyst, Inc.	2,200	25,432
Element Solutions, Inc.	42,536	931,538
Ferro Corp.†	6,321	137,419
GCP Applied Technologies, Inc.†	4,123	129,545
H.B. Fuller Co.	6,435	425,161
Hawkins, Inc.	1,436	65,912
Ingevity Corp.†	3,000	192,210
Minerals Technologies, Inc.	975	64,496
Rogers Corp.†	1,431	388,803
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Tronox Holdings PLC, Class A	7,000	$138,530
Valvoline, Inc.	25,620	808,567
Zymergen, Inc.†	10,300	29,767
		5,855,746
Circuit Boards — 0.1%
TTM Technologies, Inc.†	15,172	224,849
Coal — 0.3%
Arch Resources, Inc.	1,450	199,201
CONSOL Energy, Inc.†	2,423	91,177
Peabody Energy Corp.†	2,300	56,419
SunCoke Energy, Inc.	15,947	142,088
Warrior Met Coal, Inc.	4,227	156,864
		645,749
Commercial Services — 1.2%
Forrester Research, Inc.†	849	47,900
John Wiley & Sons, Inc., Class A	12,800	678,784
LiveRamp Holdings, Inc.†	28,912	1,081,020
Medifast, Inc.	1,237	211,255
Progyny, Inc.†	14,742	757,739
WW International, Inc.†	4,065	41,585
		2,818,283
Commercial Services-Finance — 0.5%
EVERTEC, Inc.	7,363	301,367
Green Dot Corp., Class A†	4,177	114,784
HealthEquity, Inc.†	1,500	101,160
Marathon Digital Holdings, Inc.†	2,200	61,490
Riot Blockchain, Inc.†	1,900	40,223
Sabre Corp.†	54,353	621,255
		1,240,279
Communications Software — 0.1%
8x8, Inc.†	9,039	113,801
Consensus Cloud Solutions, Inc.†	1,216	73,118
		186,919
Computer Data Security — 0.4%
OneSpan, Inc.†	2,626	37,919
Ping Identity Holding Corp.†	9,000	246,870
Qualys, Inc.†	400	56,964
Rapid7, Inc.†	3,225	358,749
Varonis Systems, Inc.†	5,800	275,732
		976,234
Computer Services — 1.5%
CACI International, Inc., Class A†	650	195,819
ExlService Holdings, Inc.†	2,544	364,479
Insight Enterprises, Inc.†	3,165	339,668
KBR, Inc.	1,800	98,514
Science Applications International Corp.	12,461	1,148,531
TTEC Holdings, Inc.	1,400	115,528
Unisys Corp.†	5,130	110,859
WNS Holdings, Ltd. ADR†	13,368	1,142,830
		3,516,228
Computer Software — 0.9%
Box, Inc., Class A†	19,322	561,498
Simulations Plus, Inc.	3,902	198,924

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software (continued)
Teradata Corp.†	16,387	$807,715
Xperi Holding Corp.	18,285	316,696
Zuora, Inc., Class A†	14,000	209,720
		2,094,553
Computers-Integrated Systems — 0.3%
Diebold Nixdorf, Inc.†	5,566	37,459
NetScout Systems, Inc.†	22,240	713,459
		750,918
Computers-Other — 0.5%
3D Systems Corp.†	9,757	162,747
Corsair Gaming, Inc.†	2,522	53,365
Lumentum Holdings, Inc.†	10,327	1,007,915
		1,224,027
Consulting Services — 0.2%
Huron Consulting Group, Inc.†	4,200	192,402
Kelly Services, Inc., Class A	13,052	283,098
		475,500
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	745	32,750
Central Garden & Pet Co., Class A†	4,528	184,652
Helen of Troy, Ltd.†	400	78,336
Quanex Building Products Corp.	6,151	129,109
WD-40 Co.	1,046	191,659
		616,506
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,300	149,638
O-I Glass, Inc.†	11,888	156,684
		306,322
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	1,900	38,076
Matthews International Corp., Class A	2,410	77,988
		116,064
Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	3,663	94,615
Edgewell Personal Care Co.	4,131	151,484
Inter Parfums, Inc.	1,357	119,484
		365,583
Data Processing/Management — 0.6%
Bottomline Technologies DE, Inc.†	2,954	167,433
CommVault Systems, Inc.†	15,882	1,053,770
CSG Systems International, Inc.	3,182	202,280
		1,423,483
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	1,300	18,044
Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.†	3,326	86,343
Natera, Inc.†	10,772	438,205
OraSure Technologies, Inc.†	5,503	37,310
		561,858
Security Description	Shares	Value (Note 2)
Disposable Medical Products — 0.9%
BioLife Solutions, Inc.†	2,291	$52,074
CONMED Corp.	2,234	331,861
ICU Medical, Inc.†	6,537	1,455,398
Merit Medical Systems, Inc.†	3,881	258,164
		2,097,497
Distribution/Wholesale — 1.3%
Avient Corp.	5,600	268,800
G-III Apparel Group, Ltd.†	6,239	168,765
KAR Auction Services, Inc.†	9,255	167,053
Resideo Technologies, Inc.†	11,029	262,821
ScanSource, Inc.†	12,156	422,907
Titan Machinery, Inc.†	2,900	81,954
Univar Solutions, Inc.†	32,991	1,060,331
Veritiv Corp.†	2,359	315,139
WESCO International, Inc.†	1,300	169,182
		2,916,952
Diversified Manufacturing Operations — 0.8%
EnPro Industries, Inc.	11,032	1,078,157
Fabrinet†	5,026	528,384
Federal Signal Corp.	4,665	157,444
		1,763,985
Diversified Minerals — 0.1%
Livent Corp.†	12,342	321,756
Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	1,568	55,884
Drug Delivery Systems — 0.0%
Heron Therapeutics, Inc.†	11,600	66,352
Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	8,197	55,658
E-Commerce/Products — 0.0%
Liquidity Services, Inc.†	2,038	34,891
E-Commerce/Services — 0.2%
Cars.com, Inc.†	4,962	71,602
EverQuote, Inc., Class A†	1,300	21,034
Shutterstock, Inc.	1,777	165,403
Upwork, Inc.†	3,900	90,636
		348,675
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	16,334	189,474
E-Services/Consulting — 0.9%
Perficient, Inc.†	18,126	1,995,491
Electric-Distribution — 0.1%
Unitil Corp.	1,521	75,867
Via Renewables, Inc.	9,800	80,752
		156,619
Electric-Integrated — 0.6%
ALLETE, Inc.	650	43,537
Avista Corp.	13,068	590,020
IDACORP, Inc.	1,650	190,344
PNM Resources, Inc.	1,700	81,039
Portland General Electric Co.	6,700	369,505
		1,274,445

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 1.3%
Advanced Energy Industries, Inc.	2,878	$247,738
Atkore, Inc.†	3,400	334,696
Benchmark Electronics, Inc.	19,591	490,559
Comtech Telecommunications Corp.	2,013	31,584
CTS Corp.	2,462	87,007
Kimball Electronics, Inc.†	1,600	31,984
Knowles Corp.†	16,213	349,066
OSI Systems, Inc.†	7,956	677,215
Plexus Corp.†	2,146	175,564
Sanmina Corp.†	7,555	305,373
Vishay Intertechnology, Inc.	9,700	190,120
		2,920,906
Electronic Components-Semiconductors — 1.8%
Ambarella, Inc.†	575	60,329
Amkor Technology, Inc.	5,000	108,600
CEVA, Inc.†	1,755	71,341
Diodes, Inc.†	4,239	368,750
Lattice Semiconductor Corp.†	1,400	85,330
MACOM Technology Solutions Holdings, Inc.†	18,819	1,126,693
Photronics, Inc.†	4,708	79,895
Rambus, Inc.†	21,254	677,790
Semtech Corp.†	15,344	1,063,953
Silicon Laboratories, Inc.†	1,850	277,870
SiTime Corp.†	400	99,128
SMART Global Holdings, Inc.†	3,584	92,575
Synaptics, Inc.†	400	79,800
		4,192,054
Electronic Measurement Instruments — 0.6%
Badger Meter, Inc.	2,234	222,752
FARO Technologies, Inc.†	1,391	72,221
Itron, Inc.†	3,458	182,167
Mesa Laboratories, Inc.	3,520	897,178
Schweitzer-Mauduit International, Inc.	2,403	66,082
		1,440,400
Energy-Alternate Sources — 0.4%
FutureFuel Corp.	7,872	76,594
Green Plains, Inc.†	7,094	219,985
Renewable Energy Group, Inc.†	3,840	232,896
REX American Resources Corp.†	1,023	101,891
SunPower Corp.†	2,900	62,292
Sunrun, Inc.†	5,400	163,998
		857,656
Engineering/R&D Services — 0.2%
Exponent, Inc.	3,981	430,147
Fluor Corp.†	1,500	43,035
		473,182
Enterprise Software/Service — 1.3%
American Software, Inc., Class A	2,513	52,371
Blackline, Inc.†	3,800	278,236
Cardlytics, Inc.†	3,500	192,430
Donnelley Financial Solutions, Inc.†	4,828	160,579
eGain Corp.†	20,200	233,916
HireRight Holdings Corp.†	10,440	178,524
LivePerson, Inc.†	5,153	125,836
Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
ManTech International Corp., Class A	2,955	$254,692
Momentive Global, Inc.†	15,400	250,404
PagerDuty, Inc.†	7,100	242,749
Paycor HCM, Inc.†	3,773	109,832
Progress Software Corp.	3,375	158,929
SPS Commerce, Inc.†	2,947	386,646
Workiva, Inc.†	4,075	480,850
		3,105,994
Environmental Consulting & Engineering — 0.4%
Tetra Tech, Inc.	4,925	812,330
Filtration/Separation Products — 0.4%
ESCO Technologies, Inc.	12,358	864,071
Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,600	123,318
Finance-Consumer Loans — 0.3%
Encore Capital Group, Inc.†	1,894	118,811
Enova International, Inc.†	2,608	99,026
EZCORP, Inc., Class A†	4,091	24,710
LendingTree, Inc.†	876	104,831
Navient Corp.	2,300	39,192
Nelnet, Inc., Class A	250	21,247
PRA Group, Inc.†	3,332	150,206
World Acceptance Corp.†	315	60,430
		618,453
Finance-Investment Banker/Broker — 0.7%
B. Riley Financial, Inc.	1,229	85,981
Cowen, Inc., Class A	3,600	97,560
Greenhill & Co., Inc.	1,027	15,888
Houlihan Lokey, Inc.	6,223	546,379
Perella Weinberg Partners	58,448	552,333
Piper Sandler Cos.	1,627	213,544
StoneX Group, Inc.†	1,307	97,019
		1,608,704
Finance-Mortgage Loan/Banker — 0.2%
Mr. Cooper Group, Inc.†	9,613	439,026
PennyMac Financial Services, Inc.	2,400	127,680
		566,706
Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	5,332	339,435
MGIC Investment Corp.	7,300	98,915
NMI Holdings, Inc., Class A†	8,550	176,301
Radian Group, Inc.	13,000	288,730
		903,381
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,344	93,569
Food-Baking — 0.1%
Hostess Brands, Inc.†	10,570	231,906
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	2,563	132,097
Food-Catering — 0.3%
Healthcare Services Group, Inc.	9,594	178,161
Sovos Brands, Inc.†	40,467	573,822
		751,983

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,363	$47,643
Food-Misc./Diversified — 0.4%
B&G Foods, Inc.	4,957	133,740
Cal-Maine Foods, Inc.	2,861	157,984
J&J Snack Foods Corp.	1,139	176,659
John B. Sanfilippo & Son, Inc.	1,982	165,378
Simply Good Foods Co.†	6,462	245,233
TreeHouse Foods, Inc.†	4,261	137,460
		1,016,454
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	6,300	201,474
Food-Wholesale/Distribution — 0.5%
Calavo Growers, Inc.	1,350	49,207
Chefs' Warehouse, Inc.†	18,272	595,667
Performance Food Group Co.†	3,480	177,167
SpartanNash Co.	3,146	103,787
United Natural Foods, Inc.†	4,437	183,470
		1,109,298
Footwear & Related Apparel — 0.5%
Steven Madden, Ltd.	29,010	1,120,946
Wolverine World Wide, Inc.	6,292	141,948
		1,262,894
Gambling (Non-Hotel) — 0.4%
Golden Entertainment, Inc.†	1,554	90,241
Monarch Casino & Resort, Inc.†	1,002	87,404
Red Rock Resorts, Inc., Class A	13,703	665,418
		843,063
Gas-Distribution — 1.2%
Chesapeake Utilities Corp.	6,075	836,892
New Jersey Resources Corp.	8,100	371,466
Northwest Natural Holding Co.	4,847	250,687
ONE Gas, Inc.	10,461	923,079
South Jersey Industries, Inc.	8,590	296,784
		2,678,908
Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,400	41,454
US Ecology, Inc.†	2,389	114,385
		155,839
Health Care Cost Containment — 0.1%
CorVel Corp.†	717	120,771
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	4,081	106,392
Hooker Furniture Corp.	1,110	21,023
Sleep Number Corp.†	3,530	179,006
		306,421
Hotels/Motels — 0.0%
Marcus Corp.†	1,670	29,559
Housewares — 0.0%
Tupperware Brands Corp.†	3,734	72,626
Human Resources — 1.3%
AMN Healthcare Services, Inc.†	4,811	501,932
ASGN, Inc.†	10,092	1,177,837
Security Description	Shares	Value (Note 2)
Human Resources (continued)
Barrett Business Services, Inc.	896	$69,413
Cross Country Healthcare, Inc.†	2,700	58,509
Heidrick & Struggles International, Inc.	1,997	79,041
Kforce, Inc.	3,100	229,307
Korn Ferry	6,307	409,577
Resources Connection, Inc.	2,336	40,039
TriNet Group, Inc.†	700	68,852
TrueBlue, Inc.†	10,510	303,634
		2,938,141
Identification Systems — 0.1%
Brady Corp., Class A	3,689	170,690
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	2,100	69,972
Clearway Energy, Inc., Class C	500	18,255
		88,227
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,170	77,295
Insurance Brokers — 0.3%
eHealth, Inc.†	1,814	22,512
Ryan Specialty Group Holdings, Inc., Class A†	18,955	735,264
Selectquote, Inc.†	9,519	26,558
		784,334
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	7,679	306,469
CNO Financial Group, Inc.	1,900	47,671
Trupanion, Inc.†	2,621	233,583
		587,723
Insurance-Multi-line — 0.4%
Genworth Financial, Inc., Class A†	38,759	146,509
Kemper Corp.	14,798	836,679
		983,188
Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	3,537	36,785
AMERISAFE, Inc.	1,479	73,462
Employers Holdings, Inc.	3,428	140,617
First American Financial Corp.	800	51,856
HCI Group, Inc.	611	41,658
Horace Mann Educators Corp.	3,162	132,266
James River Group Holdings, Ltd.	22,293	551,529
Kinsale Capital Group, Inc.	1,125	256,522
Palomar Holdings, Inc.†	1,844	117,998
ProAssurance Corp.	4,124	110,853
RLI Corp.	2,450	271,043
Safety Insurance Group, Inc.	1,087	98,754
Selective Insurance Group, Inc.	1,400	125,104
Stewart Information Services Corp.	3,254	197,225
United Fire Group, Inc.	1,650	51,266
Universal Insurance Holdings, Inc.	2,143	28,909
		2,285,847

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.8%
Axis Capital Holdings, Ltd.	12,800	$774,016
Essent Group, Ltd.	6,550	269,925
Reinsurance Group of America, Inc.	7,882	862,764
SiriusPoint, Ltd.†	6,569	49,136
		1,955,841
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	3,241	215,040
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	1,929	38,426
TechTarget, Inc.†	2,037	165,567
Yelp, Inc.†	6,500	221,715
		425,708
Investment Companies — 0.4%
Compass Diversified Holdings	40,460	961,734
Investment Management/Advisor Services — 0.4%
AssetMark Financial Holdings, Inc.†	2,100	46,725
Blucora, Inc.†	13,322	260,445
BrightSphere Investment Group, Inc.	2,675	64,869
Federated Hermes, Inc.	400	13,624
Focus Financial Partners, Inc., Class A†	4,550	208,117
Stifel Financial Corp.	2,175	147,682
Virtus Investment Partners, Inc.	930	223,191
WisdomTree Investments, Inc.	8,313	48,797
		1,013,450
Linen Supply & Related Items — 0.4%
UniFirst Corp.	5,462	1,006,537
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,739	74,777
Manitowoc Co, Inc.†	6,800	102,544
Terex Corp.	1,000	35,660
		212,981
Machinery-Electrical — 0.2%
Argan, Inc.	7,100	288,189
Franklin Electric Co., Inc.	2,979	247,376
		535,565
Machinery-Farming — 0.1%
Alamo Group, Inc.	756	108,705
Lindsay Corp.	838	131,575
		240,280
Machinery-General Industrial — 0.9%
Albany International Corp., Class A	14,496	1,222,303
Altra Industrial Motion Corp.	4,300	167,399
Applied Industrial Technologies, Inc.	2,938	301,615
DXP Enterprises, Inc.†	1,318	35,704
Kadant, Inc.	800	155,352
Tennant Co.	1,416	111,581
		1,993,954
Machinery-Pumps — 0.4%
Cactus, Inc., Class A	9,381	532,278
CIRCOR International, Inc.†	1,547	41,181
SPX FLOW, Inc.	3,806	328,153
Watts Water Technologies, Inc., Class A	500	69,795
		971,407
Security Description	Shares	Value (Note 2)
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	5,171	$286,008
Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	16,513	371,873
Apollo Medical Holdings, Inc.†	2,885	139,836
Computer Programs & Systems, Inc.†	1,119	38,549
NextGen Healthcare, Inc.†	17,490	365,716
		915,974
Medical Instruments — 0.6%
AngioDynamics, Inc.†	16,458	354,505
Natus Medical, Inc.†	8,309	218,361
NuVasive, Inc.†	14,300	810,810
		1,383,676
Medical Labs & Testing Services — 1.0%
Fulgent Genetics, Inc.†	5,181	323,346
LifeStance Health Group, Inc.†	15,100	152,661
MEDNAX, Inc.†	6,511	152,878
Medpace Holdings, Inc.†	2,400	392,616
Neuronetics, Inc.†	46,325	140,365
OPKO Health, Inc.†	30,700	105,608
Personalis, Inc.†	8,900	72,891
Syneos Health, Inc.†	12,559	1,016,651
		2,357,016
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,248	86,112
Medical Products — 2.5%
Accuray, Inc.†	118,800	393,228
Artivion, Inc.†	3,004	64,226
Avanos Medical, Inc.†	3,681	123,313
Bioventus, Inc., Class A†	6,500	91,650
Cardiovascular Systems, Inc.†	20,100	454,260
Envista Holdings Corp.†	27,899	1,358,960
Glaukos Corp.†	3,582	207,111
Hanger, Inc.†	2,809	51,489
Inogen, Inc.†	1,562	50,640
Inspire Medical Systems, Inc.†	1,050	269,524
Integer Holdings Corp.†	6,647	535,549
LeMaitre Vascular, Inc.	1,468	68,218
LivaNova PLC†	14,948	1,223,195
Omnicell, Inc.†	3,357	434,698
Orthofix Medical, Inc.†	1,508	49,312
SeaSpine Holdings Corp.†	1,300	15,808
Sientra, Inc.†	78,682	174,674
Surmodics, Inc.†	1,068	48,412
Tactile Systems Technology, Inc.†	1,514	30,522
Zimvie, Inc.†	1,595	36,430
Zynex, Inc.	12,720	79,246
		5,760,465
Medical-Biomedical/Gene — 2.7%
2seventy Bio, Inc.†	386	6,585
ACADIA Pharmaceuticals, Inc.†	3,700	89,614
Amicus Therapeutics, Inc.†	34,900	330,503
ANI Pharmaceuticals, Inc.†	972	27,323
Arrowhead Pharmaceuticals, Inc.†	3,500	160,965
Atara Biotherapeutics, Inc.†	20,000	185,800
Avid Bioservices, Inc.†	4,704	95,820

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Beam Therapeutics, Inc.†	2,100	$120,330
Biohaven Pharmaceutical Holding Co., Ltd.†	1,025	121,534
Black Diamond Therapeutics, Inc.†	11,800	32,686
Bluebird Bio, Inc.†	1,160	5,626
Bridgebio Pharma, Inc.†	2,000	20,300
Cara Therapeutics, Inc.†	3,198	38,856
CytomX Therapeutics, Inc.†	17,600	46,992
Decibel Therapeutics, Inc.†	102	310
Eiger BioPharmaceuticals, Inc.†	6,100	50,630
Emergent BioSolutions, Inc.†	4,058	166,622
Esperion Therapeutics, Inc.†	800	3,712
Evolus, Inc.†	53,213	597,050
Fate Therapeutics, Inc.†	6,300	244,251
FibroGen, Inc.†	22,766	273,647
Global Blood Therapeutics, Inc.†	7,400	256,336
Homology Medicines, Inc.†	1,500	4,560
Innoviva, Inc.†	4,778	92,454
Insmed, Inc.†	900	21,150
Intercept Pharmaceuticals, Inc.†	10,900	177,343
Intra-Cellular Therapies, Inc.†	11,200	685,328
iTeos Therapeutics, Inc.†	6,836	219,983
Ligand Pharmaceuticals, Inc.†	2,727	306,760
Myriad Genetics, Inc.†	6,100	153,720
Nektar Therapeutics†	14,098	75,988
NeoGenomics, Inc.†	38,368	466,171
Organogenesis Holdings, Inc.†	4,815	36,690
Puma Biotechnology, Inc.†	8,000	23,040
REGENXBIO, Inc.†	2,875	95,421
Sana Biotechnology, Inc.†	101	834
Sensei Biotherapeutics, Inc.†	9,300	21,483
Sigilon Therapeutics, Inc.†	5,800	8,526
Sutro Biopharma, Inc.†	1,000	8,220
TG Therapeutics, Inc.†	11,200	106,512
Travere Therapeutics, Inc.†	4,600	118,542
Turning Point Therapeutics, Inc.†	850	22,823
Tyra Biosciences, Inc.†	14,800	158,360
UroGen Pharma, Ltd.†	3,200	27,872
Vericel Corp.†	3,576	136,675
Wave Life Sciences, Ltd.†	10,500	21,000
Xencor, Inc.†	15,067	401,988
		6,266,935
Medical-Drugs — 2.1%
Aerie Pharmaceuticals, Inc.†	30,353	276,212
Amphastar Pharmaceuticals, Inc.†	6,614	237,443
Athenex, Inc.†	5,700	4,728
Catalyst Pharmaceuticals, Inc.†	46,200	382,998
Coherus Biosciences, Inc.†	33,968	438,527
Collegium Pharmaceutical, Inc.†	2,641	53,771
Corcept Therapeutics, Inc.†	12,483	281,117
Cytokinetics, Inc.†	6,408	235,879
Eagle Pharmaceuticals, Inc.†	3,268	161,733
Enanta Pharmaceuticals, Inc.†	1,394	99,225
Fulcrum Therapeutics, Inc.†	12,144	287,206
Gritstone Bio, Inc.†	900	3,708
Harmony Biosciences Holdings, Inc.†	1,742	84,748
Harpoon Therapeutics, Inc.†	12,358	61,419
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Intellia Therapeutics, Inc.†	3,525	$256,162
Landos Biopharma, Inc.†	7,339	10,825
Lannett Co., Inc.†	21,622	17,036
Madrigal Pharmaceuticals, Inc.†	1,650	161,898
Marinus Pharmaceuticals, Inc.†	18,000	168,300
Pacira BioSciences, Inc.†	11,673	890,883
Phibro Animal Health Corp., Class A	1,554	31,002
Prestige Consumer Healthcare, Inc.†	3,835	203,025
Supernus Pharmaceuticals, Inc.†	4,062	131,284
uniQure NV†	2,754	49,765
Vanda Pharmaceuticals, Inc.†	23,756	268,680
Y-mAbs Therapeutics, Inc.†	300	3,564
		4,801,138
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	19,100	79,647
Arvinas, Inc.†	2,200	148,060
Endo International PLC†	17,850	41,234
		268,941
Medical-HMO — 0.1%
Tivity Health, Inc.†	4,282	137,752
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	9,486	112,599
Select Medical Holdings Corp.	8,095	194,199
Tenet Healthcare Corp.†	2,000	171,920
		478,718
Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	3,998	359,860
Pennant Group, Inc.†	2,067	38,508
		398,368
Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	1,217	113,534
Joint Corp.†	1,101	38,964
ModivCare, Inc.†	1,041	120,121
		272,619
Medical-Wholesale Drug Distribution — 0.3%
AdaptHealth Corp.†	19,154	307,039
Covetrus, Inc.†	7,894	132,540
Owens & Minor, Inc.	5,764	253,731
		693,310
Metal Processors & Fabrication — 0.9%
AZZ, Inc.	2,886	139,221
Mueller Industries, Inc.	6,632	359,255
Proto Labs, Inc.†	11,083	586,291
Standex International Corp.	10,066	1,005,795
Tredegar Corp.	1,959	23,488
		2,114,050
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	711	27,345
Worthington Industries, Inc.	400	20,564
		47,909
Metal-Aluminum — 0.4%
Alcoa Corp.	2,300	207,069
Arconic Corp.†	12,534	321,121

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal-Aluminum (continued)
Century Aluminum Co.†	3,855	$101,425
Constellium SE†	5,000	90,000
Kaiser Aluminum Corp.	1,212	114,122
		833,737
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	11,262	497,442
John Bean Technologies Corp.	2,427	287,527
		784,969
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	17,700	287,625
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,561	79,660
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	4,300	205,884
Multimedia — 0.0%
E.W. Scripps Co., Class A†	4,368	90,811
Networking Products — 0.3%
A10 Networks, Inc.	21,700	302,715
Extreme Networks, Inc.†	33,870	413,553
NETGEAR, Inc.†	2,235	55,160
		771,428
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	12,642	65,738
Office Furnishings-Original — 0.5%
HNI Corp.	7,827	289,991
Interface, Inc.	50,962	691,554
Steelcase, Inc., Class A	14,000	167,300
		1,148,845
Oil & Gas Drilling — 0.4%
Helmerich & Payne, Inc.	8,059	344,764
Nabors Industries, Ltd.†	592	90,410
Patterson-UTI Energy, Inc.	25,232	390,592
		825,766
Oil Companies-Exploration & Production — 2.7%
Antero Resources Corp.†	10,800	329,724
Callon Petroleum Co.†	3,609	213,220
Civitas Resources, Inc.	5,506	328,763
CNX Resources Corp.†	16,400	339,808
Falcon Minerals Corp.	1,200	8,088
Laredo Petroleum, Inc.†	1,095	86,658
Magnolia Oil & Gas Corp., Class A	15,900	376,035
Matador Resources Co.	27,175	1,439,732
Oasis Petroleum, Inc.	2,550	373,065
Ovintiv, Inc.	16,600	897,562
PDC Energy, Inc.	7,400	537,832
Range Resources Corp.†	4,700	142,786
Ranger Oil Corp.†	1,611	55,628
SM Energy Co.	9,279	361,417
Southwestern Energy Co.†	85,121	610,318
Talos Energy, Inc.†	3,127	49,375
Whiting Petroleum Corp.	300	24,453
		6,174,464
Security Description	Shares	Value (Note 2)
Oil Companies-Integrated — 0.0%
Murphy Oil Corp.	1,000	$40,390
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	2,703	100,957
US Silica Holdings, Inc.†	5,696	106,287
		207,244
Oil Refining & Marketing — 0.4%
Delek US Holdings, Inc.†	33,167	703,804
Par Pacific Holdings, Inc.†	3,494	45,492
PBF Energy, Inc., Class A†	7,256	176,828
		926,124
Oil-Field Services — 1.0%
Archrock, Inc.	12,938	119,418
Bristow Group, Inc.†	1,770	65,632
ChampionX Corp.†	1,800	44,064
Core Laboratories NV	3,535	111,812
DMC Global, Inc.†	1,472	44,896
Helix Energy Solutions Group, Inc.†	15,135	72,345
MRC Global, Inc.†	17,100	203,661
National Energy Services Reunited Corp.†	3,000	25,200
NexTier Oilfield Solutions, Inc.†	12,800	118,272
NOW, Inc.†	48,745	537,657
Oceaneering International, Inc.†	14,423	218,653
Oil States International, Inc.†	10,188	70,806
ProPetro Holding Corp.†	11,175	155,668
RPC, Inc.†	5,370	57,298
Select Energy Services, Inc., Class A†	3,100	26,567
Solaris Oilfield Infrastructure, Inc., Class A	42,105	475,365
		2,347,314
Optical Supplies — 0.1%
STAAR Surgical Co.†	2,800	223,748
Paper & Related Products — 0.3%
Clearwater Paper Corp.†	1,675	46,950
Glatfelter Corp.	3,401	42,105
Mercer International, Inc.	3,077	42,924
Neenah, Inc.	13,352	529,540
Sylvamo Corp.†	2,695	89,690
		751,209
Pastoral & Agricultural — 0.9%
Darling Ingredients, Inc.†	26,463	2,127,096
Pharmacy Services — 0.5%
Option Care Health, Inc.†	39,900	1,139,544
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	986	98,058
Pipelines — 0.0%
Golar LNG, Ltd.†	2,500	61,950
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	3,892	75,583
Precious Metals — 0.0%
Coeur Mining, Inc.†	7,400	32,930
Hecla Mining Co.	4,000	26,280
		59,210

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Printing-Commercial — 0.1%
Deluxe Corp.	3,255	$98,431
Ennis, Inc.	1,200	22,164
		120,595
Private Corrections — 0.0%
CoreCivic, Inc.†	9,188	102,630
Professional Sports — 0.3%
Madison Square Garden Entertainment Corp.†	8,179	681,392
Protection/Safety — 0.1%
Alarm.com Holdings, Inc.†	3,518	233,806
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	10,100	212,201
Scholastic Corp.	2,316	93,288
		305,489
Publishing-Newspapers — 0.0%
Gannett Co, Inc.†	10,872	49,033
Publishing-Periodicals — 0.0%
Thryv Holdings, Inc.†	1,297	36,472
Quarrying — 0.1%
Compass Minerals International, Inc.	2,602	163,380
Real Estate Investment Trusts — 6.5%
Acadia Realty Trust	6,757	146,424
Agree Realty Corp.	7,895	523,912
Alexander & Baldwin, Inc.	10,396	241,083
American Assets Trust, Inc.	5,122	194,073
Apollo Commercial Real Estate Finance, Inc.	10,092	140,582
Apple Hospitality REIT, Inc.	16,400	294,708
Ares Commercial Real Estate Corp.	8,000	124,160
Armada Hoffler Properties, Inc.	5,143	75,088
ARMOUR Residential REIT, Inc.	6,851	57,548
Blackstone Mtg. Trust, Inc., Class A	7,800	247,962
Brandywine Realty Trust	13,072	184,838
Broadstone Net Lease, Inc.	2,500	54,450
CareTrust REIT, Inc.	9,812	189,372
Centerspace	1,946	190,942
Chatham Lodging Trust†	4,525	62,400
City Office REIT, Inc.	3,200	56,512
Community Healthcare Trust, Inc.	3,094	130,598
Corporate Office Properties Trust	4,100	117,014
DiamondRock Hospitality Co.†	20,889	210,979
DigitalBridge Group, Inc.†	9,600	69,120
Diversified Healthcare Trust	18,256	58,419
Douglas Emmett, Inc.	32,416	1,083,343
Easterly Government Properties, Inc.	8,480	179,267
EastGroup Properties, Inc.	1,350	274,428
Ellington Financial, Inc.	9,667	171,589
Essential Properties Realty Trust, Inc.	11,587	293,151
First Industrial Realty Trust, Inc.	2,525	156,323
Four Corners Property Trust, Inc.	11,059	299,035
Franklin BSP Realty Trust, Inc.	3,357	46,931
Franklin Street Properties Corp.	7,262	42,846
GEO Group, Inc.†	9,360	61,870
Getty Realty Corp.	7,013	200,712
Gladstone Commercial Corp.	2,400	52,848
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Global Medical REIT, Inc.	1,800	$29,376
Global Net Lease, Inc.	7,914	124,487
Granite Point Mtg. Trust, Inc.	4,109	45,692
Healthcare Realty Trust, Inc.	8,200	225,336
Hersha Hospitality Trust†	2,523	22,909
Highwoods Properties, Inc.	800	36,592
Independence Realty Trust, Inc.	21,157	559,391
Industrial Logistics Properties Trust	4,996	113,259
Innovative Industrial Properties, Inc.	2,007	412,238
Invesco Mtg. Capital, Inc.	23,813	54,294
iStar, Inc.	5,307	124,237
Kite Realty Group Trust	7,628	173,690
KKR Real Estate Finance Trust, Inc.	14,522	299,298
Ladder Capital Corp.	9,500	112,765
LTC Properties, Inc.	3,008	115,718
LXP Industrial Trust	26,304	412,973
MFA Financial, Inc.	5,416	21,827
National Storage Affiliates Trust	5,300	332,628
Necessity Retail REIT, Inc.	3,400	26,894
New York Mtg. Trust, Inc.	28,973	105,751
NexPoint Residential Trust, Inc.	1,736	156,778
Office Properties Income Trust	3,699	95,175
Orion Office REIT, Inc.	4,326	60,564
Paramount Group, Inc.	4,800	52,368
PennyMac Mtg. Investment Trust	7,249	122,436
Phillips Edison & Co., Inc.	2,600	89,414
Physicians Realty Trust	4,000	70,160
Piedmont Office Realty Trust, Inc., Class A	4,800	82,656
Plymouth Industrial REIT, Inc.	4,700	127,370
PotlatchDeltic Corp.	2,300	121,279
Ready Capital Corp.	9,135	137,573
Redwood Trust, Inc.	15,410	162,267
Retail Opportunity Investments Corp.	17,775	344,657
RLJ Lodging Trust	6,900	97,152
RPT Realty	6,439	88,665
Ryman Hospitality Properties, Inc.†	1,300	120,601
Safehold, Inc.	1,080	59,886
Saul Centers, Inc.	996	52,489
Service Properties Trust	12,611	111,355
SITE Centers Corp.	16,814	280,962
STAG Industrial, Inc.	5,200	215,020
Summit Hotel Properties, Inc.†	9,832	97,927
Sunstone Hotel Investors, Inc.†	2,600	30,628
Tanger Factory Outlet Centers, Inc.	7,943	136,540
Terreno Realty Corp.	15,209	1,126,226
TPG RE Finance Trust, Inc.	4,300	50,783
Two Harbors Investment Corp.	26,270	145,273
UMH Properties, Inc.	2,500	61,475
Uniti Group, Inc.	18,033	248,134
Universal Health Realty Income Trust	979	57,144
Urban Edge Properties	8,411	160,650
Urstadt Biddle Properties, Inc., Class A	2,304	43,338
Veris Residential, Inc.†	6,114	106,322
Washington Real Estate Investment Trust	6,465	164,858
Whitestone REIT	3,527	46,733
Xenia Hotels & Resorts, Inc.†	19,324	372,760
		15,079,500

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.3%
Cushman & Wakefield PLC†	5,800	$118,958
Douglas Elliman, Inc.	5,046	36,836
Marcus & Millichap, Inc.	1,909	100,566
RE/MAX Holdings, Inc., Class A	1,443	40,014
Realogy Holdings Corp.†	18,306	287,038
		583,412
Real Estate Operations & Development — 1.0%
Kennedy-Wilson Holdings, Inc.	54,071	1,318,792
McGrath RentCorp	10,986	933,590
St. Joe Co.	2,519	149,226
		2,401,608
Recycling — 0.1%
Harsco Corp.†	6,050	74,052
PureCycle Technologies, Inc.†	22,263	178,104
		252,156
Rental Auto/Equipment — 0.6%
Aaron's Co., Inc.	2,405	48,292
Avis Budget Group, Inc.†	625	164,563
Custom Truck One Source, Inc.†	54,830	460,024
Herc Holdings, Inc.	1,825	304,939
PROG Holdings, Inc.†	6,200	178,374
Rent-A-Center, Inc.	4,620	116,378
		1,272,570
Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	2,050	323,285
Membership Collective Group, Inc.† Class A	19,196	148,961
		472,246
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	12,915	413,151
Boot Barn Holdings, Inc.†	2,266	214,794
Buckle, Inc.	2,244	74,142
Caleres, Inc.	2,910	56,250
Cato Corp., Class A	1,455	21,330
Chico's FAS, Inc.†	9,361	44,933
Children's Place, Inc.†	1,042	51,371
Designer Brands, Inc., Class A†	4,712	63,659
Genesco, Inc.†	1,049	66,727
Guess?, Inc.	7,678	167,764
Shoe Carnival, Inc.	1,334	38,900
Vera Bradley, Inc.†	1,932	14,818
Winmark Corp.	275	60,500
		1,288,339
Retail-Appliances — 0.0%
Conn's, Inc.†	1,466	22,591
Retail-Automobile — 1.0%
America's Car-Mart, Inc.†	462	37,219
Asbury Automotive Group, Inc.†	8,757	1,402,872
Group 1 Automotive, Inc.	2,664	447,099
Lithia Motors, Inc.	200	60,024
Rush Enterprises, Inc., Class A	1,100	56,001
Sonic Automotive, Inc., Class A	4,485	190,657
		2,193,872
Security Description	Shares	Value (Note 2)
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	11,159	$251,412
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,780	9,952
Retail-Building Products — 0.1%
GMS, Inc.†	3,289	163,694
Patrick Industries, Inc.	1,717	103,535
		267,229
Retail-Computer Equipment — 0.0%
PC Connection, Inc.	841	44,060
Retail-Discount — 0.1%
Big Lots, Inc.	2,333	80,722
BJ's Wholesale Club Holdings, Inc.†	1,900	128,459
		209,181
Retail-Drug Store — 0.0%
OptimizeRx Corp.†	1,357	51,172
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,222	31,152
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	1,137	31,177
La-Z-Boy, Inc.	3,354	88,445
		119,622
Retail-Jewelry — 0.2%
Movado Group, Inc.	1,251	48,852
Signet Jewelers, Ltd.	5,420	394,034
		442,886
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	1,674	67,395
Retail-Misc./Diversified — 0.1%
PriceSmart, Inc.	1,839	145,042
Sally Beauty Holdings, Inc.†	8,408	131,417
		276,459
Retail-Office Supplies — 0.2%
ODP Corp.†	8,706	398,996
Retail-Pawn Shops — 0.0%
FirstCash Holdings, Inc.	1,200	84,408
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,603	41,357
Retail-Petroleum Products — 0.3%
Murphy USA, Inc.	2,425	484,903
World Fuel Services Corp.	4,825	130,468
		615,371
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	425	114,066
Macy's, Inc.	13,400	326,424
		440,490
Retail-Restaurants — 0.7%
BJ's Restaurants, Inc.†	1,780	50,374
Bloomin' Brands, Inc.	18,004	395,008
Brinker International, Inc.†	3,407	130,011
Cheesecake Factory, Inc.†	3,706	147,462
Chuy's Holdings, Inc.†	1,513	40,851
Dave & Buster's Entertainment, Inc.†	2,959	145,287
Dine Brands Global, Inc.	1,315	102,504

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants (continued)
El Pollo Loco Holdings, Inc.†	1,480	$17,197
Fiesta Restaurant Group, Inc.†	1,309	9,785
Jack in the Box, Inc.	1,612	150,577
Portillo's, Inc., Class A†	3,802	93,377
Red Robin Gourmet Burgers, Inc.†	1,201	20,249
Ruth's Hospitality Group, Inc.	2,424	55,461
Shake Shack, Inc., Class A†	2,990	203,021
		1,561,164
Retail-Sporting Goods — 0.3%
Academy Sports & Outdoors, Inc.	6,695	263,783
Hibbett, Inc.	2,483	110,096
Zumiez, Inc.†	5,592	213,671
		587,550
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	1,051	15,019
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,768	59,789
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	11,100	270,174
Savings & Loans/Thrifts — 1.6%
Axos Financial, Inc.†	6,291	291,839
Banc of California, Inc.	4,133	80,015
Berkshire Hills Bancorp, Inc.	3,718	107,710
Brookline Bancorp, Inc.	27,329	432,345
Capitol Federal Financial, Inc.	9,864	107,320
Flushing Financial Corp.	1,534	34,285
HomeTrust Bancshares, Inc.	1,600	47,248
Investors Bancorp, Inc.	22,539	336,507
Northfield Bancorp, Inc.	11,612	166,748
Northwest Bancshares, Inc.	9,672	130,669
OceanFirst Financial Corp.	47,305	950,831
Pacific Premier Bancorp, Inc.	7,210	254,874
People's United Financial, Inc.	2,606	52,094
Provident Financial Services, Inc.	5,832	136,469
Washington Federal, Inc.	6,500	213,330
WSFS Financial Corp.	5,002	233,193
		3,575,477
Schools — 0.3%
Adtalem Global Education, Inc.†	10,005	297,249
American Public Education, Inc.†	1,429	30,352
Coursera, Inc.†	1,092	25,160
Perdoceo Education Corp.†	17,555	201,531
Strategic Education, Inc.	1,729	114,771
		669,063
Security Services — 0.0%
Brink's Co.	1,000	68,000
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,000	84,790
MaxLinear, Inc.†	6,596	384,877
		469,667
Semiconductor Equipment — 1.2%
Allegro MicroSystems, Inc.†	32,747	930,015
Axcelis Technologies, Inc.†	2,545	192,224
Security Description	Shares	Value (Note 2)
Semiconductor Equipment (continued)
Cohu, Inc.†	10,019	$296,562
FormFactor, Inc.†	5,974	251,087
Kulicke & Soffa Industries, Inc.	4,759	266,599
Onto Innovation, Inc.†	3,764	327,054
Ultra Clean Holdings, Inc.†	3,430	145,398
Veeco Instruments, Inc.†	9,758	265,320
		2,674,259
Steel Pipe & Tube — 0.4%
TimkenSteel Corp.†	3,141	68,725
Valmont Industries, Inc.	3,238	772,587
		841,312
Steel-Producers — 0.3%
Carpenter Technology Corp.	3,687	154,780
Cleveland-Cliffs, Inc.†	3,500	112,735
Commercial Metals Co.	7,100	295,502
Schnitzer Steel Industries, Inc., Class A	1,300	67,522
		630,539
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	11,620	311,881
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	10,721	650,014
Telecom Services — 0.4%
ATN International, Inc.	834	33,260
Consolidated Communications Holdings, Inc.†	5,480	32,332
Vonage Holdings Corp.†	39,186	795,084
		860,676
Telecommunication Equipment — 1.1%
ADTRAN, Inc.	3,751	69,206
Harmonic, Inc.†	7,865	73,066
Plantronics, Inc.†	26,916	1,060,490
Viavi Solutions, Inc.†	86,137	1,385,083
		2,587,845
Telephone-Integrated — 0.1%
Shenandoah Telecommunications Co.	3,817	90,005
Telephone & Data Systems, Inc.	7,546	142,468
		232,473
Television — 0.2%
AMC Networks, Inc., Class A†	7,433	302,003
Sinclair Broadcast Group, Inc., Class A	8,800	246,576
		548,579
Theaters — 0.2%
AMC Entertainment Holdings, Inc., Class A†	9,900	243,936
Cinemark Holdings, Inc.†	10,733	185,466
		429,402
Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	43,100	30,942
Anika Therapeutics, Inc.†	1,103	27,696
Sarepta Therapeutics, Inc.†	3,650	285,138
		343,776

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 0.1%
Universal Corp.	1,880	$109,171
Vector Group, Ltd.	9,997	120,364
		229,535
Tools-Hand Held — 0.0%
Enerpac Tool Group Corp.	4,608	100,869
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	6,439	57,050
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,062	178,095
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	2,486	128,054
Transport-Marine — 0.1%
Dorian LPG, Ltd.	5,392	78,130
Safe Bulkers, Inc.	10,000	47,600
		125,730
Transport-Services — 0.4%
Forward Air Corp.	2,059	201,329
Hub Group, Inc., Class A†	4,090	315,789
Matson, Inc.	3,211	387,311
		904,429
Transport-Truck — 0.3%
ArcBest Corp.	5,025	404,512
Heartland Express, Inc.	4,857	68,338
Marten Transport, Ltd.	4,567	81,110
Schneider National, Inc., Class B	1,100	28,050
Werner Enterprises, Inc.	800	32,800
		614,810
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	120,400	246,820
Veterinary Diagnostics — 0.1%
Heska Corp.†	818	113,113
Vitamins & Nutrition Products — 0.4%
BellRing Brands, Inc.†	20,650	476,602
Herbalife Nutrition, Ltd.†	1,600	48,576
USANA Health Sciences, Inc.†	4,167	331,068
		856,246
Water — 0.8%
American States Water Co.	9,446	840,883
California Water Service Group	4,019	238,247
Middlesex Water Co.	1,337	140,612
SJW Group	10,457	727,598
		1,947,340
Web Hosting/Design — 0.1%
Q2 Holdings, Inc.†	2,900	178,785
Wire & Cable Products — 0.1%
Encore Wire Corp.	1,547	176,466
Insteel Industries, Inc.	1,483	54,856
		231,322
Wireless Equipment — 0.5%
CalAmp Corp.†	2,743	20,051
InterDigital, Inc.	2,343	149,483
Maxar Technologies, Inc.	23,912	943,568
		1,113,102
Security Description	Shares/ Principal Amount	Value (Note 2)
X-Ray Equipment — 0.2%
Varex Imaging Corp.†	5,225	$111,240
ViewRay, Inc.†	59,900	234,808
		346,048
Total Common Stocks (cost $190,649,339)		225,352,284
EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P Small-Cap ETF (cost $824,608)	7,611	821,075
WARRANTS† — 0.0%
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026 (cost $0)	231	5,313
Total Long-Term Investment Securities (cost $191,473,947)		226,178,672
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31%(1)	2,889,763	2,889,474
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 05/19/2022(2)	$50,000	49,984
Total Short-Term Investment Securities (cost $2,939,775)		2,939,458
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2022, to be repurchased 04/01/2022 in the amount of $184,000 and collateralized by $188,400 of United States Treasury Notes, bearing interest at 2.38% due 03/31/2029 and having an approximate value of $187,723. (cost $184,000)	184,000	184,000
TOTAL INVESTMENTS (cost $194,597,722)(3)	99.5%	229,302,130
Other assets less liabilities	0.5	1,205,829
NET ASSETS	100.0%	$230,507,959

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of March 31, 2022.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
20	Long	E-Mini Russell 2000 Index	June 2022	$2,047,425	$2,066,400	$18,975

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$225,352,284	$—	$—	$225,352,284
Exchange-Traded Funds	821,075	—	—	821,075
Warrants	5,313	—	—	5,313
Short-Term Investment Securities:
Registered Investment Companies	2,889,474	—	—	2,889,474
U.S. Government Treasuries	—	49,984	—	49,984
Repurchase Agreements	—	184,000	—	184,000
Total Investments at Value	$229,068,146	$233,984	$—	$229,302,130
Other Financial Instruments:†
Futures Contracts	$18,975	$—	$—	$18,975

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Medical-Drugs	9.5%
Banks-Commercial	7.2
Diversified Banking Institutions	4.0
Oil Companies-Integrated	3.8
Insurance-Life/Health	3.0
Auto-Cars/Light Trucks	3.0
Food-Misc./Diversified	2.9
Semiconductor Equipment	2.3
Industrial Automated/Robotic	1.8
Cosmetics & Toiletries	1.7
Telephone-Integrated	1.7
Electronic Components-Semiconductors	1.7
Diversified Manufacturing Operations	1.6
Semiconductor Components-Integrated Circuits	1.5
Audio/Video Products	1.5
Insurance-Multi-line	1.5
Enterprise Software/Service	1.4
Medical Products	1.3
Retail-Apparel/Shoe	1.3
Beverages-Wine/Spirits	1.1
Power Converter/Supply Equipment	1.1
Food-Retail	1.1
Chemicals-Diversified	1.0
Electric-Distribution	1.0
Insurance-Property/Casualty	0.9
Electric-Integrated	0.9
Commercial Services	0.9
Electronic Components-Misc.	0.9
Machinery-Electrical	0.8
Diversified Minerals	0.8
Metal-Diversified	0.8
Computer Services	0.8
Cellular Telecom	0.8
Import/Export	0.8
Electric-Generation	0.8
Transport-Rail	0.7
Auto/Truck Parts & Equipment-Original	0.7
Soap & Cleaning Preparation	0.7
Chemicals-Specialty	0.7
Apparel Manufacturers	0.7
Finance-Other Services	0.7
Human Resources	0.7
Medical Instruments	0.7
Rubber-Tires	0.7
E-Commerce/Services	0.6
Retail-Building Products	0.6
Optical Supplies	0.6
Insurance-Reinsurance	0.6
Distribution/Wholesale	0.6
Real Estate Investment Trusts	0.5
Building-Residential/Commercial	0.5
Metal-Copper	0.5
E-Commerce/Products	0.5
Commercial Services-Finance	0.5
Rental Auto/Equipment	0.5
Medical Labs & Testing Services	0.5
Coatings/Paint	0.5
Building & Construction Products-Misc.	0.5
Energy-Alternate Sources	0.5
Food-Confectionery	0.5
Non-Ferrous Metals	0.5%
Investment Management/Advisor Services	0.4
Electric Products-Misc.	0.4
Internet Content-Information/News	0.4
Retail-Jewelry	0.4
Machinery-Material Handling	0.4
Industrial Gases	0.4
Aerospace/Defense-Equipment	0.4
Building Products-Air & Heating	0.4
Textile-Apparel	0.4
Networking Products	0.4
Medical-Biomedical/Gene	0.4
Machinery-Construction & Mining	0.4
Brewery	0.4
Real Estate Operations & Development	0.3
Building-Heavy Construction	0.3
Investment Companies	0.3
Food-Catering	0.3
Wireless Equipment	0.3
Machinery-Farming	0.3
Miscellaneous Manufacturing	0.3
Auto-Heavy Duty Trucks	0.3
Tobacco	0.3
Web Portals/ISP	0.3
Metal Products-Distribution	0.3
Telecommunication Equipment	0.3
Machine Tools & Related Products	0.3
Oil Refining & Marketing	0.3
Food-Flour & Grain	0.3
Machinery-General Industrial	0.3
Paper & Related Products	0.2
Advertising Agencies	0.2
Transport-Services	0.2
Dialysis Centers	0.2
Finance-Investment Banker/Broker	0.2
Hotels/Motels	0.2
Wire & Cable Products	0.2
Private Equity	0.2
Consulting Services	0.2
E-Marketing/Info	0.2
Real Estate Management/Services	0.2
Finance-Mortgage Loan/Banker	0.2
Finance-Leasing Companies	0.2
Oil Companies-Exploration & Production	0.2
Building Products-Cement	0.2
Office Automation & Equipment	0.2
Gambling (Non-Hotel)	0.2
U.S. Government Treasuries	0.1
Advertising Services	0.1
Toys	0.1
Gas-Distribution	0.1
Containers-Paper/Plastic	0.1
Aerospace/Defense	0.1
Steel-Producers	0.1
Athletic Footwear	0.1
Registered Investment Companies	0.1
Food-Dairy Products	0.1
Public Thoroughfares	0.1
Water	0.1
Resorts/Theme Parks	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Industry Allocation* (continued)
Retail-Drug Store	0.1%
Exchange-Traded Funds	0.1
Computer Aided Design	0.1
Metal-Iron	0.1
Footwear & Related Apparel	0.1
Photo Equipment & Supplies	0.1
Publishing-Periodicals	0.1
Electronic Security Devices	0.1
Computer Data Security	0.1
98.1%
Country Allocation*
Japan	20.5%
United Kingdom	16.9
Switzerland	9.8
Germany	8.4
France	7.8
Netherlands	5.0
Australia	4.8
Hong Kong	2.3
Canada	2.3
Norway	2.0
Sweden	2.0
Spain	1.8
United States	1.7
Italy	1.7
Denmark	1.3
Taiwan	1.2
South Korea	1.2
Belgium	1.1
Singapore	1.0
Cayman Islands	1.0
Finland	0.9
Jersey	0.6
Austria	0.5
Israel	0.5
India	0.4
Ireland	0.4
China	0.2
Indonesia	0.2
Brazil	0.2
Luxembourg	0.2
New Zealand	0.1
Portugal	0.1
98.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Australia — 4.8%
Ampol, Ltd.	1,681	$38,200
APA Group	8,290	65,740
Aristocrat Leisure, Ltd.	4,234	114,789
ASX, Ltd.	1,360	82,552
Aurizon Holdings, Ltd.	12,979	35,639
Australia & New Zealand Banking Group, Ltd.	47,822	979,985
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	28,515	1,093,267
BHP Group, Ltd.	46,300	1,803,383
BlueScope Steel, Ltd.	3,473	53,667
Brambles, Ltd.	10,079	74,323
Challenger, Ltd.	53,977	268,801
Cochlear, Ltd.	462	76,969
Coles Group, Ltd.	9,372	124,917
Commonwealth Bank of Australia	11,989	941,409
Computershare, Ltd.	3,818	69,851
Crown Resorts, Ltd.†	2,626	24,959
CSL, Ltd.	3,364	668,080
Dexus†	7,557	61,500
Domino's Pizza Enterprises, Ltd.	427	27,821
Endeavour Group, Ltd.	9,424	51,272
Evolution Mining, Ltd.	12,900	41,916
Fortescue Metals Group, Ltd.	11,898	182,585
Goodman Group	11,813	200,641
GPT Group	13,483	51,863
IDP Education, Ltd.	1,470	34,284
IGO, Ltd.	151,663	1,585,839
Insurance Australia Group, Ltd.	17,320	56,403
Lendlease Corp., Ltd.	4,855	40,351
Macquarie Group, Ltd.	17,397	2,617,007
Medibank Private, Ltd.	19,420	44,468
Mineral Resources, Ltd.	1,194	46,674
Mirvac Group	27,766	51,401
National Australia Bank, Ltd.	22,991	552,289
Newcrest Mining, Ltd.	5,747	114,087
Northern Star Resources, Ltd.	7,794	61,771
Orica, Ltd.	2,869	33,976
Origin Energy, Ltd.	12,374	57,260
Qantas Airways, Ltd.†	6,517	25,038
QBE Insurance Group, Ltd.	10,374	88,414
Ramsay Health Care, Ltd.	1,286	62,282
REA Group, Ltd.	373	37,294
Reece, Ltd.	2,050	28,920
Rio Tinto, Ltd.	6,180	547,445
Santos, Ltd.	22,607	129,995
Scentre Group	270,643	612,916
SEEK, Ltd.	2,369	52,128
Sonic Healthcare, Ltd.	3,201	84,289
South32, Ltd.	206,442	768,751
Stockland	16,773	52,947
Suncorp Group, Ltd.	8,871	73,353
Tabcorp Holdings, Ltd.	15,666	62,124
Telstra Corp., Ltd.	29,115	85,863
Transurban Group	21,568	217,290
Treasury Wine Estates, Ltd.	5,090	43,600
Security Description	Shares	Value (Note 2)
Australia (continued)
Vicinity Centres	27,285	$37,726
Washington H. Soul Pattinson & Co., Ltd.	1,527	32,427
Wesfarmers, Ltd.	7,967	299,356
Westpac Banking Corp.	25,775	464,155
WiseTech Global, Ltd.	1,031	38,841
Woodside Petroleum, Ltd.	6,813	162,554
Woolworths Group, Ltd.	8,515	236,505
Worley, Ltd.	67,711	649,947
		17,324,099
Austria — 0.5%
Erste Group Bank AG	41,222	1,495,053
OMV AG	1,034	49,305
Raiffeisen Bank International AG	1,044	14,758
Verbund AG	478	50,330
voestalpine AG	818	24,299
		1,633,745
Belgium — 1.1%
Ageas SA/NV	1,210	60,894
Anheuser-Busch InBev SA NV	6,102	365,994
Elia Group SA	218	33,274
Etablissements Franz Colruyt NV	376	15,591
Groupe Bruxelles Lambert SA	769	79,749
KBC Group NV	1,757	126,363
Proximus SADP	1,073	19,971
Sofina SA	109	39,528
Solvay SA, Class A	521	51,295
UCB SA	15,661	1,874,817
Umicore SA	31,965	1,380,796
		4,048,272
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	5,000	33,457
Hongkong Land Holdings, Ltd.	8,100	39,513
Jardine Matheson Holdings, Ltd.	1,603	87,922
		160,892
Brazil — 0.2%
B3 SA — Brasil Bolsa Balcao	186,815	616,432
Canada — 2.3%
Canadian National Railway Co.	11,922	1,599,264
Definity Financial Corp.	5,867	149,849
Element Fleet Management Corp.	71,079	687,962
Magna International, Inc.	14,050	903,555
Manulife Financial Corp.	30,861	658,124
National Bank of Canada	15,771	1,208,923
Sun Life Financial, Inc.	23,274	1,299,464
Toronto-Dominion Bank	20,914	1,659,369
		8,166,510
Cayman Islands — 1.0%
Alibaba Group Holding, Ltd.†	58,124	795,560
Alibaba Group Holding, Ltd. ADR†	1,483	161,351
Budweiser Brewing Co. APAC, Ltd.*	12,100	32,112
Chow Tai Fook Jewellery Group, Ltd.	14,000	25,357
CK Asset Holdings, Ltd.	14,360	98,147
CK Hutchison Holdings, Ltd.	18,860	138,275

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
ESR Cayman, Ltd.†*	13,800	$42,722
Futu Holdings, Ltd. ADR†	359	11,689
Grab Holdings, Ltd., Class A†	7,626	26,691
JD.com, Inc., Class A Lock-Up Shares†(2)	799	23,271
Kingdee International Software Group Co., Ltd.†	226,000	498,720
Melco Resorts & Entertainment, Ltd. ADR†	1,512	11,552
Sands China, Ltd.†	16,800	40,321
Sea, Ltd. ADR†	2,215	265,335
SITC International Holdings Co., Ltd.	10,000	35,300
Tencent Holdings, Ltd.	19,200	905,767
WH Group, Ltd.*	58,500	36,802
Wharf Real Estate Investment Co., Ltd.	12,000	59,300
Xinyi Glass Holdings, Ltd.	13,000	31,230
XP, Inc., Class A†	12,834	386,303
		3,625,805
China — 0.2%
PICC Property & Casualty Co., Ltd.	532,000	542,837
Ping An Insurance Group Co. of China, Ltd.	40,000	282,223
		825,060
Denmark — 1.3%
Ambu A/S, Class B	1,181	17,344
AP Moller — Maersk A/S, Series A	23	67,968
AP Moller — Maersk A/S, Series B	40	120,566
Carlsberg A/S, Class B	705	86,077
Chr. Hansen Holding A/S	743	54,601
Coloplast A/S, Class B	835	126,463
Danske Bank A/S	4,846	80,087
Demant A/S†	762	34,470
DSV A/S	1,433	274,013
Genmab A/S†	1,358	491,951
GN Store Nord A/S	877	42,798
Novo Nordisk A/S, Class B	11,832	1,310,355
Novozymes A/S, Class B	1,446	98,967
Orsted A/S*	1,329	167,350
Pandora A/S	702	66,416
ROCKWOOL International A/S, Class B	59	19,487
Tryg A/S	2,530	61,339
Vestas Wind Systems A/S	55,460	1,637,464
		4,757,716
Finland — 0.9%
Elisa Oyj	999	60,209
Fortum Oyj	3,121	56,657
Kesko Oyj, Class B	1,919	52,966
Kone Oyj, Class B	2,388	125,073
Neste Oyj	2,973	135,440
Nokia Oyj†	37,882	208,536
Nordea Bank Abp	22,524	231,946
Security Description	Shares	Value (Note 2)
Finland (continued)
Orion Oyj, Class B	748	$33,942
Sampo Oyj, Class A	25,657	1,252,368
Stora Enso Oyj, Class R	43,103	843,367
UPM-Kymmene Oyj	3,750	122,365
Wartsila Oyj Abp	3,338	30,487
		3,153,356
France — 7.8%
Accor SA†	1,198	38,392
Aeroports de Paris†	209	31,300
Air Liquide SA	8,028	1,404,412
Alstom SA	2,229	51,960
Amundi SA*	9,796	668,413
Arkema SA	431	51,419
AXA SA	71,633	2,091,964
BioMerieux	292	31,123
BNP Paribas SA	19,214	1,093,992
Bollore SE	6,233	32,557
Bouygues SA	1,611	56,161
Bureau Veritas SA	2,066	59,012
Capgemini SE	1,127	250,693
Carrefour SA	4,361	94,606
Cie de Saint-Gobain	3,555	211,558
Cie Generale des Etablissements Michelin SCA	1,193	161,166
CNP Assurances	1,210	29,174
Covivio	367	29,118
Credit Agricole SA	8,690	103,821
Danone SA	4,590	252,853
Dassault Aviation SA	177	28,140
Dassault Systemes SE	4,671	230,163
Edenred	1,757	86,858
Eiffage SA	586	60,064
Electricite de France SA	3,334	31,411
Engie SA	96,101	1,259,731
EssilorLuxottica SA	12,078	2,204,779
Eurazeo SE	280	23,532
Faurecia SE	852	22,040
Gecina SA	324	40,767
Getlink SE	3,092	55,685
Hermes International	223	316,299
Ipsen SA	3,611	451,081
Kering SA	1,350	852,792
Klepierre SA	1,430	38,021
L'Oreal SA	4,583	1,834,418
La Francaise des Jeux SAEM*	673	26,676
Legrand SA	16,600	1,578,112
LVMH Moet Hennessy Louis Vuitton SE	1,951	1,389,248
Orange SA	14,017	165,747
Orpea SA	365	15,752
Pernod Ricard SA	1,472	322,842
Publicis Groupe SA	1,602	97,316
Remy Cointreau SA	159	32,759
Renault SA†	1,355	35,419
Safran SA	7,373	866,550
Sanofi	26,754	2,728,487

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Sartorius Stedim Biotech	194	$79,510
Schneider Electric SE	14,977	2,500,507
SEB SA	195	27,201
Societe Generale SA	5,696	152,378
Sodexo SA	621	50,415
Teleperformance	1,915	730,229
Thales SA	749	94,580
TotalEnergies SE	43,412	2,202,670
Ubisoft Entertainment SA†	660	29,055
Valeo	1,619	29,746
Veolia Environnement SA	4,606	146,974
Vinci SA	3,783	386,765
Vivendi SE	5,461	71,274
Wendel SE	189	19,230
Worldline SA†*	1,675	72,617
		28,131,534
Germany — 8.4%
adidas AG	1,338	312,445
Allianz SE	2,870	685,340
BASF SE	16,273	927,964
Bayer AG	23,629	1,616,630
Bayerische Motoren Werke AG	16,806	1,455,640
Bayerische Motoren Werke AG (Preference Shares)	407	31,538
Bechtle AG	577	32,562
Beiersdorf AG	708	74,398
Brenntag SE	1,085	87,732
Carl Zeiss Meditec AG	283	45,888
Commerzbank AG†	7,040	53,753
Continental AG†	774	55,829
Covestro AG*	10,571	534,133
Daimler Truck Holding AG†	26,593	738,781
Delivery Hero SE†*	1,146	50,480
Deutsche Bank AG†	14,521	185,420
Deutsche Boerse AG	1,335	239,818
Deutsche Lufthansa AG†	4,215	34,171
Deutsche Post AG	6,965	334,449
Deutsche Telekom AG	22,773	425,334
E.ON SE	15,775	183,458
Evonik Industries AG	1,479	41,120
Evotec SE†	9,690	292,852
Fresenius Medical Care AG & Co. KGaA	1,441	96,637
Fresenius SE & Co. KGaA	21,425	788,358
Fuchs Petrolub SE (Preference Shares)	490	17,801
GEA Group AG	1,082	44,704
Hannover Rueck SE	424	72,214
HeidelbergCement AG	1,047	59,879
HelloFresh SE†	1,162	52,507
Henkel AG & Co. KGaA	730	48,387
Henkel AG & Co. KGaA (Preference Shares)	1,252	83,849
Infineon Technologies AG	45,393	1,550,780
KION Group AG	10,699	711,497
Knorr-Bremse AG	13,448	1,033,176
Security Description	Shares	Value (Note 2)
Germany (continued)
LANXESS AG	576	$25,473
LEG Immobilien SE	513	58,586
Mercedes-Benz Group AG	14,561	1,022,716
Merck KGaA	4,667	977,404
MTU Aero Engines AG	376	87,362
Muenchener Rueckversicherungs- Gesellschaft AG	6,927	1,855,510
Nemetschek SE	407	39,481
Porsche Automobil Holding SE (Preference Shares)	1,076	104,243
Puma SE	742	63,333
Rational AG	36	24,980
RWE AG	4,513	196,850
SAP SE	35,181	3,925,612
Sartorius AG (Preference Shares)	184	81,716
Scout24 SE*	588	33,730
Siemens AG	36,957	5,120,843
Siemens Energy AG	2,808	64,159
Siemens Healthineers AG*	16,445	1,019,732
Stroeer SE & Co. KGaA	4,870	336,389
Symrise AG	933	112,009
Telefonica Deutschland Holding AG	7,341	20,051
Uniper SE	645	16,589
United Internet AG	684	23,525
Volkswagen AG	228	56,808
Volkswagen AG (Preference Shares)	1,304	225,483
Vonovia SE	5,184	242,389
Zalando SE†*	28,456	1,444,460
		30,178,957
Hong Kong — 2.3%
AIA Group, Ltd.	330,600	3,461,195
Beijing Enterprises Holdings, Ltd.	65,000	205,482
BOC Hong Kong Holdings, Ltd.	434,500	1,634,946
CLP Holdings, Ltd.	12,000	116,939
Galaxy Entertainment Group, Ltd.	16,000	95,093
Hang Lung Properties, Ltd.	15,000	30,179
Hang Seng Bank, Ltd.	5,400	103,871
Henderson Land Development Co., Ltd.	11,062	45,924
Hong Kong & China Gas Co., Ltd.	78,533	94,995
Hong Kong Exchanges & Clearing, Ltd.	24,963	1,176,431
Link REIT	14,700	125,294
MTR Corp., Ltd.	11,500	62,063
New World Development Co., Ltd.	11,000	44,666
Power Assets Holdings, Ltd.	10,000	65,137
Sino Land Co., Ltd.	24,000	30,986
Sun Hung Kai Properties, Ltd.	9,500	113,165
Swire Pacific, Ltd., Class A	3,500	21,358
Swire Properties, Ltd.	8,200	20,331
Techtronic Industries Co., Ltd.	56,500	910,203
		8,358,258

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
India — 0.4%
HDFC Bank, Ltd. ADR	14,985	$919,030
Housing Development Finance Corp., Ltd.	18,602	581,160
		1,500,190
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,420,600	787,068
Ireland — 0.4%
CRH PLC	5,428	217,335
DCC PLC	7,287	564,778
Flutter Entertainment PLC†	1,171	134,321
James Hardie Industries PLC CDI	3,127	94,103
Kerry Group PLC, Class A	1,118	124,918
Kingspan Group PLC	1,083	105,259
Smurfit Kappa Group PLC	1,732	76,767
		1,317,481
Isle of Man — 0.0%
Entain PLC†	4,120	88,368
Israel — 0.5%
Azrieli Group, Ltd.	300	26,321
Bank Hapoalim BM	7,982	78,698
Bank Leumi Le-Israel BM	10,208	109,583
Check Point Software Technologies, Ltd.†	710	98,165
CyberArk Software, Ltd.†	273	46,069
Elbit Systems, Ltd.	186	40,718
Fiverr International, Ltd.†	192	14,605
ICL Group, Ltd.	4,962	58,992
Inmode, Ltd.†	384	14,173
Israel Discount Bank, Ltd., Class A	8,179	50,820
Kornit Digital, Ltd.†	288	23,815
Mizrahi Tefahot Bank, Ltd.	990	38,511
NICE, Ltd.†	444	97,196
NICE, Ltd. ADR†	3,760	823,440
Teva Pharmaceutical Industries, Ltd. ADR†	7,718	72,472
Wix.com, Ltd.†	363	37,919
		1,631,497
Italy — 1.7%
Amplifon SpA	878	39,204
Assicurazioni Generali SpA	7,776	177,927
Atlantia SpA†	3,481	72,390
DiaSorin SpA	178	27,872
Enel SpA	57,145	381,617
Eni SpA	17,733	259,985
FinecoBank Banca Fineco SpA	72,324	1,098,441
Infrastrutture Wireless Italiane SpA*	2,370	26,578
Intesa Sanpaolo SpA	896,223	2,048,504
Mediobanca Banca di Credito Finanziario SpA	4,380	44,378
Moncler SpA	11,983	667,330
Nexi SpA†*	3,683	42,543
Poste Italiane SpA*	3,685	41,803
Prysmian SpA	22,703	773,344
Security Description	Shares	Value (Note 2)
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	738	$37,101
Snam SpA	14,168	81,820
Telecom Italia SpA	70,263	25,800
Terna — Rete Elettrica Nazionale SpA	9,886	85,026
UniCredit SpA	14,859	160,432
		6,092,095
Japan — 20.5%
Advantest Corp.	1,500	117,655
Aeon Co., Ltd.	4,600	98,135
AGC, Inc.	1,400	55,953
Aisin Corp.	1,100	37,584
Ajinomoto Co., Inc.	3,300	93,710
ANA Holdings, Inc.†	1,200	25,053
Asahi Group Holdings, Ltd.	3,200	116,171
Asahi Intecc Co., Ltd.	1,600	31,307
Asahi Kasei Corp.	68,800	595,553
Astellas Pharma, Inc.	95,900	1,503,359
Azbil Corp.	900	29,977
Bandai Namco Holdings, Inc.	1,500	113,632
Benefit One, Inc.	600	12,562
Bridgestone Corp.	48,000	1,857,670
Brother Industries, Ltd.	1,700	30,957
Canon, Inc.	7,000	170,399
Capcom Co., Ltd.	1,300	31,438
Central Japan Railway Co.	4,700	612,588
Chiba Bank, Ltd.	3,700	21,809
Chubu Electric Power Co., Inc.	4,500	46,623
Chugai Pharmaceutical Co., Ltd.	4,700	157,184
Concordia Financial Group, Ltd.	7,700	28,725
Cosmos Pharmaceutical Corp.	156	18,949
CyberAgent, Inc.	53,904	668,341
Dai Nippon Printing Co., Ltd.	1,600	37,579
Dai-ichi Life Holdings, Inc.	7,100	144,442
Daifuku Co., Ltd.	11,248	803,527
Daiichi Sankyo Co., Ltd.	12,300	269,843
Daikin Industries, Ltd.	6,800	1,238,109
Daito Trust Construction Co., Ltd.	500	53,050
Daiwa House Industry Co., Ltd.	3,900	101,890
Daiwa House REIT Investment Corp.	16	43,055
Daiwa Securities Group, Inc.	10,200	57,755
Denso Corp.	11,100	708,307
Dentsu Group, Inc.	1,600	65,429
Disco Corp.	5,500	1,534,177
East Japan Railway Co.	2,200	127,688
Eisai Co., Ltd.	1,700	78,783
Electric Power Development Co., Ltd.	20,500	293,655
ENEOS Holdings, Inc.	21,550	80,996
FANUC Corp.	1,400	246,202
Fast Retailing Co., Ltd.	400	205,491
Fuji Electric Co., Ltd.	900	44,887
FUJIFILM Holdings Corp.	2,500	152,942
Fujitsu, Ltd.	1,400	208,715
GLP J-REIT	30	45,662

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
GMO Payment Gateway, Inc.	300	$30,627
Hakuhodo DY Holdings, Inc.	1,700	21,363
Hamamatsu Photonics KK	11,100	590,760
Hankyu Hanshin Holdings, Inc.	1,700	49,173
Hikari Tsushin, Inc.	200	22,780
Hino Motors, Ltd.	2,100	12,287
Hirose Electric Co., Ltd.	225	32,694
Hitachi Construction Machinery Co., Ltd.	800	20,730
Hitachi Metals, Ltd.†	1,600	26,771
Hitachi, Ltd.	6,800	340,738
Honda Motor Co., Ltd.	21,500	610,949
Hoshizaki Corp.	400	27,435
Hoya Corp.	2,600	296,690
Hulic Co., Ltd.	2,700	24,242
Ibiden Co., Ltd.	800	39,242
Idemitsu Kosan Co., Ltd.	1,479	40,804
Iida Group Holdings Co., Ltd.	1,100	19,041
Inpex Corp.	7,200	85,496
Isuzu Motors, Ltd.	4,100	52,969
Ito En, Ltd.	419	20,559
ITOCHU Corp.	8,400	284,945
Itochu Techno-Solutions Corp.	700	17,879
Japan Airlines Co., Ltd.†	1,100	20,473
Japan Exchange Group, Inc.	3,600	67,078
Japan Metropolitan Fund Investment Corp.	49	41,405
Japan Post Bank Co., Ltd.	2,900	23,357
Japan Post Holdings Co., Ltd.	17,200	126,341
Japan Post Insurance Co., Ltd.	1,500	26,239
Japan Real Estate Investment Corp.	9	47,160
Japan Tobacco, Inc.	8,500	145,504
JFE Holdings, Inc.	3,500	49,255
JSR Corp.	1,500	44,228
Kajima Corp.	3,200	38,971
Kakaku.com, Inc.	1,000	22,366
Kansai Electric Power Co., Inc.	5,000	47,174
Kansai Paint Co., Ltd.	1,300	20,887
Kao Corp.	3,400	139,576
KDDI Corp.	41,900	1,376,260
Keio Corp.	800	31,232
Keisei Electric Railway Co., Ltd.	900	25,048
Keyence Corp.	4,200	1,952,697
Kikkoman Corp.	1,100	72,854
Kintetsu Group Holdings Co., Ltd.	1,300	37,192
Kirin Holdings Co., Ltd.	26,400	394,831
Kobayashi Pharmaceutical Co., Ltd.	399	31,987
Kobe Bussan Co., Ltd.	964	29,612
Koei Tecmo Holdings Co, Ltd.	390	12,754
Koito Manufacturing Co., Ltd.	800	32,387
Komatsu, Ltd.	6,100	146,374
Konami Holdings Corp.	700	44,245
Kose Corp.	240	25,101
Kubota Corp.	53,800	1,008,641
Kurita Water Industries, Ltd.	700	25,837
Kyocera Corp.	2,300	129,280
Security Description	Shares	Value (Note 2)
Japan (continued)
Kyowa Kirin Co., Ltd.	2,000	$46,401
Lasertec Corp.†	590	99,193
Lawson, Inc.	400	15,288
Lion Corp.	1,600	17,836
LIXIL Corp.	1,900	35,357
M3, Inc.	3,100	112,194
Makita Corp.	1,600	51,246
Marubeni Corp.	10,900	127,165
Mazda Motor Corp.	4,000	29,590
McDonald's Holdings Co. Japan, Ltd.	600	24,991
Medipal Holdings Corp.	1,300	21,424
MEIJI Holdings Co., Ltd.	900	48,810
Mercari, Inc.†	800	20,746
Minebea Mitsumi, Inc.	2,600	56,638
MISUMI Group, Inc.	32,300	961,044
Mitsubishi Chemical Holdings Corp.	9,000	59,885
Mitsubishi Corp.	26,600	1,002,237
Mitsubishi Electric Corp.	94,300	1,085,373
Mitsubishi Estate Co., Ltd.	8,400	124,929
Mitsubishi Gas Chemical Co., Inc.	1,200	20,374
Mitsubishi HC Capital, Inc.	59,700	277,864
Mitsubishi Heavy Industries, Ltd.	2,300	75,746
Mitsubishi UFJ Financial Group, Inc.	546,500	3,392,221
Mitsui & Co., Ltd.	10,900	296,913
Mitsui Chemicals, Inc.	1,300	32,748
Mitsui Fudosan Co., Ltd.	48,200	1,031,238
Mitsui OSK Lines, Ltd.	2,400	66,626
Miura Co., Ltd.	686	16,919
Mizuho Financial Group, Inc.	16,940	216,831
MonotaRO Co., Ltd.	1,800	38,573
MS&AD Insurance Group Holdings, Inc.	3,200	103,969
Murata Manufacturing Co., Ltd.	31,600	2,088,939
Nabtesco Corp.	35,900	950,971
NEC Corp.	1,800	75,513
Nexon Co., Ltd.	3,500	83,753
NGK Insulators, Ltd.	1,900	27,126
Nidec Corp.	3,200	253,522
Nihon M&A Center Holdings, Inc.	2,240	31,128
Nintendo Co., Ltd.	800	403,650
Nippon Building Fund, Inc.	11	62,466
Nippon Express Holdings, Inc.	562	38,631
Nippon Paint Holdings Co., Ltd.	5,900	51,773
Nippon Prologis REIT, Inc.	15	43,872
Nippon Sanso Holdings Corp.	1,100	20,902
Nippon Shinyaku Co., Ltd.	400	27,197
Nippon Steel Corp.	6,100	108,139
Nippon Telegraph & Telephone Corp.	82,600	2,400,096
Nippon Yusen KK	1,200	104,871
Nissan Chemical Corp.	900	52,822
Nissan Motor Co., Ltd.†	16,300	72,562
Nisshin Seifun Group, Inc.	1,400	19,545
Nissin Foods Holdings Co., Ltd.	500	35,111
Nitori Holdings Co., Ltd.	600	75,349
Nitto Denko Corp.	1,000	71,667
Nomura Holdings, Inc.	21,600	90,514
Nomura Real Estate Holdings, Inc.	900	21,553

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Nomura Real Estate Master Fund, Inc.	30	$39,665
Nomura Research Institute, Ltd.	2,500	81,763
NTT Data Corp.	73,400	1,439,642
Obayashi Corp.	4,600	33,824
OBIC Co., Ltd.	500	74,919
Odakyu Electric Railway Co., Ltd.	2,200	36,531
Oji Holdings Corp.	5,700	28,338
Olympus Corp.	7,800	148,187
Omron Corp.	6,700	446,707
Ono Pharmaceutical Co., Ltd.	2,600	65,298
Open House Group Co., Ltd.	600	26,550
Oracle Corp. Japan	300	20,834
Oriental Land Co., Ltd.	1,500	286,382
ORIX Corp.	8,500	169,651
Orix JREIT, Inc.	19	25,758
Osaka Gas Co., Ltd.	2,600	44,637
Otsuka Corp.	800	28,409
Otsuka Holdings Co., Ltd.	18,000	622,663
Pan Pacific International Holdings Corp.	2,900	46,512
Panasonic Holdings Corp.	79,100	766,015
Persol Holdings Co., Ltd.	1,301	29,163
Pola Orbis Holdings, Inc.	7,644	99,463
Rakuten Group, Inc.	6,100	48,089
Recruit Holdings Co., Ltd.	54,000	2,363,972
Renesas Electronics Corp.†	40,821	472,347
Resona Holdings, Inc.	14,500	62,092
Ricoh Co., Ltd.	4,700	40,776
Rinnai Corp.	300	22,461
Rohm Co., Ltd.	600	46,633
Ryohin Keikaku Co., Ltd.	1,900	22,158
Santen Pharmaceutical Co., Ltd.	2,500	25,026
SBI Holdings, Inc.	1,800	45,489
SCSK Corp.	1,124	19,262
Secom Co., Ltd.	1,500	108,685
Seiko Epson Corp.	2,000	29,986
Sekisui Chemical Co., Ltd.	64,800	928,098
Sekisui House, Ltd.	4,300	83,375
Seven & i Holdings Co., Ltd.	27,600	1,313,214
SG Holdings Co., Ltd.	2,344	44,175
Sharp Corp.	1,600	14,984
Shimadzu Corp.	1,700	58,539
Shimano, Inc.	500	114,368
Shimizu Corp.	3,800	22,838
Shin-Etsu Chemical Co., Ltd.	2,500	380,963
Shionogi & Co., Ltd.	1,900	116,686
Shiseido Co., Ltd.	2,800	141,907
Shizuoka Bank, Ltd.	3,200	22,599
SMC Corp.	3,600	2,010,648
SoftBank Corp.	20,200	236,093
SoftBank Group Corp.	16,100	724,132
Sohgo Security Services Co., Ltd.	500	16,328
Sompo Holdings, Inc.	2,300	101,171
Sony Group Corp.	43,400	4,479,357
Square Enix Holdings Co., Ltd.	600	26,560
Stanley Electric Co., Ltd.	15,900	300,269
Security Description	Shares	Value (Note 2)
Japan (continued)
Subaru Corp.	4,300	$68,310
SUMCO Corp.	2,412	39,575
Sumitomo Pharma Co., Ltd.	1,300	12,838
Sumitomo Chemical Co., Ltd.	10,500	48,133
Sumitomo Corp.	47,100	816,734
Sumitomo Electric Industries, Ltd.	5,300	63,033
Sumitomo Metal Mining Co., Ltd.	1,800	90,887
Sumitomo Mitsui Financial Group, Inc.	9,200	293,611
Sumitomo Mitsui Trust Holdings, Inc.	14,100	460,640
Sumitomo Realty & Development Co., Ltd.	2,300	63,574
Sumitomo Rubber Industries, Ltd.	16,100	147,714
Suntory Beverage & Food, Ltd.	1,000	38,132
Suzuki Motor Corp.	15,000	514,174
Sysmex Corp.	1,200	87,137
T&D Holdings, Inc.	3,700	50,197
Taisei Corp.	1,400	40,471
Taisho Pharmaceutical Holdings Co., Ltd.	300	13,915
Takeda Pharmaceutical Co., Ltd.	11,100	317,680
TDK Corp.	2,700	97,486
TechnoPro Holdings, Inc.	23,700	636,747
Terumo Corp.	37,900	1,147,830
THK Co., Ltd.	12,700	280,126
TIS, Inc.	1,552	36,300
Tobu Railway Co., Ltd.	1,400	34,062
Toho Co., Ltd.	800	30,247
Tokio Marine Holdings, Inc.	45,400	2,640,563
Tokyo Century Corp.	300	11,008
Tokyo Electric Power Co. Holdings, Inc.†	10,800	35,707
Tokyo Electron, Ltd.	3,000	1,540,423
Tokyo Gas Co., Ltd.	2,600	47,628
Tokyu Corp.	3,600	46,759
Toppan, Inc.	1,900	33,566
Toray Industries, Inc.	9,700	50,557
Toshiba Corp.	2,800	106,248
Tosoh Corp.	7,100	104,997
TOTO, Ltd.	1,000	40,168
Toyo Suisan Kaisha, Ltd.	700	25,032
Toyota Industries Corp.	1,100	75,713
Toyota Motor Corp.	268,700	4,813,359
Toyota Tsusho Corp.	1,600	65,835
Trend Micro, Inc.	1,000	58,374
Tsuruha Holdings, Inc.	287	18,227
Unicharm Corp.	2,900	103,132
USS Co., Ltd.	1,600	26,912
Welcia Holdings Co., Ltd.	10,000	246,047
West Japan Railway Co.	1,600	66,410
Yakult Honsha Co., Ltd.	900	48,037
Yamaha Corp.	1,000	43,608
Yamaha Motor Co., Ltd.	2,200	49,304
Yamato Holdings Co., Ltd.	2,100	39,313
Yaskawa Electric Corp.	1,800	70,301
Yokogawa Electric Corp.	1,700	29,002

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Z Holdings Corp.	99,300	$431,148
ZOZO, Inc.	930	24,707
		73,969,908
Jersey — 0.6%
Amcor PLC CDI	36,180	411,784
Experian PLC	6,483	250,017
Ferguson PLC	1,553	210,804
Glencore PLC	69,675	452,802
WPP PLC	70,686	925,013
		2,250,420
Luxembourg — 0.2%
ArcelorMittal SA	4,488	144,259
Aroundtown SA	7,045	40,468
Eurofins Scientific SE	944	93,581
InPost SA†	1,410	8,863
Samsonite International SA†*	122,700	275,742
Tenaris SA	3,330	50,188
		613,101
Netherlands — 5.0%
Aalberts NV	15,848	819,076
ABN AMRO Bank NV CVA*	2,982	38,149
Adyen NV†*	709	1,400,679
Aegon NV	12,579	66,385
AerCap Holdings NV†	946	47,565
Airbus SE†	4,143	500,779
Akzo Nobel NV	19,178	1,647,700
Argenx SE†	322	101,252
ASM International NV	329	119,263
ASML Holding NV	9,775	6,519,919
CNH Industrial NV	7,189	113,831
Davide Campari-Milano NV	3,686	42,875
Euronext NV*	603	54,755
EXOR NV	762	58,119
Ferrari NV	886	193,753
Heineken Holding NV	810	63,396
Heineken NV	1,821	173,612
IMCD NV	401	68,181
ING Groep NV	122,815	1,283,512
JDE Peet's NV	707	20,227
Just Eat Takeaway.com NV†*	1,269	42,595
Koninklijke Ahold Delhaize NV	7,347	236,178
Koninklijke DSM NV	1,228	219,467
Koninklijke KPN NV	23,623	82,043
Koninklijke Philips NV	32,123	982,739
NN Group NV	1,898	95,661
NXP Semiconductors NV	5,679	1,051,069
Prosus NV	6,556	347,057
QIAGEN NV†	1,621	79,568
Randstad NV	840	50,419
Stellantis NV (Borsa Italiana)	14,306	231,993
Stellantis NV (Euronext Paris)	39,580	640,500
STMicroelectronics NV	4,798	208,431
Security Description	Shares	Value (Note 2)
Netherlands (continued)
Universal Music Group NV	5,096	$135,287
Wolters Kluwer NV	1,844	196,293
		17,932,328
New Zealand — 0.1%
Auckland International Airport, Ltd.†	8,827	47,733
Fisher & Paykel Healthcare Corp., Ltd.	4,054	68,121
Mercury NZ, Ltd.	4,804	19,736
Meridian Energy, Ltd.	9,034	31,492
Ryman Healthcare, Ltd.	2,997	19,423
Spark New Zealand, Ltd.	13,166	41,714
Xero, Ltd.†	941	71,273
		299,492
Norway — 2.0%
Adevinta ASA†	2,048	18,660
Aker BP ASA	888	33,088
DNB Bank ASA	104,400	2,363,659
Equinor ASA	98,954	3,713,065
Gjensidige Forsikring ASA	1,410	34,980
Mowi ASA	3,088	83,247
Norsk Hydro ASA	9,449	92,073
Orkla ASA	5,277	46,930
Schibsted ASA, Class A	516	12,675
Schibsted ASA, Class B	687	14,629
Storebrand ASA	82,030	819,742
Telenor ASA	4,916	70,656
Yara International ASA	1,165	58,095
		7,361,499
Portugal — 0.1%
Banco Espirito Santo SA†(1)	59,101	0
EDP — Energias de Portugal SA	19,538	96,233
Galp Energia SGPS SA	3,535	44,735
Jeronimo Martins SGPS SA	1,993	47,746
		188,714
Singapore — 1.0%
Ascendas Real Estate Investment Trust	23,600	50,891
CapitaLand Integrated Commercial Trust	34,192	56,624
Capitaland Investment, Ltd.†	18,500	54,235
City Developments, Ltd.	2,900	16,788
DBS Group Holdings, Ltd.	33,200	872,839
Genting Singapore, Ltd.	42,600	25,518
Keppel Corp., Ltd.	10,300	48,633
Mapletree Commercial Trust	15,200	21,140
Mapletree Logistics Trust	21,911	29,810
Oversea-Chinese Banking Corp., Ltd.	23,800	216,319
Singapore Airlines, Ltd.†	9,400	37,942
Singapore Exchange, Ltd.	5,700	41,799
Singapore Technologies Engineering, Ltd.	10,900	33,041
Singapore Telecommunications, Ltd.	58,010	112,664
United Overseas Bank, Ltd.	50,400	1,182,185
UOL Group, Ltd.	3,300	17,106

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Singapore (continued)
Venture Corp., Ltd.	2,048	$26,419
Wilmar International, Ltd.	242,400	840,522
		3,684,475
South Korea — 1.2%
KT Corp.	12,236	359,387
NAVER Corp.	2,017	564,000
Samsung Electronics Co., Ltd.	34,614	1,977,416
Samsung SDI Co., Ltd.	2,551	1,244,747
		4,145,550
Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	1,638	44,030
Aena SME SA†*	527	87,301
Amadeus IT Group SA†	9,794	637,942
Banco Bilbao Vizcaya Argentaria SA	205,832	1,176,900
Banco Santander SA	121,836	413,385
CaixaBank SA	31,149	104,984
Cellnex Telecom SA*	16,795	805,019
EDP Renovaveis SA	2,025	52,156
Enagas SA	1,755	38,998
Endesa SA	2,231	48,687
Ferrovial SA	3,408	90,223
Grifols SA	2,104	38,060
Iberdrola SA	230,801	2,512,119
Industria de Diseno Textil SA	7,664	166,760
Naturgy Energy Group SA	1,368	40,852
Red Electrica Corp. SA	3,041	62,455
Repsol SA	10,195	134,055
Siemens Gamesa Renewable Energy SA†	1,681	29,510
Telefonica SA	37,023	179,706
		6,663,142
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	18,500	18,059
HKT Trust & HKT, Ltd.	27,000	37,055
Unibail-Rodamco-Westfield†	840	62,843
		117,957
Sweden — 2.0%
Alfa Laval AB	2,214	76,137
Assa Abloy AB, Class B	7,042	189,877
Atlas Copco AB, Class A	4,718	244,857
Atlas Copco AB, Class B	2,741	124,305
Boliden AB	1,922	97,466
Electrolux AB, Class B	1,591	24,072
Elekta AB, Series B	39,083	306,668
Embracer Group AB†	3,931	32,943
Epiroc AB, Class A	4,638	99,247
Epiroc AB, Class B	2,739	49,303
EQT AB	2,082	81,532
Essity AB, Class B	4,283	100,914
Evolution AB*	1,209	123,384
Fastighets AB Balder, Class B†	739	48,358
Getinge AB, Class B	1,610	64,086
Security Description	Shares	Value (Note 2)
Sweden (continued)
Hennes & Mauritz AB, Class B	5,131	$68,523
Hexagon AB, Class B	13,676	191,870
Husqvarna AB, Class B	2,951	30,758
Industrivarden AB, Class A	916	26,034
Industrivarden AB, Class C	1,142	31,869
Investment AB Latour, Class B	1,044	33,164
Investor AB, Class A	3,510	81,547
Investor AB, Class B	12,802	278,008
Kinnevik AB, Class B†	1,706	44,400
L E Lundbergforetagen AB, Class B	536	27,228
Lifco AB	1,641	41,644
Lundin Energy AB	1,406	59,607
Nibe Industrier AB, Class B	10,039	110,639
Sagax AB, Class B	1,133	34,274
Sandvik AB	43,553	924,648
Securitas AB, Class B	2,208	24,877
Sinch AB†*	3,676	24,891
Skandinaviska Enskilda Banken AB, Class A	11,435	123,819
Skanska AB, Class B	2,390	53,468
SKF AB, Class B	2,691	43,742
Svenska Cellulosa AB SCA, Class B	4,257	82,657
Svenska Handelsbanken AB, Class A	179,441	1,651,426
Swedbank AB, Class A	6,362	94,946
Swedish Match AB	11,101	83,502
Tele2 AB, Class B	3,532	53,322
Telefonaktiebolaget LM Ericsson, Class B	123,052	1,125,923
Telia Co. AB	18,677	74,794
Volvo AB, Class A	1,414	27,028
Volvo AB, Class B	10,045	187,354
		7,299,111
Switzerland — 9.8%
ABB, Ltd.	43,723	1,414,594
Adecco Group AG	1,123	50,828
Alcon, Inc.	21,499	1,698,273
Bachem Holding AG	43	23,596
Baloise Holding AG	322	57,379
Barry Callebaut AG	261	611,168
Chocoladefabriken Lindt & Spruengli AG	1	120,794
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	75	889,412
Cie Financiere Richemont SA	10,825	1,373,135
Clariant AG	1,521	26,338
Coca-Cola HBC AG	1,414	29,488
Credit Suisse Group AG	18,624	146,945
EMS-Chemie Holding AG	49	47,404
Geberit AG	252	155,133
Givaudan SA	65	267,569
Holcim, Ltd.	3,679	179,615
Julius Baer Group, Ltd.	13,675	793,242
Kuehne & Nagel International AG	381	107,955
Logitech International SA	1,216	90,119
Lonza Group AG	1,805	1,307,692
Nestle SA	81,100	10,528,468

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	35,305	$3,096,300
Partners Group Holding AG	159	197,536
Roche Holding AG (BR)	225	98,375
Roche Holding AG (NES)	18,846	7,453,128
Schindler Holding AG (Participation Certificate)	286	60,976
Schindler Holding AG	141	29,896
SGS SA	42	116,702
Sika AG	3,073	1,012,421
Sonova Holding AG	377	157,247
Straumann Holding AG	73	116,811
Swatch Group AG (TRQX)	371	20,144
Swatch Group AG (XEGT)	204	57,968
Swiss Life Holding AG	222	141,700
Swiss Prime Site AG	534	52,641
Swiss Re AG	2,119	201,640
Swisscom AG	182	109,271
Temenos AG	473	45,321
UBS Group AG	24,712	482,798
VAT Group AG*	190	72,447
Vifor Pharma AG	343	60,846
Zurich Insurance Group AG	3,436	1,694,046
		35,197,361
Taiwan — 1.2%
Largan Precision Co., Ltd.	3,000	196,310
Taiwan Semiconductor Manufacturing Co., Ltd.	194,000	4,010,840
		4,207,150
United Kingdom — 16.9%
3i Group PLC	6,838	123,692
Abrdn PLC	15,378	43,041
Admiral Group PLC	1,368	45,827
Anglo American PLC	8,988	463,569
Antofagasta PLC	86,668	1,892,503
Ashtead Group PLC	17,080	1,076,691
ASOS PLC†	16,291	343,102
Associated British Foods PLC	2,503	54,359
AstraZeneca PLC	34,567	4,583,970
AstraZeneca PLC ADR	22,672	1,504,060
Auto Trader Group PLC*	6,679	55,290
AVEVA Group PLC	849	27,106
Aviva PLC	26,629	157,189
BAE Systems PLC	22,288	210,097
Barclays PLC	409,953	796,379
Barratt Developments PLC	7,181	48,994
Berkeley Group Holdings PLC	791	38,501
BP PLC	138,730	677,978
Bridgepoint Group PLC†*	61,563	282,927
British American Tobacco PLC	15,316	640,613
British Land Co. PLC	6,208	42,999
BT Group PLC	62,723	149,494
Bunzl PLC	40,943	1,591,875
Burberry Group PLC	49,757	1,086,550
Close Brothers Group PLC	12,207	189,476
Coca-Cola Europacific Partners PLC	1,440	69,998
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Compass Group PLC	56,556	$1,218,842
Croda International PLC	982	100,922
Diageo PLC	69,812	3,528,521
Direct Line Insurance Group PLC	98,766	356,054
Dr. Martens PLC	71,026	220,958
GlaxoSmithKline PLC	141,762	3,056,946
GlaxoSmithKline PLC ADR	20,525	894,069
Great Portland Estates PLC	54,513	508,257
Halma PLC	2,672	87,219
Hargreaves Lansdown PLC	2,509	33,057
Hikma Pharmaceuticals PLC	1,221	32,850
HSBC Holdings PLC	438,904	3,007,391
Imperial Brands PLC	6,650	140,023
Informa PLC†	10,561	82,885
InterContinental Hotels Group PLC	1,287	87,152
Intertek Group PLC	1,134	77,441
J Sainsbury PLC	12,308	40,755
JD Sports Fashion PLC	18,187	35,219
Johnson Matthey PLC	23,206	568,637
Kingfisher PLC	540,321	1,803,241
Land Securities Group PLC	4,950	50,817
Legal & General Group PLC	41,947	148,739
Lloyds Banking Group PLC	1,508,971	923,788
London Stock Exchange Group PLC	2,312	241,548
M&G PLC	18,267	52,911
Melrose Industries PLC	378,400	612,516
Mondi PLC	3,412	66,146
National Grid PLC	205,822	3,161,362
Natwest Group PLC	39,734	111,804
Next PLC	8,400	662,386
Ocado Group PLC†	16,798	256,769
Pearson PLC	5,333	52,103
Persimmon PLC	21,580	606,965
Phoenix Group Holdings PLC	4,916	39,415
Prudential PLC	79,869	1,179,807
Reckitt Benckiser Group PLC	32,088	2,452,710
RELX PLC	59,760	1,861,414
Rentokil Initial PLC	13,086	90,131
Rio Tinto PLC	7,892	626,040
Rolls-Royce Holdings PLC†	58,893	77,432
Sage Group PLC	7,188	65,916
Schroders PLC	877	36,958
Segro PLC	8,448	148,821
Severn Trent PLC	1,762	71,121
Shell PLC (Euronext Amsterdam)	142,259	3,918,526
Shell PLC (LSE)	54,095	1,484,570
Shell PLC ADR	11,333	622,522
Smith & Nephew PLC	69,661	1,110,368
Smiths Group PLC	2,780	52,697
Spirax-Sarco Engineering PLC	520	85,214
SSE PLC	7,487	171,433
St James's Place PLC	3,803	71,704
Standard Chartered PLC	61,188	405,759
Taylor Wimpey PLC	25,710	43,871
Tesco PLC	257,714	931,724
THG PLC†	27,117	32,429

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever PLC (Euronext Amsterdam)	11,407	$516,331
Unilever PLC (LSE)	65,709	2,974,628
United Utilities Group PLC	4,791	70,617
Vodafone Group PLC	929,523	1,525,038
Vodafone Group PLC ADR	46,371	770,686
Whitbread PLC†	17,168	638,873
		61,101,328
United States — 1.4%
Autoliv, Inc. SDR	5,085	385,754
Booking Holdings, Inc.†	590	1,385,585
Broadcom, Inc.	2,384	1,501,157
Coupang, Inc.†	4,078	72,099
Lululemon Athletica, Inc.†	2,711	990,138
MercadoLibre, Inc.†	720	856,426
		5,191,159
Total Common Stocks (cost $295,490,960)		352,620,030
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE ETF (cost $259,035)	3,500	257,600
WARRANTS† — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023 (cost $0)	8,154	6,441
RIGHTS† — 0.0%
France — 0.0%
Electricite De France SA Expires 04/04/2022 (cost $0)	3,471	1,290
Total Long-Term Investment Securities (cost $295,749,995)		352,885,361
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investments Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(4)	306,676	306,676
T. Rowe Price Government Reserve Fund 0.29%(4)	119	119
		306,795
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 06/16/2022(3)	$5,000	4,995
0.07% due 07/14/2022(3)	100,000	99,823
1.56% due 03/23/2023(3)	500,000	492,299
		597,117
Total Short-Term Investment Securities (cost $904,085)		903,912
TOTAL INVESTMENTS (cost $296,654,080)(5)	98.1%	353,789,273
Other assets less liabilities	1.9	6,833,496
NET ASSETS	100.0%	$360,622,769

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $7,503,330 representing 2.1% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	799	$29,148	$23,271	$29.13	0.01%

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  The rate shown is the 7-day yield as of March 31, 2022.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Borsa Italiana — Italian Stock Exchange

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

Euronext Amsterdam — Amsterdam Stock Exchange

Euronext Paris — Paris Stock Exchange

LSE — London Stock Exchange

NES — Non-voting Equity Securities

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
47	Long	MSCI EAFE Index	June 2022	$5,094,688	$5,039,340	$(55,348)

#  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$17,324,099	**	$0	$17,324,099
Cayman Islands	862,921	2,762,884	#	—	3,625,805
Portugal	—	188,714	**	0	188,714
Other countries	20,598,004	310,883,408	**	—	331,481,412
Exchange-Traded Funds	257,600	—		—	257,600
Warrants	6,441	—		—	6,441
Rights	1,290	—		—	1,290
Short-Term Investment Securities:
Registered Investment Companies	306,795	—		—	306,795
U.S. Government Treasuries	—	597,117		—	597,117
Total Investments at Value	$22,033,051	$331,756,222		$0	$353,789,273
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$55,348	$—		$—	$55,348

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

#  Amount includes $2,739,613 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
United States Treasury Notes	28.4%
Uniform Mtg. Backed Securities	14.8
Diversified Financial Services	13.9
United States Treasury Bonds	10.7
Government National Mtg. Assoc.	6.1
Diversified Banking Institutions	6.1
Federal National Mtg. Assoc.	5.3
Electric-Integrated	2.7
Sovereign	2.6
Registered Investment Companies	2.2
Federal Home Loan Mtg. Corp.	1.7
Cable/Satellite TV	1.4
Pipelines	1.2
Medical-Drugs	1.0
Electronic Components-Semiconductors	0.9
Real Estate Investment Trusts	0.8
Enterprise Software/Service	0.8
Oil Companies-Exploration & Production	0.7
Oil Companies-Integrated	0.7
Banks-Super Regional	0.7
Banks-Commercial	0.7
Telephone-Integrated	0.7
Motion Pictures & Services	0.6
Insurance-Life/Health	0.6
Cellular Telecom	0.5
Tobacco	0.5
Municipal Bonds & Notes	0.5
Computers	0.5
Broadcast Services/Program	0.4
Repurchase Agreements	0.4
Aerospace/Defense	0.4
Insurance Brokers	0.4
Auto-Cars/Light Trucks	0.4
Finance-Credit Card	0.4
Medical-HMO	0.4
Computer Services	0.4
Commercial Services-Finance	0.4
Brewery	0.3
Pharmacy Services	0.3
Medical Products	0.3
Banks-Fiduciary	0.3
Semiconductor Components-Integrated Circuits	0.3
Medical-Biomedical/Gene	0.3
Electric-Distribution	0.3
Chemicals-Specialty	0.3
Gas-Distribution	0.2
Medical-Hospitals	0.2
Transport-Rail	0.2
Food-Meat Products	0.2
Trucking/Leasing	0.2
Office Automation & Equipment	0.2
Rental Auto/Equipment	0.2
Insurance-Mutual	0.2
Retail-Building Products	0.2
Building & Construction Products-Misc.	0.2
Medical Instruments	0.2
Food-Misc./Diversified	0.2
Transactional Software	0.2
Machinery-General Industrial	0.2
E-Commerce/Products	0.2
Funeral Services & Related Items	0.1%
Hazardous Waste Disposal	0.1
Finance-Leasing Companies	0.1
E-Commerce/Services	0.1
Chemicals-Diversified	0.1
Containers-Metal/Glass	0.1
Retail-Restaurants	0.1
SupraNational Banks	0.1
Federal Home Loan Bank	0.1
Telecom Services	0.1
Applications Software	0.1
Transport-Equipment & Leasing	0.1
Airport Development/Maintenance	0.1
Energy-Alternate Sources	0.1
Cosmetics & Toiletries	0.1
Insurance-Property/Casualty	0.1
Metal-Iron	0.1
Oil Refining & Marketing	0.1
Paper & Related Products	0.1
Food-Confectionery	0.1
Internet Security	0.1
Networking Products	0.1
Tennessee Valley Authority	0.1
Independent Power Producers	0.1
Finance-Consumer Loans	0.1
Machinery-Construction & Mining	0.1
Commercial Services	0.1
Building-Residential/Commercial	0.1
Schools	0.1
Electric-Transmission	0.1
Food-Wholesale/Distribution	0.1
Building-Heavy Construction	0.1
Hotels/Motels	0.1
Machinery-Farming	0.1
Cruise Lines	0.1
Consulting Services	0.1
Gold Mining	0.1
Medical Information Systems	0.1
Gambling (Non-Hotel)	0.1
Agricultural Operations	0.1
120.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited) (continued)

Credit Quality†#
Aaa	62.1%
Aa	1.0
A	8.5
Baa	15.1
Ba	3.5
B	1.4
Caa	0.5
Ca	0.1
Not Rated##	7.8
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES — 13.8%
Diversified Financial Services — 13.8%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$1,440,000	$1,446,438
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(3)	958,841	917,097
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	196,201	172,618
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 0.96% (1 ML+0.50%) due 01/25/2036(2)	64,228	62,710
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 1.00% (1 ML+0.54%) due 11/25/2035(2)	45,818	46,092
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	250,708	248,201
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	111,633	112,028
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(2)	95,355	82,814
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.08% (12 MTA+0.94%) due 10/25/2046(2)	38,719	30,995
AmeriCredit Automobile Receivables Trust Series 2022-1, Class C 2.98% due 09/20/2027	100,000	98,153
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	542,701
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	358,173	341,677
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	382,097	375,685
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(4)	690,218	651,668
Angel Oak Mtg. Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(2)(4)	555,398	520,179
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(2)(4)	$155,236	$155,352
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(4)	67,868	67,752
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1R 1.26% (3 ML+1.00%) due 04/24/2029*(6)	900,548	899,530
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class A 1.50% (1 ML+1.10%) due 05/15/2036*	200,000	197,882
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21% due 07/15/2030*	435,000	420,388
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	100,175
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.38% (3 ML+1.13%) due 04/19/2034*(6)	1,055,000	1,044,385
Bain Capital Credit CLO, Ltd. FRS Series 2017-2A, Class AR2 1.44% (3 ML+1.18%) due 07/25/2034*(6)	1,260,000	1,246,716
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.52% (1 ML+0.06%) due 01/25/2037(2)	7,360	6,746
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.91% (1 ML+0.46%) due 02/20/2047(2)	138,157	135,085
BANK VRS Series 2018-BN14, Class XA 0.49% due 09/15/2060(1)(4)(5)	8,666,823	212,754
BANK VRS Series 2019-BN24, Class XA 0.64% due 11/15/2062(1)(4)(5)	2,251,623	94,717
BANK VRS Series 2019-BN23, Class XA 0.70% due 12/15/2052(1)(4)(5)	6,796,570	298,663

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BANK VRS Series 2017-BNK8, Class XA 0.72% due 11/15/2050(1)(4)(5)	$8,483,844	$279,620
BANK VRS Series 2019-BN20, Class XA 0.85% due 09/15/2062(1)(4)(5)	4,552,152	224,973
BANK VRS Series 2019-BN18, Class XA 0.90% due 05/15/2062(1)(4)(5)	2,890,923	150,730
BANK VRS Series 2020-BN28, Class XA 1.78% due 03/15/2063(1)(4)(5)	4,821,069	556,399
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(1)	470,000	473,606
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(1)	1,190,000	1,216,027
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(1)	1,325,000	1,346,514
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	579,894	576,185
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	387,919	382,159
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	527,614	516,042
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	315,371	313,853
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	508,064	502,633
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.80% (1 ML+0.34%) due 01/25/2037(2)	10,685	10,058
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.94% (1 ML+0.48%) due 02/25/2036(2)	29,401	29,582
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.96% (1 ML+0.50%) due 01/25/2036(2)	76,673	111,335
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.64% (1 ML+0.18%) due 10/25/2036(2)	$38,851	$36,596
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.66% (1 ML+0.20%) due 02/25/2037(2)	100,380	95,641
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.49% due 01/15/2051(1)(4)(5)	2,544,541	56,938
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(1)(4)(5)	4,401,253	93,865
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.64% due 01/15/2052(1)(4)(5)	8,908,533	290,569
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.06% due 08/15/2052(1)(4)(5)	2,023,674	104,943
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(1)(4)(5)	5,769,389	360,348
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(1)(4)(5)	2,166,572	224,867
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(1)(4)(5)	1,256,987	119,742
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(1)	1,165,000	1,162,007
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	386,704	387,797
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(1)(4)	1,000,000	1,039,349
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1RR 1.46% (3ML+1.21%) due 04/20/2034*(6)	680,000	676,149
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.35% (3 ML+1.10%) due 04/20/2034*(6)	795,000	789,270

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.40% (3 ML+1.15%) due 04/19/2034*(6)	$1,505,000	$1,496,459
BRAVO Residential Funding Trust VRS Series 2021-NQM1, Class A1 0.94% due 02/25/2049*(2)(4)	265,230	257,395
BRAVO Residential Funding Trust VRS Series 2021-NQM2, Class A1 0.97% due 03/25/2060*(2)(4)	330,131	322,245
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(3)	533,876	530,110
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 1.32% (1 ML+0.92%) due 10/15/2036*(1)	1,026,112	1,021,644
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.40% (1 ML+1.00%) due 04/15/2034*(1)	200,000	197,757
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.95% (1 ML + 2.55%) due 12/15/2037*(1)	675,000	663,446
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1 0.55% due 07/15/2026	400,000	381,187
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.39% due 07/15/2030	50,000	45,764
Capital One Multi-Asset Execution Trust Series 2022-A1, Class A1 2.80% due 03/15/2027	150,000	148,916
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	39,859	39,905
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	80,117	80,282
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	29,584	29,683
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	29,857	29,965
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)(4)	$1,300,000	$1,306,885
CF Hippolyta LLC Series 2021-1A, Class B1 1.98% due 03/15/2061*	110,918	102,153
CF Hippolyta LLC Series 2020-1, Class A2 1.99% due 07/15/2060*	231,736	213,251
Chase Mtg. Finance Trust VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(4)	124,798	122,597
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 2.95% due 12/25/2035(2)(4)	67,814	66,999
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	115,354	102,289
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 2.89% due 09/25/2047(2)(4)	74,392	70,325
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 1.05% (3 ML+0.80%) due 01/20/2028*(6)	1,092,948	1,085,572
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	220,219	220,957
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(6)	975,000	978,934
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	100,000	106,624
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 0.91% due 07/10/2047(1)(4)(5)	2,968,897	52,607
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.02% due 04/10/2048(1)(4)(5)	2,777,978	69,455
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(1)	1,029,000	1,039,358
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(1)	1,235,000	1,249,635

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(2)(4)	$78,166	$77,375
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(2)(3)	321,018	320,904
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(2)(4)	577,414	576,037
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(2)(4)	541,183	498,105
COLT Mtg. Loan Trust VRS Series 2021-3, Class A1 0.96% due 09/27/2066*(2)(4)	874,137	809,997
Columbia Cent CLO, Ltd. FRS Series 2018-27A, Class AR 1.44% (3 ML+1.19%) due 01/25/2035*(6)	720,000	712,608
Commercial Mtg. Trust Series 2022-HC, Class A 2.82% due 01/10/2039*(1)	186,000	178,709
Commercial Mtg. Trust VRS Series 2022-HC, Class D 3.90% due 01/10/2039*(1)(4)	190,000	183,648
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	845,000	853,920
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 1.00% (1 ML+0.54%) due 01/25/2036(2)	71,426	70,184
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 1.10% (1 ML+0.64%) due 11/25/2035(2)	29,851	25,905
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 1.26% (1 ML+0.80%) due 12/25/2035(2)	51,818	45,100
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(2)	96,621	53,908
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 1.14% (1 ML+0.68%) due 03/25/2035(2)	$31,164	$28,785
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 2.58% due 06/20/2035(2)(4)	29,798	29,570
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 2.71% due 11/20/2035(2)(4)	16,310	15,225
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	355,000	342,600
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.18% due 02/25/2066*(2)(4)	749,688	723,087
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.74% due 06/15/2057(1)(4)(5)	8,968,752	158,615
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.87% due 01/15/2049(1)(4)(5)	1,770,660	105,310
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	220,895
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(1)	696,980	689,672
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	1,448,000	1,451,978
CSMC Trust VRS Series 2021-NQM5, Class A1 0.94% due 05/25/2066*(2)(4)	466,388	440,384
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(2)(4)	322,901	307,366
CSMC Trust VRS Series 2021-NQM8, Class A1 1.84% due 10/25/2066*(2)(4)	529,880	506,036
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(4)	397,123	386,093

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(1)(4)	$1,536,000	$1,550,661
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(1)(4)(5)	956,649	81,035
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	1,625,000	1,599,094
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(2)(4)	250,481	235,618
Dell Equipment Finance Trust Series 2021-2, Class A3 0.53% due 12/22/2026*	180,000	172,882
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.61% (1 ML+0.15%) due 12/25/2036(2)	100,855	99,262
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.76% (1 ML+0.30%) due 03/25/2037(2)	9,185	9,233
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	496,250	461,225
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	333,200	320,092
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	735,300	738,788
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	469,624
Dryden 57 CLO, Ltd. FRS Series 2018-57A, Class A 1.52% (3 ML + 1.01%) due 05/15/2031*(6)	1,160,000	1,154,621
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.06% (12 MTA+0.92%) due 03/19/2046(2)	150,090	129,752
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.89% (1 ML+1.70%) due 11/25/2028*(2)	232,975	232,532
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(2)(4)	$216,592	$202,598
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,061,222
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	320,000	318,756
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 0.77% (1 ML+0.31%) due 09/25/2036	449,298	429,315
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(2)(4)	472,404	446,846
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	35,957	36,049
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 2.64% due 09/19/2035(2)(4)	15,897	14,977
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 2.89% due 04/19/2036(2)(4)	119,110	99,895
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 1.54% (12 MTA+1.40%) due 10/25/2045(2)	115,903	96,576
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,283,025
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	162,108
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.67% due 02/13/2053(1)(4)(5)	5,038,999	203,168
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	1,199,000	1,179,653
GS Mtg. Securities Corp. Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(1)	1,307,000	1,319,118
GS Mtg. Securities Corp. Trust Series 2017-GS7, Class A4 3.43% due 08/10/2050(1)	1,255,000	1,263,345

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	$1,225,000	$1,224,458
GSAA Home Equity Trust Series 2005-7, Class AF4 5.56% due 05/25/2035(3)	219,525	217,731
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.56% (1 ML+0.10%) due 12/25/2046	22,906	13,420
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.60% (1 ML+0.14%) due 12/25/2046	55,675	19,678
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.62% (1 ML+0.16%) due 02/25/2037	295,822	108,897
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.64% (1 ML+0.18%) due 12/25/2036	11,136	3,812
GSAA Home Equity Trust FRS Series 2006-3, Class A3 1.06% (1 ML+0.60%) due 03/25/2036	12,384	7,787
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 1.10% (1 ML+0.64%) due 04/25/2047	103,700	56,688
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(4)	270,565	94,343
GSAA Home Equity Trust Series 2006-15, Class AF6 6.38% due 09/25/2036(3)	84,622	30,115
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.76% (1 ML+0.30%) due 01/25/2037(2)	324,032	74,258
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 2.64% due 10/25/2035(2)(4)	47,127	31,457
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.87% due 01/25/2036(2)(4)	3,809	3,881
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 2.87% due 01/25/2036(2)(4)	49,312	49,911
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.64% (1 ML+0.19%) due 01/19/2038(2)	6,490	6,141
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.69% (1 ML+0.24%) due 12/19/2036(2)	$144,737	$147,341
Harriman Park CLO, Ltd. FRS Series 2020-1A, Class A1R 1.37% (3 ML + 1.12%) due 04/20/2034*(6)	1,595,000	1,586,033
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.21% due 12/26/2025*	100,000	94,752
Home Re, Ltd. FRS Series 2018-1, Class M1 2.06% (1 ML + 1.60%) due 10/25/2028*(2)	210,114	209,760
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	60,000	57,889
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	97,855
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	5,122	5,135
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 1.00% (1 ML+0.54%) due 02/25/2036	172,498	170,886
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 1.02% (1 ML+0.56%) due 07/25/2035(2)	3,301	2,591
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 2.92% due 12/25/2036(2)(4)	111,568	103,857
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.01% due 04/25/2037(2)(4)	114,010	75,988
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(1)	290,000	293,192
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	1,110,000	1,103,293

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Chase Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(1)	$1,355,000	$1,378,152
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	305,000	296,223
JPMorgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	883,132	883,095
JPMorgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.07% due 05/25/2036(2)(4)	46,641	41,138
KKR CLO, Ltd. FRS Series 22A, Class A 1.40% (3 ML+1.15%) due 07/20/2031*(6)	1,440,000	1,432,925
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(2)(3)	306,854	292,569
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(2)(3)	412,064	392,293
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(3)	583,807	582,622
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(3)	828,486	824,740
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.84% (1 ML+0.38%) due 11/25/2046(2)	218,405	205,710
LIFE Mtg. Trust FRS Series 2021-BMR, Class D 1.80% (1 ML+1.40%) due 03/15/2038*(1)	201,509	194,699
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.91% (1 ML+1.80%) due 02/01/2026*(2)	484,921	480,936
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.61% (1 ML + 2.50%) due 05/01/2024*(2)	550,342	542,179
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.36% (3 ML + 1.12%) due 07/17/2034*(6)	1,275,000	1,264,199
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Marlette Funding Trust Series 2021-2A, Class B 1.06% due 09/15/2031*	$225,000	$217,956
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 2.76% due 11/21/2034(2)(4)	31,550	31,456
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.46% due 06/15/2026	215,000	206,435
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	465,000	451,251
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 2.79% due 07/25/2035(2)(4)	101,135	61,843
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(4)	179,644	178,061
MFA Trust VRS Series 2020-NQM3, Class A1 1.01% due 01/26/2065*(2)(4)	82,755	80,868
MFRA Trust VRS Series 2021-NQM2, Class A1 1.03% due 11/25/2064*(2)(4)	374,066	353,850
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(4)	344,097	338,123
MFRA Trust Series 2021-NPL1, Class A1 2.36% due 03/25/2060*(3)	878,471	858,397
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(2)(4)	883,347	878,351
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.50% due 08/25/2058*(2)(4)	490,622	488,821
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.76% (1 ML+0.15%) due 06/25/2036	4,014	3,632
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 0.96% due 12/15/2047(1)(4)(5)	1,691,061	33,131

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(1)	$791,000	$788,065
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.34% due 06/15/2050(1)(4)(5)	1,582,591	74,028
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(1)	1,475,000	1,457,516
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.80% (1 ML+0.34%) due 11/25/2036	217,202	79,076
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.30% (1 ML+0.90%) due 12/15/2033*(1)	300,000	295,904
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 2.20% (1 ML+1.80%) due 12/15/2033*(1)	575,000	557,568
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(2)(4)	296,307	288,853
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 1.21% (1 ML + 0.75%) due 01/25/2048*(2)	547,287	543,730
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.96% (1 ML+1.50%) due 06/25/2057*(2)	452,734	456,444
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(2)(4)	111,079	110,402
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(4)	410,958	409,443
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(4)	456,946	457,087
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(4)	$433,715	$437,689
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	786,263	788,418
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(4)	829,029	831,682
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	674,600	677,040
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	465,386	466,451
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	706,481	710,985
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(2)(4)	393,515	399,539
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(2)(4)	951,324	893,757
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.66% due 06/25/2036(2)(4)	87,343	75,207
NRZ Excess Spread- Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	123,759	120,513
OBX Trust VRS Series 2021-NQM3, Class A1 1.05% due 07/25/2061*(2)(4)	557,454	523,139
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(2)(4)	685,100	663,379
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	320,000	296,285

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.35% (3 ML+1.05%) due 04/30/2027*(6)	$270,464	$270,339
OZLM XVIII, Ltd. FRS Series 2018-18A, Class A 1.26% (3 ML+1.02%) due 04/15/2031*(6)	870,000	863,031
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 1.25% (3 ML+1.01%) due 07/17/2029*(6)	282,745	281,233
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(2)(3)	162,786	158,389
PRET LLC Series 2021-RN2, Class A1 1.74% due 07/25/2051*(3)	554,541	525,622
Pretium Mtg. Credit Partners LLC Series 2021-NPL3, Class A1 1.87% due 07/25/2051*(3)	459,887	435,589
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(3)	1,136,643	1,082,802
Pretium Mtg. Credit Partners LLC Series 2022-NPL1, Class A1 2.98% due 01/25/2052*(3)	1,192,318	1,153,813
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(3)	588,270	557,672
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(2)(3)	450,365	430,293
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(3)	594,303	565,651
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(2)(4)	258,089	250,017
PRPM LLC Series 2021-9, Class A1 2.36% due 10/25/2026*(2)(3)	1,084,811	1,036,952
RALI Series Trust FRS Series 2006-QA3, Class A2 1.06% (1 ML+0.60%) due 04/25/2036(2)	305,306	281,283
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(2)	42,968	41,560
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
RCO VII Mortgage LLC Series 2021-1, Class A1 1.87% due 05/26/2026*(3)	$419,268	$407,465
Regatta VI Funding, Ltd. FRS Series 2016-1A, Class AR2 1.41% (3 ML+1.16%) due 04/20/2034*(6)	1,100,000	1,089,307
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)	338,398	126,862
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(3)	149,542	73,200
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 3.33% due 04/25/2037(2)(4)	10,784	9,761
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.39% (3 ML + 1.15%) due 07/15/2035*(6)	1,305,000	1,294,877
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.35% (3 ML + 1.11%) due 07/15/2036*(6)	1,080,000	1,068,799
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	135,000	131,373
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A 3.23% due 03/15/2040*	200,201	180,724
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.64% (1 ML+0.18%) due 07/25/2036	150,593	63,980
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	1,225,000	1,189,742
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(4)	37,774	37,064
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.33% (3 ML+1.07%) due 04/25/2034*(6)	1,255,000	1,245,944
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.64% (1 ML+0.18%) due 07/25/2037	29,293	27,457

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.96% (1 ML+0.50%) due 11/25/2036	$263,621	$254,471
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(2)(4)	628,250	615,415
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(2)(4)	232,179	226,890
Starwood Mtg. Residential Trust VRS Series 2021-6, Class A1 1.92% due 11/25/2066*(2)(4)	837,691	789,803
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.76% (1 ML+0.30%) due 09/25/2034(2)	15,061	14,179
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.92% (1 ML+0.46%) due 02/25/2036(2)	81,191	77,168
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	290,000	273,580
Symphony CLO XIV, Ltd. FRS Series 2014-14A, Class AR 1.19% (3 ML+0.95%) due 07/14/2026*(6)	233,806	232,750
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(2)(3)	640,000	605,724
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(4)	1,168,477	1,136,847
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	99,339
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	117,296	117,794
Triangle Re, Ltd. FRS Series 2021-2, Class M1A 2.51% (1 ML+2.05%) due 10/25/2033*(2)	495,000	494,290
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Upstart Securitization Trust Series 2021-3, Class A 0.83% due 07/20/2031*	$234,015	$229,821
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(3)	575,673	548,038
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(3)	179,938	174,339
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.37% (3 ML+1.13%) due 04/15/2034*(6)	1,255,000	1,236,213
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.48% (3 ML+1.24%) due 04/15/2034*(6)	485,000	482,021
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(2)(4)	350,700	343,438
Verus Securitization Trust VRS Series 2021-4, Class A1 0.94% due 07/25/2066*(2)(4)	390,811	366,822
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(4)	298,375	287,235
Verus Securitization Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(2)(4)	598,278	572,714
Verus Securitization Trust VRS Series 2021-7, Class A1 1.83% due 10/25/2066*(2)(4)	1,176,651	1,112,009
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(2)(3)	150,430	150,468
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	1,195,000	1,199,797
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 0.92% (12 MTA+0.82%) due 12/25/2046(2)	229,494	209,704
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 1.02% (12 MTA+0.88%) due 10/25/2046(2)	100,485	94,250
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 1.72% (COFI 11+1.50%) due 11/25/2046(2)	39,393	38,022

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 2.81% due 06/25/2037(2)(4)	$81,019	$77,493
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 0.97% (12 MTA+0.83%) due 11/25/2046(2)	87,621	82,930
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 1.06% (1 ML+0.60%) due 07/25/2036(2)	46,240	31,296
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.42% (3 ML+1.17%) due 07/20/2032*(6)	920,000	914,167
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(1)(4)(5)	5,351,670	144,290
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.08% due 05/15/2048(1)(4)(5)	2,639,739	66,114
Wells Fargo Commercial Mtg. Trust Series 2017-C39, Class A5 3.42% due 09/15/2050(1)	1,365,000	1,369,589
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(1)(4)	75,000	71,306
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 2.24% due 10/25/2036(2)(4)	28,689	27,308
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	1,121,525	999,898
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	430,875	426,330
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	395,000	382,732
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	$785,000	$786,313
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	159,200	148,028
Total Asset Backed Securities (cost $127,793,193)		123,551,223
U.S. CORPORATE BONDS & NOTES — 27.1%
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 5.04% due 05/01/2027	1,360,000	1,434,134
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	585,000	681,370
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	860,000	887,704
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	180,000	195,379
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	220,257
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	157,426
		3,576,270
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	190,000	182,659
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	97,000	109,068
Airlines — 0.0%
American Airlines Group, Inc. Company Guar. Notes 3.75% due 03/01/2025*	60,000	54,635
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	39,000	45,523
British Airways Pass Through Trust Pass-Through Certs. 2.90% due 09/15/2036*	98,934	90,993
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	70,000	66,567
		257,718

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	$151,000	$153,229
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	128,000	128,640
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	800,000	750,238
		878,878
Auction Houses/Art Dealers — 0.0%
Sotheby's Senior Sec. Notes 7.38% due 10/15/2027*	85,000	87,048
Auto Repair Centers — 0.0%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	30,000	28,232
Auto-Cars/Light Trucks — 0.4%
BMW US Capital LLC Company Guar. Notes 3.90% due 04/09/2025*	144,000	147,080
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	30,000	26,749
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	81,000	73,217
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	270,000	254,394
General Motors Co. Senior Notes 4.88% due 10/02/2023	780,000	804,078
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	1,935,000	1,770,910
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	63,000	55,481
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	104,000	101,131
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	101,000	100,887
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	142,000	131,933
		3,465,860
Security Description	Principal Amount(14)	Value (Note 2)
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	$26,000	$23,674
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	55,000	55,950
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	71,000	69,874
		149,498
Auto/Truck Parts & Equipment-Original — 0.0%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	26,000	22,606
Banks-Commercial — 0.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	159,000	166,138
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	359,000	369,598
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	282,000	248,789
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	41,000	40,076
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	282,675
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	154,000	202,894
Signature Bank Sub. Notes 4.00% due 10/15/2030	266,000	262,791
Texas Capital Bancshares, Inc. Sub. Bonds 4.00% due 05/06/2031	128,000	125,069
Truist Bank Sub. Notes 2.25% due 03/11/2030	815,000	747,144
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	175,000	167,454
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	238,937
		2,851,565
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.05% due 01/26/2027	1,605,000	1,548,681

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary (continued)
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	$1,070,000	$1,056,262
		2,604,943
Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	1,485,000	1,376,052
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	440,000	420,143
US Bancorp Sub. Notes 2.49% due 11/03/2036	259,000	232,151
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	42,000	39,777
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	1,060,000	1,038,642
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	515,000	509,868
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	923,267
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	74,000	66,380
Wells Fargo & Co. Senior Notes 3.35% due 03/02/2033	505,000	490,990
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	387,000	401,767
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	205,000	222,766
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	305,000	354,090
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	305,000	364,759
		6,440,652
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	66,000	57,782
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	44,000	42,130
		99,912
Security Description	Principal Amount(14)	Value (Note 2)
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	$113,000	$111,987
Brewery — 0.3%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	245,000	272,349
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	179,000	192,388
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,079,000	1,169,364
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	740,000	864,855
Constellation Brands, Inc. Senior Notes 2.25% due 08/01/2031	120,000	105,681
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	325,000	313,438
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	140,000	144,641
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	5,283
		3,067,999
Broadcast Services/Program — 0.4%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	793,000	799,191
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	514,526
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	235,000	235,134
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	617,000	532,039
Discovery Communications LLC Company Guar. Notes 4.13% due 05/15/2029	40,000	40,364
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	171,000	177,797
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,382,000	1,444,681

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Fox Corp. Senior Notes 4.03% due 01/25/2024	$150,000	$153,232
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	35,000	36,662
		3,933,626
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	745,000	736,961
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	26,000	22,783
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	690,000	634,800
		1,394,544
Building & Construction-Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	30,000	28,160
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	98,000	89,163
Building Products-Doors & Windows — 0.0%
PGT Innovations, Inc. Company Guar. Notes 4.38% due 10/01/2029*	18,000	16,825
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	555,000	591,083
Cable/Satellite TV — 1.3%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	30,000	28,950
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	54,000	50,668
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	35,622
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	14,000	14,214
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	39,000	32,531
Security Description	Principal Amount(14)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	$168,000	$134,987
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.40% due 04/01/2033	1,655,000	1,650,365
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	115,000	109,187
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	190,000	201,306
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	260,000	258,107
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	17,000	17,466
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	1,520,000	1,559,892
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	60,000	67,795
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,845,000	2,102,232
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	205,000	172,717
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	101,000	82,593

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	$895,000	$860,489
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	720,000	683,098
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	85,000	79,754
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	500,000	502,960
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	44,000	45,325
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	88,000	90,968
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	137,000	151,512
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	233,617
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	600,000	542,186
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	304,000	304,743
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	1,020,000	859,279
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	200,000	179,343
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	300,816
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	11,000	10,450
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	122,000	140,329
		11,503,501
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	100,000	94,331
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	28,000	28,939
Security Description	Principal Amount(14)	Value (Note 2)
Cellular Telecom — 0.3%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	$1,230,000	$1,125,377
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	146,000	123,540
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	780,000	786,016
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	56,000	48,067
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	63,000	54,075
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	450,000	451,782
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	380,000	385,132
		2,973,989
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	490,000	501,691
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	290,000	268,774
Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051	73,000	59,971
Westlake Chemical Corp. Senior Notes 3.38% due 08/15/2061	41,000	33,328
		863,764
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 0.90% due 12/15/2023	56,000	54,608
Ecolab, Inc. Senior Notes 2.70% due 12/15/2051	95,000	81,319
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	555,000	496,097
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	24,000	22,860
		654,884
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	28,000	25,900

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.0%
Warrior Met Coal, Inc. Senior Sec. Notes 7.88% due 12/01/2028*	$23,000	$24,179
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 2.95% due 01/15/2032	60,000	55,008
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	141,000	147,533
		202,541
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,072
Quanta Services, Inc. Senior Bonds 3.05% due 10/01/2041	53,000	43,645
		53,717
Commercial Services-Finance — 0.3%
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	225,000	211,490
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	920,000	874,243
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	28,000	29,149
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	118,000	106,925
S&P Global, Inc. Senior Notes 2.45% due 03/01/2027*	300,000	292,212
S&P Global, Inc. Company Guar. Notes 2.70% due 03/01/2029*	628,000	609,906
S&P Global, Inc. Company Guar. Notes 2.90% due 03/01/2032*	380,000	368,637
		2,492,562
Computer Data Security — 0.0%
Condor Merger Sub, Inc. Senior Notes 7.38% due 02/15/2030*	32,000	30,640
Computer Services — 0.3%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	30,000	26,625
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	930,000	898,977
Security Description	Principal Amount(14)	Value (Note 2)
Computer Services (continued)
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	$175,000	$170,877
International Business Machines Corp. Senior Notes 2.72% due 02/09/2032	560,000	531,848
Kyndryl Holdings, Inc. Senior Notes 2.05% due 10/15/2026*	81,000	72,414
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	701,000	590,876
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	541,000	540,865
		2,832,482
Computer Software — 0.0%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	19,000	17,021
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	32,000	27,751
		44,772
Computers — 0.5%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	575,000	549,666
Apple, Inc. Senior Notes 1.40% due 08/05/2028	1,175,000	1,075,321
Apple, Inc. Senior Notes 2.20% due 09/11/2029	535,000	509,949
Apple, Inc. Senior Notes 2.65% due 02/08/2051	515,000	443,954
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	158,857
Apple, Inc. Senior Notes 3.85% due 05/04/2043	230,000	242,178
Apple, Inc. Senior Notes 4.45% due 05/06/2044	605,000	686,032
Dell International LLC/ EMC Corp. Senior Notes 8.10% due 07/15/2036	69,000	90,749
Dell International LLC/ EMC Corp. Company Guar. Notes 3.38% due 12/15/2041*	65,000	54,480

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	$233,000	$217,805
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	50,000	58,845
		4,087,836
Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	26,000	25,020
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	195,000	182,813
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	220,000	205,975
		388,788
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,055,000	1,066,869
Containers-Paper/Plastic — 0.0%
Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	51,000	46,828
Clydesdale Acquisition Holdings, Inc. Senior Sec. Notes 6.63% due 04/15/2029*	5,000	5,056
LABL, Inc. Senior Sec. Notes 5.88% due 11/01/2028*	24,000	22,500
Sonoco Products Co. Senior Notes 1.80% due 02/01/2025	259,000	248,460
		322,844
Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	46,000	42,330
GSK Consumer Healthcare Capital US LLC Company Guar. Notes 3.38% due 03/24/2029*	250,000	247,644
GSK Consumer Healthcare Capital US LLC Company Guar. Notes 3.63% due 03/24/2032*	250,000	250,142
GSK Consumer Healthcare Capital US LLC Company Guar. Bonds 4.00% due 03/24/2052*	250,000	250,339
		790,455
Security Description	Principal Amount(14)	Value (Note 2)
Cruise Lines — 0.0%
Lindblad Expeditions LLC Senior Sec. Notes 6.75% due 02/15/2027*	$16,000	$16,040
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	40,000	37,450
Diversified Banking Institutions — 5.0%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	215,000	211,950
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	1,005,000	937,986
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	1,084,000	1,066,071
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	440,000	399,872
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	51,000	47,057
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	1,051,000	973,953
Bank of America Corp. Senior Notes 3.38% due 04/02/2026	63,000	62,987
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	89,000	89,703
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	295,000	298,655
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	595,000	601,889
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	135,000	137,889
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	1,735,000	1,788,388
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	87,000	88,822
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	235,000	255,449
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	594,000	709,720
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	430,000	409,355
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	815,000	731,292

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	$855,000	$857,708
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	210,000	208,367
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	63,000	63,113
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,730,000	1,751,874
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	405,000	413,489
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	1,120,000	1,153,361
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	165,000	170,457
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	116,000	133,305
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	309,000	358,628
Goldman Sachs Group, Inc. Senior Notes 0.93% due 10/21/2024	705,000	683,753
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	126,000	115,314
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	210,000	181,945
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	706,000	625,399
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	1,705,000	1,549,831
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	150,000	136,369
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,611,962
Goldman Sachs Group, Inc. Senior Notes 3.10% due 02/24/2033	210,000	197,967
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	80,000	72,476
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	121,000	121,482
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	$1,575,000	$1,608,301
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	210,000	221,698
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	742,963
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	496,000	625,147
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	148,000	143,989
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	342,000	330,075
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	80,000	73,862
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	322,000	264,724
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	1,030,000	941,302
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	370,000	339,026
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,040,000	973,250
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	320,000	289,477
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	285,000	252,256
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	1,100,000	1,001,692
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,109,158
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,226,408
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,004,881
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	1,455,000	1,472,269
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,560,000	1,594,152

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	$975,000	$991,216
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	265,000	370,081
Morgan Stanley Senior Notes 1.16% due 10/21/2025	394,000	374,629
Morgan Stanley Senior Notes 1.51% due 07/20/2027	164,000	150,952
Morgan Stanley Senior Notes 1.59% due 05/04/2027	690,000	641,885
Morgan Stanley Senior Notes 1.79% due 02/13/2032	1,575,000	1,354,581
Morgan Stanley Senior Notes 1.93% due 04/28/2032	830,000	717,508
Morgan Stanley Senior Notes 2.24% due 07/21/2032	700,000	622,261
Morgan Stanley Senior Notes 2.48% due 01/21/2028	900,000	860,015
Morgan Stanley Sub. Notes 2.48% due 09/16/2036	17,000	14,565
Morgan Stanley Senior Notes 2.51% due 10/20/2032	360,000	324,509
Morgan Stanley Senior Notes 2.70% due 01/22/2031	820,000	769,558
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,434,408
Morgan Stanley Senior Notes 3.22% due 04/22/2042	94,000	86,559
Morgan Stanley Senior Notes 3.63% due 01/20/2027	338,000	341,394
Morgan Stanley Senior Notes 3.70% due 10/23/2024	205,000	208,872
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,060,000	1,081,412
Morgan Stanley Senior Notes 4.00% due 07/23/2025	540,000	554,056
		44,330,929
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Manufacturing Operations — 0.0%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	$95,000	$96,621
Drug Delivery Systems — 0.0%
Embecta Corp. Senior Sec. Notes 5.00% due 02/15/2030*	13,000	12,262
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	370,000	391,704
E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	128,000	118,410
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	938,000	942,690
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	19,000	16,450
		1,077,550
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	459,777
Commonwealth Edison Co. 1st. Mtg. Notes 3.85% due 03/15/2052	26,000	26,861
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	254,818
National Rural Utilities Cooperative Finance Corp. Senior Notes 1.88% due 02/07/2025	78,000	75,647
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	330,000	328,291
Sempra Energy Senior Notes 3.40% due 02/01/2028	820,000	819,369
Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	348,459
		2,313,222
Electric-Generation — 0.0%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	66,000	57,873
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	65,000	63,050

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	$130,000	$127,895
		248,818
Electric-Integrated — 2.5%
AES Corp. Senior Notes 2.45% due 01/15/2031	133,000	119,229
AES Corp. Senior Notes 3.30% due 07/15/2025*	530,000	519,983
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	595,000	554,719
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	445,000	452,212
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	250,000	249,506
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	555,000	530,474
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	36,916
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	490,000	432,979
Consolidated Edison Co. of New York, Inc. Senior Notes 3.60% due 06/15/2061	163,000	149,747
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	202,000	225,678
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	108,000	111,461
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	200,000	195,253
Duke Energy Carolinas LLC 1st. Mtg. Notes 3.55% due 03/15/2052	33,000	32,607
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	145,000	148,405
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	49,319
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	11,851
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	$1,405,000	$1,284,775
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	675,000	570,876
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	135,000	150,195
Duke Energy Progress LLC 1st Mtg. Notes 4.00% due 04/01/2052	260,000	275,449
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	927,085
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	460,000	411,190
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	106,000	110,446
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	44,000	41,061
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	121,000	125,363
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	925,000	884,730
Exelon Corp. Senior Bonds 4.10% due 03/15/2052*	125,000	126,889
Exelon Corp. Senior Notes 4.70% due 04/15/2050	70,000	76,963
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	100,000	93,500
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	150,000	133,125
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	172,000	212,420
FirstEnergy Transmission LLC Senior Notes 4.55% due 04/01/2049*	106,000	101,222
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	109,000	94,449
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	550,000	556,632
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	195,000	205,799
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	78,000	70,839

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	$925,000	$928,151
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	435,000	405,130
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	394,691
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	237,660
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.94% due 03/21/2024	54,000	54,034
Pacific Gas & Electric Co. 1st Mtg. 4.40% due 03/01/2032	640,000	629,266
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.50% due 07/01/2040	40,000	36,449
Pacific Gas & Electric Co. 1st Mtg. 5.25% due 03/01/2052	250,000	250,765
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	230,000	206,999
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	1,585,000	1,366,455
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	105,000	86,725
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	97,000	82,737
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	1,420,000	1,336,861
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	122,000	126,093
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	175,000	148,133
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	128,000	130,806
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	89,000	94,108
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031	94,000	84,216
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	1,840,000	1,845,968
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Integrated (continued)
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	$115,000	$113,088
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	143,000	168,558
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	253,000	244,324
Southern California Edison Co. 1st Mtg. 2.75% due 02/01/2032	815,000	756,521
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	55,000	52,345
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	210,000	194,380
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	359,171
Southern Co. Senior Notes 3.70% due 04/30/2030	200,000	200,868
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	101,000	99,614
Union Electric Co. 1ST Mtg. 3.90% due 04/01/2052	47,000	48,596
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	1,535,000	1,422,864
		22,378,923
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	605,000	573,213
Electronic Components-Semiconductors — 0.9%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	121,000	107,627
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	126,000	110,510
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	420,000	392,669
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	706,000	653,949
Broadcom, Inc. Senior Notes 4.00% due 04/15/2029*	2,910,000	2,908,574
Intel Corp. Senior Notes 2.45% due 11/15/2029	405,000	386,580

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 3.10% due 02/15/2060	$570,000	$489,473
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	845,000	778,362
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	680,000	628,642
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	1,265,000	1,261,422
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	615,000	617,389
		8,335,197
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	13,000	13,380
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	39,000	40,459
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031	223,000	198,035
		251,874
Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	30,000	28,889
Enterprise Software/Service — 0.7%
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	5,000	4,762
Clarivate Science Holdings Corp. Company Guar. Notes 4.88% due 07/01/2029*	28,000	26,343
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,174,000	1,074,229
Oracle Corp. Senior Notes 2.88% due 03/25/2031	795,000	725,444
Oracle Corp. Senior Notes 3.60% due 04/01/2040	1,128,000	979,424
Oracle Corp. Senior Notes 3.60% due 04/01/2050	539,000	447,063
Oracle Corp. Senior Notes 3.80% due 11/15/2037	191,000	172,773
Oracle Corp. Senior Notes 3.85% due 04/01/2060	965,000	791,483
Security Description	Principal Amount(14)	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 3.95% due 03/25/2051	$580,000	$506,778
Oracle Corp. Senior Notes 4.00% due 07/15/2046	460,000	407,982
Oracle Corp. Senior Notes 4.00% due 11/15/2047	429,000	379,207
Oracle Corp. Senior Notes 4.10% due 03/25/2061	300,000	255,602
Oracle Corp. Senior Notes 4.13% due 05/15/2045	35,000	31,416
		5,802,506
Finance-Auto Loans — 0.0%
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	40,000	34,300
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	37,000	37,740
		72,040
Finance-Commercial — 0.0%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	30,000	30,456
Finance-Consumer Loans — 0.1%
Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	86,000	73,960
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	10,000	9,925
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	51,000	50,809
LFS Topco LLC Company Guar. Notes 5.88% due 10/15/2026*	24,000	22,500
Synchrony Financial Senior Notes 2.88% due 10/28/2031	56,000	49,636
Synchrony Financial Senior Notes 4.50% due 07/23/2025	416,000	424,815
		631,645
Finance-Credit Card — 0.4%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	30,000	29,494
American Express Co. Senior Notes 2.55% due 03/04/2027	470,000	458,109

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
American Express Co. Senior Notes 3.40% due 02/22/2024	$57,000	$57,810
American Express Co. Senior Notes 4.20% due 11/06/2025	73,000	76,093
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	1,485,000	1,372,145
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	830,000	843,515
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	138,000	135,969
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	395,000	361,179
Visa, Inc. Senior Notes 0.75% due 08/15/2027	42,000	38,106
		3,372,420
Finance-Investment Banker/Broker — 0.0%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	35,000	33,630
Charles Schwab Corp. Senior Notes 2.45% due 03/03/2027	53,000	51,523
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	59,000	55,990
		141,143
Finance-Mortgage Loan/Banker — 0.0%
Enact Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	37,000	38,171
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	17,000	15,562
		53,733
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	15,000	15,750
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 2.63% due 03/17/2027	450,000	439,744
Mondelez International, Inc. Senior Notes 3.00% due 03/17/2032	340,000	327,928
		767,672
Security Description	Principal Amount(14)	Value (Note 2)
Food-Meat Products — 0.1%
Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	$113,000	$108,571
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	675,000	700,569
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	81,000	81,983
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	70,000	73,387
		964,510
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	290,000	298,159
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	100,000	114,764
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	118,000	139,524
Kellogg Co. Senior Notes 3.40% due 11/15/2027	495,000	494,806
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	101,000	99,448
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	187,542
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	28,000	24,766
		1,359,009
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	26,000	22,425
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	29,000	28,891
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	181,000	187,608
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	101,000	104,812
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	25,000	28,977
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	39,000	52,392
		425,105

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	$560,000	$504,493
Service Corp. International Senior Notes 5.13% due 06/01/2029	724,000	736,735
		1,241,228
Gambling (Non-Hotel) — 0.0%
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	47,000	40,185
Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	615,000	609,174
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	525,000	524,119
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	689,000	683,368
		1,816,661
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,175,000	1,172,062
Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc. Company Guar. Notes 4.88% due 07/01/2031*	69,000	63,998
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc. Senior Notes 5.00% due 06/01/2029*	33,000	31,622
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	174,000	158,831
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	177,000	183,339
Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	26,000	26,780
		464,570
Security Description	Principal Amount(14)	Value (Note 2)
Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	$19,000	$18,532
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	28,000	25,760
		44,292
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	48,000	42,969
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	585,000	540,061
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	75,000	65,969
		648,999
Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	120,000	114,489
Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	815,000	816,516
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 2.85% due 05/28/2027	115,000	112,676
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 3.90% due 02/28/2052	320,000	315,557
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	365,000	367,980
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	525,000	532,950
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	478,039
Ryan Specialty Group LLC Senior Sec. Notes 4.38% due 02/01/2030*	16,000	15,120
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	660,000	664,273
		3,303,111
Insurance-Life/Health — 0.6%
Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	72,000	64,918

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Athene Global Funding Sec. Notes 1.73% due 10/02/2026*	$157,000	$142,758
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	890,000	785,523
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	119,000	116,181
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	1,005,000	1,101,821
Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*	194,000	190,557
Equitable Financial Life Global Funding Sec. Notes 1.30% due 07/12/2026*	122,000	112,187
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	1,225,000	1,103,784
F&G Global Funding Senior Sec. Notes 0.90% due 09/20/2024*	105,000	99,071
F&G Global Funding Secured Notes 2.30% due 04/11/2027*	202,000	189,108
Jackson National Life Global Funding Sec. Notes 1.75% due 01/12/2025*	150,000	143,792
Ohio National Financial Services, Inc. Senior Notes 5.80% due 01/24/2030*	200,000	206,327
Primerica, Inc. Senior Notes 2.80% due 11/19/2031	56,000	51,670
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	107,000	102,821
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	242,000	228,129
SBL Holdings, Inc. Senior Notes 5.00% due 02/18/2031*	85,000	81,954
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	68,000	65,033
Unum Group Senior Notes 4.13% due 06/15/2051	105,000	91,624
		4,877,258
Security Description	Principal Amount(14)	Value (Note 2)
Insurance-Mutual — 0.2%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	$1,390,000	$1,349,492
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	80,000	77,506
		1,426,998
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	745,000	745,000
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	63,000	62,843
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	16,000	15,280
		78,123
Lottery Services — 0.0%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. Senior Notes 6.63% due 03/01/2030*	28,000	27,602
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	155,000	152,039
Caterpillar Financial Services Corp. Senior Notes 0.95% due 01/10/2024	124,000	120,876
Caterpillar Financial Services Corp. Senior Notes 1.70% due 01/08/2027	84,000	79,207
		352,122
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	196,000	200,021
John Deere Capital Corp. Senior Notes 0.63% due 09/10/2024	76,000	72,796
John Deere Capital Corp. Senior Notes 0.90% due 01/10/2024	118,000	114,895
John Deere Capital Corp. Senior Notes 1.30% due 10/13/2026	56,000	52,178
		439,890

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	$635,000	$593,542
Medical Information Systems — 0.0%
Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	50,000	48,620
Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	535,000	518,712
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	535,493
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	480,000	461,280
		1,515,485
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 2.13% due 03/10/2025*	239,000	234,529
Medical Products — 0.3%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	2,880,000	2,630,248
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.80% due 08/15/2041	183,000	158,063
Amgen, Inc. Senior Notes 3.35% due 02/22/2032	125,000	123,849
Amgen, Inc. Senior Notes 4.20% due 02/22/2052	25,000	25,840
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,024
Bio-Rad Laboratories, Inc. Senior Notes 3.30% due 03/15/2027	39,000	38,429
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	565,000	574,979
		945,184
Medical-Drugs — 0.8%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,080,000	1,066,398
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	92,000	94,329
Security Description	Principal Amount(14)	Value (Note 2)
Medical-Drugs (continued)
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	$114,000	$118,328
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	110,000	117,108
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	1,490,000	1,375,510
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	875,550
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	925,000	857,799
Bristol-Myers Squibb Co. Senior Notes 1.45% due 11/13/2030	735,000	642,415
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	170,000	141,027
Bristol-Myers Squibb Co. Senior Notes 2.95% due 03/15/2032	255,000	249,473
Bristol-Myers Squibb Co. Senior Notes 3.55% due 03/15/2042	1,180,000	1,166,815
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	67,000	67,991
		6,772,743
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040	79,000	68,266
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050	212,000	178,873
		247,139
Medical-HMO — 0.4%
Centene Corp. Senior Notes 4.63% due 12/15/2029	870,000	880,440
Humana, Inc. Senior Notes 1.35% due 02/03/2027	59,000	53,520
Humana, Inc. Senior Notes 2.15% due 02/03/2032	390,000	341,761
Humana, Inc. Senior Notes 3.70% due 03/23/2029	905,000	908,670
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	132,000	124,351

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	$430,000	$386,511
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	490,000	486,519
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	90,000	92,761
		3,274,533
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	12,000	12,246
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	295,000	286,449
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	47,000	45,225
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	130,000	112,101
HCA, Inc. Senior Sec. Notes 3.63% due 03/15/2032*	265,000	259,644
HCA, Inc. Senior Sec. Bonds 4.63% due 03/15/2052*	297,000	299,402
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	195,000	170,451
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	430,000	378,569
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	23,000	22,253
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	48,000	49,580
Sutter Health Notes 3.36% due 08/15/2050	340,000	303,020
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	11,000	11,047
		1,949,987
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	143,000	143,620
Metal Processors & Fabrication — 0.0%
Timken Co. Senior Notes 4.13% due 04/01/2032	32,000	31,796
Security Description	Principal Amount(14)	Value (Note 2)
Motion Pictures & Services — 0.6%
Magallanes, Inc. Company Guar. Notes 3.64% due 03/15/2025*	$790,000	$794,928
Magallanes, Inc. Company Guar. Notes 4.28% due 03/15/2032*	1,168,000	1,173,020
Magallanes, Inc. Company Guar. Bonds 5.14% due 03/15/2052*	2,965,000	3,034,217
Magallanes, Inc. Company Guar. Bonds 5.39% due 03/15/2062*	96,000	98,994
		5,101,159
Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	270,000	257,222
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	48,000	45,480
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	85,000	70,065
Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	230,000	216,412
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	711,000	653,274
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	215,000	202,508
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	200,000	185,290
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	405,000	407,126
		1,664,610
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 7.38% due 05/15/2027*	20,000	20,807
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	51,000	52,148
Apache Corp. Senior Notes 4.38% due 10/15/2028	43,000	43,994
Apache Corp. Senior Notes 5.35% due 07/01/2049	96,000	92,288

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	$44,000	$45,728
Civitas Resources, Inc. Company Guar. Notes 5.00% due 10/15/2026*	67,000	66,416
ConocoPhillips Co. Company Guar. Notes 3.80% due 03/15/2052	120,000	122,033
ConocoPhillips Co. Company Guar. Notes 4.03% due 03/15/2062*	210,000	212,877
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	275,000	300,795
Crescent Energy Finance LLC Company Guar. Notes 7.25% due 05/01/2026*	35,000	35,163
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	224,000	221,832
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	90,000	91,252
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	14,000	14,476
Hess Corp. Senior Notes 6.00% due 01/15/2040	203,000	236,518
Hess Corp. Senior Notes 7.13% due 03/15/2033	179,000	220,909
Hess Corp. Senior Notes 7.30% due 08/15/2031	635,000	778,448
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	67,000	67,167
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	113,000	137,412
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	77,000	92,237
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	24,000	24,660
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	34,000	33,524
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	74,000	83,342
Security Description	Principal Amount(14)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	$21,000	$21,044
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	77,000	78,251
		3,072,514
Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	865,000	737,138
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	130,000	112,221
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	180,000	161,458
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	310,000	276,688
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	298,000	301,804
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	830,000	844,616
Chevron Corp. Senior Notes 1.55% due 05/11/2025	165,000	159,372
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	60,000	64,602
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	670,000	724,468
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	90,000	100,288
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	27,000	28,114
		3,510,769
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	745,000	775,027
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	41,000	32,945
		807,972

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	$15,000	$14,784
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	67,000	67,765
Halliburton Co. Senior Notes 4.75% due 08/01/2043	59,000	61,823
Halliburton Co. Senior Notes 4.85% due 11/15/2035	103,000	110,684
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	63,000	63,755
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	46,000	46,540
		365,351
Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	395,000	360,871
Glatfelter Corp. Company Guar. Notes 4.75% due 11/15/2029*	21,000	17,798
		378,669
Pharmacy Services — 0.3%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	1,585,000	1,481,519
Cigna Corp. Senior Notes 3.40% due 03/15/2050	76,000	68,432
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	174,000	190,307
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	875,000	988,708
		2,728,966
Pipelines — 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	29,000	29,616
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	28,000	26,740
Security Description	Principal Amount(14)	Value (Note 2)
Pipelines (continued)
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	$54,000	$49,140
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	42,000	44,032
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	23,000	22,053
DT Midstream, Inc. Senior Sec. Notes 4.30% due 04/15/2032*	62,000	62,213
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	18,000	17,235
Energy Transfer LP Senior Notes 4.00% due 10/01/2027	90,000	90,665
Energy Transfer LP Senior Notes 4.95% due 05/15/2028	97,000	100,625
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	1,327,000	1,463,986
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	99,000	100,114
Energy Transfer Operating LP Senior Notes 4.95% due 06/15/2028	510,000	534,820
Energy Transfer Operating LP Senior Notes 6.00% due 06/15/2048	330,000	365,642
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	34,000	27,540
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	51,000	43,009
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	190,000	162,035
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	230,000	230,849
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	270,000	293,395
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	25,000	24,657

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	$94,000	$96,139
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	69,000	68,013
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	171,000	164,820
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	60,000	61,452
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	38,000	36,052
Howard Midstream Energy Partners LLC Senior Notes 6.75% due 01/15/2027*	47,000	46,060
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	37,000	34,178
MPLX LP Senior Notes 1.75% due 03/01/2026	290,000	272,070
MPLX LP Senior Notes 4.95% due 03/14/2052	720,000	751,603
MPLX LP Senior Notes 5.20% due 03/01/2047	115,000	123,370
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	44,000	43,282
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 6.13% due 03/01/2025	18,000	15,638
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	405,000	378,179
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	27,000	27,366
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	160,000	183,054
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	490,000	459,308
Security Description	Principal Amount(14)	Value (Note 2)
Pipelines (continued)
ONEOK, Inc. Company Guar. Notes 4.55% due 07/15/2028	$185,000	$190,416
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	230,000	247,468
ONEOK, Inc. Company Guar. Notes 6.35% due 01/15/2031	107,000	123,758
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	46,000	40,767
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	60,000	68,082
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	380,000	397,438
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	405,000	438,318
Targa Resources Corp. Company Guar. Notes 4.20% due 02/01/2033	348,000	351,494
Targa Resources Corp. Company Guar. Notes 4.95% due 04/15/2052	50,000	50,915
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	22,000	22,220
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	34,000	33,008
Williams Cos., Inc. Senior Notes 3.50% due 10/15/2051	67,000	58,611
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	160,000	184,384
		8,655,829
Poultry — 0.0%
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	19,000	17,813
Printing-Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	32,000	32,502
Protection/Safety — 0.0%
APX Group, Inc. Company Guar. Notes 5.75% due 07/15/2029*	4,000	3,660

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.95% due 03/15/2034	$31,000	$29,143
American Tower Corp. Senior Notes 1.45% due 09/15/2026	320,000	292,357
American Tower Corp. Senior Notes 1.50% due 01/31/2028	120,000	106,222
American Tower Corp. Senior Notes 2.40% due 03/15/2025	605,000	589,176
American Tower Corp. Senior Notes 3.65% due 03/15/2027	520,000	519,938
Apollo Commercial Real Estate Finance, Inc. Senior Sec. Notes 4.63% due 06/15/2029*	40,000	36,300
Corporate Office Properties LP Company Guar. Notes 2.90% due 12/01/2033	61,000	53,857
EPR Properties Senior Notes 3.60% due 11/15/2031	361,000	327,330
EPR Properties Senior Notes 3.75% due 08/15/2029	520,000	486,807
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	890,000	892,334
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	357,000	322,238
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	420,000	381,066
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	315,000	305,742
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	305,000	295,813
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	575,000	604,078
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	185,000	199,111
Security Description	Principal Amount(14)	Value (Note 2)
Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	$70,000	$66,500
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	55,000	45,658
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	154,000	146,852
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	48,000	46,001
Lexington Realty Trust Company Guar. Notes 2.38% due 10/01/2031	43,000	38,147
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	64,000	55,700
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	61,000	52,562
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	173,000	150,900
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	90,000	82,459
Realty Income Corp. Senior Notes 2.20% due 06/15/2028	45,000	41,590
Realty Income Corp. Senior Notes 2.85% due 12/15/2032	50,000	47,125
Realty Income Corp. Senior Notes 3.40% due 01/15/2028	165,000	164,811
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	550,000	541,426
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	50,000	50,624
Vornado Realty LP Senior Notes 2.15% due 06/01/2026	54,000	50,534
Weyerhaeuser Co. Senior Notes 4.00% due 03/09/2052	43,000	42,890
		7,065,291
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	21,000	21,945

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Recreational Vehicles — 0.0%
Brunswick Corp. Senior Notes 2.40% due 08/18/2031	$106,000	$89,786
Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	31,000	30,014
Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	50,000	46,375
Ashtead Capital, Inc. Company Guar. Notes 4.38% due 08/15/2027*	1,000,000	1,012,520
Hertz Corp. Company Guar. Notes 5.00% due 12/01/2029*	80,000	72,557
PROG Holdings, Inc. Company Guar. Notes 6.00% due 11/15/2029*	29,000	26,897
Rent-A-Center, Inc. Company Guar. Notes 6.38% due 02/15/2029*	40,000	36,635
		1,194,984
Resort/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	90,000	85,837
Retail-Apparel/Shoe — 0.0%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	65,000	57,652
Retail-Auto Parts — 0.0%
Genuine Parts Co. Senior Notes 1.75% due 02/01/2025	39,000	37,279
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 4.63% due 11/15/2029*	51,000	47,708
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	66,000	58,905
Ken Garff Automotive LLC Senior Notes 4.88% due 09/15/2028*	33,000	31,020
		137,633
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	880,000	848,382
Lowe's Cos., Inc. Senior Notes 3.35% due 04/01/2027	170,000	171,159
Security Description	Principal Amount(14)	Value (Note 2)
Retail-Building Products (continued)
Lowe's Cos., Inc. Senior Notes 3.75% due 04/01/2032	$115,000	$116,333
Lowe's Cos., Inc. Senior Bonds 4.45% due 04/01/2062	63,000	65,023
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	30,000	25,036
		1,225,933
Retail-Discount — 0.0%
Target Corp. Senior Notes 1.95% due 01/15/2027	94,000	90,913
Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024	45,000	44,366
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044	53,000	47,456
		91,822
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	331,000	308,244
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	8,000	7,706
		315,950
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	15,000	13,688
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	21,000	20,823
		34,511
Retail-Propane Distribution — 0.0%
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp. Senior Notes 5.38% due 04/01/2026*	80,000	75,974
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	228,000	225,235
Retail-Restaurants — 0.1%
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	39,000	31,785
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	30,000	28,650

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
Dave & Buster's, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	$22,000	$23,147
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	820,000	784,694
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	150,000	156,502
		1,024,778
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	26,000	26,899
Savings & Loans/Thrifts — 0.0%
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	246,000	255,967
Schools — 0.1%
Howard University Notes 2.29% due 10/01/2026	100,000	93,313
Howard University Notes 2.70% due 10/01/2029	250,000	233,014
Howard University Notes 2.80% due 10/01/2030	100,000	93,895
Howard University Notes 2.90% due 10/01/2031	100,000	92,574
Howard University Notes 3.48% due 10/01/2041	95,000	85,209
		598,005
Security Services — 0.0%
Brink's Co. Company Guar. Notes 4.63% due 10/15/2027*	16,000	15,561
Brink's Co. Company Guar. Notes 5.50% due 07/15/2025*	29,000	29,227
		44,788
Steel-Producers — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	49,000	48,395
Nucor Corp. Senior Notes 3.13% due 04/01/2032	36,000	34,737
		83,132
Security Description	Principal Amount(14)	Value (Note 2)
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 4.88% due 10/01/2029	$16,000	$15,163
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	155,000	171,205
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	1,835,000	1,542,080
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	1,232,000	1,074,957
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	617,000	562,574
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	34,000	30,415
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	305,000	322,215
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	253,000	267,692
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	97,000	103,218
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	289,000	318,315
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	5,000	4,766
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	39,000	34,658
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	247,000	217,649
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	460,000	378,374
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	64,000	52,155
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	315,000	295,579
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	185,000	174,227
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	190,000	189,469

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 3.88% due 03/01/2052	$64,000	$64,361
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	75,000	75,687
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	78,000	83,001
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	20,000	17,900
		5,809,292
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	52,000	59,280
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	19,000	17,694
		76,974
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Sec. Notes 10.00% due 06/15/2026*	40,000	36,028
Tobacco — 0.4%
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	360,000	323,598
BAT Capital Corp. Company Guar. Notes 2.73% due 03/25/2031	305,000	268,834
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	1,730,000	1,708,780
BAT Capital Corp. Company Guar. Notes 4.74% due 03/16/2032	645,000	648,904
BAT Capital Corp. Company Guar. Notes 4.76% due 09/06/2049	50,000	45,972
BAT Capital Corp. Company Guar. Notes 5.65% due 03/16/2052	300,000	304,201
		3,300,289
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 2.30% due 02/24/2025	116,000	113,979
Stanley Black & Decker, Inc. Senior Notes 3.00% due 05/15/2032	87,000	84,069
		198,048
Security Description	Principal Amount(14)	Value (Note 2)
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	$1,523,000	$1,439,235
Transport-Air Freight — 0.0%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	81,000	79,062
Transport-Equipment & Leasing — 0.1%
DAE Funding LLC Company Guar. Notes 1.55% due 08/01/2024*	845,000	798,789
GATX Corp. Senior Notes 4.35% due 02/15/2024	170,000	173,806
		972,595
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	59,000	65,087
Norfolk Southern Corp. Senior Notes 3.70% due 03/15/2053	72,000	71,126
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	83,000	86,227
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	1,095,000	1,024,697
Union Pacific Corp. Senior Notes 2.80% due 02/14/2032	340,000	326,493
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	35,000	29,596
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	80,000	80,227
		1,683,453
Transport-Services — 0.0%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	132,450	120,730
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	74,000	76,460
		197,190
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	845,000	832,954
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	148,000	147,522

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	$685,000	$692,443
		1,672,919
Vitamins & Nutrition Products — 0.0%
HLF Financing Sarl LLC/ Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	35,000	30,701
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	230,000	238,316
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	64,000	56,883
		295,199
Total U.S. Corporate Bonds & Notes (cost $254,208,634)		243,083,304
FOREIGN CORPORATE BONDS & NOTES — 5.0%
Agricultural Operations — 0.1%
Kernel Holding SA Senior Notes 6.50% due 10/17/2024	540,000	273,575
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	938,822	970,507
Auto-Cars/Light Trucks — 0.0%
Kia Corp. Senior Notes 1.00% due 04/16/2024*	99,000	94,624
Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC/Aptiv Corp. Company Guar. Notes 3.25% due 03/01/2032	42,000	39,814
Banks-Commercial — 0.4%
Bangkok Bank PCL Sub. Notes 3.47% due 09/23/2036*	775,000	697,619
Bank of Montreal Senior Notes 1.50% due 01/10/2025	198,000	189,884
BPCE SA Sub. Bonds 3.58% due 10/19/2042*	250,000	216,701
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	100,000	96,625
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	71,000	65,404
Security Description	Principal Amount(14)	Value (Note 2)
Banks-Commercial (continued)
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	$174,000	$170,121
Canadian Imperial Bank of Commerce Senior Notes 3.30% due 04/07/2025	159,000	158,929
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	286,000	263,653
Danske Bank A/S Senior Notes 0.98% due 09/10/2025*	200,000	187,596
ING Groep NV Senior Notes 1.40% due 07/01/2026*	261,000	241,754
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	215,000	184,098
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	250,000	240,677
Royal Bank of Canada Senior Notes 2.30% due 11/03/2031	81,000	73,705
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	339,000	325,062
Swedbank AB Senior Notes 1.54% due 11/16/2026*	254,000	235,830
Toronto-Dominion Bank Senior Notes 1.25% due 12/13/2024	130,000	125,031
		3,472,689
Banks-Special Purpose — 0.0%
Development Bank of Japan, Inc. Senior Notes 1.75% due 02/18/2025*	268,000	260,670
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	19,825
Cable/Satellite TV — 0.0%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	200,000	179,270
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	75,000	78,885
		258,155

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.0%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	$17,000	$14,408
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	200,000	169,500
		183,908
Cellular Telecom — 0.2%
Altice France SA Senior Sec. Notes 5.50% due 10/15/2029*	200,000	179,456
Empresa Nacional de Telecomunicaciones SA Senior Notes 3.05% due 09/14/2032*	150,000	136,163
Rogers Communications, Inc. Company Guar. Notes 3.80% due 03/15/2032*	230,000	227,860
Rogers Communications, Inc. Company Guar. Notes 4.55% due 03/15/2052*	615,000	614,377
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	735,000	744,187
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	39,000	43,655
		1,945,698
Chemicals-Diversified — 0.0%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	202,000	195,493
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	16,000	14,764
		210,257
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	27,000	27,168
Coffee — 0.0%
JDE Peet's NV Company Guar. Notes 2.25% due 09/24/2031*	150,000	130,433
Commercial Services-Finance — 0.0%
Paysafe Finance PLC/ Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	30,000	25,538
Security Description	Principal Amount(14)	Value (Note 2)
Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	$95,000	$90,504
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	105,000	99,657
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	93,000	86,490
		276,651
Diversified Banking Institutions — 1.1%
Bank of Nova Scotia Senior Notes 0.40% due 09/15/2023	97,000	94,288
Barclays PLC Sub. Notes 3.56% due 09/23/2035	408,000	375,830
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	370,000	337,309
BNP Paribas SA Senior Notes 1.68% due 06/30/2027*	200,000	183,125
BNP Paribas SA Senior Notes 2.16% due 09/15/2029*	235,000	209,476
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	705,000	671,183
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	223,000	202,847
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	150,000	146,797
Deutsche Bank AG Sub. Notes 3.74% due 01/07/2033	200,000	176,778
Deutsche Bank AG/ New York NY Senior Notes 2.31% due 11/16/2027	905,000	830,525
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	785,000	717,410
HSBC Holdings PLC Senior Notes 2.21% due 08/17/2029	200,000	180,237
HSBC Holdings PLC Senior Notes 2.25% due 11/22/2027	200,000	186,612
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	200,000	202,829
HSBC Holdings PLC VRS Senior Notes 4.58% due 06/19/2029(4)	1,725,000	1,777,984

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Sub. Notes 4.76% due 03/29/2033	$1,950,000	$2,002,818
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	206,000	199,375
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000	325,471
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	200,000	177,461
UBS Group AG Senior Notes 1.49% due 08/10/2027*	200,000	181,785
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	200,000	175,860
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	340,000	324,924
		9,680,924
Diversified Financial Services — 0.1%
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030*	975,000	930,111
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	175,000	186,316
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	27,000	26,302
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	96,000	114,795
		141,097
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	457,008
Electric-Generation — 0.0%
Colbun SA Senior Notes 3.15% due 01/19/2032*	200,000	182,000
Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 1.38% due 07/12/2026*	775,000	711,874
Security Description	Principal Amount(14)	Value (Note 2)
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/ NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	$105,000	$102,034
NXP BV/NXP Funding LLC/ NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	49,000	50,588
		152,622
Electronic Connectors — 0.0%
Tyco Electronics Group SA Company Guar. Notes 2.50% due 02/04/2032	65,000	60,780
Energy-Alternate Sources — 0.1%
Energo-Pro AS Senior Notes 8.50% due 02/04/2027*	580,000	545,200
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	200,000	209,618
Investment Energy Resources, Ltd. Senior Sec. Notes 6.25% due 04/26/2029*	200,000	202,002
		956,820
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	13,000	12,253
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	150,000	138,709
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	1,065,000	960,198
		1,098,907
Food-Meat Products — 0.1%
JBS Finance Luxembourg SARL Company Guar. Notes 2.50% due 01/15/2027*	800,000	743,008
Gold Mining — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.38% due 11/01/2028	200,000	187,940
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	208,000	194,584
		382,524

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 3.45% due 05/15/2052	$31,000	$26,161
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 3.10% due 09/01/2031	65,000	58,144
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	205,000	212,825
		270,969
Internet Financial Services — 0.0%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	200,000	192,750
Machinery-Construction & Mining — 0.1%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	290,000	271,181
Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 2.75% due 11/15/2031	94,000	84,513
Medical Products — 0.0%
STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	154,000	143,183
Medical-Biomedical/Gene — 0.2%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	1,009,000	867,981
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030	840,000	734,507
		1,602,488
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	418,447
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	109,000	109,328
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	345,000	307,580
		835,355
Metal-Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	26,000	26,780
Security Description	Principal Amount(14)	Value (Note 2)
Metal-Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	$26,000	$26,877
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	565,000	544,118
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	265,000	291,884
		862,879
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	725,000	735,418
Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc. Senior Notes 2.20% due 01/15/2032	40,000	35,747
Waste Connections, Inc. Senior Bonds 2.95% due 01/15/2052	50,000	42,583
		78,330
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	21,000	21,000
Oil Companies-Exploration & Production — 0.4%
EnCana Corp. Company Guar. Notes 6.63% due 08/15/2037	630,000	745,625
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	175,000	172,856
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	150,000	144,750
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	175,000	166,644
EQT Corp. Senior Notes 3.63% due 05/15/2031*	209,000	199,072
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	460,000	470,657
Lundin Energy Finance BV Company Guar. Notes 2.00% due 07/15/2026*	310,000	289,056
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	1,000,000	926,215
Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	105,000	98,380
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	85,000	85,638

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*	$540,000	$445,500
		3,744,393
Oil Companies-Integrated — 0.3%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	1,545,000	1,403,401
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	595,000	570,411
Petro-Canada Senior Notes 5.95% due 05/15/2035	58,000	67,738
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041	195,000	175,251
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051	245,000	219,153
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	500,000	468,919
		2,904,873
Oil-Field Services — 0.0%
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	16,000	16,480
Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*	200,000	180,252
Suzano Austria GmbH Company Guar. Notes 2.50% due 09/15/2028	66,000	59,555
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	74,000	65,518
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	118,000	111,097
		416,422
Pipelines — 0.2%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	677,406	623,111
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*	1,140,000	1,021,879
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*	393,044	354,397
		1,999,387
Security Description	Principal Amount(14)	Value (Note 2)
Rental Auto/Equipment — 0.1%
Triton Container International, Ltd. Company Guar. Notes 2.05% due 04/15/2026*	$216,000	$201,676
Triton Container International, Ltd. Company Guar. Notes 3.15% due 06/15/2031*	206,000	188,369
Triton Container International, Ltd./ TAL International Container Corp. Company Guar. Notes 3.25% due 03/15/2032	61,000	56,189
		446,234
Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	14,000	10,220
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	18,000	8,969
		19,189
Security Services — 0.0%
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	68,000	61,267
Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	695,000	706,076
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	1,362,000	1,401,827
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	275,000	302,630
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	200,000	185,461
		2,595,994
SupraNational Banks — 0.1%
African Development Bank Senior Notes 0.75% due 04/03/2023	121,000	119,619
Asian Infrastructure Investment Bank Senior Notes 0.50% due 10/30/2024	189,000	179,005
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	193,000	187,339

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
Inter-American Development Bank Bonds 1.13% due 07/20/2028	$227,000	$208,624
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	208,000	188,377
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	138,000	140,538
		1,023,502
Telecom Services — 0.1%
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	1,060,000	978,542
Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	150,000	155,027
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 4.45% due 03/16/2028	1,150,000	1,154,377
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 1.35% due 12/02/2024	129,000	123,807
Canadian Pacific Railway Co. Company Guar. Notes 3.00% due 12/02/2041	25,000	22,512
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	50,000	63,539
		209,858
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./ HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	31,000	31,775
Total Foreign Corporate Bonds & Notes (cost $47,663,385)		44,794,083
U.S. GOVERNMENT AGENCIES — 28.1%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,003,358
Federal Home Loan Mtg. Corp. — 1.7%
1.74% (6 ML+1.49%) due 02/01/2037 FRS	8,248	8,505
2.00% due 09/01/2051	1,542,325	1,434,330
2.19% (12 ML+1.88%) due 11/01/2037 FRS	79,331	83,078
2.50% due 01/01/2028	49,691	49,271
Security Description	Principal Amount(14)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
2.50% due 04/01/2028	$165,010	$163,633
2.50% due 03/01/2031	90,568	89,725
2.50% due 10/01/2032	112,079	111,036
2.50% due 11/01/2032	530,136	526,008
2.50% due 09/01/2051	682,642	653,113
3.00% due 08/01/2027	100,121	101,241
3.00% due 10/01/2042	155,171	155,303
3.00% due 11/01/2042	125,841	125,922
3.00% due 02/01/2043	241,426	243,275
3.00% due 04/01/2043	133,382	133,372
3.00% due 08/01/2043	535,450	535,149
3.00% due 07/01/2045	334,389	333,337
3.00% due 10/01/2045	172,736	172,034
3.00% due 08/01/2046	197,819	196,934
3.50% due 01/01/2032	310,574	319,240
3.50% due 11/01/2041	95,874	97,947
3.50% due 03/01/2042	62,700	64,047
3.50% due 08/01/2042	120,901	123,513
3.50% due 09/01/2043	41,604	42,499
3.50% due 03/01/2045	239,780	244,451
3.50% due 07/01/2045	656,056	668,292
3.50% due 08/01/2045	155,067	158,287
3.50% due 10/01/2045	184,594	187,875
3.50% due 11/01/2045	239,163	243,614
3.50% due 01/01/2046	8,668	8,822
3.50% due 11/01/2047	255,279	258,666
3.50% due 02/01/2052	641,180	643,840
4.00% due 09/01/2040	69,612	72,935
4.00% due 07/01/2044	114,926	119,864
4.00% due 10/01/2045	89,514	93,348
4.00% due 01/01/2046	737,107	767,309
4.00% due 07/01/2049	72,823	75,193
4.00% due 01/01/2050	126,690	129,505
4.50% due 07/01/2045	425,354	441,459
4.50% due 05/01/2048	135,097	141,815
5.00% due 09/01/2031	164,601	173,218
5.00% due 11/01/2043	176,323	190,908
5.50% due 01/01/2036	65,610	71,512
6.00% due 03/01/2040	5,410	6,045
6.25% due 07/15/2032	206,000	273,525
6.75% due 03/15/2031	100,000	133,025
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.60% due 03/25/2027(1)(4)(5)	4,861,643	124,134
Series K124, Class X1 0.72% due 12/25/2030(1)(4)(5)	3,485,121	179,606
Series K122, Class X1 0.88% due 11/25/2030(1)(4)(5)	888,345	54,064
Series K121, Class X1 1.03% due 10/25/2030(1)(4)(5)	1,621,104	112,658

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K114, Class X1 1.12% due 06/25/2030(1)(4)(5)	$2,892,198	$217,056
Series K104, Class X1 1.12% due 01/25/2030(1)(4)(5)	2,473,224	176,217
Series K111, Class X1 1.57% due 05/25/2030(1)(4)(5)	1,121,004	116,092
Federal Home Loan Mtg. Corp. REMIC Series 4216, Class KQ 1.70% due 10/15/2039(2)	205,358	203,573
Series 4961, Class JB 2.50% due 12/15/2042(2)	428,180	416,042
Series 3883, Class PB 3.00% due 05/15/2041(2)	143,510	142,635
Series 4740, Class BA 3.00% due 09/15/2045(2)	88,365	87,631
Federal Home Loan Mtg. Corp. SCRT Series 2020-1, Class MA 2.50% due 08/25/2059(2)	384,152	376,236
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	225,581	229,643
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 2.11% (1 ML+1.65%) due 04/25/2043*(2)	49,338	49,214
Series 2019-HQA3, Class M2 2.31% (1 ML + 1.85%) due 09/25/2049*(2)	343,975	343,437
Series 2019-DNA3, Class M2 2.51% (1 ML + 2.05%) due 07/25/2049*(2)	387,899	387,898
Series 2019-HQA1, Class M2 2.81% (1 ML + 2.35%) due 02/25/2049*(2)	854,226	854,225
Series 2019-DNA2, Class M2 2.91% (1 ML+2.45%) due 03/25/2049*(2)	525,504	526,154
		15,462,535
Federal National Mtg. Assoc. — 5.3%
1.50% due 12/01/2050	1,616,765	1,446,583
1.88% due 09/24/2026	837,000	815,951
2.00% due 11/01/2035	333,561	324,353
2.00% due 10/01/2050	443,543	413,332
2.00% due 07/01/2035	676,870	658,296
2.00% due 05/01/2036	521,666	507,313
2.00% due 05/01/2041	457,578	429,663
2.00% due 12/01/2050	844,312	786,873
2.00% due 04/01/2051	1,927,477	1,794,422
2.00% due 05/01/2051	324,723	302,372
2.00% due 06/01/2051	656,052	610,543
Security Description	Principal Amount(14)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
2.00% due 11/01/2051	$981,748	$913,551
2.00% due 12/01/2051	2,267,050	2,111,261
2.00% due 03/01/2052	2,093,523	1,945,777
2.50% due 04/01/2028	129,273	128,103
2.50% due 08/01/2031	359,765	356,178
2.50% due 01/01/2032	460,030	455,444
2.50% due 06/01/2050	537,906	515,625
2.50% due 07/01/2050	949,500	911,079
2.50% due 10/01/2050	394,145	377,442
2.50% due 05/01/2051	259,877	248,659
2.50% due 11/01/2051	1,478,559	1,417,558
2.50% due 02/01/2052	1,987,540	1,901,744
2.50% due 03/01/2052	2,990,751	2,861,081
2.63% due 09/06/2024	2,025,000	2,038,085
3.00% due 10/01/2027	159,841	161,433
3.00% due 10/01/2030	133,211	134,556
3.00% due 07/01/2034	288,073	290,477
3.00% due 03/01/2042	201,244	201,277
3.00% due 12/01/2042	75,441	75,445
3.00% due 05/01/2043	139,369	139,041
3.00% due 02/01/2045	87,639	87,225
3.00% due 08/01/2046	227,635	226,221
3.00% due 09/01/2046	114,844	114,070
3.00% due 12/01/2046	177,509	177,506
3.00% due 01/01/2047	80,401	79,530
3.00% due 09/01/2048	235,703	234,219
3.00% due 11/01/2048	353,408	351,398
3.00% due 06/01/2049	341,229	336,656
3.00% due 03/01/2050	502,459	494,536
3.00% due 04/01/2052	2,000,000	1,960,802
3.50% due 08/01/2026	41,379	42,308
3.50% due 09/01/2026	61,278	62,661
3.50% due 08/01/2027	10,192	10,410
3.50% due 10/01/2028	22,246	22,899
3.50% due 03/01/2042	141,168	144,095
3.50% due 08/01/2042	321,520	326,302
3.50% due 07/01/2045	110,798	112,942
3.50% due 08/01/2045	187,281	190,920
3.50% due 09/01/2045	135,506	137,814
3.50% due 10/01/2045	222,097	226,411
3.50% due 11/01/2045	100,269	101,814
3.50% due 12/01/2045	213,550	216,887
3.50% due 02/01/2046	91,128	92,821
3.50% due 03/01/2046	128,623	130,230
3.50% due 07/01/2046	311,474	317,513
3.50% due 12/01/2047	1,086,136	1,098,977
3.50% due 04/01/2048	623,231	631,365
3.50% due 08/01/2049	170,532	171,204
4.00% due 03/01/2039	107,115	110,742
4.00% due 10/01/2040	41,813	43,709
4.00% due 11/01/2040	90,689	94,842
4.00% due 10/01/2041	91,267	95,333
4.00% due 11/01/2041	60,891	63,630
4.00% due 01/01/2043	363,662	380,632
4.00% due 02/01/2045	293,010	306,008
4.00% due 02/01/2046	15,114	15,703

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2047	$257,018	$266,305
4.00% due 05/01/2047	39,815	41,136
4.00% due 07/01/2047	507,239	523,904
4.00% due 08/01/2047	100,632	103,848
4.00% due 06/01/2048	293,667	302,810
4.00% due 09/01/2048	237,832	245,034
4.00% due 01/01/2049	235,793	241,295
4.00% due 03/01/2049	35,275	36,085
4.50% due 10/01/2024	9,582	9,829
4.50% due 08/01/2045	441,427	470,194
4.50% due 06/01/2048	322,981	336,989
4.50% due 11/01/2048	172,878	179,740
4.50% due 12/01/2048	223,048	232,190
5.00% due 05/01/2040	61,881	65,983
5.00% due 06/01/2040	8,042	8,703
5.00% due 07/01/2040	175,723	187,587
5.00% due 02/01/2045	233,566	252,776
5.50% due 12/01/2029	14,316	15,240
5.50% due 08/01/2037	85,798	94,021
5.50% due 06/01/2038	33,930	37,158
6.00% due 11/01/2038	4,097	4,578
6.00% due 06/01/2040	35,540	39,680
6.50% due 10/01/2037	336	363
6.63% due 11/15/2030	871,000	1,141,935
7.25% due 05/15/2030	2,260,000	3,030,761
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS 2.56% (1 ML +2.10%) due 06/25/2039*(2)	9,421	9,422
Series 2019-R03, Class 1M2 2.61% (1 ML+2.15%) due 09/25/2031*(2)	56,813	56,813
Series 2019-HRP1, Class M2 2.61% (1 ML+2.15%) due 11/25/2039*(2)	234,050	230,292
Series 2016-C07, Class 2M2 4.81% (1 ML+4.35%) due 05/25/2029(2)	497,384	518,237
Series 2014-C04, Class 1M2 5.36% (1 ML+4.90%) due 11/25/2024(2)	103,476	106,532
Series 2015-C04, Class 1M2 6.16% (1 ML+5.70%) due 04/25/2028(2)	77,299	82,684
Series 2016-C02, Class 1M2 6.46% (1 ML+6.00%) due 09/25/2028(2)	34,592	36,465
Federal National Mtg. Assoc. FRS 1.85% (12 ML+1.57%) due 05/01/2037	13,162	13,659
1.92% (6 ML+1.54%) due 09/01/2035	84,280	87,073
2.03% (12 ML+1.67%) due 07/01/2039	51,870	53,475
2.04% (12 ML+1.77%) due 05/01/2040	68,149	70,638
Security Description	Principal Amount(14)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
2.07% (12 ML+1.82%) due 10/01/2040	$12,695	$13,205
2.08% (12 ML+1.83%) due 10/01/2040	33,352	34,627
2.20% (12 ML+1.91%) due 08/01/2035	48,419	50,570
2.28% (1 Yr USTYCR+2.22%) due 10/01/2035	61,304	63,725
2.36% (1 Yr USTYCR+2.27%) due 11/01/2036	27,320	28,690
Federal National Mtg. Assoc., REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(2)	297,956	290,208
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	414,092	400,036
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	190,795	188,572
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	96,576	93,218
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	161,789	155,718
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	147,683	145,120
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	240,168	240,751
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	354,299	347,901
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	210,830	210,027
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	312,281	306,924
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	312,390	310,553
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	123,367	124,346
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	16,221	16,255
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	76,150	76,294
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	292,597	291,201
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	270,670	275,526
		47,280,753
Government National Mtg. Assoc. — 6.1%
2.00% due 11/20/2050	1,642,545	1,570,292
2.00% due April 30 TBA	4,500,000	4,280,578
2.50% due 07/20/2051	1,228,062	1,193,996
2.50% due 09/20/2051	1,933,858	1,880,212
3.00% due 02/20/2045	82,236	82,098
3.00% due 05/20/2045	64,836	64,721
3.00% due 07/20/2045	15,419	15,387
3.00% due 03/20/2046	364,073	363,092
3.00% due 05/20/2046	230,437	229,771
3.00% due 05/20/2050	420,326	417,573
3.00% due April 30 TBA	10,150,000	10,040,818
3.00% due May 30 TBA	10,150,000	10,014,650

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
3.50% due 03/20/2045	$55,285	$56,579
3.50% due 04/20/2045	81,507	83,487
3.50% due 07/20/2045	26,475	27,194
3.50% due April 30 TBA	14,300,000	14,381,082
4.00% due 03/15/2039	33,790	35,708
4.00% due 04/15/2039	3,334	3,481
4.00% due 05/15/2039	27,242	28,203
4.00% due 08/15/2039	2,529	2,676
4.00% due 10/15/2039	16,392	17,292
4.00% due 03/15/2040	7,752	8,000
4.00% due 09/15/2040	18,145	18,776
4.00% due 10/15/2040	6,678	7,045
4.00% due 12/15/2040	9,934	10,400
4.00% due 02/15/2041	1,376	1,420
4.00% due 06/15/2041	55,410	58,879
4.00% due 07/15/2041	10,580	11,137
4.00% due 08/15/2041	139,823	145,270
4.00% due 09/15/2041	26,961	28,296
4.00% due 10/15/2041	68,678	72,027
4.00% due 11/15/2041	57,254	59,513
4.00% due 12/15/2041	22,843	23,934
4.00% due 01/15/2042	11,597	12,015
4.00% due 02/15/2042	3,571	3,686
4.00% due 03/15/2042	44,004	45,608
4.00% due 03/20/2044	44,989	47,298
4.00% due 07/20/2045	119,256	125,287
4.00% due 05/20/2048	9,687	9,943
4.50% due 09/15/2033	20,223	21,596
4.50% due 03/15/2039	34,705	37,442
4.50% due 05/15/2039	21,161	22,828
4.50% due 07/15/2039	10,318	11,143
4.50% due 10/15/2039	38,154	41,058
4.50% due 01/15/2040	8,948	9,647
4.50% due 02/15/2040	25,118	27,133
4.50% due 03/15/2040	6,707	7,151
4.50% due 04/15/2040	398	428
4.50% due 05/15/2040	968	1,039
4.50% due 07/15/2040	15,491	16,737
4.50% due 04/15/2041	9,371	9,999
4.50% due 05/15/2041	72,317	77,534
4.50% due 06/15/2041	3,664	3,957
4.50% due 07/15/2041	29,946	32,173
4.50% due 08/15/2041	29,605	31,969
4.50% due 04/20/2047	54,524	57,646
4.50% due April 30 TBA	6,800,000	7,034,812
5.00% due 06/15/2033	960	1,051
5.00% due 08/15/2033	7,278	7,898
5.00% due 09/15/2033	16,946	18,592
5.00% due 10/15/2033	8,966	9,873
5.00% due 11/15/2033	1,998	2,175
5.00% due 06/15/2034	24,392	26,562
5.00% due 05/15/2035	1,556	1,680
5.00% due 09/15/2035	544	588
5.00% due 02/15/2036	21,641	23,379
5.00% due 02/20/2036	41,463	44,638
5.00% due 05/15/2036	52,123	56,858
Security Description	Principal Amount(14)	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.00% due 06/15/2036	$16,963	$18,328
5.00% due 08/15/2038	51,093	56,138
5.50% due 02/15/2032	337	359
5.50% due 03/15/2032	1,735	1,919
5.50% due 12/15/2032	1,324	1,415
5.50% due 01/15/2033	1,047	1,158
5.50% due 02/15/2033	6,661	7,156
5.50% due 03/15/2033	25,634	27,431
5.50% due 04/15/2033	18,308	19,824
5.50% due 06/15/2033	22,887	24,879
5.50% due 07/15/2033	90,005	97,540
5.50% due 08/15/2033	21,225	22,788
5.50% due 09/15/2033	4,467	4,788
5.50% due 12/15/2033	610	651
5.50% due 01/15/2034	30,995	34,118
5.50% due 02/15/2034	25,054	26,765
6.00% due 04/15/2028	34,281	37,613
6.00% due 01/15/2029	6,628	7,074
6.00% due 03/15/2029	14,888	15,892
6.00% due 12/15/2031	2,463	2,629
6.00% due 04/15/2032	3,754	4,077
6.00% due 09/15/2032	4,752	5,255
6.00% due 10/15/2032	36,165	40,577
6.00% due 11/15/2032	7,866	8,774
6.00% due 01/15/2033	1,144	1,274
6.00% due 02/15/2033	13,317	14,814
6.00% due 03/15/2033	3,435	3,694
6.00% due 09/15/2033	10,747	11,489
6.00% due 01/15/2034	59,050	63,054
6.00% due 03/15/2034	11,292	12,058
6.00% due 05/15/2034	785	836
6.00% due 07/15/2034	3,442	3,679
6.00% due 08/15/2034	20,392	21,782
6.00% due 09/15/2034	1,552	1,666
6.00% due 11/15/2034	58,905	63,037
6.00% due 03/15/2035	8,610	9,192
6.00% due 08/15/2035	28,720	31,079
6.00% due 01/15/2036	15,963	17,652
6.00% due 04/15/2036	11,249	12,015
6.00% due 05/15/2036	16,561	17,890
6.00% due 06/15/2036	26,132	28,667
6.00% due 07/15/2036	3,520	3,759
6.00% due 08/15/2036	28,806	31,826
6.00% due 09/15/2036	11,084	11,860
6.00% due 10/15/2036	55,254	59,500
6.00% due 11/15/2036	15,950	17,267
6.00% due 12/15/2036	4,679	4,998
6.50% due 09/15/2028	1,381	1,476
6.50% due 09/15/2031	695	757
6.50% due 10/15/2031	1,022	1,092
6.50% due 11/15/2031	944	1,009
6.50% due 12/15/2031	3,145	3,361
7.50% due 09/15/2030	10,182	10,222

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(2)	$217,100	$216,126
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	97,777	97,853
		54,357,142
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	711,403
Uniform Mtg. Backed Securities — 14.8%
1.50% due April 15 TBA	1,150,000	1,090,434
2.00% due April 15 TBA	1,525,000	1,481,275
2.00% due April 30 TBA	31,850,000	29,579,113
2.00% due June 30 TBA	14,650,000	13,550,073
2.50% due April 15 TBA	829,000	819,415
2.50% due April 30 TBA	19,851,000	18,963,909
2.50% due May 30 TBA	17,000,000	16,201,952
3.00% due April 30 TBA	18,688,000	18,300,095
3.50% due April 30 TBA	20,860,000	20,912,557
4.00% due April 30 TBA	10,300,000	10,522,094
4.50% due April 30 TBA	1,300,000	1,348,547
		132,769,464
Total U.S. Government Agencies (cost $255,756,103)		251,584,655
U.S. GOVERNMENT TREASURIES — 39.1%
United States Treasury Bonds — 10.7%
0.13% due 02/15/2051 TIPS(8)	394,050	410,161
0.88% due 02/15/2047 TIPS(8)	2,049,309	2,485,427
1.13% due 05/15/2040	2,606,000	2,055,584
1.25% due 05/15/2050	8,004,000	5,981,739
1.38% due 11/15/2040	2,440,000	1,998,989
1.38% due 08/15/2050	3,218,000	2,482,134
1.75% due 08/15/2041	2,224,000	1,929,668
1.88% due 02/15/2041	4,849,000	4,323,565
1.88% due 11/15/2051	917,000	803,808
2.00% due 11/15/2041	306,000	277,217
2.00% due 02/15/2050	4,354,000	3,923,192
2.00% due 08/15/2051	324,000	292,157
2.25% due 08/15/2046	1,686,000	1,580,164
2.25% due 08/15/2049	2,426,000	2,308,206
2.25% due 02/15/2052	81,000	77,646
2.38% due 02/15/2042	1,413,000	1,364,428
2.38% due 11/15/2049	5,418,000	5,301,809
2.38% due 05/15/2051	3,190,000	3,127,197
2.50% due 02/15/2046	5,853,000	5,741,884
2.50% due 05/15/2046	1,283,000	1,259,545
2.75% due 11/15/2042	413,000	420,115
2.75% due 08/15/2047	568,000	588,989
2.75% due 11/15/2047	704,000	730,813
2.88% due 05/15/2043	1,014,000	1,051,233
2.88% due 08/15/2045	2,423,000	2,531,562
2.88% due 11/15/2046	499,000	525,841
Security Description	Principal Amount(14)	Value (Note 2)
United States Treasury Bonds (continued)
2.88% due 05/15/2049	$2,491,000	$2,680,258
3.00% due 05/15/2042	875,000	928,081
3.00% due 11/15/2045	1,642,000	1,755,336
3.00% due 02/15/2047	648,000	698,853
3.00% due 05/15/2047	2,224,000	2,402,789
3.00% due 02/15/2048	1,255,000	1,368,244
3.00% due 08/15/2048	806,000	880,461
3.00% due 02/15/2049	1,783,000	1,961,091
3.13% due 02/15/2043	1,267,000	1,365,489
3.13% due 08/15/2044(15)	3,378,000	3,657,873
3.13% due 05/15/2048	626,000	699,506
3.38% due 05/15/2044	869,000	977,286
3.38% due 11/15/2048	1,188,000	1,392,095
3.63% due 08/15/2043	1,329,000	1,544,236
3.63% due 02/15/2044	1,706,000	1,987,090
3.75% due 11/15/2043	1,049,000	1,242,327
3.88% due 08/15/2040	640,000	764,925
4.38% due 11/15/2039	1,082,000	1,375,493
4.38% due 05/15/2040	953,000	1,212,879
4.50% due 02/15/2036	1,034,000	1,308,172
4.63% due 02/15/2040	1,159,000	1,519,150
4.75% due 02/15/2041	1,123,000	1,495,520
5.25% due 11/15/2028	1,045,000	1,225,548
5.25% due 02/15/2029	1,966,000	2,318,267
5.38% due 02/15/2031	1,289,000	1,602,992
6.13% due 11/15/2027	544,000	648,380
6.25% due 08/15/2023	1,613,000	1,704,991
6.38% due 08/15/2027	1,217,000	1,457,690
6.75% due 08/15/2026	377,000	443,594
		96,191,689
United States Treasury Notes — 28.4%
0.13% due 05/15/2023	6,182,000	6,066,088
0.13% due 12/15/2023	100,000	96,527
0.13% due 01/15/2024	7,088,000	6,824,138
0.25% due 09/30/2023	300,000	291,820
0.25% due 06/30/2025	6,492,000	6,037,306
0.25% due 08/31/2025	6,066,000	5,619,106
0.38% due 10/31/2023	4,116,000	4,002,488
0.38% due 09/15/2024	4,200,000	3,993,773
0.38% due 04/30/2025	3,294,000	3,087,482
0.38% due 07/31/2027	2,516,000	2,258,601
0.38% due 09/30/2027	6,239,000	5,576,837
0.50% due 02/28/2026	3,549,000	3,284,905
0.50% due 05/31/2027	5,410,000	4,901,967
0.50% due 10/31/2027	6,469,000	5,814,772
0.63% due 03/31/2027	3,002,000	2,748,589
0.63% due 12/31/2027	7,360,000	6,643,838
0.63% due 05/15/2030	2,899,000	2,528,811
0.63% due 08/15/2030(15)	11,088,000	9,639,197
0.75% due 04/30/2026	500,000	466,270
0.75% due 01/31/2028	4,300,000	3,905,105
0.88% due 01/31/2024	690,000	672,885
0.88% due 11/15/2030	6,958,000	6,166,528
1.13% due 02/15/2031	5,164,000	4,665,150
1.25% due 12/31/2026	315,000	298,032
1.25% due 09/30/2028	3,342,000	3,104,796

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.25% due 08/15/2031	$9,710,000	$8,831,548
1.38% due 08/31/2023	6,396,000	6,335,538
1.38% due 11/15/2031	13,512,000	12,403,594
1.50% due 02/29/2024	518,000	510,817
1.50% due 09/30/2024	4,507,000	4,404,536
1.50% due 08/15/2026	7,344,000	7,047,371
1.50% due 01/31/2027	236,000	225,859
1.50% due 02/15/2030	875,000	820,928
1.63% due 10/31/2023	4,501,000	4,465,484
1.63% due 02/15/2026	4,015,000	3,885,610
1.63% due 05/15/2026	3,971,000	3,836,203
1.63% due 08/15/2029	1,097,000	1,041,379
1.63% due 05/15/2031	2,791,000	2,629,209
1.75% due 05/15/2023	4,495,000	4,489,908
1.75% due 07/31/2024	1,377,000	1,356,506
1.88% due 08/31/2024	4,617,000	4,556,041
1.88% due 02/28/2027	1,938,000	1,888,944
1.88% due 02/15/2032	3,001,000	2,882,367
2.00% due 02/15/2023	1,755,000	1,761,239
2.00% due 05/31/2024	2,637,000	2,616,398
2.00% due 02/15/2025	5,373,000	5,302,689
2.00% due 08/15/2025	3,825,000	3,761,648
2.00% due 11/15/2026	4,877,000	4,776,793
2.13% due 02/29/2024	2,824,000	2,815,727
2.13% due 03/31/2024	3,254,000	3,242,433
2.13% due 07/31/2024	4,388,000	4,360,061
2.13% due 09/30/2024	1,983,000	1,967,973
2.13% due 05/15/2025	5,012,000	4,955,811
2.25% due 11/15/2024	3,725,000	3,704,774
2.25% due 12/31/2024	3,515,000	3,494,542
2.25% due 11/15/2025	3,509,000	3,477,337
2.25% due 02/15/2027	1,843,000	1,826,154
2.25% due 08/15/2027	1,496,000	1,481,683
2.25% due 11/15/2027	2,095,000	2,073,232
2.38% due 08/15/2024	5,657,000	5,648,824
2.38% due 05/15/2027	1,145,000	1,141,422
2.50% due 08/15/2023	6,555,000	6,595,713
2.50% due 05/15/2024	3,886,000	3,896,778
2.63% due 03/31/2025	3,886,000	3,902,090
2.63% due 02/15/2029	4,416,000	4,474,133
2.75% due 02/15/2028	2,348,000	2,387,072
2.88% due 07/31/2025	2,474,000	2,503,669
2.88% due 05/15/2028	1,784,000	1,827,624
		254,302,672
Total U.S. Government Treasuries (cost $362,538,889)		350,494,361
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	85,000	89,667
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	335,000	366,292
Security Description	Principal Amount(14)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	$355,000	$387,038
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	160,000	159,664
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	925,000	878,681
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	1,260,000	1,488,360
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	460,727	468,938
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000	71,384
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	220,000	220,000
Total Municipal Bonds & Notes (cost $4,144,078)		4,130,024
LOANS(9)(10)(11) — 1.4%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.80% (3 ML +3.50%) due 08/21/2026	136,500	134,060
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.70% (1 ML +2.25%) due 05/30/2025	200,704	196,885
Airlines — 0.0%
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027	100,000	103,125
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026	97,750	93,738
		196,863
Applications Software — 0.0%
SS&C Technologies, Inc. FRS BTL-B5 2.21% (1 ML +1.75%) due 04/16/2025	95,262	93,809

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 3.25% (3 ML +2.75%) due 04/13/2028		$99,000	$97,886
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP FRS BTL-B 3.25% (1 ME +3.25%) due 04/30/2026	EUR	96,675	104,440
Clarios Global LP FRS BTL-B 3.71% (1 ML +3.25%) due 04/30/2026		97,199	95,893
			200,333
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.71% (1 ML +3.25%) due 04/10/2028		99,250	97,596
Building & Construction Products-Misc. — 0.0%
ACProducts Holdings, Inc. FRS BTL-B 4.75% (3 ML +4.25%) due 05/17/2028		148,875	133,946
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 3.08% (1 ML +2.63%) due 02/01/2027		122,188	118,936
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 04/12/2028		195,277	188,687
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024		285,750	272,257
PowerTeam Services LLC FRS BTL 4.26% (3 ML +3.25%) due 03/06/2025		234,098	218,101
			490,358
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL-B 2.65% (1 ML +2.25%) due 07/17/2025		143,768	141,132
Telenet Financing USD LLC FRS BTL 2.40% (1 ML +2.00%) due 04/30/2028		100,000	97,516
Security Description	Principal Amount(14)		Value (Note 2)
Cable/Satellite TV (continued)
UPC Financing Partnership FRS BTL 3.40% (1 ML +3.00%) due 01/31/2029		$160,000	$158,160
			396,808
Casino Hotels — 0.0%
Caesars Resort Collection LLC FRS BTL-B 3.21% (1 ML +2.75%) due 12/23/2024		142,081	141,215
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.93% (3 ML +3.69%) due 01/31/2026		95,750	93,506
Chemicals-Specialty — 0.2%
Axalta Coating Systems US Holdings, Inc. FRS BTL-B2 2.76% (3 ML +1.75%) due 06/01/2024		968,609	960,133
Diamod BC BV FRS BTL-B 3.25% (1 ML +2.75%) due 09/29/2028		124,688	121,960
Starfruit US HoldCo. LLC FRS BTL-B 4.01% (3 ML +3.00%) due 10/01/2025		111,994	109,941
			1,192,034
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.25%) due 03/03/2025		168,612	158,706
Brightview Landscapes LLC FRS BTL-B 3.00% (1 ML +2.50%) due 08/15/2025		240,987	237,598
Techem Techem Verwaltungsgesellschaft FRS BTL-B4 2.63% (6 ME +2.63%) due 07/15/2025	EUR	70,979	77,032
WW International, Inc. FRS BTL-B 3.96% (1 ML +3.50%) due 04/13/2028		94,500	85,428
			558,764
Commercial Services-Finance — 0.1%
MPH Acquisition Holdings LLC FRS BTL-B 4.76% (3 ML +4.25%) due 09/01/2028		124,375	120,644

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Commercial Services-Finance (continued)
WEX, Inc. FRS BTL 2.71% (1 ML +2.25%) due 03/31/2028	$242,550	$239,366
		360,010
Computer Data Security — 0.0%
McAfee LLC FRS BTL-B 4.50% (SOFR + 4.00%) due 03/01/2029	130,000	128,668
Computer Services — 0.1%
Peraton Corp. FRS BTL-B 4.50% (1 ML +3.75%) due 02/01/2028	97,211	96,205
Tempo Acquisition LLC FRS BTL-B 3.50% (SOFR +3.00%) due 08/31/2028	184,577	183,116
		279,321
Containers-Paper/Plastic — 0.0%
Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML +3.50%) due 03/02/2028	82,989	82,587
Proampac PG Borrower LLC FRS BTL 4.55% (3 ML +3.75%) due 11/03/2025	99,003	96,733
		179,320
Cosmetics & Toiletries — 0.0%
Sunshine Luxembourg VII SARL FRS BTL-B3 4.76% (3 ML +3.75%) due 10/01/2026	161,716	160,453
Cruise Lines — 0.0%
Carnival Corp. FRS BTL-B 4.00% (3 ML +3.25%) due 10/18/2028	124,688	121,570
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 3.70% (1 ML +3.25%) due 02/06/2026	196,019	194,059
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS BTL-B5 2.75% (1 ML +2.25%) due 11/08/2027	113,853	112,857
Security Description	Principal Amount(14)	Value (Note 2)
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL 3.96% (1 ML +3.50%) due 12/17/2026	$117,315	$115,430
Disposable Medical Products — 0.0%
Medline Industries, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 10/23/2028	190,000	187,884
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. FRS BTL-B 4.51% (3 ML +3.50%) due 06/30/2028	109,175	108,056
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.46% (1 ML +4.00%) due 10/16/2026	132,300	131,237
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML +3.50%) due 06/13/2024	217,451	214,325
Solera LLC FRS BTL-B 4.50% (1 ML +4.00%) due 06/02/2028	104,475	103,613
UKG, Inc. FRS BTL 3.75% (3 ML +3.25%) due 05/04/2026	98,754	97,855
		547,030
Entertainment Software — 0.0%
Playtika Holding Corp. FRS BTL 3.21% (1 ML +2.75%) due 03/13/2028	99,000	97,577
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.46% (1 ML +3.00%) due 06/15/2025	96,250	94,325
Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	260,363	258,931
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025	38,441	37,903

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
LOANS(9)(10)(11) (continued)
Food-Baking (continued)
Hostess Brands LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	$102,387	$100,954
		138,857
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.71% (1 ML +2.25%) due 01/29/2027	98,250	96,334
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 2.51% (3 ML +2.00%) due 09/13/2026	131,625	128,828
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	164,063	161,909
Scientific Games International, Inc. FRS BTL-B5 3.21% (1 ML +2.75%) due 08/14/2024	110,124	109,497
		271,406
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 4.21% (1 ML +3.75%) due 08/13/2026	145,875	145,146
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 3.27% (3 ML +3.00%) due 04/25/2025	168,438	166,332
USI, Inc. FRS BTL 4.01% (3 ML +3.00%) due 05/16/2024	105,050	104,286
		270,618
Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.96% (1 ML +3.50%) due 02/15/2027	98,741	97,013
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.58% (1 ML +3.13%) due 11/03/2023	156,433	155,338
Asurion LLC FRS BTL-B1 3.71% (1 ML +3.25%) due 12/23/2026	98,750	96,475
Security Description	Principal Amount(14)	Value (Note 2)
Insurance-Property/Casualty (continued)
Asurion LLC FRS BTL-B4 5.71% (1 ML +5.25%) due 01/20/2029	$100,000	$97,700
Sedgwick Claims Management Services, Inc. FRS BTL 3.71% (1 ML +3.25%) due 12/31/2025	96,750	95,662
Sedgwick Claims Management Services, Inc. FRS BTL-B 4.21% (1 ML +3.75%) due 09/03/2026	160,463	159,316
		604,491
Internet Content-Information/News — 0.0%
MH Sub I LLC FRS BTL 4.75% (1 ML +3.75%) due 09/13/2024	99,494	98,395
Investment Management/Advisor Services — 0.0%
Russell Investments US Institutional Holdco, Inc. FRS BTL 4.50% (3 ML +3.50%) due 05/30/2025	125,000	123,281
Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL 3.00% (1 ML +2.50%) due 05/30/2028	99,250	97,947
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.25% (1 ML +2.75%) due 08/01/2025	96,775	94,916
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS 1st Lien 2.21% (1 ML +1.75%) due 03/01/2027	120,342	118,221
Vertical US Newco, Inc. FRS BTL-B 4.02% (6 ML +3.50%) due 07/30/2027	261,050	258,309
		376,530
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 3.73% (1 ML +3.50%) due 09/30/2026	293,530	290,136

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Medical Labs & Testing Services — 0.0%
Envision Healthcare Corp. FRS 1st Lien 4.21% (1 ML +3.75%) due 10/10/2025		$111,263	$74,069
LGC Group Holdings, Ltd. FRS BTL-B 3.00% (1 ME +3.00%) due 04/21/2027	EUR	100,000	108,343
			182,412
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 3.46% (1 ML +3.00%) due 06/02/2025		57,443	56,886
Endo Luxembourg Finance Co. I SARL FRS BTL 5.75% (1 ML +5.00%) due 03/27/2028		177,552	165,678
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028		99,250	98,823
Organon & Co. FRS BTL 3.56% (3 ML +3.00%) due 06/02/2028		120,521	119,655
			441,042
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.88% (1 ML +3.38%) due 12/23/2027		99,000	97,164
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B 5.01% (3 ML +4.00%) due 10/01/2027		98,997	98,255
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 3.75% (1 ML +3.00%) due 01/07/2028		83,125	82,588
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024		97,449	96,840
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024		153,800	152,532
Security Description	Principal Amount(14)	Value (Note 2)
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 07/10/2028	$99,481	$98,092
APX Group, Inc. FRS BTL-B 6.00% (USFRBPLR +2.50%) due 07/10/2028	19	19
		98,111
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. FRS BTL-B 5.26% (3 ML +4.25%) due 04/15/2028	99,250	92,509
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.25% (1 ML +2.75%) due 10/19/2027	109,439	106,976
Retail-Building Products — 0.1%
LBM Acquisition LLC FRS BTL-B 4.50% (3 ML +3.75%) due 12/17/2027	99,332	96,880
SRS Distribution, Inc. FRS BTL-B 4.00%-4.02% (3 ML +3.50%) due 06/02/2028	109,450	107,671
White Cap Buyer LLC FRS BTL-B 4.25% (SOFR +3.75%) due 10/19/2027	103,688	102,359
		306,910
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.32% (3 ML +5.00%) due 04/16/2026	124,845	117,713
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 02/11/2028	99,500	98,953
Retail-Petroleum Products — 0.0%
EG America LLC FRS BTL 4.75% (3 ML +4.25%) due 03/31/2026	99,394	97,841
Retail-Sporting Goods — 0.0%
Great Outdoors Group LLC FRS BTL-B1 4.50% (1 ML +3.75%) due 03/06/2028	103,691	103,172

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)		Value (Note 2)
LOANS(9)(10)(11) (continued)
Security Services — 0.0%
Verisure Holding AB FRS BTL-B 3.25% (6 ME +3.25%) due 07/20/2026	EUR	115,000	$124,634
Verisure Holding AB FRS BTL 3.25% (6 ME +3.25%) due 03/27/2028	EUR	100,000	108,551
			233,185
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.71% (1 ML +2.25%) due 03/15/2027		97,750	95,047
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 4.00% (3 ML +2.50%) due 02/28/2025		84,230	64,844
Crown Finance US, Inc. FRS BTL-B1 9.25% (3 ML +8.25%) due 02/28/2025		3,666	3,895
			68,739
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 2.21% (1 ML +1.75%) due 08/01/2027		198,357	194,921
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B4 2.45% (1 ML +2.00%) due 08/10/2027		112,988	111,716
Total Loans (cost $13,269,444)			12,987,701
FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
Banks-Special Purpose — 0.0%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		341,000	320,294
Sovereign — 2.6%
Arab Republic of Egypt Senior Notes 7.63% due 05/29/2032*		235,000	212,614
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		200,000	170,156
Dominican Republic Senior Notes 6.40% due 06/05/2049*		1,110,000	1,037,861
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	10,630,000	2,099,438
Security Description	Principal Amount(14)		Value (Note 2)
Sovereign (continued)
Finance Department Government of Sharjah Senior Notes 3.63% due 03/10/2033*		$520,000	$479,076
Government of Bermuda Senior Notes 2.38% due 08/20/2030*		200,000	183,000
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	1,240,000	1,300,282
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	645,000	542,020
Government of Romania Notes 2.75% due 04/14/2041	EUR	255,000	215,399
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	255,000	243,620
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	730,000	791,734
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	585,000	564,949
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	210,000	214,079
Republic of Angola Senior Notes 8.00% due 11/26/2029		325,000	326,177
Republic of Angola Senior Notes 8.25% due 05/09/2028		200,000	203,500
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	585,000	526,785
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	1,005,000	824,234
Republic of Chile Senior Notes 3.10% due 05/07/2041		624,000	550,911
Republic of Chile Senior Notes 3.25% due 09/21/2071		225,000	182,421
Republic of Chile Senior Notes 3.50% due 01/31/2034		200,000	197,282
Republic of Chile Senior Notes 4.00% due 01/31/2052		255,000	252,057
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	990,000	1,026,738
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	1,075,000	1,034,573

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount(14)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	410,000	$441,189
Republic of North Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	480,000	529,715
Republic of Panama Senior Notes 3.87% due 07/23/2060		1,070,000	937,523
Republic of Panama Senior Notes 4.30% due 04/29/2053		200,000	192,228
Republic of Panama Senior Notes 4.50% due 01/19/2063		235,000	225,786
Republic of Philippines Senior Notes 1.20% due 04/28/2033	EUR	1,085,000	1,066,690
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	300,000	281,679
Republic of Senegal Senior Notes 4.75% due 03/13/2028	EUR	200,000	214,612
Republic of Senegal Senior Notes 6.25% due 05/23/2033		480,000	452,611
Russian Federation Bonds 5.90% due 03/12/2031†(7)(12)	RUB	142,880,000	52,756
Sultanate of Oman Bonds 6.75% due 01/17/2048*		200,000	199,524
United Mexican States Senior Notes 1.13% due 01/17/2030	EUR	210,000	207,326
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	1,305,000	1,215,558
United Mexican States Senior Notes 3.75% due 04/19/2071		300,000	238,797
United Mexican States Senior Notes 4.28% due 08/14/2041		451,000	421,302
United Mexican States Bonds 4.75% due 03/08/2044		76,000	74,846
United Mexican States Bonds 7.75% due 05/29/2031	MXN	69,067,700	3,345,564
			23,276,612
Total Foreign Government Obligations (cost $29,249,602)			23,596,906
Security Description	Shares/ Principal Amount(14)	Value (Note 2)
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(12)	1,359	$21,742
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(7)(12)	11,973	14,966
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(7)(12)	3,065	858
Total Common Stocks (cost $52,566)		37,566
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Cellular Telecom — 0.0%
Vodafone Group PLC 5.13% due 06/04/2081	$36,000	31,743
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(13)	127,000	128,143
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	94,000	91,718
Electric-Integrated — 0.1%
CMS Energy Corp. 3.75% due 12/01/2050	55,000	48,538
CMS Energy Corp. 4.75% due 06/01/2050	73,000	72,270
Dominion Resources, Inc. 5.75% due 10/01/2054	80,000	81,245
		202,053
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.63% due 06/15/2043	111,000	111,694
Prudential Financial, Inc. 5.70% due 09/15/2048	57,000	58,150
		169,844
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	184,000	146,243
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(13)	61,000	61,152
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(13)	91,000	66,742
Enterprise Products Operating LLC 5.25% due 08/16/2077	71,000	66,754
		133,496
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	167,000	165,285
Total Preferred Securities/Capital Securities (cost $1,205,531)		1,129,677

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares/ Principal Amount(14)	Value (Note 2)
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(7)(12) (cost $296)	3,100	$50
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(7)	22	78
Paragon Offshore Finance Co. Escrow Loans†(7)	587	0
Total Escrows and Litigation Trusts (cost $587)		78
Total Long-Term Investment Securities (cost $1,095,882,308)		1,055,389,628
SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31%(16) (cost $19,505,872)	19,506,119	19,504,168
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(17)	$840,000	840,000
Barclays Capital, Inc. Joint Repurchase Agreement(17)	675,000	675,000
BNP Paribas SA Joint Repurchase Agreement(17)	585,000	585,000
Deutsche Bank AG Joint Repurchase Agreement(17)	895,000	895,000
RBS Securities, Inc. Joint Repurchase Agreement(17)	875,000	875,000
Total Repurchase Agreements (cost $3,870,000)		3,870,000
TOTAL INVESTMENTS (cost $1,119,258,180)(18)	120.3%	1,078,763,796
Liabilities in excess of other assets	(20.3)	(182,294,501)
NET ASSETS	100.0%	$896,469,295

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $162,515,732 representing 18.1% of net assets.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Collateralized Mortgage Obligation

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2022.

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Interest Only

(6)  Collateralized Loan Obligation

(7)  Securities classified as Level 3 (see Note 2).

(8)  Principal amount of security is adjusted for inflation.

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount		Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks:
Ascent Resources — Marcellus LLC	03/30/2018		11,973	$36,240	$14,966	$1.25	0.00%
Foresight Energy LLC	06/30/2020		1,359	12,284	21,742	16.00	0.00
Hi-Crush, Inc.	01/29/2021		3,065	4,043	858	0.28	0.00
Foreign Government Obligations:
Russian Federation Bonds, 5.90% due 03/12/2031	05/27/2021	RUB	142,880,000	1,789,656	52,756	0.00	0.00
Warrants:
Ascent Resources — Marcellus LLC	03/30/2018		3,100	296	50	0.02	0.00
					$90,372		0.00%

(13)  Perpetual maturity — maturity date reflects the next call date.

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

(16)  The rate shown is the 7-day yield as of March 31, 2022.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Currency

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at March 31, 2022 and unless otherwise indicated, the dates are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ME — 6 Month Euribor

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Curve Rate

COFI 11 — 11th District Cost of Funds

SOFR — Secured Overnight Financing Rate

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Short	Euro Buxl 30 Year Bonds	June 2022	$1,326,371	$1,235,902	$90,469
110	Short	Euro Bund	June 2022	20,045,180	19,306,934	738,246
211	Short	U.S. Treasury 10 Year Ultra Bonds	June 2022	29,148,554	28,583,906	564,648
126	Short	U.S. Treasury Ultra Bonds	June 2022	23,069,439	22,317,750	751,689
						$2,145,052
						Unrealized (Depreciation)
16	Short	U.S. Treasury 2 Year Notes	June 2022	$3,384,750	$3,390,750	$(6,000)
50	Long	U.S. Treasury 5 Year Notes	June 2022	5,911,753	5,734,375	(177,378)
74	Short	U.S. Treasury 10 Year Notes	June 2022	9,085,297	9,092,750	(7,453)
48	Long	U.S. Treasury Long Bonds	June 2022	7,406,594	7,203,000	(203,594)
						$(394,425)
Net Unrealized Appreciation (Depreciation)						$1,750,627

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	MXN	49,880,000	USD	2,349,528	06/15/2022	$—	$(126,454)
Deutsche Bank AG	EUR	489,000	USD	541,532	04/29/2022	179	—
	EUR	10,757,000	USD	12,054,509	06/15/2022	122,439	—
						122,618	—
Goldman Sachs International	BRL	10,010,000	USD	1,929,973	06/15/2022	—	(130,012)
Morgan Stanley & Co., Inc.	EUR	515,000	USD	566,424	06/15/2022	—	(4,834)
Natwest Markets PLC	USD	235,716	EUR	215,000	06/15/2022	2,770	—
Standard Chartered Bank	USD	571,440	EUR	515,000	06/15/2022	—	(182)
Unrealized Appreciation (Depreciation)						$125,388	$(261,482)

BRL — Brazilian Real
EUR — Euro Currency
MXN — Mexican Peso
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$123,551,223	$—	$123,551,223
U.S. Corporate Bonds & Notes	—	243,083,304	—	243,083,304
Foreign Corporate Bonds & Notes	—	44,794,083	—	44,794,083
U.S. Government Agencies	—	251,584,655	—	251,584,655
U.S. Government Treasuries	—	350,494,361	—	350,494,361
Municipal Bond & Notes	—	4,130,024	—	4,130,024
Loans	—	12,987,701	—	12,987,701
Foreign Government Obligations:
Sovereign	—	23,223,856	52,756	23,276,612
Other Foreign Government Obligations	—	320,294	—	320,294
Common Stocks:
Coal	—	21,742	—	21,742
Other Industries	—	—	15,824	15,824
Preferred Securities/Capital Securities	—	1,129,677	—	1,129,677
Warrants	—	—	50	50
Escrows and Litigation Trusts	—	—	78	78
Short-Term Investment Securities	19,504,168	—	—	19,504,168
Repurchase Agreements	—	3,870,000	—	3,870,000
Total Investments at Value	$19,504,168	$1,059,190,920	$68,708	$1,078,763,796
Other Financial Instruments:†
Futures Contracts	$2,145,052	$—	$—	$2,145,052
Forward Foreign Currency Contracts	—	125,388	—	125,388
Total Other Financial Instruments	$2,145,052	$125,388	$—	$2,270,440

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$394,425	$—	$—	$394,425
Forward Foreign Currency Contracts	—	261,482	—	261,482
Total Other Financial Instruments	$394,425	$261,482	$—	$655,907

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.

See Notes to Financial Statements

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
United States Treasury Notes	37.0%
United States Treasury Bonds	18.9
Diversified Financial Services	17.4
Diversified Banking Institutions	6.7
Registered Investment Companies	3.4
Federal Home Loan Mtg. Corp.	2.3
Federal National Mtg. Assoc.	1.9
Banks-Commercial	1.6
Commercial Paper	1.5
Telephone-Integrated	1.3
Finance-Leasing Companies	1.1
Investment Companies	1.1
Auto-Cars/Light Trucks	0.9
Insurance-Life/Health	0.8
Electric-Integrated	0.8
Real Estate Investment Trusts	0.6
Pipelines	0.6
Diagnostic Equipment	0.5
Medical Labs & Testing Services	0.5
Electronic Components-Semiconductors	0.5
Pharmacy Services	0.3
Medical-Drugs	0.3
Banks-Super Regional	0.3
Computers	0.3
Building Societies	0.3
Retail-Building Products	0.3
Medical-Hospitals	0.3
Aerospace/Defense	0.3
Advertising Agencies	0.2
Cosmetics & Toiletries	0.2
Finance-Commercial	0.2
Building-Residential/Commercial	0.2
Electric-Distribution	0.1
Cable/Satellite TV	0.1
Motion Pictures & Services	0.1
Multimedia	0.1
Insurance Brokers	0.1
Food-Confectionery	0.1
Airlines	0.1
Water	0.1
Venture Capital	0.1
Broadcast Services/Program	0.1
Financial Guarantee Insurance	0.1
Enterprise Software/Service	0.1
Insurance-Reinsurance	0.1
103.9%

Credit Quality†#
Aaa	60.3%
Aa	2.5
A	6.2
Baa	13.6
Ba	0.5
Not Rated##	16.9
100.0%

@  See Note 1

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 4.2%
Federal Home Loan Mtg. Corp. — 2.3%
6.25% due 07/15/2032	$3,500,000	$4,647,264
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2021-DNA2, Class M1 0.90% (SOFR30A+0.80%) due 08/25/2033*(1)	1,235,359	1,226,617
Series 2018-HRP2, Class M3AS 1.46% (1 ML+1.00%) due 02/25/2047*(1)	1,950,000	1,930,048
Series 2019-HQA2, Class M2 2.51% (1 ML + 2.05%) due 04/25/2049*(1)	3,656,436	3,654,282
Series 2019-DNA1, Class M2 3.11% (1 ML + 2.65%) due 01/25/2049*(1)	3,184,165	3,200,143
Series 2020-HQA3, Class M2 4.06% (1 ML + 3.60%) due 07/25/2050*(1)	1,493,192	1,494,962
		16,153,316
Federal National Mtg. Assoc. — 1.9%
6.63% due 11/15/2030	4,000,000	5,244,247
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2017-C07, Class 1EB2 1.46% (1 ML + 1.00%) due 05/25/2030(1)	1,866,518	1,853,535
Series 2017-C01, Class 1EB1 1.71% (1 ML + 1.25%) due 07/25/2029(1)	2,204,535	2,188,487
Series 2017-C02, Class 2ED3 1.81% (1 ML+1.35%) due 09/25/2029(1)	1,973,002	1,956,981
Series 2019-R03, Class 1M2 2.61% (1 ML+2.15%) due 09/25/2031*(1)	79,655	79,655
Series 2018-C01, Class 1M2 2.71% (1 ML+2.25%) due 07/25/2030(1)	2,197,782	2,214,335
		13,537,240
Total U.S. Government Agencies (cost $29,745,532)		29,690,556
U.S. GOVERNMENT TREASURIES — 55.9%
United States Treasury Bonds TIPS(2) — 18.9%
0.13% due 02/15/2051	502,009	522,534
0.13% due 02/15/2052	11,359,013	11,982,871
0.25% due 02/15/2050	6,339,815	6,762,717
0.63% due 02/15/2043	12,225,300	13,789,756
0.75% due 02/15/2042	18,658,500	21,548,867
0.75% due 02/15/2045	14,991,742	17,410,917
0.88% due 02/15/2047	11,969,826	14,517,155
1.00% due 02/15/2046	11,862,400	14,611,449
1.00% due 02/15/2048	6,838,860	8,596,305
1.00% due 02/15/2049	653,433	828,575
2.13% due 02/15/2041	16,685,370	23,832,487
		134,403,633
Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes TIPS(2) — 37.0%
0.13% due 07/15/2024	$14,796,625	$15,542,525
0.13% due 10/15/2024(9)	32,865,600	34,432,493
0.13% due 10/15/2026	30,858,000	32,473,826
0.13% due 07/15/2030	23,377,745	24,900,342
0.13% due 07/15/2031	8,788,106	9,396,293
0.13% due 01/15/2032	27,376,920	29,292,592
0.25% due 07/15/2029	32,964,600	35,267,830
0.38% due 07/15/2023	18,116,700	19,026,781
0.50% due 01/15/2028	3,897,056	4,178,375
0.75% due 07/15/2028	14,623,804	16,028,775
0.88% due 01/15/2029	37,963,981	42,016,932
		262,556,764
Total U.S. Government Treasuries (cost $398,216,040)		396,960,397
ASSET BACKED SECURITIES — 17.4%
Diversified Financial Services — 17.4%
Aligned Data Centers Issuer LLC Series 2021-1A, Class B 2.48% due 08/15/2046*	2,500,000	2,303,143
Applebee's Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/05/2049*	2,128,500	2,113,543
BANK VRS Series 2020-BN29, Class XA 1.35% due 11/15/2053(3)(4)(5)	7,151,751	634,567
Barings CLO, Ltd. FRS Series 2018-3A, Class B1 1.70% (3 ML+1.45%) due 07/20/2029*(7)	3,000,000	2,963,460
Barings CLO, Ltd. FRS Series 2017-1A, Class C 2.64% (3 ML+2.40%) due 07/18/2029*(7)	3,000,000	2,980,476
Bean Creek CLO, Ltd. FRS Series 2015-1A, Class AR 1.27% (3 ML+1.02%) due 04/20/2031*(7)	2,770,000	2,748,834
Bean Creek CLO, Ltd. FRS Series 2015-1A, Class BR 1.70% (3 ML+1.45%) due 04/20/2031*(7)	3,115,000	3,073,312
Bellemeade Re, Ltd. FRS Series 2017-1, Class M2 3.81% (1 ML+3.35%) due 10/25/2027*(1)	2,074,953	2,083,465
BSPRT Issuer, Ltd. FRS Series 2018-FL4, Class D 3.15% (1 ML+2.75%) due 09/15/2035*	3,000,000	2,988,966
BX Commercial Mtg. Trust VRS Series 2020-VIV2, Class C 3.54% due 03/09/2044*(3)(4)	2,728,000	2,496,708
BX Trust Series 2019-OC11, Class A 3.20% due 12/09/2041*(4)	2,700,000	2,609,186

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CLI Funding VI LLC Series 2020-3A, Class A 2.07% due 10/18/2045*	$3,102,298	$2,883,740
CLI Funding VIII LLC Series 2021-1A, Class A 1.64% due 02/18/2046*	1,783,762	1,621,147
Cologix Data Centers US Issuer LLC Series 2021-1A, Class A2 3.30% due 12/26/2051*	2,175,000	2,093,387
Commercial Mtg. Trust Series 2015-CR23, Class ASB 3.26% due 05/10/2048(4)	2,546,240	2,562,951
CSMC Trust FRS Series 2019-ICE4, Class D 2.00% (1 ML +1.60%) due 05/15/2036*(4)	3,000,000	2,966,166
CSMC Trust VRS Series 2022-NQM2, A3 4.00% due 02/25/2067*(1)(3)	3,600,650	3,508,045
DB Master Finance LLC Series 2019-1A, Class A2II 4.02% due 05/20/2049*	2,113,800	2,118,323
DBJPM Mtg. Trust Series 2016-C1, Class AM 3.54% due 05/10/2049(4)	2,961,000	2,936,756
Deephaven Residential Mtg. Trust Series 2020-2, Class A3 2.86% due 05/25/2065*(1)	2,100,000	2,088,469
Deephaven Residential Mtg. Trust VRS Series 2022-2, ClassA1 4.30% due 03/25/2067*(1)(3)	3,250,000	3,250,913
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.12% due 07/25/2047*	2,735,040	2,714,437
Extended Stay America Trust FRS Series 2021-ESH, Class E 3.25% (1 ML + 2.85%) due 07/15/2038*(4)	2,453,897	2,412,304
FS Rialto, Ltd. FRS Series 2019-FL1, Class B 2.33% (1 ML + 1.90%) due 12/16/2036*	2,000,000	1,969,728
Greenwood Park CLO, Ltd. FRS Series 2018-1A, Class A1 1.27% (3 ML + 1.03%) due 04/15/2031*(7)	3,000,000	2,985,555
InTown Hotel Portfolio Trust FRS Series 2018-STAY, Class C 2.05% (1 ML + 1.65%) due 01/15/2033*(4)	1,740,000	1,731,678
J.P. Morgan Chase Commercial Mtg. Securities Trust Series 2018-AON, Class A 4.13% due 07/05/2031*(4)	2,899,000	2,922,849
JP Morgan Mtg. Trust VRS Series 2022-LTV1, Class A3 3.52% due 07/25/2052*(1)(3)	2,647,030	2,516,285
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(1)(3)	$453,371	$445,500
MTN Commercial Mtg. Trust FRS Series 2022-LPFL, Class D 2.99% (TSFR1M +2.94%) due 03/15/2039*(4)	2,973,000	2,954,530
Octagon Investment Partners XXI, Ltd. FRS Series 2014-1A, Class A2R3 1.79% (3 ML +1.40%) due 02/14/2031*(7)	2,000,000	1,963,290
Palmer Square CLO, Ltd. FRS Series 2014-1A, Class A1R2 1.37% (3 ML +1.13%) due 01/17/2031*(7)	3,000,000	2,985,906
Palmer Square CLO, Ltd. FRS Series 2018-2A, Class A2 1.89% (3 ML + 1.65%) due 07/16/2031*(7)	2,000,000	1,983,132
Palmer Square Loan Funding, Ltd. FRS Series 2019-4A, Class B 2.36% (3 ML + 2.10%) due 10/24/2027*(7)	2,000,000	1,975,330
Palmer Square Loan Funding, Ltd. FRS Series 2019-3A, Class B 2.58% (3 ML + 2.10%) due 08/20/2027*(7)	2,500,000	2,497,300
Rockford Tower CLO, Ltd. FRS Series 2017-2A, Class BR 1.74% (3 ML + 1.50%) due 10/15/2029*(7)	3,053,000	3,038,590
Sierra Timeshare Receivables Funding LLC Series 2022-1A, Class C 3.94% due 10/20/2038*	1,400,000	1,384,402
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(1)(3)	148,699	145,312
Starwood Mtg. Residential Trust VRS Series 2020-3, Class A1 1.49% due 04/25/2065*(1)(3)	1,255,282	1,236,937
Stonepeak ABS Series 2021-1A, Class AA 2.30% due 02/28/2033*	1,840,418	1,734,411
Stratus CLO, Ltd. FRS Series 2021-1A, Class A 0.89% (3 ML +0.80%) due 12/29/2029*(7)	2,350,000	2,329,748
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(1)(3)	7,077	6,886
Traingle Re, Ltd. FRS Series 2021-1, Class M1C 3.86% (1 ML + 3.40%) due 08/25/2033*(1)	3,000,000	3,002,276
Tricon Residential Trust Series 2022-SFR1, Class D 4.75% due 04/17/2039*	3,000,000	3,003,780

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Triton Container Finance VIII LLC Series 2021-1A, Class A 1.86% due 03/20/2046*	$1,830,000	$1,657,776
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(1)(3)	392,115	377,475
Verus Securitization Trust Series 2020-1, Class A3 2.72% due 01/25/2060*(1)(8)	3,335,937	3,317,224
Verus Securitization Trust VRS Series 2019-INV2, Class M1 3.50% due 07/25/2059*(1)(3)	3,253,000	3,256,338
Verus Securitization Trust Series 2022-3, Class A1 4.13% due 02/25/2067*(1)	3,600,000	3,588,876
Verus Securitization Trust VRS Series 2022-3, Class A3 4.13% due 02/25/2067*(1)(3)	3,525,000	3,481,301
Vista Point Securitization Trust VRS Series 2020-1, Class A2 2.77% due 03/25/2065*(1)(3)	3,500,000	3,473,988
Wendy's Funding LLC Series 2022-1A, Class A2I 4.24% due 03/15/2052*	3,175,000	3,156,125
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	203,975	189,661
Total Asset Backed Securities (cost $123,956,051)		123,464,487
U.S. CORPORATE BONDS & NOTES — 15.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc. Senior Notes 2.60% due 08/01/2031	1,765,000	1,631,846
Aerospace/Defense — 0.3%
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	1,720,000	1,801,213
Airlines — 0.1%
British Airways Pass Through Trust Pass-Through Certs. 2.90% due 09/15/2036*	609,594	560,663
Auto-Cars/Light Trucks — 0.6%
BMW US Capital LLC Company Guar. Notes 3.25% due 04/01/2025*	947,000	951,798
General Motors Financial Co., Inc. Senior Notes 2.70% due 08/20/2027	2,490,000	2,346,451
Toyota Motor Credit Corp. Senior Notes 2.50% due 03/22/2024	1,253,000	1,253,467
		4,551,716
Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 0.8%
Discover Bank Sub. Notes 4.68% due 08/09/2028	$2,400,000	$2,434,931
First-Citizens Bank & Trust Co. Senior Notes 3.93% due 06/19/2024	3,000,000	3,031,670
		5,466,601
Banks-Super Regional — 0.3%
US Bancorp Sub. Notes 2.49% due 11/03/2036	1,960,000	1,756,818
Wells Fargo & Co. Senior Notes 3.53% due 03/24/2028	634,000	632,266
		2,389,084
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	420,000	406,876
Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.75% due 05/30/2025	1,250,000	1,295,883
Cable/Satellite TV — 0.1%
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,135,000	1,050,768
Commercial Services-Finance — 0.0%
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	305,000	308,061
Computers — 0.3%
Dell International LLC/EMC Corp. Senior Notes 4.90% due 10/01/2026	1,750,000	1,837,903
HP, Inc. Senior Notes 4.00% due 04/15/2029	315,000	314,129
		2,152,032
Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc. Senior Notes 1.22% due 10/18/2024	4,000,000	3,850,176
Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	1,154,000	1,094,451
Bank of America Corp. Senior Notes 3.38% due 04/02/2026	720,000	719,849
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	1,406,000	1,394,136

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	$7,000,000	$7,146,632
Citigroup, Inc. Senior Notes 3.07% due 02/24/2028	380,000	370,948
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	600,000	595,334
Goldman Sachs Group, Inc. Senior Notes 1.76% due 01/24/2025	1,495,000	1,458,455
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	3,770,000	3,508,565
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	550,000	554,962
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,355,000	1,389,629
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	4,235,000	3,949,383
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	2,180,000	2,012,740
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	685,000	635,091
JPMorgan Chase & Co. Senior Notes 2.95% due 02/24/2028	490,000	478,885
Morgan Stanley Senior Notes 0.53% due 01/25/2024	1,835,000	1,805,694
Morgan Stanley Sub. Notes 2.48% due 09/16/2036	520,000	445,507
		27,560,261
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 3.25% due 06/15/2027	330,000	325,795
Sempra Energy Senior Notes 3.30% due 04/01/2025	726,000	726,902
		1,052,697
Electric-Integrated — 0.8%
Ameren Corp Senior Notes 1.95% due 03/15/2027	2,090,000	1,959,092
CenterPoint Energy, Inc. Senior Notes 2.65% due 06/01/2031	500,000	461,275
Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Dominion Energy, Inc. Senior Notes 1.45% due 04/15/2026	$1,920,000	$1,787,461
Duke Energy Florida LLC 1st. Mtg. Notes 1.75% due 06/15/2030	600,000	531,713
Duke Energy Progress LLC 1st. Mtg. Notes 2.00% due 08/15/2031	1,150,000	1,029,161
		5,768,702
Electronic Components-Semiconductors — 0.4%
Broadcom, Inc. Senior Notes 4.00% due 04/15/2029*	343,000	342,832
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	505,000	462,055
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	2,000,000	2,000,670
		2,805,557
Enterprise Software/Service — 0.1%
Workday, Inc. Senior Notes 3.50% due 04/01/2027	395,000	395,781
Finance-Commercial — 0.2%
Antares Holdings LP Senior Notes 3.95% due 07/15/2026*	1,500,000	1,399,983
Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.45% due 03/03/2027	250,000	243,032
Finance-Leasing Companies — 0.3%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	1,968,000	1,891,661
Financial Guarantee Insurance — 0.1%
Assured Guaranty U.S. Holdings, Inc. Company Guar. Notes 3.60% due 09/15/2051	465,000	400,954
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 2.13% due 03/17/2024	584,000	580,127
Insurance Brokers — 0.1%
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 2.85% due 05/28/2027	895,000	876,911
Insurance-Life/Health — 0.8%
Athene Global Funding Sec. Notes 1.99% due 08/19/2028*	535,000	470,906
Athene Global Funding Sec. Notes 3.21% due 03/08/2027*	2,270,000	2,188,449

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Brighthouse Financial Global Funding Senior Sec. Notes 2.00% due 06/28/2028*	$360,000	$321,008
Protective Life Global Funding Sec. Notes 3.22% due 03/28/2025*	261,000	260,849
Sammons Financial Group, Inc. Senior Notes 3.35% due 04/16/2031*	2,300,000	2,119,049
SBL Holdings, Inc. Senior Notes 5.13% due 11/13/2026*	540,000	546,191
		5,906,452
Insurance-Reinsurance — 0.1%
Global Atlantic Finance Co. Company Guar. Notes 3.13% due 06/15/2031*	385,000	343,986
Investment Companies — 1.1%
Ares Capital Corp. Senior Notes 3.50% due 02/10/2023	1,490,000	1,498,015
Ares Capital Corp. Senior Notes 4.20% due 06/10/2024	690,000	695,516
Blackstone Private Credit Fund Senior Notes 2.63% due 12/15/2026*	160,000	144,198
Blackstone Private Credit Fund Senior Notes 3.25% due 03/15/2027*	800,000	736,749
FS KKR Capital Corp. Senior Notes 4.25% due 02/14/2025*	190,000	187,110
Golub Capital BDC, Inc. Senior Notes 2.50% due 08/24/2026	265,000	243,774
Main Street Capital Corp. Senior Notes 3.00% due 07/14/2026	450,000	417,750
Main Street Capital Corp. Senior Notes 5.20% due 05/01/2024	1,042,000	1,064,116
Owl Rock Capital Corp. Senior Notes 3.40% due 07/15/2026	2,750,000	2,583,901
		7,571,129
Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. Company Guar. Notes 2.31% due 03/10/2027*	3,800,000	3,689,665
Medical-Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 3.13% due 03/15/2027*	2,097,000	2,052,008
Security Description	Principal Amount	Value (Note 2)
Motion Pictures & Services — 0.1%
Magallanes, Inc. Company Guar. Notes 3.64% due 03/15/2025*	$589,000	$592,674
Magallanes, Inc. Company Guar. Notes 3.76% due 03/15/2027*	449,000	448,148
		1,040,822
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	520,000	495,390
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	500,000	506,427
		1,001,817
Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 1.30% due 08/21/2027	2,675,000	2,435,303
Pipelines — 0.3%
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	235,000	248,705
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	1,360,000	1,471,885
Transcontinental Gas Pipe Line Co., LLC Senior Notes 3.25% due 05/15/2030	400,000	390,683
		2,111,273
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.65% due 03/15/2027	393,000	392,953
American Tower Corp. Senior Notes 3.95% due 03/15/2029	145,000	145,330
Broadstone Net Lease LLC Company Guar. Notes 2.60% due 09/15/2031	365,000	325,064
Lexington Realty Trust Company Guar. Notes 2.38% due 10/01/2031	950,000	842,789
Phillips Edison Grocery Center Operating Partnership I LP Company Guar. Notes 2.63% due 11/15/2031	355,000	312,603
Piedmont Operating Partnership LP Company Guar. Notes 2.75% due 04/01/2032	635,000	565,903
Rexford Industrial Realty LP Company Guar. Notes 2.15% due 09/01/2031	865,000	750,984

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Safehold Operating Partnership LP Company Guar. Notes 2.85% due 01/15/2032	$815,000	$718,160
STORE Capital Corp. Senior Notes 2.70% due 12/01/2031	365,000	321,875
		4,375,661
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.70% due 04/15/2025	800,000	799,367
Lowe's Cos., Inc. Senior Notes 3.35% due 04/01/2027	1,289,000	1,297,789
		2,097,156
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	2,935,000	3,100,663
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	590,000	616,731
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	165,000	175,493
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	660,000	726,948
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	885,000	995,759
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	820,000	932,271
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	920,000	972,276
		7,520,141
Venture Capital — 0.1%
Hercules Capital, Inc. Senior Notes 2.63% due 09/16/2026	505,000	464,420
Water — 0.1%
Essential Utilities, Inc. Senior Notes 2.70% due 04/15/2030	530,000	500,486
Total U.S. Corporate Bonds & Notes (cost $110,399,130)		109,550,904
FOREIGN CORPORATE BONDS & NOTES — 6.1%
Auto-Cars/Light Trucks — 0.3%
Honda Motor Co., Ltd. Senior Notes 2.27% due 03/10/2025	2,130,000	2,096,054
Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 0.8%
Bank of Ireland Group PLC Senior Notes 2.03% due 09/30/2027*	$600,000	$543,402
Canadian Imperial Bank of Commerce Senior Notes 3.30% due 04/07/2025	1,080,000	1,079,519
Commonwealth Bank of Australia Sub. Notes 3.61% due 09/12/2034*	740,000	710,474
Cooperatieve Rabobank UA Senior Notes 3.65% due 04/06/2028*	109,000	108,881
DNB Bank ASA Senior Notes 2.97% due 03/28/2025*	1,450,000	1,449,609
ING Groep NV Senior Notes 3.87% due 03/28/2026	794,000	798,225
National Australia Bank, Ltd. Sub. Notes 2.33% due 08/21/2030*	495,000	430,652
Swedbank AB Senior Notes 3.36% due 04/04/2025*	200,000	200,616
Westpac Banking Corp. Sub. Notes 3.02% due 11/18/2036	425,000	377,712
		5,699,090
Building Societies — 0.3%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	2,160,000	2,130,567
Cosmetics & Toiletries — 0.2%
GSK Consumer Healthcare Capital UK PLC Company Guar. Notes 3.13% due 03/24/2025*	1,444,000	1,441,435
Diversified Banking Institutions — 2.8%
Banco Santander SA Senior Notes 4.18% due 03/24/2028	400,000	402,636
Banco Santander SA Sub. Notes 5.18% due 11/19/2025	1,400,000	1,448,150
Barclays PLC Senior Notes 2.28% due 11/24/2027	1,970,000	1,831,503
BNP Paribas SA Sub. Notes 4.38% due 03/01/2033*	680,000	675,802
Deutsche Bank AG Senior Notes 2.31% due 11/16/2027	1,100,000	1,009,478
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025	3,000,000	3,000,569

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 1.16% due 11/22/2024	$3,000,000	$2,898,443
HSBC Holdings PLC Senior Notes 2.80% due 05/24/2032	425,000	387,233
HSBC Holdings PLC Senior Notes 3.00% due 03/10/2026	1,500,000	1,472,287
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	1,800,000	1,835,570
UBS Group AG Senior Notes 1.49% due 08/10/2027*	2,300,000	2,090,524
UniCredit SpA Senior Notes 7.83% due 12/04/2023*	2,375,000	2,520,730
		19,572,925
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	463,000	466,725
Finance-Leasing Companies — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.15% due 10/29/2023	926,000	886,920
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.00% due 10/29/2028	1,315,000	1,209,740
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	980,000	1,038,827
Air Lease Corp. Senior Notes 2.88% due 01/15/2026	1,078,000	1,041,158
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	1,050,000	929,078
Avolon Holdings Funding, Ltd. Senior Notes 2.75% due 02/21/2028*	865,000	770,566
		5,876,289
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	2,450,000	2,433,854
Pipelines — 0.3%
Enbridge, Inc. Company Guar. Notes 1.60% due 10/04/2026	1,980,000	1,832,487
Security Description	Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	$200,000	$203,187
Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	1,230,000	1,271,219
Total Foreign Corporate Bonds & Notes (cost $43,329,363)		43,023,832
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(6) (cost $0)	233	830
Total Long-Term Investment Securities (cost $705,646,116)		702,691,006
SHORT-TERM INVESTMENT SECURITIES — 4.9%
Commercial Paper — 1.5%
Caterpillar Financial Services Corp. 0.48% due 05/25/2022	10,800,000	10,790,545
Registered Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(10)	23,914,666	23,914,666
Total Short-Term Investment Securities (cost $34,706,890)		34,705,211
TOTAL INVESTMENTS (cost $740,353,006)(11)	103.9%	737,396,217
Liabilities in excess of other assets	(3.9)	(27,378,788)
NET ASSETS	100.0%	$710,017,429

@  See Note 1

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2022, the aggregate value of these securities was $164,666,995 representing 23.2% of net assets.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Principal amount of security is adjusted for inflation.

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  Securities classified as Level 3 (see Note 2).

(7)  Collateralized Loan Obligation

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2022.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

(10)  The rate shown is the 7-day yield as of March 31, 2022.

(11)  See Note 4 for cost of investments on a tax basis.

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2022 and unless otherwise indicated, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

SOFR30A — Secured Overnight Financing Rate 30 Day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
USD	20,000	03/17/2032	USD-12 Month-CPI/At Maturity	3.04%/At Maturity	$713	$161,325
USD	10,000	03/21/2032	USD-12 Month-CPI/At Maturity	3.06%/At Maturity	606	52,639
						$213,964
						Unrealized (Depreciation)
USD	50,000	03/16/2027	USD-12 Month-CPI/At Maturity	3.54%/At Maturity	$798	$(68,818)
USD	50,000	03/16/2027	USD-12 Month-CPI/At Maturity	3.54%/At Maturity	798	(62,380)
USD	15,000	03/25/2032	USD-12 Month-CPI/At Maturity	3.13%/At Maturity	661	(34,532)
USD	25,000	03/28/2027	USD-12 Month-CPI/At Maturity	3.71%/At Maturity	651	(301,218)
						$(466,948)
					$4,227	$(252,984)

CPI — Consumer Priced Index

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$29,690,556	$—	$29,690,556
U.S. Government Treasuries	—	396,960,397	—	396,960,397
Asset Backed Securities	—	123,464,487	—	123,464,487
U.S. Corporate Bonds & Notes	—	109,550,904	—	109,550,904
Foreign Corporate Bonds & Notes	—	43,023,832	—	43,023,832
Escrows and Litigation Trusts	—	—	830	830
Short-Term Investment Securities:
Commercial Paper	—	10,790,545	—	10,790,545
Registered Investment Companies	23,914,666	—	—	23,914,666
Total Investments at Value	$23,914,666	$713,480,721	$830	$737,396,217
Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$213,964	$—	$213,964

Seasons Series Trust SA American Century Inflation Protection Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$466,948	$—	$466,948

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Diversified Banking Institutions	10.8%
Electric-Integrated	9.2
Medical-HMO	4.7
Chemicals-Diversified	4.4
Telephone-Integrated	4.3
Gold Mining	3.7
Insurance-Multi-line	3.7
Banks-Super Regional	3.6
Metal-Copper	3.6
Networking Products	3.2
Telecom Equipment-Fiber Optics	3.2
Transport-Rail	3.1
Retail-Building Products	3.1
Pipelines	3.0
Medical-Drugs	3.0
Oil Refining & Marketing	2.9
Tobacco	2.9
Airlines	2.7
Semiconductor Components-Integrated Circuits	2.6
Pharmacy Services	2.6
Aerospace/Defense	2.5
Computer Software	2.5
Medical Products	2.5
Semiconductor Equipment	2.3
Repurchase Agreements	2.1
Oil Companies-Integrated	1.9
Oil-Field Services	1.7
Machinery-Construction & Mining	1.6
Retail-Catalog Shopping	1.2
Computer Services	0.1
98.7%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.2%
Aerospace/Defense — 2.5%
Raytheon Technologies Corp.	93,165	$9,229,857
Airlines — 2.7%
Southwest Airlines Co.†	214,162	9,808,620
Banks-Super Regional — 3.6%
Wells Fargo & Co.	272,283	13,194,834
Chemicals-Diversified — 4.4%
FMC Corp.	120,287	15,826,161
Computer Services — 0.1%
EPAM Systems, Inc.†	1,518	450,254
Computer Software — 2.5%
Teradata Corp.†	184,671	9,102,434
Diversified Banking Institutions — 10.8%
Bank of America Corp.	289,295	11,924,740
Citigroup, Inc.	165,583	8,842,132
JPMorgan Chase & Co.	70,705	9,638,506
Morgan Stanley	101,546	8,875,120
		39,280,498
Electric-Integrated — 9.2%
AES Corp.	360,892	9,285,751
FirstEnergy Corp.	321,805	14,757,977
PG&E Corp.†	799,567	9,546,830
		33,590,558
Gold Mining — 3.7%
Barrick Gold Corp.	547,968	13,441,655
Insurance-Multi-line — 3.7%
MetLife, Inc.	190,548	13,391,713
Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	25,922	5,775,940
Medical Products — 2.5%
Baxter International, Inc.	115,851	8,983,086
Medical-Drugs — 3.0%
Bristol-Myers Squibb Co.	147,104	10,743,005
Medical-HMO — 4.7%
Centene Corp.†	119,571	10,066,683
Humana, Inc.	15,731	6,845,659
		16,912,342
Metal-Copper — 3.6%
Freeport-McMoRan, Inc.	262,140	13,038,844
Networking Products — 3.2%
Cisco Systems, Inc.	209,979	11,708,429
Oil Companies-Integrated — 1.9%
Chevron Corp.	41,944	6,829,741
Oil Refining & Marketing — 2.9%
Marathon Petroleum Corp.	122,378	10,463,319
Oil-Field Services — 1.7%
TechnipFMC PLC†	789,097	6,115,502
Pharmacy Services — 2.6%
Cigna Corp.	39,219	9,397,265
Pipelines — 3.0%
Williams Cos., Inc.	330,187	11,031,548
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Building Products — 3.1%
Lowe's Cos., Inc.	55,194	$11,159,675
Retail-Catalog Shopping — 0.8%
Qurate Retail, Inc., Series A	633,798	3,016,878
Semiconductor Components-Integrated Circuits — 2.6%
QUALCOMM, Inc.	62,548	9,558,585
Semiconductor Equipment — 2.3%
Applied Materials, Inc.	63,757	8,403,173
Telecom Equipment-Fiber Optics — 3.2%
Corning, Inc.	317,117	11,704,788
Telephone-Integrated — 4.3%
Verizon Communications, Inc.	307,226	15,650,092
Tobacco — 2.9%
Philip Morris International, Inc.	111,286	10,454,207
Transport-Rail — 3.1%
CSX Corp.	178,698	6,692,240
Union Pacific Corp.	16,557	4,523,538
		11,215,778
Total Common Stocks (cost $231,394,320)		349,478,781
PREFERRED SECURITIES — 0.4%
Retail-Catalog Shopping — 0.4%
Qurate Retail, Inc. 8.00% (cost $3,006,983)	16,906	1,454,085
Total Long-Term Investment Securities (cost $234,401,303)		350,932,866
REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 03/31/2022, to be repurchased 04/01/2022 in the amount of $7,652,000 and collateralized by $8,289,900 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2028 and having an approximate value of $7,805,132 (cost $7,652,000)	$7,652,000	7,652,000
TOTAL INVESTMENTS (cost $242,053,303)(1)	98.7%	358,584,866
Other assets less liabilities	1.3	4,902,988
NET ASSETS	100.0%	$363,487,854

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$349,478,781	$—	$—	$349,478,781
Preferred Securities	1,454,085	—	—	1,454,085
Repurchase Agreements	—	7,652,000	—	7,652,000
Total Investments at Value	$350,932,866	$7,652,000	$—	$358,584,866

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	60.5%
International Equity Investment Companies	21.4
Domestic Fixed Income Investment Companies	18.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 60.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	390,798	$9,160,296
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,607,682	22,925,544
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,298,730	22,532,961
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	149,181	2,537,562
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	313,917	6,215,555
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	388,476	5,259,970
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	391,376	9,349,968
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	253,941	16,544,227
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	176,233	3,364,286
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	363,407	6,105,242
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	740,829	17,920,651
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	160,031	3,389,447
SunAmerica Series Trust SA Franklin U.S. Smart Equity Beta Portfolio, Class 1	196,021	4,083,114
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	436,432	4,045,721
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	551,949	14,930,218
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	466,204	9,888,186
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	497,482	20,361,920
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	346,935	7,899,702
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	315,291	8,613,762
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	621,976	22,160,996
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	419,458	8,242,354
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	550,407	9,268,858
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	258,041	3,826,751
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	253,305	3,523,478
Total Domestic Equity Investment Companies (cost $222,023,518)		242,150,769
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 18.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	227,109	$2,330,136
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,040,947	11,304,682
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,078	72,906
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	895,198	11,333,213
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,128,297	11,486,062
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	833,838	8,413,424
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,239,426	10,894,557
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	945,412	5,048,501
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	802,923	11,562,098
Total Domestic Fixed Income Investment Companies (cost $77,910,240)		72,445,579
International Equity Investment Companies — 21.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,362,987	21,834,004
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	234,844	3,628,337
SunAmerica Series Trust SA Fidelity Institutional AM International Growth Portfolio, Class 1	652,103	11,724,813
SunAmerica Series Trust SA International Index Portfolio, Class 1	371,065	4,649,442
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	664,782	5,870,023
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,406,593	14,923,952
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	450,032	6,421,955
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,475,622	16,394,160
Total International Equity Investment Companies (cost $82,950,561)		85,446,686
TOTAL INVESTMENTS (cost $382,884,319)(2)	100.0%	400,043,034
Liabilities in excess of other assets	(0.0)	(182,183)
NET ASSETS	100.0%	$399,860,851

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

#  The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$400,043,034	$—	$—	$400,043,034

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.7%
Domestic Fixed Income Investment Companies	32.6
International Equity Investment Companies	16.7
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	454,518	$10,653,899
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,713,674	24,436,997
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,379,734	23,938,392
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	175,363	2,982,931
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	277,299	5,490,517
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	381,555	5,166,257
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	443,435	10,593,664
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	284,814	18,555,644
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	231,384	4,417,126
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	412,120	6,923,614
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	853,536	20,647,044
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	172,979	3,663,688
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	240,413	5,007,803
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	457,556	4,241,545
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	621,522	16,812,168
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	538,068	11,412,413
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	552,434	22,611,129
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	373,026	8,493,810
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	338,868	9,257,867
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	633,178	22,560,140
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class1	536,518	10,542,575
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	614,288	10,344,605
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	266,605	3,953,749
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	281,255	3,912,253
Total Domestic Equity Investment Companies (cost $231,548,490)		266,619,830
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 32.6%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	219,014	$2,247,086
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class1	3,912,544	42,490,232
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	15,073	155,253
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,327,240	16,802,858
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,853,365	18,867,252
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,623,563	16,381,746
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,671,586	32,273,243
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	2,003,867	10,700,652
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,210,143	31,826,058
Total Domestic Fixed Income Investment Companies (cost $182,221,711)		171,744,380
International Equity Investment Companies — 16.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,420,805	22,368,242
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	221,106	3,416,093
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	687,223	12,356,262
SunAmerica Series Trust SA International Index Portfolio, Class 1	344,687	4,318,928
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	708,772	6,258,460
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,418,127	15,046,325
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	450,285	6,425,566
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,572,152	17,466,604
Total International Equity Investment Companies (cost $82,043,379)		87,656,480
TOTAL INVESTMENTS (cost $495,813,580)(2)	100.0%	526,020,690
Liabilities in excess of other assets	(0.0)	(228,961)
NET ASSETS	100.0%	$525,791,729

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

#  The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$526,020,690	$—	$—	$526,020,690

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	44.5%
Domestic Fixed Income Investment Companies	42.5
International Equity Investment Companies	13.0
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 44.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	169,011	$3,961,626
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	865,243	12,338,371
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	730,663	12,676,996
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	82,479	1,402,961
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	131,500	2,603,700
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	230,624	3,122,645
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	249,462	5,959,647
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	149,889	9,765,258
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	112,826	2,153,845
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	215,944	3,627,852
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	450,029	10,886,210
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	97,382	2,062,552
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	121,201	2,524,627
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	244,117	2,262,965
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	320,753	8,676,371
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	282,026	5,981,778
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	308,789	12,638,735
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	196,095	4,465,078
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	189,762	5,184,296
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	313,431	11,167,543
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	289,070	5,680,228
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	317,794	5,351,654
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	165,407	2,452,984
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	143,875	2,001,307
Total Domestic Equity Investment Companies (cost $121,093,809)		138,949,229
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 42.5%
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,319,637	$36,051,261
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	316,094	3,243,118
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,884	81,207
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	645,122	8,167,240
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,292,636	13,159,031
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,368,170	13,804,837
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,993,313	26,311,224
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,307,087	6,979,845
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,742,486	25,091,804
Total Domestic Fixed Income Investment Companies (cost $141,481,391)		132,889,567
International Equity Investment Companies — 13.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,187,600	10,973,421
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	71,143	1,099,154
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	320,618	5,764,711
SunAmerica Series Trust SA International Index Portfolio, Class 1	167,652	2,100,684
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	325,226	2,871,742
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	638,823	6,777,914
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	219,603	3,133,740
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	706,376	7,847,835
Total International Equity Investment Companies (cost $38,776,105)		40,569,201
TOTAL INVESTMENTS (cost $301,351,305)(2)	100.0%	312,407,997
Liabilities in excess of other assets	(0.0)	(154,510)
NET ASSETS	100.0%	$312,253,487

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

#  The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$312,407,997	$—	$—	$312,407,997

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2022 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	57.6%
Domestic Equity Investment Companies	33.3
International Equity Investment Companies	9.2
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 33.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	111,381	$2,610,768
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	539,644	7,695,317
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	415,999	7,217,579
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	56,162	955,315
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	90,050	1,782,993
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	136,185	1,843,945
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	167,221	3,994,899
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	96,439	6,282,993
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	74,103	1,414,628
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	148,444	2,493,862
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	303,367	7,338,451
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	57,197	1,211,440
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	91,548	1,906,938
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	158,686	1,471,016
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	199,265	5,390,119
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	176,296	3,739,231
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	197,377	8,078,647
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	119,144	2,712,902
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	112,147	3,063,850
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	190,491	6,787,185
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	178,923	3,515,842
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	222,461	3,746,243
Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	103,277	$1,531,604
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	96,558	1,343,119
Total Domestic Equity Investment Companies (cost $78,416,951)		88,128,886
Domestic Fixed Income Investment Companies — 57.6%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	588,259	6,035,534
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,963,556	43,044,222
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,623	37,322
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	420,826	5,327,657
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,448,640	14,747,158
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,556,317	15,703,242
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,733,012	32,813,178
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,057,870	5,649,026
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,016,142	29,032,449
Total Domestic Fixed Income Investment Companies (cost $162,666,466)		152,389,788
International Equity Investment Companies — 9.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	667,727	6,169,794
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	37,600	580,913
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	203,370	3,656,594
SunAmerica Series Trust SA International Index Portfolio, Class 1	97,036	1,215,867
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	188,470	1,664,192
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	388,075	4,117,476
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	121,013	1,726,854

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2022 (continued)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	466,095	$5,178,316
Total International Equity Investment Companies (cost $23,261,781)		24,310,006
TOTAL INVESTMENTS (cost $264,345,198)(2)	100.1%	264,828,680
Liabilities in excess of other assets	(0.1)	(137,636)
NET ASSETS	100.0%	$264,691,044

#  The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$264,828,680	$—	$—	$264,828,680

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2022

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$47,370,922	$87,665,390	$58,706,670	$49,529,888	$208,956,698
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	665,000	1,500,000	1,425,000	835,000	8,045,000
Cash	235,928	382,454	12	—	695,600
Foreign cash*	1,597	2,582	2,920	2,175	62,609
Cash collateral for futures contracts	16,268	22,988	1,021	1,030	—
Cash collateral for centrally cleared swap contracts	—	47	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	86,523	57,825	37,884	16,692	117,590
Dividends and interest	73,958	217,600	214,428	210,835	659,062
Investments sold	71,853	129,425	62,482	246,472	4,861,665
Investments sold on an extended settlement basis	1,351,244	3,766,386	4,226,447	3,136,216	41,733
Receipts on swap contracts	23	—	24	73	—
Prepaid expenses and other assets	4,443	4,555	4,394	4,345	5,044
Due from investment adviser for expense reimbursements/fee waivers	2,521	3,194	1,569	945	27,059
Variation margin on futures contracts	688	1,172	141	563	8,656
Unrealized appreciation on forward foreign currency contracts	1,287	15,166	15,041	15,099	13,745
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	10,090	—	10,571	18,835	4,536
Total assets	49,892,345	93,768,784	64,708,604	54,018,168	223,498,997
LIABILITIES:
Payable for:
Fund shares redeemed	2,792	11,907	3,238	2,618	27,504
Investments purchased	154,165	309,692	240,661	260,698	713,737
Investments purchased on an extended settlement basis	5,239,466	15,905,266	17,205,730	16,297,673	10,661,263
Payments on swap contracts	487	—	510	996	46
Investment advisory and management fees	32,053	54,300	31,776	24,243	153,332
Service fees — Class 2	2,127	4,848	3,119	2,707	6,188
Service fees — Class 3	3,494	6,074	3,324	2,550	31,795
Transfer agent fees and expenses	145	145	145	182	763
Trustees' fees and expenses	635	1,100	674	520	2,702
Other accrued expenses	124,216	130,290	118,601	117,158	169,643
Accrued foreign tax on capital gains	—	—	—	—	16,524
Line of credit	—	—	—	—	—
Variation margin on futures contracts	13,558	43,293	39,135	40,853	34,835
Due to custodian	—	—	—	183,768	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	10,323	10,000	10,820	17,879	32,495
Unrealized depreciation on forward foreign currency contracts	7,161	19,485	19,783	18,814	108,876
Swap premiums received	647	—	678	548	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	5,591,269	16,496,400	17,678,194	16,971,207	11,959,703
NET ASSETS	$44,301,076	$77,272,384	$47,030,410	$37,046,961	$211,539,294
* Cost
Investments (unaffiliated)	$50,235,919	$91,541,700	$62,807,572	$52,065,723	$185,426,504
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$1,756	$3,131	$3,475	$2,728	$62,603

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2022

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$41,661,052	$74,849,755	$49,406,401	$38,929,945	$155,819,004
Total accumulated earnings (loss)	2,640,024	2,422,629	(2,375,991)	(1,882,984)	55,720,290
NET ASSETS	$44,301,076	$77,272,384	$47,030,410	$37,046,961	$211,539,294
Class 1 (unlimited shares authorized):
Net assets	$9,640,289	$8,781,403	$6,075,215	$3,819,808	$13,474,861
Shares of beneficial interest issued and outstanding	730,364	817,385	657,586	393,595	952,334
Net asset value, offering and redemption price per share	$13.20	$10.74	$9.24	$9.70	$14.15
Class 2 (unlimited shares authorized):
Net assets	$17,428,599	$39,046,920	$25,088,646	$21,200,327	$46,755,728
Shares of beneficial interest issued and outstanding	1,326,650	3,642,773	2,719,418	2,187,389	3,304,431
Net asset value, offering and redemption price per share	$13.14	$10.72	$9.23	$9.69	$14.15
Class 3 (unlimited shares authorized):
Net assets	$17,232,188	$29,444,061	$15,866,549	$12,026,826	$151,308,705
Shares of beneficial interest issued and outstanding	1,319,180	2,752,310	1,718,638	1,240,524	10,745,173
Net asset value, offering and redemption price per share	$13.06	$10.70	$9.23	$9.69	$14.08

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2022

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$416,528,733	$504,967,174	$765,942,618	$203,304,831	$240,098,918
Investments at value (affiliated)*	—	—	694,989	—	—
Repurchase agreements (cost approximates value)	—	382,000	1,845,000	955,000	1,666,000
Cash	—	709	10,850,749	151,002	1,858
Foreign cash*	12	1,589	90	1	18,460
Cash collateral for futures contracts	—	—	24	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	632,958	859,559	623,704	319,145	211,986
Dividends and interest	50,364	68,936	1,247,112	56,605	363,402
Investments sold	707,551	5,474,483	4,519,182	236,203	214,701
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,965	6,384	7,500	5,307	5,187
Due from investment adviser for expense reimbursements/fee waivers	—	30,675	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	48,912	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	417,925,583	511,791,509	785,779,880	205,028,094	242,580,512
LIABILITIES:
Payable for:
Fund shares redeemed	140,698	949,604	1,723,279	391,986	551,196
Investments purchased	2,161,308	8,086,586	8,620,188	85,881	332,576
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	277,220	317,556	488,362	143,351	171,004
Service fees — Class 2	4,391	4,037	2,986	2,795	2,772
Service fees — Class 3	5,615	3,624	2,399	2,803	2,840
Transfer agent fees and expenses	835	436	400	545	545
Trustees' fees and expenses	5,811	7,037	9,653	3,085	2,895
Other accrued expenses	103,043	121,160	151,455	111,293	119,903
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	6,525	9,788	3,850	3,850
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	110,000	—	5	22
Unrealized depreciation on forward foreign currency contracts	—	—	71,376	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	2,698,921	9,606,565	11,079,886	745,594	1,187,603
NET ASSETS	$415,226,662	$502,184,944	$774,699,994	$204,282,500	$241,392,909
* Cost
Investments (unaffiliated)	$285,114,343	$374,073,049	$642,380,829	$181,465,574	$178,993,492
Investments (affiliated)	$—	$—	$609,607	$—	$—
Foreign cash	$12	$1,599	$90	$1	$18,579

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2022

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$239,806,273	$314,113,327	$538,303,776	$143,840,172	$153,116,817
Total accumulated earnings (loss)	175,420,389	188,071,617	236,396,218	60,442,328	88,276,092
NET ASSETS	$415,226,662	$502,184,944	$774,699,994	$204,282,500	$241,392,909
Class 1 (unlimited shares authorized):
Net assets	$348,810,155	$450,952,048	$739,719,671	$167,780,235	$205,934,731
Shares of beneficial interest issued and outstanding	14,600,337	31,629,505	42,634,541	9,862,354	10,402,729
Net asset value, offering and redemption price per share	$23.89	$14.26	$17.35	$17.01	$19.80
Class 2 (unlimited shares authorized):
Net assets	$37,603,377	$33,224,954	$23,697,683	$22,730,382	$22,040,377
Shares of beneficial interest issued and outstanding	1,675,961	2,431,025	1,367,606	1,471,578	1,117,363
Net asset value, offering and redemption price per share	$22.44	$13.67	$17.33	$15.45	$19.73
Class 3 (unlimited shares authorized):
Net assets	$28,813,130	$18,007,942	$11,282,640	$13,771,883	$13,417,801
Shares of beneficial interest issued and outstanding	1,336,922	1,346,423	650,986	945,615	681,768
Net asset value, offering and redemption price per share	$21.55	$13.37	$17.33	$14.56	$19.68

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2022

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA American Century Inflation Protection Portfolio#	SA Columbia Focused Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$229,118,130	$353,789,273	$1,074,893,796	$737,396,217	$350,932,866
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	184,000	—	3,870,000	—	7,652,000
Cash	2,079,376	691,891	522,987	—	824
Foreign cash*	—	550,156	28,504	138	—
Cash collateral for futures contracts	216,091	—	12,409	—	—
Cash collateral for centrally cleared swap contracts	—	—	22	118,668	—
Due from broker	—	49	—	—	—
Receivable for:
Fund shares sold	151,311	440,739	1,346,814	325,929	334,278
Dividends and interest	196,545	2,660,507	4,913,419	2,015,291	365,901
Investments sold	473,475	5,039,642	9,043,217	8,824,357	5,162,116
Investments sold on an extended settlement basis	—	—	47,468,293	1,998,897	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,542	6,223	10,554	7,418	5,505
Due from investment adviser for expense reimbursements/fee waivers	—	12,034	—	37,349	96,653
Variation margin on futures contracts	—	—	37,031	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	125,388	—	—
Swap premiums paid	—	—	—	4,227	—
Unrealized appreciation on swap contracts	—	—	—	213,964	—
Total assets	232,424,470	363,190,514	1,142,272,434	750,942,455	364,550,143
LIABILITIES:
Payable for:
Fund shares redeemed	539,627	502,390	1,134,403	17,203,444	661,885
Investments purchased	1,072,097	765,028	6,504,451	11,436,348	—
Investments purchased on an extended settlement basis	—	—	236,718,774	10,268,505	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	165,905	281,391	488,154	363,599	302,527
Service fees — Class 2	1,922	2,113	2,240	—	1,905
Service fees — Class 3	2,070	2,368	1,997	95,842	1,994
Transfer agent fees and expenses	400	509	472	581	399
Trustees' fees and expenses	3,004	4,935	11,801	8,226	4,290
Other accrued expenses	109,386	236,318	228,616	170,283	89,289
Accrued foreign tax on capital gains	—	12,153	—	—	—
Line of credit	—	675,000	—	—	—
Variation margin on futures contracts	22,100	85,540	450,749	—	—
Due to custodian	—	—	—	911,250	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	261,482	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	466,948	—
Total liabilities	1,916,511	2,567,745	245,803,139	40,925,026	1,062,289
NET ASSETS	$230,507,959	$360,622,769	$896,469,295	$710,017,429	$363,487,854
* Cost
Investments (unaffiliated)	$194,413,722	$296,654,080	$1,115,388,180	$740,353,006	$234,401,303
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$551,308	$34,407	$217	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2022

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA American Century Inflation Protection Portfolio#	SA Columbia Focused Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$163,231,987	$283,713,277	$938,613,077	$692,047,332	$208,995,679
Total accumulated earnings (loss)	67,275,972	76,909,492	(42,143,782)	17,970,097	154,492,175
NET ASSETS	$230,507,959	$360,622,769	$896,469,295	$710,017,429	$363,487,854
Class 1 (unlimited shares authorized):
Net assets	$205,586,405	$332,409,417	$870,017,995	$278,307,587	$339,287,445
Shares of beneficial interest issued and outstanding	15,186,956	35,982,471	80,119,999	27,131,451	14,475,077
Net asset value, offering and redemption price per share	$13.54	$9.24	$10.86	$10.26	$23.44
Class 2 (unlimited shares authorized):
Net assets	$15,174,962	$16,909,274	$17,263,256	$—	$14,912,123
Shares of beneficial interest issued and outstanding	1,166,014	1,825,694	1,590,603	—	634,648
Net asset value, offering and redemption price per share	$13.01	$9.26	$10.85	$—	$23.50
Class 3 (unlimited shares authorized):
Net assets	$9,746,592	$11,304,078	$9,188,044	$431,709,842	$9,288,286
Shares of beneficial interest issued and outstanding	768,581	1,224,733	850,870	42,561,343	395,198
Net asset value, offering and redemption price per share	$12.68	$9.23	$10.80	$10.14	$23.50

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2022

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—
Investments at value (affiliated)*	400,043,034	526,020,690	312,407,997	264,828,680
Repurchase agreements (cost approximates value)	—	—	—	—
Cash	—	—	—	—
Foreign cash*	—	—	—	—
Cash collateral for futures contracts	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	857,518	750,956	858,396	1,575,345
Dividends and interest	—	—	—	—
Investments sold	—	—	—	—
Investments sold on an extended settlement basis	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	4,518	5,070	4,709	4,563
Due from investment adviser for expense reimbursements/fee waivers	3,316	4,400	2,620	2,222
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—
Total assets	400,908,386	526,781,116	313,273,722	266,410,810
LIABILITIES:
Payable for:
Fund shares redeemed	38,295	198,448	41,557	21,438
Investments purchased	819,222	552,508	816,839	1,553,906
Investments purchased on an extended settlement basis	—	—	—	—
Payments on swap contracts	—	—	—	—
Investment advisory and management fees	33,162	43,996	26,201	22,216
Service fees — Class 2	—	—	—	—
Service fees — Class 3	81,772	109,936	65,473	55,505
Transfer agent fees and expenses	254	254	254	254
Trustees' fees and expenses	4,464	6,594	3,926	3,186
Other accrued expenses	70,366	77,651	65,985	63,261
Accrued foreign tax on capital gains	—	—	—	—
Line of credit	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Due to custodian	—	—	—	—
Due to custodian for foreign cash	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—
Total liabilities	1,047,535	989,387	1,020,235	1,719,766
NET ASSETS	$399,860,851	$525,791,729	$312,253,487	$264,691,044
* Cost
Investments (unaffiliated)	$—	$—	$—	$—
Investments (affiliated)	$382,884,319	$495,813,580	$301,351,305	$264,345,198
Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2022

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$353,718,270	$453,697,449	$277,804,606	$247,783,253
Total accumulated earnings (loss)	46,142,581	72,094,280	34,448,881	16,907,791
NET ASSETS	$399,860,851	$525,791,729	$312,253,487	$264,691,044
Class 1 (unlimited shares authorized):
Net assets	$5,436,243	$257,298	$141,597	$173,021
Shares of beneficial interest issued and outstanding	333,102	22,525	12,572	16,633
Net asset value, offering and redemption price per share	$16.32	$11.42	$11.26	$10.40
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$394,424,608	$525,534,431	$312,111,890	$264,518,023
Shares of beneficial interest issued and outstanding	24,324,926	46,172,050	27,816,588	25,427,006
Net asset value, offering and redemption price per share	$16.21	$11.38	$11.22	$10.40

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2022

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$136,587	$201,921	$18,831	$7,496	$3,036,764
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	332,502	918,963	972,726	953,133	1,136,322
Total investment income*	469,089	1,120,884	991,557	960,629	4,173,086
Expenses:
Investment advisory and management fees	465,871	761,502	447,616	329,365	1,914,399
Service Fees:
Class 2	30,196	67,584	44,505	36,368	83,783
Class 3	52,669	85,762	45,632	35,186	382,854
Transfer agent fees and expenses	587	587	587	734	3,082
Custodian and accounting fees	108,225	128,335	91,400	89,403	157,514
Reports to shareholders	4,032	6,256	4,377	3,698	14,758
Audit and tax fees	68,095	68,119	65,936	65,936	91,523
Legal fees	9,725	9,972	10,364	9,911	15,982
Trustees' fees and expenses	1,745	2,962	1,809	1,395	7,227
Interest expense	32	50	31	50	151
Other expenses	44,168	45,460	36,039	37,657	47,188
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	785,345	1,176,589	748,296	609,703	2,718,461
Fees waived and expenses reimbursed by investment advisor (Note 3)	(36,642)	(44,794)	(22,104)	(12,833)	(337,835)
Fees paid indirectly (Note 5)	(1,246)	(1,637)	—	—	—
Net expenses	747,457	1,130,158	726,192	596,870	2,380,626
Net investment income (loss)	(278,368)	(9,274)	265,365	363,759	1,792,460
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,993,584	6,843,304	1,558,602	427,638	32,654,784
Investments (affiliated)	—	—	—	—	—
Futures contracts	88,557	266,900	276,085	185,570	(2,585,887)
Forward contracts	15,464	129,177	125,425	127,933	(10,202)
Swap contracts	30,564	23,661	37,269	(9,546)	900,629
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	174	1,025	1,119	1,040	(27,156)
Net realized gain (loss) on investments and foreign currencies	6,128,343	7,264,067	1,998,500	732,635	30,932,168
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(13,535,873)	(18,451,978)	(8,678,046)	(4,837,632)	(19,022,599)
Investments (affiliated)	—	—	—	—	—
Futures contracts	19,611	19,068	15,416	50,764	665,619
Forward contracts	(7,724)	(17,239)	(19,486)	(17,019)	(67,681)
Swap contracts	(33,606)	(31,327)	(40,299)	27,512	(170,376)
Unfunded commitments	—	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	(117)	(1,089)	(1,247)	(1,156)	409
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	27,293
Net unrealized gain (loss) on investments and foreign currencies	(13,557,709)	(18,482,565)	(8,723,662)	(4,777,531)	(18,567,335)
Net realized and unrealized gain (loss) on investments and foreign currencies	(7,429,366)	(11,218,498)	(6,725,162)	(4,044,896)	12,364,833
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,707,734)	$(11,227,772)	$(6,459,797)	$(3,681,137)	$14,157,293
* Net of foreign withholding taxes on interest and dividends of	$802	$1,027	$480	$192	$95,088
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$48,205

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2022

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,380,281	$2,460,549	$17,775,383	$947,824	$4,089,060
Dividends (affiliated)	—	—	16,986	—	—
Interest (unaffiliated)	3,723	801	1,100	1,065	21,668
Total investment income*	1,384,004	2,461,350	17,793,469	948,889	4,110,728
Expenses:
Investment advisory and management fees	3,843,528	4,298,206	6,194,340	2,091,876	2,157,508
Service Fees:
Class 2	65,544	58,536	36,542	39,762	34,556
Class 3	85,271	51,489	29,837	39,955	35,415
Transfer agent fees and expenses	3,351	1,761	1,614	2,201	2,201
Custodian and accounting fees	66,604	71,440	135,939	74,612	90,546
Reports to shareholders	28,448	33,717	50,027	14,135	15,576
Audit and tax fees	46,269	50,483	47,926	49,451	48,910
Legal fees	20,966	20,336	14,460	10,391	11,842
Trustees' fees and expenses	15,188	18,273	26,525	8,350	8,231
Interest expense	—	535	1,643	111	542
Other expenses	37,393	48,311	50,463	75,549	79,207
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	4,212,562	4,653,087	6,589,316	2,406,393	2,484,534
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(449,004)	—	—	—
Fees paid indirectly (Note 5)	—	—	(102)	(468)	—
Net expenses	4,212,562	4,204,083	6,589,214	2,405,925	2,484,534
Net investment income (loss)	(2,828,558)	(1,742,733)	11,204,255	(1,457,036)	1,626,194
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	46,393,097	60,161,743	110,478,822	46,593,717	30,284,797
Investments (affiliated)	—	—	1,621	—	—
Futures contracts	—	96,398	84,218	5,532	(4,284)
Forward contracts	—	—	1,431,223	—	—
Swap contracts	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,513)	(15)	6,121	106	(515)
Net realized gain (loss) on investments and foreign currencies	46,391,584	60,258,126	112,002,005	46,599,355	30,279,998
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(47,242,512)	(51,559,545)	(21,871,111)	(55,537,414)	(3,467,764)
Investments (affiliated)	—	—	212,913	—	—
Futures contracts	—	26,185	38,517	18,789	14,957
Forward contracts	—	—	(331,135)	—	—
Swap contracts	—	—	—	—	—
Unfunded commitments	—	—	—	(332,053)	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	28	(6)	(2,670)	(53)	(674)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(47,242,484)	(51,533,366)	(21,953,486)	(55,850,731)	(3,453,481)
Net realized and unrealized gain (loss) on investments and foreign currencies	(850,900)	8,724,760	90,048,519	(9,251,376)	26,826,517
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,679,458)	$6,982,027	$101,252,774	$(10,708,412)	$28,452,711
* Net of foreign withholding taxes on interest and dividends of	$16,829	$4,870	$86,023	$1,728	$34,951
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2022

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA American Century Inflation Protection Portfolio#	SA Columbia Focused Value Portfolio
Investment Income:
Dividends (unaffiliated)	$2,798,732	$10,331,448	$1,825	$—	$8,590,623
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	596	23,292,061	28,454,406	—
Total investment income*	2,798,732	10,332,044	23,293,886	28,454,406	8,590,623
Expenses:
Investment advisory and management fees	2,179,853	3,758,539	6,221,892	4,084,008	3,662,724
Service Fees:
Class 2	25,209	28,285	28,542	—	22,363
Class 3	26,882	32,510	26,375	1,078,625	24,684
Transfer agent fees and expenses	1,614	2,055	1,908	2,348	1,745
Custodian and accounting fees	108,801	197,310	286,566	145,083	40,315
Reports to shareholders	15,063	24,617	61,931	46,825	22,740
Audit and tax fees	49,553	115,303	67,354	62,983	41,693
Legal fees	6,228	21,490	15,338	51,480	11,287
Trustees' fees and expenses	8,594	13,220	31,550	21,599	11,993
Interest expense	289	352	303	43	34
Other expenses	46,673	84,833	44,725	37,503	35,759
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	2,468,759	4,278,514	6,786,484	5,530,497	3,875,337
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(161,494)	—	(356,153)	(1,167,698)
Fees paid indirectly (Note 5)	(6,782)	—	—	—	(4,805)
Net expenses	2,461,977	4,117,020	6,786,484	5,174,344	2,702,834
Net investment income (loss)	336,755	6,215,024	16,507,402	23,280,062	5,887,789
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	34,786,775	21,219,046	(3,242,548)	15,148,262	34,184,642
Investments (affiliated)	—	—	—	—	—
Futures contracts	(262,641)	138,726	2,689,873	2,436,140	—
Forward contracts	—	—	1,274,464	11,280,147	—
Swap contracts	—	—	(38,623)	(22)	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(82,045)	(4,118)	(2,833,284)	—
Net realized gain (loss) on investments and foreign currencies	34,524,134	21,275,727	679,048	26,031,243	34,184,642
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(33,754,060)	(29,181,794)	(59,910,073)	(19,272,132)	3,095,323
Investments (affiliated)	—	—	—	—	—
Futures contracts	55,376	(51,198)	(495,321)	(886,820)	—
Forward contracts	—	—	(294,616)	(1,048,411)	—
Swap contracts	—	—	4,018	(252,984)	—
Unfunded commitments	(77,422)	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	(20,848)	(10,564)	(22,642)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	17,338	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(33,776,106)	(29,236,502)	(60,706,556)	(21,482,989)	3,095,323
Net realized and unrealized gain (loss) on investments and foreign currencies	748,028	(7,960,775)	(60,027,508)	4,548,254	37,279,965
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,084,783	$(1,745,751)	$(43,520,106)	$27,828,316	$43,167,754
* Net of foreign withholding taxes on interest and dividends of	$7,068	$1,009,744	$62	$8	$31,625
** Net of foreign withholding taxes on capital gains of	$—	$2,165	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2022

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$—	$—	$—	$—
Dividends (affiliated)	4,879,048	7,783,651	4,807,418	4,159,664
Interest (unaffiliated)	—	—	—	—
Total investment income*	4,879,048	7,783,651	4,807,418	4,159,664
Expenses:
Investment advisory and management fees	378,654	551,891	328,449	268,020
Service Fees:
Class 2	—	—	—	—
Class 3	942,318	1,379,059	820,783	669,641
Transfer agent fees and expenses	1,027	1,027	1,027	979
Custodian and accounting fees	11,919	11,919	11,919	11,919
Reports to shareholders	25,453	34,524	21,042	17,818
Audit and tax fees	31,480	31,157	31,157	34,502
Legal fees	11,962	11,612	10,725	10,635
Trustees' fees and expenses	11,733	17,618	10,477	8,476
Interest expense	—	—	—	—
Other expenses	26,452	27,183	25,637	25,304
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,440,998	2,065,990	1,261,216	1,047,294
Fees waived and expenses reimbursed by investment advisor (Note 3)	(37,865)	(55,188)	(32,846)	(26,802)
Fees paid indirectly (Note 5)	—	—	—	—
Net expenses	1,403,133	2,010,802	1,228,370	1,020,492
Net investment income (loss)	3,475,915	5,772,849	3,579,048	3,139,172
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—
Investments (affiliated)	6,524,282	12,988,789	8,334,296	5,708,122
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	21,374,310	26,403,294	14,410,844	9,833,663
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	27,898,592	39,392,083	22,745,140	15,541,785
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—
Investments (affiliated)	(21,770,663)	(32,956,172)	(21,581,027)	(19,038,720)
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Unfunded commitments	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(21,770,663)	(32,956,172)	(21,581,027)	(19,038,720)
Net realized and unrealized gain (loss) on investments and foreign currencies	6,127,929	6,435,911	1,164,113	(3,496,935)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,603,844	$12,208,760	$4,743,161	$(357,763)
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(278,368)	$(239,436)	$(9,274)	$(3,556)	$265,365	$216,704
Net realized gain (loss) on investments and foreign currencies	6,128,343	12,506,810	7,264,067	17,414,796	1,998,500	7,996,302
Net unrealized gain (loss) on investments and foreign currencies	(13,557,709)	12,400,264	(18,482,565)	16,372,547	(8,723,662)	4,998,449
Net increase (decrease) in net assets resulting from operations	(7,707,734)	24,667,638	(11,227,772)	33,783,787	(6,459,797)	13,211,455
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(2,693,314)	(1,410,153)	(1,994,141)	(1,102,380)	(1,092,007)	(833,170)
Distributable earnings — Class 2	(4,925,069)	(2,502,859)	(8,784,639)	(4,728,038)	(4,404,941)	(3,411,692)
Distributable earnings — Class 3	(4,801,299)	(3,013,507)	(6,672,375)	(3,633,633)	(2,793,787)	(1,904,341)
Total distributions to shareholders	(12,419,682)	(6,926,519)	(17,451,155)	(9,464,051)	(8,290,735)	(6,149,203)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	9,192,205	(1,661,519)	14,166,110	679,782	4,365,788	3,393,771
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,935,211)	16,079,600	(14,512,817)	24,999,518	(10,384,744)	10,456,023
NET ASSETS:
Beginning of period	55,236,287	39,156,687	91,785,201	66,785,683	57,415,154	46,959,131
End of period	$44,301,076	$55,236,287	$77,272,384	$91,785,201	$47,030,410	$57,415,154

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$363,759	$311,189	$1,792,460	$2,090,630	$(2,828,558)	$(2,201,283)
Net realized gain (loss) on investments and foreign currencies	732,635	3,847,673	30,932,168	15,949,704	46,391,584	96,031,125
Net unrealized gain (loss) on investments and foreign currencies	(4,777,531)	2,066,827	(18,567,335)	51,249,426	(47,242,484)	119,769,092
Net increase (decrease) in net assets resulting from operations	(3,681,137)	6,225,689	14,157,293	69,289,760	(3,679,458)	213,598,934
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(423,113)	(412,472)	(1,255,278)	(212,269)	(76,977,920)	(35,426,255)
Distributable earnings — Class 2	(2,327,571)	(2,037,895)	(4,262,042)	(652,736)	(8,894,168)	(4,402,268)
Distributable earnings — Class 3	(1,354,453)	(1,157,864)	(11,860,729)	(1,451,437)	(7,071,256)	(3,617,611)
Total distributions to shareholders	(4,105,137)	(3,608,231)	(17,378,049)	(2,316,442)	(92,943,344)	(43,446,134)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	162,921	4,517,947	2,178,642	(6,202,745)	67,809,060	(90,124,788)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,623,353)	7,135,405	(1,042,114)	60,770,573	(28,813,742)	80,028,012
NET ASSETS:
Beginning of period	44,670,314	37,534,909	212,581,408	151,810,835	444,040,404	364,012,392
End of period	$37,046,961	$44,670,314	$211,539,294	$212,581,408	$415,226,662	$444,040,404

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,742,733)	$(801,254)	$11,204,255	$13,784,636	$(1,457,036)	$(1,410,452)
Net realized gain (loss) on investments and foreign currencies	60,258,126	137,447,188	112,002,005	43,266,083	46,599,355	71,089,877
Net unrealized gain (loss) on investments and foreign currencies	(51,533,366)	137,427,053	(21,953,486)	229,709,094	(55,850,731)	61,138,066
Net increase (decrease) in net assets resulting from operations	6,982,027	274,072,987	101,252,774	286,759,813	(10,708,412)	130,817,491
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(121,538,733)	(59,901,369)	(55,486,967)	(51,381,297)	(56,944,459)	(22,866,374)
Distributable earnings — Class 2	(9,829,305)	(4,904,322)	(1,706,337)	(1,564,372)	(8,110,581)	(3,037,793)
Distributable earnings — Class 3	(5,119,610)	(2,616,217)	(815,483)	(761,777)	(5,012,863)	(1,882,160)
Total distributions to shareholders	(136,487,648)	(67,421,908)	(58,008,787)	(53,707,446)	(70,067,903)	(27,786,327)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	122,693,166	(125,799,998)	(68,153,913)	(16,527,013)	42,203,576	(42,113,064)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,812,455)	80,851,081	(24,909,926)	216,525,354	(38,572,739)	60,918,100
NET ASSETS:
Beginning of period	508,997,399	428,146,318	799,609,920	583,084,566	242,855,239	181,937,139
End of period	$502,184,944	$508,997,399	$774,699,994	$799,609,920	$204,282,500	$242,855,239

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,626,194	$1,955,449	$336,755	$523,156	$6,215,024	$4,583,401
Net realized gain (loss) on investments and foreign currencies	30,279,998	10,815,589	34,524,134	28,808,942	21,275,727	19,042,516
Net unrealized gain (loss) on investments and foreign currencies	(3,453,481)	104,910,207	(33,776,106)	109,468,272	(29,236,502)	118,586,291
Net increase (decrease) in net assets resulting from operations	28,452,711	117,681,245	1,084,783	138,800,370	(1,745,751)	142,212,208
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,231,892)	(9,222,131)	(25,904,912)	(26,750,632)	(22,944,222)	(10,993,940)
Distributable earnings — Class 2	(1,230,243)	(918,696)	(2,008,034)	(1,986,928)	(1,129,111)	(523,599)
Distributable earnings — Class 3	(740,037)	(565,259)	(1,290,455)	(1,286,032)	(757,274)	(365,979)
Total distributions to shareholders	(13,202,172)	(10,706,086)	(29,203,401)	(30,023,592)	(24,830,607)	(11,883,518)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(31,343,217)	(18,374,817)	(919,434)	(9,584,798)	(265,259)	(31,611,393)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,092,678)	88,600,342	(29,038,052)	99,191,980	(26,841,617)	98,717,297
NET ASSETS:
Beginning of period	257,485,587	168,885,245	259,546,011	160,354,031	387,464,386	288,747,089
End of period	$241,392,909	$257,485,587	$230,507,959	$259,546,011	$360,622,769	$387,464,386

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA American Century Inflation Protection Portfolio#		SA Columbia Focused Value
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,507,402	$17,495,767	$23,280,062	$1,695,539	$5,887,789	$9,109,230
Net realized gain (loss) on investments and foreign currencies	679,048	19,418,071	26,031,243	(6,369,186)	34,184,642	19,362,329
Net unrealized gain (loss) on investments and foreign currencies	(60,706,556)	(4,655,339)	(21,482,989)	48,226,505	3,095,323	126,195,999
Net increase (decrease) in net assets resulting from operations	(43,520,106)	32,258,499	27,828,316	43,552,858	43,167,754	154,667,558
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(39,214,342)	(42,518,644)	(6,410,018)	(8,208,981)	(27,577,492)	(22,528,690)
Distributable earnings — Class 2	(717,545)	(924,053)	—	—	(1,191,632)	(947,444)
Distributable earnings — Class 3	(392,420)	(521,061)	(10,493,586)	(13,205,652)	(769,975)	(636,918)
Total distributions to shareholders	(40,324,307)	(43,963,758)	(16,903,604)	(21,414,633)	(29,539,099)	(24,113,052)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	1,070,162	93,717,550	39,682,004	42,617,190	(9,714,801)	23,944,021
TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,774,251)	82,012,291	50,606,716	64,755,415	3,913,854	154,498,527
NET ASSETS:
Beginning of period	979,243,546	897,231,255	659,410,713	594,655,298	359,574,000	205,075,473
End of period	$896,469,295	$979,243,546	$710,017,429	$659,410,713	$363,487,854	$359,574,000

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Growth		SA Allocation Moderate Growth
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,475,915	$3,227,086	$5,772,849	$6,664,602
Net realized gain (loss) on investments and foreign currencies	27,898,592	17,873,296	39,392,083	33,187,869
Net unrealized gain (loss) on investments and foreign currencies	(21,770,663)	70,622,457	(32,956,172)	107,397,519
Net increase (decrease) in net assets resulting from operations	9,603,844	91,722,839	12,208,760	147,249,990
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(44,431)	(10,542)	(20,019)	(9,580)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(21,666,528)	(13,533,599)	(40,140,056)	(19,860,649)
Total distributions to shareholders	(21,710,959)	(13,544,141)	(40,160,075)	(19,870,229)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	91,885,740	49,569,783	23,210,162	(270,933)
TOTAL INCREASE (DECREASE) IN NET ASSETS	79,778,625	127,748,481	(4,741,153)	127,108,828
NET ASSETS:
Beginning of period	320,082,226	192,333,745	530,532,882	403,424,054
End of period	$399,860,851	$320,082,226	$525,791,729	$530,532,882

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,579,048	$4,357,687	$3,139,172	$3,826,485
Net realized gain (loss) on investments and foreign currencies	22,745,140	19,150,537	15,541,785	12,302,006
Net unrealized gain (loss) on investments and foreign currencies	(21,581,027)	55,594,540	(19,038,720)	31,642,844
Net increase (decrease) in net assets resulting from operations	4,743,161	79,102,764	(357,763)	47,771,335
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(10,610)	(4,287)	(7,506)	(13,212)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(23,050,684)	(11,822,993)	(11,080,560)	(11,533,876)
Total distributions to shareholders	(23,061,294)	(11,827,280)	(11,088,066)	(11,547,088)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	11,066,633	(4,575,751)	18,894,745	14,738,368
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,251,500)	62,699,733	7,448,916	50,962,615
NET ASSETS:
Beginning of period	319,504,987	256,805,254	257,242,128	206,279,513
End of period	$312,253,487	$319,504,987	$264,691,044	$257,242,128

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 19 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect majority-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the "Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolio" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

Effective February 22, 2022, SA Wellington Real Return Portfolio changed its name to the SA American Century Inflation Protection Portfolio and American Century Investment Management, Inc. assumed management of the Portfolio, which was previously managed by Wellington Management Company, LLP.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.

The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy which include a fixed income component and a growth component.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA American Century Inflation Portfolio seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

Seasons Focused Portfolio

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"), with the exception of the SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio, which, effective March 15, 2022, each changed their classification from diversified to non-diversified.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of March 31, 2022, is reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as

Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:  A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Futures:  A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Options:  An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements:  Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2022, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2022. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2022, please refer to a schedule at the end of each Portfolio's Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Interest Rate Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$688	$10,090	$—	$—	$11,348	$—	$—	$—
SA Multi-Managed Moderate Growth	1,172	—	—	—	39,978	—	—	—
SA Multi-Managed Income/ Equity	141	10,571	—	—	39,135	—	—	—
SA Multi-Managed Income	563	18,835	—	—	40,853	—	—	—
SA Putnam Asset Allocation Diversified Growth	8,656	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	37,031	—	—	—	450,749	—	—	—
SA American Century Inflation Protection	—	213,964	—	—	—	466,948	—	—

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Equity Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$—	$—	$2,210	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—	—	3,315	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	4,536	—	—	34,835	—	—	—
SA Multi-Managed Large Cap Growth	—	—	—	—	6,525	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	—	9,788	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—	—	3,850	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—	—	3,850	—	—	—
SA Multi-Managed Small Cap	—	—	—	—	22,100	—	—	—
SA Multi-Managed International Equity	—	—	—	—	85,540	—	—	—
	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Diversified Fixed Income	$—	$—	$—	$—	$—	$—	$—	$—
	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth	$—	$—	$8,345	$1,287	$—	$—	$—	$7,161
SA Multi-Managed Moderate Growth	—	—	10,725	15,166	—	—	—	19,485
SA Multi-Managed Income/ Equity	—	—	5,241	15,041	—	—	—	19,783
SA Multi-Managed Income	—	—	2,071	15,099	—	—	—	18,814
SA Putnam Asset Allocation Diversified Growth	—	—	—	13,745	—	—	—	108,876
SA Multi-Managed Large Cap Growth	—	—	52,515	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	48,912	—	—	—	71,376
SA Multi-Managed Diversified Fixed Income	—	—	—	125,388	—	—	—	261,482
SA American Century Inflation Protection	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments at value (unaffiliated)

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth	$82,585
SA Multi-Managed Moderate Growth	181,233
SA Multi-Managed Income/Equity	169,254
SA Multi-Managed Income	174,516
SA Putnam Asset Allocation Diversified Growth	8,010
SA Multi-Managed Large Cap Growth	27,707
SA Multi-Managed Large Cap Value	41,560
SA Multi-Managed Mid Cap Growth	11,126
SA Multi-Managed Mid Cap Value	11,126
SA Multi-Managed Small Cap	18,975
SA Multi-Managed International Equity	(55,348)
SA Multi-Managed Diversified Fixed Income	1,750,627

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA Multi-Managed Growth	$101,014	$30,564	$—	$—	$—
SA Multi-Managed Moderate Growth	268,212	23,661	—	—	—
SA Multi-Managed Income/Equity	276,085	37,269	—	—	—
SA Multi-Managed Income	185,570	(9,546)	—	—	—
SA Putnam Asset Allocation Diversified Growth	(279,765)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	2,689,873	—	—	—	—
SA American Century Inflation Protection	2,436,140	(22)	—	—	—
	Equity Contracts
SA Multi-Managed Growth	$(12,437)	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	(1,312)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(2,306,122)	900,629	—	—	—
SA Multi-Managed Large Cap Growth	96,398	—	—	—	—
SA Multi-Managed Large Cap Value	84,218	—	—	—	—
SA Multi-Managed Mid Cap Growth	5,532	—	—	—	—
SA Multi-Managed Mid Cap Value	(4,284)	—	—	—	—
SA Multi-Managed Small Cap	(262,641)	—	—	—	—
SA Multi-Managed International Equity	138,726	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$(38,623)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$(171,777)	$15,464
SA Multi-Managed Moderate Growth	—	—	—	(216,024)	129,177
SA Multi-Managed Income/Equity	—	—	—	(113,603)	125,425
SA Multi-Managed Income	—	—	—	(45,652)	127,933
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(10,202)
SA Multi-Managed Large Cap Growth	—	—	—	(1,087,214)	—
SA Multi-Managed Large Cap Value	—	—	—	—	1,431,223
SA Multi-Managed Diversified Fixed Income	—	—	—	—	1,274,464
SA American Century Inflation Protection	—	—	—	—	11,280,147

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Multi-Managed Growth	$14,138	$(33,606)	$—	$—	$—
SA Multi-Managed Moderate Growth	7,825	(31,327)	—	—	—
SA Multi-Managed Income/Equity	15,416	(40,299)	—	—	—
SA Multi-Managed Income	50,764	27,512	—	—	—
SA Putnam Asset Allocation Diversified Growth	(178,945)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(495,321)	—	—	—	—
SA American Century Inflation Protection	(886,820)	(252,984)	—	—	—
	Equity Contracts
SA Multi-Managed Growth	$5,473	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	11,243	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	844,564	(170,376)	—	—	—
SA Multi-Managed Large Cap Growth	26,185	—	—	—	—
SA Multi-Managed Large Cap Value	38,517	—	—	—	—
SA Multi-Managed Mid Cap Growth	18,789	—	—	—	—
SA Multi-Managed Mid Cap Value	14,957	—	—	—	—
SA Multi-Managed Small Cap	55,376	—	—	—	—
SA Multi-Managed International Equity	(51,198)	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	$—	$4,018	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth	$—	$—	$—	$42,550	$(7,724)
SA Multi-Managed Moderate Growth	—	—	—	52,470	(17,239)
SA Multi-Managed Income/Equity	—	—	—	32,888	(19,486)
SA Multi-Managed Income	—	—	—	13,860	(17,019)
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(67,681)
SA Multi-Managed Large Cap Growth	—	—	—	276,808	—
SA Multi-Managed Large Cap Value	—	—	—	—	(331,135)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(294,616)
SA American Century Inflation Protection	—	—	—	—	(1,048,411)

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on written options contracts

(4)  Net realized gain (loss) on investments

(5)  Net realized gain (loss) on forward contracts

(6)  Change in unrealized appreciation (depreciation) on futures contracts

(7)  Change in unrealized appreciation (depreciation) on swap contracts

(8)  Change in unrealized appreciation (depreciation) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended March 31, 2022.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Total Return Swap Contracts(2)
SA Multi-Managed Growth Portfolio .	$5,100,603	$263,115	$22,368	$167,500	$—	$—
SA Multi-Managed Moderate Growth Portfolio	15,199,714	1,901,893	28,428	170,000	—	—
SA Multi-Managed Income/Equity Portfolio	13,141,761	1,903,603	13,963	267,500	—	—
SA Multi-Managed Income Portfolio .	12,242,252	1,886,148	5,474	502,500	—	—
SA Putnam Asset Allocation: Diversified Growth Portfolio	35,429,840	14,936,059	—	—	—	4,546,775
SA Multi-Managed Large Cap Growth Portfolio	658,660	—	139,885	—	—	—
SA Multi-Managed Large Cap Value Portfolio	753,881	24,666,946	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	452,103	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	271,113	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	2,104,286	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	5,649,048	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	162,306,665	19,302,699	—	—	557,500	—
SA American Century Inflation Protection	164,329,176	185,800,937	—	14,166,667	—	—

(1) Amounts represent notional amounts in US dollars.

(2) Amounts represent values in US dollars.

The following table represents the Portfolio's objectives for using derivative instruments the for the year ended March 31, 2022:

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Total Return Swap Contracts
SA Multi-Managed Growth	2, 3	4	7	3	—	—
SA Multi-Managed Moderate Growth	2, 3	4	7	3	—	—
SA Multi-Managed Income/Equity	3	4	7	3	—	—
SA Multi-Managed Income	3	4	7	3	—	—
SA Putnam Asset Allocation Diversified Growth	2, 3	4	—	—	—	1, 6
SA Multi-Managed Large Cap Growth	2	—	7	—	—	—
SA Multi-Managed Large Cap Value	2	4	—	—	—	—
SA Multi-Managed Mid Cap Growth	2	—	—	—	—	—
SA Multi-Managed Mid Cap Value	2	—	—	—	—	—
SA Multi-Managed Small Cap	2	—	—	—	—	—
SA Multi-Managed International Equity	2	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	3	4	—	—	1, 5	—
SA American Century Inflation Protection	3	4	—	6	—	—

(1)  To enhance total return.

(2)  To manage exposures in certain securities markets.

(3)  To manage interest rate risk and the duration of the portfolio.

(4)  To manage foreign currency exchange rate risk.

(5)  To manage credit risk.

(6)  To manage against or gain exposure to certain securities and/or sectors.

(7)  To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2022. The repurchase agreements held by the Portfolios as of March 31, 2022, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$3,524	$—	$—	$3,524	$(3,524)	$—	$(3,524)
Deutsche Bank AG	1,184	—	—	1,184	—	—	—	—	1,184	—	1,184
Goldman Sachs International	—	—	5,959	5,959	3,637	—	—	3,637	2,322	—	2,322
JPMorgan Chase Bank	—	—	2,386	2,386	—	—	—	—	2,386	—	2,386
NatWest Markets PLC	103	—	—	103	—	—	—	—	103	—	103
Total	$1,287	$—	$8,345	$9,632	$7,161	$—	$—	$7,161	$2,471	$—	$2,471

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$9,329	$—	$—	$9,329	$(9,329)	$—	$(9,329)
Deutsche Bank AG	14,638	—	—	14,638	—	—	—	—	14,638	—	14,638
Goldman Sachs International	—	—	7,687	7,687	9,611	—	—	9,611	(1,924)	—	(1,924)
JPMorgan Chase Bank	—	—	3,038	3,038	—	—	—	—	3,038	(3,038)	—
Morgan Stanley & Co., Inc.	—	—	—	—	526	—	—	526	(526)	—	(526)
Natwest Markets PLC	528	—	—	528	—	—	—	—	528	—	528
Standard Chartered Bank	—	—	—	—	19	—	—	19	(19)	—	(19)
Total	$15,166	$—	$10,725	$25,891	$19,485	$—	$—	$19,485	$6,406	$(3,038)	$3,368

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$9,507	$—	$—	$9,507	$(9,507)	$—	$(9,507)
Deutsche Bank AG	14,513	—	—	14,513	—	—	—	—	14,513	—	14,513
Goldman Sachs International	—	—	3,746	3,746	9,741	—	—	9,741	(5,995)	—	(5,995)
JPMorgan Chase Bank	—	—	1,495	1,495	—	—	—	—	1,495	—	1,495
Morgan Stanley & Co., Inc.	—	—	—	—	516	—	—	516	(516)	—	(516)
NatWest Markets PLC	528	—	—	528	—	—	—	—	528	—	528
Standard Chartered Bank	—	—	—	—	19	—	—	19	(19)	—	(19)
Total	$15,041	$—	$5,241	$20,282	$19,783	$—	$—	$19,783	$499	$—	$499

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$8,974	$—	$—	$8,974	$(8,974)	$—	$(8,974)
Deutsche Bank AG	14,558	—	—	14,558	—	—	—	—	14,558	—	14,558
Goldman Sachs International	—	—	1,492	1,492	9,287	—	—	9,287	(7,795)	—	(7,795)
JPMorgan Chase Bank	—	—	579	579	—	—	—	—	579	—	579
Morgan Stanley & Co., Inc.	—	—	—	—	535	—	—	535	(535)	—	(535)
NatWest Markets PLC	541	—	—	541	—	—	—	—	541	—	541
Standard Chartered Bank	—	—	—	—	18	—	—	18	(18)	—	(18)
Total	$15,099	$—	$2,071	$17,170	$18,814	$—	$—	$18,814	$(1,644)	$—	$(1,644)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$—	$4,536	$—	$4,536	$—	$—	$—	$—	$4,536	$—	$4,536
Barclays Bank PLC	38	—	—	38	—	—	—	—	38	—	38
Citibank N.A.	356	—	—	356	1,858	—	—	1,858	(1,502)	—	(1,502)
Goldman Sachs International	7,149	—	—	7,149	—	—	—	—	7,149	—	7,149
HSBC Bank USA	—	—	—	—	16,229	—	—	16,229	(16,229)	—	(16,229)
JPMorgan Chase Bank	1,858	—	—	1,858	6,913	—	—	6,913	(5,055)	—	(5,055)
Morgan Stanley & Co., Inc.	1	—	—	1	6,949	—	—	6,949	(6,948)	—	(6,948)
NatWest Markets PLC	318	—	—	318	52,659	—	—	52,659	(52,341)	—	(52,341)
State Street Bank and Trust Co.	—	—	—	—	3,991	—	—	3,991	(3,991)	—	(3,991)
Toronto Dominion Bank	3,155	—	—	3,155	—	—	—	—	3,155	—	3,155
UBS AG	497	—	—	497	—	—	—	—	497	—	497
Westpac Banking Corp.	373	—	—	373	20,277	—	—	20,277	(19,904)	—	(19,904)
Total	$13,745	$4,536	$—	$18,281	$108,876	$—	$—	$108,876	$(90,595)	$—	$(90,595)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$37,391	$37,391	$—	$—	$—	$—	$37,391	$(37,391)	$—
JPMorgan Chase Bank	—	—	15,124	15,124	—	—	—	—	15,124	(15,124)	—
Total	$—	$—	$52,515	$52,515	$—	$—	$—	$—	$52,515	$(52,515)	$—

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$47,633	$—	$—	$47,633	$—	$—	$—	$—	$47,633	$—	$47,633
JPMorgan Chase Bank	—	—	—	—	53,319	—	—	53,319	(53,319)	—	(53,319)
Morgan Stanley & Co., Inc.	1,279	—	—	1,279	18,057	—	—	18,057	(16,778)	—	(16,778)
Total	$48,912	$—	$—	$48,912	$71,376	$—	$—	$71,376	$(22,464)	$—	$(22,464)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	OTC Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$126,454	$—	$—	$126,454	$(126,454)	$—	$(126,454)
Deutsche Bank AG	122,618	—	—	122,618	—	—	—	—	122,618	—	122,618
Goldman Sachs International	—	—	—	—	130,012	—	—	130,012	(130,012)	—	(130,012)
Morgan Stanley & Co., Inc.	—	—	—	—	4,834	—	—	4,834	(4,834)	—	(4,834)
NatWest Markets PLC	2,770	—	—	2,770	—	—	—	—	2,770	—	2,770
Standard Chartered Bank	—	—	—	—	182	—	—	182	(182)	—	(182)
Total	$125,388	$—	$—	$125,388	$261,482	$—	$—	$261,482	$(136,094)	$—	$(136,094)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of March 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.15%	$140,000
SA Multi-Managed Moderate Growth	0.35	325,000
SA Multi-Managed Income/Equity	0.33	310,000
SA Multi-Managed Income	0.19	180,000
SA Multi-Managed Large Cap Value	0.43	400,000
SA Multi-Managed Mid Cap Growth	0.22	205,000
SA Multi-Managed Diversified Fixed Income	0.90	840,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2022, bearing interest at a rate of 0.27% per annum, with a principal amount of $92,990,000, a repurchase price of $92,990,697, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	03/31/2027	$94,496,000	$94,760,843

As of March 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.15%	$115,000
SA Multi-Managed Moderate Growth	0.35	260,000
SA Multi-Managed Income/Equity	0.33	250,000
SA Multi-Managed Income	0.19	145,000
SA Multi-Managed Large Cap Value	0.43	320,000
SA Multi-Managed Mid Cap Growth	0.22	165,000
SA Multi-Managed Diversified Fixed Income	0.90	675,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2022, bearing interest at a rate of 0.30% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,625, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	08/15/2044	$70,426,000	$76,278,641

As of March 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.15%	$100,000
SA Multi-Managed Moderate Growth	0.35	225,000
SA Multi-Managed Income/Equity	0.33	215,000
SA Multi-Managed Income	0.19	125,000
SA Multi-Managed Large Cap Value	0.43	280,000
SA Multi-Managed Mid Cap Growth	0.22	145,000
SA Multi-Managed Diversified Fixed Income	0.90	585,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2022, bearing interest at a rate of 0.29% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,524, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.25%	08/15/2046	$70,584,700	$66,075,557

As of March 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.16%	$160,000
SA Multi-Managed Moderate Growth	0.36	350,000
SA Multi-Managed Income/Equity	0.34	330,000
SA Multi-Managed Income	0.21	200,000
SA Multi-Managed Large Cap Value	0.44	430,000
SA Multi-Managed Mid Cap Growth	0.23	225,000
SA Multi-Managed Diversified Fixed Income	0.92	895,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2022, bearing interest at a rate of 0.26% per annum, with a principal amount of $97,000,000, a repurchase price of $97,000,701, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	02/15/2029	$97,395,000	$98,854,159

As of March 31, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.15%	$150,000
SA Multi-Managed Moderate Growth	0.35	340,000
SA Multi-Managed Income/Equity	0.33	320,000
SA Multi-Managed Income	0.19	185,000
SA Multi-Managed Large Cap Value	0.43	415,000
SA Multi-Managed Mid Cap Growth	0.22	215,000
SA Multi-Managed Diversified Fixed Income	0.90	875,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2022, bearing interest at a rate of 0.28% per annum, with a principal amount of $97,000,000 a repurchase price of $97,000,754, and a maturity date of April 1, 2022. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	05/15/2024	$48,810,000	$49,386,206
U.S. Treasury Notes	0.02	08/15/2027	50,000,000	49,610,551

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans: Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk: A Portfolio's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR's administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio's performance and/or net asset value.

Recent Accounting and Regulatory Developments: In March 2020, the FASB issued ASU No. 2020-04 "Facilitation of the Effects of Reference Rate Reform on Financial Reporting", which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the "Rule"). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board's assignment of its responsibility for the execution of valuation-related activities to a fund's investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%

Portfolio	Assets	Management Fees
SA Multi-Managed Income/Equity(3)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income(4)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(5)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(6), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(7)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA American Century Inflation Protection(8)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Value(9)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(10), SA Allocation Moderate Growth(10),
SA Allocation Moderate(10), SA Allocation Balanced(10)	>0	0.10%

(1)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million. For the year ended March 31, 2022, the amount of advisor fees waived was $36,642.

(2)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million. For the year ended March 31, 2022, the amount of advisor fees waived was $44,794.

(3)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million. For the year ended March 31, 2022, the amount of advisor fees waived was $22,104.

(4)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million. For the year ended March 31, 2022, the amount of advisor fees waived was $12,833.

(5)  The Advisor has contractually agreed to waive its advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.70% on the first $250 million, 0.65% on the next $250 million, and 0.60% above $500 million. For the year ended March 31, 2022, the amount of advisor fees waived was $337,835.

(6)  The Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million. For the year ended March 31, 2022, the amount of advisor fees waived was $449,004.

(7)  The Adviser contractually agreed to waive its advisory fees for the SA Multi-Managed International Equity Portfolio so that the advisory fee on average daily net assets equals 0.91% on the first $250 million, 0.86% on the next $250 million, and 0.81% above $500 million. For the year ended March 31, 2022, the amount of advisory fees waived was $161,494.

(8)  Effective February 22, 2022, the Adviser voluntarily agreed to waive 0.06% of advisory fees for the SA American Century Inflation Protection Portfolio. Prior to February 22, 2022, the Adviser voluntarily agreed to waive 0.05% of advisory fees. For the year ended March 31, 2022, the amount of advisory fees waived was $356,153.

(9)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the year ended March 31, 2022, the amount of advisory fees waived was $1,167,698.

(10)  The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the year ended March 31, 2022, the amount of advisory fees waived was $37,865, $55,188, $32,846 and $26,802, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
SA Multi-Managed Growth	Morgan Stanley J.P. Morgan WMC
SA Multi-Managed Moderate Growth	Morgan Stanley J.P. Morgan WMC
SA Multi-Managed Income/Equity	Morgan Stanley WMC
SA Multi-Managed Income	Morgan Stanley WMC
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley SAAMCo
SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC
SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
SA Multi-Managed Small Cap	Schroder Investment Management J.P. Morgan SAAMCo
SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo
SA Multi-Managed Diversified Fixed Income	PineBridge WMC
SA American Century Inflation Protection	American Century Investment Management, Inc.
SA Columbia Focused Value	Columbia
SA Allocation Growth	SAAMCo
SA Allocation Moderate Growth	SAAMCo
SA Allocation Moderate	SAAMCo
SA Allocation Balanced	SAAMCo

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the year ended March 31, 2022 transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the year ended March 31, 2022, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2022
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$—	$6,137,728	$(3,401,032)	$7,063,256	$5,356,426
SA Multi-Managed Moderate Growth	324,491	7,367,576	(5,165,026)	10,350,442	7,100,713
SA Multi-Managed Income/Equity	244,333	2,457,300	(5,032,617)	5,022,911	3,267,824
SA Multi-Managed Income	408,952	1,089,182	(3,265,247)	2,658,164	1,446,973
SA Putnam Asset Allocation Diversified Growth	6,598,266	26,243,775	23,027,293	10,494,567	6,883,482
SA T. Rowe Price Growth Stock	—	46,114,679	129,938,009	20,232,909	72,710,435
SA Multi-Managed Large Cap Growth	29,666	60,958,511	127,976,186	46,890,880	89,596,768
SA Multi-Managed Large Cap Value	21,152,596	97,433,122	117,810,490	31,944,082	26,064,705
SA Multi-Managed Mid Cap Growth	2,490,577	43,472,270	14,747,599	24,315,713	45,752,190
SA Multi-Managed Mid Cap Value	5,619,755	25,359,647	57,296,688	4,643,935	8,558,237
SA Multi-Managed Small Cap	4,328,989	30,604,717	32,342,265	11,696,610	17,506,791
SA Multi-Managed International Equity	6,316,158	19,491,575	51,201,144	10,446,539	14,384,068
SA Multi-Managed Diversified Fixed Income	16,792,316	(4,077,831)	(50,530,226)	32,732,580	7,591,727
SA American Century Inflation Protection	24,855,483	—	(3,322,672)	16,903,604	—
SA Columbia Focused Value	5,650,427	33,363,542	115,478,202	10,637,392	18,901,707
SA Allocation Growth	9,324,721	22,056,325	14,761,535	5,683,785	16,027,174
SA Allocation Moderate Growth	13,608,668	31,491,803	26,993,809	10,234,671	29,925,404
SA Allocation Moderate	8,159,367	18,075,727	8,213,787	6,668,931	16,392,363
SA Allocation Balanced	6,649,554	11,844,721	(1,586,484)	2,740,453	8,347,613

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2021
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$887,668	$6,038,851
SA Multi-Managed Moderate Growth	1,919,662	7,544,389
SA Multi-Managed Income/Equity	2,223,705	3,925,498
SA Multi-Managed Income	1,830,327	1,777,904
SA Putnam Asset Allocation Diversified Growth	2,316,442	—
SA T. Rowe Price Growth Stock	99,819	43,346,315
SA Multi-Managed Large Cap Growth	6,553,237	60,868,671
SA Multi-Managed Large Cap Value	29,782,746	23,924,700
SA Multi-Managed Mid Cap Growth	1,601,164	26,185,163
SA Multi-Managed Mid Cap Value	2,762,847	7,943,239
SA Multi-Managed Small Cap	576,238	29,447,354
SA Multi-Managed International Equity	6,272,874	5,610,644
SA Multi-Managed Diversified Fixed Income	42,826,731	1,137,027

	Tax Distributions
	For the year ended March 31, 2022
Portfolio	Ordinary Income	Long-Term Capital Gains
SA American Century Inflation Protection	$21,414,633	$—
SA Columbia Focused Value.	5,307,266	18,805,786
SA Allocation Growth	2,367,128	11,177,013
SA Allocation Moderate Growth	173,160	19,697,069
SA Allocation Moderate	84,116	11,743,164
SA Allocation Balanced	2,938,089	8,608,999

As of March 31, 2022, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
SA Multi-Managed Growth	$—	$—
SA Multi-Managed Moderate Growth	—	—
SA Multi-Managed Income/Equity	—	—
SA Multi-Managed Income	—	—
SA Putnam Asset Allocation Diversified Growth	—	—
SA T. Rowe Price Growth Stock	—	—
SA Multi-Managed Large Cap Growth	—	—
SA Multi-Managed Large Cap Value	—	—
SA Multi-Managed Mid Cap Growth	—	—
SA Multi-Managed Mid Cap Value	—	—
SA Multi-Managed Small Cap	—	—
SA Multi-Managed International Equity	—	—
SA Multi-Managed Diversified Fixed Income	2,250,142	1,827,689
SA American Century Inflation Protection	—	—
SA Columbia Focused Value	—	—
SA Allocation Growth	—	—
SA Allocation Moderate Growth	—	—
SA Allocation Moderate	—	—
SA Allocation Balanced	—	—

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2022, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$90,238	$—	$—
SA Multi-Managed Moderate Growth	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—
SA T. Rowe Price Growth Stock	632,299	—	—
SA Multi-Managed Large Cap Growth	892,748	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	268,131	—	—
SA Multi-Managed Mid Cap Value	—	—	—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA American Century Inflation Protection	—	—	—

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Columbia Focused Value	$—	$—	$—
SA Allocation Growth	—	—	—
SA Allocation Moderate Growth	—	—	—
SA Allocation Moderate	—	—	—
SA Allocation Balanced	—	—	—

For the period ended March 31, 2022, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, investments in real estate investment trusts, distributions from underlying funds, principal paydown adjustments, investments in partnerships, investments in regulated investment companies and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA Multi-Managed Growth	$244,303	$(119,290)	$(125,013)
SA Multi-Managed Moderate Growth	23,290	(23,290)	—
SA Multi-Managed Income/Equity	39,139	(39,140)	1
SA Multi-Managed Income	93,107	(93,107)	—
SA Putnam Asset Allocation Diversified Growth	692,856	(692,855)	(1)
SA T. Rowe Price Growth Stock	2,793,737	1,502	(2,795,239)
SA Multi-Managed Large Cap Growth	1,106,187	(1,106,187)	—
SA Multi-Managed Large Cap Value	1,473,003	(1,473,004)	1
SA Multi-Managed Mid Cap Growth	1,697,020	(1,697,020)	—
SA Multi-Managed Mid Cap Value	67,292	(67,291)	(1)
SA Multi-Managed Small Cap	343,839	(343,839)	—
SA Multi-Managed International Equity	257,460	(257,460)	—
SA Multi-Managed Diversified Fixed Income	1,810,391	(1,810,391)	—
SA American Century Inflation Protection	6,947,138	(6,947,138)	—
SA Columbia Focused Value	3,669	(3,669)	—
SA Allocation Growth	5,830,895	(5,830,895)	—
SA Allocation Moderate Growth	7,702,530	(7,702,530)	—
SA Allocation Moderate	4,452,794	(4,452,794)	—
SA Allocation Balanced	3,421,887	(3,421,887)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$2,981,826	$(6,382,679)	$(3,400,853)	$51,446,865
SA Multi-Managed Moderate Growth	4,201,406	(9,365,229)	(5,163,823)	94,329,212
SA Multi-Managed Income/Equity	148,987	(5,180,260)	(5,031,273)	65,173,514
SA Multi-Managed Income	(51,377)	(3,212,641)	(3,264,018)	53,647,741
SA Putnam Asset Allocation Diversified Growth	33,855,178	(10,814,266)	23,040,912	193,965,428
SA T. Rowe Price Growth Stock	147,985,585	(18,047,639)	129,937,946	286,590,787
SA Multi-Managed Large Cap Growth	165,371,796	(37,395,597)	127,976,199	377,372,975
SA Multi-Managed Large Cap Value	141,546,208	(23,733,841)	117,812,367	650,670,240
SA Multi-Managed Mid Cap Growth	41,443,803	(26,696,204)	14,747,599	183,459,402
SA Multi-Managed Mid Cap Value	62,206,871	(4,910,140)	57,296,731	184,468,186
SA Multi-Managed Small Cap	48,397,953	(16,055,688)	32,342,265	196,959,865
SA Multi-Managed International Equity	74,443,501	(23,226,083)	51,217,418	302,571,855
SA Multi-Managed Diversified Fixed Income	(1,334,631)	(49,186,586)	(50,521,217)	1,129,285,013
SA American Century Inflation Protection	3,030,665	(6,340,178)	(3,309,513)	740,452,746

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Columbia Focused Value	$121,468,943	$(5,990,741)	$115,478,202	$243,106,664
SA Allocation Growth	29,719,336	(14,957,801)	14,761,535	385,281,499
SA Allocation Moderate Growth	45,382,155	(18,388,346)	26,993,809	499,026,881
SA Allocation Moderate	22,446,596	(14,232,809)	8,213,787	304,194,210
SA Allocation Balanced	13,085,700	(14,672,184)	(1,586,484)	266,415,164

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended March 31, 2022, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2022 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$35,818,074	$36,332,332	$2,331,689	$3,605,460
SA Multi-Managed Moderate Growth	55,616,594	50,629,800	5,105,900	10,512,890
SA Multi-Managed Income/ Equity	26,280,990	23,641,817	6,075,203	10,598,679
SA Multi-Managed Income	17,372,904	15,146,785	6,359,993	7,490,149
SA Putnam Asset Allocation Diversified Growth	163,336,089	171,347,362	50,736,649	48,767,962
SA T. Rowe Price Growth Stock	140,787,556	172,807,940	—	—
SA Multi-Managed Large Cap Growth	235,311,164	249,770,406	—	—
SA Multi-Managed Large Cap Value	325,540,907	438,185,407	—	—
SA Multi-Managed Mid Cap Growth	147,111,122	176,880,796	—	—
SA Multi-Managed Mid Cap Value	70,523,012	109,706,353	—	—
SA Multi-Managed Small Cap	125,449,322	151,393,938	—	—
SA Multi-Managed International Equity	70,791,067	91,572,813	—	—
SA Multi-Managed Diversified Fixed Income	250,646,524	244,053,235	197,355,001	215,702,011
SA American Century Inflation Protection	356,107,283	373,691,293	440,762,353	367,389,842
SA Columbia Focused Value Portfolio	50,751,744	87,730,012	—	—
SA Allocation Growth	106,991,075	38,182,746	—	—
SA Allocation Moderate Growth	57,665,562	76,615,646	—	—
SA Allocation Moderate	39,783,831	52,999,820	—	—
SA Allocation Balanced	45,298,309	38,500,640	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	68,633	$1,133,129	12,192	$253,632	126,175	$2,074,120	23,481	$485,101
Reinvested dividends	165,539	2,693,314	68,521	1,410,153	304,017	4,925,069	121,853	2,502,859
Shares redeemed	(64,011)	(1,233,315)	(78,609)	(1,584,897)	(87,551)	(1,582,321)	(160,904)	(3,202,953)
Net increase (decrease)	170,161	$2,593,128	2,104	$78,888	342,641	$5,416,868	(15,570)	$(214,993)
	SA Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	137,280	$2,268,225	35,860	$707,999
Reinvested dividends	297,847	4,801,299	147,216	3,013,507
Shares redeemed	(282,771)	(5,887,315)	(270,026)	(5,246,920)
Net increase (decrease)	152,356	$1,182,209	(86,950)	$(1,525,414)
	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63,948	$840,786	19,306	$301,498	290,888	$3,881,898	62,422	$973,340
Reinvested dividends	156,158	1,994,141	71,490	1,102,380	688,991	8,784,639	307,215	4,728,038
Shares redeemed	(89,354)	(1,317,115)	(79,168)	(1,178,387)	(348,551)	(5,180,760)	(388,132)	(5,765,636)
Net increase (decrease)	130,752	$1,517,812	11,628	$225,491	631,328	$7,485,777	(18,495)	$(64,258)
	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	229,965	$3,032,359	89,323	$1,313,575
Reinvested dividends	524,146	6,672,375	236,257	3,633,633
Shares redeemed	(313,119)	(4,542,213)	(299,118)	(4,428,659)
Net increase (decrease)	440,992	$5,162,521	26,462	$518,549
	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	47,728	$524,880	63,515	$837,309	295,707	$3,320,903	336,386	$4,344,874
Reinvested dividends	101,299	1,092,008	65,244	833,170	409,001	4,404,940	267,374	3,411,692
Shares redeemed	(123,158)	(1,462,442)	(114,367)	(1,494,473)	(506,872)	(6,137,087)	(420,133)	(5,352,635)
Net increase (decrease)	25,869	$154,446	14,392	$176,006	197,836	$1,588,756	183,627	$2,403,931

	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	188,343	$2,140,225	183,720	$2,394,998
Reinvested dividends	259,164	2,793,787	149,126	1,904,341
Shares redeemed	(202,484)	(2,311,426)	(269,118)	(3,485,505)
Net increase (decrease)	245,023	$2,622,586	63,728	$813,834
	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,635	$265,190	75,900	$963,752	125,164	$1,414,146	348,335	$4,390,557
Reinvested dividends	38,925	423,113	34,032	412,472	214,325	2,327,571	168,282	2,037,895
Shares redeemed	(94,271)	(1,119,468)	(72,630)	(911,730)	(280,219)	(3,232,865)	(309,270)	(3,898,174)
Net increase (decrease)	(31,711)	$(431,165)	37,302	$464,494	59,270	$508,852	207,347	$2,530,278
	SA Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	121,878	$1,377,712	252,694	$3,126,228
Reinvested dividends	124,605	1,354,453	95,533	1,157,864
Shares redeemed	(235,448)	(2,646,931)	(222,886)	(2,760,917)
Net increase (decrease)	11,035	$85,234	125,341	$1,523,175
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,590	$38,763	133,525	$1,637,325	52,050	$794,820	360,416	$4,321,302
Reinvested dividends	84,303	1,255,277	15,216	212,269	286,235	4,262,043	46,791	652,736
Shares redeemed	(294,751)	(4,363,813)	(220,531)	(2,860,108)	(952,971)	(14,120,103)	(758,439)	(9,842,598)
Net increase (decrease)	(207,858)	$(3,069,773)	(71,790)	$(1,010,514)	(614,686)	$(9,063,240)	(351,232)	$(4,868,560)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	1,378,001	$20,476,278	1,177,466	$14,662,382
Reinvested dividends	799,779	11,860,729	104,420	1,451,437
Shares redeemed	(1,214,189)	(18,025,352)	(1,288,871)	(16,437,490)
Net increase (decrease)	963,591	$14,311,655	(6,985)	$(323,671)

	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,783,451	$53,546,253	365,871	$10,236,550	122,808	$2,884,854	35,209	$922,499
Reinvested dividends	2,632,624	76,977,920	1,231,361	35,426,255	323,660	8,894,168	160,725	4,402,268
Shares redeemed	(2,067,335)	(64,280,291)	(4,478,013)	(124,140,165)	(340,431)	(10,068,982)	(456,533)	(12,030,997)
Net increase (decrease)	2,348,740	$66,243,882	(2,880,781)	$(78,477,360)	106,037	$1,710,040	(260,599)	$(6,706,230)
	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	103,273	$2,363,326	41,711	$1,065,509
Reinvested dividends	267,851	7,071,256	136,257	3,617,611
Shares redeemed	(332,425)	(9,579,444)	(377,551)	(9,624,318)
Net increase (decrease)	38,699	$(144,862)	(199,583)	$(4,941,198)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,463,358	$77,927,487	503,180	$9,349,565	20,214	$312,381	74,876	$1,251,372
Reinvested dividends	7,161,976	121,538,733	3,236,163	59,901,369	604,137	9,829,305	273,069	4,904,322
Shares redeemed	(4,377,598)	(83,177,050)	(11,055,234)	(194,609,631)	(341,230)	(6,205,419)	(366,429)	(6,537,900)
Net increase (decrease)	7,247,736	$116,289,170	(7,315,891)	$(125,358,697)	283,121	$3,936,267	(18,484)	$(382,206)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	71,440	$1,054,518	53,467	$917,971
Reinvested dividends	321,382	5,119,610	147,976	2,616,217
Shares redeemed	(203,592)	(3,706,399)	(209,246)	(3,593,283)
Net increase (decrease)	189,230	$2,467,729	(7,803)	$(59,095)
	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,656,830	$79,997,273	2,850,743	$39,175,079	28,592	$498,175	104,627	$1,571,856
Reinvested dividends	3,314,634	55,486,967	3,323,499	51,381,298	102,054	1,706,337	101,254	1,564,372
Shares redeemed	(11,515,868)	(200,343,113)	(7,134,845)	(105,989,097)	(247,428)	(4,290,095)	(213,060)	(3,147,324)
Net increase (decrease)	(3,544,404)	$(64,858,873)	(960,603)	$(15,432,720)	(116,782)	$(2,085,583)	(7,179)	$(11,096)

	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	22,498	$389,522	25,930	$362,614
Reinvested dividends	48,744	815,483	49,274	761,776
Shares redeemed	(138,821)	(2,414,462)	(148,222)	(2,207,587)
Net increase (decrease)	(67,579)	$(1,209,457)	(73,018)	$(1,083,197)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	740,136	$19,188,225	63,986	$1,539,684	31,214	$578,514	24,633	$495,413
Reinvested dividends	2,858,658	56,944,459	885,950	22,866,374	448,098	8,110,581	125,841	3,037,793
Shares redeemed	(1,740,839)	(42,397,237)	(2,888,505)	(64,908,710)	(159,889)	(3,456,517)	(188,443)	(4,237,142)
Net increase (decrease)	1,857,955	$33,735,447	(1,938,569)	$(40,502,652)	319,423	$5,232,578	(37,969)	$(703,936)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	28,496	$511,637	12,884	$288,360
Reinvested dividends	293,665	5,012,863	81,163	1,882,160
Shares redeemed	(104,529)	(2,288,949)	(143,223)	(3,076,996)
Net increase (decrease)	217,632	$3,235,551	(49,176)	$(906,476)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	790,428	$15,491,961	745,573	$11,166,595	18,515	$353,688	44,082	$701,396
Reinvested dividends	576,586	11,231,892	533,997	9,222,131	63,349	1,230,243	53,351	918,697
Shares redeemed	(2,744,773)	(53,920,052)	(2,317,768)	(36,048,939)	(205,972)	(4,045,882)	(184,890)	(2,927,676)
Net increase (decrease)	(1,377,759)	$(27,196,199)	(1,038,198)	$(15,660,213)	(124,108)	$(2,461,951)	(87,457)	$(1,307,583)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	16,550	$324,631	22,895	$357,413
Reinvested dividends	38,166	740,037	32,883	565,258
Shares redeemed	(140,180)	(2,749,735)	(150,327)	(2,329,692)
Net increase (decrease)	(85,464)	$(1,685,067)	(94,549)	$(1,407,021)

	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,672,188	$25,908,690	257,631	$3,397,607	26,401	$392,050	48,844	$634,397
Reinvested dividends	1,807,740	25,904,912	1,877,237	26,750,632	145,721	2,008,034	144,294	1,986,928
Shares redeemed	(3,408,159)	(51,848,712)	(2,931,243)	(39,921,397)	(201,426)	(2,942,868)	(174,707)	(2,273,193)
Net increase (decrease)	71,769	$(35,110)	(796,375)	$(9,773,158)	(29,304)	$(542,784)	18,431	$348,132
	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	20,874	$286,004	22,672	$268,047
Reinvested dividends	96,088	1,290,455	95,474	1,286,032
Shares redeemed	(134,991)	(1,917,999)	(138,616)	(1,713,851)
Net increase (decrease)	(18,029)	$(341,540)	(20,470)	$(159,772)
	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,940,411	$40,574,157	3,266,009	$25,969,336	36,341	$368,304	164,328	$1,554,990
Reinvested dividends	2,317,598	22,944,222	1,113,874	10,993,940	113,707	1,129,111	52,889	523,599
Shares redeemed	(5,948,235)	(61,266,733)	(7,472,956)	(67,556,042)	(268,402)	(2,760,193)	(226,335)	(2,004,865)
Net increase (decrease)	309,774	$2,251,646	(3,093,073)	$(30,592,766)	(118,354)	$(1,262,778)	(9,118)	$73,724
	SA Multi-Managed International Equity Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	32,216	$327,158	24,998	$215,523
Reinvested dividends	76,570	757,274	37,080	365,979
Shares redeemed	(229,560)	(2,338,559)	(193,696)	(1,673,853)
Net increase (decrease)	(120,774)	$(1,254,127)	(131,618)	$(1,092,351)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,443,315	$101,504,946	14,213,580	$176,265,282	147,204	$1,714,786	195,262	$2,428,892
Reinvested dividends	3,383,463	39,214,342	3,499,477	42,518,644	61,911	717,545	76,116	924,053
Shares redeemed	(11,572,351)	(137,308,042)	(10,062,287)	(125,394,281)	(316,157)	(3,727,162)	(195,852)	(2,425,134)
Net increase (decrease)	254,427	$3,411,246	7,650,770	$93,389,645	(107,042)	$(1,294,831)	75,526	$927,811

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	69,295	$818,414	71,661	$890,130
Reinvested dividends	34,035	392,420	43,134	521,061
Shares redeemed	(192,056)	(2,257,087)	(162,202)	(2,011,097)
Net increase (decrease)	(88,726)	$(1,046,253)	(47,407)	$(599,906)
	SA American Century Inflation Protection Portfolio
	Class 1				Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,280,957	$54,319,930	2,649,051	$26,741,582	5,826,763	$59,584,627	7,688,635	$78,258,689
Reinvested dividends	622,937	6,410,018	814,383	8,208,980	1,030,804	10,493,586	1,320,565	13,205,653
Shares redeemed	(3,807,972)	(39,412,627)	(5,170,947)	(52,196,756)	(5,069,900)	(51,713,530)	(3,131,104)	(31,600,958)
Net increase (decrease)	2,095,922	$21,317,321	(1,707,513)	$(17,246,194)	1,787,667	$18,364,683	5,878,096	$59,863,384
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,027,228	$24,170,191	2,711,377	$48,627,525	25,601	$595,139	29,264	$521,979
Reinvested dividends	1,230,040	27,577,492	1,066,699	22,528,690	52,985	1,191,632	44,733	947,444
Shares redeemed	(2,549,933)	(59,889,700)	(2,350,187)	(46,337,404)	(99,095)	(2,323,136)	(89,134)	(1,705,561)
Net increase (decrease)	(292,665)	$(8,142,017)	1,427,889	$24,818,811	(20,509)	$(536,365)	(15,137)	$(236,138)
	SA Columbia Focused Value Portfolio
	Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	18,015	$423,029	15,752	$310,485
Reinvested dividends	34,221	769,975	30,057	636,918
Shares redeemed	(94,858)	(2,229,423)	(80,862)	(1,586,055)
Net increase (decrease)	(42,622)	$(1,036,419)	(35,053)	$(638,652)
	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	320,610	$5,547,726	4,195	$61,331	4,732,951	$81,907,591	3,707,165	$57,384,754
Reinvested dividends	2,570	44,432	650	10,542	1,260,415	21,666,527	838,513	13,533,599
Shares redeemed	(3,816)	(67,525)	(2,550)	(38,054)	(1,005,580)	(17,213,011)	(1,437,651)	(21,382,389)
Net increase (decrease)	319,364	$5,524,633	2,295	$33,819	4,987,786	$86,361,107	3,108,027	$49,535,964

	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	96	$1,156	132	$1,518	3,278,750	$40,514,936	2,762,550	$31,062,352
Reinvested dividends	1,654	20,019	810	9,580	3,325,605	40,140,056	1,684,533	19,860,649
Shares redeemed	(545)	(6,706)	(592)	(6,630)	(4,661,951)	(57,459,299)	(4,638,613)	(51,198,402)
Net increase (decrease)	1,205	$14,469	350	$4,468	1,942,404	$23,195,693	(191,530)	$(275,401)
	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,109	$26,928	—	$—	1,779,356	$21,535,012	1,574,153	$17,578,120
Reinvested dividends	889	10,610	363	4,287	1,937,032	23,050,684	1,006,212	11,822,993
Shares redeemed	(222)	(2,712)	(175)	(1,955)	(2,759,738)	(33,553,889)	(3,051,081)	(33,979,196)
Net increase (decrease)	2,776	$34,826	188	$2,332	956,650	$11,031,807	(470,716)	$(4,578,083)
	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the year ended March 31, 2022		For the year ended March 31, 2021		For the year ended March 31, 2022		For the year ended March 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,477	$39,151	8,666	$91,683	3,124,289	$34,608,806	2,576,933	$27,168,172
Reinvested dividends	681	7,505	1,238	13,212	1,004,584	11,080,561	1,080,963	11,533,876
Shares redeemed	(134)	(1,489)	(13,081)	(139,788)	(2,404,572)	(26,839,789)	(2,293,857)	(23,928,787)
Net increase (decrease)	4,024	$45,167	(3,177)	$(34,893)	1,724,301	$18,849,578	1,364,039	$14,773,261

Note 8.  Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust and SunAmerica Series Trust and securities issued by American International Group, Inc.("AIG") or an affiliate thereof. For the year ended March 31, 2022, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
American International Group, Inc.	$16,986	$—	$648,049	$57,187	$224,782	$1,621	$212,914	$694,989

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$227,092	$490,313	$7,128,811	$2,328,229	$554,348	$84,637	$172,967	$9,160,296
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	197,889	270,301	9,003,628	3,568,923	220,888	(6,059)	(1,040,922)	11,304,682
SA Multi-Managed International Equity Portfolio, Class 1	325,270	1,065,667	16,487,842	7,640,946	420,131	4,307	(1,878,960)	21,834,004

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
SA Multi-Managed Large Cap Growth Portfolio, Class 1	$—	$5,705,732	$19,039,736	$11,201,239	$1,450,670	$283,254	$(6,148,015)	$22,925,544
SA Multi-Managed Large Cap Value Portfolio, Class 1	404,756	1,284,296	22,469,710	6,317,231	7,414,158	302,179	857,999	22,532,961
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	865,393	2,450,139	1,470,816	329,276	22,517	(1,076,634)	2,537,562
SA Multi-Managed Mid Cap Value Portfolio, Class 1	51,702	249,130	5,180,864	1,656,880	933,712	158,814	152,709	6,215,555
SA Multi-Managed Small Cap Portfolio, Class 1	10,281	602,343	4,428,361	1,640,279	190,046	10,536	(629,160)	5,259,970
SA American Century Inflation Protection Portfolio, Class 1	—	42,439	570,338	1,791,117	36,447	1,683	3,445	2,330,136
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	1,681,422	6,094,996	5,486,744	168,230	19,175	(2,082,717)	9,349,968
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,185,856	11,864,967	5,931,392	1,297,735	399,468	(353,865)	16,544,227
SA AB Small & Mid Cap Value Portfolio, Class 1	20,445	20,030	3,379,144	674,915	866,236	420,453	(243,990)	3,364,286
SA DFA Ultra Short Bond Portfolio, Class 1	38	—	84,232	38	10,000	(172)	(1,192)	72,906
SA Emerging Market Equity Index, Class 1	38,536	—	5,100,552	876,769	1,761,246	262,947	(850,685)	3,628,337
SA Federated Hermes Corporate Bond Portfolio, Class 1	324,711	29,776	7,870,432	4,456,243	210,331	4,105	(787,236)	11,333,213
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	77,791	—	2,449,505	3,084,044	97,739	12,936	656,496	6,105,242
SA Fidelity Institutional International Growth Portfolio, Class 1	3,076	864,775	8,116,994	5,256,339	254,919	53,699	(1,447,300)	11,724,813
SA Fixed Income Index Portfolio, Class 1	238,083	134,079	7,269,629	5,341,981	222,534	17,106	(920,120)	11,486,062
SA Fixed Income Intermediate Index Portfolio, Class 1	105,943	10,192	4,575,307	4,471,964	161,793	2,275	(474,329)	8,413,424
SA Franklin Small Company Value Portfolio, Class 1	34,811	171,984	4,284,966	908,799	1,620,276	256,433	(440,475)	3,389,447
SA Franklin US Equity Small Beta Portfolio, Class 1	2,290	—	3,037,771	727,103	81,134	21,508	377,866	4,083,114
SA International Index Portfolio, Class 1	66,913	11,186	4,100,875	1,094,677	396,804	45,938	(195,244)	4,649,442
SA Invesco Growth Opportunities Portfolio, Class 1	—	550,414	3,633,536	2,334,094	568,634	160,617	(1,513,892)	4,045,721
SA Janus Focused Growth Portfolio, Class 1	—	867,530	6,306,526	4,375,192	225,051	97,949	(666,430)	9,888,186
SA JPMorgan Emerging Markets Portfolio, Class 1	110,958	—	5,635,256	1,425,161	126,886	38,982	(1,102,490)	5,870,023

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
SA JPMorgan Equity-Income Portfolio, Class 1	$358,669	$638,619	$16,652,032	$4,785,731	$2,659,962	$375,947	$1,208,172	$20,361,920
SA JPMorgan MFS Core Bond Portfolio, Class 1	247,749	83,419	7,566,966	4,252,967	195,623	5,250	(735,003)	10,894,557
SA JPMorgan Mid Cap Growth Portfolio, Class 1#	—	921,274	4,311,980	5,562,958	536,375	172,397	(1,611,258)	7,899,702
SA Large Cap Growth Index Portfolio, Class 1	42,131	378,035	5,641,298	2,946,676	532,444	239,846	318,386	8,613,762
SA Large Cap Index Portfolio, Class 1	292,890	372,464	19,641,376	5,043,456	4,693,931	1,724,149	445,946	22,160,996
SA Large Cap Value Index Portfolio, Class 1	194,572	103,932	7,053,837	1,927,935	1,381,454	332,858	309,178	8,242,354
SA Legg Mason BW Large Cap Value Portfolio, Class 1	290,153	108,135	13,825,066	3,522,484	961,011	56,288	1,477,824	17,920,651
SA MFS Blue Chip Growth, Class 1	17,442	910,803	6,704,000	3,127,345	484,920	145,770	(223,337)	9,268,858
SA Mid Cap Index Portfolio, Class 1	26,093	158,648	3,125,799	871,407	107,390	28,085	(91,150)	3,826,751
SA Morgan Stanley International Equities Portfolio, Class 1	182,909	—	12,323,948	3,678,456	292,022	18,354	(804,784)	14,923,952
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	90,075	615,464	11,388,632	3,375,900	412,071	74,259	503,498	14,930,218
SA PIMCO RAE International Value, Class 1	141,665	40,615	5,330,340	1,479,833	106,242	9,681	(291,657)	6,421,955
SA PineBridge High-Yield Bond Portfolio, Class 1	234,364	—	8,341,316	2,329,736	5,496,415	596,501	(722,637)	5,048,501
SA Putnam International Growth and Income Portfolio, Class 1	316,752	—	12,960,165	3,751,099	298,578	13,236	(31,762)	16,394,160
SA Small Cap Index Portfolio, Class 1	15,752	104,241	3,186,656	842,465	150,095	54,621	(410,169)	3,523,478
SA Wellington Government & Quality Bond Portfolio, Class 1*	187,247	184,751	8,996,533	3,749,029	228,376	(9,123)	(945,965)	11,562,098
SA WellsCap Aggressive Growth Portfolio, Class 1#	—	651,052	2,613,667	1,279,627	3,370,399	10,876	(533,771)	—
	$4,879,048	$21,374,310	$320,227,728	$136,588,219	$41,526,532	$6,524,282	$(21,770,663)	$400,043,034

†  Includes reinvestment of distributions paid.

*  Effective November 8, 2021, all of the assets and liabilities of the Anchor Series Trust — SA Wellington Government & Quality Bond Portfolio (the "Predecessor Fund") were transferred in a tax-free exchange for shares of the SunAmerica Series Trust — SA Wellington Government & Quality Bond Portfolio (the "Surviving Fund"). The Surviving Fund inherited the performance and financial history of the Predecessor Fund.

#  Effective November 8, 2021, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio (the "Predecessor Fund") were transferred in a tax-free exchange for shares of the SA JPMorgan Mid Cap Growth Portfolio (the "Surviving Fund"). The exchange, valued at $3,343,786 is included in Cost of Purchases on the Surviving Fund and Proceeds from Sales on the Predecessor Fund.

SA Allocation Moderate Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$267,050	$576,588	$9,725,618	$1,241,594	$681,036	$117,183	$250,540	$10,653,899
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	793,278	1,083,557	42,752,417	6,924,542	3,239,514	51,162	(3,998,375)	42,490,232
SA Multi-Managed International Equity Portfolio, Class 1	355,326	1,164,139	21,322,433	4,505,521	1,666,038	452,991	(2,246,665)	22,368,242
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	6,501,875	25,468,577	8,445,364	3,317,598	828,434	(6,987,780)	24,436,997
SA Multi-Managed Large Cap Value Portfolio, Class 1	471,460	1,495,947	31,752,349	2,964,562	12,378,408	248,519	1,351,370	23,938,392
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	1,155,402	3,850,529	1,296,846	821,042	98,458	(1,441,860)	2,982,931
SA Multi-Managed Mid Cap Value Portfolio, Class 1	45,880	221,078	5,817,737	1,000,472	1,661,047	201,198	132,157	5,490,517
SA Multi-Managed Small Cap Portfolio, Class 1	10,746	629,581	6,239,212	837,350	1,308,317	302,591	(904,579)	5,166,257
SA American Century Inflation Protection Portfolio, Class 1	—	42,296	1,672,084	682,992	136,720	6,481	22,249	2,247,086
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	2,007,078	8,530,903	5,011,430	713,072	117,960	(2,353,557)	10,593,664
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,444,949	16,657,570	4,136,289	2,628,847	973,255	(582,623)	18,555,644
SA AB Small & Mid Cap Value Portfolio, Class 1	28,906	28,319	5,600,447	221,555	1,713,550	831,706	(523,032)	4,417,126
SA DFA Ultra Short Bond Portfolio, Class 1	81	—	168,055	81	10,000	(171)	(2,712)	155,253
SA Emerging Market Equity Index, Class 1	38,526	—	6,779,045	199,710	2,952,760	376,069	(985,971)	3,416,093
SA Federated Corporate Bond Portfolio, Class 1	496,711	45,548	13,687,489	5,356,549	1,161,585	98,698	(1,178,293)	16,802,858
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	95,037	—	3,559,396	2,889,914	413,903	50,296	837,911	6,923,614
SA Fidelity Institutional International Growth Portfolio, Class 1	3,552	998,590	10,500,154	4,323,042	1,036,707	256,907	(1,687,134)	12,356,262
SA Fixed Income Index Portfolio, Class 1	423,961	238,758	18,744,324	2,988,111	1,465,495	117,891	(1,517,579)	18,867,252
SA Fixed Income Intermediate Index Portfolio, Class 1	223,786	21,529	16,293,308	2,223,014	1,234,101	85,553	(986,028)	16,381,746
SA Franklin Small Company Value Portfolio, Class 1	40,528	200,230	6,022,345	394,581	2,544,500	310,323	(519,061)	3,663,688

SA Allocation Moderate Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
SA Franklin US Equity Small Beta Portfolio, Class 1	$3,023	$—	$4,658,241	$169,755	$397,808	$100,725	$476,890	$5,007,803
SA International Index Portfolio, Class 1	74,515	12,457	5,298,234	279,046	1,132,178	83,256	(209,430)	4,318,928
SA Invesco Growth Opportunities Portfolio, Class 1	—	629,777	4,805,782	1,970,964	1,080,719	253,029	(1,707,511)	4,241,545
SA Janus Focused Growth Portfolio, Class 1	—	1,088,678	8,652,677	4,194,631	834,980	368,300	(968,215)	11,412,413
SA JPMorgan Emerging Markets Portfolio, Class 1	128,173	—	7,619,652	400,996	578,839	177,244	(1,360,593)	6,258,460
SA JPMorgan Equity-Income Portfolio, Class 1	420,607	748,900	22,604,461	1,968,620	4,038,046	593,863	1,482,231	22,611,129
SA JPMorgan MFS Core Bond Portfolio, Class 1	870,575	293,129	32,024,146	4,983,951	2,394,548	59,284	(2,399,590)	32,273,243
SA JPMorgan Mid Cap Growth Portfolio, Class 1#	—	1,075,900	5,969,014	5,197,079	1,297,386	453,816	(1,828,713)	8,493,810
SA Large Cap Growth Index Portfolio, Class 1	50,756	455,426	7,909,697	1,844,938	1,309,759	578,129	234,862	9,257,867
SA Large Cap Index Portfolio, Class 1	330,893	420,792	25,559,370	1,637,613	7,370,953	2,791,048	(56,938)	22,560,140
SA Large Cap Value Index Portfolio, Class 1	257,814	137,713	10,844,694	780,151	1,991,594	470,291	439,033	10,542,575
SA Legg Mason BW Large Cap Value Portfolio, Class 1	359,971	134,155	19,857,018	1,191,026	2,454,135	137,079	1,916,056	20,647,044
SA MFS Blue Chip Growth, Class 1	21,203	1,107,244	9,512,995	2,015,783	1,259,667	387,036	(311,542)	10,344,605
SA Mid Cap Index Portfolio, Class 1	29,069	176,738	4,364,307	352,923	739,242	232,271	(256,510)	3,953,749
SA Morgan Stanley International Equities Portfolio, Class 1	199,809	—	15,840,202	1,038,275	1,156,969	84,469	(759,652)	15,046,325
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	109,147	745,780	16,222,943	1,443,394	1,776,969	299,392	623,408	16,812,168
SA PIMCO RAE International Value, Class 1	151,204	43,350	6,561,194	571,168	437,090	43,347	(313,053)	6,425,566
SA PineBridge High-Yield Bond Portfolio, Class 1	528,644	—	10,128,440	1,872,996	773,052	48,053	(575,785)	10,700,652
SA Putnam International Growth and Income Portfolio, Class 1	364,035	—	17,066,484	1,601,539	1,323,383	61,247	60,717	17,466,604
SA Small Cap Index Portfolio, Class 1	18,906	125,116	4,611,916	292,006	586,902	153,459	(558,226)	3,912,253
SA Wellington Government & Quality Bond Portfolio, Class 1*	570,479	562,877	31,827,365	5,099,135	2,429,636	21,228	(2,692,034)	31,826,058
SA WellsCap Aggressive Growth Portfolio, Class 1#	—	789,798	3,668,388	1,162,621	4,027,173	66,719	(870,555)	—
	$7,783,651	$26,403,294	$530,751,212	$95,712,129	$80,475,268	$12,988,789	$(32,956,172)	$526,020,690

†  Includes reinvestment of distributions paid.

*  Effective November 8, 2021, all of the assets and liabilities of the Anchor Series Trust — SA Wellington Government & Quality Bond Portfolio (the "Predecessor Fund") were transferred in a tax-free exchange for shares of the SunAmerica Series Trust — SA Wellington Government & Quality Bond Portfolio (the "Surviving Fund"). The Surviving Fund inherited the performance and financial history of the Predecessor Fund.

#  Effective November 8, 2021, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio (the "Predecessor Fund") were transferred in a tax-free exchange for shares of the SA JPMorgan Mid Cap Growth Portfolio (the "Surviving Fund"). The exchange, valued at $3,859,622 is included in Cost of Purchases on the Surviving Fund and Proceeds from Sales on the Predecessor Fund.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$99,172	$214,121	$3,598,381	$540,096	$314,491	$54,244	$83,396	$3,961,626
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	672,060	917,982	36,786,901	5,976,584	3,375,854	56,866	(3,393,236)	36,051,261
SA Multi-Managed International Equity Portfolio, Class 1	174,008	570,096	10,623,977	2,545,671	1,323,684	292,444	(1,164,987)	10,973,421
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	3,427,310	13,740,833	4,070,347	2,213,276	493,906	(3,753,439)	12,338,371
SA Multi-Managed Large Cap Value Portfolio, Class 1	256,406	813,579	18,287,594	1,751,914	8,358,455	203,298	792,645	12,676,996
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	461,534	1,559,047	536,703	151,249	30,618	(572,158)	1,402,961
SA Multi-Managed Mid Cap Value Portfolio, Class 1	24,028	115,783	3,193,839	258,298	1,037,681	162,861	26,383	2,603,700
SA Multi-Managed Small Cap Portfolio, Class 1	5,358	313,928	3,251,573	1,029,702	831,842	66,612	(393,400)	3,122,645
SA American Century Inflation Protection Portfolio, Class 1	—	76,326	3,090,534	378,464	283,342	25,430	32,032	3,243,118
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	1,192,751	4,987,897	3,074,702	712,653	128,950	(1,519,249)	5,959,647
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	776,866	8,709,015	2,438,772	1,530,113	575,660	(428,076)	9,765,258
SA AB Small & Mid Cap Value Portfolio, Class 1	14,090	13,803	2,847,269	129,435	980,830	476,022	(318,051)	2,153,845
SA DFA Ultra Short Bond Portfolio, Class 1	42	—	112,720	42	29,999	(516)	(1,040)	81,207
SA Emerging Market Equity Index, Class 1	12,372	—	3,001,798	77,423	1,753,066	244,799	(471,800)	1,099,154
SA Federated Corporate Bond Portfolio, Class 1	267,695	24,547	7,258,727	2,275,805	771,439	64,276	(660,129)	8,167,240
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	49,779	—	1,881,494	1,540,048	264,038	33,265	437,083	3,627,852
SA Fidelity Institutional International Growth Portfolio, Class 1	1,654	464,966	4,643,128	2,330,584	529,872	130,176	(809,305)	5,764,711

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
SA Fixed Income Index Portfolio, Class 1	$295,682	$166,516	$13,307,633	$2,081,203	$1,257,117	$97,644	$(1,070,332)	$13,159,031
SA Fixed Income Intermediate Index Portfolio, Class 1	188,572	18,141	13,909,478	1,923,236	1,271,242	86,932	(843,567)	13,804,837
SA Franklin Small Company Value Portfolio, Class 1	16,540	81,719	2,803,639	789,740	1,398,832	167,380	(299,375)	2,062,552
SA Franklin US Equity Small Beta Portfolio, Class 1	1,525	—	2,331,124	114,278	211,874	55,396	235,703	2,524,627
SA International Index Portfolio, Class 1	33,725	5,638	2,411,102	148,519	410,186	38,032	(86,783)	2,100,684
SA Invesco Growth Opportunities Portfolio, Class 1	—	319,557	2,429,678	1,344,642	761,677	223,273	(972,951)	2,262,965
SA Janus Focused Growth Portfolio, Class 1	—	570,650	4,605,498	2,679,979	952,150	411,276	(762,825)	5,981,778
SA JPMorgan Emerging Markets Portfolio, Class 1	58,745	—	3,683,073	213,090	471,913	95,846	(648,354)	2,871,742
SA JPMorgan Equity-Income Portfolio, Class 1	244,797	435,866	13,374,910	1,277,433	3,243,280	483,404	746,268	12,638,735
SA JPMorgan MFS Core Bond Portfolio, Class 1	721,501	242,935	26,795,283	3,880,943	2,431,172	55,284	(1,989,114)	26,311,224
SA JPMorgan Mid Cap Growth Portfolio, Class 1#	—	565,182	3,150,003	2,975,398	863,213	301,671	(1,098,781)	4,465,078
SA Large Cap Growth Index Portfolio, Class 1	27,418	246,017	4,331,126	1,275,409	858,833	372,041	64,553	5,184,296
SA Large Cap Index Portfolio, Class 1	159,126	202,358	12,844,536	905,919	4,013,420	1,553,203	(122,695)	11,167,543
SA Large Cap Value Index Portfolio, Class 1	146,624	78,320	6,241,075	498,413	1,585,982	375,960	150,762	5,680,228
SA Legg Mason BW Large Cap Value Portfolio, Class 1	189,677	70,689	10,615,768	727,847	1,549,487	89,618	1,002,464	10,886,210
SA MFS Blue Chip Growth, Class 1	10,763	562,072	4,757,177	1,315,493	743,752	205,666	(182,930)	5,351,654
SA Mid Cap Index Portfolio, Class 1	18,016	109,537	2,674,294	340,307	546,874	172,020	(186,763)	2,452,984
SA Morgan Stanley International Equities Portfolio, Class 1	89,988	—	7,201,185	508,249	635,621	45,363	(341,262)	6,777,914
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	56,308	384,743	8,481,999	831,930	1,124,495	191,466	295,471	8,676,371
SA PIMCO RAE International Value, Class 1	73,879	21,181	3,162,800	369,186	265,652	25,563	(158,157)	3,133,740
SA PineBridge High-Yield Bond Portfolio, Class 1	274,349	—	5,304,796	2,532,965	511,879	32,053	(378,090)	6,979,845
SA Putnam International Growth and Income Portfolio, Class 1	163,567	—	7,767,897	781,897	762,121	103,387	(43,225)	7,847,835
SA Small Cap Index Portfolio, Class 1	9,677	64,044	2,269,268	171,441	233,624	57,982	(263,760)	2,001,307

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
SA Wellington Government & Quality Bond Portfolio, Class 1*	$450,275	$444,277	$25,543,926	$3,973,636	$2,328,072	$13,368	$(2,111,054)	$25,091,804
SA WellsCap Aggressive Growth Portfolio, Class 1#	—	437,810	2,080,460	610,559	2,329,677	41,557	(402,899)	—
	$4,807,418	$14,410,844	$319,652,455	$61,226,302	$55,224,029	$8,334,296	$(21,581,027)	$312,407,997

†  Includes reinvestment of distributions paid.

*  Effective November 8, 2021, all of the assets and liabilities of the Anchor Series Trust — SA Wellington Government & Quality Bond Portfolio (the "Predecessor Fund") were transferred in a tax-free exchange for shares of the SunAmerica Series Trust — SA Wellington Government & Quality Bond Portfolio (the "Surviving Fund"). The Surviving Fund inherited the performance and financial history of the Predecessor Fund.

#  Effective November 8, 2021, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio (the "Predecessor Fund") were transferred in a tax-free exchange for shares of the SA JPMorgan Mid Cap Growth Portfolio (the "Surviving Fund"). The exchange, valued at $2,224,209 is included in Cost of Purchases on the Surviving Fund and Proceeds from Sales on the Predecessor Fund.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$63,555	$137,221	$2,218,901	$476,719	$170,824	$30,421	$55,551	$2,610,768
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	776,095	1,060,086	42,890,658	8,374,863	4,309,340	145,831	(4,057,790)	43,044,222
SA Multi-Managed International Equity Portfolio, Class 1	94,628	310,025	5,559,809	1,745,162	639,720	77,405	(572,862)	6,169,794
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	2,063,605	8,167,640	2,879,289	1,355,045	427,523	(2,424,090)	7,695,317
SA Multi-Managed Large Cap Value Portfolio, Class 1	145,742	462,440	10,544,799	1,422,742	5,322,615	269,717	302,936	7,217,579
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	303,034	1,017,461	407,987	112,763	36,040	(393,410)	955,315
SA Multi-Managed Mid Cap Value Portfolio, Class 1	15,960	76,905	2,169,018	259,170	774,138	160,953	(32,010)	1,782,993
SA Multi-Managed Small Cap Portfolio, Class 1	3,024	177,152	1,920,252	777,685	667,934	53,826	(239,884)	1,843,945
SA American Century Inflation Protection Portfolio, Class 1	—	140,927	5,562,216	800,016	428,042	25,927	75,417	6,035,534
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	778,650	3,137,190	2,246,490	454,771	93,591	(1,027,601)	3,994,899
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	473,619	5,092,114	1,895,745	748,141	278,343	(235,068)	6,282,993
SA AB Small & Mid Cap Value Portfolio, Class 1	8,923	8,742	1,764,571	154,774	600,533	290,904	(195,088)	1,414,628
SA DFA Ultra Short Bond Portfolio, Class 1	20	—	48,009	20	10,000	(191)	(516)	37,322

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
SA Emerging Market Equity Index, Class 1	$6,385	$—	$1,794,818	$83,617	$1,169,549	$177,154	$(305,127)	$580,913
SA Federated Corporate Bond Portfolio, Class 1	166,384	15,257	4,414,612	1,686,099	385,750	32,757	(420,061)	5,327,657
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	32,995	—	1,094,514	1,244,804	132,043	16,057	270,530	2,493,862
SA Fidelity Institutional International Growth Portfolio, Class 1	1,008	283,279	2,482,727	1,859,585	237,386	83,136	(531,468)	3,656,594
SA Fixed Income Index Portfolio, Class 1	318,528	179,382	13,859,756	3,073,493	1,108,117	103,834	(1,181,808)	14,747,158
SA Fixed Income Intermediate Index Portfolio, Class 1	206,276	19,844	15,016,249	2,700,419	1,166,438	72,423	(919,411)	15,703,242
SA Franklin Small Company Value Portfolio, Class 1	9,030	44,612	1,848,504	542,847	1,103,276	179,670	(256,305)	1,211,440
SA Franklin US Equity Small Beta Portfolio, Class 1	1,111	—	1,816,323	171,660	296,364	70,425	144,894	1,906,938
SA International Index Portfolio, Class 1	18,579	3,106	1,312,624	149,183	216,508	37,829	(67,261)	1,215,867
SA Invesco Growth Opportunities Portfolio, Class 1	—	199,481	1,467,674	1,019,687	544,582	179,696	(651,459)	1,471,016
SA Janus Focused Growth Portfolio, Class 1	—	339,648	2,576,698	1,847,510	448,455	153,909	(390,431)	3,739,231
SA JPMorgan Emerging Markets Portfolio, Class 1	32,969	—	2,244,368	212,857	466,589	68,561	(395,005)	1,664,192
SA JPMorgan Equity-Income Portfolio, Class 1	152,768	272,007	8,284,267	1,221,294	2,191,656	325,979	438,763	8,078,647
SA JPMorgan MFS Core Bond Portfolio, Class 1	867,392	292,057	31,813,638	5,839,168	2,450,216	76,387	(2,465,799)	32,813,178
SA JPMorgan Mid Cap Growth Portfolio, Class 1#	—	329,475	1,799,183	1,970,077	604,082	211,469	(663,745)	2,712,902
SA Large Cap Growth Index Portfolio, Class 1	15,707	140,932	2,354,505	896,938	420,440	182,507	50,340	3,063,850
SA Large Cap Index Portfolio, Class 1	95,106	120,946	7,616,722	905,026	2,578,292	955,982	(112,253)	6,787,185
SA Large Cap Value Index Portfolio, Class 1	88,446	47,244	3,676,123	492,824	968,027	235,016	79,906	3,515,842
SA Legg Mason BW Large Cap Value Portfolio, Class 1	123,465	46,013	6,772,777	815,235	951,874	51,626	650,687	7,338,451
SA MFS Blue Chip Growth, Class 1	7,347	383,651	3,007,795	1,034,373	288,628	77,115	(84,412)	3,746,243
SA Mid Cap Index Portfolio, Class 1	10,834	65,869	1,591,679	291,013	341,923	117,905	(127,070)	1,531,604
SA Morgan Stanley International Equities Portfolio, Class 1	52,567	—	4,109,316	502,379	311,050	26,468	(209,637)	4,117,476
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	33,728	230,459	5,238,366	762,715	904,372	149,660	143,750	5,390,119
SA PIMCO RAE International Value, Class 1	39,234	11,249	1,663,927	261,033	126,364	13,385	(85,127)	1,726,854

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2022
SA PineBridge High-Yield Bond Portfolio, Class 1	$162,422	$—	$3,106,408	$3,060,011	$260,890	$6,740	$(263,243)	$5,649,026
SA Putnam International Growth and Income Portfolio, Class 1	103,946	—	5,010,089	752,474	619,372	57,845	(22,720)	5,178,316
SA Small Cap Index Portfolio, Class 1	6,247	41,341	1,575,318	234,756	338,284	85,270	(213,941)	1,343,119
SA Wellington Government & Quality Bond Portfolio, Class 1*	499,243	492,590	28,395,005	5,230,187	2,203,988	40,269	(2,429,024)	29,032,449
SA WellsCap Aggressive Growth Portfolio, Class 1#	—	282,815	1,331,659	409,667	1,492,216	28,758	(277,868)	—
	$4,159,664	$9,833,663	$257,368,282	$60,711,593	$39,920,597	$5,708,122	$(19,038,720)	$264,828,680

†  Includes reinvestment of distributions paid.

*  Effective November 8, 2021, all of the assets and liabilities of the Anchor Series Trust — SA Wellington Government & Quality Bond Portfolio (the "Predecessor Fund") were transferred in a tax-free exchange for shares of the SunAmerica Series Trust — SA Wellington Government & Quality Bond Portfolio (the "Surviving Fund"). The Surviving Fund inherited the performance and financial history of the Predecessor Fund.

#  Effective November 8, 2021, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio (the "Predecessor Fund") were transferred in a tax-free exchange for shares of the SA JPMorgan Mid Cap Growth Portfolio (the "Surviving Fund"). The exchange, valued at $1,419,957 is included in Cost of Purchases on the Surviving Fund and Proceeds from Sales on the Predecessor Fund.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolios' net assets.

At March 31, 2022, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth	1.81%	98.19%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth	0.60	99.40	—	—	—	—	—	—
SA Multi-Managed Income/Equity	0.56	99.44	—	—	—	—	—	—
SA Multi-Managed Income	0.90	99.10	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	4.27	95.73	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	0.20	19.58	0.95	2.22	2.52	1.42	66.57	6.54
SA Multi-Managed Large Cap Growth	0.08	11.60	1.52	4.54	4.84	2.44	36.48	38.50
SA Multi-Managed Large Cap Value	0.03	5.00	0.93	2.91	3.09	1.64	45.77	40.63
SA Multi-Managed Mid Cap Growth	0.38	20.74	0.46	1.21	1.43	0.67	38.94	36.17
SA Multi-Managed Mid Cap Value	0.11	15.89	0.74	2.57	2.27	1.08	54.39	22.95
SA Multi-Managed Small Cap	0.18	11.76	0.80	2.27	2.23	1.35	33.09	48.32
SA Multi-Managed International Equity	0.17	7.92	1.71	6.05	6.20	3.04	47.48	27.43
SA Multi-Managed Diversified Fixed Income	0.05	3.09	4.80	1.26	4.74	4.02	60.88	21.16
SA American Century Inflation Protection Portfolio	3.46	57.64	0.84	0.33	0.31	0.45	25.70	11.27
SA Columbia Focused Value	0.09	6.55	0.72	2.52	2.93	1.09	59.03	27.07
SA Allocation Growth	6.47	93.53	—	—	—	—	—	—

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Allocation Moderate Growth	6.94%	93.06%	—%	—%	—%	—%	—%	—%
SA Allocation Moderate	7.23	92.77	—	—	—	—	—	—
SA Allocation Balanced	8.00	92.00	—	—	—	—	—	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfolio purchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000.

For the year ended March 31, 2022, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Growth	2	$32	$400,000	1.45%
SA Multi-Managed Moderate Growth	6	50	208,333	1.45
SA Multi-Managed Income/Equity	2	31	387,500	1.43
SA Multi-Managed Income	5	50	250,000	1.45
SA Putnam Asset Allocation Diversified Growth	6	151	629,167	1.49
SA Multi-Managed Large Cap Growth	40	535	348,125	1.45
SA Multi-Managed Large Cap Value	94	1,643	435,904	1.44

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Mid Cap Growth	10	$111	$275,000	1.46%
SA Multi-Managed Mid Cap Value	47	542	287,766	1.44
SA Multi-Managed Small Cap	26	289	278,077	1.43
SA Multi-Managed International Equity	45	352	191,667	1.48
SA Multi-Managed Diversified Fixed Income	4	303	1,906,250	1.43
SA American Century Inflation Protection	3	43	366,667	1.42
SA Columbia Focused Value	3	34	283,333	1.43

As of March 31, 2022, SA Multi-Managed International Equity had an outstanding borrowing balance of $675,000.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2022, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
SA T. Rowe Price Growth Stock	$523,227	$208,659	$39,418
SA Multi-Managed Mid Cap Growth	115,694	—	—
SA Multi-Managed Mid Cap Value	62,534	8,071	(2,159)

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2022, none of the Portfolios participated in this program.

Note 13.  Other Matters: The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios' investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the "Invasion"). The extent and duration of Russia's military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities, including those in their portfolios. In addition, certain index providers have removed Russian securities from their indices. Accordingly, any portfolio repositioning in light of these changes may result in increased transaction costs and higher tracking error, including as a measure of risk against a Portfolio's benchmark index. It is unknown when, or if, sanctions may be lifted or a Portfolio's ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio's performance and the value and liquidity of an investment in the Portfolio. Information related to each Portfolio's investments in Russian securities as of March 31,2022 is presented within the Portfolio of Investments.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Multi-Managed Growth Portfolio Class 1
03/31/18	$16.48	$0.07	$1.81	$1.88	$(0.09)	$(1.25)	$(1.34)	$17.02	11.45%	$9,976	1.23%	0.41%	51%
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.25	0.54	55
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.31	0.06	97
03/31/21	13.95	(0.06)	9.41	9.35	—	(2.86)	(2.86)	20.44	66.89	11,451	1.27	(0.30)	74
03/31/22	20.44	(0.07)	(2.11)	(2.18)	—	(5.06)	(5.06)	13.20	(15.34)	9,640	1.27	(0.38)	68
SA Multi-Managed Growth Portfolio Class 2
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	0.26	51
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40	0.39	55
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.45	(0.09)	97
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.42	(0.45)	74
03/31/22	20.40	(0.10)	(2.10)	(2.20)	—	(5.06)	(5.06)	13.14	(15.47)	17,429	1.42	(0.53)	68
SA Multi-Managed Growth Portfolio Class 3
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	0.16	51
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50	0.29	55
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.56	(0.19)	97
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.52	(0.55)	74
03/31/22	20.32	(0.12)	(2.08)	(2.20)	—	(5.06)	(5.06)	13.06	(15.56)	17,232	1.52	(0.63)	68

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.04%	0.07%	0.07%	0.07%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.04	0.07	0.07	0.07
SA Multi-Managed Growth Portfolio Class 3	0.00	0.04	0.07	0.07	0.07

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/18	$12.53	$0.11	$1.05	$1.16	$(0.13)	$(0.66)	$(0.79)	$12.90	9.25%	$9,450	1.08%	0.84%	54%
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.08	1.04	53
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.12	0.66	84
03/31/21	11.17	0.02	5.90	5.92	(0.11)	(1.67)	(1.78)	15.31	52.85	10,509	1.10	0.16	70
03/31/22	15.31	0.02	(1.48)	(1.46)	(0.03)	(3.08)	(3.11)	10.74	(12.79)	8,781	1.09	0.16	60
SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	0.69	54
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23	0.89	53
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.27	0.50	84
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.25	0.02	70
03/31/22	15.28	0.00	(1.47)	(1.47)	(0.01)	(3.08)	(3.09)	10.72	(12.88)	39,047	1.24	0.01	60
SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	0.59	54
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33	0.78	53
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.37	0.41	84
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.35	(0.08)	70
03/31/22	15.26	(0.01)	(1.47)	(1.48)	—	(3.08)	(3.08)	10.70	(12.94)	29,444	1.34	(0.09)	60

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%	0.05%	0.05%	0.05%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03	0.05	0.05	0.05
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03	0.05	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Income/Equity Portfolio Class 1
03/31/18	$10.99	$0.16	$0.58	$0.74	$(0.19)	$(0.35)	$(0.54)	$11.19	6.70%	$8,614	1.08	%(1)	1.40	%(1)	62%
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.10	(1)(2)	1.71	(1)(2)	51
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.15	(1)(2)	1.22	(1)(2)	77
03/31/21	10.77	0.07	3.10	3.17	(0.19)	(1.33)	(1.52)	12.42	28.99	7,846	1.15	(2)	0.55	(2)	60
03/31/22	12.42	0.08	(1.31)	(1.23)	(0.09)	(1.86)	(1.95)	9.24	(12.13)	6,075	1.15	(2)	0.64	(2)	47
SA Multi-Managed Income/Equity Portfolio Class 2
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23	(1)	1.25	(1)	62
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25	(1)(2)	1.56	(1)(2)	51
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.30	(1)(2)	1.07	(1)(2)	77
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.30	(2)	0.40	(2)	60
03/31/22	12.40	0.06	(1.30)	(1.24)	(0.07)	(1.86)	(1.93)	9.23	(12.21)	25,089	1.30	(2)	0.49	(2)	47
SA Multi-Managed Income/Equity Portfolio Class 3
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33	(1)	1.15	(1)	62
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35	(1)(2)	1.46	(1)(2)	51
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.40	(1)(2)	0.97	(1)(2)	77
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.40	(2)	0.30	(2)	60
03/31/22	12.41	0.05	(1.31)	(1.26)	(0.06)	(1.86)	(1.92)	9.23	(12.36)	15,867	1.40	(2)	0.39	(2)	47

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22
Multi-Managed Income/Equity Portfolio Class 1	0.03%	0.04%	0.04%	0.04%
Multi-Managed Income/Equity Portfolio Class 2	0.03	0.04	0.04	0.04
Multi-Managed Income/Equity Portfolio Class 3	0.03	0.04	0.04	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Income Portfolio Class 1
03/31/18	$11.04	$0.20	$0.25	$0.45	$(0.22)	$(0.22)	$(0.44)	$11.05	4.08%	$5,538	1.09	%(1)	1.74	%(1)	62%
03/31/19	11.05	0.23	0.33	0.56	(0.25)	(0.30)	(0.55)	11.06	5.39	5,122	1.14	(1)(2)	2.07	(1)(2)	49
03/31/20	11.06	0.19	0.32	0.51	(0.31)	(0.25)	(0.56)	11.01	4.50	4,271	1.22	(1)(2)	1.67	(1)(2)	63
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.24	(2)	0.90	(2)	48
03/31/22	11.82	0.12	(1.05)	(0.93)	(0.11)	(1.08)	(1.19)	9.70	(8.97)	3,820	1.23	(2)	1.02	(2)	41
SA Multi-Managed Income Portfolio Class 2
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24	(1)	1.59	(1)	62
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29	(1)(2)	1.92	(1)(2)	49
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.37	(1)(2)	1.52	(1)(2)	63
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.39	(2)	0.74	(2)	48
03/31/22	11.81	0.10	(1.05)	(0.95)	(0.09)	(1.08)	(1.17)	9.69	(9.12)	21,200	1.38	(2)	0.87	(2)	41
SA Multi-Managed Income Portfolio Class 3
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34	(1)	1.49	(1)	62
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39	(1)(2)	1.82	(1)(2)	49
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.47	(1)(2)	1.41	(1)(2)	63
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.49	(2)	0.65	(2)	48
03/31/22	11.81	0.09	(1.05)	(0.96)	(0.08)	(1.08)	(1.16)	9.69	(9.21)	12,027	1.48	(2)	0.77	(2)	41

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22
Multi-Managed Income Portfolio Class 1	0.02%	0.03%	0.03%	0.03%
Multi-Managed Income Portfolio Class 2	0.02	0.03	0.03	0.03
Multi-Managed Income Portfolio Class 3	0.02	0.03	0.03	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/18	$11.85	$0.19	$1.29	$1.48	$(0.21)	$(0.97)	$(1.18)	$12.15	12.43%	$15,727	0.96	%(1)	1.49	%(1)	69%
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43 (3)	14,836	0.93	(1)	1.47	(1)	101
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	0.91	(1)	1.68	(1)	66
03/31/21	9.95	0.16	4.41	4.57	(0.18)	—	(0.18)	14.34	45.93	16,639	0.86		1.29		77
03/31/22	14.34	0.15	0.88	1.03	(0.22)	(1.00)	(1.22)	14.15	6.77	13,475	0.85		1.00		102
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11	(1)	1.33	(1)	69
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26 (3)	50,708	1.08	(1)	1.32	(1)	101
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)	42,497	1.06	(1)	1.54	(1)	66
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.01		1.14		77
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62	46,756	1.00		0.85		102
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21	(1)	1.24	(1)	69
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25 (3)	100,587	1.18	(1)	1.23	(1)	101
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.16	(1)	1.42	(1)	66
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.11		1.04		77
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44	151,309	1.10		0.75		102

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.12%	0.15%	0.15%	0.15%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.12	0.15	0.15	0.15
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.12	0.15	0.15	0.15

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/18	$24.79	$0.01	$5.93	$5.94	$—	$(3.42)	$(3.42)	$27.31	24.49%	$333,144	0.87	%(1)	0.02	%(1)	50%
03/31/19	27.31	0.01	2.29	2.30	—	(6.91)	(6.91)	22.70	10.40	328,479	0.88		0.03		30
03/31/20	22.70	(0.04)	(0.71)	(0.75)	—	(2.04)	(2.04)	19.91	(4.34)	301,339	0.89		(0.17)		44
03/31/21	19.91	(0.13)	12.91	12.78	(0.01)	(2.96)	(2.97)	29.72	64.68	364,073	0.87		(0.46)		32
03/31/22	29.72	(0.17)	0.87	0.70	—	(6.53)	(6.53)	23.89	(1.67)	348,810	0.87		(0.58)		30
SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02	(1)	(0.13	)(1)	50
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03		(0.12)		30
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04		(0.32)		44
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02		(0.61)		32
03/31/22	28.28	(0.21)	0.90	0.69	—	(6.53)	(6.53)	22.44	(1.80)	37,603	1.02		(0.73)		30
SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12	(1)	(0.23	)(1)	50
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13		(0.22)		30
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14		(0.42)		44
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12		(0.71)		32
03/31/22	27.40	(0.23)	0.91	0.68	—	(6.53)	(6.53)	21.55	(1.90)	28,813	1.12		(0.83)		30

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/18	$13.69	$0.07	$2.54	$2.61	$(0.08)	$(0.90)	$(0.98)	$15.32	19.23%	$458,603	0.81	%(1)	0.49	%(1)	36%
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.77	(1)(2)	0.44	(1)(2)	45
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.76	(1)(2)	0.23	(1)(2)	69
03/31/21	12.26	(0.02)	8.73	8.71	(0.04)	(2.47)	(2.51)	18.46	71.02	450,154	0.73	(2)	(0.13	)(2)	45
03/31/22	18.46	(0.05)	0.93	0.88	—	(5.08)	(5.08)	14.26	0.39	450,952	0.73	(2)	(0.29	)(2)	42
SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96	(1)	0.34	(1)	36
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92	(1)(2)	0.28	(1)(2)	45
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.91	(1)(2)	0.08	(1)(2)	69
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.88	(2)	(0.28	)(2)	45
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.88	(2)	(0.44	)(2)	42
SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06	(1)	0.24	(1)	36
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02	(1)(2)	0.19	(1)(2)	45
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.01	(1)(2)	(0.02	)(1)(2)	69
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	0.98	(2)	(0.38	)(2)	45
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	0.98	(2)	(0.54	)(2)	42

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%	0.07%	0.08%	0.08%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05	0.07	0.08	0.08
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05	0.07	0.08	0.08

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/18	$17.30	$0.32	$0.92	$1.24	$(0.40)	$(1.42)	$(1.82)	$16.72	6.97%	$825,844	0.78%	1.79%	34%
03/31/19	16.72	0.31	0.30	0.61	(0.34)	(2.01)	(2.35)	14.98	4.25	702,244	0.79	1.92	36
03/31/20	14.98	0.28	(2.16)	(1.88)	(0.40)	(0.90)	(1.30)	11.80	(14.52)	556,173	0.80	1.80	62
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79	1.94	45
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78	1.36	40
SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93	1.63	34
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94	1.78	36
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95	1.64	62
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94	1.79	45
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93	1.21	40
SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03	1.53	34
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04	1.68	36
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05	1.54	62
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04	1.69	45
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03	1.11	40
SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93	(0.03)	45
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94	(0.07)	37
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95	(0.19)	47
03/31/21	15.45	(0.13)	12.47	12.34	—	(2.84)	(2.84)	24.95	79.25	199,683	0.94	(0.56)	65
03/31/22	24.95	(0.13)	(0.16)	(0.29)	—	(7.65)	(7.65)	17.01	(5.65)	167,780	0.94	(0.56)	60
SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08	(0.18)	45
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09	(0.22)	37
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10	(0.34)	47
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09	(0.71)	65
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09	(0.71)	60
SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18	(0.28)	45
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19	(0.32)	37
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20	(0.44)	47
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19	(0.81)	65
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19	(0.81)	60

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/18	$18.09	$0.15	$1.11	$1.26	$(0.24)	$(2.32)	$(2.56)	$16.79	6.82%	$211,203	0.93	%(1)	0.85	%(1)	30%
03/31/19	16.79	0.18	0.04	0.22	(0.16)	(1.15)	(1.31)	15.70	1.65	195,861	0.94		1.08		29
03/31/20	15.70	0.20	(3.54)	(3.34)	(0.22)	(0.88)	(1.10)	11.26	(23.20)	144,314	0.96		1.25		36
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95		0.92		29
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95		0.67		29
SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08	(1)	0.70	(1)	30
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09		0.93		29
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11		1.09		36
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10		0.77		29
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10		0.51		29
SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18	(1)	0.60	(1)	30
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19		0.82		29
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21		0.99		36
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20		0.67		29
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20		0.41		29
SA Multi-Managed Small Cap Portfolio Class 1
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(1)(2)	0.19	(1)(2)	30
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92	(1)(2)	0.19	(1)(2)	41
03/31/20	13.06	0.03	(2.95)	(2.92)	(0.03)	(1.11)	(1.14)	9.00	(24.88)	143,176	0.96	(1)	0.24	(1)	65
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95	(1)	0.26	(1)	55
03/31/22	15.26	0.02	0.13	0.15	(0.03)	(1.84)	(1.87)	13.54	0.33	205,586	0.94	(1)	0.15	(1)	50
SA Multi-Managed Small Cap Portfolio Class 2
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(1)(2)	0.04	(1)(2)	30
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	(1)(2)	0.03	(1)(2)	41
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11	(1)	0.10	(1)	65
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10	(1)	0.11	(1)	55
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09	(1)	0.00	(1)	50
SA Multi-Managed Small Cap Portfolio Class 3
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(1)(2)	(0.06	)(1)(2)	30
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	(1)(2)	(0.07	)(1)(2)	41
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21	(1)	(0.01	)(1)	65
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20	(1)	0.01	(1)	55
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19	(1)	(0.10	)(1)	50

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed Mid Cap Value Class 1	0.00%	—%	—%	—%	—%
SA Multi-Managed Mid Cap Value Class 2	0.00	—	—	—	—
SA Multi-Managed Mid Cap Value Class 3	0.00	—	—	—	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed International Equity Portfolio Class 1
03/31/18	$8.50	$0.16	$1.23	$1.39	$(0.20)	$—	$(0.20)	$9.69	16.37	%(2)	$577,544	0.95	%(1)	1.72	%(1)	20%
03/31/19	9.69	0.21	(0.66)	(0.45)	(0.26)	—	(0.26)	8.98	(4.44)		410,320	0.99	(1)	2.27	(1)	22
03/31/20	8.98	0.17	(1.23)	(1.06)	(0.30)	(0.78)	(1.08)	6.84	(14.19)		265,249	1.04	(1)	1.88	(1)	20
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70		354,716	0.97	(1)	1.27	(1)	22
03/31/22	9.94	0.16	(0.20)	(0.04)	(0.15)	(0.51)	(0.66)	9.24	(0.84)		332,409	1.00	(1)	1.55	(1)	18
SA Multi-Managed International Equity Portfolio Class 2
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33	(2)	21,848	1.10	(1)	1.54	(1)	20
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)		17,959	1.14	(1)	2.07	(1)	22
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)		13,398	1.19	(1)	1.61	(1)	20
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49		19,379	1.12	(1)	1.15	(1)	22
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)		16,909	1.15	(1)	1.41	(1)	18
SA Multi-Managed International Equity Portfolio Class 3
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12	(2)	16,719	1.20	(1)	1.46	(1)	20
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)		13,689	1.24	(1)	1.96	(1)	22
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)		10,100	1.29	(1)	1.53	(1)	20
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35		13,369	1.22	(1)	1.04	(1)	22
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)		11,304	1.25	(1)	1.31	(1)	18
SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38		1,023,385	0.68		2.29		63
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03		928,761	0.68		2.68		38
03/31/20	11.63	0.30	0.44	0.74	(0.38)	—	(0.38)	11.99	6.36		866,019	0.69		2.49		45
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81		948,017	0.68		1.88		41
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)		870,018	0.68		1.68		39
SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14		24,193	0.83		2.14		63
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91		19,873	0.83		2.53		38
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27		19,442	0.84		2.34		45
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58		20,138	0.84		1.73		41
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)		17,263	0.83		1.53		39
SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07		14,967	0.93		2.04		63
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82		12,712	0.93		2.43		38
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18		11,770	0.94		2.24		45
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48		11,089	0.94		1.64		41
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)		9,188	0.93		1.43		39

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Multi-Managed International Equity Portfolio Class 1	0.04%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.04	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.04	0.04	0.04	0.04	0.04

  (2)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA American Century Inflation Protection Portfolio# Class 1
03/31/18	$9.74	$0.09	$0.05	$0.14	$(0.24)	$—	$(0.24)	$9.64	1.42%	$364,977	0.58%	0.96%	23%
03/31/19	9.64	0.12	0.10	0.22	(0.36)	—	(0.36)	9.50	2.40	337,714	0.60	1.24	22
03/31/20	9.50	0.21	0.02	0.23	(0.04)	—	(0.04)	9.69	2.40	259,205	0.59	2.09	31
03/31/21	9.69	0.04	0.71	0.75	(0.29)	(0.08)	(0.37)	10.07	7.71	252,182	0.59	0.42	43
03/31/22	10.07	0.36	0.08	0.44	—	(0.25)	(0.25)	10.26	4.37	278,308	0.59	3.51	109
SA American Century Inflation Protection Portfolio# Class 3
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83	0.72	23
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85	1.02	22
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.84	1.74	31
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.84	0.18	43
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.84	3.23	109

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  See Note 1

  (1)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA American Century Inflation Protection Portfolio# Class 1	0.05%	0.05%	0.05%	0.05%	0.05%
SA American Century Inflation Protection Portfolio# Class 3	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/18	$18.83	$0.31	$2.14	$2.45	$(0.33)	$(0.59)	$(0.92)	$20.36	12.87%	$287,475	0.71%	1.51%	4%
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	0.72	2.95	16
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	0.73	1.77	12
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	0.72	3.12	35
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	0.71	1.59	14
SA Columbia Focused Value Portfolio Class 2
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86	1.35	4
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87	2.80	16
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	0.88	1.62	12
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	0.87	2.91	35
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	0.86	1.45	14
SA Columbia Focused Value Portfolio Class 3
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96	1.25	4
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97	2.70	16
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	0.98	1.52	12
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	0.97	2.81	35
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	0.96	1.35	14

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Columbia Focused Value Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.00	0.00	0.00	0.01	0.00
SA Columbia Focused Value Portfolio Class 3	0.00	0.00	0.00	0.01	0.00

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Columbia Focused Value Portfolio Class 1	0.32%	0.32%	0.32%	0.32%	0.31%
SA Columbia Focused Value Portfolio Class 2	0.32	0.32	0.32	0.32	0.31
SA Columbia Focused Value Portfolio Class 3	0.32	0.32	0.32	0.32	0.31

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Allocation Growth Portfolio Class 1
03/31/18	$13.40	$0.18	$1.36	$1.54	$(0.16)	$(0.33)	$(0.49)	$14.45	11.50%	$153	0.15%	1.27%	68%
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.15	2.32	20
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.15	1.29	26
03/31/21	11.89	0.23	5.31	5.54	(0.16)	(0.64)	(0.80)	16.63	46.76	228	0.13	1.57	29
03/31/22	16.63	0.07	0.63	0.70	(0.26)	(0.75)	(1.01)	16.32	3.85	5,436	0.12	0.45	10
SA Allocation Growth Portfolio Class 3
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40	1.14	68
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40	1.55	20
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.40	1.09	26
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.38	1.26	29
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.37	0.92	10
SA Allocation Moderate Growth Portfolio Class 1
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11	1.51	57
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12	1.42	18
03/31/20	10.07	0.18	(0.60)	(0.42)	(0.18)	(0.39)	(0.57)	9.08	(4.96)	190	0.12	1.67	22
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.12	1.65	23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.11	1.30	10
SA Allocation Moderate Growth Portfolio Class 3
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36	1.29	57
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37	1.67	18
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.37	1.25	22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.37	1.38	23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.36	1.05	10

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Allocation Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	0.01	0.01	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
SA Allocation Moderate Portfolio Class 1
03/31/18	$11.12	$0.19	$0.75	$0.94	$(0.19)	$(0.26)	$(0.45)	$11.61	8.40%	$113	0.12%	1.61%	60%
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.13	1.77	19
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.13	1.90	26
03/31/21	9.40	0.19	2.79	2.98	—	(0.45)	(0.45)	11.93	31.78	117	0.13	1.72	24
03/31/22	11.93	0.18	0.06	0.24	(0.27)	(0.64)	(0.91)	11.26	1.57	142	0.12	1.46	12
SA Allocation Moderate Portfolio Class 3
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37	1.35	60
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38	1.79	19
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.38	1.33	26
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.38	1.46	24
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.37	1.09	12
SA Allocation Balanced Portfolio Class 1
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12	1.77	60
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13	2.29	22
03/31/20	9.66	0.17	(0.22)	(0.05)	(0.18)	(0.20)	(0.38)	9.23	(0.78)	146	0.14	1.76	31
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.13	2.09	31
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.13	1.50	14
SA Allocation Balanced Portfolio Class 3
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35	1.53	60
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38	2.01	22
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.39	1.52	31
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.38	1.61	31
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.38	1.17	14

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements and waivers (based on average net assets):

	03/31/18	03/31/19	03/31/20	03/31/21	03/31/22
SA Allocation Moderate Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA Allocation Moderate Portfolio Class 3	0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 1	0.01	0.01	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.04	0.01	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and Shareholders of each of the nineteen portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (nineteen portfolios (each a "Portfolio" and collectively the "Portfolios") constituting Seasons Series Trust) as of March 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2022. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of March 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2022 and each of the financial highlights for each of the five years in the period ended March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Seasons Series Trust

SA Allocation Balanced Portfolio

SA Allocation Growth Portfolio

SA Allocation Moderate Growth Portfolio

SA Allocation Moderate Portfolio

SA American Century Inflation Protection Portfolio

SA Columbia Focused Value Portfolio

SA Multi-Managed Diversified Fixed Income Portfolio

SA Multi-Managed Growth Portfolio

SA Multi-Managed Income/Equity Portfolio

SA Multi-Managed Income Portfolio

SA Multi-Managed International Equity Portfolio

SA Multi-Managed Large Cap Growth Portfolio

SA Multi-Managed Large Cap Value Portfolio

SA Multi-Managed Mid Cap Growth Portfolio

SA Multi-Managed Mid Cap Value Portfolio

SA Multi-Managed Moderate Growth Portfolio

SA Multi-Managed Small Cap Portfolio

SA Putnam Asset Allocation Diversified Growth Portfolio

SA T. Rowe Price Growth Stock Portfolio

Basis for Opinions

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, transfer agents, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 26, 2022

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds since at least 1986. We have not been able to determine the specific year we began serving as auditor.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2022 (unaudited)

At a meeting held on October 5, 2021, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC ("SunAmerica" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the "Subadvisory Agreements"): American Century Investment Management, Inc. ("American Century"), Columbia Management Investment Advisers, LLC ("Columbia"), Goldman Sachs Asset Management, L.P. ("GSAM"), J.P. Morgan Investment Management Inc. ("JPMorgan"), Massachusetts Financial Services Company ("MFS"), Morgan Stanley Investment Management Inc. ("MSIM"), PineBridge Investments, LLC ("PineBridge"), Putnam Investment Management, LLC ("Putnam"), Schroder Investment Management North America Inc. ("SIMNA"), T. Rowe Price Associates, Inc. ("T. Rowe Price") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1) the requirements of the Trust in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3) the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4) the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5) the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6) the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7) the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the "Expense Group/Universe" and the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2022 (unaudited) (continued)

respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SunAmerica's advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered each Subadviser's personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica's code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' registration statement.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2022 (unaudited) (continued)

The Board also reviewed and considered SunAmerica's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SunAmerica's and the Subadvisers' risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica's or the Subadvisers' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2021 from Broadridge and performance information as of June 30, 2021 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio's overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio's investment objectives/strategies.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2022 (unaudited) (continued)

•  SA Allocation Balanced Portfolio (advised by SunAmerica). The Board considered that the Portfolio's actual management fees and total expenses were above the median of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods. It was noted that SunAmerica assumed full control of the Portfolio in 2015.

•  SA Allocation Growth Portfolio (advised by SunAmerica). The Board considered that the Portfolio's actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods and slightly below the median for the ten-year period. It was noted that SunAmerica assumed full control of the Portfolio in 2015.

•  SA Allocation Moderate Portfolio (advised by SunAmerica). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the three-, five- and ten-year periods and slightly below the median for the one-year period. The Board noted that SunAmerica assumed full control of the Portfolio in 2015.

•  SA Allocation Moderate Growth Portfolio (advised by SunAmerica). The Board considered that the Portfolio's actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

  The Board considered that the Portfolio performed below its benchmark index for the one- and ten-year periods and above that index for the three- and five-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for one-, five- and ten-year periods and above the median for the three-year period. The Board took into consideration management's discussion of the Portfolio's performance and noted that SunAmerica assumed full control of the Portfolio in 2015.

•  SA Columbia Focused Value Portfolio (subadvised by Columbia). The Board considered that the Portfolio's actual management fees and total expenses were below the medians of its Expense Group. The Board took account of management's discussion of the Portfolio's fees and noted that the SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2022 (unaudited) (continued)

  The Board also considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio performed above the medians of the Performance Group for the same periods.

•  SA Multi-Managed Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board also considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that the Adviser reallocated the directly-managed component of the Portfolio among the Subadvisers in 2013 as part of a restructuring of the Portfolio.

•  SA Multi-Managed Growth Portfolio (components subadvised by J.P. Morgan, MSIM, and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SunAmerica is currently waiving 7 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed Income Portfolio (components subadvised by MSIM and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SunAmerica is currently waiving 3 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that performance was above the medians of its Performance Group for the three-, five- and ten-year periods and below the median for the one-year period. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed Income/Equity Portfolio (components subadvised by MSIM and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that SunAmerica is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed at the medians of its Performance Universe for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed International Equity Portfolio (advised/subadvised by SunAmerica, SIMNA and T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SunAmerica is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2022 (unaudited) (continued)

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio performed at the medians of its Performance Universe for the same periods. The Board considered that the Portfolio is managed by multiple Subadvisers and noted that management replaced one of the Subadvisers in 2014 and another in 2017.

•  SA Multi-Managed Large Cap Growth Portfolio (advised/subadvised by SunAmerica, GSAM and MSIM). The Board considered that the Portfolio's actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SunAmerica is currently waiving 7 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three- and ten-year periods but slightly below that index for the five-year period. The Board also considered that performance was above the median of its Performance Group for the one- and three-year periods but below the medians for the five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted the narrower range of underperformance respective to the benchmark and medians. The Board further noted that the Portfolio is managed by multiple Subadvisers and that SunAmerica replaced one Subadviser in May 2019.

•  SA Multi-Managed Large Cap Value Portfolio (advised/subadvised by SunAmerica, American Century and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of its Performance Group for the one- and ten-year periods and at or above the medians for the three- and five-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management's discussion of the Portfolio's performance and noted that management has subjected the Portfolio to heightened monitoring and added American Century to replace a Subadviser in 2015.

•  SA Multi-Managed Mid Cap Growth Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the three-, five- and ten-year periods and slightly below the median for the one-year period.

•  SA Multi-Managed Mid Cap Value Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and MFS). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed below its benchmark index for the one- and ten-year periods and above that index for the three- and five-year periods. The Board also considered that performance was below the medians of the Portfolio's Performance Group for the one-, five- and ten-year periods and at the median for the three-year period. The Board took into consideration management's discussion of the Portfolio's performance and noted that T. Rowe Price had replaced one of the Subadvisers in February 2017.

•  SA Multi-Managed Moderate Growth Portfolio (components subadvised by J.P. Morgan, MSIM and Wellington). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2022 (unaudited) (continued)

expenses of multi-manager asset allocation and administration. The Board noted that SunAmerica is currently waiving 5 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of the Portfolio's Performance Group for the same periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•  SA Multi-Managed Small Cap Portfolio (advised/subadvised by SunAmerica, J.P. Morgan and SIMNA). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group for the one- and ten-year periods and above the medians for the three- and five-year periods. The Board took into consideration management's discussion of the Portfolio's performance and noted that SIMNA had replaced one of the Subadvisers in November 2019.

•  SA Putnam Asset Allocation Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses and noted that SunAmerica is currently waiving 15 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

  The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance.

•  SA T. Rowe Price Growth Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and expenses.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, five- and ten-year periods but performed below that index for the three-year period. The Board also considered that the Portfolio's performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took into consideration management's discussion of the Portfolio's performance.

•  SA Wellington Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management's discussion of the Portfolio's fees and noted that SunAmerica was voluntarily waiving 5 basis points of the advisory fee.

  The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of the Portfolio's Performance Group for the same periods. The Board took into consideration management's discussion of the Portfolio's performance.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2022 (unaudited) (continued)

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the "Life Companies"). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the "Variable Contracts"), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company's ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SunAmerica's profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust's Portfolios. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica's profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board

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March 31, 2022 (unaudited) (continued)

determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT
March 31, 2022 (unaudited)

At a meeting held on December 2, 2021 (the "Meeting"), the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved a subadvisory agreement (the "Agreement") between SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") and American Century Investment Management, Inc. ("American Century" or the "Subadviser") with respect to the SA Wellington Real Return Portfolio, a series of the Trust (the "Portfolio"). The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SunAmerica and Wellington Management Company LLP ("Wellington") with respect to the Portfolio. In connection with these approvals, the Board also approved certain changes to the Portfolio's investment goal, investment strategies and techniques, as well as a change of the Portfolio's name to "SA American Century Inflation Protection Portfolio."

In connection with the approval of the Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Agreement. Those factors included:

(1) the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;

(3) the size and structure of the subadvisory fees and any other material payments to the Subadviser;

(4) the organizational capability and financial condition of the Subadviser and its affiliates;

(5) the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6) the fees to be paid by the Adviser to American Century for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of the Subadviser and the amounts retained by SunAmerica; and (c) information regarding the Subadviser's compliance and regulatory history. The Board also took into account extensive information from American Century regarding its services provided to the Trust, which materials the Board reviewed at its October 5, 2021 meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust and SunAmerica Series Trust.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica and American Century in connection with their consideration of approval of the Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by the Subadviser.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by American Century. In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio's

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT
March 31, 2022 (unaudited) (continued)

assets, subject to the Trustees' oversight and control. It was also noted that SunAmerica's advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser's style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to the Subadviser, the Board noted that American Century would be responsible for providing investment management services on a day-to-day basis. In such role, American Century would (i) manage the investment and reinvestment of the Portfolio's assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed American Century's history, structure and size, and investment experience. The Board considered the personnel of American Century who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management's judgment, American Century has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of American Century who would be responsible for providing investment management services to the Portfolio.

The Board also reviewed and considered American Century's compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser or sub-subadviser, as applicable, to the Portfolio. The Board considered American Century's risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on American Century's ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio's subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained. The Board also noted that the subadvisory fee rates to be paid by SunAmerica to American Century under the Agreement are lower than those currently paid to Wellington for its subadvisory services to the Portfolio. The Board further considered that management had agreed to increase its voluntary advisory fee waiver with respect to the Portfolio by one basis point, which would reduce the fees paid by the Portfolio to SunAmerica. The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and American Century, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. ("Broadridge"), as well as information provided by management. The Board also considered advisory and subadvisory fees received by American Century with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, as well as performance data from management and American Century with respect to any other mutual funds or other accounts advised or subadvised by American Century with similar investment objectives and/or strategies, as applicable.

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT
March 31, 2022 (unaudited) (continued)

The Subadvised Expense Group consists of the Portfolio and eight other inflation-protected bond funds underlying variable insurance products ("VIPs"), as classified by Broadridge. The Subadvised Expense Universe consists of the Portfolio and all other inflation-protected bond funds underlying VIPs with disclosed subadviser agreements, excluding outliers.

The performance information included information as of September 30, 2021, from management and American Century. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio's overall performance, performance relative to the Portfolio's benchmark and Morningstar and Broadridge peer groups, and a subadviser's performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board further considered that Wellington's performance ranked in the fifth quintile in its Morningstar category over the one- and three-year periods ended September 30, 2021, and in the fifth quintile in its Lipper category over the three- and five-year periods ended the same date. The Board also considered the performance of the American Century VP Inflation Protection Fund (the "American Century Fund") relative to the Bloomberg U.S. TIPS Index. The Board noted that the American Century Fund had outperformed the benchmark for the year to date and over the one-year period ended September 30, 2021, and for two of the previous five calendar years. In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences between the American Century Fund and the Portfolio and acknowledged that past performance is not necessarily indicative of future results.

The Trustees noted that the expense and performance information as a whole was useful in assessing whether American Century is proposing to provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Agreement are paid by SunAmerica out of its advisory fees. The Board considered that the Agreement also contains breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Agreement, the Trust does not directly benefit from any reduction in those fee rates. The Trustees also relied on the ability of SunAmerica to negotiate the Agreement and the fees thereunder at arm's length. The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Agreement.

The Board considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio's assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to the Subadviser's profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreement, including the duties and responsibilities undertaken by SunAmerica and American Century as discussed above. The Board also reviewed the differences in the terms of the Agreement as compared to the terms of the subadvisory agreement between SunAmerica and Wellington with respect to the Portfolio.

Conclusions.

In reaching its decision to recommend the approval of the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT
March 31, 2022 (unaudited) (continued)

above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 77	Trustee	2007-	Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	80	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Jane Jelenko Age: 73	Trustee	2006-	Present	Retired Partner, KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting) (2003-Present).	80	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-2018).
Gilbert T. Ray Age: 77	Trustee	2001-	Present	Retired Partner, O'Melveny & Myers LLP (law firm) (2000-Present).	80

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-2018); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2018); Director, DineEquity (services — restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-2018).

Bruce G. Willison Age: 73	Trustee and Chairman	2001-	Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	80

Director, GrandPoint Bank (banking) (2011-Present); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. ( internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

Tracey C. Doi Age: 61	Trustee	2021-	Present	Chief Financial Officer of Toyota Motor North America (2000-Present); Board Member, City National Bank (2016-Present); Board Member, National Asian American Chamber of Commerce (2012-Present); Board Governor, Japanese American National Museum (2005-Present); Board Member, 2020 Women on Boards (nonprofit leadership organization) (2017-Present); Board Member, National Association of Corporate Directors, North Texas (nonprofit leadership organization) (2020-Present); Board Member, Quest Diagnostics Incorporated (2021-Present).	80	None
Charles H. Self III Age: 64	Trustee	2021-	Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-Present); Chief Investment Officer of Sumnicht & Associates (2014- Present).	80	None

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)
Interested Trustee
John T. Genoy(4) Age: 53	President and Trustee	2001-Present	President, SAAMCo (Since 2021); Chief Operating Officer, SAAMCo (2006-Present); Chief Financial Officer, SAAMCo (2002-2021); Senior Vice President, SAAMCo (2004-2021).	80	None
Officers
Gregory R. Kingston Age: 56	Treasurer and Principal Financial Officer/ Principal Accounting Officer	2014-Present	Senior Vice President, SAAMCo (2014-Present); Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Christopher C. Joe Age: 53	Vice President and Chief Compliance Officer	2017-Present

Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).

				N/A	N/A
Kathleen D. Fuentes Age: 53	Chief Legal Officer, Vice President and Secretary	2015-Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A
Gregory N. Bressler Age: 55	Vice President and Assistant Secretary	2005-Present	Assistant Secretary, SAAMCo (2021-Present); Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Shawn Parry Age: 49	Vice President and Assistant Treasurer	2014-Present	Vice President, SAAMCo (2014-Present); Assistant Vice President, SAAMCo (2005-2014)	N/A	N/A
Donna McManus Age: 61	Vice President and Assistant Treasurer	2014-Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
Matthew J. Hackethal Age: 50	Anti-Money Laundering Compliance Officer	2006-Present	Chief Compliance Officer, SAAMCo (2007-Present) and Vice President, SAAMCo (2011-Present); Acting Chief Compliance Officer, SAAMCo (2016-2017)	N/A	N/A
Salimah Shamji Age: 50	Vice President	2020-Present	Vice President, SAAMCo (2008-Present).	N/A	N/A
Christopher J. Tafone Age: 47	Vice President and Assistant and Assistant Secretary	2021-Present (Vice President; (2016-Present) (Assistant Secretary)	Vice President, SAAMCo (2016-Present); General Counsel, AIG Life & Retirement (2016-Present).	N/A	N/A

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

†  The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Fl. Woodland Hills, CA 91367-4901.

(1)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)  The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the Trust (19 portfolios), SunAmerica Series Trust (61 portfolios), VALIC Company I (37 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President and COO of SunAmerica.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust Portfolios is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2022.

During the year ended March 31, 2022, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

Portfolio	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions
SA Multi-Managed Growth Class 1	$5.06	$—	$2.88	$2.18	2.38%
SA Multi-Managed Growth Class 2	5.06	—	2.88	2.18	2.38
SA Multi-Managed Growth Class 3	5.06	—	2.88	2.18	2.38
SA Multi-Managed Moderate Growth Class 1	3.11	0.03	1.82	1.26	2.30
SA Multi-Managed Moderate Growth Class 2	3.09	0.01	1.82	1.26	2.30
SA Multi-Managed Moderate Growth Class 3	3.08	—	1.82	1.26	2.30
SA Multi-Managed Income/Equity Class 1	1.95	0.09	1.10	0.76	0.77
SA Multi-Managed Income/Equity Class 2	1.93	0.07	1.10	0.76	0.77
SA Multi-Managed Income/Equity Class 3	1.92	0.06	1.10	0.76	0.77
SA Multi-Managed Income Class 1	1.19	0.11	0.66	0.42	0.58
SA Multi-Managed Income Class 2	1.17	0.09	0.66	0.42	0.58
SA Multi-Managed Income Class 3	1.16	0.08	0.66	0.42	0.58
SA Putnam Asset Allocation Diversified Growth Class 1	1.22	0.22	0.53	0.47	16.29
SA Putnam Asset Allocation Diversified Growth Class 2	1.20	0.20	0.53	0.47	16.29
SA Putnam Asset Allocation Diversified Growth Class 3	1.19	0.19	0.53	0.47	16.29
SA T. Rowe Price Growth Stock Class 1	6.53	—	1.42	5.11	7.58
SA T. Rowe Price Growth Stock Class 2	6.53	—	1.42	5.11	7.58
SA T. Rowe Price Growth Stock Class 3	6.53	—	1.42	5.11	7.58
SA MultiManaged Large Cap Growth Class 1	5.08	—	1.75	3.33	6.06
SA MultiManaged Large Cap Growth Class 2	5.08	—	1.75	3.33	6.06
SA MultiManaged Large Cap Growth Class 3	5.08	—	1.75	3.33	6.06
SA MultiManaged Large Cap Value Class 1	1.30	0.31	0.41	0.58	49.91
SA MultiManaged Large Cap Value Class 2	1.28	0.29	0.41	0.58	49.91
SA MultiManaged Large Cap Value Class 3	1.26	0.27	0.41	0.58	49.91
SA Multi-Managed Mid Cap Growth Class 1	7.65	—	2.65	5.00	3.35
SA Multi-Managed Mid Cap Growth Class 2	7.65	—	2.65	5.00	3.35
SA Multi-Managed Mid Cap Growth Class 3	7.65	—	2.65	5.00	3.35
SA Multi-Managed Mid Cap Value Class 1	1.11	0.19	0.20	0.72	64.14
SA Multi-Managed Mid Cap Value Class 2	1.09	0.17	0.20	0.72	64.14
SA Multi-Managed Mid Cap Value Class 3	1.07	0.15	0.20	0.72	64.14
SA Multi-Managed Small Cap Class 1	1.87	0.03	0.72	1.12	17.93
SA Multi-Managed Small Cap Class 2	1.85	0.01	0.72	1.12	17.93
SA Multi-Managed Small Cap Class 3	1.84	—	0.72	1.12	17.93
SA Multi-Managed International Equity Class 1	0.66	0.15	0.12	0.39	0.40
SA Multi-Managed International Equity Class 2	0.65	0.14	0.12	0.39	0.40
SA Multi-Managed International Equity Class 3	0.64	0.13	0.12	0.39	0.40

Portfolio	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions
SA Multi-Managed Diversified Fixed Income Class 1	$0.49	$0.21	$0.19	$0.09	0.02%
SA Multi-Managed Diversified Fixed Income Class 2	0.47	0.19	0.19	0.09	0.02
SA Multi-Managed Diversified Fixed Income Class 3	0.45	0.17	0.19	0.09	0.02
SA American Century Inflation Protection Class 1	0.25	—	0.25	—	—
SA American Century Inflation Protection Class 3	0.25	—	0.25	—	—
SA Columbia Focused Value Class 1	2.00	0.63	0.09	1.28	86.46
SA Columbia Focused Value Class 2	1.97	0.60	0.09	1.28	86.46
SA Columbia Focused Value Class 3	1.95	0.58	0.09	1.28	86.46
SA Allocation Growth Class 1	1.01	0.26	0.03	0.72	34.34
SA Allocation Growth Class 3	0.98	0.23	0.03	0.72	34.34
SA Allocation Moderate Growth Class 1	0.95	0.25	0.01	0.69	29.19
SA Allocation Moderate Growth Class 3	0.92	0.22	0.01	0.69	29.19
SA Allocation Moderate Class 1	0.91	0.27	0.02	0.62	24.44
SA Allocation Moderate Class 3	0.88	0.24	0.02	0.62	24.44
SA Allocation Balanced Class 1	0.49	0.13	0.01	0.35	17.29
SA Allocation Balanced Class 3	0.46	0.10	0.01	0.35	17.29

* Short-Term capital gains are treated as ordinary income for tax purposes.

Under the Internal Revenue Code Section 853, portfolios make an election to pass through foreign taxes paid to its shareholders. During the year ended March 31, 2022, foreign source income and foreign taxes passed through to shareholders were as follows:

Portfolio	Foreign Taxes Passed Through	Foreign Source Income
SA Multi-Managed International Equity	$844,676	$7,562,652
SA Allocation Growth	270,045	1,543,381
SA Allocation Moderate Growth	300,200	1,713,221
SA Allocation Moderate	138,757	807,976
SA Allocation Balanced	79,162	458,369

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Portfolios, we have included on the following pages investment comments regarding the 19 investment portfolios of the Seasons Series Trust:

Seasons Strategies

1.  SA Multi-Managed Growth Portfolio

2.  SA Multi-Managed Moderate Growth Portfolio

3.  SA Multi-Managed Income/Equity Portfolio

4.  SA Multi-Managed Income Portfolio

5.  SA Putnam Asset Allocation Diversified Growth Portfolio

6.  SA T. Rowe Price Growth Stock Portfolio

Seasons Select Portfolios

7.  SA Multi-Managed Large Cap Growth Portfolio

8.  SA Multi-Managed Large Cap Value Portfolio

9.  SA Multi-Managed Mid Cap Growth Portfolio

10.  SA Multi-Managed Mid Cap Value Portfolio

11.  SA Multi-Managed Small Cap Portfolio

12.  SA Multi-Managed International Equity Portfolio

13.  SA Multi-Managed Diversified Fixed Income Portfolio

14.  SA American Century Inflation Protection Portfolio

Seasons Focused Portfolios

15.  SA Columbia Focused Value Portfolio

Seasons Managed Allocation Portfolios

16.  SA Allocation Growth Portfolio

17.  SA Allocation Moderate Growth Portfolio

18.  SA Allocation Moderate Portfolio

19.  SA Allocation Balanced Portfolio

Asset allocations for each Portfolio, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios (except SA American Century Inflation Protection Portfolio) have portions that are actively managed and a portion that is passively managed. The passively managed portion of each Portfolio seeks to track an index or a subset of an index. Each of the remaining portions is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a concentrated group of securities hand-picked by a leading money manager from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2022. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

SA Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	J.P. Morgan Investment Management Inc. Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	–15.34%	–15.47%	–15.56%
5-Year	9.96%	9.80%	9.67%
10-Year	9.35%	9.18%	9.07%
Since Inception	8.36%	5.23%	8.54%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 51% Russell 1000® Index, 27% Bloomberg U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% FTSE Treasury Bill 3 month Index.

7 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Growth Portfolio — Class 1

The SA Multi-Managed Growth Portfolio — Class 1 shares posted a return of –15.34% for the 12-month period ending March 31, 2022, compared to a 15.65% return for the S&P 500® Index, a –4.15% return for the Bloomberg U.S. Aggregate Bond Index and a 4.33% return for the Blended Index, which is comprised of 71% equity and 29% fixed income and short-term bonds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000 Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. The Portfolio's underperformance was driven by positioning within agency mortgage-backed securities (MBS) as well as allocations to developed non-USD issuers and emerging markets debt (EMD). Within agency MBS, allocations to conventional mortgages and collateralized mortgage obligations (CMO) detracted from relative performance. Positioning within credit sectors contributed favorably to relative performance over the period. The Portfolio's overall underweight to and security selection within investment grade credit, particularly industrials, drove relative outperformance within the sector. The Portfolio's allocation to high yield credit, particularly industrials, contributed favorably to relative performance. Additionally, the Portfolio's overweight allocations to securitized sectors had a net positive impact on relative performance. Positive performance from an allocation to commercial mortgage-backed securities (CMBS) was slightly offset by modest negative performance from an allocation to asset-backed securities (ABS). Finally, an out-of-benchmark allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to relative results.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period largely due to unfavorable stock selection. Large-cap growth equities advanced over the year, led by energy stocks. All sectors gained over the period except for materials, which posted a small loss and was the largest underperformer in the Russell 1000 Growth Index. Negative stock selection in information technology drove the majority of the Portfolio's relative underperformance. Shopify was the largest detractor within the sector and second largest across the Portfolio. Stock selection in communication services was disadvantageous, with ROBLOX Corp, Class A the greatest detractor in the sector and across the Portfolio. Stock selection in the consumer discretionary, industrials and health care sectors also underperformed. Consumer staples was the only positive relative contributor at the sector level, as stock selection was favorable, driven by gains from Costco Wholesale Corp. that more than offset the negative impact of a sector underweight. A sector underweight in consumer discretionary was modestly beneficial, but not enough to overcome negative stock selection within the sector. The real estate and utilities sectors, which the Portfolio had no exposure to, had minimal impact on performance.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. On the positive side, holdings in the software & services, health services & systems and retail sectors contributed most to performance. At the individual stock level, overweight positions in Allscripts Healthcare Solutions, Inc., Herc Holdings, Inc. and Perficient, Inc. were the top individual contributors. On the negative side, holdings in the semiconductors, utilities and industrial cyclical sectors detracted most from performance. At the individual stock level, an underweight allocation in Avis Budget Group, Inc. and overweight positions in Sleep Number Corp. and Cardiovascular Systems, Inc. were the top individual detractors from results. While the Portfolio seeks to be sector neutral, as of March 31, 2022, the Portfolio's largest overweight exposures were in the media, systems hardware and software & services sectors. The largest underweight exposures were in the industrial cyclical, finance and utilities sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective
Managers:	J.P. Morgan Investment Management Inc. Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	–12.79%	–12.88%	–12.94%
5-Year	8.63%	8.48%	8.37%
10-Year	8.09%	7.94%	7.83%
Since Inception	7.64%	5.10%	7.53%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Bloomberg U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% FTSE Treasury Bill 3 months Index.

7 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Moderate Growth Portfolio — Class 1

The SA Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of –12.79% for the 12-month period ending March 31, 2022, compared to a 15.65% return for the S&P 500® Index, a –4.15% return for the Bloomberg U.S. Aggregate Bond Index and a 2.12% return for the Blended Index, which is comprised of 56% equity and 44% fixed income and short-term bonds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000 Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. The Portfolio's underperformance was driven by positioning within agency mortgage-backed securities (MBS) as well as allocations to developed non-USD issuers and emerging markets debt (EMD). Within agency MBS, allocations to conventional mortgages and collateralized mortgage obligations (CMO) detracted from relative performance. Positioning within credit sectors contributed favorably to relative performance over the period. The Portfolio's overall underweight to and security selection within investment grade credit, particularly industrials, drove relative outperformance within the sector. The Portfolio's allocation to high yield credit, particularly industrials, contributed favorably to relative performance. Additionally, the Portfolio's overweight allocations to securitized sectors had a net positive impact on relative performance. Positive performance from an allocation to commercial mortgage-backed securities (CMBS) was slightly offset by modest negative performance from an allocation to asset-backed securities (ABS). Finally, an out-of-benchmark allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to relative results.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period largely due to unfavorable stock selection. Large-cap growth equities advanced over the year, led by energy stocks. All sectors gained over the period except for materials, which posted a small loss and was the largest underperformer in the Russell 1000 Growth Index. Negative stock selection in information technology drove the majority of the Portfolio's relative underperformance. Shopify was the largest detractor within the sector and second largest across the Portfolio. Stock selection in communication services was disadvantageous, with ROBLOX Corp., Class A the greatest detractor in the sector and across the Portfolio. Stock selection in the consumer discretionary, industrials and health care sectors also underperformed. Consumer staples was the only positive relative contributor at the sector level, as stock selection was favorable, driven by gains from Costco Wholesale Corp. that more than offset the negative impact of a sector underweight. A sector underweight in consumer discretionary was modestly beneficial, but not enough to overcome negative stock selection within the sector. The real estate and utilities sectors, which the Portfolio had no exposure to, had minimal impact on performance.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. On the positive side, holdings in the software & services, health services & systems and retail sectors contributed most to performance. At the individual stock level, overweight positions in Allscripts Healthcare Solutions, Inc., Herc Holdings, Inc. and Perficient, Inc. were the top individual contributors. On the negative side, holdings in the semiconductors, utilities and industrial cyclical sectors detracted most from performance. At the individual stock level, an underweight allocation in Avis Budget Group, Inc. and overweight positions in Sleep Number Corp. and Cardiovascular Systems, Inc were the top individual detractors from results. While the Portfolio seeks to be sector neutral, as of March 31, 2022, the Portfolio's largest overweight exposures were in the media, systems hardware and software & services sectors. The largest underweight exposures were in the industrial cyclical, finance and utilities sectors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital
Managers:	Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	–12.13%	–12.21%	–12.36%
5-Year	5.91%	5.77%	5.65%
10-Year	5.71%	5.56%	5.44%
Since Inception	6.37%	4.84%	5.92%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Bloomberg U.S. Aggregate Bond Index, and 2.8% FTSE Treasury Bill 3 month Index.

6 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income/Equity Portfolio — Class 1

The SA Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of –12.13% for the 12-month period ending March 31, 2022, compared to a 15.65% return for the S&P 500® Index and a –4.15% return for the Bloomberg U.S. Aggregate Bond Index. The Blended Index, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 1.66%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000 Growth Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. The Portfolio's underperformance was driven by positioning within agency mortgage-backed securities (MBS) as well as allocations to developed non-USD issuers and emerging markets debt (EMD). Within agency MBS, allocations to conventional mortgages and collateralized mortgage obligations (CMO) detracted from relative performance. Positioning within credit sectors contributed favorably to relative performance over the period. The Portfolio's overall underweight to and security selection within investment grade credit, particularly industrials, drove relative outperformance within the sector. The Portfolio's allocation to high yield credit, particularly industrials, contributed favorably to relative performance. Additionally, the Portfolio's overweight allocations to securitized sectors had a net positive impact on relative performance. Positive performance from an allocation to commercial mortgage-backed securities (CMBS) was slightly offset by modest negative performance from an allocation to asset-backed securities (ABS). Finally, an out-of-benchmark allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to relative results. During the period, the Portfolio used interest rate futures to manage duration and yield curve exposure. Overall, the positioning detracted from absolute performance.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period largely due to unfavorable stock selection. Large-cap growth equities advanced over the year, led by energy stocks. All sectors gained over the period except for materials, which posted a small loss and was the largest underperformer in the Russell 1000 Growth Index. Negative stock selection in information technology drove the majority of the Portfolio's relative underperformance. Shopify, Inc., Class A was the largest detractor within the sector and second largest across the Portfolio. Stock selection in communication services was disadvantageous, with ROBLOX Corp., Class A the greatest detractor in the sector and across the Portfolio. Stock selection in the consumer discretionary, industrials and health care sectors also underperformed. Consumer staples was the only positive relative contributor at the sector level, as stock selection was favorable, driven by gains from Costco Wholesale Corp. that more than offset the negative impact of a sector underweight. A sector underweight in consumer discretionary was modestly beneficial, but not enough to overcome negative stock selection within the sector. The real estate and utilities sectors, which the Portfolio had no exposure to, had minimal impact on performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation
Managers:	Morgan Stanley & Co., Inc Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	–8.97%	–9.12%	–9.21%
5-Year	4.08%	3.90%	3.81%
10-Year	4.07%	3.90%	3.80%
Since Inception	5.49%	4.49%	4.79%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 17.35% Russell 1000® Index, 80.95% Bloomberg U.S. Aggregate Bond Index, and 1.70% FTSE Treasury Bill 3 month Index.

6 The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income Portfolio — Class 1

The SA Multi-Managed Income Portfolio — Class 1 shares posted a return of –8.97% for the 12-month period ending March 31, 2022, compared to a 15.65% return for the S&P 500® Index and a –4.15% return for the Bloomberg U.S. Aggregate Bond Index. The Blended Index, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned –1.14%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000 Growth Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. The Portfolio's underperformance was driven by positioning within agency mortgage-backed securities (MBS) as well as allocations to developed non-USD issuers and emerging markets debt (EMD). Within agency MBS, allocations to conventional mortgages and collateralized mortgage obligations (CMO) detracted from relative performance. Positioning within credit sectors contributed favorably to relative performance over the period. The Portfolio's overall underweight to and security selection within investment grade credit, particularly industrials, drove relative outperformance within the sector. The Portfolio's allocation to high yield credit, particularly industrials, contributed favorably to relative performance. Additionally, the Portfolio's overweight allocations to securitized sectors had a net positive impact on relative performance. Positive performance from an allocation to commercial mortgage-backed securities (CMBS) was slightly offset by modest negative performance from an allocation to asset-backed securities (ABS). Finally, an out-of-benchmark allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to relative results. During the period, the Portfolio used interest rate futures to manage duration and yield curve exposure. Overall, the positioning detracted from absolute performance.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period largely due to unfavorable stock selection. Large-cap growth equities advanced over the year, led by energy stocks. All sectors gained over the period except for materials, which posted a small loss and was the largest underperformer in the Russell 1000 Growth Index. Negative stock selection in information technology drove the majority of the Portfolio's relative underperformance. Shopify, Inc. was the largest detractor within the sector and second largest across the Portfolio. Stock selection in communication services was disadvantageous, with ROBLOX Corp., Class A the greatest detractor in the sector and across the Portfolio. Stock selection in the consumer discretionary, industrials and health care sectors also underperformed. Consumer staples was the only positive relative contributor at the sector level, as stock selection was favorable, driven by gains from Costco Wholesale Corp. that more than offset the negative impact of a sector underweight. A sector underweight in consumer discretionary was modestly beneficial, but not enough to overcome negative stock selection within the sector. The real estate and utilities sectors, which the Portfolio had no exposure to, had minimal impact on performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation
Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

SA Putnam Asset Allocation Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	6.77%	6.62%	6.44%
5-Year	9.83%	9.66%	9.55%
10-Year	9.78%	9.62%	9.51%
Since Inception	6.68%	5.82%	7.99%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

5 The Blended Index consists of 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net) captures large and mid cap representation across 24 emerging market countries. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1

The SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1 shares posted a return of 6.77% for the 12-month period ending March 31, 2022, compared to an 11.92% return for the Russell 3000 Index and a 6.05% return for the Blended Index of 60% Russell 3000 Index, 15% MSCI EAFE Index (net), 15% Bloomberg U.S. Aggregate Bond Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (net).
Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio produced positive returns on an absolute basis and outperformed the Blended Index. Asset class performance was mixed over the period. U.S. large cap equities experienced strength. International developed equities finished slightly positive. High yield bonds ended roughly flat. U.S. small cap equities, emerging market equities, and core fixed income experienced varying levels of weakness. Dynamic allocation was slightly additive to results, while security selection boosted performance over the period.

Overall asset allocation decisions were slightly positive over the period. On balance, the Portfolio was slightly overweight equity risk relative to the Blended Index, which benefited performance. During the period, the Portfolio was slightly underweight interest rate risk relative to the Blended Index, which led to a slight positive contribution.

Security selection enhanced performance over the past year. The Portfolio's U.S. large cap and international developed equity holdings were the primary drivers of positive performance. Conversely, selection within emerging market equities led to a slight loss.

The Portfolio uses equity futures and total return swaps as part of the equity strategies. Overall, the Portfolio's use of equity futures detracted from absolute performance for the year while the use of total return swaps contributed positively to results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA T. Rowe Price Growth Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

SA T. Rowe Price Growth Stock Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	–1.67%	–1.80%	–1.90%
5-Year	16.31%	16.14%	16.02%
10-Year	14.74%	14.57%	14.45%
Since Inception	10.34%	8.29%	11.28%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA T. Rowe Growth Stock Portfolio — Class 1

The SA T. Rowe Growth Stock Portfolio — Class 1 shares returned –1.67% for the 12-month period ending March 31, 2022, compared to a return of 14.98% for the Russell 1000 Growth Index.

Adverse stock selection was the largest driver of relative underperformance. Of the securities held in the Portfolio during the period, underweight allocations to Apple, Inc. and Tesla, Inc. were among the largest detractors from relative results, while a position in Rivian Automotive, Inc. also hurt performance. On the positive side, Alphabet, Inc. was among the top contributors to relative performance.

Ineffective sector allocation also weighed on relative performance during the period. Most notably, an overweight allocation to the communication services sector and an underweight allocation to the information technology sector hampered relative results the most. Conversely, underweight allocations to the health care and materials sectors boosted relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	Goldman Sachs Asset Management, L.P. Morgan Stanley & Co., Inc SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	0.39%	0.23%	0.09%
5-Year	17.40%	17.22%	17.10%
10-Year	14.86%	14.69%	14.57%
Since Inception	7.64%	6.81%	10.81%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

2 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Growth Portfolio — Class 1

The SA Multi-Managed Large Cap Growth Portfolio — Class 1 shares returned 0.39% for the 12-month period ending March 31, 2022, compared to a 18.16% return for the S&P® 500 Growth Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the S&P® 500 Growth Index, a strategy known as "replication." The Portfolio utilizes index futures to equitize cash and to provide returns similar to that of the benchmark over time. The use of index futures contributed positively to performance over the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Morgan Stanley Investment Management trailed its benchmark for the period largely due to unfavorable stock selection. Large-cap growth equities advanced over the year, led by energy stocks. All sectors gained over the period except for materials, which posted a small loss and was the largest underperformer in the Russell 1000 Growth Index. Negative stock selection in information technology drove the majority of the Portfolio's relative underperformance. Shopify Inc., Class A was the largest detractor within the sector and second largest across the Portfolio's holdings. Stock selection in communication services was disadvantageous, with ROBLOX Corp., Class A the greatest detractor in the sector and across the Portfolio's holdings. Stock selection in the consumer discretionary, industrials and health care sectors also underperformed. Consumer staples was the only positive relative contributor at the sector level, as stock selection was favorable, driven by gains from Costco Wholesale Corp. that more than offset the negative impact of a sector underweight. A sector underweight in consumer discretionary was modestly beneficial, but not enough to overcome negative stock selection within the sector. The real estate and utilities sectors, which the Portfolio had no exposure to, had minimal impact on performance. During the period, the Portfolio had a small derivatives investment, over the counter put options on the Chinese yuan, which had a negative impact on performance. The put options are designed to provide a potential hedge to equities in the Portfolio that are exposed, directly or indirectly, to China.

The Portfolio component managed by Goldman Sachs Asset Management, L.P. trailed its benchmark for the period. The information technology and consumer discretionary sectors detracted from performance, while the industrials and financials sectors contributed to returns. Key contributors to performance in the industrials sector included Union Pacific Corp. and Deere & Co., while the top contributors to performance within the financials sector included Charles Schwab Corp. and Intercontinental Exchange, Inc. Key detractors from performance in the information technology sectors were PayPal Holdings, Inc. and Apple, Inc. The top detractors in the consumer discretionary sector included Tesla, Inc. and Farfetch, Ltd., Class A.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	American Century Investment Management Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	13.16%	13.02%	12.90%
5-Year	10.14%	9.96%	9.85%
10-Year	10.55%	10.39%	10.27%
Since Inception	7.35%	7.20%	8.80%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Value Portfolio — Class 1

The SA Multi-Managed Large Cap Value Portfolio — Class 1 shares returned 13.16% for the 12-month period ending March 31, 2022, compared to a 12.58% return for the S&P® 500 Value Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the S&P® 500 Value Index, a strategy known as "replication."

The Portfolio component managed by American Century Investment Management, Inc. outperformed its benchmark for the period. Sector allocation positively impacted the Portfolio's relative performance. The Portfolio's underweights in the information technology, industrials, consumer discretionary and communication services sectors helped relative returns. In addition, the Portfolio's overweight in financials was beneficial. Security selection also buoyed the Portfolio's relative results, particularly in the information technology, industrials and consumer discretionary sectors. The Portfolio's top individual contributors were positions in the energy sector, including ConocoPhillips, Baker Hughes Co., and Chevron Corp. These energy holdings were supported by rising oil prices.

On the other hand, security selection in the consumer staples and materials sectors negatively impacted relative results. Within consumer staples, Unilever PLC was a key detractor. Sharply rising commodity prices drove investors' fears that Unilever PLC's margins may be pressured due to inflation in the company's input costs.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Large Cap Value Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Security selection drove relative outperformance. Strong selection in health care, industrials, and communication services was partially offset by weaker selection in information technology, energy, and consumer discretionary. Sector allocation, a result of the bottom-up stock selection process, also benefitted relative results. Allocation effect was driven by the Portfolio's underweights to communication services and consumer discretionary, along with an overweight to health care. This was partially offset by the Portfolio's underweight to energy, and overweights to information technology and materials.

Top relative contributors during the period included not holding Walt Disney Co., as well as the Portfolio's overweight positions in Eli Lilly & Co. and Pioneer Natural Resources Co. Top relative detractors during the period included not holding Berkshire Hathaway, along with overweight positions in Qorvo, Inc and Global Payments, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	–5.65%	–5.76%	–5.88%
5-Year	15.87%	15.71%	15.58%
10-Year	13.42%	13.26%	13.14%
Since Inception	10.07%	8.31%	11.81%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Growth Portfolio — Class 1

The SA Multi-Managed Mid Cap Growth Portfolio — Class 1 shares returned –5.65% for the 12-month period ending March 31, 2022, compared to a –0.89% return for the Russell Midcap Growth Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the Russell Midcap Growth Index, a strategy known as "replication."

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Stock selection in the consumer discretionary sector contributed the most to relative performance. Not owning certain poorer performing consumer discretionary stocks helped performance, as did owning strong performers, such as AutoZone, Inc. Stock choices in the health care sector also contributed considerably to relative results. The Portfolio's position in McKesson Corp. produced a very strong total return over the last year. Stock selection in the consumer staples sector made a more modest contribution to relative performance; the Portfolio's position in Darling Ingredients, Inc. strongly outperformed the sector. Stock selection in the communication services sector partially offset the negative impact of an overweight in this poor-performing sector; the Portfolio's position in Cable One, Inc. outperformed the sector. Stock choices in the financials sector, such as SelectQuote, Inc. which fell sharply before the position was eliminated, also hurt relative results. In addition, stock selection in the industrials and business services sector, such as Fastenal, detracted from performance. Sector allocations overall had a negative impact on the Portfolio's relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP trailed its benchmark for the period. Security selection was the primary driver of relative underperformance. Stock selection was weakest within consumer discretionary, health care, and industrials. Selection in communication services partially offset negative performance from the sector. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative returns during the period. The most significant detraction from relative results came from the Portfolio's overweight allocations to communication services and consumer discretionary. In contrast, the Portfolio's underweight exposure to materials contributed to relative returns. Top detractors to relative performance during the period included overweight positions in DraftKings, RingCentral, and Oak Street Health. Top contributors to relative performance during the period included overweight positions in Arista Networks, Marvell Technology, and Dexcom.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Massachusetts Financial Services Company SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	12.04%	11.89%	11.69%
5-Year	10.10%	9.93%	9.82%
10-Year	10.99%	10.83%	10.71%
Since Inception	9.81%	9.41%	9.89%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Value Portfolio — Class 1

The SA Multi-Managed Mid Cap Value Portfolio — Class 1 shares returned 12.04% for the 12-month period ending March 31, 2022, compared to a 11.45% return for the Russell Midcap Value Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the Russell Midcap Value Index, a strategy known as "replication."

The Portfolio component managed by Massachusetts Financial Services Company outperformed its benchmark for the period. Stock selection within the industrials sector contributed to performance relative to the Russell Midcap Value Index, led by the Portfolio's holding in KBR, Inc. A combination of underweighting and security selection within the information technology sector also strengthened relative results, with the Portfolio's underweight position in shares of Marvell Technology, Inc leading the way. Security selection and an overweight position in the financials sector further boosted relative returns. Here, an overweight holding of Athene, Inc supported relative performance. Stocks in other sectors that helped relative results included overweight positions in Life Storage, Inc, Devon Energy Corp., Diamondback Energy, Inc., Albertsons Cos., Inc., Targa Resources Corp., and Pioneer Natural Resources Co. Avoiding poor-performing Twitter, Inc. further bolstered relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Mid Cap Value Portfolio Class 1 (unaudited) (continued)

Security selection within both the materials and consumer staples sectors hampered relative performance. Within the materials sector, not owning strong-performing Nucor held back relative returns. Within the consumer staples sector, the Portfolio's overweight holding of Energizer Holdings, Inc. harmed relative results. Elsewhere, the Portfolio's holdings of Global Payments, Inc. and Urban Outfitters, Inc. weighed on relative results. Additionally, not owning shares of Occidental Petroleum and Marathon Petroleum harmed relative performance. The Portfolio's overweight holdings of Stanley Black & Decker, Inc., Toll Brothers, Inc., Lear Corp., and Zebra Technologies Corp. further weakened relative returns.

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Favorable sector allocations more than offset negative stock selection. Energy contributed the most to relative performance due to an overweight allocation to the sector, which outperformed the benchmark. This effect outweighed the adverse impact of stock selection in the sector. The Portfolio's holdings in Imperial Oil, Ltd. and Canadian Natural Resources, Ltd., whose respective shares roughly doubled over the period, ranked among the Portfolio's largest absolute contributors. Industrials and business services stocks added value owing to positive selection and an underweight allocation to the sector, which underperformed the benchmark. Textron, Inc., a U.S. industrial conglomerate, led contributors in the sector. Conversely, the health care sector detracted the most from relative performance due to negative stock selection, particularly in the health care providers and services industry. An overweight to the health care sector, which lagged the benchmark, further detracted. Real estate also hurt relative returns owing to an underweight allocation to the sector, which outperformed the benchmark.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	SunAmerica Asset Management, LLC Schroder Investment Management North America Inc. J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

SA Multi-Managed Small Cap Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	0.33%	0.14%	0.06%
5-Year	9.74%	9.57%	9.46%
10-Year	9.73%	9.56%	9.46%
Since Inception	6.14%	5.25%	8.44%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

2 The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Small Cap Portfolio — Class 1

The SA Multi-Managed Small Cap Portfolio — Class 1 shares returned 0.33% for the 12-months ended March 31, 2022, compared to a –5.79% return for the Russell 2000 Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invest in all or substantially all of the stocks included in the S&P Small Cap 600® Index, a strategy known as "replication."

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. On the positive side, holdings in the software & services, health services & systems and retail sectors contributed most to performance. At the individual stock level, overweight positions in Allscripts Healthcare Solutions, Inc., Herc Holdings, Inc. and Perficient, Inc. were the top individual contributors. On the negative side, holdings in the semiconductors, utilities and industrial cyclical sectors detracted most from performance. At the individual stock level, an underweight allocation in Avis Budget, Inc. and overweight positions in Sleep Number Corp. and Cardiovascular Systems, Inc. were the top individual detractors from results. While the Portfolio seeks to be sector neutral, as of March 31, 2022, the Portfolio's largest overweight exposures were in the media, systems hardware and software & services sectors. The largest underweight exposures were in the industrial cyclical, finance and utilities sectors. During the period, the Portfolio used futures to more effectively gain targeted equity exposure from the Portfolio's cash positions and for the purpose of reducing transaction costs and managing risk. Overall, the Portfolio's use of equity futures detracted from absolute performance for the year.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Small Cap Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Schroder Investment Management North America Inc. outperformed its benchmark for the period. This year, companies with negative earnings lagged companies with positive earnings; a reversal of the previous year. Value outperformed growth over the year, also a reversal versus last year. Dispersion between growth and value has been quite high over the past two years. Health care and consumer discretionary were the strongest performing sectors in terms of total effect. Health care was one of the best contributors due to the Portfolio's underweight to the sector, particularly a low weight in biotech. Biotech was one of the worst performing industries and comprises of 50% of the health care sector's weight. The Portfolio's sector weight averaged 1.45% for the period. Consumer discretionary performed well due to stock selection in the home construction and media agencies industries. Over the year, the Portfolio's allocation to basic materials, consumer discretionary and financials was lowered while allocations to energy and real estate increased. Stock selection was the main driver of outperformance for the period, with positive selection in nine of 11 sectors. Examples of stocks held that contributed positively include Perficient, a global digital consultancy company, and Univar Solutions, which is a global chemical and ingredient distributor. Information technology and basic materials also contributed heavily. Information technology was led by the performance of the software and computer services industries, while the specialty chemicals and diversified chemicals industries led the way for basic materials. The Portfolio's defensive stocks are non-cyclical and have recurring revenue streams and growth characteristics. The group outperformed and help defend in down markets. They were led by Perficient.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Schroder Investment Management North America Inc. SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Multi-Managed International Equity Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	–0.84%	–1.08%	–1.18%
5-Year	7.21%	7.06%	6.96%
10-Year	5.72%	5.55%	5.45%
Since Inception	3.03%	2.63%	5.97%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid-cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The Index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed International Equity Portfolio — Class 1

The SA Multi-Managed International Equity Portfolio — Class 1 shares returned –0.84% for the 12-month period ending March 31, 2022, compared to a 1.16% return for the MSCI EAFE Index (net).

The Portfolio component managed by SunAmerica Asset Management, LLC invest in all or substantially all of the stocks included in the MSCI EAFE Index (net), a strategy known as "replication."

The Portfolio component managed by T. Rowe Price Associates, Inc. underperformed its benchmark for the period. Negative stock selection drove underperformance and outweighed slightly positive sector allocations. Consumer discretionary stocks detracted the most from relative performance due to adverse selection, led by holdings in the internet and direct marketing retail industry. The health care sector hurt relative returns mostly owing to negative stock selection. However, an overweight to the health care sector, which outperformed the benchmark, tempered the impact of unfavorable selection. On the other hand, utilities added the most to relative performance mostly due to positive stock selection. An underweight to utilities, which lagged the benchmark, also bolstered relative returns. The consumer staples sector added value owing to favorable stock selection. From a regional perspective, adverse allocation decisions drove underperformance and outweighed positive stock selection. Developed Europe weighed on relative returns the most chiefly due to negative stock selection. Japan added the most value due to positive stock selection and an underweight allocation to the country, which lagged the benchmark.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed International Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Schroder Investment Management North America Inc. underperformed its benchmark for the period. Stock selection in industrials proved to be a headwind for relative performance. Danish wind turbine supplier Vestas Wind Systems A/S was a substantial detractor. Elsewhere in the Portfolio, Chinese information technology stocks Tencent Holdings, Ltd. and Alibaba Group Holding, Ltd. also proved to be a drag on returns. Conversely, the Portfolio's energy holdings, Equinor ASA and Shell PLC, were particularly strong. Stock selection in aggregate was positive, but was offset by weaker sector allocation with holdings in the industrials, information technology, and materials sectors being the primary detractors from relative returns. Conversely, stock picks in energy, consumer staples, health care and utilities made a positive contribution. Holdings in Continental Europe, Japan and North America contributed positively, with the remaining regions weighing on performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation
Managers:	PineBridge Investments LLC Wellington Management Company LLP

Growth of a $10,000 Investment

SA Multi-Managed Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	–4.61%	–4.78%	–4.83%
5-Year	2.12%	1.97%	1.87%
10-Year	2.12%	1.98%	1.87%
Since Inception	3.61%	3.53%	3.09%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Bloomberg U.S. Government Bond Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

3 The Bloomberg U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

4 The Bloomberg U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

5 The Bloomberg CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Diversified Fixed Income Portfolio — Class 1

The SA Multi-Managed Diversified Fixed Income Portfolio — Class 1 shares returned –4.61% for the 12-month period ending March 31, 2022, compared to a –4.15% return for the Bloomberg U.S. Aggregate Bond Index.

The Portfolio component passively managed by PineBridge Investments, LLC seeks to invest in a sampling of securities included in the Bloomberg U.S. Government Bond Index by utilizing a statistical technique known as "optimization."

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Multi-Managed Diversified Fixed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component actively managed by PineBridge Investments, LLC, underperformed its benchmark for the period. For the period, the option-adjusted spread of the Bloomberg U.S. Aggregate Bond Index moved wider by 10 basis points. Asset allocation was negative due to the underweight allocation to the government sector and overweight allocation in non-corporate sectors. Security selection was positive driven by select securities in the energy and financials sectors. The Portfolio's duration was slightly short of the Bloomberg U.S. Aggregate Bond Index which contributed to performance as yields rose during the period.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. The Portfolio's underweight positioning to agency mortgage-backed securities (MBS) had a negative impact on relative performance. Additionally, the Portfolio held select emerging markets sovereign debt which detracted. The Portfolio's overall modest underweight to and security selection within investment grade credit, particularly industrials, contributed to relative performance. The Portfolio's allocation to high yield credit and an out-of-benchmark allocation to bank loans, particularly industrials in both sectors, contributed favorably.

The Portfolio's allocation to securitized sectors, including an underweight in commercial mortgage-backed securities (CMBS), along with out-of-benchmark allocations to collateralized loan obligations (CLO) and non-agency residential mortgage-backed securities (RMBS), had a positive impact on relative performance during the period. Finally, the Portfolio's out-of-benchmark allocation to Treasury Inflation Protected Securities (TIPS) contributed positively to performance. During the period, the Portfolio used interest rate futures to manage duration and yield curve exposure. Overall, the positioning had a negative impact on absolute performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA American Century Inflation Protection Portfolio Class 3 (unaudited)

Investment Goal:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Manager:	American Century Investment Management, Inc.

Growth of a $10,000 Investment

SA American Century Inflation Protection Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 3*
1-Year	4.37%	4.00%
5-Year	3.64%	3.38%
10-Year	2.08%	1.82%
Since Inception	2.13%	2.80%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Bloomberg World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Bloomberg 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

3 The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA American Century Inflation Protection Portfolio — Class 3

The SA American Century Inflation Protection Portfolio — Class 3 shares returned 4.00% for the 12-month period ending March 31, 2022.

Effective February 22, 2022, the Portfolio changed subadvisor from Wellington Management Company LLP to American Century Investment Management, Inc. and changed benchmark from the Bloomberg World Government Inflation Linked 1-10 Year Index (Hedged), and the Bloomberg 1-10 Year U.S. Treasury Inflation Protected Securities Index to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

For the Period from April 1, 2021 to February 21, 2022, the Portfolio managed by Wellington Management Company LLP posted a return of 2.98% compared to a 3.82% return for the Bloomberg World Government Inflation Linked 1-10 Year Index (Hedged), and a 3.52% return for the Bloomberg 1-10 Year U.S. Treasury Inflation Protected Securities Index.

The Portfolio's positioning in non-USD linkers in the Portfolio was a detractor from performance overall, particularly an underweight to United Kingdom linkers as was an underweight and positioning within United States Treasury Inflation Protected Securities (TIPS). The Portfolio's exposure to high yield modestly detracted. The Portfolio's allocation to credit was a net contributor to relative performance, as the Portfolio's out-of-benchmark exposure to bank loans, securitized credit (collateralized loan obligations, commercial mortgage-backed securities, non-agency residential mortgage-backed securities), and investment grade credit had a positive impact. The Portfolio's overweight position to Canadian linkers was additive to relative performance during the year.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA American Century Inflation Protection Portfolio Class 3 (unaudited) (continued)

The Portfolio hedges foreign currency exposure using currency forwards. Overall, the Portfolio's currency hedges contributed to total returns.

For the Period from February 22, 2022 to March 31, 2022, the Portfolio managed by American Century Investment Management, Inc. posted a return of 1.00%, compared to a 0.52% return for the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index. During the period, the Portfolio was transitioning to management by American Century Investment Management, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Value Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 2*	Class 3*
1-Year	12.61%	12.48%	12.32%
5-Year	12.73%	12.57%	12.45%
10-Year	12.57%	12.41%	12.29%
Since Inception	12.80%	9.55%	10.48%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Value Portfolio — Class 2

The SA Columbia Focused Value Portfolio — Class 2 shares returned 12.48% for the 12-month period ending March 31, 2022, compared to a return of 11.67% for the Russell 1000 Value Index.

U.S. equity markets generally delivered strong positive returns during the period with 10 of 11 sectors in the S&P 500® Index delivering positive returns. Despite divergence throughout most of the period, growth stocks and value stocks each produced double-digit returns.

Sector allocation was the primary driver of outperformance. An overweight to energy, materials, and utilities helped relative results, as did an underweight to communication services and industrials. Detractors included an overweight to information technology and an underweight to real estate.

Security selection contributed to relative results, particularly within information technology, industrials, and materials. Top individual contributors included refiner Marathon Petroleum Corp., copper miner Freeport-McMoRan, Inc., pipeline operator Williams Cos., Inc., electric utility FirstEnergy Corp., and agricultural chemical provider FMC Corp. Detractors included internet and direct marketing retailer Qurate Retail, Inc., Series A diversified bank Citigroup, Inc., telecom provider Verizon Communications, Inc., electronics component maker Corning, Inc., and health care equipment provider Baxter International, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 3*
1-Year	3.85%	3.58%
5-Year	10.33%	10.05%
10-Year	N/A	8.99%
Since Inception	10.54%	6.63%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Bloomberg U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Growth Portfolio — Class 3

The SA Allocation Growth Portfolio — Class 3 shares posted a return of 3.58% for the 12-month period ending March 31, 2022, compared to a 11.92% return for the Russell 3000 Index, a 1.16% return for the MSCI EAFE Index (net), a –4.15% return for the Bloomberg U.S. Aggregate Bond Index, and a 6.18% return for the Blended Index (57% Russell 3000 Index, 23% MSCI EAFE Index (net), and 20% Bloomberg U.S. Aggregate Bond Index).

The sharp rise of inflation and the war in Ukraine negatively impacted both equity and bond markets in the latter part of the period. The first quarter of 2022 also saw the Bloomberg U.S. Aggregate Bond Index's lowest quarterly return since 1980.

Manager contribution was the leading detractor from relative results as underlying equity portfolios, in aggregate, underperformed their respective benchmarks. Allocations to underlying portfolios investing in small-cap, mid-cap, and emerging market equities also detracted from performance. However, this was partially offset by a positive contribution from an underweight exposure to international underlying portfolios and a small allocation to REITs.

An underweight to the lagging fixed income asset class was also beneficial to returns. Allocations to underlying portfolios investing in inflation-protected securities and high yield bonds further aided performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 3*
1-Year	2.49%	2.18%
5-Year	8.90%	8.63%
10-Year	N/A	7.66%
Since Inception	9.01%	5.93%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Growth Portfolio — Class 3

The SA Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 2.18% for the 12-month period ending March 31, 2022, compared to a 11.92% return for the Russell 3000 Index, a 1.16% return for the MSCI EAFE Index, a –4.15% return for the Bloomberg U.S. Aggregate Bond Index, and a 4.30% return for the Blended Index (47% Russell 3000 Index, 18% MSCI EAFE Index, and 35% Bloomberg U.S. Aggregate Bond Index).

The sharp rise of inflation and the war in Ukraine negatively impacted both equity and bond markets in the latter part of the period. The first quarter of 2022 also saw the Bloomberg U.S. Aggregate Bond Index's lowest quarterly return since 1980.

Manager contribution was the leading detractor from relative results as underlying equity portfolios, in aggregate, underperformed their respective benchmarks. Allocations to underlying portfolios investing in small-cap, mid-cap, and emerging market equities also detracted from performance. However, this was partially offset by a positive contribution from an underweight exposure to international underlying portfolios and a small allocation to REITs.

An underweight to the lagging fixed income asset class was also beneficial to returns. Allocations to underlying portfolios investing in inflation-protected securities, high yield and corporate bonds further aided performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 3*
1-Year	1.57%	1.35%
5-Year	7.96%	7.69%
10-Year	N/A	6.89%
Since Inception	8.00%	5.68%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 41% Russell 3000® Index, 14% MSCI EAFE Index (net) and 45% Bloomberg U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Portfolio — Class 3

The SA Allocation Moderate Portfolio — Class 3 shares posted a return of 1.35% for the 12-month period ending March 31, 2022, compared to a 11.92% return for the Russell 3000 Index, a 1.16% return for the MSCI EAFE Index (net), a –4.15% return for the Bloomberg U.S. Aggregate Bond Index, and a 3.12% return for the Blended Index (41% Russell 3000 Index, 14% MSCI EAFE Index (net), and 45% Bloomberg U.S. Aggregate Bond Index).

The sharp rise of inflation and the war in Ukraine negatively impacted both equity and bond markets in the latter part of the period. The first quarter of 2022 also saw the Bloomberg U.S. Aggregate Bond Index's lowest quarterly return since 1980.

Manager contribution was the leading detractor from relative results as underlying equity portfolios, in aggregate, underperformed their respective benchmarks. Allocations to underlying portfolios investing in small-cap, mid-cap, and emerging market equities also detracted from performance. However, this was partially offset by a positive contribution from an underweight exposure to international underlying portfolios and a small allocation to REITs.

An underweight to the lagging fixed income asset class was also beneficial to returns. Allocations to underlying portfolios investing in inflation-protected securities and high yield bonds further aided performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

SA Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/22

	Class 1*	Class 3*
1-Year	0.20%	–0.11%
5-Year	6.37%	6.14%
10-Year	N/A	5.78%
Since Inception	6.31%	5.14%

* Inception date for Class 1: 09/26/16; Class 3: 02/14/05

1 The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Blended Index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) & 60% Bloomberg U.S. Aggregate Bond Index.

3 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Allocation Balanced Portfolio — Class 3

The SA Allocation Balanced Portfolio — Class 3 shares posted a return of –0.11% for the 12-month period ending March 31, 2022, compared to a 11.92% return for the Russell 3000 Index, a 1.16% return for the MSCI EAFE Index (net), a –4.15% return for the Bloomberg U.S. Aggregate Bond Index, and a 1.14% return for the Blended Index (30% Russell 3000 Index, 10% MSCI EAFE Index (net), and 60% Bloomberg U.S. Aggregate Bond Index).

The sharp rise of inflation and the war in Ukraine negatively impacted both equity and bond markets in the latter part of the period. The first quarter of 2022 also saw the Bloomberg U.S. Aggregate Bond Index's lowest quarterly return since 1980.

Manager contribution was the leading detractor from relative results as underlying equity portfolios, in aggregate, underperformed their respective benchmarks. Allocations to underlying portfolios investing in small-cap, mid-cap, and emerging market equities also detracted from performance. However, this was partially offset by a positive contribution from an underweight exposure to international underlying portfolios and a small allocation to REITs.

An underweight to the lagging fixed income asset class was also beneficial to returns. Allocations to underlying portfolios investing in inflation-protected securities and high yield bonds further aided performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Filed under Rule 497(e) and Rule 497(k)
Registration No. 033-08653

SEASONS SERIES TRUST
Supplement to the Prospectus

Seasons Series Trust
SA Multi-Managed Mid Cap Value Portfolio (the "Portfolio")

Supplement dated April 1, 2022
to the Portfolio's Summary Prospectus, Prospectus and Statement of Additional Information, each dated
July 29, 2021, as supplemented and amended to date

At a meeting held on March 31, 2022, the Board of Trustees of Seasons Series Trust approved an amendment to the Subadvisory Agreement between SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc. with respect to the Portfolio. Pursuant to the amendment, the subadvisory fee rate under the Subadvisory Agreement is reduced at certain asset levels effective April 1, 2022. There is no change to the advisory fee charged to the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCSP-812546-LCG1 (3/22)

SEASONS SERIES TRUST
Results of Joint Special Meeting of Shareholders (unaudited)

On March 2, 2022, a Joint Special Meeting of Shareholders of SA Multi-Managed Large Cap Growth Portfolio was held to consider a proposal to approve a change to the SA Multi-Managed Large Cap Growth Portfolio's sub-classification under the Investment Company Act of 1940 from "diversified" to "non-diversified". The proposal was approved and voting results of this Joint Special Meeting of Shareholders were as follows:

For	Against	Abstain
34,233,249.656	321,706.308	331,943.406

On March 2, 2022, a Joint Special Meeting of Shareholders of SA T. Rowe Price Growth Stock Portfolio was held to consider a proposal to approve a change to the SA T. Rowe Price Growth Stock Portfolio's sub-classification under the Investment Company Act of 1940 from "diversified" to "non-diversified". The proposal was approved and voting results of this Joint Special Meeting of Shareholders were as follows:

For	Against	Abstain
17,427,761.158	11,175.982	0

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust's Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

PRSRT BPM

U.S. POSTAGE

PAID

TOPPAN MERRILL

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906AR.18 (5/22)

Item 2. Code of Ethics.

Seasons Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended March 31, 2022, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Jane Jelenko, Garrett F. Bouton, Tracey C. Doi and Charles H. Self III each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Ms. Jelenko, Mr. Bouton, Ms. Doi and Mr. Self are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2021	2022
(a) Audit Fees	$773,032	$788,492
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$173,247	$175,482
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2021	2022
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$388,822	$209,002

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2021 and 2022 were $961,264 and $412,084, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2022

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: June 8, 2022